UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

 (Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2016

Item 1.

Reports to Stockholders

Fidelity® Intermediate Bond Fund Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	33.5%
AAA	8.1%
AA	4.1%
A	17.7%
BBB	27.9%
BB and Below	6.4%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	2.0%

As of August 31, 2015
U.S. Government and U.S. Government Agency Obligations	33.6%
AAA	9.7%
AA	5.7%
A	17.6%
BBB	26.8%
BB and Below	4.6%
Short-Term Investments and Net Other Assets	2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	4.5	4.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	3.9	3.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016*,**
Corporate Bonds	52.8%
U.S. Government and U.S. Government Agency Obligations	33.5%
Asset-Backed Securities	3.8%
CMOs and Other Mortgage Related Securities	5.4%
Municipal Bonds	0.4%
Other Investments	2.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Foreign investments - 9.8%

 ** Futures and Swaps - 0.0%

As of August 31, 2015*,**
Corporate Bonds	48.8%
U.S. Government and U.S. Government Agency Obligations	33.6%
Asset-Backed Securities	4.3%
CMOs and Other Mortgage Related Securities	7.5%
Municipal Bonds	0.4%
Other Investments	3.4%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Foreign investments - 11.3%

 ** Futures and Swaps - 0.0%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments February 29, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 51.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 4.6%
Automobiles - 1.5%
Daimler Finance North America LLC:
1.45% 8/1/16 (a)	$2,380	$2,380
2.25% 9/3/19 (a)	17,149	17,066
General Motors Financial Co., Inc.:
2.4% 4/10/18	6,610	6,494
3.1% 1/15/19	4,690	4,640
3.15% 1/15/20	6,680	6,527
Volkswagen Group of America Finance LLC:
2.125% 5/23/19 (a)	3,670	3,544
2.45% 11/20/19 (a)	6,500	6,297
		46,948
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.75% 12/9/20	610	628
Household Durables - 0.5%
D.R. Horton, Inc. 4% 2/15/20	8,000	8,140
Toll Brothers Finance Corp.:
4% 12/31/18	5,175	5,291
4.875% 11/15/25	4,400	4,268
		17,699
Media - 2.2%
21st Century Fox America, Inc. 6.9% 3/1/19	5,426	6,160
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25 (a)	4,820	4,934
Comcast Corp.:
4.95% 6/15/16	2,432	2,461
5.15% 3/1/20	4,685	5,263
5.7% 5/15/18	355	387
COX Communications, Inc. 6.25% 6/1/18 (a)	4,000	4,284
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	4,504	4,548
5.875% 10/1/19	287	321
Discovery Communications LLC 3.25% 4/1/23	563	517
NBCUniversal, Inc. 5.15% 4/30/20	6,800	7,655
Time Warner Cable, Inc.:
5.85% 5/1/17	8,733	9,068
6.75% 7/1/18	7,189	7,834
8.25% 4/1/19	2,550	2,916
Time Warner, Inc. 4.875% 3/15/20	5,060	5,457
Viacom, Inc.:
3.5% 4/1/17	3,145	3,176
6.125% 10/5/17	3,071	3,224
		68,205
Specialty Retail - 0.4%
AutoZone, Inc. 3.7% 4/15/22	3,290	3,407
Lowe's Companies, Inc. 4.625% 4/15/20	4,793	5,227
TJX Companies, Inc. 2.75% 6/15/21	3,201	3,284
		11,918

TOTAL CONSUMER DISCRETIONARY		145,398

CONSUMER STAPLES - 3.5%
Beverages - 1.5%
Anheuser-Busch InBev Finance, Inc.:
2.15% 2/1/19	6,585	6,679
2.65% 2/1/21	6,659	6,777
3.3% 2/1/23	7,172	7,373
3.65% 2/1/26	7,780	8,024
PepsiCo, Inc. 7.9% 11/1/18	5,580	6,492
SABMiller Holdings, Inc.:
2.2% 8/1/18 (a)	3,580	3,600
2.45% 1/15/17 (a)	8,430	8,497
		47,442
Food & Staples Retailing - 0.3%
CVS Health Corp.:
2.8% 7/20/20	2,854	2,923
3.5% 7/20/22	1,679	1,754
4.125% 5/15/21	4,367	4,659
		9,336
Food Products - 0.5%
Cargill, Inc.:
3.25% 11/15/21 (a)	4,000	4,101
6% 11/27/17 (a)	781	836
Kraft Foods Group, Inc. 2.25% 6/5/17	4,150	4,182
Tyson Foods, Inc. 2.65% 8/15/19	3,500	3,547
William Wrigley Jr. Co. 2% 10/20/17 (a)	2,937	2,944
		15,610
Tobacco - 1.2%
BAT International Finance PLC:
2.75% 6/15/20 (a)	6,420	6,557
3.5% 6/15/22 (a)	4,810	5,010
Imperial Tobacco Finance PLC 3.75% 7/21/22 (a)	4,789	4,916
Philip Morris International, Inc. 4.5% 3/26/20	6,800	7,498
Reynolds American, Inc.:
3.25% 6/12/20	638	664
4% 6/12/22	2,191	2,365
4.45% 6/12/25	4,820	5,235
5.7% 8/15/35	824	930
6.75% 6/15/17	3,818	4,099
		37,274

TOTAL CONSUMER STAPLES		109,662

ENERGY - 5.9%
Energy Equipment & Services - 0.7%
DCP Midstream LLC 5.35% 3/15/20 (a)	4,118	3,101
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,114
Halliburton Co.:
2.7% 11/15/20	2,254	2,222
3.8% 11/15/25	1,675	1,586
6.15% 9/15/19	2,601	2,834
Nabors Industries, Inc. 2.35% 9/15/16	1,770	1,752
Noble Holding International Ltd.:
2.5% 3/15/17	1,741	1,665
5.95% 4/1/25	401	203
Petrofac Ltd. 3.4% 10/10/18 (a)	4,400	3,732
		22,209
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.:
5.95% 9/15/16	373	375
6.375% 9/15/17	3,957	4,020
BG Energy Capital PLC 2.875% 10/15/16 (a)	4,300	4,322
Boardwalk Pipelines LP 4.95% 12/15/24	4,140	3,544
BP Capital Markets PLC:
2.315% 2/13/20	4,980	4,878
2.521% 1/15/20	3,410	3,348
3.2% 3/11/16	4,270	4,272
3.245% 5/6/22	4,160	4,103
Canadian Natural Resources Ltd. 3.9% 2/1/25	3,400	2,638
Cenovus Energy, Inc. 5.7% 10/15/19	7,250	6,398
Columbia Pipeline Group, Inc. 3.3% 6/1/20 (a)	2,974	2,785
ConocoPhillips Co. 2.2% 5/15/20	3,712	3,432
DCP Midstream Operating LP:
2.5% 12/1/17	1,922	1,754
2.7% 4/1/19	1,120	919
3.875% 3/15/23	3,530	2,543
Devon Energy Corp. 2.25% 12/15/18	3,355	2,924
El Paso Natural Gas Co. 5.95% 4/15/17	178	180
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	3,812
Enterprise Products Operating LP:
2.55% 10/15/19	693	671
4.05% 2/15/22	4,350	4,345
Exxon Mobil Corp.:
2.25% 3/1/21	6,250	6,250
2.75% 3/1/23	4,879	4,879
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (a)	170	172
Kinder Morgan Energy Partners LP 2.65% 2/1/19	4,636	4,336
Kinder Morgan, Inc. 2% 12/1/17	1,246	1,190
Marathon Petroleum Corp. 3.5% 3/1/16	5,906	5,906
MPLX LP 4% 2/15/25	500	379
Petro-Canada 6.05% 5/15/18	1,874	1,917
Petrobras Global Finance BV 4.375% 5/20/23	7,700	5,248
Petroleos Mexicanos 3.5% 1/30/23	3,205	2,774
Phillips 66 Co. 2.95% 5/1/17	8,400	8,505
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	4,350	3,860
5.75% 1/15/20	6,268	6,043
Schlumberger Investment SA 1.25% 8/1/17 (a)	6,000	5,898
Shell International Finance BV 2.125% 5/11/20	4,895	4,767
Southeast Supply Header LLC 4.25% 6/15/24 (a)	3,066	2,878
Southwestern Energy Co. 4.05% 1/23/20	2,364	1,525
Spectra Energy Capital, LLC 5.65% 3/1/20	237	237
Suncor Energy, Inc. 6.1% 6/1/18	5,571	5,716
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	742
4.55% 6/24/24	4,547	3,410
Total Capital International SA 2.125% 1/10/19	8,195	8,172
TransCanada PipeLines Ltd. 3.125% 1/15/19	2,847	2,865
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,717	1,718
Western Gas Partners LP:
2.6% 8/15/18	3,512	3,069
5.375% 6/1/21	4,300	3,673
Williams Partners LP 4.3% 3/4/24	4,990	3,901
		161,293

TOTAL ENERGY		183,502

FINANCIALS - 24.4%
Banks - 10.7%
Bank of America Corp.:
2.65% 4/1/19	7,598	7,637
3.875% 3/22/17	326	333
4.2% 8/26/24	3,440	3,444
4.25% 10/22/26	3,412	3,380
4.45% 3/3/26	3,485	3,485
5.75% 12/1/17	6,840	7,254
5.875% 1/5/21	5,905	6,664
Bank of Montreal 2.5% 1/11/17	4,210	4,260
Bank of Nova Scotia:
2.8% 7/21/21	3,440	3,504
4.5% 12/16/25	6,400	6,281
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (a)	4,760	4,742
2.3% 3/5/20 (a)	3,320	3,298
Barclays PLC:
2.75% 11/8/19	2,863	2,811
2.875% 6/8/20	4,810	4,610
3.25% 1/12/21	3,509	3,383
BNP Paribas 2.375% 9/14/17	6,400	6,461
BNP Paribas SA 2.45% 3/17/19	3,370	3,399
Capital One NA 2.95% 7/23/21	3,430	3,402
CIT Group, Inc. 3.875% 2/19/19	7,345	7,308
Citigroup, Inc.:
1.75% 5/1/18	6,000	5,941
2.15% 7/30/18	6,591	6,567
2.55% 4/8/19	11,680	11,715
4.4% 6/10/25	3,290	3,280
Citizens Bank NA 2.45% 12/4/19	6,790	6,737
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	1,271	1,302
Comerica, Inc. 2.125% 5/23/19	2,052	2,018
Commonwealth Bank of Australia:
2.25% 3/13/19	8,340	8,396
2.3% 9/6/19	3,440	3,463
Credit Suisse AG 6% 2/15/18	9,794	10,369
Credit Suisse New York Branch 3% 10/29/21	3,500	3,504
Discover Bank 2% 2/21/18	8,400	8,299
Fifth Third Bancorp:
2.875% 7/27/20	3,200	3,225
4.5% 6/1/18	440	463
First Horizon National Corp. 3.5% 12/15/20	7,958	7,901
HBOS PLC 6.75% 5/21/18 (a)	3,004	3,230
HSBC Bank PLC 1.5% 5/15/18 (a)	3,890	3,866
HSBC Holdings PLC:
4% 3/30/22	3,778	3,931
5.1% 4/5/21	4,270	4,700
HSBC U.S.A., Inc. 2.625% 9/24/18	1,804	1,814
Huntington Bancshares, Inc. 7% 12/15/20	1,204	1,429
Huntington National Bank 2.2% 4/1/19	4,985	4,942
Intesa Sanpaolo SpA 2.375% 1/13/17	6,760	6,781
JPMorgan Chase & Co.:
2.2% 10/22/19	8,475	8,470
2.35% 1/28/19	7,995	8,074
3.875% 9/10/24	5,168	5,193
4.125% 12/15/26	5,070	5,144
4.5% 1/24/22	4,210	4,562
KeyCorp. 5.1% 3/24/21	4,303	4,732
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	7,298	7,362
Mitsubishi UFJ Trust & Banking Corp. 2.45% 10/16/19 (a)	5,070	5,077
Mizuho Bank Ltd.:
1.55% 10/17/17 (a)	7,500	7,454
2.4% 3/26/20 (a)	6,705	6,695
MUFG Americas Holdings Corp.:
1.625% 2/9/18	977	970
2.25% 2/10/20	3,292	3,250
Nordea Bank AB 2.375% 4/4/19 (a)	3,360	3,384
PNC Bank NA 2.45% 11/5/20	4,458	4,492
Regions Financial Corp.:
2% 5/15/18	3,910	3,875
3.2% 2/8/21	4,701	4,678
Royal Bank of Canada:
1.5% 1/16/18	8,080	8,069
2.35% 10/30/20	6,360	6,380
4.65% 1/27/26	3,606	3,637
Royal Bank of Scotland Group PLC 5.125% 5/28/24	5,130	4,914
Sumitomo Mitsui Banking Corp. 2.45% 1/10/19	4,000	4,037
SunTrust Banks, Inc. 3% 3/3/21	4,672	4,662
The Toronto-Dominion Bank 2.625% 9/10/18	5,842	5,959
Wells Fargo & Co.:
2.15% 1/15/19	5,077	5,113
3% 1/22/21	6,034	6,198
4.3% 7/22/27	4,780	4,973
		336,883
Capital Markets - 3.3%
BlackRock, Inc. 4.25% 5/24/21	3,460	3,793
Deutsche Bank AG London Branch 2.5% 2/13/19	8,876	8,686
Goldman Sachs Group, Inc.:
2.375% 1/22/18	4,020	4,044
2.625% 1/31/19	7,920	7,980
5.95% 1/18/18	10,163	10,837
6.15% 4/1/18	3,044	3,281
Lazard Group LLC:
4.25% 11/14/20	1,723	1,768
6.85% 6/15/17	935	983
Merrill Lynch & Co., Inc. 6.875% 4/25/18	5,859	6,399
Morgan Stanley:
2.125% 4/25/18	3,910	3,909
2.375% 7/23/19	3,430	3,423
2.5% 1/24/19	9,985	10,037
2.65% 1/27/20	5,010	5,002
3.875% 1/27/26	4,600	4,727
4.875% 11/1/22	3,010	3,174
5.625% 9/23/19	933	1,024
5.75% 1/25/21	4,378	4,921
5.95% 12/28/17	2,475	2,643
7.3% 5/13/19	3,668	4,195
UBS AG Stamford Branch:
1.375% 6/1/17	2,431	2,425
1.8% 3/26/18	4,881	4,884
2.375% 8/14/19	5,170	5,192
		103,327
Consumer Finance - 1.2%
Capital One Financial Corp. 2.45% 4/24/19	2,760	2,760
Discover Financial Services:
3.85% 11/21/22	196	193
5.2% 4/27/22	710	747
6.45% 6/12/17	2,977	3,122
Ford Motor Credit Co. LLC:
1.7% 5/9/16	4,000	4,003
3.157% 8/4/20	3,320	3,306
4.25% 9/20/22	4,080	4,157
Hyundai Capital America:
2.125% 10/2/17 (a)	1,463	1,464
2.55% 2/6/19 (a)	2,513	2,521
2.6% 3/19/20 (a)	6,620	6,623
2.875% 8/9/18 (a)	1,665	1,678
3% 10/30/20 (a)	6,329	6,421
Synchrony Financial:
1.875% 8/15/17	822	813
3% 8/15/19	1,208	1,210
		39,018
Diversified Financial Services - 0.3%
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,929	2,556
3.875% 8/15/22	2,163	2,012
IntercontinentalExchange, Inc. 2.75% 12/1/20	1,103	1,121
McGraw Hill Financial, Inc. 2.5% 8/15/18	1,947	1,957
		7,646
Insurance - 3.2%
ACE INA Holdings, Inc. 2.3% 11/3/20	2,130	2,143
AIA Group Ltd. 2.25% 3/11/19 (a)	743	743
American International Group, Inc.:
3.3% 3/1/21	1,632	1,650
4.875% 6/1/22	6,517	6,954
Aon Corp. 5% 9/30/20	4,000	4,413
Aon PLC 3.875% 12/15/25	6,215	6,298
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (a)(b)	1,929	1,890
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	1,889	2,092
5.375% 3/15/17	149	154
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	4,280	4,617
Marsh & McLennan Companies, Inc.:
2.55% 10/15/18	3,559	3,640
4.8% 7/15/21	3,265	3,588
MassMutual Global Funding II 2.45% 11/23/20 (a)	4,750	4,790
MetLife, Inc. 3.6% 11/13/25	8,640	8,713
Metropolitan Life Global Funding I 2.3% 4/10/19 (a)	8,370	8,402
Pacific LifeCorp 6% 2/10/20 (a)	2,213	2,476
Prudential Financial, Inc.:
3.5% 5/15/24	7,629	7,477
4.5% 11/15/20	4,820	5,148
Symetra Financial Corp. 6.125% 4/1/16 (a)	6,640	6,666
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	4,303	4,376
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	980	985
Unum Group:
4% 3/15/24	3,330	3,316
5.625% 9/15/20	5,021	5,498
7.125% 9/30/16	4,802	4,947
		100,976
Real Estate Investment Trusts - 3.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	723	719
4.6% 4/1/22	1,262	1,345
American Campus Communities Operating Partnership LP 3.35% 10/1/20	2,428	2,466
AvalonBay Communities, Inc.:
3.625% 10/1/20	1,583	1,654
4.2% 12/15/23	6,745	7,250
Boston Properties, Inc. 3.85% 2/1/23	3,900	4,022
Camden Property Trust 4.25% 1/15/24	2,807	2,997
Corporate Office Properties LP:
3.7% 6/15/21	2,256	2,230
5% 7/1/25	1,529	1,542
DDR Corp.:
3.625% 2/1/25	1,578	1,501
4.625% 7/15/22	1,318	1,369
4.75% 4/15/18	3,000	3,120
7.5% 4/1/17	2,748	2,900
Digital Delta Holdings LLC 3.4% 10/1/20 (a)	3,292	3,350
Duke Realty LP:
3.625% 4/15/23	1,976	1,972
3.875% 10/15/22	3,009	3,098
6.75% 3/15/20	291	334
8.25% 8/15/19	57	68
Equity One, Inc.:
3.75% 11/15/22	8,200	8,199
6% 9/15/17	3,451	3,640
ERP Operating LP:
3.375% 6/1/25	4,900	4,985
4.625% 12/15/21	3,194	3,530
4.75% 7/15/20	2,996	3,254
Federal Realty Investment Trust:
3% 8/1/22	1,518	1,543
5.9% 4/1/20	42	48
HCP, Inc. 4.25% 11/15/23	5,100	4,988
Health Care REIT, Inc.:
2.25% 3/15/18	1,651	1,647
4% 6/1/25	5,264	5,170
HRPT Properties Trust:
6.25% 6/15/17	1,361	1,401
6.65% 1/15/18	792	834
Kimco Realty Corp.:
3.2% 5/1/21	5,040	5,117
3.4% 11/1/22	2,493	2,522
Lexington Corporate Properties Trust 4.4% 6/15/24	1,190	1,203
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	1,111	1,099
4.5% 4/1/27	3,298	3,116
4.95% 4/1/24	1,104	1,129
5.25% 1/15/26	3,160	3,200
Select Income REIT 2.85% 2/1/18	1,609	1,604
Simon Property Group LP 2.2% 2/1/19	3,118	3,153
		103,319
Real Estate Management & Development - 2.4%
BioMed Realty LP 3.85% 4/15/16	8,587	8,595
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,106	4,079
5.7% 5/1/17	2,338	2,428
Digital Realty Trust LP 3.95% 7/1/22	2,154	2,168
Essex Portfolio LP:
3.875% 5/1/24	2,403	2,477
5.5% 3/15/17	3,558	3,691
Liberty Property LP:
4.125% 6/15/22	1,971	2,034
4.75% 10/1/20	7,111	7,669
5.5% 12/15/16	1,941	1,997
6.625% 10/1/17	2,744	2,920
Mack-Cali Realty LP:
2.5% 12/15/17	2,891	2,864
4.5% 4/18/22	1,234	1,201
7.75% 8/15/19	539	592
Mid-America Apartments LP:
4% 11/15/25	807	824
4.3% 10/15/23	696	736
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,702
Prime Property Funding, Inc. 5.7% 4/15/17 (a)	2,195	2,263
Regency Centers LP:
3.75% 6/15/24	2,349	2,393
5.875% 6/15/17	1,280	1,345
Tanger Properties LP:
3.75% 12/1/24	3,076	3,130
6.125% 6/1/20	4,208	4,785
Ventas Realty LP:
1.25% 4/17/17	1,643	1,630
4.125% 1/15/26	4,120	4,178
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	2,589	2,576
Washington Prime Group LP 3.85% 4/1/20	4,940	5,090
		74,367

TOTAL FINANCIALS		765,536

HEALTH CARE - 3.1%
Biotechnology - 0.8%
AbbVie, Inc.:
2.5% 5/14/20	5,045	5,042
2.9% 11/6/22	4,110	4,080
3.2% 11/6/22	3,165	3,192
Amgen, Inc.:
2.125% 5/1/20	3,530	3,506
2.2% 5/22/19	2,820	2,856
5.85% 6/1/17	3,264	3,439
Celgene Corp. 2.875% 8/15/20	3,000	3,041
		25,156
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 2.675% 12/15/19	1,021	1,042
Medtronic, Inc. 2.5% 3/15/20	6,790	6,956
Zimmer Biomet Holdings, Inc. 1.45% 4/1/17	6,268	6,257
		14,255
Health Care Providers & Services - 1.1%
Aetna, Inc. 2.75% 11/15/22	597	585
Cardinal Health, Inc. 1.95% 6/15/18	936	936
Express Scripts Holding Co. 2.25% 6/15/19	5,140	5,107
McKesson Corp. 2.284% 3/15/19	3,330	3,342
UnitedHealth Group, Inc.:
1.4% 10/15/17	840	841
2.125% 3/15/21	4,680	4,679
2.7% 7/15/20	2,557	2,627
2.75% 2/15/23	684	688
3.35% 7/15/22	1,155	1,208
3.875% 10/15/20	5,296	5,658
WellPoint, Inc.:
3.125% 5/15/22	4,290	4,223
4.35% 8/15/20	5,502	5,877
		35,771
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
3.3% 2/15/22	3,414	3,414
4.15% 2/1/24	918	959
		4,373
Pharmaceuticals - 0.6%
Actavis Funding SCS:
2.35% 3/12/18	5,020	5,050
3% 3/12/20	2,840	2,889
Bayer U.S. Finance LLC:
2.375% 10/8/19 (a)	4,070	4,128
3% 10/8/21 (a)	1,764	1,815
Perrigo Co. PLC 1.3% 11/8/16	911	906
Perrigo Finance PLC 3.5% 12/15/21	833	826
Zoetis, Inc.:
3.25% 2/1/23	1,553	1,493
3.45% 11/13/20	887	904
		18,011

TOTAL HEALTH CARE		97,566

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
2.85% 12/15/20 (a)	6,260	6,329
3.8% 10/7/24 (a)	2,162	2,210
		8,539
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	980	995
6.795% 2/2/20	18	19
6.9% 7/2/19	183	187
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,132	1,159
8.36% 1/20/19	720	743
		3,103
Industrial Conglomerates - 0.8%
Covidien International Finance SA 6% 10/15/17	3,234	3,461
Danaher Corp.:
2.4% 9/15/20	1,130	1,154
3.35% 9/15/25	2,943	3,102
General Electric Co.:
2.7% 10/9/22	3,340	3,455
3.375% 3/11/24	5,802	6,215
Roper Technologies, Inc.:
2.05% 10/1/18	5,730	5,702
3% 12/15/20	3,140	3,172
		26,261
Machinery - 0.3%
Deere & Co. 2.6% 6/8/22	8,200	8,226
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	924	918
		9,144
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	4,262	4,490
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.875% 4/1/21	3,200	3,096
4.75% 3/1/20	2,913	2,964
		6,060

TOTAL INDUSTRIALS		57,597

INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment & Components - 0.2%
Amphenol Corp. 3.125% 9/15/21	1,119	1,127
Tyco Electronics Group SA 6.55% 10/1/17	2,606	2,798
		3,925
IT Services - 0.3%
MasterCard, Inc. 3.375% 4/1/24	4,969	5,206
Visa, Inc. 2.8% 12/14/22	4,670	4,813
		10,019
Software - 0.5%
Oracle Corp.:
2.5% 5/15/22	8,220	8,267
3.875% 7/15/20	6,900	7,465
		15,732
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc. 1% 5/3/18	11,730	11,696
Hewlett Packard Enterprise Co. 3.6% 10/15/20 (a)	7,941	7,920
		19,616

TOTAL INFORMATION TECHNOLOGY		49,292

MATERIALS - 1.0%
Chemicals - 0.6%
Albemarle Corp. U.S. 3% 12/1/19	4,421	4,330
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 2.45% 5/1/20 (a)	2,969	2,901
Ecolab, Inc. 1.45% 12/8/17	2,207	2,196
The Dow Chemical Co. 4.125% 11/15/21	4,063	4,293
The Mosaic Co. 4.25% 11/15/23	5,095	4,983
		18,703
Metals & Mining - 0.4%
Anglo American Capital PLC:
4.125% 4/15/21 (a)	1,446	1,110
9.375% 4/8/19 (a)	3,822	3,669
Freeport-McMoRan, Inc. 3.875% 3/15/23	5,260	3,458
Vale Overseas Ltd. 6.25% 1/23/17	3,005	3,029
		11,266

TOTAL MATERIALS		29,969

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
2.45% 6/30/20	2,237	2,228
3% 6/30/22	4,920	4,877
3.4% 5/15/25	4,920	4,825
British Telecommunications PLC:
1.625% 6/28/16	2,146	2,149
2.35% 2/14/19	1,992	2,011
CenturyLink, Inc. 6.15% 9/15/19	3,860	3,966
Deutsche Telekom International Financial BV 3.125% 4/11/16 (a)	6,407	6,420
SBA Tower Trust 3.156% 10/15/15 (a)	4,730	4,736
Verizon Communications, Inc. 5.15% 9/15/23	4,000	4,529
		35,741
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 2.375% 9/8/16	4,330	4,349
Rogers Communications, Inc. 4.1% 10/1/23	3,500	3,710
		8,059

TOTAL TELECOMMUNICATION SERVICES		43,800

UTILITIES - 3.7%
Electric Utilities - 2.1%
AmerenUE 6.4% 6/15/17	3,867	4,101
Commonwealth Edison Co. 4% 8/1/20	4,400	4,714
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	369	421
Edison International 3.75% 9/15/17	2,938	3,027
Entergy Corp. 4% 7/15/22	4,800	5,041
Eversource Energy 2.8% 5/1/23	4,679	4,582
Exelon Corp. 2.85% 6/15/20	934	942
FirstEnergy Corp.:
2.75% 3/15/18	3,372	3,406
4.25% 3/15/23	4,000	4,176
LG&E and KU Energy LLC 3.75% 11/15/20	19	20
Nevada Power Co.:
6.5% 5/15/18	6,784	7,470
6.5% 8/1/18	2,033	2,251
Pacific Gas & Electric Co.:
3.25% 9/15/21	662	688
3.25% 6/15/23	3,750	3,878
Pennsylvania Electric Co. 6.05% 9/1/17	844	897
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,552
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,290
Tampa Electric Co. 5.4% 5/15/21	1,635	1,828
TECO Finance, Inc. 5.15% 3/15/20	1,709	1,860
Virginia Electric & Power Co. 3.45% 2/15/24	4,960	5,167
Wisconsin Electric Power Co. 2.95% 9/15/21	768	793
		65,104
Gas Utilities - 0.4%
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	6,420	5,939
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,240
Texas Eastern Transmission LP 6% 9/15/17 (a)	5,603	5,884
		13,063
Independent Power and Renewable Electricity Producers - 0.0%
Southern Power Co. 2.375% 6/1/20	2,294	2,255
Multi-Utilities - 1.2%
Ameren Illinois Co. 6.125% 11/15/17	455	489
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	5,064
Dominion Resources, Inc.:
2.9031% 9/30/66 (b)	4,542	3,052
7.5% 6/30/66 (b)	4,221	3,535
NiSource Finance Corp.:
3.85% 2/15/23	4,300	4,484
5.45% 9/15/20	313	346
6.4% 3/15/18	684	742
PG&E Corp. 2.4% 3/1/19	489	494
San Diego Gas & Electric Co. 3% 8/15/21	4,615	4,809
Sempra Energy:
2.3% 4/1/17	9,715	9,778
2.875% 10/1/22	1,677	1,623
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	3,383	2,503
		36,919

TOTAL UTILITIES		117,341

TOTAL NONCONVERTIBLE BONDS
(Cost $1,582,832)		1,599,663

U.S. Government and Government Agency Obligations - 30.4%
U.S. Government Agency Obligations - 3.0%
Fannie Mae 1.125% 7/20/18	9,258	9,297
Freddie Mac 1% 12/15/17	82,666	82,830

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		92,127

U.S. Treasury Obligations - 27.4%
U.S. Treasury Notes:
0.75% 6/30/17	$37,140	$37,141
0.75% 2/15/19 (c)	41,854	41,659
1.125% 1/15/19	7,552	7,599
1.375% 3/31/20 (d)	49,150	49,586
1.625% 4/30/19	117,000	119,422
1.75% 2/28/22	239,500	243,888
2.25% 3/31/21	69,005	72,272
2.375% 8/15/24	273,500	288,800

TOTAL U.S. TREASURY OBLIGATIONS		860,367

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $928,017)		952,494

U.S. Government Agency - Mortgage Securities - 1.3%
Fannie Mae - 0.7%
2.45% 11/1/36 (b)	651	685
2.489% 12/1/33 (b)	2,679	2,827
2.51% 7/1/35 (b)	334	353
2.557% 3/1/40 (b)	578	610
2.557% 6/1/42 (b)	362	373
2.595% 4/1/35 (b)	1,612	1,697
2.685% 12/1/39 (b)	287	304
2.951% 11/1/40 (b)	220	228
2.98% 9/1/41 (b)	265	278
2.991% 10/1/41 (b)	109	114
3.249% 7/1/41 (b)	378	394
3.347% 10/1/41 (b)	204	214
3.553% 7/1/41 (b)	467	491
5.5% 10/1/17 to 6/1/36	8,193	9,019
6.5% 8/1/16 to 8/1/36	3,053	3,590
7% 7/1/25 to 2/1/32	12	14
7.5% 11/1/22 to 8/1/29	143	165

TOTAL FANNIE MAE		21,356

Freddie Mac - 0.5%
3% 8/1/21	2,622	2,738
3.208% 9/1/41 (b)	255	267
3.216% 4/1/41 (b)	282	295
3.297% 6/1/41 (b)	308	322
3.451% 5/1/41 (b)	215	223
3.626% 6/1/41 (b)	428	449
3.706% 5/1/41 (b)	346	363
4.5% 8/1/18	1,107	1,142
5% 3/1/19	1,575	1,633
5.5% 3/1/34 to 7/1/35	9,062	10,260
7.5% 7/1/27 to 1/1/33	34	41

TOTAL FREDDIE MAC		17,733

Ginnie Mae - 0.1%
7% 1/15/28 to 11/15/32	1,924	2,302
7.5% 3/15/28	0	0
8% 7/15/17 to 5/15/22	84	87

TOTAL GINNIE MAE		2,389

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $40,015)		41,478

Asset-Backed Securities - 3.8%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1266% 4/25/35 (b)	$299	$267
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.0765% 3/25/34 (b)	198	189
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	2,004	2,008
Series 2012-5 Class A, 1.54% 9/15/19	8,500	8,502
Series 2014-4 Class A2, 1.43% 6/17/19	6,850	6,847
Series 2014-5 Class A2, 1.6% 10/15/19	650	650
Series 2015-3 Class A, 1.63% 5/15/20	8,120	8,119
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4858% 12/25/33 (b)	21	19
Series 2004-R2 Class M3, 1.2608% 4/25/34 (b)	40	29
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2158% 3/25/34 (b)	22	19
Series 2004-W11 Class M2, 1.4858% 11/25/34 (b)	253	243
Series 2004-W7 Class M1, 1.2608% 5/25/34 (b)	936	856
Series 2006-W4 Class A2C, 0.5958% 5/25/36 (b)	515	182
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.2515% 4/25/34 (b)	750	651
Series 2006-HE2 Class M1, 0.8058% 3/25/36 (b)	13	2
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.5608% 2/25/35 (b)	1,682	1,484
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5758% 12/25/36 (b)	812	552
Chase Issuance Trust Series 2014-A7 Class A, 1.38% 11/15/19	8,520	8,556
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.8908% 4/25/34 (b)	28	25
Series 2004-4 Class M2, 1.2308% 6/25/34 (b)	44	40
Discover Card Master Trust Series 2014-A5 Class A, 1.39% 4/15/20	11,890	11,935
Fannie Mae Series 2004-T5 Class AB3, 1.1189% 5/28/35 (b)	18	15
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6015% 8/25/34 (b)	208	196
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	12,535	12,663
Series 2015-1 Class A, 2.12% 7/15/26 (a)	7,657	7,682
Series 2016-1 Class A, 2.31% 8/15/27 (a)	6,130	6,128
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	8,690	8,726
Series 2012-5 Class A, 1.49% 9/15/19	8,350	8,365
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.1615% 1/25/35 (b)	427	371
Class M4, 1.4465% 1/25/35 (b)	157	84
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0091% 2/25/47 (a)(b)	623	552
GE Business Loan Trust Series 2006-2A:
Class A, 0.6093% 11/15/34 (a)(b)	516	489
Class B, 0.7105% 11/15/34 (a)(b)	187	164
Class C, 0.8105% 11/15/34 (a)(b)	310	268
Class D, 1.1805% 11/15/34 (a)(b)	118	98
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (a)	5,774	5,761
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	131	4
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.7558% 8/25/33 (b)	194	178
Series 2003-5 Class A2, 1.1358% 12/25/33 (b)	15	14
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6165% 1/25/37 (b)	766	491
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.7216% 7/25/36 (b)	130	58
Series 2007-CH1 Class AV4, 0.5658% 11/25/36 (b)	25	25
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9331% 12/27/29 (b)	37	37
Series 2006-A Class 2C, 1.7531% 3/27/42 (b)	2,280	1,169
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7265% 5/25/37 (b)	141	4
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.1858% 7/25/34 (b)	83	69
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4015% 7/25/34 (b)	184	172
Series 2006-FM1 Class A2B, 0.5458% 4/25/37 (b)	63	63
Series 2006-OPT1 Class A1A, 0.9465% 6/25/35 (b)	927	888
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.1158% 8/25/34 (b)	26	22
Series 2004-HE7 Class B3, 5.6858% 8/25/34 (b)	186	98
Series 2005-NC1 Class M1, 1.0958% 1/25/35 (b)	110	98
Series 2005-NC2 Class B1, 2.1908% 3/25/35 (b)	75	2
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.9365% 9/25/35 (b)	642	585
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3015% 9/25/34 (b)	240	219
Class M4, 2.6015% 9/25/34 (b)	308	208
Series 2005-WCH1 Class M4, 1.6715% 1/25/36 (b)	665	584
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2265% 4/25/33 (b)	2	2
Santander Drive Auto Receivables Trust:
Series 2013-4 Class B, 2.16% 1/15/20	1,141	1,143
Series 2014-4 Class B, 1.82% 5/15/19	3,216	3,218
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2308% 3/25/35 (b)	326	300
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.462% 6/15/33 (b)	254	247
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.1608% 9/25/34 (b)	29	25
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2865% 9/25/34 (b)	168	141
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (a)(b)	1,820	892
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A4, 1.16% 3/20/20	4,957	4,930
TOTAL ASSET-BACKED SECURITIES
(Cost $113,839)		118,623

Collateralized Mortgage Obligations - 1.8%
Private Sponsor - 0.0%
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6365% 5/25/47 (b)	153	140
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6058% 2/25/37 (b)	351	311
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.7735% 6/10/35 (a)(b)	202	180
Class B6, 3.2735% 6/10/35 (a)(b)	56	50
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (b)	10	10

TOTAL PRIVATE SPONSOR		691

U.S. Government Agency - 1.8%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	2,340	2,475
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	12	13
Series 2015-28 Class P, 2.5% 5/25/45	17,320	17,717
Series 2013-16 Class GP, 3% 3/25/33	15,240	15,923
Series 2015-28 Class JE, 3% 5/25/45	12,876	13,349
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	27	27
Series 2363 Class PF, 6% 9/15/16	17	17
Series 2425 Class JH, 6% 3/15/17	55	56
Series 3820 Class DA, 4% 11/15/35	1,906	1,996
Series 3777 Class AC, 3.5% 12/15/25	3,513	3,695
Series 3949 Class MK, 4.5% 10/15/34	1,452	1,574

TOTAL U.S. GOVERNMENT AGENCY		56,842

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $57,736)		57,533

Commercial Mortgage Securities - 5.4%
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (a)	2,764	2,814
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5885% 2/14/43 (b)(e)	234	2
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-6 Class A3, 5.369% 10/10/45	415	415
Series 2006-4 Class A1A, 5.617% 7/10/46 (b)	5,585	5,623
Series 2007-3 Class A4, 5.7423% 6/10/49 (b)	1,731	1,777
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	6,157	6,335
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.7108% 12/25/33 (a)(b)	20	18
Series 2005-4A:
Class A2, 0.8258% 1/25/36 (a)(b)	331	283
Class B1, 1.8358% 1/25/36 (a)(b)	22	15
Class M1, 0.8858% 1/25/36 (a)(b)	107	85
Class M2, 0.9058% 1/25/36 (a)(b)	51	39
Class M3, 0.9358% 1/25/36 (a)(b)	47	35
Class M4, 1.0458% 1/25/36 (a)(b)	41	30
Class M5, 1.0858% 1/25/36 (a)(b)	41	30
Class M6, 1.1358% 1/25/36 (a)(b)	44	32
Series 2006-3A Class M4, 0.8658% 10/25/36 (a)(b)	21	2
Series 2007-1 Class A2, 0.7058% 3/25/37 (a)(b)	254	215
Series 2007-2A:
Class A1, 0.7058% 7/25/37 (a)(b)	262	220
Class A2, 0.7558% 7/25/37 (a)(b)	246	195
Class M1, 0.8058% 7/25/37 (a)(b)	114	87
Class M2, 0.8458% 7/25/37 (a)(b)	62	43
Class M3, 0.9258% 7/25/37 (a)(b)	48	30
Series 2007-3:
Class A2, 0.7258% 7/25/37 (a)(b)	204	162
Class M1, 0.7458% 7/25/37 (a)(b)	69	52
Class M2, 0.7758% 7/25/37 (a)(b)	74	53
Class M3, 0.8058% 7/25/37 (a)(b)	116	57
Class M4, 0.9358% 7/25/37 (a)(b)	138	67
Class M5, 1.0358% 7/25/37 (a)(b)	89	19
Series 2007-4A Class M1, 1.3716% 9/25/37 (a)(b)	99	24
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	4,691	4,736
Series 2006-T22 Class A1A, 5.8216% 4/12/38 (b)	70	70
Series 2006-PW12 Class A1A, 5.9065% 9/11/38 (b)	2,510	2,512
C-BASS Trust floater Series 2006-SC1 Class A, 0.7058% 5/25/36 (a)(b)	82	79
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	5,146	5,401
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class A, 2.808% 4/10/28 (a)	4,927	5,031
Class D, 3.768% 4/10/28 (a)(b)	1,568	1,561
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A1A, 5.425% 10/15/49	1,892	1,921
Series 2013-GC11 Class A1, 0.754% 4/10/46	1,325	1,314
COMM Mortgage Trust:
Series 2013-LC6 Class ASB, 2.478% 1/10/46	7,820	7,880
Series 2014-CR15 Class A2, 2.928% 2/10/47	6,199	6,350
Series 2014-UBS3 Class A2, 2.844% 6/10/47	6,830	7,009
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.2805% 4/15/17 (a)(b)	57	56
sequential payer:
Series 2006-C7 Class A1A, 5.9515% 6/10/46 (b)	1,993	1,998
Series 2006-C8 Class A4, 5.306% 12/10/46	4,427	4,489
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (b)	2,414	2,462
Series 2007-C3 Class A4, 5.8888% 6/15/39 (b)	425	436
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0.0141% 9/15/34 (a)(b)(e)	1	0
CSMC Series 2015-TOWN:
Class B, 2.327% 3/15/17 (a)(b)	615	594
Class C, 2.677% 3/15/17 (a)(b)	599	573
Class D, 3.627% 3/15/17 (a)(b)	1,992	1,889
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (a)(b)	6,240	6,196
Class CFX, 3.3822% 12/15/19 (a)(b)	2,801	2,725
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,174	8,303
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	6,006	6,134
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (a)	1,030	1,032
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	1,700	1,719
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	750	748
Class DFX, 4.4065% 11/5/30 (a)	5,778	5,760
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB16 Class A4, 5.552% 5/12/45	842	846
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	609	613
Series 2007-LD11 Class A4, 5.9599% 6/15/49 (b)	139	142
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,004	3,063
Series 2006-LDP7 Class A1A, 6.1056% 4/17/45 (b)	5,555	5,579
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C7 Class A2, 5.3% 11/15/38	149	150
Series 2007-C1 Class A4, 5.424% 2/15/40	147	150
Series 2007-C2 Class A3, 5.43% 2/15/40	472	482
Series 2007-C7 Class A3, 5.866% 9/15/45	1,967	2,072
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.9178% 1/12/44 (a)(b)	317	317
Series 2006-C2 Class A1A, 5.739% 8/12/43 (b)	4,660	4,693
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	41	42
Series 2007-9 Class A4, 5.7% 9/12/49	303	315
Series 2007-6 Class B, 5.635% 3/12/51 (b)	1,207	339
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.631% 7/15/19 (a)(b)	161	159
Series 2007-XLFA:
Class D, 0.6155% 10/15/20 (a)(b)	125	125
Class E, 0.6755% 10/15/20 (a)(b)	376	376
Class F, 0.7255% 10/15/20 (a)(b)	225	225
Class G, 0.7655% 10/15/20 (a)(b)	279	279
Class H, 0.8555% 10/15/20 (a)(b)	176	176
Class J, 1.0055% 10/15/20 (a)(b)	101	98
sequential payer Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,641	2,921
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (b)	946	945
Series 2006-IQ11 Class A1A, 5.9599% 10/15/42 (b)	538	538
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (a)	19	19
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	153	47
SCG Trust Series 2013-SRP1 Class A, 1.8255% 11/15/26 (a)(b)	3,591	3,575
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	2,358	2,366
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	2,538	2,585
Series 2007-C30 Class A5, 5.342% 12/15/43	9,961	10,201
Series 2007-C32 Class A3, 5.8991% 6/15/49 (b)	2,049	2,093
Series 2007-C33 Class A5, 6.1491% 2/15/51 (b)	799	840
Series 2006-C25 Class A1A, 5.9451% 5/15/43 (b)	1,272	1,270
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	2,731	2,735
Series 2006-C27 Class A1A, 5.749% 7/15/45 (b)	3,014	3,028
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	8,690	8,809
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $169,515)		169,950

Municipal Securities - 0.4%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $11,460)	10,620	11,479

Bank Notes - 1.7%
Capital One Bank NA 2.25% 2/13/19	6,545	6,496
Discover Bank:
(Delaware) 3.2% 8/9/21	$3,500	$3,476
3.1% 6/4/20	3,441	3,422
Fifth Third Bank 2.875% 10/1/21	3,440	3,471
JPMorgan Chase Bank 6% 10/1/17	12,071	12,805
PNC Bank NA 2.2% 1/28/19	3,285	3,300
Regions Bank 7.5% 5/15/18	1,200	1,323
Regions Financial Corp. 2.25% 9/14/18	3,080	3,067
SunTrust Bank 2.75% 5/1/23	4,300	4,188
Union Bank NA 2.125% 6/16/17	4,300	4,323
Wachovia Bank NA 6% 11/15/17	5,655	6,069
TOTAL BANK NOTES
(Cost $51,240)		51,940
	Shares	Value (000s)

Fixed-Income Funds - 2.3%
Fidelity Specialized High Income Central Fund (f)
(Cost $78,861)	766,579	72,733

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.40% (g)
(Cost $67,248)	67,248,070	67,248
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 1.0%
Investments in repurchase agreements in a joint trading account at 0.4%, dated 2/29/16 due 3/1/16 (Collateralized by U.S. Government Obligations) # (h)
(Cost $32,457)	32,457	32,457
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $3,133,220)		3,175,598
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(37,140)
NET ASSETS - 100%		$3,138,458

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	USD 94	$(7)	$0	$(7)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $330,083,000 or 10.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $749,000.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$66
Fidelity Specialized High Income Central Fund	2,109
Total	$2,175

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$75,610	$2,109	$--	$72,733	9.2%
Total	$75,610	$2,109	$--	$72,733

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$1,599,663	$--	$1,599,663	$--
U.S. Government and Government Agency Obligations	952,494	--	952,494	--
U.S. Government Agency - Mortgage Securities	41,478	--	41,478	--
Asset-Backed Securities	118,623	--	116,530	2,093
Collateralized Mortgage Obligations	57,533	--	57,533	--
Commercial Mortgage Securities	169,950	--	169,901	49
Municipal Securities	11,479	--	11,479	--
Bank Notes	51,940	--	51,940	--
Fixed-Income Funds	72,733	72,733	--	--
Money Market Funds	67,248	67,248	--	--
Cash Equivalents	32,457	--	32,457	--
Total Investments in Securities:	$3,175,598	$139,981	$3,033,475	$2,142
Derivative Instruments:
Liabilities
Swaps	$(7)	$--	$(7)	$--
Total Liabilities	$(7)	$--	$(7)	$--
Total Derivative Instruments:	$(7)	$--	$(7)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swaps(a)	$0	$(7)
Total Credit Risk	0	(7)
Total Value of Derivatives	$0	$(7)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$32,457,000 due 3/01/16 at 0.40%
Commerz Markets LLC	$32,457
$32,457

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 29, 2016
Assets
Investment in securities, at value (including repurchase agreements of $32,457) — See accompanying schedule: Unaffiliated issuers (cost $2,987,111)	$3,035,617
Fidelity Central Funds (cost $146,109)	139,981
Total Investments (cost $3,133,220)		$3,175,598
Receivable for investments sold		10,563
Receivable for fund shares sold		2,986
Interest receivable		19,755
Distributions receivable from Fidelity Central Funds		23
Other receivables		110
Total assets		3,209,035
Liabilities
Payable to custodian bank	$34
Payable for investments purchased	32,772
Payable for fund shares redeemed	3,767
Distributions payable	252
Bi-lateral OTC swaps, at value	7
Accrued management fee	812
Other affiliated payables	364
Other payables and accrued expenses	111
Collateral on securities loaned, at value	32,458
Total liabilities		70,577
Net Assets		$3,138,458
Net Assets consist of:
Paid in capital		$3,127,361
Undistributed net investment income		14,642
Accumulated undistributed net realized gain (loss) on investments		(45,916)
Net unrealized appreciation (depreciation) on investments		42,371
Net Assets, for 289,900 shares outstanding		$3,138,458
Net Asset Value, offering price and redemption price per share ($3,138,458 ÷ 289,900 shares)		$10.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2016
Investment Income
Interest		$56,040
Income from Fidelity Central Funds		2,175
Total income		58,215
Expenses
Management fee	$4,886
Transfer agent fees	1,572
Fund wide operations fee	600
Independent trustees' compensation	7
Miscellaneous	2
Total expenses before reductions	7,067
Expense reductions	–	7,067
Net investment income (loss)		51,148
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,261
Swaps	3
Total net realized gain (loss)		2,264
Change in net unrealized appreciation (depreciation) on: Investment securities	(17,524)
Swaps	9
Total change in net unrealized appreciation (depreciation)		(17,515)
Net gain (loss)		(15,251)
Net increase (decrease) in net assets resulting from operations		$35,897

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,148	$83,367
Net realized gain (loss)	2,264	13,226
Change in net unrealized appreciation (depreciation)	(17,515)	(60,007)
Net increase (decrease) in net assets resulting from operations	35,897	36,586
Distributions to shareholders from net investment income	(44,194)	(74,878)
Share transactions
Proceeds from sales of shares	287,535	525,925
Reinvestment of distributions	42,418	71,952
Cost of shares redeemed	(364,341)	(831,169)
Net increase (decrease) in net assets resulting from share transactions	(34,388)	(233,292)
Total increase (decrease) in net assets	(42,685)	(271,584)
Net Assets
Beginning of period	3,181,143	3,452,727
End of period (including undistributed net investment income of $14,642 and undistributed net investment income of $7,688, respectively)	$3,138,458	$3,181,143
Other Information
Shares
Sold	26,565	47,999
Issued in reinvestment of distributions	3,924	6,564
Redeemed	(33,655)	(75,874)
Net increase (decrease)	(3,166)	(21,311)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Bond Fund

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$10.98	$10.79	$11.13	$10.89	$10.74
Income from Investment Operations
Net investment income (loss)A	.176	.276	.281	.269	.312	.352
Net realized and unrealized gain (loss)	(.043)	(.158)	.166	(.367)	.212	.134
Total from investment operations	.133	.118	.447	(.098)	.524	.486
Distributions from net investment income	(.153)	(.248)	(.251)	(.242)	(.284)	(.324)
Distributions from net realized gain	–	–	–	–	–	(.012)
Tax return of capital	–	–	(.006)	–	–	–
Total distributions	(.153)	(.248)	(.257)	(.242)	(.284)	(.336)
Net asset value, end of period	$10.83	$10.85	$10.98	$10.79	$11.13	$10.89
Total ReturnB,C	1.23%	1.08%	4.18%	(.91)%	4.88%	4.63%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.27%F	2.52%	2.58%	2.43%	2.85%	3.30%
Supplemental Data
Net assets, end of period (in millions)	$3,138	$3,181	$3,453	$3,495	$4,109	$4,341
Portfolio turnover rateG	67%F	53%	109%	118%	115%	102%H

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$72,965
Gross unrealized depreciation	(43,978)
Net unrealized appreciation (depreciation) on securities	$28,987
Tax cost	$3,146,611

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(16,454)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$3	$9
Totals	$3	$9

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $240,642 and $240,701, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $29.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses in the amount of less than five hundred dollars.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Intermediate Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Intermediate Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of February 29, 2016, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended February 29, 2016 and for the year ended August 31, 2015, and the financial highlights for the six months ended February 29, 2016 and for each of the five years in the period ended August 31, 2015. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 29, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Intermediate Bond Fund as of February 29, 2016, the results of its operations for the six-months then ended, the changes in its net assets for the six months ended February 29, 2016 and for the year ended August 31, 2015, and the financial highlights for the six months ended February 29, 2016 and for each of the five years in the period ended August 31, 2015 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
April 20, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Actual	.45%	$1,000.00	$1,012.30	$2.25
Hypothetical-C		$1,000.00	$1,022.63	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Intermediate Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2014.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the fund's total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Spartan® U.S. Bond Index Fund Institutional Class and Fidelity Advantage® Institutional Class Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	68.9%
AAA	5.5%
AA	4.0%
A	10.5%
BBB	11.3%
BB and Below	0.5%
Not Rated	0.3%
Short-Term Investments and Net Other Assets*	(1.0)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2015
U.S. Government and U.S. Government Agency Obligations	68.7%
AAA	5.1%
AA	3.9%
A	11.5%
BBB	11.3%
BB and Below	0.4%
Not Rated	0.2%
Short-Term Investments and Net Other Assets*	(1.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	7.3	7.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	5.3	5.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016*
Corporate Bonds	25.1%
U.S. Government and U.S. Government Agency Obligations	68.9%
Asset-Backed Securities	0.7%
CMOs and Other Mortgage Related Securities	1.8%
Municipal Bonds	0.8%
Other Investments	3.7%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.0)%

 * Foreign investments - 8.4%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2015*
Corporate Bonds	25.1%
U.S. Government and U.S. Government Agency Obligations	68.7%
Asset-Backed Securities	0.7%
CMOs and Other Mortgage Related Securities	2.0%
Municipal Bonds	0.7%
Other Investments	3.9%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.1)%

 * Foreign investments - 8.6%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.3%
American Honda Finance Corp.:
2.125% 10/10/18	$6,550	$6,618
2.15% 3/13/20	8,550	8,628
2.25% 8/15/19	7,650	7,763
Ford Motor Co. 4.75% 1/15/43	7,650	7,025
General Motors Co.:
5.2% 4/1/45	4,270	3,690
6.6% 4/1/36	5,840	6,003
General Motors Financial Co., Inc.:
3.15% 1/15/20	6,630	6,479
4% 1/15/25	6,170	5,717
4.3% 7/13/25	7,600	7,202
		59,125
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	2,059
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	1,623	1,645
Massachusetts Institute of Technology 3.959% 7/1/38	4,725	5,067
Northwestern University 4.643% 12/1/44	3,350	3,956
President and Fellows of Harvard College 3.619% 10/1/37	1,000	1,019
Rice University 3.774% 5/15/55	1,900	1,950
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,342
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,273
University of Southern California 5.25% 10/1/2111	2,000	2,415
		22,726
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	2,300	2,367
3.7% 1/30/26	6,900	7,202
4.875% 12/9/45	2,600	2,732
5.35% 3/1/18	2,317	2,485
6.3% 3/1/38	7,045	8,457
Metropolitan Museum of Art 3.4% 7/1/45	3,000	2,856
Starbucks Corp. 3.85% 10/1/23	1,875	2,056
		28,155
Media - 1.1%
21st Century Fox America, Inc.:
3.7% 10/15/25	7,000	7,043
5.4% 10/1/43	3,875	3,885
5.65% 8/15/20	1,000	1,126
6.15% 3/1/37	3,955	4,199
6.9% 3/1/19	2,110	2,395
6.9% 8/15/39	2,000	2,251
7.75% 12/1/45	3,160	3,983
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	3,946
CBS Corp. 4% 1/15/26	6,000	6,067
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25 (a)	7,980	8,168
6.484% 10/23/45 (a)	4,690	4,926
Comcast Corp.:
3.125% 7/15/22	3,000	3,124
3.375% 8/15/25	13,700	14,389
4.65% 7/15/42	4,000	4,242
4.75% 3/1/44	5,400	5,676
4.95% 6/15/16	1,862	1,884
5.7% 5/15/18	2,940	3,208
5.7% 7/1/19	8,500	9,549
6.4% 3/1/40	1,000	1,282
6.55% 7/1/39	3,000	3,877
6.95% 8/15/37	6,700	8,926
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.875% 10/1/19	2,905	3,250
6.35% 3/15/40	1,000	1,069
6.375% 3/1/41	2,100	2,264
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,147
4.875% 4/1/43	4,900	3,924
5.05% 6/1/20	3,200	3,350
NBCUniversal, Inc. 6.4% 4/30/40	3,000	3,778
Thomson Reuters Corp.:
1.3% 2/23/17	2,350	2,342
1.65% 9/29/17	8,000	7,966
4.7% 10/15/19	4,000	4,309
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	8,989
5.85% 5/1/17	5,801	6,024
6.75% 7/1/18	1,162	1,266
7.3% 7/1/38	4,000	4,221
8.75% 2/14/19	2,368	2,741
Time Warner, Inc.:
2.1% 6/1/19	3,000	2,974
3.55% 6/1/24	3,000	2,953
3.6% 7/15/25	6,340	6,242
4% 1/15/22	1,000	1,035
4.65% 6/1/44	3,000	2,632
4.85% 7/15/45	3,000	2,798
6.5% 11/15/36	5,724	6,165
Viacom, Inc.:
4.25% 9/1/23	7,775	7,598
4.375% 3/15/43	2,635	1,797
5.625% 9/15/19	1,000	1,073
6.125% 10/5/17	5,420	5,690
Walt Disney Co.:
1.125% 2/15/17	2,760	2,769
1.85% 5/30/19	1,500	1,528
2.3% 2/12/21	4,740	4,858
2.55% 2/15/22	2,810	2,886
3.15% 9/17/25	9,470	10,030
4.125% 6/1/44	5,700	5,880
5.5% 3/15/19	2,000	2,240
		232,934
Multiline Retail - 0.2%
Kohl's Corp. 4.75% 12/15/23	7,800	7,822
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,291
4.3% 2/15/43	4,750	3,397
Target Corp.:
3.875% 7/15/20	3,000	3,277
4% 7/1/42	7,000	7,128
5.875% 7/15/16	2,100	2,140
7% 1/15/38	1,038	1,453
		29,508
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,873
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,813
3.25% 4/15/25	4,000	3,951
3.7% 4/15/22	5,500	5,695
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,140
3.75% 2/15/24	6,725	7,350
4.2% 4/1/43	1,575	1,633
4.875% 2/15/44	2,875	3,229
5.4% 3/1/16	6,400	6,400
5.875% 12/16/36	4,700	5,866
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,393
4.625% 4/15/20	2,000	2,181
4.65% 4/15/42	6,500	7,019
5.8% 4/15/40	2,000	2,442
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,916
		71,901

TOTAL CONSUMER DISCRETIONARY		444,349

CONSUMER STAPLES - 2.1%
Beverages - 0.7%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,007
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,712
2.625% 1/17/23	2,825	2,792
2.65% 2/1/21	19,340	19,684
3.3% 2/1/23	10,250	10,537
3.65% 2/1/26	16,200	16,709
4.625% 2/1/44	5,750	5,972
4.9% 2/1/46	13,000	13,935
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 1/15/20	1,500	1,670
8.2% 1/15/39	2,800	4,136
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,704
5.75% 10/23/17	5,185	5,541
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,833
PepsiCo, Inc.:
2.15% 10/14/20	12,000	12,147
3.6% 8/13/42	3,000	2,823
4.25% 10/22/44	6,000	6,206
4.45% 4/14/46	800	858
4.875% 11/1/40	2,300	2,562
7.9% 11/1/18	6,000	6,981
The Coca-Cola Co.:
2.875% 10/27/25	9,580	9,808
3.15% 11/15/20	3,700	3,941
		140,558
Food & Staples Retailing - 0.5%
CVS Health Corp.:
2.25% 8/12/19	3,750	3,794
2.8% 7/20/20	8,400	8,602
3.875% 7/20/25	4,660	4,985
5.125% 7/20/45	2,810	3,153
5.3% 12/5/43	4,391	4,981
5.75% 5/15/41	6,000	7,049
Kroger Co. 5.15% 8/1/43	2,725	3,004
Sysco Corp. 3.75% 10/1/25	5,700	5,906
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,913
2.8% 4/15/16	6,700	6,718
3.3% 4/22/24	19,000	20,204
5.625% 4/1/40	2,000	2,428
5.625% 4/15/41	4,600	5,642
6.5% 8/15/37	8,275	10,921
Walgreen Co. 3.1% 9/15/22	2,850	2,805
		98,105
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,643
ConAgra Foods, Inc.:
1.9% 1/25/18	5,675	5,670
3.2% 1/25/23	8,805	8,737
General Mills, Inc.:
2.2% 10/21/19	7,000	7,071
5.65% 2/15/19	13,501	14,945
H.J. Heinz Co. 5% 7/15/35 (a)	3,500	3,649
Kellogg Co.:
3.125% 5/17/22	1,875	1,909
3.25% 5/21/18	2,800	2,889
4.45% 5/30/16	2,000	2,017
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	12,023
5% 6/4/42	2,825	2,930
The J.M. Smucker Co. 2.5% 3/15/20	5,700	5,748
Tyson Foods, Inc. 3.95% 8/15/24	7,575	7,988
Unilever Capital Corp.:
2.2% 3/6/19	7,475	7,649
3.1% 7/30/25	2,900	3,060
		90,928
Household Products - 0.2%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,412
2.4% 3/1/22	5,200	5,266
2.4% 6/1/23	8,000	8,026
Procter & Gamble Co.:
1.9% 11/1/19	4,000	4,094
2.3% 2/6/22	4,700	4,778
3.1% 8/15/23	10,000	10,608
		41,184
Personal Products - 0.0%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,742
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	7,034
4.25% 8/9/42	9,780	9,329
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,585
4.5% 3/26/20	2,000	2,205
4.875% 11/15/43	6,000	6,725
5.65% 5/16/18	6,789	7,409
6.375% 5/16/38	1,450	1,881
Reynolds American, Inc.:
4.45% 6/12/25	7,060	7,668
4.85% 9/15/23	1,800	2,012
5.85% 8/15/45	4,240	4,977
6.75% 6/15/17	2,899	3,112
7.25% 6/15/37	7,220	9,050
		65,987

TOTAL CONSUMER STAPLES		447,504

ENERGY - 2.7%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	1,756
Cameron International Corp. 3.7% 6/15/24	7,575	7,319
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	2,772
Halliburton Co.:
2.7% 11/15/20	7,540	7,432
3.8% 11/15/25	10,380	9,826
5% 11/15/45	7,540	6,682
6.15% 9/15/19	2,000	2,179
7.45% 9/15/39	1,500	1,729
Nabors Industries, Inc. 2.35% 9/15/16	7,475	7,400
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,448
3.05% 3/1/16	1,020	1,020
4.625% 3/1/21	1,340	724
5.25% 3/15/42	3,100	1,236
Weatherford International Ltd. 7% 3/15/38	5,580	3,446
		57,969
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	4,053
6.2% 3/15/40	2,000	1,592
6.45% 9/15/36	2,675	2,221
Apache Corp. 5.1% 9/1/40	3,000	2,200
Boardwalk Pipelines LP 4.95% 12/15/24	4,750	4,067
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,752
2.315% 2/13/20	1,800	1,763
2.5% 11/6/22	3,000	2,798
2.521% 1/15/20	6,000	5,891
3.062% 3/17/22	3,750	3,670
3.245% 5/6/22	7,750	7,643
4.5% 10/1/20	2,000	2,114
4.75% 3/10/19	1,000	1,053
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,455
5.7% 5/15/17	1,148	1,150
6.25% 3/15/38	6,850	5,047
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,242
3.8% 9/15/23	1,750	1,279
6.75% 11/15/39	2,000	1,460
Chevron Corp.:
1.104% 12/5/17	5,700	5,655
1.718% 6/24/18	7,525	7,513
1.961% 3/3/20	8,625	8,508
2.193% 11/15/19	11,400	11,456
Columbia Pipeline Group, Inc.:
3.3% 6/1/20 (a)	3,043	2,849
4.5% 6/1/25 (a)	3,325	3,023
ConocoPhillips Co.:
2.2% 5/15/20	5,830	5,390
3.35% 5/15/25	6,810	6,029
5.75% 2/1/19	2,902	3,030
6.5% 2/1/39	7,529	7,519
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,203
3.875% 3/15/23	3,775	2,720
Devon Energy Corp.:
2.25% 12/15/18	5,750	5,011
3.25% 5/15/22	4,000	3,080
5.6% 7/15/41	2,875	1,962
Ecopetrol SA 5.375% 6/26/26	4,740	3,845
El Paso Natural Gas Co. 5.95% 4/15/17	926	937
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	7,698
5.875% 12/15/16	1,000	1,016
6.5% 4/15/18	1,000	1,010
Enbridge, Inc. 3.5% 6/10/24	2,825	2,447
Encana Corp.:
3.9% 11/15/21	4,900	3,479
6.5% 2/1/38	5,000	3,062
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	7,094
4.15% 10/1/20	4,500	3,920
5.15% 3/15/45	2,000	1,455
Enterprise Products Operating LP:
3.7% 2/15/26	1,770	1,659
4.05% 2/15/22	9,325	9,315
4.85% 8/15/42	2,500	2,129
4.85% 3/15/44	5,000	4,291
5.7% 2/15/42	2,000	1,899
6.65% 4/15/18	2,000	2,125
7.55% 4/15/38	2,000	2,226
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,055
Exxon Mobil Corp.:
3.1% 3/1/26	8,330	8,330
3.567% 3/6/45	6,650	6,185
Hess Corp.:
3.5% 7/15/24	3,800	2,991
5.6% 2/15/41	3,400	2,465
8.125% 2/15/19	6,000	6,236
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,203
3.5% 9/1/23	2,000	1,682
3.95% 9/1/22	7,000	6,329
5% 3/1/43	1,000	766
5.625% 9/1/41	1,000	778
6.55% 9/15/40	3,000	2,547
Kinder Morgan, Inc. 5.3% 12/1/34	8,550	6,701
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,016
Marathon Oil Corp. 3.85% 6/1/25	7,000	4,819
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,000
5.125% 3/1/21	1,000	1,001
6.5% 3/1/41	1,000	785
Nexen, Inc. 5.875% 3/10/35	3,710	4,025
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	1,994
2.7% 2/15/23	6,000	5,623
3.125% 2/15/22	2,000	1,992
ONEOK Partners LP:
3.2% 9/15/18	3,000	2,723
3.375% 10/1/22	5,000	3,951
Petro-Canada:
6.05% 5/15/18	3,650	3,734
6.8% 5/15/38	8,445	7,815
Petrobras Global Finance BV:
3% 1/15/19	2,850	2,259
7.25% 3/17/44	3,000	1,955
Petrobras International Finance Co. Ltd.:
6.75% 1/27/41	1,675	1,047
7.875% 3/15/19	6,000	5,415
Petroleos Mexicanos:
3.125% 1/23/19	1,425	1,386
3.5% 7/18/18	5,925	5,881
3.5% 7/23/20 (a)	11,525	10,862
3.5% 1/30/23	6,725	5,820
4.875% 1/24/22	18,010	17,281
5.5% 6/27/44	8,600	6,607
6.375% 1/23/45	3,000	2,602
Phillips 66 Co.:
4.875% 11/15/44	1,000	900
5.875% 5/1/42	9,500	9,093
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	5,536
4.9% 2/15/45	1,900	1,277
5.75% 1/15/20	1,000	964
6.125% 1/15/17	1,795	1,795
6.65% 1/15/37	2,795	2,238
Shell International Finance BV:
1.125% 8/21/17	1,375	1,366
2.125% 5/11/20	8,300	8,083
2.375% 8/21/22	3,000	2,898
3.25% 5/11/25	4,160	4,053
4.375% 5/11/45	7,120	6,605
6.375% 12/15/38	4,200	4,857
Southwestern Energy Co. 4.05% 1/23/20	5,000	3,225
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	1,997
Spectra Energy Partners, LP:
2.95% 9/25/18	2,877	2,832
4.75% 3/15/24	4,825	4,802
Statoil ASA:
1.2% 1/17/18	5,575	5,517
1.95% 11/8/18	7,300	7,234
2.25% 11/8/19	8,000	7,942
3.7% 3/1/24	3,650	3,657
5.1% 8/17/40	2,000	1,999
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	11,537
6.85% 6/1/39	2,000	1,856
Talisman Energy, Inc.:
5.5% 5/15/42	4,100	2,674
5.85% 2/1/37	2,000	1,346
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	4,256
5.75% 6/24/44	1,900	1,245
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,597
Total Capital International SA:
1.55% 6/28/17	5,000	4,999
2.1% 6/19/19	4,275	4,224
2.7% 1/25/23	1,900	1,822
2.75% 6/19/21	6,000	6,000
2.875% 2/17/22	4,175	4,113
3.75% 4/10/24	2,000	2,035
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,633
6.1% 6/1/40	6,700	6,828
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	5,674
Valero Energy Corp. 6.625% 6/15/37	5,420	5,394
Western Gas Partners LP:
2.6% 8/15/18	4,375	3,823
4% 7/1/22	3,000	2,374
Williams Partners LP:
3.35% 8/15/22	2,800	2,073
3.9% 1/15/25	3,525	2,626
XTO Energy, Inc. 5.65% 4/1/16	1,189	1,194
		521,059

TOTAL ENERGY		579,028

FINANCIALS - 8.7%
Banks - 4.1%
Australia & New Zealand Banking Group Ltd.:
1.875% 10/6/17	4,750	4,779
3.7% 11/16/25	6,640	7,030
Bank of America Corp.:
2% 1/11/18	3,550	3,538
2.6% 1/15/19	3,775	3,793
2.65% 4/1/19	17,925	18,016
4% 4/1/24	9,000	9,300
4% 1/22/25	6,000	5,836
4.1% 7/24/23	7,000	7,289
4.2% 8/26/24	8,500	8,510
4.25% 10/22/26	4,000	3,962
4.45% 3/3/26	13,000	13,000
5% 5/13/21	4,000	4,369
5.7% 1/24/22	6,250	7,055
5.75% 12/1/17	5,855	6,209
5.875% 1/5/21	6,640	7,493
6.5% 8/1/16	15,000	15,326
Bank of Montreal:
1.4% 9/11/17	2,875	2,883
2.375% 1/25/19	3,700	3,747
Bank of Nova Scotia 4.375% 1/13/21	1,000	1,087
Banque Centrale de Tunisie 2.452% 7/24/21	8,500	8,820
Barclays PLC:
2.75% 11/8/19	10,000	9,820
3.25% 1/12/21	7,500	7,231
4.375% 1/12/26	5,000	4,825
5.25% 8/17/45	5,600	5,353
BB&T Corp.:
1.6% 8/15/17	5,700	5,705
2.05% 6/19/18	1,900	1,914
BNP Paribas SA:
2.375% 5/21/20	11,600	11,460
2.7% 8/20/18	4,900	4,972
BPCE SA:
2.25% 1/27/20	4,000	3,949
2.5% 7/15/19	12,100	12,178
4% 4/15/24	2,000	2,095
Branch Banking & Trust Co. 3.8% 10/30/26	3,000	3,143
Capital One Bank NA 3.375% 2/15/23	2,424	2,358
Capital One NA 2.4% 9/5/19	7,000	6,908
Citigroup, Inc.:
2.5% 9/26/18	750	755
2.5% 7/29/19	7,400	7,418
2.55% 4/8/19	3,700	3,711
3.375% 3/1/23	6,000	6,046
3.7% 1/12/26	11,130	11,359
3.953% 6/15/16	1,450	1,461
4.4% 6/10/25	4,000	3,988
5.3% 5/6/44	2,000	2,004
5.5% 9/13/25	5,000	5,357
5.875% 1/30/42	1,675	1,902
6.125% 8/25/36	3,650	3,952
8.125% 7/15/39	8,000	11,410
Comerica, Inc. 3.8% 7/22/26	3,650	3,539
Commonwealth Bank of Australia:
1.9% 9/18/17	4,750	4,782
2.3% 3/12/20	7,550	7,558
Corporacion Andina de Fomento:
1.5% 8/8/17	2,825	2,825
4.375% 6/15/22	14,100	15,384
Credit Suisse AG 6% 2/15/18	15,651	16,570
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	12,530	12,280
4.875% 5/15/45	5,000	4,560
Credit Suisse New York Branch:
3% 10/29/21	3,000	3,003
3.625% 9/9/24	3,425	3,439
Discover Bank:
2% 2/21/18	7,375	7,286
4.2% 8/8/23	7,000	7,112
Export-Import Bank of Korea:
2.875% 1/21/25	7,600	7,711
4% 1/11/17	11,380	11,631
5% 4/11/22	6,170	7,076
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,704
4.5% 6/1/18	824	867
8.25% 3/1/38	2,079	2,928
HSBC Holdings PLC:
4.25% 8/18/25	5,600	5,427
4.875% 1/14/22	10,100	11,034
5.1% 4/5/21	2,800	3,082
6.5% 9/15/37	10,500	11,690
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,590
2.625% 9/24/18	7,500	7,543
3.5% 6/23/24	7,000	7,075
Huntington Bancshares, Inc. 2.6% 8/2/18	4,675	4,713
Inter-American Development Bank:
1.75% 4/14/22	1,875	1,895
1.875% 6/16/20	5,270	5,366
1.875% 3/15/21	3,900	3,964
International Bank for Reconstruction & Development 1% 10/5/18	9,630	9,644
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	15,142
2.125% 2/10/25	2,000	1,970
2.75% 1/21/26	3,170	3,266
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,217
2% 8/15/17	7,000	7,032
2.25% 1/23/20	8,875	8,855
2.35% 1/28/19	23,000	23,228
3.15% 7/5/16	1,500	1,512
3.25% 9/23/22	4,000	4,065
3.375% 5/1/23	1,900	1,875
3.875% 9/10/24	7,725	7,762
4.125% 12/15/26	5,875	5,960
4.35% 8/15/21	2,000	2,169
4.5% 1/24/22	13,000	14,087
4.625% 5/10/21	1,500	1,639
4.95% 6/1/45	2,550	2,579
5.5% 10/15/40	5,700	6,615
5.6% 7/15/41	1,500	1,759
6.3% 4/23/19	10,000	11,223
KeyCorp. 2.9% 9/15/20	5,800	5,808
Lloyds Bank PLC 3.5% 5/14/25	8,600	8,719
Mitsubishi UFJ Financial Group, Inc. 3.85% 3/1/26	6,580	6,654
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,785
Nordic Investment Bank 0.5% 4/14/16	8,450	8,450
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,909
PNC Bank NA:
2.4% 10/18/19	4,750	4,816
2.6% 7/21/20	6,680	6,790
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,837
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,392
6.7% 6/10/19	2,500	2,867
Rabobank (Netherlands) NV:
3.95% 11/9/22	5,300	5,277
4.5% 1/11/21	1,000	1,094
5.25% 5/24/41	3,000	3,460
Rabobank Nederland 4.375% 8/4/25	6,000	6,034
Rabobank Nederland New York Branch 3.375% 5/21/25	3,750	3,780
Regions Financial Corp.:
2% 5/15/18	3,650	3,618
3.2% 2/8/21	14,100	14,032
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,591
2.3% 7/20/16	5,500	5,532
4.65% 1/27/26	9,390	9,471
Societe Generale SA 2.625% 10/1/18	3,750	3,827
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,729
2.45% 1/16/20	5,000	5,002
2.5% 7/19/18	4,351	4,413
3.4% 7/11/24	5,725	5,880
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,007
2.5% 5/1/19	2,000	2,010
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	11,941
The Toronto-Dominion Bank:
2.375% 10/19/16	1,200	1,211
2.5% 7/14/16	1,200	1,208
2.5% 12/14/20	14,020	14,184
U.S. Bancorp 4.125% 5/24/21	3,000	3,271
Wachovia Corp. 5.75% 6/15/17	2,905	3,060
Wells Fargo & Co.:
2.1% 5/8/17	2,725	2,754
2.6% 7/22/20	7,640	7,727
3.3% 9/9/24	4,625	4,710
3.45% 2/13/23	3,675	3,725
3.55% 9/29/25	4,240	4,401
3.9% 5/1/45	4,760	4,623
4.1% 6/3/26	3,225	3,327
4.48% 1/16/24	3,816	4,056
4.9% 11/17/45	2,770	2,809
5.375% 11/2/43	1,850	2,002
5.606% 1/15/44	11,380	12,530
5.625% 12/11/17	5,972	6,384
Westpac Banking Corp.:
2% 8/14/17	5,000	5,039
2.3% 5/26/20	3,000	3,015
4.875% 11/19/19	3,700	4,034
Zions Bancorp. 4.5% 6/13/23	207	211
		882,555
Capital Markets - 1.2%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,670
BlackRock, Inc.:
3.5% 3/18/24	2,900	3,038
4.25% 5/24/21	6,500	7,126
Deutsche Bank AG 4.5% 4/1/25	3,000	2,543
Deutsche Bank AG London Branch 2.95% 8/20/20	9,800	9,493
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,932
Franklin Resources, Inc.:
1.375% 9/15/17	1,900	1,899
2.85% 3/30/25	3,800	3,696
Goldman Sachs Group, Inc.:
2.375% 1/22/18	9,950	10,010
2.55% 10/23/19	11,000	11,020
2.625% 1/31/19	12,850	12,948
2.9% 7/19/18	2,800	2,839
3.5% 1/23/25	5,000	4,951
3.625% 1/22/23	9,000	9,156
3.85% 7/8/24	3,800	3,885
5.25% 7/27/21	4,500	4,992
5.625% 1/15/17	7,000	7,231
5.75% 1/24/22	4,300	4,886
5.95% 1/18/18	3,000	3,199
6% 6/15/20	1,650	1,852
6.15% 4/1/18	7,451	8,031
6.75% 10/1/37	14,860	16,988
Lazard Group LLC:
4.25% 11/14/20	2,650	2,719
6.85% 6/15/17	828	871
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,331
6.875% 4/25/18	6,991	7,636
7.75% 5/14/38	4,175	5,373
Morgan Stanley:
2.125% 4/25/18	8,000	7,998
2.375% 7/23/19	7,550	7,534
2.5% 1/24/19	6,000	6,031
2.65% 1/27/20	11,000	10,984
3.7% 10/23/24	6,000	6,079
3.75% 2/25/23	6,775	6,931
3.875% 4/29/24	9,000	9,249
3.95% 4/23/27	5,210	5,033
4.3% 1/27/45	2,000	1,907
5.45% 1/9/17	236	244
5.5% 7/28/21	3,400	3,814
5.625% 9/23/19	2,000	2,195
5.75% 1/25/21	5,000	5,620
5.95% 12/28/17	5,745	6,135
6.375% 7/24/42	2,900	3,601
6.625% 4/1/18	5,055	5,503
7.25% 4/1/32	1,000	1,311
7.3% 5/13/19	3,000	3,431
State Street Corp. 2.875% 3/7/16	3,340	3,341
The Bank of New York Mellon Corp.:
2.3% 7/28/16	1,000	1,006
2.6% 8/17/20	9,400	9,530
5.45% 5/15/19	2,000	2,199
		266,991
Consumer Finance - 1.0%
American Express Co.:
4.05% 12/3/42	6,975	6,720
7% 3/19/18	5,750	6,316
American Express Credit Corp. 2.375% 3/24/17	3,825	3,869
Capital One Financial Corp. 4.75% 7/15/21	4,000	4,307
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,637
2% 3/5/20	3,900	3,892
2.1% 6/9/19	1,600	1,613
2.25% 12/1/19	6,600	6,663
2.85% 6/1/22	4,000	4,050
Discover Financial Services:
5.2% 4/27/22	1,000	1,052
6.45% 6/12/17	2,263	2,373
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,385
2.875% 10/1/18	1,575	1,576
3% 6/12/17	3,000	3,025
3.219% 1/9/22	3,500	3,404
4.134% 8/4/25	7,000	6,976
4.25% 2/3/17	7,600	7,751
4.25% 9/20/22	1,800	1,834
4.375% 8/6/23	4,000	4,106
4.389% 1/8/26	3,290	3,357
5.875% 8/2/21	11,375	12,549
General Electric Capital Corp.:
2.95% 5/9/16	11,691	11,739
4.65% 10/17/21	2,005	2,270
5.875% 1/14/38	4,474	5,628
6.875% 1/10/39	1,146	1,608
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,547
1.3% 3/12/18	3,675	3,662
1.95% 12/13/18	4,825	4,879
1.95% 3/4/19	9,600	9,721
2.05% 3/10/20	7,675	7,679
2.25% 4/17/19	10,250	10,392
2.8% 1/27/23	5,000	5,052
Synchrony Financial:
2.7% 2/3/20	8,000	7,841
3% 8/15/19	5,675	5,684
Toyota Motor Credit Corp.:
2.05% 1/12/17	9,000	9,085
2.1% 1/17/19	6,000	6,087
2.125% 7/18/19	10,400	10,566
2.15% 3/12/20	6,750	6,837
2.75% 5/17/21	2,600	2,660
		204,392
Diversified Financial Services - 0.8%
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	5,925
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,608
4.5% 2/11/43	2,000	2,016
Export Development Canada 1% 6/15/18	5,290	5,285
FMS Wertmanagement AoeR 1.125% 9/5/17	2,800	2,807
GE Capital International Funding Co.:
0.964% 4/15/16 (a)	26,000	26,005
2.342% 11/15/20 (a)	5,694	5,752
4.418% 11/15/35 (a)	20,239	21,089
Goldman Sachs Group, Inc. 4.75% 10/21/45	5,830	5,900
ING U.S., Inc. 5.7% 7/15/43	3,750	4,168
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,675	4,735
3.75% 12/1/25	5,750	5,921
4% 10/15/23	3,750	3,928
International Finance Corp. 2.25% 4/11/16	5,700	5,711
KfW:
1% 1/26/18	11,500	11,500
1.125% 8/6/18	5,700	5,703
1.5% 2/6/19	4,200	4,237
1.75% 10/15/19	15,575	15,808
1.875% 6/30/20	5,670	5,772
2% 5/2/25	3,825	3,832
2.5% 11/20/24	10,425	10,873
Ontario Province 2% 1/30/19	5,000	5,079
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,800
		171,454
Insurance - 0.8%
ACE INA Holdings, Inc.:
3.35% 5/3/26	4,220	4,321
4.35% 11/3/45	4,000	4,196
5.9% 6/15/19	3,000	3,364
American International Group, Inc.:
3.375% 8/15/20	5,775	5,862
3.75% 7/10/25	2,850	2,797
3.875% 1/15/35	2,700	2,283
4.5% 7/16/44	8,875	7,866
4.875% 6/1/22	9,000	9,603
5.85% 1/16/18	2,000	2,133
6.4% 12/15/20	2,900	3,310
Aon Corp. 3.125% 5/27/16	8,000	8,038
Aon PLC:
3.5% 6/14/24	2,000	2,020
4% 11/27/23	3,000	3,110
4.6% 6/14/44	1,600	1,513
4.75% 5/15/45	5,880	5,794
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,261
Marsh & McLennan Companies, Inc.:
2.3% 4/1/17	5,000	5,041
2.35% 9/10/19	3,850	3,878
2.35% 3/6/20	4,750	4,757
2.55% 10/15/18	5,800	5,933
3.5% 6/3/24	1,900	1,902
4.05% 10/15/23	6,775	7,089
MetLife, Inc.:
4.721% 12/15/44 (b)	5,000	4,995
5.875% 2/6/41	2,400	2,735
7.717% 2/15/19	9,000	10,427
Pricoa Global Funding I 8.875% 6/15/38 (b)	2,944	3,219
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,913
5.1% 8/15/43	4,000	4,002
5.4% 6/13/35	447	470
5.5% 3/15/16	421	422
5.625% 5/12/41	2,000	2,101
5.7% 12/14/36	380	408
6.2% 11/15/40	2,400	2,703
7.375% 6/15/19	3,000	3,459
The Chubb Corp.:
5.75% 5/15/18	4,175	4,546
6.5% 5/15/38	3,510	4,613
The Travelers Companies, Inc.:
4.3% 8/25/45	1,460	1,520
6.25% 6/15/37	8,350	10,735
		161,339
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,769
3.9% 6/15/23	5,650	5,705
American Tower Corp. 3.4% 2/15/19	7,475	7,597
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,883
4.125% 5/15/21	2,100	2,221
DDR Corp.:
3.375% 5/15/23	2,825	2,742
4.625% 7/15/22	1,900	1,974
Duke Realty LP:
3.625% 4/15/23	2,750	2,745
3.75% 12/1/24	5,750	5,726
5.95% 2/15/17	630	654
6.5% 1/15/18	1,000	1,078
ERP Operating LP:
2.375% 7/1/19	5,750	5,777
3% 4/15/23	1,875	1,891
4.625% 12/15/21	5,700	6,300
Federal Realty Investment Trust 3% 8/1/22	4,750	4,827
HCP, Inc. 3.875% 8/15/24	7,575	7,115
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,464
3.75% 3/15/23	8,660	8,584
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,257
6.65% 1/15/18	612	644
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,152
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	4,750	4,700
4.5% 4/1/27	9,500	8,974
Simon Property Group LP:
2.8% 1/30/17	4,700	4,747
4.125% 12/1/21	3,200	3,459
5.65% 2/1/20	4,300	4,814
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,753
		106,552
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,775
CBRE Group, Inc. 4.875% 3/1/26	5,700	5,748
Liberty Property LP:
3.375% 6/15/23	2,775	2,707
3.75% 4/1/25	4,750	4,736
4.4% 2/15/24	7,425	7,715
4.75% 10/1/20	1,000	1,078
5.5% 12/15/16	1,000	1,029
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,789
3.15% 5/15/23	4,700	4,071
4.5% 4/18/22	4,210	4,099
Regency Centers LP 5.875% 6/15/17	781	821
Tanger Properties LP:
3.75% 12/1/24	6,500	6,614
6.125% 6/1/20	4,408	5,012
Ventas Realty LP:
3.5% 2/1/25	4,000	3,876
4.125% 1/15/26	1,450	1,470
4.375% 2/1/45	3,000	2,700
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,726
		63,966

TOTAL FINANCIALS		1,857,249

HEALTH CARE - 2.4%
Biotechnology - 0.5%
AbbVie, Inc.:
1.75% 11/6/17	5,700	5,697
2.5% 5/14/20	7,100	7,095
2.9% 11/6/22	5,700	5,658
3.6% 5/14/25	9,000	9,175
4.4% 11/6/42	4,775	4,576
4.7% 5/14/45	8,980	8,976
Amgen, Inc.:
2.2% 5/22/19	11,425	11,572
2.5% 11/15/16	2,000	2,019
3.125% 5/1/25	2,000	1,977
3.875% 11/15/21	9,600	10,259
5.15% 11/15/41	11,150	11,507
5.85% 6/1/17	2,928	3,085
Celgene Corp.:
3.875% 8/15/25	9,500	9,794
5% 8/15/45	3,300	3,378
Gilead Sciences, Inc.:
2.55% 9/1/20	4,740	4,818
3.65% 3/1/26	6,180	6,471
4.75% 3/1/46	4,750	5,010
		111,067
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc.:
1.85% 6/15/18	8,000	7,992
4.5% 8/15/19	3,000	3,223
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	5,977
4.685% 12/15/44	10,180	10,509
Medtronic, Inc.:
2.5% 3/15/20	15,100	15,469
4.625% 3/15/45	10,425	11,109
		54,279
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,954
4.125% 6/1/21	7,000	7,451
4.125% 11/15/42	4,411	4,099
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,748
4.35% 11/1/42	2,000	1,960
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,428
Cigna Corp. 4% 2/15/22	4,600	4,855
Coventry Health Care, Inc. 5.95% 3/15/17	1,731	1,810
Express Scripts Holding Co.:
2.25% 6/15/19	3,800	3,775
6.125% 11/15/41	3,000	3,149
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,291
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	2,007
McKesson Corp.:
1.4% 3/15/18	4,725	4,690
3.796% 3/15/24	5,000	5,141
4.883% 3/15/44	5,000	4,987
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	3,030
New York & Presbyterian Hospital 4.024% 8/1/45	3,500	3,468
NYU Hospitals Center 4.784% 7/1/44	7,600	8,102
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,408
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,881
2.3% 12/15/19	8,625	8,754
2.7% 7/15/20	6,000	6,165
2.875% 12/15/21	2,575	2,644
3.75% 7/15/25	3,500	3,724
4.375% 3/15/42	11,800	12,004
4.75% 7/15/45	1,670	1,827
WellPoint, Inc.:
1.875% 1/15/18	2,000	1,996
3.3% 1/15/23	2,000	1,969
4.625% 5/15/42	2,600	2,462
4.65% 1/15/43	2,000	1,873
5.8% 8/15/40	4,000	4,423
		125,075
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,859
4.15% 2/1/24	4,379	4,572
5.3% 2/1/44	5,820	6,269
		13,700
Pharmaceuticals - 1.0%
Actavis Funding SCS:
3% 3/12/20	22,800	23,192
3.45% 3/15/22	18,025	18,418
4.55% 3/15/35	6,650	6,684
AstraZeneca PLC:
5.9% 9/15/17	4,505	4,807
6.45% 9/15/37	3,250	4,140
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,541
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,377
6.375% 5/15/38	7,218	9,273
Johnson & Johnson:
1.65% 3/1/21	3,770	3,776
2.45% 3/1/26	5,590	5,598
4.5% 12/5/43	6,625	7,639
4.85% 5/15/41	4,260	5,068
Merck & Co., Inc.:
1.3% 5/18/18	7,000	7,028
1.85% 2/10/20	9,000	9,099
2.4% 9/15/22	2,000	2,009
3.6% 9/15/42	2,000	1,888
3.7% 2/10/45	3,400	3,246
3.875% 1/15/21	1,000	1,083
5% 6/30/19	5,970	6,646
Mylan, Inc. 1.35% 11/29/16	5,295	5,258
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,800
3% 11/20/25	10,470	10,797
3.7% 9/21/42	2,825	2,738
4% 11/20/45	5,240	5,381
Perrigo Co. PLC:
2.3% 11/8/18	4,609	4,535
4% 11/15/23	5,000	4,972
Perrigo Finance PLC 4.9% 12/15/44	3,089	2,969
Pfizer, Inc.:
6.2% 3/15/19	4,000	4,519
7.2% 3/15/39	5,400	7,523
Sanofi SA 1.25% 4/10/18	7,550	7,560
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,128
3.25% 10/1/22	3,000	3,013
Zoetis, Inc.:
1.875% 2/1/18	1,000	989
3.25% 2/1/23	5,000	4,807
4.7% 2/1/43	1,300	1,139
		204,640

TOTAL HEALTH CARE		508,761

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.4%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,522
General Dynamics Corp. 2.25% 7/15/16	2,400	2,413
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,689
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,016
3.55% 1/15/26	7,600	7,992
4.7% 5/15/46	3,700	3,980
4.85% 9/15/41	2,700	2,889
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,888
3.85% 4/15/45	1,875	1,804
4.75% 6/1/43	4,000	4,304
Precision Castparts Corp. 3.25% 6/15/25	5,700	5,836
Raytheon Co.:
3.125% 10/15/20	2,000	2,108
3.15% 12/15/24	8,900	9,280
4.875% 10/15/40	1,000	1,161
The Boeing Co.:
2.5% 3/1/25	4,600	4,539
6% 3/15/19	1,000	1,129
6.875% 3/15/39	3,300	4,633
United Technologies Corp.:
3.1% 6/1/22	2,875	2,986
4.5% 4/15/20	4,000	4,371
4.5% 6/1/42	7,380	7,615
5.7% 4/15/40	2,000	2,385
6.125% 2/1/19	4,000	4,483
		90,023
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,441
3.2% 2/1/25	3,820	3,780
United Parcel Service, Inc. 6.2% 1/15/38	2,500	3,325
		18,546
Airlines - 0.0%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	3,151	3,324
Continental Airlines, Inc.:
4% 4/29/26	4,216	4,337
6.648% 3/15/19	750	762
6.9% 7/2/19	140	143
		8,566
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
3.2% 3/15/25	11,275	11,258
5.5% 9/15/19	4,000	4,405
Waste Management, Inc. 2.9% 9/15/22	6,675	6,679
		22,342
Electrical Equipment - 0.1%
Eaton Corp.:
1.5% 11/2/17	4,775	4,754
2.75% 11/2/22	5,725	5,622
4% 11/2/32	1,900	1,865
4.15% 11/2/42	1,900	1,815
General Electric Capital Corp. 6.15% 8/7/37	544	706
		14,762
Industrial Conglomerates - 0.3%
3M Co. 2% 6/26/22	4,000	3,971
Covidien International Finance SA:
2.95% 6/15/23	3,000	3,017
3.2% 6/15/22	2,150	2,228
6% 10/15/17	2,902	3,106
6.55% 10/15/37	4,250	5,475
Danaher Corp.:
2.4% 9/15/20	7,361	7,516
3.9% 6/23/21	2,900	3,147
4.375% 9/15/45	2,370	2,547
General Electric Co.:
3.375% 3/11/24	5,500	5,892
4.5% 3/11/44	8,500	9,128
5.25% 12/6/17	18,540	19,857
Roper Technologies, Inc. 2.05% 10/1/18	5,675	5,647
		71,531
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	6,031
5.3% 9/15/35	7,000	7,667
Deere & Co. 5.375% 10/16/29	1,000	1,184
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	5,093	5,061
4.65% 11/1/44	6,000	5,899
		25,842
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,462
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,854
3.05% 3/15/22	10,000	10,295
4.15% 4/1/45	1,700	1,658
4.375% 9/1/42	4,500	4,513
4.55% 9/1/44	3,000	3,094
4.9% 4/1/44	4,000	4,305
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,127
CSX Corp.:
3.4% 8/1/24	4,625	4,694
3.95% 5/1/50	2,000	1,714
4.1% 3/15/44	6,775	6,249
7.375% 2/1/19	10,000	11,504
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,499
3.25% 12/1/21	5,000	5,031
3.95% 10/1/42	1,900	1,698
Union Pacific Corp. 4.75% 9/15/41	2,800	3,026
		78,723
Trading Companies & Distributors - 0.0%
Air Lease Corp. 3.75% 2/1/22	3,820	3,549

TOTAL INDUSTRIALS		333,884

INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
3.5% 6/15/25	4,270	4,499
4.45% 1/15/20	2,000	2,198
4.95% 2/15/19	3,479	3,830
5.9% 2/15/39	12,416	15,369
		25,896
Electronic Equipment & Components - 0.1%
Corning, Inc. 4.75% 3/15/42	5,000	4,771
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	5,018
2.375% 12/17/18	3,000	3,013
3.45% 8/1/24	3,650	3,679
6.55% 10/1/17	2,338	2,510
7.125% 10/1/37	2,475	3,200
		22,191
Internet Software & Services - 0.1%
Apple, Inc. 2.25% 2/23/21	15,000	15,225
Google, Inc. 3.625% 5/19/21	3,780	4,106
		19,331
IT Services - 0.3%
IBM Corp.:
1.25% 2/6/17	11,250	11,296
1.95% 7/22/16	1,500	1,507
3.625% 2/12/24	10,000	10,507
7.625% 10/15/18	13,000	14,979
Visa, Inc.:
2.2% 12/14/20	5,700	5,805
3.15% 12/14/25	9,010	9,361
4.3% 12/14/45	6,640	7,120
Xerox Corp.:
2.75% 3/15/19	5,000	4,757
4.5% 5/15/21	4,000	3,846
5.625% 12/15/19	1,000	1,022
		70,200
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.:
3.3% 10/1/21	15,000	15,887
4.9% 7/29/45	3,000	3,255
Texas Instruments, Inc. 1.75% 5/1/20	3,800	3,798
		22,940
Software - 0.5%
Microsoft Corp.:
2.7% 2/12/25	17,175	17,504
3.625% 12/15/23	26,150	28,517
4.2% 6/1/19	2,000	2,183
4.45% 11/3/45	7,570	8,117
5.3% 2/8/41	1,500	1,745
Oracle Corp.:
2.25% 10/8/19	4,725	4,841
2.5% 5/15/22	9,600	9,654
3.4% 7/8/24	4,725	4,945
4.3% 7/8/34	3,875	3,970
5.375% 7/15/40	12,500	14,320
5.75% 4/15/18	7,400	8,082
		103,878
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
2.1% 5/6/19	6,475	6,609
2.7% 5/13/22	6,650	6,755
3.2% 5/13/25	10,490	10,842
3.85% 5/4/43	13,000	12,159
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	7,130	7,111
4.9% 10/15/25 (a)	9,750	9,250
HP, Inc.:
4.3% 6/1/21	2,780	2,806
6% 9/15/41	1,500	1,238
		56,770

TOTAL INFORMATION TECHNOLOGY		321,206

MATERIALS - 1.0%
Chemicals - 0.5%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,079
Albemarle Corp. U.S. 3% 12/1/19	2,850	2,791
E.I. du Pont de Nemours & Co.:
3.625% 1/15/21	5,000	5,261
4.15% 2/15/43	4,000	3,523
4.625% 1/15/20	3,000	3,265
Ecolab, Inc.:
1.45% 12/8/17	6,650	6,617
2.25% 1/12/20	3,775	3,786
5.5% 12/8/41	3,000	3,362
Lubrizol Corp. 8.875% 2/1/19	919	1,097
LYB International Finance BV:
4% 7/15/23	5,625	5,690
4.875% 3/15/44	5,850	5,333
LyondellBasell Industries NV 5% 4/15/19	3,000	3,165
Monsanto Co.:
2.125% 7/15/19	7,458	7,501
2.75% 7/15/21	6,357	6,367
2.85% 4/15/25	3,825	3,598
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	3,875
4.875% 3/30/20	1,500	1,636
5.625% 12/1/40	1,800	1,873
Praxair, Inc.:
2.2% 8/15/22	2,000	1,966
2.45% 2/15/22	4,650	4,636
3.2% 1/30/26	3,840	4,016
3.55% 11/7/42	2,000	1,844
The Dow Chemical Co.:
3% 11/15/22	4,900	4,846
4.125% 11/15/21	7,700	8,135
4.375% 11/15/42	4,875	4,402
8.55% 5/15/19	2,358	2,772
9.4% 5/15/39	3,000	4,325
The Mosaic Co. 5.625% 11/15/43	3,750	3,491
		110,252
Containers & Packaging - 0.1%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,398
International Paper Co.:
3.65% 6/15/24	4,725	4,610
3.8% 1/15/26	2,880	2,794
4.75% 2/15/22	11,500	12,185
		22,987
Metals & Mining - 0.4%
Barrick Gold Corp. 5.25% 4/1/42	4,500	3,514
BHP Billiton Financial (U.S.A.) Ltd.:
2.05% 9/30/18	8,075	7,943
2.875% 2/24/22	9,300	8,965
5% 9/30/43	3,000	2,924
6.5% 4/1/19	2,500	2,745
Freeport-McMoRan, Inc. 3.55% 3/1/22	5,125	3,408
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,066
6.25% 10/1/39	1,600	1,423
Nucor Corp.:
4% 8/1/23	3,000	3,019
5.2% 8/1/43	4,000	3,725
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 9/20/21	3,200	3,181
3.75% 6/15/25	5,810	5,550
6.5% 7/15/18	1,398	1,500
7.125% 7/15/28	2,000	2,276
Rio Tinto Finance (U.S.A.) PLC:
2.25% 12/14/18	3,000	2,922
2.875% 8/21/22	6,000	5,551
Southern Copper Corp.:
3.875% 4/23/25	3,670	3,270
5.25% 11/8/42	5,775	4,316
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	8,778
5.625% 9/15/19	6,210	5,587
6.25% 1/23/17	9,395	9,471
		91,134

TOTAL MATERIALS		224,373

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.4% 8/15/16	12,800	12,876
2.45% 6/30/20	5,360	5,339
3.4% 5/15/25	9,270	9,091
4.35% 6/15/45	24,760	21,092
5.55% 8/15/41	7,300	7,172
5.8% 2/15/19	4,000	4,410
6.3% 1/15/38	838	907
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	155
British Telecommunications PLC 9.625% 12/15/30 (b)	4,515	6,466
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	4,008
Orange SA 5.375% 7/8/19	4,000	4,417
Telefonica Emisiones S.A.U.:
5.462% 2/16/21	2,700	2,960
5.877% 7/15/19	2,000	2,193
6.421% 6/20/16	1,151	1,167
7.045% 6/20/36	2,600	3,088
Verizon Communications, Inc.:
2% 11/1/16	9,600	9,654
4.272% 1/15/36	24,278	22,276
4.4% 11/1/34	3,775	3,547
4.5% 9/15/20	23,600	25,666
4.75% 11/1/41	1,000	955
5.012% 8/21/54	12,557	11,679
6.25% 4/1/37	3,121	3,496
6.35% 4/1/19	6,000	6,778
6.55% 9/15/43	12,516	15,177
6.9% 4/15/38	6,025	7,133
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,477
		195,179
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,284
6.125% 11/15/37	8,365	9,203
Rogers Communications, Inc.:
4.1% 10/1/23	4,825	5,114
5.45% 10/1/43	5,775	6,217
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,984
1.5% 2/19/18	7,700	7,627
2.5% 9/26/22	3,000	2,853
2.95% 2/19/23	6,900	6,598
5.45% 6/10/19	6,000	6,576
		53,456

TOTAL TELECOMMUNICATION SERVICES		248,635

UTILITIES - 1.9%
Electric Utilities - 1.3%
Alabama Power Co.:
3.75% 3/1/45	1,000	961
4.15% 8/15/44	4,650	4,737
5.2% 6/1/41	3,850	4,453
AmerenUE:
3.9% 9/15/42	3,700	3,741
6.4% 6/15/17	2,959	3,138
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	3,973
2.95% 12/15/22	4,000	3,987
Appalachian Power Co. 4.45% 6/1/45	6,000	5,952
Baltimore Gas & Electric Co. 3.35% 7/1/23	2,850	2,962
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,453
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,745
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,347
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	10,197
3.4% 9/1/21	1,000	1,054
3.7% 3/1/45	3,100	2,948
5.8% 3/15/18	9,945	10,770
Dayton Power & Light Co. 1.875% 9/15/16	3,750	3,755
Detroit Edison Co. 2.65% 6/15/22	8,000	8,158
Duke Energy Carolinas LLC:
3.75% 6/1/45	2,000	1,959
4% 9/30/42	3,750	3,798
5.25% 1/15/18	4,355	4,662
Duke Energy Corp.:
2.1% 6/15/18	4,650	4,660
3.75% 4/15/24	6,000	6,196
3.95% 10/15/23	2,443	2,537
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	1,838
4.375% 3/30/44	2,000	2,109
Edison International 3.75% 9/15/17	3,000	3,090
Entergy Corp. 4% 7/15/22	6,640	6,973
Exelon Corp. 3.95% 6/15/25 (a)	7,830	7,927
Florida Power & Light Co.:
3.25% 6/1/24	4,725	4,961
4.05% 10/1/44	5,419	5,666
Hydro-Quebec:
1.375% 6/19/17	1,000	1,005
2% 6/30/16	7,310	7,343
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,799
Nevada Power Co. 6.5% 8/1/18	1,555	1,721
Northern States Power Co.:
3.4% 8/15/42	2,000	1,865
4.125% 5/15/44	4,500	4,703
5.25% 3/1/18	10,500	11,274
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,959
3.75% 8/15/42	5,900	5,562
5.4% 1/15/40	4,000	4,655
PacifiCorp:
3.6% 4/1/24	4,000	4,264
6% 1/15/39	6,193	7,784
Pennsylvania Electric Co. 6.05% 9/1/17	757	804
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,046
PPL Capital Funding, Inc.:
3.4% 6/1/23	2,675	2,727
4.2% 6/15/22	2,000	2,133
4.7% 6/1/43	1,800	1,831
PPL Electric Utilities Corp. 4.15% 10/1/45	3,500	3,615
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,847
6% 12/1/39	5,200	5,961
Public Service Co. of Colorado 2.9% 5/15/25	11,000	11,229
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,825	2,737
4% 6/1/44	5,000	5,130
Puget Sound Energy, Inc. 4.3% 5/20/45	6,410	6,798
Tampa Electric Co. 6.15% 5/15/37	6,260	7,919
TECO Finance, Inc. 4% 3/15/16	2,875	2,878
Virginia Electric & Power Co.:
3.1% 5/15/25	4,000	4,098
3.45% 2/15/24	2,750	2,865
4.2% 5/15/45	2,400	2,465
4.45% 2/15/44	2,750	2,918
5% 6/30/19	5,000	5,490
6% 5/15/37	2,000	2,494
Wisconsin Electric Power Co. 4.25% 6/1/44	4,700	4,992
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,099
		279,717
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (a)	438	443
Multi-Utilities - 0.6%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,616
Berkshire Hathaway Energy Co.:
4.5% 2/1/45	3,000	3,046
5.15% 11/15/43	1,650	1,817
5.75% 4/1/18	3,750	4,038
6.5% 9/15/37	7,605	9,487
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,223
CMS Energy Corp. 4.875% 3/1/44	5,000	5,229
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,192
4.45% 3/15/44	8,000	8,477
5.5% 12/1/39	2,500	2,945
Consumers Energy Co. 2.85% 5/15/22	6,650	6,794
Delmarva Power & Light 4% 6/1/42	4,000	3,979
Dominion Resources, Inc.:
2.5% 12/1/19	6,700	6,751
2.9031% 9/30/66 (b)	1,000	672
4.9% 8/1/41	2,000	1,941
7.5% 6/30/66 (b)	1,000	838
NiSource Finance Corp.:
4.8% 2/15/44	5,500	5,698
5.45% 9/15/20	5,111	5,657
6.25% 12/15/40	2,453	2,911
6.4% 3/15/18	1,532	1,662
PG&E Corp. 2.4% 3/1/19	2,406	2,430
Puget Energy, Inc. 3.65% 5/15/25	8,070	8,136
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,091
Sempra Energy:
2.4% 3/15/20	12,406	12,175
2.875% 10/1/22	3,000	2,904
4.05% 12/1/23	5,000	5,228
6% 10/15/39	1,000	1,099
6.5% 6/1/16	3,000	3,035
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	4,228	3,129
		118,200

TOTAL UTILITIES		398,360

TOTAL NONCONVERTIBLE BONDS
(Cost $5,284,817)		5,363,349

U.S. Government and Government Agency Obligations - 39.8%
U.S. Government Agency Obligations - 2.5%
Fannie Mae:
1.125% 7/20/18	$102,559	$102,992
1.375% 2/26/21	4,601	4,589
1.5% 11/30/20	18,106	18,189
1.875% 9/18/18	15,050	15,395
2.625% 9/6/24	4,000	4,222
Federal Home Loan Bank:
0.625% 12/28/16	28,350	28,333
0.875% 5/24/17	15,825	15,843
1% 6/21/17	35,300	35,391
1.125% 9/14/18	54,675	54,905
1.375% 2/18/21	20,300	20,263
5% 11/17/17	33,300	35,632
5.5% 7/15/36	1,500	2,074
Freddie Mac:
0.875% 10/14/16	24,375	24,405
1% 6/29/17	2,660	2,667
1% 12/15/17	59,006	59,123
1.375% 5/1/20	14,000	14,104
2.375% 1/13/22	13,000	13,609
3.75% 3/27/19	2,300	2,487
6.25% 7/15/32	7,700	11,297
6.75% 3/15/31	26,000	39,142
Tennessee Valley Authority:
5.25% 9/15/39	20,000	25,590
5.375% 4/1/56	5,395	6,993

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		537,245

U.S. Treasury Obligations - 37.3%
U.S. Treasury Bonds:
2.5% 2/15/45	106,220	103,536
2.875% 8/15/45	86,740	91,345
3% 11/15/44	8,970	9,693
3% 5/15/45	43,090	46,525
3% 11/15/45	32,860	35,513
3.125% 8/15/44	32,960	36,542
3.375% 5/15/44	72,390	84,218
3.5% 2/15/39	8,315	9,936
3.625% 8/15/43	26,640	32,513
3.625% 2/15/44	67,570	82,340
3.75% 11/15/43	44,780	55,896
3.875% 8/15/40	30,080	37,877
4.25% 5/15/39	26,000	34,556
4.25% 11/15/40	811	1,079
4.375% 2/15/38	8,200	11,125
4.375% 11/15/39	100	135
4.375% 5/15/40	8,000	10,822
4.375% 5/15/41	57,765	78,400
4.5% 2/15/36	37,400	51,472
4.5% 5/15/38	15,000	20,693
4.5% 8/15/39	39,000	53,642
4.625% 2/15/40	21,500	30,082
4.75% 2/15/37	9,420	13,380
4.75% 2/15/41	54,830	78,298
5% 5/15/37	11,000	16,154
5.375% 2/15/31	53,470	76,631
6.25% 5/15/30	86,360	131,750
8.75% 5/15/17	8,000	8,769
8.875% 8/15/17	5,000	5,591
8.875% 2/15/19	6,960	8,584
9% 11/15/18	4,000	4,873
9.125% 5/15/18	3,000	3,547
U.S. Treasury Notes:
0.5% 4/30/17	64,360	64,184
0.625% 5/31/17	106,140	105,974
0.625% 7/31/17	32,510	32,448
0.625% 8/31/17	67,720	67,567
0.75% 1/31/18	22,920	22,900
0.75% 4/15/18	126,660	126,472
0.75% 2/15/19	152,470	151,761
0.875% 12/31/16	3	3
0.875% 2/28/17	4	4
0.875% 4/15/17	84,530	84,665
0.875% 5/15/17	49,260	49,345
0.875% 6/15/17	112,340	112,529
0.875% 7/15/17	100,740	100,889
0.875% 8/15/17	82,420	82,536
0.875% 10/15/17	206,880	207,147
0.875% 11/15/17	33,950	33,991
0.875% 11/30/17	62,560	62,650
0.875% 1/15/18	8,670	8,680
0.875% 7/15/18	104,000	104,110
0.875% 10/15/18	89,640	89,686
1% 9/15/17	64,200	64,413
1% 12/15/17	112,860	113,261
1% 12/31/17	128,720	129,183
1% 2/15/18	96,230	96,598
1% 3/15/18	56,600	56,821
1% 9/15/18	32,730	32,851
1.125% 1/15/19	52,100	52,428
1.125% 4/30/20	177,430	177,208
1.125% 2/28/21	88,310	87,910
1.25% 10/31/18	45,190	45,640
1.25% 11/15/18	30,680	30,984
1.25% 11/30/18	47,480	47,959
1.25% 12/15/18	33,630	33,962
1.25% 1/31/19	14,670	14,818
1.25% 1/31/20	825	829
1.375% 6/30/18	31,800	32,206
1.375% 7/31/18	1,175	1,190
1.375% 9/30/18	95,690	96,983
1.375% 2/28/19	98,500	99,789
1.375% 1/31/20	20,920	21,123
1.375% 2/29/20	49,140	49,593
1.375% 3/31/20	6,630	6,689
1.375% 4/30/20	55,840	56,313
1.375% 8/31/20	78,960	79,598
1.375% 9/30/20	25,600	25,784
1.375% 10/31/20	5,720	5,760
1.375% 1/31/21	20,530	20,666
1.5% 8/31/18	238,925	242,854
1.5% 12/31/18	4,060	4,128
1.5% 1/31/19	37,180	37,805
1.5% 2/28/19	32,250	32,795
1.5% 3/31/19	12,800	13,016
1.5% 10/31/19	36,700	37,266
1.5% 11/30/19	51,090	51,866
1.5% 5/31/20	39,630	40,163
1.5% 1/31/22	4,370	4,391
1.5% 2/28/23	20,410	20,384
1.625% 4/30/19	4,980	5,083
1.625% 7/31/19	43,010	43,894
1.625% 8/31/19 (c)	100,350	102,404
1.625% 12/31/19	8,990	9,166
1.625% 6/30/20	50,460	51,384
1.625% 7/31/20	47,580	48,454
1.625% 11/30/20	94,780	96,605
1.625% 2/15/26 (d)	54,430	53,873
1.75% 10/31/18	10	10
1.75% 9/30/19	11,230	11,504
1.75% 10/31/20	9,960	10,193
1.75% 12/31/20	71,130	72,853
1.75% 3/31/22	117,000	119,111
1.75% 4/30/22	15,910	16,193
1.75% 9/30/22	28,790	29,257
1.75% 1/31/23	25,640	26,037
1.875% 9/30/17	11,325	11,517
1.875% 10/31/17	40,860	41,580
1.875% 6/30/20	24,290	25,002
1.875% 11/30/21	81,260	83,438
1.875% 5/31/22	19,875	20,375
1.875% 8/31/22	69,670	71,360
1.875% 10/31/22	27,400	28,059
2% 11/30/20	31,910	33,011
2% 2/28/21	26,380	27,309
2% 5/31/21	40,290	41,702
2% 8/31/21	108,300	111,976
2% 10/31/21	29,700	30,700
2% 7/31/22	48,060	49,598
2% 11/30/22	42,170	43,516
2% 2/15/25	3,635	3,720
2% 8/15/25	36,140	36,952
2.125% 8/31/20	49,753	51,724
2.125% 1/31/21	3,060	3,186
2.125% 6/30/21	7,260	7,559
2.125% 8/15/21	90,750	94,419
2.125% 9/30/21	43,640	45,413
2.125% 12/31/21	15,950	16,592
2.125% 6/30/22	40,770	42,393
2.125% 12/31/22	63,040	65,599
2.125% 5/15/25	58,355	60,313
2.25% 11/30/17	11,000	11,274
2.25% 4/30/21	42,310	44,323
2.25% 7/31/21	31,690	33,200
2.25% 11/15/24	85,930	89,807
2.25% 11/15/25	115,110	120,268
2.375% 8/15/24	78,790	83,197
2.5% 8/15/23	97,170	103,782
2.5% 5/15/24	95,500	101,819
2.625% 4/30/18	10,200	10,593
2.625% 8/15/20	141,000	149,631
2.625% 11/15/20	94,180	100,081
2.75% 12/31/17	3,000	3,105
2.75% 11/15/23	102,790	111,636
2.75% 2/15/24	135,610	147,227
3% 8/31/16	2	2
3.125% 5/15/21	50,876	55,507
3.375% 11/15/19	27,740	30,060
3.5% 2/15/18	4,000	4,209
3.5% 5/15/20	81,800	89,549
3.625% 2/15/20	59,600	65,325
3.625% 2/15/21	39,800	44,285
3.875% 5/15/18	8,000	8,540
4% 8/15/18	22,000	23,733
4.25% 11/15/17	16,000	16,931
4.5% 5/15/17	13,000	13,585
4.625% 2/15/17	14,000	14,519

TOTAL U.S. TREASURY OBLIGATIONS		7,957,507

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,112,859)		8,494,752

U.S. Government Agency - Mortgage Securities - 28.3%
Fannie Mae - 14.2%
2.283% 11/1/34 (b)	11,108	11,585
2.5% 3/1/27 to 8/1/43	220,816	226,645
2.5% 3/1/31 (e)	6,000	6,152
2.623% 11/1/34 (b)	808	851
3% 11/1/20 to 3/1/46	638,530	659,680
3% 3/1/31 (e)	3,000	3,128
3% 3/1/31 (e)	3,000	3,128
3% 3/1/31 (e)	8,000	8,343
3% 3/1/46 (e)	5,000	5,127
3% 3/1/46 (e)	13,000	13,330
3.09% 4/1/41 (b)	5,188	5,380
3.5% 7/1/20 to 12/1/45	783,965	824,557
3.5% 1/1/28	2,000	2,127
3.5% 3/1/31 (e)	500	528
3.5% 3/1/46 (e)	9,000	9,431
3.5% 3/1/46 (e)	39,000	40,867
4% 7/1/18 to 12/1/45	543,262	581,530
4% 3/1/46 (e)	6,000	6,402
4% 3/1/46 (e)	15,000	16,004
4.5% 1/1/19 to 3/1/45	235,308	255,981
4.5% 3/1/46 (e)	2,000	2,172
4.5% 3/1/46 (e)	4,000	4,344
5% 12/1/20 to 12/1/44	135,064	149,235
5% 3/1/46 (e)	2,000	2,214
5% 3/1/46 (e)	1,000	1,107
5.5% 8/1/17 to 9/1/41	88,776	100,239
6% 2/1/23 to 7/1/41	62,914	72,070
6.5% 3/1/22 to 6/1/40	23,220	27,167

TOTAL FANNIE MAE		3,039,324

Freddie Mac - 6.4%
1.969% 3/1/36 (b)	5,519	5,721
2.5% 5/1/23 to 7/1/30	114,548	117,810
2.505% 3/1/35 (b)	2,021	2,135
2.542% 12/1/35 (b)	4,476	4,704
2.653% 9/1/37 (b)	1,478	1,563
3% 3/1/27 to 2/1/46	348,370	359,130
3.5% 9/1/18 to 10/1/45	371,290	389,423
4% 3/1/26 to 4/1/45	202,355	216,449
4% 3/1/46 (e)	25,000	26,639
4.5% 6/1/25 to 12/1/44	119,789	130,369
5% 4/1/23 to 9/1/40	58,770	65,155
5.5% 5/1/23 to 6/1/41 (e)	38,115	42,970
5.5% 11/1/37	597	671
5.5% 1/1/38	388	436
6% 4/1/32 to 8/1/37	1,707	1,961
6.5% 8/1/36 to 12/1/37	585	681

TOTAL FREDDIE MAC		1,365,817

Ginnie Mae - 7.7%
2.5% 10/20/42 to 3/20/44	7,726	7,779
3% 4/15/42 to 12/20/45	315,860	327,892
3% 3/1/46 (e)	7,000	7,249
3.5% 10/15/40 to 2/20/46	338,168	357,588
3.5% 3/1/46 (e)	66,000	69,687
3.5% 3/1/46 (e)	70,900	74,860
3.5% 3/1/46 (e)	33,800	35,688
3.5% 3/1/46 (e)	40,500	42,762
3.5% 3/1/46 (e)	3,000	3,168
3.5% 3/1/46 (e)	24,000	25,341
4% 1/15/25 to 8/20/45	311,985	334,134
4% 3/1/46 (e)	9,000	9,612
4.5% 9/15/33 to 7/20/45	173,783	188,629
4.5% 3/1/46 (e)	2,000	2,150
5% 7/15/38 to 6/20/45	88,077	98,957
5.5% 10/20/32 to 3/20/45	30,556	34,468
5.5% 6/20/43	1,366	1,543
6% 5/20/34 to 12/15/40	15,878	18,403
6.5% 8/20/36 to 1/15/39	3,075	3,604

TOTAL GINNIE MAE		1,643,514

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,922,706)		6,048,655

Asset-Backed Securities - 0.7%
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	$9,500	$9,504
Capital One Multi-Asset Execution Trust Series 2015-A1 Class A, 1.39% 1/15/21	9,500	9,536
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,893
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,935
Series 2015-A4 Class A, 1.84% 4/15/22	4,750	4,802
Citibank Credit Card Issuance Trust:
Series 2013-A3 Class A3, 1.11% 7/23/18	2,800	2,802
Series 2013-A9 Class A9, 3.72% 9/8/25	4,675	5,173
Discover Card Master Trust Series 2015-A2 Class A, 1.9% 10/17/22	10,800	10,846
Ford Credit Auto Owner Trust:
Series 2013-C Class A3, 0.82% 12/15/17	1,232	1,232
Series 2014-C Class A3, 1.06% 5/15/19	9,475	9,473
Ford Credit Floorplan Master Owner Trust:
Series 2013-5 Class A1, 1.5% 9/15/18	4,675	4,683
Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,551
Honda Auto Receivables Owner Trust:
Series 2014-4 Class A3, 0.99% 9/17/18	9,475	9,473
Series 2015-1 Class A3, 1.05% 10/15/18	10,000	9,996
Hyundai Auto Receivables Trust:
Series 2013-C Class A3, 1.01% 2/15/18	1,780	1,779
Series 2015-A Class A3, 1.05% 4/15/19	9,500	9,491
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	9,500	9,502
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	411	411
Nissan Auto Receivables Owner Trust:
Series 2013-B Class A3, 0.84% 11/15/17	1,286	1,286
Series 2014-B Class A3, 1.11% 5/15/19	9,475	9,473
Volkswagen Auto Lease Trust Series 2015-A Class A3, 1.25% 12/20/17	9,500	9,438
TOTAL ASSET-BACKED SECURITIES
(Cost $138,056)		139,279

Commercial Mortgage Securities - 2.6%
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (b)	5,480	5,485
Series 2006-6 Class A3, 5.369% 10/10/45	436	436
Series 2007-3 Class A4, 5.7423% 6/10/49 (b)	2,125	2,182
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,433	2,486
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW16 Class A4, 5.9112% 6/11/40 (b)	13,057	13,404
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A4, 5.431% 10/15/49	9,186	9,277
Series 2015-P1 Class A5, 3.717% 9/15/48	5,865	6,149
Series 2007-C6 Class A4, 5.8982% 12/10/49 (b)	9,950	10,243
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	3,401	3,476
COMM Mortgage Trust Series 2015-CR22 Class A5, 3.309% 3/10/48	19,425	19,745
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.9887% 12/10/49 (b)	2,564	2,663
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	4,754	4,775
Series 2007-C2 Class A3, 5.542% 1/15/49 (b)	2,536	2,586
Series 2007-C3 Class A4, 5.8888% 6/15/39 (b)	5,954	6,102
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	847	874
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	12,565	13,136
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	20,845
Series K034 Class A2, 3.531% 7/25/23	9,000	9,832
Series K013 Class A2, 3.974% 1/25/21	11,575	12,785
Series K020 Class A2, 2.373% 5/25/22	10,400	10,628
Series K036 Class A2, 3.527% 10/25/23	8,975	9,800
Series K046 Class A2, 3.205% 3/25/25	33,300	35,251
Series K047 Class A2, 3.329% 5/25/25	3,860	4,135
Series K501 Class A2, 1.655% 11/25/16	15,130	15,156
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	19,501	19,808
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,108	3,174
Series 2006-GG7 Class A4, 6.0483% 7/10/38 (b)	11,222	11,249
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	13,830	14,633
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	10,198
Series 2014-C24 Class A5, 3.6385% 11/15/47	5,275	5,513
JPMBB Commercial Mortgage Secutities Trust sequential payer Series 2015-C29 Class A4, 3.6108% 5/15/48	9,000	9,350
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	13,796	14,037
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	22,050	22,333
Series 2006-LDP8 Class A4, 5.399% 5/15/45	444	446
Series 2006-LDP9 Class A3, 5.336% 5/15/47	489	496
Series 2007-CB19 Class A4, 5.8888% 2/12/49 (b)	27,714	28,493
Series 2007-LD11 Class A4, 5.9599% 6/15/49 (b)	8,435	8,604
Series 2007-LDPX Class A3, 5.42% 1/15/49	10,580	10,788
Series 2006-LDP7 Class A4, 6.1056% 4/17/45 (b)	2,081	2,083
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9% 7/15/44 (b)	3,244	3,357
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	558	563
Series 2006-C7 Class A3, 5.347% 11/15/38	945	957
Series 2007-C1 Class A4, 5.424% 2/15/40	1,095	1,116
Series 2007-C2 Class A3, 5.43% 2/15/40	496	506
Series 2007-C6 Class A4, 5.858% 7/15/40 (b)	1,236	1,263
Series 2007-C7 Class A3, 5.866% 9/15/45	5,271	5,552
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.9178% 1/12/44 (a)(b)	333	333
Series 2007-C1 Class A4, 6.0317% 6/12/50 (b)	4,800	4,936
Series 2008-C1 Class A4, 5.69% 2/12/51	1,913	2,008
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	5,993	6,105
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	2,000	2,046
Series 2007-7 Class A4, 5.81% 6/12/50 (b)	4,013	4,150
Series 2007-6 Class B, 5.635% 3/12/51 (b)	1,268	356
Series 2007-8 Class A3, 6.0719% 8/12/49 (b)	1,093	1,134
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	14,725	14,923
Morgan Stanley Capital I Trust:
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44	69	69
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,113
Series 2007-IQ14 Class A4, 5.692% 4/15/49	1,902	1,947
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	161	49
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	31,242	31,994
Series 2007-C31:
Class A4, 5.509% 4/15/47	15,483	15,780
Class A5, 5.5% 4/15/47	7,950	8,182
Series 2007-C32 Class A3, 5.8991% 6/15/49 (b)	8,092	8,267
Series 2007-C33:
Class A4, 6.1491% 2/15/51 (b)	23,808	24,590
Class A5, 6.1491% 2/15/51 (b)	839	882
Series 2006-C25 Class AM, 5.9501% 5/15/43 (b)	664	664
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	15,101
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $515,697)		544,599

Municipal Securities - 0.8%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	14,808
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,450
California Gen. Oblig. 7.55% 4/1/39	15,000	22,265
Chicago Gen. Oblig. 6.314% 1/1/44	1,900	1,719
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$8,900	$8,274
Series 2011:
4.961% 3/1/16	2,830	2,830
5.877% 3/1/19	9,700	10,485
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	7,600	8,025
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	13,756
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,654
New Jersey Tpk. Auth. Tpk. Rev. Series A, 7.414% 1/1/40	4,700	6,922
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	12,184
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,337
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,307
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	6,001
Series 2010 164, 5.647% 11/1/40	5,210	6,467
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	8,056
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	11,312	13,427
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	1,000	1,278
Series 2015 AP, 3.931% 5/15/45	3,740	3,784
TOTAL MUNICIPAL SECURITIES
(Cost $153,807)		172,029

Foreign Government and Government Agency Obligations - 2.2%
Canadian Government 1.125% 3/19/18	$6,640	$6,667
Chilean Republic 3.25% 9/14/21	9,000	9,540
Colombian Republic:
2.625% 3/15/23	7,575	6,753
4% 2/26/24	4,825	4,644
5% 6/15/45	2,000	1,675
5.625% 2/26/44	7,775	7,017
6.125% 1/18/41	4,750	4,524
7.375% 3/18/19	3,450	3,855
Export Development Canada:
1.25% 10/26/16	4,000	4,012
1.5% 10/3/18	1,700	1,720
Israeli State 4% 6/30/22	7,000	7,741
Italian Republic:
5.375% 6/12/17	2,375	2,487
6.875% 9/27/23	6,000	7,554
Jordanian Kingdom:
1.945% 6/23/19	23,650	24,300
3% 6/30/25	2,400	2,567
KfW:
0.5% 4/19/16	8,000	7,999
0.75% 3/17/17	8,000	7,994
1.5% 4/20/20	2,825	2,835
1.875% 4/1/19	16,930	17,245
2.125% 1/17/23	12,000	12,274
2.75% 10/1/20	4,175	4,413
4% 1/27/20	3,000	3,292
4.875% 6/17/19	25,000	27,860
Korean Republic 7.125% 4/16/19	6,650	7,731
Manitoba Province:
1.3% 4/3/17	3,420	3,431
2.1% 9/6/22	1,900	1,918
3.05% 5/14/24	1,500	1,590
New Brunswick Province 2.75% 6/15/18	4,350	4,501
Ontario Province:
1% 7/22/16	17,000	17,021
4% 10/7/19	15,000	16,259
Panamanian Republic:
3.75% 3/16/25	3,800	3,848
4% 9/22/24	4,800	4,968
4.3% 4/29/53	5,675	5,193
5.2% 1/30/20	1,800	1,973
Peruvian Republic:
4.125% 8/25/27	2,800	2,866
5.625% 11/18/50	7,150	7,651
6.55% 3/14/37	3,075	3,698
7.125% 3/30/19	1,900	2,174
Philippine Republic:
3.95% 1/20/40	5,100	5,469
4.2% 1/21/24	4,765	5,336
6.375% 10/23/34	10,375	14,300
6.5% 1/20/20	6,144	7,230
Polish Government:
4% 1/22/24	4,550	4,891
5% 3/23/22	14,500	16,314
Province of British Columbia 1.2% 4/25/17	7,600	7,626
Province of Quebec:
2.75% 8/25/21	20,000	20,863
2.875% 10/16/24	2,075	2,165
South African Republic:
5.875% 5/30/22	7,675	8,109
6.875% 5/27/19	6,750	7,322
Turkish Republic:
5.75% 3/22/24	3,000	3,185
6% 1/14/41	13,200	13,509
6.25% 9/26/22	13,225	14,428
6.75% 4/3/18	8,375	8,982
7.5% 11/7/19	2,625	2,949
United Mexican States:
3.5% 1/21/21	7,400	7,622
3.625% 3/15/22	3,000	3,066
4% 10/2/23	18,750	19,284
4.6% 1/23/46	3,000	2,753
4.75% 3/8/44	9,700	9,118
5.55% 1/21/45	1,316	1,372
6.05% 1/11/40	4,800	5,340
Uruguay Republic:
4.125% 11/20/45	4,750	3,871
4.5% 8/14/24	3,625	3,797
5.1% 6/18/50	3,875	3,478
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $460,193)		466,169

Supranational Obligations - 1.4%
African Development Bank:
0.875% 5/15/17	1,000	1,000
0.875% 3/15/18	1,900	1,894
1.125% 3/15/17	1,300	1,303
1.625% 10/2/18	2,800	2,839
2.375% 9/23/21	2,900	3,016
Asian Development Bank:
1.125% 3/15/17	5,000	5,015
1.125% 6/5/18	7,290	7,303
1.5% 1/22/20	4,750	4,786
1.875% 4/12/19	12,000	12,243
1.875% 2/18/22	2,000	2,025
2.125% 11/24/21	4,825	4,968
Council of Europe Development Bank 1% 3/7/18	1,900	1,898
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,739
1.75% 6/14/19	4,700	4,775
1.75% 11/26/19	2,875	2,922
2.5% 3/15/16	3,800	3,803
European Investment Bank:
0.875% 4/18/17	11,000	11,005
1.125% 8/15/18	6,590	6,577
1.25% 5/15/18	3,550	3,560
1.375% 6/15/20	2,725	2,710
1.625% 6/15/17	4,640	4,684
1.625% 12/18/18	30,900	31,298
1.75% 3/15/17	5,000	5,046
1.75% 6/17/19	8,625	8,743
1.875% 3/15/19	3,000	3,059
1.875% 2/10/25	3,000	2,966
2% 3/15/21	4,770	4,872
2.125% 10/15/21	2,840	2,898
2.25% 8/15/22	1,880	1,937
2.5% 4/15/21	4,650	4,856
2.5% 10/15/24	5,725	5,982
2.875% 9/15/20	9,000	9,543
3.25% 1/29/24	2,000	2,195
Inter-American Development Bank:
1.125% 3/15/17	17,100	17,137
1.75% 10/15/19	1,375	1,406
2.125% 1/15/25	1,830	1,863
3% 10/4/23	3,575	3,916
3.875% 9/17/19	5,000	5,469
4.375% 1/24/44	4,000	5,005
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,065
1% 9/15/16	9,000	9,030
1% 6/15/18	5,600	5,593
1.625% 2/10/22	3,900	3,892
1.875% 10/7/19	3,825	3,929
2.25% 6/24/21	16,075	16,690
2.5% 11/25/24	5,700	5,999
2.5% 7/29/25	3,790	3,988
International Finance Corp.:
1.625% 7/16/20	2,870	2,910
1.75% 9/16/19	11,350	11,550
Nordic Investment Bank 1.125% 2/25/19	6,600	6,597
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $282,989)		289,499

Bank Notes - 0.1%
American Express Bank FSB 6% 9/13/17	615	655
Bank of America NA:
5.3% 3/15/17	$3,500	$3,619
6% 10/15/36	2,419	2,860
Branch Banking & Trust Co. 1.45% 10/3/16	2,000	2,006
JPMorgan Chase Bank 6% 10/1/17	7,075	7,505
KeyBank NA 2.5% 12/15/19	4,000	4,045
Regions Bank 7.5% 5/15/18	2,000	2,204
UBS AG Stamford Branch:
5.75% 4/25/18	830	897
5.875% 12/20/17	2,034	2,181
TOTAL BANK NOTES
(Cost $24,675)		25,972

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (Cost $1,176)(b)(f)	$1,725	$1,740
	Shares	Value (000s)

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 0.40% (g)
(Cost $317,964)	317,964,399	317,964
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 0.1%
Investments in repurchase agreements in a joint trading account at 0.4%, dated 2/29/16 due 3/1/16 (Collateralized by U.S. Government Obligations) # (h)
(Cost $25,210)	25,210	25,210
TOTAL INVESTMENT PORTFOLIO - 102.6%
(Cost $21,240,149)		21,889,217
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(549,866)
NET ASSETS - 100%		$21,339,351

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $111,436,000 or 0.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $12,000.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$208

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$5,363,349	$--	$5,363,349	$--
U.S. Government and Government Agency Obligations	8,494,752	--	8,494,752	--
U.S. Government Agency - Mortgage Securities	6,048,655	--	6,048,655	--
Asset-Backed Securities	139,279	--	139,279	--
Commercial Mortgage Securities	544,599	--	544,550	49
Municipal Securities	172,029	--	172,029	--
Foreign Government and Government Agency Obligations	466,169	--	466,169	--
Supranational Obligations	289,499	--	289,499	--
Bank Notes	25,972	--	25,972	--
Preferred Securities	1,740	--	1,740	--
Money Market Funds	317,964	317,964	--	--
Cash Equivalents	25,210	--	25,210	--
Total Investments in Securities:	$21,889,217	$317,964	$21,571,204	$49

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$25,210,000 due 3/01/16 at 0.40%
Commerz Markets LLC	$25,210
$25,210

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $25,210) — See accompanying schedule: Unaffiliated issuers (cost $20,922,185)	$21,571,253
Fidelity Central Funds (cost $317,964)	317,964
Total Investments (cost $21,240,149)		$21,889,217
Receivable for investments sold		159,270
Receivable for fund shares sold		40,045
Interest receivable		108,424
Distributions receivable from Fidelity Central Funds		57
Receivable from investment adviser for expense reductions		793
Other receivables		113
Total assets		22,197,919
Liabilities
Payable for investments purchased
Regular delivery	$365,053
Delayed delivery	420,717
Payable for fund shares redeemed	44,228
Distributions payable	662
Accrued management fee	879
Other affiliated payables	1,703
Other payables and accrued expenses	116
Collateral on securities loaned, at value	25,210
Total liabilities		858,568
Net Assets		$21,339,351
Net Assets consist of:
Paid in capital		$20,705,712
Undistributed net investment income		33,203
Accumulated undistributed net realized gain (loss) on investments		(48,632)
Net unrealized appreciation (depreciation) on investments		649,068
Net Assets		$21,339,351
Investor Class:
Net Asset Value, offering price and redemption price per share ($6,907,368 ÷ 590,937 shares)		$11.69
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($6,879,440 ÷ 588,593 shares)		$11.69
Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,322,759 ÷ 284,285 shares)		$11.69
Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,484,038 ÷ 126,972 shares)		$11.69
Class F:
Net Asset Value, offering price and redemption price per share ($2,745,746 ÷ 234,926 shares)		$11.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2016 (Unaudited)
Investment Income
Dividends		$55
Interest		279,400
Income from Fidelity Central Funds		208
Total income		279,663
Expenses
Management fee	$5,155
Transfer agent fees	10,047
Independent trustees' compensation	43
Miscellaneous	15
Total expenses before reductions	15,260
Expense reductions	(4,220)	11,040
Net investment income (loss)		268,623
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(657)
Total net realized gain (loss)		(657)
Change in net unrealized appreciation (depreciation) on: Investment securities	210,956
Delayed delivery commitments	(112)
Total change in net unrealized appreciation (depreciation)		210,844
Net gain (loss)		210,187
Net increase (decrease) in net assets resulting from operations		$478,810

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$268,623	$506,019
Net realized gain (loss)	(657)	37,087
Change in net unrealized appreciation (depreciation)	210,844	(268,774)
Net increase (decrease) in net assets resulting from operations	478,810	274,332
Distributions to shareholders from net investment income	(259,448)	(486,929)
Distributions to shareholders from net realized gain	(34,097)	(13,325)
Total distributions	(293,545)	(500,254)
Share transactions - net increase (decrease)	615,400	2,160,467
Total increase (decrease) in net assets	800,665	1,934,545
Net Assets
Beginning of period	20,538,686	18,604,141
End of period (including undistributed net investment income of $33,203 and undistributed net investment income of $24,028, respectively)	$21,339,351	$20,538,686

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan U.S. Bond Index Fund Investor Class

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.04	$11.74	$11.67
Income from Investment Operations
Net investment income (loss)A	.144	.287	.286	.254	.312	.351
Net realized and unrealized gain (loss)	.114	(.123)	.338	(.604)	.358	.137
Total from investment operations	.258	.164	.624	(.350)	.670	.488
Distributions from net investment income	(.139)	(.276)	(.274)	(.246)	(.305)	(.342)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)	(.076)
Total distributions	(.158)	(.284)	(.274)	(.330)	(.370)	(.418)
Net asset value, end of period	$11.69	$11.59	$11.71	$11.36	$12.04	$11.74
Total ReturnB,C	2.25%	1.40%	5.55%	(2.97)%	5.82%	4.32%
Ratios to Average Net AssetsD,E
Expenses before reductions	.22%F	.22%	.22%	.22%	.22%	.28%
Expenses net of fee waivers, if any	.20%F	.22%	.22%	.22%	.22%	.27%
Expenses net of all reductions	.20%F	.22%	.22%	.22%	.22%	.27%
Net investment income (loss)	2.50%F	2.45%	2.48%	2.16%	2.63%	3.06%
Supplemental Data
Net assets, end of period (in millions)	$6,907	$6,497	$6,520	$5,338	$5,981	$7,287
Portfolio turnover rateG	58%F	75%	85%	118%	100%	106%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan U.S. Bond Index Fund Fidelity Advantage Class

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.03	$11.74	$11.44
Income from Investment Operations
Net investment income (loss)B	.152	.301	.299	.267	.321	.115
Net realized and unrealized gain (loss)	.114	(.123)	.339	(.593)	.349	.301
Total from investment operations	.266	.178	.638	(.326)	.670	.416
Distributions from net investment income	(.147)	(.290)	(.288)	(.260)	(.315)	(.116)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)	–
Total distributions	(.166)	(.298)	(.288)	(.344)	(.380)	(.116)
Net asset value, end of period	$11.69	$11.59	$11.71	$11.36	$12.03	$11.74
Total ReturnC,D	2.31%	1.52%	5.68%	(2.78)%	5.82%	3.66%
Ratios to Average Net AssetsE,F
Expenses before reductions	.17%G	.17%	.17%	.17%	.17%	.17%G
Expenses net of fee waivers, if any	.07%G	.10%	.10%	.10%	.12%	.17%G
Expenses net of all reductions	.07%G	.10%	.10%	.10%	.12%	.17%G
Net investment income (loss)	2.63%G	2.57%	2.60%	2.27%	2.73%	3.15%G
Supplemental Data
Net assets, end of period (in millions)	$6,879	$6,692	$5,778	$5,108	$4,265	$1,533
Portfolio turnover rateH	58%G	75%	85%	118%	100%	106%

 A For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan U.S. Bond Index Fund Institutional Class

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.03	$11.74	$11.44
Income from Investment Operations
Net investment income (loss)B	.152	.305	.303	.272	.329	.118
Net realized and unrealized gain (loss)	.114	(.123)	.338	(.594)	.349	.302
Total from investment operations	.266	.182	.641	(.322)	.678	.420
Distributions from net investment income	(.147)	(.294)	(.291)	(.264)	(.323)	(.120)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)	–
Total distributions	(.166)	(.302)	(.291)	(.348)	(.388)	(.120)
Net asset value, end of period	$11.69	$11.59	$11.71	$11.36	$12.03	$11.74
Total ReturnC,D	2.32%	1.55%	5.71%	(2.75)%	5.89%	3.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.07%G	.07%	.07%	.07%	.07%	.07%G
Expenses net of fee waivers, if any	.06%G	.07%	.07%	.07%	.07%	.07%G
Expenses net of all reductions	.06%G	.07%	.07%	.07%	.07%	.07%G
Net investment income (loss)	2.64%G	2.60%	2.63%	2.31%	2.78%	3.25%G
Supplemental Data
Net assets, end of period (in millions)	$3,323	$3,102	$3,158	$2,766	$3,121	$1,926
Portfolio turnover rateH	58%G	75%	85%	118%	100%	106%

 A For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan U.S. Bond Index Fund Fidelity Advantage Institutional Class

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.03	$11.74	$11.44
Income from Investment Operations
Net investment income (loss)B	.153	.307	.305	.274	.331	.118
Net realized and unrealized gain (loss)	.114	(.123)	.339	(.594)	.349	.303
Total from investment operations	.267	.184	.644	(.320)	.680	.421
Distributions from net investment income	(.148)	(.296)	(.294)	(.266)	(.325)	(.121)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)	–
Total distributions	(.167)	(.304)	(.294)	(.350)	(.390)	(.121)
Net asset value, end of period	$11.69	$11.59	$11.71	$11.36	$12.03	$11.74
Total ReturnC,D	2.32%	1.57%	5.73%	(2.73)%	5.91%	3.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G	.05%	.05%	.05%	.05%	.05%G
Expenses net of fee waivers, if any	.05%G	.05%	.05%	.05%	.05%	.05%G
Expenses net of all reductions	.05%G	.05%	.05%	.05%	.05%	.05%G
Net investment income (loss)	2.65%G	2.62%	2.65%	2.33%	2.80%	3.27%G
Supplemental Data
Net assets, end of period (in millions)	$1,484	$1,560	$947	$867	$869	$682
Portfolio turnover rateH	58%G	75%	85%	118%	100%	106%

 A For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan U.S. Bond Index Fund Class F

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.03	$11.74	$11.67
Income from Investment Operations
Net investment income (loss)A	.153	.307	.305	.273	.331	.365
Net realized and unrealized gain (loss)	.114	(.123)	.339	(.593)	.349	.139
Total from investment operations	.267	.184	.644	(.320)	.680	.504
Distributions from net investment income	(.148)	(.296)	(.294)	(.266)	(.325)	(.358)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)	(.076)
Total distributions	(.167)	(.304)	(.294)	(.350)	(.390)	(.434)
Net asset value, end of period	$11.69	$11.59	$11.71	$11.36	$12.03	$11.74
Total ReturnB,C	2.32%	1.57%	5.73%	(2.73)%	5.91%	4.47%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%F	.05%	.05%	.05%	.05%	.12%
Expenses net of fee waivers, if any	.05%F	.05%	.05%	.05%	.05%	.12%
Expenses net of all reductions	.05%F	.05%	.05%	.05%	.05%	.12%
Net investment income (loss)	2.65%F	2.62%	2.65%	2.33%	2.80%	3.20%
Supplemental Data
Net assets, end of period (in millions)	$2,746	$2,687	$2,202	$1,988	$1,361	$634
Portfolio turnover rateG	58%F	75%	85%	118%	100%	106%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Spartan U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$814,695
Gross unrealized depreciation	(146,241)
Net unrealized appreciation (depreciation) on securities	$668,454
Tax cost	$21,220,763

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $571,584 and $410,631, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.22%
Fidelity Advantage Class	.17%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$5,743
Fidelity Advantage Class	3,987
Institutional Class	317
$10,047

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $132.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through October 31, 2016.

	Expense Limitations	Reimbursement
Investor Class	.20%	$711
Fidelity Advantage Class	.07%	3,335
Institutional Class	.06%	164
Fidelity Advantage Institutional Class	.05%	2
Class F	.05%	3

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $5.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Investor Class	$81,179	$154,154
Fidelity Advantage Class	84,100	155,722
Institutional Class	40,325	82,742
Fidelity Advantage Institutional Class	19,066	31,519
Class F	34,778	62,792
Total	$259,448	$486,929
From net realized gain
Investor Class	$11,052	$4,492
Fidelity Advantage Class	11,030	4,158
Institutional Class	5,143	2,426
Fidelity Advantage Institutional Class	2,514	668
Class F	4,358	1,581
Total	$34,097	$13,325

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Investor Class
Shares sold	75,412	621,208	$875,753	$7,202,773
Reinvestment of distributions	7,903	13,464	91,720	157,953
Shares redeemed	(53,145)	(630,565)	(616,723)	(7,314,458)
Net increase (decrease)	30,170	4,107	$350,750	$46,268
Fidelity Advantage Class
Shares sold	122,999	731,960	$1,427,313	$8,499,939
Reinvestment of distributions	7,881	13,152	91,470	154,273
Shares redeemed	(119,924)	(660,828)	(1,391,425)	(7,666,150)
Net increase (decrease)	10,956	84,284	$127,358	$988,062
Institutional Class
Shares sold	45,328	119,500	$525,473	$1,400,628
Reinvestment of distributions	3,917	7,260	45,467	85,167
Shares redeemed	(32,701)	(128,639)	(379,020)	(1,503,380)
Net increase (decrease)	16,544	(1,879)	$191,920	$(17,585)
Fidelity Advantage Institutional Class
Shares sold	18,791	77,901	$218,111	$911,540
Reinvestment of distributions	1,859	2,744	21,580	32,187
Shares redeemed	(28,327)	(26,815)	(328,866)	(314,218)
Net increase (decrease)	(7,677)	53,830	$(89,175)	$629,509
Class F
Shares sold	33,476	69,196	$388,655	$810,742
Reinvestment of distributions	3,373	5,489	39,136	64,373
Shares redeemed	(33,842)	(30,763)	(393,244)	(360,902)
Net increase (decrease)	3,007	43,922	$34,547	$514,213

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 38% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Investor Class	.20%
Actual		$1,000.00	$1,022.50	$1.01
Hypothetical-C		$1,000.00	$1,023.87	$1.01
Fidelity Advantage Class	.07%
Actual		$1,000.00	$1,023.10	$.35
Hypothetical-C		$1,000.00	$1,024.52	$.35
Institutional Class	.06%
Actual		$1,000.00	$1,023.20	$.30
Hypothetical-C		$1,000.00	$1,024.57	$.30
Fidelity Advantage Institutional Class	.05%
Actual		$1,000.00	$1,023.20	$.25
Hypothetical-C		$1,000.00	$1,024.61	$.25
Class F	.05%
Actual		$1,000.00	$1,023.20	$.25
Hypothetical-C		$1,000.00	$1,024.61	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Spartan U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in May 2015.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract, such expenses may be paid by FMR pursuant to expense limitation arrangements in effect for the fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee."

Spartan U.S. Bond Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee from 0.22% to 0.05%. The Board considered that the chart reflects the fund's lower management fee for 2011 as if the lower fee were in effect for the entire year.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered the total expense ratio of the fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the total expense ratio of each of Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Class F ranked below its competitive median for 2014 and the total expense ratio of Investor Class ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that lower priced share classes, including Fidelity Advantage Class, represent a large part of the mapped group for the Investor Class.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.17%; Fidelity Advantage Institutional Class: 0.05%; Institutional Class: 0.07%; and Investor Class: 0.22%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, Investor Class, and Class F of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.07%, 0.05%, 0.06%, 0.20%, and 0.05% through October 31, 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Investor Class was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

UII-UDV-SANN-0416
1.925933.104

Spartan® U.S. Bond Index Fund Class F Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	68.9%
AAA	5.5%
AA	4.0%
A	10.5%
BBB	11.3%
BB and Below	0.5%
Not Rated	0.3%
Short-Term Investments and Net Other Assets*	(1.0)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2015
U.S. Government and U.S. Government Agency Obligations	68.7%
AAA	5.1%
AA	3.9%
A	11.5%
BBB	11.3%
BB and Below	0.4%
Not Rated	0.2%
Short-Term Investments and Net Other Assets*	(1.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	7.3	7.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	5.3	5.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016*
Corporate Bonds	25.1%
U.S. Government and U.S. Government Agency Obligations	68.9%
Asset-Backed Securities	0.7%
CMOs and Other Mortgage Related Securities	1.8%
Municipal Bonds	0.8%
Other Investments	3.7%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.0)%

 * Foreign investments - 8.4%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2015*
Corporate Bonds	25.1%
U.S. Government and U.S. Government Agency Obligations	68.7%
Asset-Backed Securities	0.7%
CMOs and Other Mortgage Related Securities	2.0%
Municipal Bonds	0.7%
Other Investments	3.9%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.1)%

 * Foreign investments - 8.6%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.3%
American Honda Finance Corp.:
2.125% 10/10/18	$6,550	$6,618
2.15% 3/13/20	8,550	8,628
2.25% 8/15/19	7,650	7,763
Ford Motor Co. 4.75% 1/15/43	7,650	7,025
General Motors Co.:
5.2% 4/1/45	4,270	3,690
6.6% 4/1/36	5,840	6,003
General Motors Financial Co., Inc.:
3.15% 1/15/20	6,630	6,479
4% 1/15/25	6,170	5,717
4.3% 7/13/25	7,600	7,202
		59,125
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	2,059
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	1,623	1,645
Massachusetts Institute of Technology 3.959% 7/1/38	4,725	5,067
Northwestern University 4.643% 12/1/44	3,350	3,956
President and Fellows of Harvard College 3.619% 10/1/37	1,000	1,019
Rice University 3.774% 5/15/55	1,900	1,950
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,342
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,273
University of Southern California 5.25% 10/1/2111	2,000	2,415
		22,726
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	2,300	2,367
3.7% 1/30/26	6,900	7,202
4.875% 12/9/45	2,600	2,732
5.35% 3/1/18	2,317	2,485
6.3% 3/1/38	7,045	8,457
Metropolitan Museum of Art 3.4% 7/1/45	3,000	2,856
Starbucks Corp. 3.85% 10/1/23	1,875	2,056
		28,155
Media - 1.1%
21st Century Fox America, Inc.:
3.7% 10/15/25	7,000	7,043
5.4% 10/1/43	3,875	3,885
5.65% 8/15/20	1,000	1,126
6.15% 3/1/37	3,955	4,199
6.9% 3/1/19	2,110	2,395
6.9% 8/15/39	2,000	2,251
7.75% 12/1/45	3,160	3,983
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	3,946
CBS Corp. 4% 1/15/26	6,000	6,067
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25 (a)	7,980	8,168
6.484% 10/23/45 (a)	4,690	4,926
Comcast Corp.:
3.125% 7/15/22	3,000	3,124
3.375% 8/15/25	13,700	14,389
4.65% 7/15/42	4,000	4,242
4.75% 3/1/44	5,400	5,676
4.95% 6/15/16	1,862	1,884
5.7% 5/15/18	2,940	3,208
5.7% 7/1/19	8,500	9,549
6.4% 3/1/40	1,000	1,282
6.55% 7/1/39	3,000	3,877
6.95% 8/15/37	6,700	8,926
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.875% 10/1/19	2,905	3,250
6.35% 3/15/40	1,000	1,069
6.375% 3/1/41	2,100	2,264
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,147
4.875% 4/1/43	4,900	3,924
5.05% 6/1/20	3,200	3,350
NBCUniversal, Inc. 6.4% 4/30/40	3,000	3,778
Thomson Reuters Corp.:
1.3% 2/23/17	2,350	2,342
1.65% 9/29/17	8,000	7,966
4.7% 10/15/19	4,000	4,309
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	8,989
5.85% 5/1/17	5,801	6,024
6.75% 7/1/18	1,162	1,266
7.3% 7/1/38	4,000	4,221
8.75% 2/14/19	2,368	2,741
Time Warner, Inc.:
2.1% 6/1/19	3,000	2,974
3.55% 6/1/24	3,000	2,953
3.6% 7/15/25	6,340	6,242
4% 1/15/22	1,000	1,035
4.65% 6/1/44	3,000	2,632
4.85% 7/15/45	3,000	2,798
6.5% 11/15/36	5,724	6,165
Viacom, Inc.:
4.25% 9/1/23	7,775	7,598
4.375% 3/15/43	2,635	1,797
5.625% 9/15/19	1,000	1,073
6.125% 10/5/17	5,420	5,690
Walt Disney Co.:
1.125% 2/15/17	2,760	2,769
1.85% 5/30/19	1,500	1,528
2.3% 2/12/21	4,740	4,858
2.55% 2/15/22	2,810	2,886
3.15% 9/17/25	9,470	10,030
4.125% 6/1/44	5,700	5,880
5.5% 3/15/19	2,000	2,240
		232,934
Multiline Retail - 0.2%
Kohl's Corp. 4.75% 12/15/23	7,800	7,822
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,291
4.3% 2/15/43	4,750	3,397
Target Corp.:
3.875% 7/15/20	3,000	3,277
4% 7/1/42	7,000	7,128
5.875% 7/15/16	2,100	2,140
7% 1/15/38	1,038	1,453
		29,508
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,873
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,813
3.25% 4/15/25	4,000	3,951
3.7% 4/15/22	5,500	5,695
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,140
3.75% 2/15/24	6,725	7,350
4.2% 4/1/43	1,575	1,633
4.875% 2/15/44	2,875	3,229
5.4% 3/1/16	6,400	6,400
5.875% 12/16/36	4,700	5,866
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,393
4.625% 4/15/20	2,000	2,181
4.65% 4/15/42	6,500	7,019
5.8% 4/15/40	2,000	2,442
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,916
		71,901

TOTAL CONSUMER DISCRETIONARY		444,349

CONSUMER STAPLES - 2.1%
Beverages - 0.7%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,007
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,712
2.625% 1/17/23	2,825	2,792
2.65% 2/1/21	19,340	19,684
3.3% 2/1/23	10,250	10,537
3.65% 2/1/26	16,200	16,709
4.625% 2/1/44	5,750	5,972
4.9% 2/1/46	13,000	13,935
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 1/15/20	1,500	1,670
8.2% 1/15/39	2,800	4,136
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,704
5.75% 10/23/17	5,185	5,541
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,833
PepsiCo, Inc.:
2.15% 10/14/20	12,000	12,147
3.6% 8/13/42	3,000	2,823
4.25% 10/22/44	6,000	6,206
4.45% 4/14/46	800	858
4.875% 11/1/40	2,300	2,562
7.9% 11/1/18	6,000	6,981
The Coca-Cola Co.:
2.875% 10/27/25	9,580	9,808
3.15% 11/15/20	3,700	3,941
		140,558
Food & Staples Retailing - 0.5%
CVS Health Corp.:
2.25% 8/12/19	3,750	3,794
2.8% 7/20/20	8,400	8,602
3.875% 7/20/25	4,660	4,985
5.125% 7/20/45	2,810	3,153
5.3% 12/5/43	4,391	4,981
5.75% 5/15/41	6,000	7,049
Kroger Co. 5.15% 8/1/43	2,725	3,004
Sysco Corp. 3.75% 10/1/25	5,700	5,906
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,913
2.8% 4/15/16	6,700	6,718
3.3% 4/22/24	19,000	20,204
5.625% 4/1/40	2,000	2,428
5.625% 4/15/41	4,600	5,642
6.5% 8/15/37	8,275	10,921
Walgreen Co. 3.1% 9/15/22	2,850	2,805
		98,105
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,643
ConAgra Foods, Inc.:
1.9% 1/25/18	5,675	5,670
3.2% 1/25/23	8,805	8,737
General Mills, Inc.:
2.2% 10/21/19	7,000	7,071
5.65% 2/15/19	13,501	14,945
H.J. Heinz Co. 5% 7/15/35 (a)	3,500	3,649
Kellogg Co.:
3.125% 5/17/22	1,875	1,909
3.25% 5/21/18	2,800	2,889
4.45% 5/30/16	2,000	2,017
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	12,023
5% 6/4/42	2,825	2,930
The J.M. Smucker Co. 2.5% 3/15/20	5,700	5,748
Tyson Foods, Inc. 3.95% 8/15/24	7,575	7,988
Unilever Capital Corp.:
2.2% 3/6/19	7,475	7,649
3.1% 7/30/25	2,900	3,060
		90,928
Household Products - 0.2%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,412
2.4% 3/1/22	5,200	5,266
2.4% 6/1/23	8,000	8,026
Procter & Gamble Co.:
1.9% 11/1/19	4,000	4,094
2.3% 2/6/22	4,700	4,778
3.1% 8/15/23	10,000	10,608
		41,184
Personal Products - 0.0%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,742
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	7,034
4.25% 8/9/42	9,780	9,329
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,585
4.5% 3/26/20	2,000	2,205
4.875% 11/15/43	6,000	6,725
5.65% 5/16/18	6,789	7,409
6.375% 5/16/38	1,450	1,881
Reynolds American, Inc.:
4.45% 6/12/25	7,060	7,668
4.85% 9/15/23	1,800	2,012
5.85% 8/15/45	4,240	4,977
6.75% 6/15/17	2,899	3,112
7.25% 6/15/37	7,220	9,050
		65,987

TOTAL CONSUMER STAPLES		447,504

ENERGY - 2.7%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	1,756
Cameron International Corp. 3.7% 6/15/24	7,575	7,319
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	2,772
Halliburton Co.:
2.7% 11/15/20	7,540	7,432
3.8% 11/15/25	10,380	9,826
5% 11/15/45	7,540	6,682
6.15% 9/15/19	2,000	2,179
7.45% 9/15/39	1,500	1,729
Nabors Industries, Inc. 2.35% 9/15/16	7,475	7,400
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,448
3.05% 3/1/16	1,020	1,020
4.625% 3/1/21	1,340	724
5.25% 3/15/42	3,100	1,236
Weatherford International Ltd. 7% 3/15/38	5,580	3,446
		57,969
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	4,053
6.2% 3/15/40	2,000	1,592
6.45% 9/15/36	2,675	2,221
Apache Corp. 5.1% 9/1/40	3,000	2,200
Boardwalk Pipelines LP 4.95% 12/15/24	4,750	4,067
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,752
2.315% 2/13/20	1,800	1,763
2.5% 11/6/22	3,000	2,798
2.521% 1/15/20	6,000	5,891
3.062% 3/17/22	3,750	3,670
3.245% 5/6/22	7,750	7,643
4.5% 10/1/20	2,000	2,114
4.75% 3/10/19	1,000	1,053
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,455
5.7% 5/15/17	1,148	1,150
6.25% 3/15/38	6,850	5,047
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,242
3.8% 9/15/23	1,750	1,279
6.75% 11/15/39	2,000	1,460
Chevron Corp.:
1.104% 12/5/17	5,700	5,655
1.718% 6/24/18	7,525	7,513
1.961% 3/3/20	8,625	8,508
2.193% 11/15/19	11,400	11,456
Columbia Pipeline Group, Inc.:
3.3% 6/1/20 (a)	3,043	2,849
4.5% 6/1/25 (a)	3,325	3,023
ConocoPhillips Co.:
2.2% 5/15/20	5,830	5,390
3.35% 5/15/25	6,810	6,029
5.75% 2/1/19	2,902	3,030
6.5% 2/1/39	7,529	7,519
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,203
3.875% 3/15/23	3,775	2,720
Devon Energy Corp.:
2.25% 12/15/18	5,750	5,011
3.25% 5/15/22	4,000	3,080
5.6% 7/15/41	2,875	1,962
Ecopetrol SA 5.375% 6/26/26	4,740	3,845
El Paso Natural Gas Co. 5.95% 4/15/17	926	937
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	7,698
5.875% 12/15/16	1,000	1,016
6.5% 4/15/18	1,000	1,010
Enbridge, Inc. 3.5% 6/10/24	2,825	2,447
Encana Corp.:
3.9% 11/15/21	4,900	3,479
6.5% 2/1/38	5,000	3,062
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	7,094
4.15% 10/1/20	4,500	3,920
5.15% 3/15/45	2,000	1,455
Enterprise Products Operating LP:
3.7% 2/15/26	1,770	1,659
4.05% 2/15/22	9,325	9,315
4.85% 8/15/42	2,500	2,129
4.85% 3/15/44	5,000	4,291
5.7% 2/15/42	2,000	1,899
6.65% 4/15/18	2,000	2,125
7.55% 4/15/38	2,000	2,226
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,055
Exxon Mobil Corp.:
3.1% 3/1/26	8,330	8,330
3.567% 3/6/45	6,650	6,185
Hess Corp.:
3.5% 7/15/24	3,800	2,991
5.6% 2/15/41	3,400	2,465
8.125% 2/15/19	6,000	6,236
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,203
3.5% 9/1/23	2,000	1,682
3.95% 9/1/22	7,000	6,329
5% 3/1/43	1,000	766
5.625% 9/1/41	1,000	778
6.55% 9/15/40	3,000	2,547
Kinder Morgan, Inc. 5.3% 12/1/34	8,550	6,701
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,016
Marathon Oil Corp. 3.85% 6/1/25	7,000	4,819
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,000
5.125% 3/1/21	1,000	1,001
6.5% 3/1/41	1,000	785
Nexen, Inc. 5.875% 3/10/35	3,710	4,025
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	1,994
2.7% 2/15/23	6,000	5,623
3.125% 2/15/22	2,000	1,992
ONEOK Partners LP:
3.2% 9/15/18	3,000	2,723
3.375% 10/1/22	5,000	3,951
Petro-Canada:
6.05% 5/15/18	3,650	3,734
6.8% 5/15/38	8,445	7,815
Petrobras Global Finance BV:
3% 1/15/19	2,850	2,259
7.25% 3/17/44	3,000	1,955
Petrobras International Finance Co. Ltd.:
6.75% 1/27/41	1,675	1,047
7.875% 3/15/19	6,000	5,415
Petroleos Mexicanos:
3.125% 1/23/19	1,425	1,386
3.5% 7/18/18	5,925	5,881
3.5% 7/23/20 (a)	11,525	10,862
3.5% 1/30/23	6,725	5,820
4.875% 1/24/22	18,010	17,281
5.5% 6/27/44	8,600	6,607
6.375% 1/23/45	3,000	2,602
Phillips 66 Co.:
4.875% 11/15/44	1,000	900
5.875% 5/1/42	9,500	9,093
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	5,536
4.9% 2/15/45	1,900	1,277
5.75% 1/15/20	1,000	964
6.125% 1/15/17	1,795	1,795
6.65% 1/15/37	2,795	2,238
Shell International Finance BV:
1.125% 8/21/17	1,375	1,366
2.125% 5/11/20	8,300	8,083
2.375% 8/21/22	3,000	2,898
3.25% 5/11/25	4,160	4,053
4.375% 5/11/45	7,120	6,605
6.375% 12/15/38	4,200	4,857
Southwestern Energy Co. 4.05% 1/23/20	5,000	3,225
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	1,997
Spectra Energy Partners, LP:
2.95% 9/25/18	2,877	2,832
4.75% 3/15/24	4,825	4,802
Statoil ASA:
1.2% 1/17/18	5,575	5,517
1.95% 11/8/18	7,300	7,234
2.25% 11/8/19	8,000	7,942
3.7% 3/1/24	3,650	3,657
5.1% 8/17/40	2,000	1,999
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	11,537
6.85% 6/1/39	2,000	1,856
Talisman Energy, Inc.:
5.5% 5/15/42	4,100	2,674
5.85% 2/1/37	2,000	1,346
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	4,256
5.75% 6/24/44	1,900	1,245
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,597
Total Capital International SA:
1.55% 6/28/17	5,000	4,999
2.1% 6/19/19	4,275	4,224
2.7% 1/25/23	1,900	1,822
2.75% 6/19/21	6,000	6,000
2.875% 2/17/22	4,175	4,113
3.75% 4/10/24	2,000	2,035
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,633
6.1% 6/1/40	6,700	6,828
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	5,674
Valero Energy Corp. 6.625% 6/15/37	5,420	5,394
Western Gas Partners LP:
2.6% 8/15/18	4,375	3,823
4% 7/1/22	3,000	2,374
Williams Partners LP:
3.35% 8/15/22	2,800	2,073
3.9% 1/15/25	3,525	2,626
XTO Energy, Inc. 5.65% 4/1/16	1,189	1,194
		521,059

TOTAL ENERGY		579,028

FINANCIALS - 8.7%
Banks - 4.1%
Australia & New Zealand Banking Group Ltd.:
1.875% 10/6/17	4,750	4,779
3.7% 11/16/25	6,640	7,030
Bank of America Corp.:
2% 1/11/18	3,550	3,538
2.6% 1/15/19	3,775	3,793
2.65% 4/1/19	17,925	18,016
4% 4/1/24	9,000	9,300
4% 1/22/25	6,000	5,836
4.1% 7/24/23	7,000	7,289
4.2% 8/26/24	8,500	8,510
4.25% 10/22/26	4,000	3,962
4.45% 3/3/26	13,000	13,000
5% 5/13/21	4,000	4,369
5.7% 1/24/22	6,250	7,055
5.75% 12/1/17	5,855	6,209
5.875% 1/5/21	6,640	7,493
6.5% 8/1/16	15,000	15,326
Bank of Montreal:
1.4% 9/11/17	2,875	2,883
2.375% 1/25/19	3,700	3,747
Bank of Nova Scotia 4.375% 1/13/21	1,000	1,087
Banque Centrale de Tunisie 2.452% 7/24/21	8,500	8,820
Barclays PLC:
2.75% 11/8/19	10,000	9,820
3.25% 1/12/21	7,500	7,231
4.375% 1/12/26	5,000	4,825
5.25% 8/17/45	5,600	5,353
BB&T Corp.:
1.6% 8/15/17	5,700	5,705
2.05% 6/19/18	1,900	1,914
BNP Paribas SA:
2.375% 5/21/20	11,600	11,460
2.7% 8/20/18	4,900	4,972
BPCE SA:
2.25% 1/27/20	4,000	3,949
2.5% 7/15/19	12,100	12,178
4% 4/15/24	2,000	2,095
Branch Banking & Trust Co. 3.8% 10/30/26	3,000	3,143
Capital One Bank NA 3.375% 2/15/23	2,424	2,358
Capital One NA 2.4% 9/5/19	7,000	6,908
Citigroup, Inc.:
2.5% 9/26/18	750	755
2.5% 7/29/19	7,400	7,418
2.55% 4/8/19	3,700	3,711
3.375% 3/1/23	6,000	6,046
3.7% 1/12/26	11,130	11,359
3.953% 6/15/16	1,450	1,461
4.4% 6/10/25	4,000	3,988
5.3% 5/6/44	2,000	2,004
5.5% 9/13/25	5,000	5,357
5.875% 1/30/42	1,675	1,902
6.125% 8/25/36	3,650	3,952
8.125% 7/15/39	8,000	11,410
Comerica, Inc. 3.8% 7/22/26	3,650	3,539
Commonwealth Bank of Australia:
1.9% 9/18/17	4,750	4,782
2.3% 3/12/20	7,550	7,558
Corporacion Andina de Fomento:
1.5% 8/8/17	2,825	2,825
4.375% 6/15/22	14,100	15,384
Credit Suisse AG 6% 2/15/18	15,651	16,570
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	12,530	12,280
4.875% 5/15/45	5,000	4,560
Credit Suisse New York Branch:
3% 10/29/21	3,000	3,003
3.625% 9/9/24	3,425	3,439
Discover Bank:
2% 2/21/18	7,375	7,286
4.2% 8/8/23	7,000	7,112
Export-Import Bank of Korea:
2.875% 1/21/25	7,600	7,711
4% 1/11/17	11,380	11,631
5% 4/11/22	6,170	7,076
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,704
4.5% 6/1/18	824	867
8.25% 3/1/38	2,079	2,928
HSBC Holdings PLC:
4.25% 8/18/25	5,600	5,427
4.875% 1/14/22	10,100	11,034
5.1% 4/5/21	2,800	3,082
6.5% 9/15/37	10,500	11,690
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,590
2.625% 9/24/18	7,500	7,543
3.5% 6/23/24	7,000	7,075
Huntington Bancshares, Inc. 2.6% 8/2/18	4,675	4,713
Inter-American Development Bank:
1.75% 4/14/22	1,875	1,895
1.875% 6/16/20	5,270	5,366
1.875% 3/15/21	3,900	3,964
International Bank for Reconstruction & Development 1% 10/5/18	9,630	9,644
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	15,142
2.125% 2/10/25	2,000	1,970
2.75% 1/21/26	3,170	3,266
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,217
2% 8/15/17	7,000	7,032
2.25% 1/23/20	8,875	8,855
2.35% 1/28/19	23,000	23,228
3.15% 7/5/16	1,500	1,512
3.25% 9/23/22	4,000	4,065
3.375% 5/1/23	1,900	1,875
3.875% 9/10/24	7,725	7,762
4.125% 12/15/26	5,875	5,960
4.35% 8/15/21	2,000	2,169
4.5% 1/24/22	13,000	14,087
4.625% 5/10/21	1,500	1,639
4.95% 6/1/45	2,550	2,579
5.5% 10/15/40	5,700	6,615
5.6% 7/15/41	1,500	1,759
6.3% 4/23/19	10,000	11,223
KeyCorp. 2.9% 9/15/20	5,800	5,808
Lloyds Bank PLC 3.5% 5/14/25	8,600	8,719
Mitsubishi UFJ Financial Group, Inc. 3.85% 3/1/26	6,580	6,654
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,785
Nordic Investment Bank 0.5% 4/14/16	8,450	8,450
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,909
PNC Bank NA:
2.4% 10/18/19	4,750	4,816
2.6% 7/21/20	6,680	6,790
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,837
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,392
6.7% 6/10/19	2,500	2,867
Rabobank (Netherlands) NV:
3.95% 11/9/22	5,300	5,277
4.5% 1/11/21	1,000	1,094
5.25% 5/24/41	3,000	3,460
Rabobank Nederland 4.375% 8/4/25	6,000	6,034
Rabobank Nederland New York Branch 3.375% 5/21/25	3,750	3,780
Regions Financial Corp.:
2% 5/15/18	3,650	3,618
3.2% 2/8/21	14,100	14,032
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,591
2.3% 7/20/16	5,500	5,532
4.65% 1/27/26	9,390	9,471
Societe Generale SA 2.625% 10/1/18	3,750	3,827
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,729
2.45% 1/16/20	5,000	5,002
2.5% 7/19/18	4,351	4,413
3.4% 7/11/24	5,725	5,880
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,007
2.5% 5/1/19	2,000	2,010
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	11,941
The Toronto-Dominion Bank:
2.375% 10/19/16	1,200	1,211
2.5% 7/14/16	1,200	1,208
2.5% 12/14/20	14,020	14,184
U.S. Bancorp 4.125% 5/24/21	3,000	3,271
Wachovia Corp. 5.75% 6/15/17	2,905	3,060
Wells Fargo & Co.:
2.1% 5/8/17	2,725	2,754
2.6% 7/22/20	7,640	7,727
3.3% 9/9/24	4,625	4,710
3.45% 2/13/23	3,675	3,725
3.55% 9/29/25	4,240	4,401
3.9% 5/1/45	4,760	4,623
4.1% 6/3/26	3,225	3,327
4.48% 1/16/24	3,816	4,056
4.9% 11/17/45	2,770	2,809
5.375% 11/2/43	1,850	2,002
5.606% 1/15/44	11,380	12,530
5.625% 12/11/17	5,972	6,384
Westpac Banking Corp.:
2% 8/14/17	5,000	5,039
2.3% 5/26/20	3,000	3,015
4.875% 11/19/19	3,700	4,034
Zions Bancorp. 4.5% 6/13/23	207	211
		882,555
Capital Markets - 1.2%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,670
BlackRock, Inc.:
3.5% 3/18/24	2,900	3,038
4.25% 5/24/21	6,500	7,126
Deutsche Bank AG 4.5% 4/1/25	3,000	2,543
Deutsche Bank AG London Branch 2.95% 8/20/20	9,800	9,493
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,932
Franklin Resources, Inc.:
1.375% 9/15/17	1,900	1,899
2.85% 3/30/25	3,800	3,696
Goldman Sachs Group, Inc.:
2.375% 1/22/18	9,950	10,010
2.55% 10/23/19	11,000	11,020
2.625% 1/31/19	12,850	12,948
2.9% 7/19/18	2,800	2,839
3.5% 1/23/25	5,000	4,951
3.625% 1/22/23	9,000	9,156
3.85% 7/8/24	3,800	3,885
5.25% 7/27/21	4,500	4,992
5.625% 1/15/17	7,000	7,231
5.75% 1/24/22	4,300	4,886
5.95% 1/18/18	3,000	3,199
6% 6/15/20	1,650	1,852
6.15% 4/1/18	7,451	8,031
6.75% 10/1/37	14,860	16,988
Lazard Group LLC:
4.25% 11/14/20	2,650	2,719
6.85% 6/15/17	828	871
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,331
6.875% 4/25/18	6,991	7,636
7.75% 5/14/38	4,175	5,373
Morgan Stanley:
2.125% 4/25/18	8,000	7,998
2.375% 7/23/19	7,550	7,534
2.5% 1/24/19	6,000	6,031
2.65% 1/27/20	11,000	10,984
3.7% 10/23/24	6,000	6,079
3.75% 2/25/23	6,775	6,931
3.875% 4/29/24	9,000	9,249
3.95% 4/23/27	5,210	5,033
4.3% 1/27/45	2,000	1,907
5.45% 1/9/17	236	244
5.5% 7/28/21	3,400	3,814
5.625% 9/23/19	2,000	2,195
5.75% 1/25/21	5,000	5,620
5.95% 12/28/17	5,745	6,135
6.375% 7/24/42	2,900	3,601
6.625% 4/1/18	5,055	5,503
7.25% 4/1/32	1,000	1,311
7.3% 5/13/19	3,000	3,431
State Street Corp. 2.875% 3/7/16	3,340	3,341
The Bank of New York Mellon Corp.:
2.3% 7/28/16	1,000	1,006
2.6% 8/17/20	9,400	9,530
5.45% 5/15/19	2,000	2,199
		266,991
Consumer Finance - 1.0%
American Express Co.:
4.05% 12/3/42	6,975	6,720
7% 3/19/18	5,750	6,316
American Express Credit Corp. 2.375% 3/24/17	3,825	3,869
Capital One Financial Corp. 4.75% 7/15/21	4,000	4,307
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,637
2% 3/5/20	3,900	3,892
2.1% 6/9/19	1,600	1,613
2.25% 12/1/19	6,600	6,663
2.85% 6/1/22	4,000	4,050
Discover Financial Services:
5.2% 4/27/22	1,000	1,052
6.45% 6/12/17	2,263	2,373
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,385
2.875% 10/1/18	1,575	1,576
3% 6/12/17	3,000	3,025
3.219% 1/9/22	3,500	3,404
4.134% 8/4/25	7,000	6,976
4.25% 2/3/17	7,600	7,751
4.25% 9/20/22	1,800	1,834
4.375% 8/6/23	4,000	4,106
4.389% 1/8/26	3,290	3,357
5.875% 8/2/21	11,375	12,549
General Electric Capital Corp.:
2.95% 5/9/16	11,691	11,739
4.65% 10/17/21	2,005	2,270
5.875% 1/14/38	4,474	5,628
6.875% 1/10/39	1,146	1,608
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,547
1.3% 3/12/18	3,675	3,662
1.95% 12/13/18	4,825	4,879
1.95% 3/4/19	9,600	9,721
2.05% 3/10/20	7,675	7,679
2.25% 4/17/19	10,250	10,392
2.8% 1/27/23	5,000	5,052
Synchrony Financial:
2.7% 2/3/20	8,000	7,841
3% 8/15/19	5,675	5,684
Toyota Motor Credit Corp.:
2.05% 1/12/17	9,000	9,085
2.1% 1/17/19	6,000	6,087
2.125% 7/18/19	10,400	10,566
2.15% 3/12/20	6,750	6,837
2.75% 5/17/21	2,600	2,660
		204,392
Diversified Financial Services - 0.8%
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	5,925
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,608
4.5% 2/11/43	2,000	2,016
Export Development Canada 1% 6/15/18	5,290	5,285
FMS Wertmanagement AoeR 1.125% 9/5/17	2,800	2,807
GE Capital International Funding Co.:
0.964% 4/15/16 (a)	26,000	26,005
2.342% 11/15/20 (a)	5,694	5,752
4.418% 11/15/35 (a)	20,239	21,089
Goldman Sachs Group, Inc. 4.75% 10/21/45	5,830	5,900
ING U.S., Inc. 5.7% 7/15/43	3,750	4,168
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,675	4,735
3.75% 12/1/25	5,750	5,921
4% 10/15/23	3,750	3,928
International Finance Corp. 2.25% 4/11/16	5,700	5,711
KfW:
1% 1/26/18	11,500	11,500
1.125% 8/6/18	5,700	5,703
1.5% 2/6/19	4,200	4,237
1.75% 10/15/19	15,575	15,808
1.875% 6/30/20	5,670	5,772
2% 5/2/25	3,825	3,832
2.5% 11/20/24	10,425	10,873
Ontario Province 2% 1/30/19	5,000	5,079
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,800
		171,454
Insurance - 0.8%
ACE INA Holdings, Inc.:
3.35% 5/3/26	4,220	4,321
4.35% 11/3/45	4,000	4,196
5.9% 6/15/19	3,000	3,364
American International Group, Inc.:
3.375% 8/15/20	5,775	5,862
3.75% 7/10/25	2,850	2,797
3.875% 1/15/35	2,700	2,283
4.5% 7/16/44	8,875	7,866
4.875% 6/1/22	9,000	9,603
5.85% 1/16/18	2,000	2,133
6.4% 12/15/20	2,900	3,310
Aon Corp. 3.125% 5/27/16	8,000	8,038
Aon PLC:
3.5% 6/14/24	2,000	2,020
4% 11/27/23	3,000	3,110
4.6% 6/14/44	1,600	1,513
4.75% 5/15/45	5,880	5,794
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,261
Marsh & McLennan Companies, Inc.:
2.3% 4/1/17	5,000	5,041
2.35% 9/10/19	3,850	3,878
2.35% 3/6/20	4,750	4,757
2.55% 10/15/18	5,800	5,933
3.5% 6/3/24	1,900	1,902
4.05% 10/15/23	6,775	7,089
MetLife, Inc.:
4.721% 12/15/44 (b)	5,000	4,995
5.875% 2/6/41	2,400	2,735
7.717% 2/15/19	9,000	10,427
Pricoa Global Funding I 8.875% 6/15/38 (b)	2,944	3,219
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,913
5.1% 8/15/43	4,000	4,002
5.4% 6/13/35	447	470
5.5% 3/15/16	421	422
5.625% 5/12/41	2,000	2,101
5.7% 12/14/36	380	408
6.2% 11/15/40	2,400	2,703
7.375% 6/15/19	3,000	3,459
The Chubb Corp.:
5.75% 5/15/18	4,175	4,546
6.5% 5/15/38	3,510	4,613
The Travelers Companies, Inc.:
4.3% 8/25/45	1,460	1,520
6.25% 6/15/37	8,350	10,735
		161,339
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,769
3.9% 6/15/23	5,650	5,705
American Tower Corp. 3.4% 2/15/19	7,475	7,597
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,883
4.125% 5/15/21	2,100	2,221
DDR Corp.:
3.375% 5/15/23	2,825	2,742
4.625% 7/15/22	1,900	1,974
Duke Realty LP:
3.625% 4/15/23	2,750	2,745
3.75% 12/1/24	5,750	5,726
5.95% 2/15/17	630	654
6.5% 1/15/18	1,000	1,078
ERP Operating LP:
2.375% 7/1/19	5,750	5,777
3% 4/15/23	1,875	1,891
4.625% 12/15/21	5,700	6,300
Federal Realty Investment Trust 3% 8/1/22	4,750	4,827
HCP, Inc. 3.875% 8/15/24	7,575	7,115
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,464
3.75% 3/15/23	8,660	8,584
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,257
6.65% 1/15/18	612	644
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,152
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	4,750	4,700
4.5% 4/1/27	9,500	8,974
Simon Property Group LP:
2.8% 1/30/17	4,700	4,747
4.125% 12/1/21	3,200	3,459
5.65% 2/1/20	4,300	4,814
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,753
		106,552
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,775
CBRE Group, Inc. 4.875% 3/1/26	5,700	5,748
Liberty Property LP:
3.375% 6/15/23	2,775	2,707
3.75% 4/1/25	4,750	4,736
4.4% 2/15/24	7,425	7,715
4.75% 10/1/20	1,000	1,078
5.5% 12/15/16	1,000	1,029
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,789
3.15% 5/15/23	4,700	4,071
4.5% 4/18/22	4,210	4,099
Regency Centers LP 5.875% 6/15/17	781	821
Tanger Properties LP:
3.75% 12/1/24	6,500	6,614
6.125% 6/1/20	4,408	5,012
Ventas Realty LP:
3.5% 2/1/25	4,000	3,876
4.125% 1/15/26	1,450	1,470
4.375% 2/1/45	3,000	2,700
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,726
		63,966

TOTAL FINANCIALS		1,857,249

HEALTH CARE - 2.4%
Biotechnology - 0.5%
AbbVie, Inc.:
1.75% 11/6/17	5,700	5,697
2.5% 5/14/20	7,100	7,095
2.9% 11/6/22	5,700	5,658
3.6% 5/14/25	9,000	9,175
4.4% 11/6/42	4,775	4,576
4.7% 5/14/45	8,980	8,976
Amgen, Inc.:
2.2% 5/22/19	11,425	11,572
2.5% 11/15/16	2,000	2,019
3.125% 5/1/25	2,000	1,977
3.875% 11/15/21	9,600	10,259
5.15% 11/15/41	11,150	11,507
5.85% 6/1/17	2,928	3,085
Celgene Corp.:
3.875% 8/15/25	9,500	9,794
5% 8/15/45	3,300	3,378
Gilead Sciences, Inc.:
2.55% 9/1/20	4,740	4,818
3.65% 3/1/26	6,180	6,471
4.75% 3/1/46	4,750	5,010
		111,067
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc.:
1.85% 6/15/18	8,000	7,992
4.5% 8/15/19	3,000	3,223
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	5,977
4.685% 12/15/44	10,180	10,509
Medtronic, Inc.:
2.5% 3/15/20	15,100	15,469
4.625% 3/15/45	10,425	11,109
		54,279
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,954
4.125% 6/1/21	7,000	7,451
4.125% 11/15/42	4,411	4,099
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,748
4.35% 11/1/42	2,000	1,960
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,428
Cigna Corp. 4% 2/15/22	4,600	4,855
Coventry Health Care, Inc. 5.95% 3/15/17	1,731	1,810
Express Scripts Holding Co.:
2.25% 6/15/19	3,800	3,775
6.125% 11/15/41	3,000	3,149
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,291
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	2,007
McKesson Corp.:
1.4% 3/15/18	4,725	4,690
3.796% 3/15/24	5,000	5,141
4.883% 3/15/44	5,000	4,987
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	3,030
New York & Presbyterian Hospital 4.024% 8/1/45	3,500	3,468
NYU Hospitals Center 4.784% 7/1/44	7,600	8,102
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,408
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,881
2.3% 12/15/19	8,625	8,754
2.7% 7/15/20	6,000	6,165
2.875% 12/15/21	2,575	2,644
3.75% 7/15/25	3,500	3,724
4.375% 3/15/42	11,800	12,004
4.75% 7/15/45	1,670	1,827
WellPoint, Inc.:
1.875% 1/15/18	2,000	1,996
3.3% 1/15/23	2,000	1,969
4.625% 5/15/42	2,600	2,462
4.65% 1/15/43	2,000	1,873
5.8% 8/15/40	4,000	4,423
		125,075
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,859
4.15% 2/1/24	4,379	4,572
5.3% 2/1/44	5,820	6,269
		13,700
Pharmaceuticals - 1.0%
Actavis Funding SCS:
3% 3/12/20	22,800	23,192
3.45% 3/15/22	18,025	18,418
4.55% 3/15/35	6,650	6,684
AstraZeneca PLC:
5.9% 9/15/17	4,505	4,807
6.45% 9/15/37	3,250	4,140
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,541
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,377
6.375% 5/15/38	7,218	9,273
Johnson & Johnson:
1.65% 3/1/21	3,770	3,776
2.45% 3/1/26	5,590	5,598
4.5% 12/5/43	6,625	7,639
4.85% 5/15/41	4,260	5,068
Merck & Co., Inc.:
1.3% 5/18/18	7,000	7,028
1.85% 2/10/20	9,000	9,099
2.4% 9/15/22	2,000	2,009
3.6% 9/15/42	2,000	1,888
3.7% 2/10/45	3,400	3,246
3.875% 1/15/21	1,000	1,083
5% 6/30/19	5,970	6,646
Mylan, Inc. 1.35% 11/29/16	5,295	5,258
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,800
3% 11/20/25	10,470	10,797
3.7% 9/21/42	2,825	2,738
4% 11/20/45	5,240	5,381
Perrigo Co. PLC:
2.3% 11/8/18	4,609	4,535
4% 11/15/23	5,000	4,972
Perrigo Finance PLC 4.9% 12/15/44	3,089	2,969
Pfizer, Inc.:
6.2% 3/15/19	4,000	4,519
7.2% 3/15/39	5,400	7,523
Sanofi SA 1.25% 4/10/18	7,550	7,560
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,128
3.25% 10/1/22	3,000	3,013
Zoetis, Inc.:
1.875% 2/1/18	1,000	989
3.25% 2/1/23	5,000	4,807
4.7% 2/1/43	1,300	1,139
		204,640

TOTAL HEALTH CARE		508,761

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.4%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,522
General Dynamics Corp. 2.25% 7/15/16	2,400	2,413
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,689
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,016
3.55% 1/15/26	7,600	7,992
4.7% 5/15/46	3,700	3,980
4.85% 9/15/41	2,700	2,889
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,888
3.85% 4/15/45	1,875	1,804
4.75% 6/1/43	4,000	4,304
Precision Castparts Corp. 3.25% 6/15/25	5,700	5,836
Raytheon Co.:
3.125% 10/15/20	2,000	2,108
3.15% 12/15/24	8,900	9,280
4.875% 10/15/40	1,000	1,161
The Boeing Co.:
2.5% 3/1/25	4,600	4,539
6% 3/15/19	1,000	1,129
6.875% 3/15/39	3,300	4,633
United Technologies Corp.:
3.1% 6/1/22	2,875	2,986
4.5% 4/15/20	4,000	4,371
4.5% 6/1/42	7,380	7,615
5.7% 4/15/40	2,000	2,385
6.125% 2/1/19	4,000	4,483
		90,023
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,441
3.2% 2/1/25	3,820	3,780
United Parcel Service, Inc. 6.2% 1/15/38	2,500	3,325
		18,546
Airlines - 0.0%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	3,151	3,324
Continental Airlines, Inc.:
4% 4/29/26	4,216	4,337
6.648% 3/15/19	750	762
6.9% 7/2/19	140	143
		8,566
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
3.2% 3/15/25	11,275	11,258
5.5% 9/15/19	4,000	4,405
Waste Management, Inc. 2.9% 9/15/22	6,675	6,679
		22,342
Electrical Equipment - 0.1%
Eaton Corp.:
1.5% 11/2/17	4,775	4,754
2.75% 11/2/22	5,725	5,622
4% 11/2/32	1,900	1,865
4.15% 11/2/42	1,900	1,815
General Electric Capital Corp. 6.15% 8/7/37	544	706
		14,762
Industrial Conglomerates - 0.3%
3M Co. 2% 6/26/22	4,000	3,971
Covidien International Finance SA:
2.95% 6/15/23	3,000	3,017
3.2% 6/15/22	2,150	2,228
6% 10/15/17	2,902	3,106
6.55% 10/15/37	4,250	5,475
Danaher Corp.:
2.4% 9/15/20	7,361	7,516
3.9% 6/23/21	2,900	3,147
4.375% 9/15/45	2,370	2,547
General Electric Co.:
3.375% 3/11/24	5,500	5,892
4.5% 3/11/44	8,500	9,128
5.25% 12/6/17	18,540	19,857
Roper Technologies, Inc. 2.05% 10/1/18	5,675	5,647
		71,531
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	6,031
5.3% 9/15/35	7,000	7,667
Deere & Co. 5.375% 10/16/29	1,000	1,184
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	5,093	5,061
4.65% 11/1/44	6,000	5,899
		25,842
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,462
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,854
3.05% 3/15/22	10,000	10,295
4.15% 4/1/45	1,700	1,658
4.375% 9/1/42	4,500	4,513
4.55% 9/1/44	3,000	3,094
4.9% 4/1/44	4,000	4,305
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,127
CSX Corp.:
3.4% 8/1/24	4,625	4,694
3.95% 5/1/50	2,000	1,714
4.1% 3/15/44	6,775	6,249
7.375% 2/1/19	10,000	11,504
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,499
3.25% 12/1/21	5,000	5,031
3.95% 10/1/42	1,900	1,698
Union Pacific Corp. 4.75% 9/15/41	2,800	3,026
		78,723
Trading Companies & Distributors - 0.0%
Air Lease Corp. 3.75% 2/1/22	3,820	3,549

TOTAL INDUSTRIALS		333,884

INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
3.5% 6/15/25	4,270	4,499
4.45% 1/15/20	2,000	2,198
4.95% 2/15/19	3,479	3,830
5.9% 2/15/39	12,416	15,369
		25,896
Electronic Equipment & Components - 0.1%
Corning, Inc. 4.75% 3/15/42	5,000	4,771
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	5,018
2.375% 12/17/18	3,000	3,013
3.45% 8/1/24	3,650	3,679
6.55% 10/1/17	2,338	2,510
7.125% 10/1/37	2,475	3,200
		22,191
Internet Software & Services - 0.1%
Apple, Inc. 2.25% 2/23/21	15,000	15,225
Google, Inc. 3.625% 5/19/21	3,780	4,106
		19,331
IT Services - 0.3%
IBM Corp.:
1.25% 2/6/17	11,250	11,296
1.95% 7/22/16	1,500	1,507
3.625% 2/12/24	10,000	10,507
7.625% 10/15/18	13,000	14,979
Visa, Inc.:
2.2% 12/14/20	5,700	5,805
3.15% 12/14/25	9,010	9,361
4.3% 12/14/45	6,640	7,120
Xerox Corp.:
2.75% 3/15/19	5,000	4,757
4.5% 5/15/21	4,000	3,846
5.625% 12/15/19	1,000	1,022
		70,200
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.:
3.3% 10/1/21	15,000	15,887
4.9% 7/29/45	3,000	3,255
Texas Instruments, Inc. 1.75% 5/1/20	3,800	3,798
		22,940
Software - 0.5%
Microsoft Corp.:
2.7% 2/12/25	17,175	17,504
3.625% 12/15/23	26,150	28,517
4.2% 6/1/19	2,000	2,183
4.45% 11/3/45	7,570	8,117
5.3% 2/8/41	1,500	1,745
Oracle Corp.:
2.25% 10/8/19	4,725	4,841
2.5% 5/15/22	9,600	9,654
3.4% 7/8/24	4,725	4,945
4.3% 7/8/34	3,875	3,970
5.375% 7/15/40	12,500	14,320
5.75% 4/15/18	7,400	8,082
		103,878
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
2.1% 5/6/19	6,475	6,609
2.7% 5/13/22	6,650	6,755
3.2% 5/13/25	10,490	10,842
3.85% 5/4/43	13,000	12,159
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	7,130	7,111
4.9% 10/15/25 (a)	9,750	9,250
HP, Inc.:
4.3% 6/1/21	2,780	2,806
6% 9/15/41	1,500	1,238
		56,770

TOTAL INFORMATION TECHNOLOGY		321,206

MATERIALS - 1.0%
Chemicals - 0.5%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,079
Albemarle Corp. U.S. 3% 12/1/19	2,850	2,791
E.I. du Pont de Nemours & Co.:
3.625% 1/15/21	5,000	5,261
4.15% 2/15/43	4,000	3,523
4.625% 1/15/20	3,000	3,265
Ecolab, Inc.:
1.45% 12/8/17	6,650	6,617
2.25% 1/12/20	3,775	3,786
5.5% 12/8/41	3,000	3,362
Lubrizol Corp. 8.875% 2/1/19	919	1,097
LYB International Finance BV:
4% 7/15/23	5,625	5,690
4.875% 3/15/44	5,850	5,333
LyondellBasell Industries NV 5% 4/15/19	3,000	3,165
Monsanto Co.:
2.125% 7/15/19	7,458	7,501
2.75% 7/15/21	6,357	6,367
2.85% 4/15/25	3,825	3,598
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	3,875
4.875% 3/30/20	1,500	1,636
5.625% 12/1/40	1,800	1,873
Praxair, Inc.:
2.2% 8/15/22	2,000	1,966
2.45% 2/15/22	4,650	4,636
3.2% 1/30/26	3,840	4,016
3.55% 11/7/42	2,000	1,844
The Dow Chemical Co.:
3% 11/15/22	4,900	4,846
4.125% 11/15/21	7,700	8,135
4.375% 11/15/42	4,875	4,402
8.55% 5/15/19	2,358	2,772
9.4% 5/15/39	3,000	4,325
The Mosaic Co. 5.625% 11/15/43	3,750	3,491
		110,252
Containers & Packaging - 0.1%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,398
International Paper Co.:
3.65% 6/15/24	4,725	4,610
3.8% 1/15/26	2,880	2,794
4.75% 2/15/22	11,500	12,185
		22,987
Metals & Mining - 0.4%
Barrick Gold Corp. 5.25% 4/1/42	4,500	3,514
BHP Billiton Financial (U.S.A.) Ltd.:
2.05% 9/30/18	8,075	7,943
2.875% 2/24/22	9,300	8,965
5% 9/30/43	3,000	2,924
6.5% 4/1/19	2,500	2,745
Freeport-McMoRan, Inc. 3.55% 3/1/22	5,125	3,408
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,066
6.25% 10/1/39	1,600	1,423
Nucor Corp.:
4% 8/1/23	3,000	3,019
5.2% 8/1/43	4,000	3,725
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 9/20/21	3,200	3,181
3.75% 6/15/25	5,810	5,550
6.5% 7/15/18	1,398	1,500
7.125% 7/15/28	2,000	2,276
Rio Tinto Finance (U.S.A.) PLC:
2.25% 12/14/18	3,000	2,922
2.875% 8/21/22	6,000	5,551
Southern Copper Corp.:
3.875% 4/23/25	3,670	3,270
5.25% 11/8/42	5,775	4,316
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	8,778
5.625% 9/15/19	6,210	5,587
6.25% 1/23/17	9,395	9,471
		91,134

TOTAL MATERIALS		224,373

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.4% 8/15/16	12,800	12,876
2.45% 6/30/20	5,360	5,339
3.4% 5/15/25	9,270	9,091
4.35% 6/15/45	24,760	21,092
5.55% 8/15/41	7,300	7,172
5.8% 2/15/19	4,000	4,410
6.3% 1/15/38	838	907
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	155
British Telecommunications PLC 9.625% 12/15/30 (b)	4,515	6,466
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	4,008
Orange SA 5.375% 7/8/19	4,000	4,417
Telefonica Emisiones S.A.U.:
5.462% 2/16/21	2,700	2,960
5.877% 7/15/19	2,000	2,193
6.421% 6/20/16	1,151	1,167
7.045% 6/20/36	2,600	3,088
Verizon Communications, Inc.:
2% 11/1/16	9,600	9,654
4.272% 1/15/36	24,278	22,276
4.4% 11/1/34	3,775	3,547
4.5% 9/15/20	23,600	25,666
4.75% 11/1/41	1,000	955
5.012% 8/21/54	12,557	11,679
6.25% 4/1/37	3,121	3,496
6.35% 4/1/19	6,000	6,778
6.55% 9/15/43	12,516	15,177
6.9% 4/15/38	6,025	7,133
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,477
		195,179
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,284
6.125% 11/15/37	8,365	9,203
Rogers Communications, Inc.:
4.1% 10/1/23	4,825	5,114
5.45% 10/1/43	5,775	6,217
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,984
1.5% 2/19/18	7,700	7,627
2.5% 9/26/22	3,000	2,853
2.95% 2/19/23	6,900	6,598
5.45% 6/10/19	6,000	6,576
		53,456

TOTAL TELECOMMUNICATION SERVICES		248,635

UTILITIES - 1.9%
Electric Utilities - 1.3%
Alabama Power Co.:
3.75% 3/1/45	1,000	961
4.15% 8/15/44	4,650	4,737
5.2% 6/1/41	3,850	4,453
AmerenUE:
3.9% 9/15/42	3,700	3,741
6.4% 6/15/17	2,959	3,138
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	3,973
2.95% 12/15/22	4,000	3,987
Appalachian Power Co. 4.45% 6/1/45	6,000	5,952
Baltimore Gas & Electric Co. 3.35% 7/1/23	2,850	2,962
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,453
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,745
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,347
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	10,197
3.4% 9/1/21	1,000	1,054
3.7% 3/1/45	3,100	2,948
5.8% 3/15/18	9,945	10,770
Dayton Power & Light Co. 1.875% 9/15/16	3,750	3,755
Detroit Edison Co. 2.65% 6/15/22	8,000	8,158
Duke Energy Carolinas LLC:
3.75% 6/1/45	2,000	1,959
4% 9/30/42	3,750	3,798
5.25% 1/15/18	4,355	4,662
Duke Energy Corp.:
2.1% 6/15/18	4,650	4,660
3.75% 4/15/24	6,000	6,196
3.95% 10/15/23	2,443	2,537
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	1,838
4.375% 3/30/44	2,000	2,109
Edison International 3.75% 9/15/17	3,000	3,090
Entergy Corp. 4% 7/15/22	6,640	6,973
Exelon Corp. 3.95% 6/15/25 (a)	7,830	7,927
Florida Power & Light Co.:
3.25% 6/1/24	4,725	4,961
4.05% 10/1/44	5,419	5,666
Hydro-Quebec:
1.375% 6/19/17	1,000	1,005
2% 6/30/16	7,310	7,343
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,799
Nevada Power Co. 6.5% 8/1/18	1,555	1,721
Northern States Power Co.:
3.4% 8/15/42	2,000	1,865
4.125% 5/15/44	4,500	4,703
5.25% 3/1/18	10,500	11,274
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,959
3.75% 8/15/42	5,900	5,562
5.4% 1/15/40	4,000	4,655
PacifiCorp:
3.6% 4/1/24	4,000	4,264
6% 1/15/39	6,193	7,784
Pennsylvania Electric Co. 6.05% 9/1/17	757	804
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,046
PPL Capital Funding, Inc.:
3.4% 6/1/23	2,675	2,727
4.2% 6/15/22	2,000	2,133
4.7% 6/1/43	1,800	1,831
PPL Electric Utilities Corp. 4.15% 10/1/45	3,500	3,615
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,847
6% 12/1/39	5,200	5,961
Public Service Co. of Colorado 2.9% 5/15/25	11,000	11,229
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,825	2,737
4% 6/1/44	5,000	5,130
Puget Sound Energy, Inc. 4.3% 5/20/45	6,410	6,798
Tampa Electric Co. 6.15% 5/15/37	6,260	7,919
TECO Finance, Inc. 4% 3/15/16	2,875	2,878
Virginia Electric & Power Co.:
3.1% 5/15/25	4,000	4,098
3.45% 2/15/24	2,750	2,865
4.2% 5/15/45	2,400	2,465
4.45% 2/15/44	2,750	2,918
5% 6/30/19	5,000	5,490
6% 5/15/37	2,000	2,494
Wisconsin Electric Power Co. 4.25% 6/1/44	4,700	4,992
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,099
		279,717
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (a)	438	443
Multi-Utilities - 0.6%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,616
Berkshire Hathaway Energy Co.:
4.5% 2/1/45	3,000	3,046
5.15% 11/15/43	1,650	1,817
5.75% 4/1/18	3,750	4,038
6.5% 9/15/37	7,605	9,487
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,223
CMS Energy Corp. 4.875% 3/1/44	5,000	5,229
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,192
4.45% 3/15/44	8,000	8,477
5.5% 12/1/39	2,500	2,945
Consumers Energy Co. 2.85% 5/15/22	6,650	6,794
Delmarva Power & Light 4% 6/1/42	4,000	3,979
Dominion Resources, Inc.:
2.5% 12/1/19	6,700	6,751
2.9031% 9/30/66 (b)	1,000	672
4.9% 8/1/41	2,000	1,941
7.5% 6/30/66 (b)	1,000	838
NiSource Finance Corp.:
4.8% 2/15/44	5,500	5,698
5.45% 9/15/20	5,111	5,657
6.25% 12/15/40	2,453	2,911
6.4% 3/15/18	1,532	1,662
PG&E Corp. 2.4% 3/1/19	2,406	2,430
Puget Energy, Inc. 3.65% 5/15/25	8,070	8,136
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,091
Sempra Energy:
2.4% 3/15/20	12,406	12,175
2.875% 10/1/22	3,000	2,904
4.05% 12/1/23	5,000	5,228
6% 10/15/39	1,000	1,099
6.5% 6/1/16	3,000	3,035
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	4,228	3,129
		118,200

TOTAL UTILITIES		398,360

TOTAL NONCONVERTIBLE BONDS
(Cost $5,284,817)		5,363,349

U.S. Government and Government Agency Obligations - 39.8%
U.S. Government Agency Obligations - 2.5%
Fannie Mae:
1.125% 7/20/18	$102,559	$102,992
1.375% 2/26/21	4,601	4,589
1.5% 11/30/20	18,106	18,189
1.875% 9/18/18	15,050	15,395
2.625% 9/6/24	4,000	4,222
Federal Home Loan Bank:
0.625% 12/28/16	28,350	28,333
0.875% 5/24/17	15,825	15,843
1% 6/21/17	35,300	35,391
1.125% 9/14/18	54,675	54,905
1.375% 2/18/21	20,300	20,263
5% 11/17/17	33,300	35,632
5.5% 7/15/36	1,500	2,074
Freddie Mac:
0.875% 10/14/16	24,375	24,405
1% 6/29/17	2,660	2,667
1% 12/15/17	59,006	59,123
1.375% 5/1/20	14,000	14,104
2.375% 1/13/22	13,000	13,609
3.75% 3/27/19	2,300	2,487
6.25% 7/15/32	7,700	11,297
6.75% 3/15/31	26,000	39,142
Tennessee Valley Authority:
5.25% 9/15/39	20,000	25,590
5.375% 4/1/56	5,395	6,993

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		537,245

U.S. Treasury Obligations - 37.3%
U.S. Treasury Bonds:
2.5% 2/15/45	106,220	103,536
2.875% 8/15/45	86,740	91,345
3% 11/15/44	8,970	9,693
3% 5/15/45	43,090	46,525
3% 11/15/45	32,860	35,513
3.125% 8/15/44	32,960	36,542
3.375% 5/15/44	72,390	84,218
3.5% 2/15/39	8,315	9,936
3.625% 8/15/43	26,640	32,513
3.625% 2/15/44	67,570	82,340
3.75% 11/15/43	44,780	55,896
3.875% 8/15/40	30,080	37,877
4.25% 5/15/39	26,000	34,556
4.25% 11/15/40	811	1,079
4.375% 2/15/38	8,200	11,125
4.375% 11/15/39	100	135
4.375% 5/15/40	8,000	10,822
4.375% 5/15/41	57,765	78,400
4.5% 2/15/36	37,400	51,472
4.5% 5/15/38	15,000	20,693
4.5% 8/15/39	39,000	53,642
4.625% 2/15/40	21,500	30,082
4.75% 2/15/37	9,420	13,380
4.75% 2/15/41	54,830	78,298
5% 5/15/37	11,000	16,154
5.375% 2/15/31	53,470	76,631
6.25% 5/15/30	86,360	131,750
8.75% 5/15/17	8,000	8,769
8.875% 8/15/17	5,000	5,591
8.875% 2/15/19	6,960	8,584
9% 11/15/18	4,000	4,873
9.125% 5/15/18	3,000	3,547
U.S. Treasury Notes:
0.5% 4/30/17	64,360	64,184
0.625% 5/31/17	106,140	105,974
0.625% 7/31/17	32,510	32,448
0.625% 8/31/17	67,720	67,567
0.75% 1/31/18	22,920	22,900
0.75% 4/15/18	126,660	126,472
0.75% 2/15/19	152,470	151,761
0.875% 12/31/16	3	3
0.875% 2/28/17	4	4
0.875% 4/15/17	84,530	84,665
0.875% 5/15/17	49,260	49,345
0.875% 6/15/17	112,340	112,529
0.875% 7/15/17	100,740	100,889
0.875% 8/15/17	82,420	82,536
0.875% 10/15/17	206,880	207,147
0.875% 11/15/17	33,950	33,991
0.875% 11/30/17	62,560	62,650
0.875% 1/15/18	8,670	8,680
0.875% 7/15/18	104,000	104,110
0.875% 10/15/18	89,640	89,686
1% 9/15/17	64,200	64,413
1% 12/15/17	112,860	113,261
1% 12/31/17	128,720	129,183
1% 2/15/18	96,230	96,598
1% 3/15/18	56,600	56,821
1% 9/15/18	32,730	32,851
1.125% 1/15/19	52,100	52,428
1.125% 4/30/20	177,430	177,208
1.125% 2/28/21	88,310	87,910
1.25% 10/31/18	45,190	45,640
1.25% 11/15/18	30,680	30,984
1.25% 11/30/18	47,480	47,959
1.25% 12/15/18	33,630	33,962
1.25% 1/31/19	14,670	14,818
1.25% 1/31/20	825	829
1.375% 6/30/18	31,800	32,206
1.375% 7/31/18	1,175	1,190
1.375% 9/30/18	95,690	96,983
1.375% 2/28/19	98,500	99,789
1.375% 1/31/20	20,920	21,123
1.375% 2/29/20	49,140	49,593
1.375% 3/31/20	6,630	6,689
1.375% 4/30/20	55,840	56,313
1.375% 8/31/20	78,960	79,598
1.375% 9/30/20	25,600	25,784
1.375% 10/31/20	5,720	5,760
1.375% 1/31/21	20,530	20,666
1.5% 8/31/18	238,925	242,854
1.5% 12/31/18	4,060	4,128
1.5% 1/31/19	37,180	37,805
1.5% 2/28/19	32,250	32,795
1.5% 3/31/19	12,800	13,016
1.5% 10/31/19	36,700	37,266
1.5% 11/30/19	51,090	51,866
1.5% 5/31/20	39,630	40,163
1.5% 1/31/22	4,370	4,391
1.5% 2/28/23	20,410	20,384
1.625% 4/30/19	4,980	5,083
1.625% 7/31/19	43,010	43,894
1.625% 8/31/19 (c)	100,350	102,404
1.625% 12/31/19	8,990	9,166
1.625% 6/30/20	50,460	51,384
1.625% 7/31/20	47,580	48,454
1.625% 11/30/20	94,780	96,605
1.625% 2/15/26 (d)	54,430	53,873
1.75% 10/31/18	10	10
1.75% 9/30/19	11,230	11,504
1.75% 10/31/20	9,960	10,193
1.75% 12/31/20	71,130	72,853
1.75% 3/31/22	117,000	119,111
1.75% 4/30/22	15,910	16,193
1.75% 9/30/22	28,790	29,257
1.75% 1/31/23	25,640	26,037
1.875% 9/30/17	11,325	11,517
1.875% 10/31/17	40,860	41,580
1.875% 6/30/20	24,290	25,002
1.875% 11/30/21	81,260	83,438
1.875% 5/31/22	19,875	20,375
1.875% 8/31/22	69,670	71,360
1.875% 10/31/22	27,400	28,059
2% 11/30/20	31,910	33,011
2% 2/28/21	26,380	27,309
2% 5/31/21	40,290	41,702
2% 8/31/21	108,300	111,976
2% 10/31/21	29,700	30,700
2% 7/31/22	48,060	49,598
2% 11/30/22	42,170	43,516
2% 2/15/25	3,635	3,720
2% 8/15/25	36,140	36,952
2.125% 8/31/20	49,753	51,724
2.125% 1/31/21	3,060	3,186
2.125% 6/30/21	7,260	7,559
2.125% 8/15/21	90,750	94,419
2.125% 9/30/21	43,640	45,413
2.125% 12/31/21	15,950	16,592
2.125% 6/30/22	40,770	42,393
2.125% 12/31/22	63,040	65,599
2.125% 5/15/25	58,355	60,313
2.25% 11/30/17	11,000	11,274
2.25% 4/30/21	42,310	44,323
2.25% 7/31/21	31,690	33,200
2.25% 11/15/24	85,930	89,807
2.25% 11/15/25	115,110	120,268
2.375% 8/15/24	78,790	83,197
2.5% 8/15/23	97,170	103,782
2.5% 5/15/24	95,500	101,819
2.625% 4/30/18	10,200	10,593
2.625% 8/15/20	141,000	149,631
2.625% 11/15/20	94,180	100,081
2.75% 12/31/17	3,000	3,105
2.75% 11/15/23	102,790	111,636
2.75% 2/15/24	135,610	147,227
3% 8/31/16	2	2
3.125% 5/15/21	50,876	55,507
3.375% 11/15/19	27,740	30,060
3.5% 2/15/18	4,000	4,209
3.5% 5/15/20	81,800	89,549
3.625% 2/15/20	59,600	65,325
3.625% 2/15/21	39,800	44,285
3.875% 5/15/18	8,000	8,540
4% 8/15/18	22,000	23,733
4.25% 11/15/17	16,000	16,931
4.5% 5/15/17	13,000	13,585
4.625% 2/15/17	14,000	14,519

TOTAL U.S. TREASURY OBLIGATIONS		7,957,507

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,112,859)		8,494,752

U.S. Government Agency - Mortgage Securities - 28.3%
Fannie Mae - 14.2%
2.283% 11/1/34 (b)	11,108	11,585
2.5% 3/1/27 to 8/1/43	220,816	226,645
2.5% 3/1/31 (e)	6,000	6,152
2.623% 11/1/34 (b)	808	851
3% 11/1/20 to 3/1/46	638,530	659,680
3% 3/1/31 (e)	3,000	3,128
3% 3/1/31 (e)	3,000	3,128
3% 3/1/31 (e)	8,000	8,343
3% 3/1/46 (e)	5,000	5,127
3% 3/1/46 (e)	13,000	13,330
3.09% 4/1/41 (b)	5,188	5,380
3.5% 7/1/20 to 12/1/45	783,965	824,557
3.5% 1/1/28	2,000	2,127
3.5% 3/1/31 (e)	500	528
3.5% 3/1/46 (e)	9,000	9,431
3.5% 3/1/46 (e)	39,000	40,867
4% 7/1/18 to 12/1/45	543,262	581,530
4% 3/1/46 (e)	6,000	6,402
4% 3/1/46 (e)	15,000	16,004
4.5% 1/1/19 to 3/1/45	235,308	255,981
4.5% 3/1/46 (e)	2,000	2,172
4.5% 3/1/46 (e)	4,000	4,344
5% 12/1/20 to 12/1/44	135,064	149,235
5% 3/1/46 (e)	2,000	2,214
5% 3/1/46 (e)	1,000	1,107
5.5% 8/1/17 to 9/1/41	88,776	100,239
6% 2/1/23 to 7/1/41	62,914	72,070
6.5% 3/1/22 to 6/1/40	23,220	27,167

TOTAL FANNIE MAE		3,039,324

Freddie Mac - 6.4%
1.969% 3/1/36 (b)	5,519	5,721
2.5% 5/1/23 to 7/1/30	114,548	117,810
2.505% 3/1/35 (b)	2,021	2,135
2.542% 12/1/35 (b)	4,476	4,704
2.653% 9/1/37 (b)	1,478	1,563
3% 3/1/27 to 2/1/46	348,370	359,130
3.5% 9/1/18 to 10/1/45	371,290	389,423
4% 3/1/26 to 4/1/45	202,355	216,449
4% 3/1/46 (e)	25,000	26,639
4.5% 6/1/25 to 12/1/44	119,789	130,369
5% 4/1/23 to 9/1/40	58,770	65,155
5.5% 5/1/23 to 6/1/41 (e)	38,115	42,970
5.5% 11/1/37	597	671
5.5% 1/1/38	388	436
6% 4/1/32 to 8/1/37	1,707	1,961
6.5% 8/1/36 to 12/1/37	585	681

TOTAL FREDDIE MAC		1,365,817

Ginnie Mae - 7.7%
2.5% 10/20/42 to 3/20/44	7,726	7,779
3% 4/15/42 to 12/20/45	315,860	327,892
3% 3/1/46 (e)	7,000	7,249
3.5% 10/15/40 to 2/20/46	338,168	357,588
3.5% 3/1/46 (e)	66,000	69,687
3.5% 3/1/46 (e)	70,900	74,860
3.5% 3/1/46 (e)	33,800	35,688
3.5% 3/1/46 (e)	40,500	42,762
3.5% 3/1/46 (e)	3,000	3,168
3.5% 3/1/46 (e)	24,000	25,341
4% 1/15/25 to 8/20/45	311,985	334,134
4% 3/1/46 (e)	9,000	9,612
4.5% 9/15/33 to 7/20/45	173,783	188,629
4.5% 3/1/46 (e)	2,000	2,150
5% 7/15/38 to 6/20/45	88,077	98,957
5.5% 10/20/32 to 3/20/45	30,556	34,468
5.5% 6/20/43	1,366	1,543
6% 5/20/34 to 12/15/40	15,878	18,403
6.5% 8/20/36 to 1/15/39	3,075	3,604

TOTAL GINNIE MAE		1,643,514

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,922,706)		6,048,655

Asset-Backed Securities - 0.7%
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	$9,500	$9,504
Capital One Multi-Asset Execution Trust Series 2015-A1 Class A, 1.39% 1/15/21	9,500	9,536
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,893
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,935
Series 2015-A4 Class A, 1.84% 4/15/22	4,750	4,802
Citibank Credit Card Issuance Trust:
Series 2013-A3 Class A3, 1.11% 7/23/18	2,800	2,802
Series 2013-A9 Class A9, 3.72% 9/8/25	4,675	5,173
Discover Card Master Trust Series 2015-A2 Class A, 1.9% 10/17/22	10,800	10,846
Ford Credit Auto Owner Trust:
Series 2013-C Class A3, 0.82% 12/15/17	1,232	1,232
Series 2014-C Class A3, 1.06% 5/15/19	9,475	9,473
Ford Credit Floorplan Master Owner Trust:
Series 2013-5 Class A1, 1.5% 9/15/18	4,675	4,683
Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,551
Honda Auto Receivables Owner Trust:
Series 2014-4 Class A3, 0.99% 9/17/18	9,475	9,473
Series 2015-1 Class A3, 1.05% 10/15/18	10,000	9,996
Hyundai Auto Receivables Trust:
Series 2013-C Class A3, 1.01% 2/15/18	1,780	1,779
Series 2015-A Class A3, 1.05% 4/15/19	9,500	9,491
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	9,500	9,502
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	411	411
Nissan Auto Receivables Owner Trust:
Series 2013-B Class A3, 0.84% 11/15/17	1,286	1,286
Series 2014-B Class A3, 1.11% 5/15/19	9,475	9,473
Volkswagen Auto Lease Trust Series 2015-A Class A3, 1.25% 12/20/17	9,500	9,438
TOTAL ASSET-BACKED SECURITIES
(Cost $138,056)		139,279

Commercial Mortgage Securities - 2.6%
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (b)	5,480	5,485
Series 2006-6 Class A3, 5.369% 10/10/45	436	436
Series 2007-3 Class A4, 5.7423% 6/10/49 (b)	2,125	2,182
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,433	2,486
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW16 Class A4, 5.9112% 6/11/40 (b)	13,057	13,404
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A4, 5.431% 10/15/49	9,186	9,277
Series 2015-P1 Class A5, 3.717% 9/15/48	5,865	6,149
Series 2007-C6 Class A4, 5.8982% 12/10/49 (b)	9,950	10,243
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	3,401	3,476
COMM Mortgage Trust Series 2015-CR22 Class A5, 3.309% 3/10/48	19,425	19,745
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.9887% 12/10/49 (b)	2,564	2,663
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	4,754	4,775
Series 2007-C2 Class A3, 5.542% 1/15/49 (b)	2,536	2,586
Series 2007-C3 Class A4, 5.8888% 6/15/39 (b)	5,954	6,102
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	847	874
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	12,565	13,136
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	20,845
Series K034 Class A2, 3.531% 7/25/23	9,000	9,832
Series K013 Class A2, 3.974% 1/25/21	11,575	12,785
Series K020 Class A2, 2.373% 5/25/22	10,400	10,628
Series K036 Class A2, 3.527% 10/25/23	8,975	9,800
Series K046 Class A2, 3.205% 3/25/25	33,300	35,251
Series K047 Class A2, 3.329% 5/25/25	3,860	4,135
Series K501 Class A2, 1.655% 11/25/16	15,130	15,156
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	19,501	19,808
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,108	3,174
Series 2006-GG7 Class A4, 6.0483% 7/10/38 (b)	11,222	11,249
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	13,830	14,633
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	10,198
Series 2014-C24 Class A5, 3.6385% 11/15/47	5,275	5,513
JPMBB Commercial Mortgage Secutities Trust sequential payer Series 2015-C29 Class A4, 3.6108% 5/15/48	9,000	9,350
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	13,796	14,037
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	22,050	22,333
Series 2006-LDP8 Class A4, 5.399% 5/15/45	444	446
Series 2006-LDP9 Class A3, 5.336% 5/15/47	489	496
Series 2007-CB19 Class A4, 5.8888% 2/12/49 (b)	27,714	28,493
Series 2007-LD11 Class A4, 5.9599% 6/15/49 (b)	8,435	8,604
Series 2007-LDPX Class A3, 5.42% 1/15/49	10,580	10,788
Series 2006-LDP7 Class A4, 6.1056% 4/17/45 (b)	2,081	2,083
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9% 7/15/44 (b)	3,244	3,357
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	558	563
Series 2006-C7 Class A3, 5.347% 11/15/38	945	957
Series 2007-C1 Class A4, 5.424% 2/15/40	1,095	1,116
Series 2007-C2 Class A3, 5.43% 2/15/40	496	506
Series 2007-C6 Class A4, 5.858% 7/15/40 (b)	1,236	1,263
Series 2007-C7 Class A3, 5.866% 9/15/45	5,271	5,552
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.9178% 1/12/44 (a)(b)	333	333
Series 2007-C1 Class A4, 6.0317% 6/12/50 (b)	4,800	4,936
Series 2008-C1 Class A4, 5.69% 2/12/51	1,913	2,008
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	5,993	6,105
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	2,000	2,046
Series 2007-7 Class A4, 5.81% 6/12/50 (b)	4,013	4,150
Series 2007-6 Class B, 5.635% 3/12/51 (b)	1,268	356
Series 2007-8 Class A3, 6.0719% 8/12/49 (b)	1,093	1,134
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	14,725	14,923
Morgan Stanley Capital I Trust:
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44	69	69
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,113
Series 2007-IQ14 Class A4, 5.692% 4/15/49	1,902	1,947
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	161	49
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	31,242	31,994
Series 2007-C31:
Class A4, 5.509% 4/15/47	15,483	15,780
Class A5, 5.5% 4/15/47	7,950	8,182
Series 2007-C32 Class A3, 5.8991% 6/15/49 (b)	8,092	8,267
Series 2007-C33:
Class A4, 6.1491% 2/15/51 (b)	23,808	24,590
Class A5, 6.1491% 2/15/51 (b)	839	882
Series 2006-C25 Class AM, 5.9501% 5/15/43 (b)	664	664
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	15,101
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $515,697)		544,599

Municipal Securities - 0.8%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	14,808
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,450
California Gen. Oblig. 7.55% 4/1/39	15,000	22,265
Chicago Gen. Oblig. 6.314% 1/1/44	1,900	1,719
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$8,900	$8,274
Series 2011:
4.961% 3/1/16	2,830	2,830
5.877% 3/1/19	9,700	10,485
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	7,600	8,025
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	13,756
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,654
New Jersey Tpk. Auth. Tpk. Rev. Series A, 7.414% 1/1/40	4,700	6,922
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	12,184
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,337
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,307
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	6,001
Series 2010 164, 5.647% 11/1/40	5,210	6,467
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	8,056
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	11,312	13,427
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	1,000	1,278
Series 2015 AP, 3.931% 5/15/45	3,740	3,784
TOTAL MUNICIPAL SECURITIES
(Cost $153,807)		172,029

Foreign Government and Government Agency Obligations - 2.2%
Canadian Government 1.125% 3/19/18	$6,640	$6,667
Chilean Republic 3.25% 9/14/21	9,000	9,540
Colombian Republic:
2.625% 3/15/23	7,575	6,753
4% 2/26/24	4,825	4,644
5% 6/15/45	2,000	1,675
5.625% 2/26/44	7,775	7,017
6.125% 1/18/41	4,750	4,524
7.375% 3/18/19	3,450	3,855
Export Development Canada:
1.25% 10/26/16	4,000	4,012
1.5% 10/3/18	1,700	1,720
Israeli State 4% 6/30/22	7,000	7,741
Italian Republic:
5.375% 6/12/17	2,375	2,487
6.875% 9/27/23	6,000	7,554
Jordanian Kingdom:
1.945% 6/23/19	23,650	24,300
3% 6/30/25	2,400	2,567
KfW:
0.5% 4/19/16	8,000	7,999
0.75% 3/17/17	8,000	7,994
1.5% 4/20/20	2,825	2,835
1.875% 4/1/19	16,930	17,245
2.125% 1/17/23	12,000	12,274
2.75% 10/1/20	4,175	4,413
4% 1/27/20	3,000	3,292
4.875% 6/17/19	25,000	27,860
Korean Republic 7.125% 4/16/19	6,650	7,731
Manitoba Province:
1.3% 4/3/17	3,420	3,431
2.1% 9/6/22	1,900	1,918
3.05% 5/14/24	1,500	1,590
New Brunswick Province 2.75% 6/15/18	4,350	4,501
Ontario Province:
1% 7/22/16	17,000	17,021
4% 10/7/19	15,000	16,259
Panamanian Republic:
3.75% 3/16/25	3,800	3,848
4% 9/22/24	4,800	4,968
4.3% 4/29/53	5,675	5,193
5.2% 1/30/20	1,800	1,973
Peruvian Republic:
4.125% 8/25/27	2,800	2,866
5.625% 11/18/50	7,150	7,651
6.55% 3/14/37	3,075	3,698
7.125% 3/30/19	1,900	2,174
Philippine Republic:
3.95% 1/20/40	5,100	5,469
4.2% 1/21/24	4,765	5,336
6.375% 10/23/34	10,375	14,300
6.5% 1/20/20	6,144	7,230
Polish Government:
4% 1/22/24	4,550	4,891
5% 3/23/22	14,500	16,314
Province of British Columbia 1.2% 4/25/17	7,600	7,626
Province of Quebec:
2.75% 8/25/21	20,000	20,863
2.875% 10/16/24	2,075	2,165
South African Republic:
5.875% 5/30/22	7,675	8,109
6.875% 5/27/19	6,750	7,322
Turkish Republic:
5.75% 3/22/24	3,000	3,185
6% 1/14/41	13,200	13,509
6.25% 9/26/22	13,225	14,428
6.75% 4/3/18	8,375	8,982
7.5% 11/7/19	2,625	2,949
United Mexican States:
3.5% 1/21/21	7,400	7,622
3.625% 3/15/22	3,000	3,066
4% 10/2/23	18,750	19,284
4.6% 1/23/46	3,000	2,753
4.75% 3/8/44	9,700	9,118
5.55% 1/21/45	1,316	1,372
6.05% 1/11/40	4,800	5,340
Uruguay Republic:
4.125% 11/20/45	4,750	3,871
4.5% 8/14/24	3,625	3,797
5.1% 6/18/50	3,875	3,478
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $460,193)		466,169

Supranational Obligations - 1.4%
African Development Bank:
0.875% 5/15/17	1,000	1,000
0.875% 3/15/18	1,900	1,894
1.125% 3/15/17	1,300	1,303
1.625% 10/2/18	2,800	2,839
2.375% 9/23/21	2,900	3,016
Asian Development Bank:
1.125% 3/15/17	5,000	5,015
1.125% 6/5/18	7,290	7,303
1.5% 1/22/20	4,750	4,786
1.875% 4/12/19	12,000	12,243
1.875% 2/18/22	2,000	2,025
2.125% 11/24/21	4,825	4,968
Council of Europe Development Bank 1% 3/7/18	1,900	1,898
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,739
1.75% 6/14/19	4,700	4,775
1.75% 11/26/19	2,875	2,922
2.5% 3/15/16	3,800	3,803
European Investment Bank:
0.875% 4/18/17	11,000	11,005
1.125% 8/15/18	6,590	6,577
1.25% 5/15/18	3,550	3,560
1.375% 6/15/20	2,725	2,710
1.625% 6/15/17	4,640	4,684
1.625% 12/18/18	30,900	31,298
1.75% 3/15/17	5,000	5,046
1.75% 6/17/19	8,625	8,743
1.875% 3/15/19	3,000	3,059
1.875% 2/10/25	3,000	2,966
2% 3/15/21	4,770	4,872
2.125% 10/15/21	2,840	2,898
2.25% 8/15/22	1,880	1,937
2.5% 4/15/21	4,650	4,856
2.5% 10/15/24	5,725	5,982
2.875% 9/15/20	9,000	9,543
3.25% 1/29/24	2,000	2,195
Inter-American Development Bank:
1.125% 3/15/17	17,100	17,137
1.75% 10/15/19	1,375	1,406
2.125% 1/15/25	1,830	1,863
3% 10/4/23	3,575	3,916
3.875% 9/17/19	5,000	5,469
4.375% 1/24/44	4,000	5,005
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,065
1% 9/15/16	9,000	9,030
1% 6/15/18	5,600	5,593
1.625% 2/10/22	3,900	3,892
1.875% 10/7/19	3,825	3,929
2.25% 6/24/21	16,075	16,690
2.5% 11/25/24	5,700	5,999
2.5% 7/29/25	3,790	3,988
International Finance Corp.:
1.625% 7/16/20	2,870	2,910
1.75% 9/16/19	11,350	11,550
Nordic Investment Bank 1.125% 2/25/19	6,600	6,597
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $282,989)		289,499

Bank Notes - 0.1%
American Express Bank FSB 6% 9/13/17	615	655
Bank of America NA:
5.3% 3/15/17	$3,500	$3,619
6% 10/15/36	2,419	2,860
Branch Banking & Trust Co. 1.45% 10/3/16	2,000	2,006
JPMorgan Chase Bank 6% 10/1/17	7,075	7,505
KeyBank NA 2.5% 12/15/19	4,000	4,045
Regions Bank 7.5% 5/15/18	2,000	2,204
UBS AG Stamford Branch:
5.75% 4/25/18	830	897
5.875% 12/20/17	2,034	2,181
TOTAL BANK NOTES
(Cost $24,675)		25,972

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (Cost $1,176)(b)(f)	$1,725	$1,740
	Shares	Value (000s)

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 0.40% (g)
(Cost $317,964)	317,964,399	317,964
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 0.1%
Investments in repurchase agreements in a joint trading account at 0.4%, dated 2/29/16 due 3/1/16 (Collateralized by U.S. Government Obligations) # (h)
(Cost $25,210)	25,210	25,210
TOTAL INVESTMENT PORTFOLIO - 102.6%
(Cost $21,240,149)		21,889,217
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(549,866)
NET ASSETS - 100%		$21,339,351

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $111,436,000 or 0.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $12,000.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$208

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$5,363,349	$--	$5,363,349	$--
U.S. Government and Government Agency Obligations	8,494,752	--	8,494,752	--
U.S. Government Agency - Mortgage Securities	6,048,655	--	6,048,655	--
Asset-Backed Securities	139,279	--	139,279	--
Commercial Mortgage Securities	544,599	--	544,550	49
Municipal Securities	172,029	--	172,029	--
Foreign Government and Government Agency Obligations	466,169	--	466,169	--
Supranational Obligations	289,499	--	289,499	--
Bank Notes	25,972	--	25,972	--
Preferred Securities	1,740	--	1,740	--
Money Market Funds	317,964	317,964	--	--
Cash Equivalents	25,210	--	25,210	--
Total Investments in Securities:	$21,889,217	$317,964	$21,571,204	$49

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$25,210,000 due 3/01/16 at 0.40%
Commerz Markets LLC	$25,210
$25,210

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $25,210) — See accompanying schedule: Unaffiliated issuers (cost $20,922,185)	$21,571,253
Fidelity Central Funds (cost $317,964)	317,964
Total Investments (cost $21,240,149)		$21,889,217
Receivable for investments sold		159,270
Receivable for fund shares sold		40,045
Interest receivable		108,424
Distributions receivable from Fidelity Central Funds		57
Receivable from investment adviser for expense reductions		793
Other receivables		113
Total assets		22,197,919
Liabilities
Payable for investments purchased
Regular delivery	$365,053
Delayed delivery	420,717
Payable for fund shares redeemed	44,228
Distributions payable	662
Accrued management fee	879
Other affiliated payables	1,703
Other payables and accrued expenses	116
Collateral on securities loaned, at value	25,210
Total liabilities		858,568
Net Assets		$21,339,351
Net Assets consist of:
Paid in capital		$20,705,712
Undistributed net investment income		33,203
Accumulated undistributed net realized gain (loss) on investments		(48,632)
Net unrealized appreciation (depreciation) on investments		649,068
Net Assets		$21,339,351
Investor Class:
Net Asset Value, offering price and redemption price per share ($6,907,368 ÷ 590,937 shares)		$11.69
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($6,879,440 ÷ 588,593 shares)		$11.69
Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,322,759 ÷ 284,285 shares)		$11.69
Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,484,038 ÷ 126,972 shares)		$11.69
Class F:
Net Asset Value, offering price and redemption price per share ($2,745,746 ÷ 234,926 shares)		$11.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2016 (Unaudited)
Investment Income
Dividends		$55
Interest		279,400
Income from Fidelity Central Funds		208
Total income		279,663
Expenses
Management fee	$5,155
Transfer agent fees	10,047
Independent trustees' compensation	43
Miscellaneous	15
Total expenses before reductions	15,260
Expense reductions	(4,220)	11,040
Net investment income (loss)		268,623
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(657)
Total net realized gain (loss)		(657)
Change in net unrealized appreciation (depreciation) on: Investment securities	210,956
Delayed delivery commitments	(112)
Total change in net unrealized appreciation (depreciation)		210,844
Net gain (loss)		210,187
Net increase (decrease) in net assets resulting from operations		$478,810

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$268,623	$506,019
Net realized gain (loss)	(657)	37,087
Change in net unrealized appreciation (depreciation)	210,844	(268,774)
Net increase (decrease) in net assets resulting from operations	478,810	274,332
Distributions to shareholders from net investment income	(259,448)	(486,929)
Distributions to shareholders from net realized gain	(34,097)	(13,325)
Total distributions	(293,545)	(500,254)
Share transactions - net increase (decrease)	615,400	2,160,467
Total increase (decrease) in net assets	800,665	1,934,545
Net Assets
Beginning of period	20,538,686	18,604,141
End of period (including undistributed net investment income of $33,203 and undistributed net investment income of $24,028, respectively)	$21,339,351	$20,538,686

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan U.S. Bond Index Fund Investor Class

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.04	$11.74	$11.67
Income from Investment Operations
Net investment income (loss)A	.144	.287	.286	.254	.312	.351
Net realized and unrealized gain (loss)	.114	(.123)	.338	(.604)	.358	.137
Total from investment operations	.258	.164	.624	(.350)	.670	.488
Distributions from net investment income	(.139)	(.276)	(.274)	(.246)	(.305)	(.342)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)	(.076)
Total distributions	(.158)	(.284)	(.274)	(.330)	(.370)	(.418)
Net asset value, end of period	$11.69	$11.59	$11.71	$11.36	$12.04	$11.74
Total ReturnB,C	2.25%	1.40%	5.55%	(2.97)%	5.82%	4.32%
Ratios to Average Net AssetsD,E
Expenses before reductions	.22%F	.22%	.22%	.22%	.22%	.28%
Expenses net of fee waivers, if any	.20%F	.22%	.22%	.22%	.22%	.27%
Expenses net of all reductions	.20%F	.22%	.22%	.22%	.22%	.27%
Net investment income (loss)	2.50%F	2.45%	2.48%	2.16%	2.63%	3.06%
Supplemental Data
Net assets, end of period (in millions)	$6,907	$6,497	$6,520	$5,338	$5,981	$7,287
Portfolio turnover rateG	58%F	75%	85%	118%	100%	106%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan U.S. Bond Index Fund Fidelity Advantage Class

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.03	$11.74	$11.44
Income from Investment Operations
Net investment income (loss)B	.152	.301	.299	.267	.321	.115
Net realized and unrealized gain (loss)	.114	(.123)	.339	(.593)	.349	.301
Total from investment operations	.266	.178	.638	(.326)	.670	.416
Distributions from net investment income	(.147)	(.290)	(.288)	(.260)	(.315)	(.116)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)	–
Total distributions	(.166)	(.298)	(.288)	(.344)	(.380)	(.116)
Net asset value, end of period	$11.69	$11.59	$11.71	$11.36	$12.03	$11.74
Total ReturnC,D	2.31%	1.52%	5.68%	(2.78)%	5.82%	3.66%
Ratios to Average Net AssetsE,F
Expenses before reductions	.17%G	.17%	.17%	.17%	.17%	.17%G
Expenses net of fee waivers, if any	.07%G	.10%	.10%	.10%	.12%	.17%G
Expenses net of all reductions	.07%G	.10%	.10%	.10%	.12%	.17%G
Net investment income (loss)	2.63%G	2.57%	2.60%	2.27%	2.73%	3.15%G
Supplemental Data
Net assets, end of period (in millions)	$6,879	$6,692	$5,778	$5,108	$4,265	$1,533
Portfolio turnover rateH	58%G	75%	85%	118%	100%	106%

 A For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan U.S. Bond Index Fund Institutional Class

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.03	$11.74	$11.44
Income from Investment Operations
Net investment income (loss)B	.152	.305	.303	.272	.329	.118
Net realized and unrealized gain (loss)	.114	(.123)	.338	(.594)	.349	.302
Total from investment operations	.266	.182	.641	(.322)	.678	.420
Distributions from net investment income	(.147)	(.294)	(.291)	(.264)	(.323)	(.120)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)	–
Total distributions	(.166)	(.302)	(.291)	(.348)	(.388)	(.120)
Net asset value, end of period	$11.69	$11.59	$11.71	$11.36	$12.03	$11.74
Total ReturnC,D	2.32%	1.55%	5.71%	(2.75)%	5.89%	3.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.07%G	.07%	.07%	.07%	.07%	.07%G
Expenses net of fee waivers, if any	.06%G	.07%	.07%	.07%	.07%	.07%G
Expenses net of all reductions	.06%G	.07%	.07%	.07%	.07%	.07%G
Net investment income (loss)	2.64%G	2.60%	2.63%	2.31%	2.78%	3.25%G
Supplemental Data
Net assets, end of period (in millions)	$3,323	$3,102	$3,158	$2,766	$3,121	$1,926
Portfolio turnover rateH	58%G	75%	85%	118%	100%	106%

 A For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan U.S. Bond Index Fund Fidelity Advantage Institutional Class

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.03	$11.74	$11.44
Income from Investment Operations
Net investment income (loss)B	.153	.307	.305	.274	.331	.118
Net realized and unrealized gain (loss)	.114	(.123)	.339	(.594)	.349	.303
Total from investment operations	.267	.184	.644	(.320)	.680	.421
Distributions from net investment income	(.148)	(.296)	(.294)	(.266)	(.325)	(.121)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)	–
Total distributions	(.167)	(.304)	(.294)	(.350)	(.390)	(.121)
Net asset value, end of period	$11.69	$11.59	$11.71	$11.36	$12.03	$11.74
Total ReturnC,D	2.32%	1.57%	5.73%	(2.73)%	5.91%	3.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G	.05%	.05%	.05%	.05%	.05%G
Expenses net of fee waivers, if any	.05%G	.05%	.05%	.05%	.05%	.05%G
Expenses net of all reductions	.05%G	.05%	.05%	.05%	.05%	.05%G
Net investment income (loss)	2.65%G	2.62%	2.65%	2.33%	2.80%	3.27%G
Supplemental Data
Net assets, end of period (in millions)	$1,484	$1,560	$947	$867	$869	$682
Portfolio turnover rateH	58%G	75%	85%	118%	100%	106%

 A For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan U.S. Bond Index Fund Class F

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.03	$11.74	$11.67
Income from Investment Operations
Net investment income (loss)A	.153	.307	.305	.273	.331	.365
Net realized and unrealized gain (loss)	.114	(.123)	.339	(.593)	.349	.139
Total from investment operations	.267	.184	.644	(.320)	.680	.504
Distributions from net investment income	(.148)	(.296)	(.294)	(.266)	(.325)	(.358)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)	(.076)
Total distributions	(.167)	(.304)	(.294)	(.350)	(.390)	(.434)
Net asset value, end of period	$11.69	$11.59	$11.71	$11.36	$12.03	$11.74
Total ReturnB,C	2.32%	1.57%	5.73%	(2.73)%	5.91%	4.47%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%F	.05%	.05%	.05%	.05%	.12%
Expenses net of fee waivers, if any	.05%F	.05%	.05%	.05%	.05%	.12%
Expenses net of all reductions	.05%F	.05%	.05%	.05%	.05%	.12%
Net investment income (loss)	2.65%F	2.62%	2.65%	2.33%	2.80%	3.20%
Supplemental Data
Net assets, end of period (in millions)	$2,746	$2,687	$2,202	$1,988	$1,361	$634
Portfolio turnover rateG	58%F	75%	85%	118%	100%	106%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Spartan U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$814,695
Gross unrealized depreciation	(146,241)
Net unrealized appreciation (depreciation) on securities	$668,454
Tax cost	$21,220,763

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $571,584 and $410,631, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.22%
Fidelity Advantage Class	.17%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$5,743
Fidelity Advantage Class	3,987
Institutional Class	317
$10,047

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $132.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through October 31, 2016.

	Expense Limitations	Reimbursement
Investor Class	.20%	$711
Fidelity Advantage Class	.07%	3,335
Institutional Class	.06%	164
Fidelity Advantage Institutional Class	.05%	2
Class F	.05%	3

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $5.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Investor Class	$81,179	$154,154
Fidelity Advantage Class	84,100	155,722
Institutional Class	40,325	82,742
Fidelity Advantage Institutional Class	19,066	31,519
Class F	34,778	62,792
Total	$259,448	$486,929
From net realized gain
Investor Class	$11,052	$4,492
Fidelity Advantage Class	11,030	4,158
Institutional Class	5,143	2,426
Fidelity Advantage Institutional Class	2,514	668
Class F	4,358	1,581
Total	$34,097	$13,325

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Investor Class
Shares sold	75,412	621,208	$875,753	$7,202,773
Reinvestment of distributions	7,903	13,464	91,720	157,953
Shares redeemed	(53,145)	(630,565)	(616,723)	(7,314,458)
Net increase (decrease)	30,170	4,107	$350,750	$46,268
Fidelity Advantage Class
Shares sold	122,999	731,960	$1,427,313	$8,499,939
Reinvestment of distributions	7,881	13,152	91,470	154,273
Shares redeemed	(119,924)	(660,828)	(1,391,425)	(7,666,150)
Net increase (decrease)	10,956	84,284	$127,358	$988,062
Institutional Class
Shares sold	45,328	119,500	$525,473	$1,400,628
Reinvestment of distributions	3,917	7,260	45,467	85,167
Shares redeemed	(32,701)	(128,639)	(379,020)	(1,503,380)
Net increase (decrease)	16,544	(1,879)	$191,920	$(17,585)
Fidelity Advantage Institutional Class
Shares sold	18,791	77,901	$218,111	$911,540
Reinvestment of distributions	1,859	2,744	21,580	32,187
Shares redeemed	(28,327)	(26,815)	(328,866)	(314,218)
Net increase (decrease)	(7,677)	53,830	$(89,175)	$629,509
Class F
Shares sold	33,476	69,196	$388,655	$810,742
Reinvestment of distributions	3,373	5,489	39,136	64,373
Shares redeemed	(33,842)	(30,763)	(393,244)	(360,902)
Net increase (decrease)	3,007	43,922	$34,547	$514,213

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 38% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Investor Class	.20%
Actual		$1,000.00	$1,022.50	$1.01
Hypothetical-C		$1,000.00	$1,023.87	$1.01
Fidelity Advantage Class	.07%
Actual		$1,000.00	$1,023.10	$.35
Hypothetical-C		$1,000.00	$1,024.52	$.35
Institutional Class	.06%
Actual		$1,000.00	$1,023.20	$.30
Hypothetical-C		$1,000.00	$1,024.57	$.30
Fidelity Advantage Institutional Class	.05%
Actual		$1,000.00	$1,023.20	$.25
Hypothetical-C		$1,000.00	$1,024.61	$.25
Class F	.05%
Actual		$1,000.00	$1,023.20	$.25
Hypothetical-C		$1,000.00	$1,024.61	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Spartan U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in May 2015.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract, such expenses may be paid by FMR pursuant to expense limitation arrangements in effect for the fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee."

Spartan U.S. Bond Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee from 0.22% to 0.05%. The Board considered that the chart reflects the fund's lower management fee for 2011 as if the lower fee were in effect for the entire year.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered the total expense ratio of the fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the total expense ratio of each of Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Class F ranked below its competitive median for 2014 and the total expense ratio of Investor Class ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that lower priced share classes, including Fidelity Advantage Class, represent a large part of the mapped group for the Investor Class.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.17%; Fidelity Advantage Institutional Class: 0.05%; Institutional Class: 0.07%; and Investor Class: 0.22%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, Investor Class, and Class F of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.07%, 0.05%, 0.06%, 0.20%, and 0.05% through October 31, 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Investor Class was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity Advisor® Investment Grade Bond Fund - Class I Semi-Annual Report February 29, 2016 Class I is a class of Fidelity® Investment Grade Bond Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	48.7%
AAA	1.7%
AA	1.3%
A	7.3%
BBB	25.4%
BB and Below	12.3%
Not Rated	1.0%
Short-Term Investments and Net Other Assets	2.3%

As of August 31, 2015
U.S. Government and U.S. Government Agency Obligations	41.7%
AAA	1.4%
AA	1.8%
A	9.9%
BBB	24.4%
BB and Below	13.4%
Not Rated	1.1%
Short-Term Investments and Net Other Assets	6.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	8.0	7.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	5.3	5.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016*,**
Corporate Bonds	38.8%
U.S. Government and U.S. Government Agency Obligations	48.7%
Asset-Backed Securities	0.8%
CMOs and Other Mortgage Related Securities	5.6%
Municipal Bonds	1.9%
Other Investments	1.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 7.2%

 ** Futures and Swaps - (1.1)%

As of August 31, 2015*,**
Corporate Bonds	40.8%
U.S. Government and U.S. Government Agency Obligations	41.7%
Asset-Backed Securities	0.9%
CMOs and Other Mortgage Related Securities	6.5%
Municipal Bonds	1.8%
Other Investments	2.0%
Short-Term Investments and Net Other Assets (Liabilities)	6.3%

 * Foreign investments - 8.7%

 ** Futures and Swaps - (1.1)%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 3.0%
Automobiles - 0.6%
General Motors Co.:
3.5% 10/2/18	$5,025	$5,040
6.6% 4/1/36	3,722	3,826
6.75% 4/1/46	6,249	6,534
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,605	1,598
3% 9/25/17	3,673	3,676
3.25% 5/15/18	2,630	2,623
3.5% 7/10/19	5,942	5,941
4.25% 5/15/23	2,950	2,877
4.375% 9/25/21	11,530	11,597
4.75% 8/15/17	2,790	2,859
		46,571
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	4,447	4,716
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	1,394	1,434
3.7% 1/30/26	3,675	3,836
4.7% 12/9/35	1,897	1,964
4.875% 12/9/45	2,978	3,129
		10,363
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	15,500	15,771
Media - 1.9%
21st Century Fox America, Inc. 7.75% 12/1/45	4,525	5,703
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	7,996	8,122
4.908% 7/23/25 (a)	10,079	10,316
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,037
Discovery Communications LLC 3.25% 4/1/23	954	876
Time Warner Cable, Inc.:
4% 9/1/21	27,833	28,381
5.5% 9/1/41	3,321	2,957
5.875% 11/15/40	7,141	6,644
6.55% 5/1/37	8,170	8,231
6.75% 7/1/18	5,587	6,088
7.3% 7/1/38	8,218	8,673
8.25% 4/1/19	10,913	12,477
Time Warner, Inc.:
4.9% 6/15/42	15,000	13,161
6.2% 3/15/40	5,000	5,306
Viacom, Inc. 4.25% 9/1/23	13,340	13,037
		137,009
Multiline Retail - 0.1%
Family Tree Escrow LLC 5.25% 3/1/20 (a)	5,575	5,854

TOTAL CONSUMER DISCRETIONARY		220,284

CONSUMER STAPLES - 2.2%
Beverages - 1.5%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	15,320	15,593
3.3% 2/1/23	16,500	16,962
3.65% 2/1/26	17,900	18,462
4.7% 2/1/36	15,622	16,381
4.9% 2/1/46	17,867	19,152
Constellation Brands, Inc.:
3.75% 5/1/21	13,390	13,691
3.875% 11/15/19	351	364
4.75% 11/15/24	8,249	8,641
SABMiller Holdings, Inc. 3.75% 1/15/22 (a)	3,930	4,128
		113,374
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	4,181	4,209
Food Products - 0.1%
ConAgra Foods, Inc. 1.9% 1/25/18	2,478	2,476
Tobacco - 0.5%
Altria Group, Inc.:
4.75% 5/5/21	6,000	6,642
9.25% 8/6/19	1,776	2,175
Reynolds American, Inc.:
2.3% 6/12/18	2,942	2,973
4% 6/12/22	2,039	2,201
5.7% 8/15/35	1,694	1,913
6.15% 9/15/43	2,440	2,892
6.75% 6/15/17	7,156	7,682
7.25% 6/15/37	9,654	12,101
		38,579

TOTAL CONSUMER STAPLES		158,638

ENERGY - 4.7%
Energy Equipment & Services - 0.3%
DCP Midstream LLC:
4.75% 9/30/21 (a)	4,849	3,291
5.35% 3/15/20 (a)	4,973	3,745
5.85% 5/21/43 (a)(b)	9,697	5,139
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	2,949
Halliburton Co.:
3.8% 11/15/25	3,737	3,537
4.85% 11/15/35	3,264	2,853
5% 11/15/45	4,471	3,962
		25,476
Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp. 6.375% 9/15/17	1,571	1,596
Chesapeake Energy Corp.:
5.75% 3/15/23	9,470	1,989
6.125% 2/15/21	60,015	12,603
6.625% 8/15/20	23,170	5,213
8% 12/15/22 (a)	11,962	4,665
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (a)	1,237	1,187
3.3% 6/1/20 (a)	6,073	5,687
4.5% 6/1/25 (a)	1,849	1,681
5.8% 6/1/45 (a)	2,321	1,964
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	2,938
2.7% 4/1/19	1,510	1,238
3.875% 3/15/23	6,765	4,874
5.6% 4/1/44	5,868	3,586
El Paso Corp. 6.5% 9/15/20	16,220	16,385
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	2,813	2,723
Enable Midstream Partners LP:
2.4% 5/15/19	1,789	1,378
3.9% 5/15/24	1,887	1,205
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,038
Kinder Morgan, Inc.:
3.05% 12/1/19	57,058	52,673
4.3% 6/1/25	12,912	11,678
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,441
MPLX LP 4% 2/15/25	949	720
Nakilat, Inc. 6.067% 12/31/33(a)	2,634	2,871
Petrobras Global Finance BV:
5.625% 5/20/43	6,485	3,767
7.25% 3/17/44	69,211	45,091
Petrobras International Finance Co. Ltd. 6.75% 1/27/41	2,000	1,250
Petroleos Mexicanos:
4.875% 1/18/24	4,376	4,058
5.5% 2/4/19 (a)	10,105	10,449
6.375% 2/4/21 (a)	11,660	12,123
6.375% 1/23/45	13,790	11,962
6.5% 6/2/41	34,664	30,289
Phillips 66 Co. 4.3% 4/1/22	4,638	4,730
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	640
Southwestern Energy Co.:
3.3% 1/23/18	2,442	1,758
4.05% 1/23/20	4,431	2,858
4.95% 1/23/25	27,840	16,008
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	4,987
Spectra Energy Partners, LP:
2.95% 9/25/18	1,066	1,050
4.6% 6/15/21	1,124	1,149
The Williams Companies, Inc.:
3.7% 1/15/23	1,754	1,298
4.55% 6/24/24	19,170	14,378
Western Gas Partners LP 5.375% 6/1/21	6,966	5,951
Williams Partners LP:
4.125% 11/15/20	1,029	845
4.3% 3/4/24	4,326	3,382
		325,356

TOTAL ENERGY		350,832

FINANCIALS - 17.2%
Banks - 9.3%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (a)	6,150	6,135
4% 4/14/19 (a)	6,280	5,778
5.75% 9/26/23 (a)	4,053	3,536
Bank of America Corp.:
3.3% 1/11/23	14,964	14,956
3.875% 8/1/25	873	896
3.95% 4/21/25	25,937	25,113
4% 1/22/25	52,710	51,269
4.1% 7/24/23	3,096	3,224
4.2% 8/26/24	3,046	3,050
4.25% 10/22/26	6,065	6,008
4.45% 3/3/26	8,196	8,196
5.65% 5/1/18	3,745	3,998
5.875% 1/5/21	2,580	2,912
Barclays PLC:
2.75% 11/8/19	5,118	5,026
4.375% 1/12/26	9,700	9,361
Capital One NA 2.95% 7/23/21	8,151	8,085
CIT Group, Inc.:
3.875% 2/19/19	5,000	4,975
5.5% 2/15/19 (a)	5,000	5,175
Citigroup, Inc.:
1.85% 11/24/17	12,208	12,169
2.05% 12/7/18	71,510	71,082
4.05% 7/30/22	2,865	2,920
4.4% 6/10/25	6,752	6,732
4.45% 9/29/27	6,820	6,711
4.5% 1/14/22	6,932	7,441
5.3% 5/6/44	11,751	11,776
5.5% 9/13/25	2,420	2,593
Citizens Bank NA 2.3% 12/3/18	5,551	5,558
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	5,760	5,898
4.3% 12/3/25	13,920	14,296
Credit Suisse AG 6% 2/15/18	8,864	9,384
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	21,098	19,931
3.8% 9/15/22	10,350	10,144
Credit Suisse New York Branch 1.7% 4/27/18	65,523	64,832
Discover Bank:
4.2% 8/8/23	4,147	4,213
7% 4/15/20	6,703	7,558
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,162
8.25% 3/1/38	2,385	3,359
HBOS PLC 6.75% 5/21/18 (a)	3,056	3,286
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,063
5.25% 3/14/44	2,255	2,154
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,895
ING Bank NV 5.8% 9/25/23 (a)	2,826	3,028
JPMorgan Chase & Co.:
2.2% 10/22/19	2,700	2,698
2.35% 1/28/19	2,547	2,572
3.875% 9/10/24	15,129	15,202
4.125% 12/15/26	18,426	18,694
4.25% 10/15/20	2,763	2,954
4.35% 8/15/21	18,417	19,969
4.625% 5/10/21	2,717	2,969
4.95% 3/25/20	11,055	12,041
PNC Bank NA 2.45% 11/5/20	9,934	10,011
Rabobank Nederland 4.375% 8/4/25	10,398	10,457
Regions Bank 6.45% 6/26/37	9,230	11,063
Regions Financial Corp. 2% 5/15/18	6,934	6,873
Royal Bank of Canada 4.65% 1/27/26	15,136	15,267
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	27,664	26,497
6% 12/19/23	25,238	25,496
6.1% 6/10/23	8,465	8,571
6.125% 12/15/22	28,328	29,735
Societe Generale 4.25% 4/14/25 (a)	17,200	15,857
Wells Fargo & Co. 4.48% 1/16/24	4,327	4,599
		691,403
Capital Markets - 3.0%
Affiliated Managers Group, Inc. 4.25% 2/15/24	2,258	2,327
Deutsche Bank AG 4.5% 4/1/25	12,526	10,617
Deutsche Bank AG London Branch 4.1% 1/13/26	18,090	17,623
Goldman Sachs Group, Inc.:
1.748% 9/15/17	17,322	17,309
2.625% 1/31/19	13,825	13,930
2.9% 7/19/18	9,276	9,406
5.25% 7/27/21	5,652	6,270
5.75% 1/24/22	7,392	8,399
5.95% 1/18/18	4,817	5,136
6.75% 10/1/37	24,283	27,760
Lazard Group LLC:
4.25% 11/14/20	4,700	4,823
6.85% 6/15/17	607	638
Morgan Stanley:
2.375% 7/23/19	12,012	11,986
3.7% 10/23/24	10,321	10,457
3.75% 2/25/23	8,227	8,417
3.875% 4/29/24	9,504	9,767
4.875% 11/1/22	19,366	20,418
5% 11/24/25	12,124	12,760
5.75% 1/25/21	10,138	11,395
6.625% 4/1/18	7,981	8,689
		218,127
Consumer Finance - 0.6%
Discover Financial Services:
3.85% 11/21/22	4,866	4,804
3.95% 11/6/24	4,069	3,984
5.2% 4/27/22	4,096	4,307
Ford Motor Credit Co. LLC 2.943% 1/8/19	17,950	17,989
Hyundai Capital America 2.125% 10/2/17 (a)	1,850	1,851
Synchrony Financial:
1.875% 8/15/17	1,427	1,411
3% 8/15/19	2,095	2,098
3.75% 8/15/21	3,164	3,182
4.25% 8/15/24	3,185	3,188
		42,814
Diversified Financial Services - 0.2%
IntercontinentalExchange, Inc.:
2.75% 12/1/20	2,475	2,516
3.75% 12/1/25	4,425	4,557
MSCI, Inc. 5.25% 11/15/24 (a)	10,000	10,575
		17,648
Insurance - 1.0%
AIA Group Ltd. 2.25% 3/11/19 (a)	1,290	1,291
American International Group, Inc.:
3.3% 3/1/21	3,813	3,855
4.875% 6/1/22	5,750	6,135
Aon Corp. 5% 9/30/20	2,135	2,355
Five Corners Funding Trust 4.419% 11/15/23 (a)	5,900	6,107
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (a)(b)	10,398	10,190
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,473
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,273	5,688
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,232
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	4,853	6,763
Pacific LifeCorp:
5.125% 1/30/43 (a)	5,696	5,667
6% 2/10/20 (a)	422	472
Pricoa Global Funding I 5.375% 5/15/45 (b)	6,834	6,441
Prudential Financial, Inc. 4.5% 11/16/21	2,796	3,038
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,736	1,745
4.125% 11/1/24 (a)	2,517	2,585
Unum Group 5.625% 9/15/20	4,155	4,550
		76,587
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,267	1,261
4.6% 4/1/22	1,475	1,572
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,861
AvalonBay Communities, Inc. 3.625% 10/1/20	2,721	2,843
Camden Property Trust:
2.95% 12/15/22	2,605	2,559
4.25% 1/15/24	4,889	5,220
Corporate Office Properties LP 5% 7/1/25	3,165	3,192
DDR Corp.:
3.625% 2/1/25	2,957	2,813
4.25% 2/1/26	2,697	2,677
4.625% 7/15/22	9,008	9,360
4.75% 4/15/18	4,483	4,663
7.5% 4/1/17	2,623	2,768
Duke Realty LP:
3.625% 4/15/23	3,352	3,345
3.875% 10/15/22	9,433	9,712
4.375% 6/15/22	2,822	2,973
5.95% 2/15/17	141	146
Equity One, Inc.:
3.75% 11/15/22	12,000	11,999
6% 9/15/17	3,423	3,610
ERP Operating LP 4.625% 12/15/21	7,320	8,091
Federal Realty Investment Trust 5.9% 4/1/20	1,389	1,593
Highwoods/Forsyth LP 3.2% 6/15/21	3,528	3,505
HRPT Properties Trust 6.65% 1/15/18	2,600	2,738
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,081
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	1,964	1,943
4.5% 4/1/27	1,555	1,469
4.95% 4/1/24	1,915	1,958
5.25% 1/15/26	8,152	8,255
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,392	1,348
5% 12/15/23	1,073	1,112
Weingarten Realty Investors 3.375% 10/15/22	990	987
WP Carey, Inc.:
4% 2/1/25	7,432	7,025
4.6% 4/1/24	11,566	11,710
		126,389
Real Estate Management & Development - 1.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,525
4.1% 10/1/24	6,040	5,957
4.95% 4/15/18	4,806	5,022
5.7% 5/1/17	2,243	2,330
CBRE Group, Inc. 4.875% 3/1/26	17,030	17,173
Digital Realty Trust LP 3.95% 7/1/22	4,449	4,477
Essex Portfolio LP 3.875% 5/1/24	4,176	4,305
Liberty Property LP:
3.375% 6/15/23	3,567	3,479
4.125% 6/15/22	2,421	2,499
6.625% 10/1/17	3,709	3,947
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,538
3.15% 5/15/23	7,757	6,719
4.5% 4/18/22	1,473	1,434
Mid-America Apartments LP:
4% 11/15/25	1,797	1,835
4.3% 10/15/23	1,200	1,269
6.05% 9/1/16	4,436	4,524
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,089
Tanger Properties LP:
3.75% 12/1/24	4,213	4,287
3.875% 12/1/23	2,574	2,640
6.125% 6/1/20	4,725	5,373
Ventas Realty LP 4.125% 1/15/26	2,168	2,198
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,018	2,108
		101,728

TOTAL FINANCIALS		1,274,696

HEALTH CARE - 0.5%
Biotechnology - 0.1%
AbbVie, Inc. 4.7% 5/14/45	6,560	6,557
Health Care Providers & Services - 0.3%
Express Scripts Holding Co. 4.75% 11/15/21	6,337	6,786
HCA Holdings, Inc.:
3.75% 3/15/19	4,831	4,921
4.75% 5/1/23	300	305
5.875% 3/15/22	355	381
6.5% 2/15/20	4,514	5,000
WellPoint, Inc. 3.3% 1/15/23	9,384	9,237
		26,630
Pharmaceuticals - 0.1%
Perrigo Finance PLC 3.5% 12/15/21	1,504	1,491
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,742
Zoetis, Inc. 3.25% 2/1/23	2,627	2,526
		5,759

TOTAL HEALTH CARE		38,946

INDUSTRIALS - 0.4%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	731	775
6.795% 2/2/20	40	41
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,252	1,282
8.36% 1/20/19	3,612	3,728
		5,826
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	2,260	2,244
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	3,060	2,987
3.75% 2/1/22	6,348	5,898
3.875% 4/1/21	5,850	5,660
4.25% 9/15/24	5,062	4,695
		19,240
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,984	3,238

TOTAL INDUSTRIALS		30,548

INFORMATION TECHNOLOGY - 0.4%
Software - 0.1%
Autodesk, Inc. 3.125% 6/15/20	10,043	10,085
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	6,891	6,872
4.4% 10/15/22 (a)	6,890	6,733
4.9% 10/15/25 (a)	6,891	6,537
		20,142

TOTAL INFORMATION TECHNOLOGY		30,227

MATERIALS - 1.2%
Chemicals - 0.1%
The Dow Chemical Co. 4.125% 11/15/21	4,654	4,917
Metals & Mining - 1.1%
Alcoa, Inc.:
5.125% 10/1/24	20,085	18,152
5.4% 4/15/21	9,855	9,722
Anglo American Capital PLC:
3.625% 5/14/20 (a)	6,478	5,150
4.125% 4/15/21 (a)	6,319	4,850
4.875% 5/14/25 (a)	18,378	13,967
Barrick Gold Corp. 4.1% 5/1/23	19,486	18,194
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	2,868	2,832
6.75% 10/19/75 (a)(b)	7,123	6,918
		79,785

TOTAL MATERIALS		84,702

TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
AT&T, Inc. 5.55% 8/15/41	27,220	26,744
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	263
CenturyLink, Inc.:
5.15% 6/15/17	528	541
6% 4/1/17	1,320	1,362
6.15% 9/15/19	3,260	3,350
Embarq Corp. 7.995% 6/1/36	11,427	10,856
Verizon Communications, Inc.:
3.45% 3/15/21	15,886	16,513
4.5% 9/15/20	60,362	65,645
5.012% 8/21/54	47,470	44,150
6.1% 4/15/18	6,019	6,540
6.55% 9/15/43	50,542	61,288
		237,252
UTILITIES - 1.8%
Electric Utilities - 1.1%
American Transmission Systems, Inc. 5% 9/1/44 (a)	429	430
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	8,443	9,459
6.4% 9/15/20 (a)	11,231	12,822
Entergy Corp. 4% 7/15/22	6,700	7,036
FirstEnergy Corp.:
4.25% 3/15/23	9,775	10,204
7.375% 11/15/31	13,700	17,027
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	9,648
IPALCO Enterprises, Inc. 3.45% 7/15/20	10,770	10,730
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,231
		82,587
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (a)	2,894	2,927
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,425
		4,352
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
2.9031% 9/30/66 (b)	12,726	8,553
7.5% 6/30/66 (b)	3,654	3,060
NiSource Finance Corp.:
5.45% 9/15/20	1,461	1,617
5.95% 6/15/41	4,935	5,770
Puget Energy, Inc.:
5.625% 7/15/22	7,175	8,056
6% 9/1/21	6,916	7,877
6.5% 12/15/20	2,216	2,586
Sempra Energy 6% 10/15/39	4,097	4,504
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	4,001	2,961
		44,984

TOTAL UTILITIES		131,923

TOTAL NONCONVERTIBLE BONDS
(Cost $2,712,697)		2,558,048

U.S. Government and Government Agency Obligations - 25.4%
U.S. Treasury Inflation-Protected Obligations - 5.4%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	128,537	119,672
U.S. Treasury Inflation-Indexed Notes 0.375% 7/15/25	282,040	283,265

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		402,937

U.S. Treasury Obligations - 20.0%
U.S. Treasury Bonds:
2.5% 2/15/45	$70,150	$68,377
3% 5/15/45	192,959	208,343
3% 11/15/45	34,600	37,394
U.S. Treasury Notes:
0.5% 4/30/17	385,450	384,396
0.875% 11/30/17	631,950	632,860
2% 8/15/25 (c)	144,457	147,702

TOTAL U.S. TREASURY OBLIGATIONS		1,479,072

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,839,511)		1,882,009

U.S. Government Agency - Mortgage Securities - 0.5%
Fannie Mae - 0.2%
2.302% 6/1/36 (b)	117	123
2.5% 4/1/27 to 3/1/43	1,393	1,427
2.503% 2/1/35 (b)	1,637	1,726
2.628% 7/1/37 (b)	184	195
3% 10/1/42 to 1/1/43	2,630	2,703
3.5% 11/1/25 to 9/1/42	6,114	6,447
4% 8/1/32 to 12/1/45	5,032	5,406
5.5% 4/1/39	742	847
6% 3/1/22	40	43

TOTAL FANNIE MAE		18,917

Freddie Mac - 0.2%
3% 11/1/42 to 7/1/45	1,172	1,203
3.25% 10/1/35 (b)	111	118
3.5% 3/1/45 to 6/1/45	2,469	2,596
4% 6/1/33	1,431	1,542
4.5% 7/1/25 to 3/1/44	2,540	2,758
5% 1/1/41 to 7/1/41	2,487	2,757
5.5% 11/1/33 to 8/1/38	235	266
6% 7/1/37 to 8/1/37	629	722
6.5% 9/1/39	660	767

TOTAL FREDDIE MAC		12,729

Ginnie Mae - 0.1%
3% 12/20/42 to 3/20/45	1,777	1,844
3.5% 12/20/41 to 4/20/45	2,701	2,857
4% 11/20/40 to 11/20/41	1,341	1,440
4.5% 5/20/41	806	875
5% 4/15/40	1,247	1,409

TOTAL GINNIE MAE		8,425

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $39,370)		40,071

Asset-Backed Securities - 0.8%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1266% 4/25/35 (b)	$421	$376
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.0765% 3/25/34 (b)	122	116
Airspeed Ltd. Series 2007-1A Class C1, 2.927% 6/15/32 (a)(b)	4,712	2,026
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4858% 12/25/33 (b)	29	27
Series 2004-R2 Class M3, 1.2608% 4/25/34 (b)	57	41
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2158% 3/25/34 (b)	30	27
Series 2004-W7 Class M1, 1.2608% 5/25/34 (b)	781	714
Series 2006-W4 Class A2C, 0.5958% 5/25/36 (b)	724	257
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5758% 12/25/36 (b)	1,140	776
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.6858% 3/25/32 (b)	16	15
Series 2004-3 Class M4, 1.8908% 4/25/34 (b)	40	35
Series 2004-4 Class M2, 1.2308% 6/25/34 (b)	62	56
Fannie Mae Series 2004-T5 Class AB3, 1.1189% 5/28/35 (b)	25	21
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6015% 8/25/34 (b)	231	218
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.2515% 3/25/34 (b)	6	5
Fremont Home Loan Trust Series 2005-A Class M4, 1.4465% 1/25/35 (b)	220	118
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0091% 2/25/47 (a)(b)	930	823
GE Business Loan Trust Series 2006-2A:
Class A, 0.6093% 11/15/34 (a)(b)	394	373
Class B, 0.7105% 11/15/34 (a)(b)	143	126
Class C, 0.8105% 11/15/34 (a)(b)	236	205
Class D, 1.1805% 11/15/34 (a)(b)	113	94
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	5,126	5,115
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	142	4
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.7558% 8/25/33 (b)	119	110
Series 2003-3 Class M1, 1.7258% 8/25/33 (b)	277	258
Series 2003-5 Class A2, 1.1358% 12/25/33 (b)	21	19
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6165% 1/25/37 (b)	913	586
Invitation Homes Trust Series 2015-SFR3 Class E, 4.1755% 8/17/32 (a)(b)	3,002	2,796
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.5658% 11/25/36 (b)	30	30
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9331% 12/27/29 (b)	52	52
Series 2006-A Class 2C, 1.7531% 3/27/42 (b)	1,605	823
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7265% 5/25/37 (b)	198	6
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.1858% 7/25/34 (b)	51	42
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4015% 7/25/34 (b)	127	119
Series 2006-FM1 Class A2B, 0.5458% 4/25/37 (b)	75	74
Series 2006-OPT1 Class A1A, 0.9465% 6/25/35 (b)	841	805
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.1158% 8/25/34 (b)	36	32
Series 2004-NC6 Class M3, 2.6108% 7/25/34 (b)	343	302
Series 2004-NC8 Class M6, 2.3108% 9/25/34 (b)	380	350
Series 2005-NC1 Class M1, 1.0958% 1/25/35 (b)	155	138
Series 2005-NC2 Class B1, 2.1908% 3/25/35 (b)	106	2
Nationstar HECM Loan Trust Series 2016-1A Class A, 3.1294% 2/25/26 (a)	8,220	8,220
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.9365% 9/25/35 (b)	903	822
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.3015% 9/25/34 (b)	337	307
Class M4, 2.6015% 9/25/34 (b)	433	292
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2265% 4/25/33 (b)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.462% 6/15/33 (b)	357	348
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.1608% 9/25/34 (b)	33	27
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2865% 9/25/34 (b)	18	15
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (a)(b)	1,761	863
Truman Capital Mortgage Loan Trust Series 2014-NPL3 Class A1, 3.125% 4/25/53 (a)	1,057	1,056
Vericrest Opportunity Loan Transferee Series 2014-NPL9 Class A1, 3.375% 11/25/54 (a)	4,465	4,427
Vericrest Opportunity Loan Trust:
Series 2014-NP10 Class A1, 3.375% 10/25/54 (a)	4,305	4,267
Series 2014-NP11 Class A1, 3.875% 4/25/55 (a)	5,297	5,268
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (a)	16,274	16,028
TOTAL ASSET-BACKED SECURITIES
(Cost $59,766)		60,055

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.3%
CSMC Series 2014-3R:
Class 2A1, 1.1216% 5/27/37 (a)(b)	8,034	7,580
Class AA1, 0.7754% 5/27/37 (a)(b)	5,753	5,298
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6557% 10/25/34 (b)	236	227
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5961% 8/25/36 (b)	595	511
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6365% 5/25/47 (b)	214	197
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6058% 2/25/37 (b)	419	371
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	6,253	6,250
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7165% 7/25/35 (b)	545	515
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.7735% 6/10/35 (a)(b)	183	163
Class B6, 3.2735% 6/10/35 (a)(b)	243	219
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (b)	14	14
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.7237% 4/25/33 (b)	63	61
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $21,198)		21,406

Commercial Mortgage Securities - 5.3%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5885% 2/14/43 (b)(d)	266	2
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (b)	3,835	3,838
Series 2006-6 Class A3, 5.369% 10/10/45	377	377
Series 2007-2 Class A4, 5.79% 4/10/49 (b)	4,000	4,057
Series 2007-3 Class A4, 5.7423% 6/10/49 (b)	1,836	1,885
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.7108% 12/25/33 (a)(b)	23	20
Series 2005-3A:
Class A2, 0.8358% 11/25/35 (a)(b)	185	159
Class M1, 0.8758% 11/25/35 (a)(b)	50	42
Class M2, 0.9258% 11/25/35 (a)(b)	37	30
Class M3, 0.9458% 11/25/35 (a)(b)	33	25
Class M4, 1.0358% 11/25/35 (a)(b)	42	31
Series 2005-4A:
Class A2, 0.8258% 1/25/36 (a)(b)	466	398
Class B1, 1.8358% 1/25/36 (a)(b)	25	17
Class M1, 0.8858% 1/25/36 (a)(b)	150	119
Class M2, 0.9058% 1/25/36 (a)(b)	57	44
Class M3, 0.9358% 1/25/36 (a)(b)	82	61
Class M4, 1.0458% 1/25/36 (a)(b)	46	33
Class M5, 1.0858% 1/25/36 (a)(b)	46	33
Class M6, 1.1358% 1/25/36 (a)(b)	49	35
Series 2006-1:
Class A2, 0.7958% 4/25/36 (a)(b)	91	77
Class M1, 0.8158% 4/25/36 (a)(b)	55	44
Class M2, 0.8358% 4/25/36 (a)(b)	58	46
Class M3, 0.8558% 4/25/36 (a)(b)	50	39
Class M4, 0.9558% 4/25/36 (a)(b)	29	22
Class M5, 0.9958% 4/25/36 (a)(b)	28	19
Class M6, 1.0758% 4/25/36 (a)(b)	55	38
Series 2006-2A:
Class M1, 0.7458% 7/25/36 (a)(b)	79	61
Class M2, 0.7658% 7/25/36 (a)(b)	55	43
Class M3, 0.7858% 7/25/36 (a)(b)	46	35
Class M4, 0.8558% 7/25/36 (a)(b)	53	41
Class M5, 0.9058% 7/25/36 (a)(b)	38	28
Series 2006-3A Class M4, 0.8658% 10/25/36 (a)(b)	24	3
Series 2006-4A:
Class A2, 0.7058% 12/25/36 (a)(b)	1,386	1,178
Class M1, 0.7258% 12/25/36 (a)(b)	111	84
Class M2, 0.7458% 12/25/36 (a)(b)	74	51
Class M3, 0.7758% 12/25/36 (a)(b)	75	45
Series 2007-1 Class A2, 0.7058% 3/25/37 (a)(b)	284	240
Series 2007-2A:
Class A1, 0.7058% 7/25/37 (a)(b)	828	695
Class A2, 0.7558% 7/25/37 (a)(b)	775	614
Class M1, 0.8058% 7/25/37 (a)(b)	264	200
Class M2, 0.8458% 7/25/37 (a)(b)	172	121
Class M3, 0.9258% 7/25/37 (a)(b)	133	84
Series 2007-3:
Class A2, 0.7258% 7/25/37 (a)(b)	286	228
Class M1, 0.7458% 7/25/37 (a)(b)	152	114
Class M2, 0.7758% 7/25/37 (a)(b)	162	116
Class M3, 0.8058% 7/25/37 (a)(b)	261	128
Class M4, 0.9358% 7/25/37 (a)(b)	411	198
Class M5, 1.0358% 7/25/37 (a)(b)	194	41
Series 2007-4A Class M1, 1.3716% 9/25/37 (a)(b)	105	26
C-BASS Trust floater Series 2006-SC1 Class A, 0.7058% 5/25/36 (a)(b)	115	110
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.4255% 12/15/27 (a)(b)	2,535	2,376
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A5, 5.617% 10/15/48	1,951	1,963
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.2805% 4/15/17 (a)(b)	100	99
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8888% 6/15/39 (b)	9,617	9,855
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	731	754
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0.0141% 9/15/34 (a)(b)(d)	1	0
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	13,627
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	17,140	17,505
Series 2006-GG7 Class A4, 6.0483% 7/10/38 (b)	895	897
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,232	2,256
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	1,300	1,296
Class DFX, 4.4065% 11/5/30 (a)	11,967	11,930
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	3,665	3,712
Series 2007-CB18 Class A4, 5.44% 6/12/47	11,989	12,232
Series 2007-LD11 Class A4, 5.9599% 6/15/49 (b)	97,451	99,394
Series 2007-CB19:
Class B, 5.8888% 2/12/49 (b)	93	22
Class C, 5.8888% 2/12/49 (b)	245	16
Class D, 5.8888% 2/12/49 (b)	176	0
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (b)	60	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9% 7/15/44 (b)	3,666	3,794
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A2, 5.3% 11/15/38	135	136
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.9178% 1/12/44 (a)(b)	288	288
Series 2007-C1 Class A4, 6.0317% 6/12/50 (b)	4,145	4,262
Series 2008-C1 Class A4, 5.69% 2/12/51	1,652	1,735
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (b)	2,436	2,464
Series 2007-6 Class A4, 5.485% 3/12/51(b)	26,699	27,310
Series 2007-7 Class A4, 5.81% 6/12/50 (b)	4,641	4,799
Series 2007-6 Class B, 5.635% 3/12/51 (b)	1,095	307
Series 2007-8 Class A3, 6.0719% 8/12/49 (b)	943	979
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.631% 7/15/19 (a)(b)	227	224
Series 2007-XLFA:
Class D, 0.6155% 10/15/20 (a)(b)	176	176
Class E, 0.6755% 10/15/20 (a)(b)	528	528
Class F, 0.7255% 10/15/20 (a)(b)	397	397
Class G, 0.7655% 10/15/20 (a)(b)	491	491
Class H, 0.8555% 10/15/20 (a)(b)	309	309
Class J, 1.0055% 10/15/20 (a)(b)	179	173
sequential payer Series 2007-IQ15 Class A4, 6.1142% 6/11/49 (b)	19,548	20,249
Series 2007-IQ14 Class A4, 5.692% 4/15/49	19,062	19,513
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	175	53
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	31,636
Series 2007-C31 Class A4, 5.509% 4/15/47	32,250	32,868
Series 2007-C32 Class A3, 5.8991% 6/15/49 (b)	16,199	16,549
Series 2007-C33 Class A4, 6.1491% 2/15/51 (b)	29,756	30,733
Series 2007-C32:
Class D, 5.8991% 6/15/49 (b)	823	562
Class E, 5.8991% 6/15/49 (b)	1,297	650
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $419,085)		395,094

Municipal Securities - 1.9%
Chicago Gen. Oblig.:
(Taxable Proj.):	$	$
Series 2010 C1, 7.781% 1/1/35	1,510	1,638
Series 2012 B, 5.432% 1/1/42	5,580	4,614
6.314% 1/1/44	29,170	26,396
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	3,515	3,603
4.95% 6/1/23	10,235	10,658
5.1% 6/1/33	40,020	37,207
Series 2010 5, 6.2% 7/1/21	3,205	3,491
Series 2010-1, 6.63% 2/1/35	4,420	4,788
Series 2010-3:
6.725% 4/1/35	5,880	6,442
7.35% 7/1/35	3,010	3,310
Series 2011:
5.365% 3/1/17	195	202
5.665% 3/1/18	7,610	8,035
5.877% 3/1/19	18,645	20,154
Series 2013:
1.84% 12/1/16	4,160	4,183
3.6% 12/1/19	3,585	3,621
TOTAL MUNICIPAL SECURITIES
(Cost $145,006)		138,342

Foreign Government and Government Agency Obligations - 0.1%
United Mexican States 3.5% 1/21/21 (Cost $6,958)	$6,991	$7,201

Bank Notes - 0.7%
Discover Bank:
(Delaware) 3.2% 8/9/21	$8,981	$8,921
3.1% 6/4/20	8,842	8,794
8.7% 11/18/19	1,409	1,615
KeyBank NA 6.95% 2/1/28	1,344	1,740
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,167
Regions Bank 7.5% 5/15/18	18,321	20,194
TOTAL BANK NOTES
(Cost $47,144)		48,431
	Shares	Value (000s)

Fixed-Income Funds - 27.5%
Fidelity Mortgage Backed Securities Central Fund (e)	14,889,461	$1,639,032
Fidelity Specialized High Income Central Fund (e)	4,192,663	397,800
TOTAL FIXED-INCOME FUNDS
(Cost $2,024,960)		2,036,832
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Barclays Bank PLC 7.625% 11/21/22 (Cost $11,925)	10,602	10,946
	Shares	Value (000s)

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.40% (f)
(Cost $185,683)	185,682,900	185,683
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $7,513,303)		7,384,118
NET OTHER ASSETS (LIABILITIES) - 0.2%		17,362
NET ASSETS - 100%		$7,401,480

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 3/1/46	$(500)	$(524)
4% 3/1/46	(1,600)	(1,707)
TOTAL TBA SALE COMMITMENTS
(Proceeds $2,233)		$(2,231)

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swaps
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	USD 6,500	$175	$(188)	$(13)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	USD 4,085	121	(144)	(23)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	USD 6,500	(15)	(312)	(327)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	USD 6,500	(15)	(268)	(283)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	USD 3,825	(183)	21	(162)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	USD 3,823	(183)	57	(126)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	USD 5,500	(32)	(50)	(82)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	USD 3,823	(23)	(79)	(102)
TOTAL BUY PROTECTION						(155)	(963)	(1,118)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Caa2	Apr. 2032	Merrill Lynch International	4.29%	USD 50	(5)	0	(5)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	USD 131	(10)	0	(10)
TOTAL SELL PROTECTION						(15)	0	(15)

TOTAL CREDIT DEFAULT SWAPS						$(170)	$(963)	$(1,133)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

For the period, the average monthly notional amount for swaps in the aggregate was $40,850,000.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $360,426,000 or 4.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $2,107,000.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$282
Fidelity Mortgage Backed Securities Central Fund	18,347
Fidelity Specialized High Income Central Fund	11,533
Total	$30,162

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,190,488	$435,665	$--	$1,639,032	28.3%
Fidelity Specialized High Income Central Fund	413,534	11,533	--	397,800	50.1%
Total	$1,604,022	$447,198	$--	$2,036,832

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$2,558,048	$--	$2,558,048	$--
U.S. Government and Government Agency Obligations	1,882,009	--	1,882,009	--
U.S. Government Agency - Mortgage Securities	40,071	--	40,071	--
Asset-Backed Securities	60,055	--	55,804	4,251
Collateralized Mortgage Obligations	21,406	--	21,406	--
Commercial Mortgage Securities	395,094	--	395,038	56
Municipal Securities	138,342	--	138,342	--
Foreign Government and Government Agency Obligations	7,201	--	7,201	--
Bank Notes	48,431	--	48,431	--
Fixed-Income Funds	2,036,832	2,036,832	--	--
Preferred Securities	10,946	--	10,946	--
Money Market Funds	185,683	185,683	--	--
Total Investments in Securities:	$7,384,118	$2,222,515	$5,157,296	$4,307
Derivative Instruments:
Assets
Swaps	$296	$--	$296	$--
Total Assets	$296	$--	$296	$--
Liabilities
Swaps	$(466)	$--	$(466)	$--
Total Liabilities	$(466)	$--	$(466)	$--
Total Derivative Instruments:	$(170)	$--	$(170)	$--
Other Financial Instruments:
TBA Sale Commitments	$(2,231)	$--	$(2,231)	$--
Total Other Financial Instruments:	$(2,231)	$--	$(2,231)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Credit Risk
Swaps(a)	$296	$(466)
Total Credit Risk	296	(466)
Total Value of Derivatives	$296	$(466)

 (a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,302,660)	$5,161,603
Fidelity Central Funds (cost $2,210,643)	2,222,515
Total Investments (cost $7,513,303)		$7,384,118
Cash		404
Receivable for investments sold		1,042
Receivable for TBA sale commitments		2,233
Receivable for fund shares sold		10,158
Interest receivable		42,152
Distributions receivable from Fidelity Central Funds		5,415
Bi-lateral OTC swaps, at value		296
Other receivables		123
Total assets		7,445,941
Liabilities
Payable for investments purchased	$32,557
TBA sale commitments, at value	2,231
Payable for fund shares redeemed	5,001
Distributions payable	1,273
Bi-lateral OTC swaps, at value	466
Accrued management fee	1,892
Distribution and service plan fees payable	44
Other affiliated payables	873
Other payables and accrued expenses	124
Total liabilities		44,461
Net Assets		$7,401,480
Net Assets consist of:
Paid in capital		$7,683,956
Undistributed net investment income		2,911
Accumulated undistributed net realized gain (loss) on investments		(155,071)
Net unrealized appreciation (depreciation) on investments		(130,316)
Net Assets		$7,401,480
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($75,327 ÷ 9,870.1 shares)		$7.63
Maximum offering price per share (100/96.00 of $7.63)		$7.95
Class T:
Net Asset Value and redemption price per share ($19,505 ÷ 2,554.5 shares)		$7.64
Maximum offering price per share (100/96.00 of $7.64)		$7.96
Class B:
Net Asset Value and offering price per share ($1,342 ÷ 175.6 shares)(a)		$7.64
Class C:
Net Asset Value and offering price per share ($28,423 ÷ 3,719.5 shares)(a)		$7.64
Investment Grade Bond:
Net Asset Value, offering price and redemption price per share ($6,771,901 ÷ 886,676.1 shares)		$7.64
Class I:
Net Asset Value, offering price and redemption price per share ($504,982 ÷ 66,047.6 shares)		$7.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2016 (Unaudited)
Investment Income
Dividends		$404
Interest		88,599
Income from Fidelity Central Funds		30,162
Total income		119,165
Expenses
Management fee	$11,030
Transfer agent fees	3,726
Distribution and service plan fees	263
Fund wide operations fee	1,368
Independent trustees' compensation	15
Miscellaneous	5
Total expenses before reductions	16,407
Expense reductions	(1)	16,406
Net investment income (loss)		102,759
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,748)
Swaps	(447)
Total net realized gain (loss)		(3,195)
Change in net unrealized appreciation (depreciation) on: Investment securities	(101,267)
Swaps	984
Delayed delivery commitments	3
Total change in net unrealized appreciation (depreciation)		(100,280)
Net gain (loss)		(103,475)
Net increase (decrease) in net assets resulting from operations		$(716)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$102,759	$183,601
Net realized gain (loss)	(3,195)	36,769
Change in net unrealized appreciation (depreciation)	(100,280)	(212,553)
Net increase (decrease) in net assets resulting from operations	(716)	7,817
Distributions to shareholders from net investment income	(101,578)	(172,192)
Share transactions - net increase (decrease)	678,140	918,360
Total increase (decrease) in net assets	575,846	753,985
Net Assets
Beginning of period	6,825,634	6,071,649
End of period (including undistributed net investment income of $2,911 and undistributed net investment income of $1,730, respectively)	$7,401,480	$6,825,634

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class A

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.74	$7.93	$7.64	$7.98	$7.66	$7.47
Income from Investment Operations
Net investment income (loss)A	.099	.203	.197	.152	.207	.220
Net realized and unrealized gain (loss)	(.111)	(.204)	.270	(.350)	.315	.183
Total from investment operations	(.012)	(.001)	.467	(.198)	.522	.403
Distributions from net investment income	(.098)	(.189)	(.177)	(.142)	(.202)	(.213)
Net asset value, end of period	$7.63	$7.74	$7.93	$7.64	$7.98	$7.66
Total ReturnB,C,D	(.15)%	(.04)%	6.17%	(2.52)%	6.91%	5.49%
Ratios to Average Net AssetsE,F
Expenses before reductions	.78%G	.77%	.78%	.77%	.78%	.78%
Expenses net of fee waivers, if any	.78%G	.77%	.78%	.77%	.78%	.78%
Expenses net of all reductions	.78%G	.77%	.78%	.77%	.78%	.78%
Net investment income (loss)	2.60%G	2.57%	2.52%	1.91%	2.66%	2.94%
Supplemental Data
Net assets, end of period (in millions)	$75	$78	$70	$82	$110	$101
Portfolio turnover rateH	72%G	182%	218%	307%	276%	275%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class T

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.75	$7.94	$7.64	$7.98	$7.66	$7.47
Income from Investment Operations
Net investment income (loss)A	.098	.201	.196	.150	.205	.218
Net realized and unrealized gain (loss)	(.112)	(.205)	.280	(.349)	.314	.182
Total from investment operations	(.014)	(.004)	.476	(.199)	.519	.400
Distributions from net investment income	(.096)	(.186)	(.176)	(.141)	(.199)	(.210)
Net asset value, end of period	$7.64	$7.75	$7.94	$7.64	$7.98	$7.66
Total ReturnB,C,D	(.17)%	(.07)%	6.29%	(2.54)%	6.88%	5.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	.82%G	.80%	.79%	.79%	.81%	.81%
Expenses net of fee waivers, if any	.82%G	.80%	.79%	.79%	.81%	.81%
Expenses net of all reductions	.82%G	.80%	.79%	.79%	.81%	.81%
Net investment income (loss)	2.56%G	2.54%	2.51%	1.90%	2.63%	2.91%
Supplemental Data
Net assets, end of period (in millions)	$20	$21	$27	$41	$39	$38
Portfolio turnover rateH	72%G	182%	218%	307%	276%	275%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class B

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.75	$7.94	$7.65	$7.99	$7.67	$7.48
Income from Investment Operations
Net investment income (loss)A	.071	.146	.140	.094	.151	.165
Net realized and unrealized gain (loss)	(.111)	(.205)	.270	(.350)	.314	.182
Total from investment operations	(.040)	(.059)	.410	(.256)	.465	.347
Distributions from net investment income	(.070)	(.131)	(.120)	(.084)	(.145)	(.157)
Net asset value, end of period	$7.64	$7.75	$7.94	$7.65	$7.99	$7.67
Total ReturnB,C,D	(.51)%	(.76)%	5.40%	(3.22)%	6.14%	4.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.51%G	1.50%	1.50%	1.50%	1.50%	1.51%
Expenses net of fee waivers, if any	1.51%G	1.50%	1.50%	1.50%	1.50%	1.51%
Expenses net of all reductions	1.51%G	1.50%	1.50%	1.50%	1.50%	1.51%
Net investment income (loss)	1.87%G	1.84%	1.80%	1.18%	1.94%	2.21%
Supplemental Data
Net assets, end of period (in millions)	$1	$2	$3	$4	$7	$8
Portfolio turnover rateH	72%G	182%	218%	307%	276%	275%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class C

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.75	$7.94	$7.65	$7.99	$7.67	$7.48
Income from Investment Operations
Net investment income (loss)A	.070	.143	.139	.092	.149	.164
Net realized and unrealized gain (loss)	(.111)	(.204)	.270	(.349)	.315	.182
Total from investment operations	(.041)	(.061)	.409	(.257)	.464	.346
Distributions from net investment income	(.069)	(.129)	(.119)	(.083)	(.144)	(.156)
Net asset value, end of period	$7.64	$7.75	$7.94	$7.65	$7.99	$7.67
Total ReturnB,C,D	(.53)%	(.79)%	5.38%	(3.24)%	6.11%	4.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.54%G	1.52%	1.51%	1.52%	1.52%	1.53%
Expenses net of fee waivers, if any	1.54%G	1.52%	1.51%	1.52%	1.52%	1.53%
Expenses net of all reductions	1.54%G	1.52%	1.51%	1.52%	1.52%	1.53%
Net investment income (loss)	1.84%G	1.81%	1.78%	1.16%	1.92%	2.19%
Supplemental Data
Net assets, end of period (in millions)	$28	$28	$36	$29	$44	$31
Portfolio turnover rateH	72%G	182%	218%	307%	276%	275%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.75	$7.94	$7.65	$7.98	$7.67	$7.47
Income from Investment Operations
Net investment income (loss)A	.111	.228	.222	.177	.233	.245
Net realized and unrealized gain (loss)	(.111)	(.204)	.270	(.339)	.304	.192
Total from investment operations	–	.024	.492	(.162)	.537	.437
Distributions from net investment income	(.110)	(.214)	(.202)	(.168)	(.227)	(.237)
Net asset value, end of period	$7.64	$7.75	$7.94	$7.65	$7.98	$7.67
Total ReturnB,C	.01%	.28%	6.51%	(2.08)%	7.12%	5.97%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.92%F	2.89%	2.85%	2.23%	2.99%	3.27%
Supplemental Data
Net assets, end of period (in millions)	$6,772	$6,207	$5,520	$5,395	$4,876	$4,670
Portfolio turnover rateG	72%F	182%	218%	307%	276%	275%H

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class I

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.76	$7.95	$7.65	$7.99	$7.67	$7.48
Income from Investment Operations
Net investment income (loss)A	.110	.224	.218	.171	.229	.240
Net realized and unrealized gain (loss)	(.112)	(.204)	.280	(.348)	.315	.184
Total from investment operations	(.002)	.020	.498	(.177)	.544	.424
Distributions from net investment income	(.108)	(.210)	(.198)	(.163)	(.224)	(.234)
Net asset value, end of period	$7.65	$7.76	$7.95	$7.65	$7.99	$7.67
Total ReturnB,C	(.02)%	.23%	6.58%	(2.26)%	7.20%	5.79%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.51%	.52%	.50%	.48%
Expenses net of fee waivers, if any	.50%F	.50%	.51%	.52%	.50%	.48%
Expenses net of all reductions	.50%F	.50%	.51%	.52%	.50%	.48%
Net investment income (loss)	2.87%F	2.84%	2.79%	2.17%	2.94%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$505	$490	$417	$416	$100	$91
Portfolio turnover rateG	72%F	182%	218%	307%	276%	275%H

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$173,270
Gross unrealized depreciation	(297,398)
Net unrealized appreciation (depreciation) on securities	$(124,128)
Tax cost	$7,508,246

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(67,932)
No expiration
Short-term	(27,696)
Total capital loss carryforward	$(95,628)

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps(a)	$(447)	$984

 (a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $965,751 and $312,495, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$94	$1
Class T	-%	.25%	25	–(a)
Class B	.65%	.25%	7	5
Class C	.75%	.25%	137	14
			$263	$ 20

 (a) In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3
Class T	1
Class B(a)	–(b)
Class C(a)	1
$5

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$65.17
Class T	22.22
Class B	2.25
Class C	25.18
Investment Grade Bond	3,242.10
Class I	370.15
	$3,726

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $12.

9. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of class-level operating expenses as follows:

Amount
Class A	$1

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Class A	$964	$1,892
Class T	253	567
Class B	15	36
Class C	246	518
Investment Grade Bond	93,220	157,505
Class I	6,880	11,674
Total	$101,578	$172,192

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Class A
Shares sold	1,729	3,788	$13,247	$29,943
Reinvestment of distributions	120	227	917	1,793
Shares redeemed	(2,075)	(2,751)	(15,932)	(21,720)
Net increase (decrease)	(226)	1,264	$(1,768)	$10,016
Class T
Shares sold	242	480	$1,859	$3,799
Reinvestment of distributions	32	69	243	544
Shares redeemed	(466)	(1,167)	(3,580)	(9,201)
Net increase (decrease)	(192)	(618)	$(1,478)	$(4,858)
Class B
Shares sold	20	13	$141	$100
Reinvestment of distributions	1	3	11	28
Shares redeemed	(78)	(109)	(595)	(863)
Net increase (decrease)	(57)	(93)	$(443)	$(735)
Class C
Shares sold	840	1,046	$6,418	$8,293
Reinvestment of distributions	27	55	206	436
Shares redeemed	(770)	(1,973)	(5,912)	(15,576)
Net increase (decrease)	97	(872)	$712	$(6,847)
Investment Grade Bond
Shares sold	162,944	224,972	$1,249,680	$1,777,537
Reinvestment of distributions	11,183	18,120	85,714	143,231
Shares redeemed	(88,503)	(137,307)	(676,480)	(1,084,234)
Net increase (decrease)	85,624	105,785	$658,914	$836,534
Class I
Shares sold	7,320	22,871	$56,038	$181,045
Reinvestment of distributions	784	1,292	6,013	10,222
Shares redeemed	(5,198)	(13,483)	(39,848)	(107,017)
Net increase (decrease)	2,906	10,680	$22,203	$84,250

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Class A	.78%
Actual		$1,000.00	$998.50	$3.88
Hypothetical-C		$1,000.00	$1,020.98	$3.92
Class T	.82%
Actual		$1,000.00	$998.30	$4.07
Hypothetical-C		$1,000.00	$1,020.79	$4.12
Class B	1.51%
Actual		$1,000.00	$994.90	$7.49
Hypothetical-C		$1,000.00	$1,017.35	$7.57
Class C	1.54%
Actual		$1,000.00	$994.70	$7.64
Hypothetical-C		$1,000.00	$1,017.21	$7.72
Investment Grade Bond	.45%
Actual		$1,000.00	$1,000.10	$2.24
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class I	.50%
Actual		$1,000.00	$999.80	$2.49
Hypothetical-C		$1,000.00	$1,022.38	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in January 2015.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Investment Grade Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered the total expense ratio of the fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the fund or class, as applicable.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AIGBI-SANN-0416
1.779359.113

Fidelity® Conservative Income Bond Fund Fidelity® Conservative Income Bond Fund and Institutional Class Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 2/29/16	% of fund's investments 8/31/15
0 - 30	30.3	29.2
31 - 90	25.0	18.3
91 - 180	6.9	8.9
181 - 397	6.9	11.2
> 397	30.9	32.4

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and permissible maturity shortening features other than interest rates.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	0.7	0.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	0.3	0.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with short durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a short average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016*
Corporate Bonds	75.3%
U.S. Treasury Obligations	3.7%
Municipal Securities	5.2%
Certificates of Deposit	1.5%
Cash and Cash Equivalents	14.5%
Net Other Assets (Liabilities)**	(0.2)%

 * Foreign investments - 35.4%

 ** Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2015*
Corporate Bonds	74.6%
Municipal Securities	12.0%
Bank Notes	1.5%
Certificates of Deposit	3.3%
Cash and Cash Equivalents	8.8%
Net Other Assets (Liabilities)**	(0.2)%

 * Foreign investments - 38.1%

 ** Net Other Assets (Liabilities) are not included in the pie chart

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 75.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.7%
Automobiles - 3.4%
American Honda Finance Corp. 1.4432% 2/22/19 (a)	$20,694,000	$20,720,323
Daimler Finance North America LLC:
0.8362% 3/2/18 (a)(b)	20,000,000	19,729,700
1.2956% 8/1/16 (a)(b)	14,870,000	14,868,067
1.3286% 8/3/17 (a)(b)	12,500,000	12,461,550
Volkswagen Group of America Finance LLC:
0.8382% 5/23/16 (a)(b)	11,590,000	11,545,761
0.9882% 5/23/17 (a)(b)	6,435,000	6,297,278
Volkswagen International Finance NV 2.875% 4/1/16 (b)	49,550,000	49,585,081
		135,207,760
Media - 0.3%
NBCUniversal Enterprise, Inc. 1.307% 4/15/18 (a)(b)	12,667,000	12,629,442

TOTAL CONSUMER DISCRETIONARY		147,837,202

CONSUMER STAPLES - 1.7%
Beverages - 1.5%
Anheuser-Busch InBev Finance, Inc. 0.4179% 1/27/17 (a)	20,325,000	20,271,159
PepsiCo, Inc. 1.2015% 2/22/19 (a)	40,000,000	40,080,240
		60,351,399
Tobacco - 0.2%
Philip Morris International, Inc. 1.25% 8/11/17	6,387,000	6,401,690

TOTAL CONSUMER STAPLES		66,753,089

ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
BP Capital Markets PLC:
0.971% 2/10/17 (a)	6,853,000	6,798,868
3.2% 3/11/16	11,200,000	11,205,264
Enbridge, Inc. 0.8662% 6/2/17 (a)	12,465,000	11,912,663
Exxon Mobil Corp. 1.3088% 3/1/18 (a)	20,000,000	20,000,000
Shell International Finance BV 0.941% 5/10/17 (a)	10,000,000	9,939,870
TransCanada PipeLines Ltd.:
1.2831% 6/30/16 (a)	14,084,000	14,055,128
1.625% 11/9/17	20,000,000	19,647,580
		93,559,373
FINANCIALS - 61.0%
Banks - 52.2%
ABN AMRO Bank NV 1.4211% 10/28/16 (a)(b)	77,659,000	77,777,042
ABN AMRO Bank NV Amsterdam BRH 0.862% 6/6/16 (a)(b)	49,100,000	49,100,540
ANZ Banking Group Ltd. 1.3682% 11/16/18 (a)(b)	20,000,000	19,904,996
Bank of America Corp.:
0.8836% 10/14/16 (a)	25,180,000	25,108,967
1.2391% 8/25/17 (a)	18,000,000	17,873,118
1.4055% 3/22/16 (a)	51,140,000	51,152,529
3.75% 7/12/16	35,000,000	35,337,050
Bank of America NA:
0.902% 6/5/17 (a)	20,000,000	19,932,500
1.0402% 5/8/17 (a)	5,000,000	4,986,990
Bank of Montreal 1.2169% 4/9/18 (a)	4,000,000	3,992,784
Bank of Nova Scotia 1.452% 1/15/19 (a)	19,500,000	19,455,969
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.772% 9/8/17 (a)(b)	10,370,000	10,316,781
0.8965% 3/10/17 (a)(b)	41,655,000	41,551,446
1.002% 3/5/18 (a)(b)	14,900,000	14,782,320
1.087% 9/9/16 (a)(b)	7,550,000	7,556,508
1.522% 9/14/18 (a)(b)	9,610,000	9,640,070
Banque Federative du Credit Mutuel SA:
1.4711% 10/28/16 (a)(b)	87,275,000	87,431,135
1.4738% 1/20/17 (a)(b)	62,375,000	62,543,413
Barclays Bank PLC:
1.1982% 2/17/17 (a)	1,370,000	1,366,509
5% 9/22/16	54,000,000	55,122,444
BB&T Corp. 1.372% 6/15/18 (a)	5,075,000	5,069,834
BNP Paribas SA 1.092% 12/12/16 (a)	35,000,000	35,023,100
BPCE SA:
1.1882% 11/18/16 (a)	12,900,000	12,899,626
1.471% 2/10/17 (a)	27,875,000	27,933,733
1.7% 4/25/16	16,710,000	16,730,386
1.8686% 4/25/16 (a)	132,245,000	132,443,896
Branch Banking & Trust Co. 0.8442% 12/1/16 (a)	10,000,000	9,985,510
Capital One NA:
1.0355% 3/22/16 (a)	10,000,000	9,998,330
1.3006% 2/5/18 (a)	16,125,000	16,050,309
1.7682% 8/17/18 (a)	30,000,000	30,211,470
Citigroup, Inc.:
1.2982% 11/15/16 (a)	18,000,000	17,979,264
1.3% 4/1/16	3,000,000	3,001,041
1.3113% 4/27/18 (a)	10,000,000	9,892,500
1.4022% 4/1/16 (a)	50,549,000	50,566,439
1.4981% 7/30/18 (a)	25,000,000	24,764,450
1.5786% 7/25/16 (a)	40,000,000	40,054,000
Commonwealth Bank of Australia:
1.0695% 9/20/16 (a)(b)	17,000,000	17,023,562
1.4026% 11/2/18 (a)(b)	22,500,000	22,417,133
Credit Agricole SA:
1.4622% 10/3/16 (a)(b)	22,920,000	22,964,488
1.625% 4/15/16 (b)	5,250,000	5,255,035
1.782% 4/15/16 (a)(b)	55,580,000	55,607,401
Credit Suisse New York Branch 1.1246% 5/26/17 (a)	72,585,000	72,188,976
Fifth Third Bank:
1.1282% 11/18/16 (a)	24,825,000	24,844,041
1.15% 11/18/16	22,555,000	22,562,646
1.5282% 8/20/18 (a)	30,000,000	29,937,000
HSBC U.S.A., Inc. 0.8722% 3/3/17 (a)	39,637,000	39,588,960
Huntington National Bank 1.0436% 4/24/17 (a)	20,000,000	19,885,880
ING Bank NV:
1.0678% 3/16/18 (a)(b)	26,550,000	26,387,036
1.402% 3/7/16 (a)(b)	41,934,000	41,936,768
4% 3/15/16 (b)	3,000,000	3,003,465
Intesa Sanpaolo SpA 2.375% 1/13/17	3,000,000	3,009,522
JP Morgan Chase Bank NA 0.902% 6/14/17 (a)	30,000,000	29,911,560
JPMorgan Chase & Co.:
1.35% 2/15/17	10,000,000	10,002,870
3.15% 7/5/16	40,020,000	40,329,795
3.45% 3/1/16	42,000,000	42,000,000
KeyBank NA:
0.9342% 6/1/18 (a)	18,000,000	17,877,024
1.1191% 11/25/16 (a)	24,307,000	24,289,061
Lloyds Bank PLC:
1.1682% 5/14/18 (a)	30,000,000	29,656,830
1.6213% 1/22/19 (a)	20,000,000	20,055,920
Manufacturers & Traders Trust Co. 0.752% 3/7/16 (a)	24,780,000	24,779,257
Mizuho Bank Ltd. 1.2431% 3/26/18 (a)(b)	25,000,000	24,897,775
MUFG Americas Holdings Corp. 1.1897% 2/9/18 (a)	7,000,000	6,952,400
MUFG Union Bank NA:
1.3531% 9/26/16 (a)	29,615,000	29,649,265
1.5% 9/26/16	5,809,000	5,821,025
Nordea Bank AB 1.3658% 9/17/18 (a)(b)	18,000,000	17,957,610
PNC Bank NA 0.8342% 6/1/18 (a)	10,000,000	9,942,590
Royal Bank of Scotland Group PLC 1.5431% 3/31/17 (a)	12,255,000	12,215,992
Royal Bank of Scotland PLC 4.375% 3/16/16	22,500,000	22,528,800
Sumitomo Mitsui Banking Corp.:
0.9411% 7/11/17 (a)	15,000,000	14,933,205
1.1996% 1/16/18 (a)	23,500,000	23,311,789
1.35% 7/11/17 (Reg. S)	26,617,000	26,485,512
1.3586% 7/23/18 (a)	21,000,000	20,847,603
Sumitomo Mitsui Trust Bank Ltd. 1.3058% 9/16/16 (a)(b)	8,750,000	8,748,224
Swedbank AB 2.125% 9/29/17 (b)	21,250,000	21,286,146
U.S. Bank NA:
1.0682% 8/23/17 (a)	20,000,000	19,993,500
1.45% 1/29/18	18,500,000	18,520,239
Union Bank NA 1.0206% 5/5/17 (a)	5,000,000	4,973,835
Wells Fargo & Co.:
0.722% 9/8/17 (a)	3,271,000	3,249,245
1.25% 7/20/16	33,555,000	33,618,956
Wells Fargo Bank NA 1.65% 1/22/18	18,800,000	18,874,918
Westpac Banking Corp.:
1.3581% 7/30/18 (a)	9,260,000	9,226,951
1.3582% 11/23/18 (a)	15,000,000	14,911,410
		2,071,998,219
Capital Markets - 5.7%
Deutsche Bank AG London Branch:
1.1056% 5/30/17 (a)	25,000,000	24,694,400
1.2282% 2/13/17 (a)	41,195,000	40,955,039
JPMorgan Chase & Co. 1.1382% 2/15/17 (a)	2,459,000	2,456,285
Morgan Stanley:
1.0696% 10/18/16 (a)	13,607,000	13,585,596
1.3527% 1/5/18 (a)	22,630,000	22,548,057
3.8% 4/29/16	3,750,000	3,767,524
UBS AG Stamford Branch:
0.9742% 6/1/17 (a)	30,000,000	29,937,180
1.1031% 9/26/16 (a)	25,000,000	25,008,200
1.3031% 3/26/18 (a)	65,450,000	65,288,600
		228,240,881
Consumer Finance - 2.2%
American Express Credit Corp. 1.1281% 7/29/16 (a)	20,000,000	20,006,720
Caterpillar Financial Services Corp. 1.5% 2/23/18	13,922,000	13,921,193
John Deere Capital Corp. 1.1901% 1/8/19 (a)	21,500,000	21,529,735
Toyota Motor Credit Corp. 1.4394% 2/19/19 (a)	30,000,000	29,981,670
		85,439,318
Diversified Financial Services - 0.4%
GE Capital International Funding Co. 0.964% 4/15/16 (b)	15,187,000	15,189,718
Insurance - 0.5%
Metropolitan Life Global Funding I 1.152% 7/15/16 (a)(b)	5,000,000	5,007,335
Principal Life Global Funding II 0.913% 12/1/17 (a)(b)	5,000,000	4,998,180
Prudential Financial, Inc. 1.3982% 8/15/18 (a)	11,357,000	11,313,071
		21,318,586

TOTAL FINANCIALS		2,422,186,722

HEALTH CARE - 2.0%
Health Care Providers & Services - 1.0%
UnitedHealth Group, Inc. 1.0696% 1/17/17 (a)	39,500,000	39,536,854
Pharmaceuticals - 1.0%
Actavis Funding SCS:
1.2892% 9/1/16 (a)	25,000,000	25,027,775
1.582% 3/12/18 (a)	14,444,000	14,485,743
		39,513,518

TOTAL HEALTH CARE		79,050,372

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 1.0%
Cisco Systems, Inc. 1.4% 2/28/18	40,000,000	40,140,920
IT Services - 0.4%
The Western Union Co. 5.93% 10/1/16	13,200,000	13,512,932
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co. 2.3527% 10/5/17 (a)(b)	9,000,000	9,015,363

TOTAL INFORMATION TECHNOLOGY		62,669,215

MATERIALS - 0.4%
Metals & Mining - 0.4%
Anglo American Capital PLC 1.572% 4/15/16 (a)(b)	6,263,000	6,172,412
Rio Tinto Finance (U.S.A.) PLC 1.3658% 6/17/16 (a)	10,800,000	10,769,717
		16,942,129
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
BellSouth Corp. 4.821% 4/26/16 (a)(b)	35,000,000	35,208,180
Verizon Communications, Inc. 2.042% 9/15/16 (a)	40,000,000	40,212,040
		75,420,220
UTILITIES - 0.7%
Electric Utilities - 0.7%
Commonwealth Edison Co. 5.95% 8/15/16	5,000,000	5,105,675
Duke Energy Corp.:
0.9922% 4/3/17 (a)	4,200,000	4,169,285
2.15% 11/15/16	18,285,000	18,413,562
		27,688,522
TOTAL NONCONVERTIBLE BONDS
(Cost $2,996,834,023)		2,992,106,844

U.S. Treasury Obligations - 3.7%
U.S. Treasury Notes 0.875% 2/28/17
(Cost $145,372,606)	145,000,000	145,232,288

Municipal Securities - 5.2%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 0.45% 3/7/16, VRDN (a)(c)	200,000	200,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.45% 3/7/16, VRDN (a)(c)	23,160,000	23,160,000
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (WDC I LP Dev. Proj.) Series 2000, 0.2% 3/7/16, LOC SunTrust Banks, Inc., VRDN (a)(c)	250,000	250,000
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.47% 3/7/16, VRDN (a)(c)	8,500,000	8,500,000
Illinois Gen. Oblig. Series 2011, 4.961% 3/1/16	23,000,000	23,000,000
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.35% 3/7/16, VRDN (a)(c)	9,950,000	9,950,000
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 0.45% 3/7/16, VRDN (a)(c)	3,000,000	3,000,000
New Jersey Econ. Dev. Auth. Rev. Series 2015 YY, 3.375% 6/15/17	27,000,000	27,142,560
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.43% 3/7/16, VRDN (a)	$11,550,000	$11,550,000
Series 2010 B1, 0.39% 3/7/16, VRDN (a)	97,100,000	97,100,000
Stanton County Indl. Dev. Rev. Series 1998, 0.45% 3/7/16, VRDN (a)(c)	1,200,000	1,200,000
TOTAL MUNICIPAL SECURITIES
(Cost $204,910,000)		205,052,560

Certificates of Deposit - 1.5%
Credit Agricole CIB yankee 0.78% 6/3/16	30,000,000	30,015,750
Credit Suisse AG yankee 0.802% 6/6/16 (a)	30,000,000	29,997,780
TOTAL CERTIFICATES OF DEPOSIT
(Cost $60,000,000)		60,013,530
	Shares	Value

Money Market Funds - 6.8%
Fidelity Cash Central Fund, 0.40% (d)
(Cost $271,657,295)	271,657,295	271,657,295
	Maturity Amount	Value

Cash Equivalents - 7.7%
Repurchase Agreements:
With:
Credit Suisse Securities (U.S.A.) LLC at 1.25%, dated 12/15/15 due 6/13/16 (Collateralized by U.S. Government Obligations valued at $87,781,205, 0.3%- 2.6%, 4/16/46 - 9/16/57)	85,534,201	85,064,600
Mizuho Securities U.S.A., Inc. at:
1.55%, dated 10/9/15 due 4/6/16 (Collateralized by Corporate Obligations valued at $65,201,760, 0.69%- 1.41%, 10/25/35 - 5/25/46)	60,465,000	60,012,600
1.63%, dated 9/8/15 due 3/8/16 (Collateralized by Mortgage Loan Obligations valued at $70,756,238, 0.52%- 6.16%, 3/25/34 - 2/25/47)	65,535,636	65,004,550
1.88%, dated 2/19/16 due 8/17/16 (Collateralized by U.S. Treasury Obligations valued at $21,612,408, 0.68% - 4.12%, 4/17/22 - 12/25-45)	20,188,000	20,000,000
Morgan Stanley & Co., Inc. at:
1.08%, dated 3/5/15 due 3/4/16 (Collateralized by Equity Securities valued at $25,748,654(a)(e)	25,273,750	25,000,000
1.13%, dated 3/5/15 due 3/4/16 (Collateralized by U.S. Treasury Obligations valued at $25,779,071, 0%- 8.75%, 3/31/16 - 2/15/38)(a)(e)	25,286,424	25,000,000
1.25%, dated 12/15/15 due 6/13/16 (Collateralized by Mortgage Loan Obligations valued at $26,320,183, 0%- 3.43%, 11/15/26 - 8/14/31)	25,157,118	25,004,750
TOTAL CASH EQUIVALENTS
(Cost $305,000,000)		305,086,500
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $3,983,773,924)		3,979,149,017
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(7,744,001)
NET ASSETS - 100%		$3,971,405,016

Security Type Abbreviations

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $850,796,961 or 21.4% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$216,045

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,992,106,844	$--	$2,992,106,844	$--
U.S. Government and Government Agency Obligations	145,232,288	--	145,232,288	--
Municipal Securities	205,052,560	--	205,052,560	--
Certificates of Deposit	60,013,530	--	60,013,530	--
Money Market Funds	271,657,295	271,657,295	--	--
Cash Equivalents	305,086,500	--	305,086,500	--
Total Investments in Securities:	$3,979,149,017	$271,657,295	$3,707,491,722	$--

Other Information

Distribution of the direct investments by country of issue, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	64.6%
France	11.5%
Netherlands	6.5%
Japan	5.1%
United Kingdom	4.4%
Australia	2.1%
Canada	1.7%
Germany	1.6%
Luxembourg	1.0%
Sweden	1.0%
Others (Individually Less Than 1%)	0.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $305,086,500) — See accompanying schedule: Unaffiliated issuers (cost $3,712,116,629)	$3,707,491,722
Fidelity Central Funds (cost $271,657,295)	271,657,295
Total Investments (cost $3,983,773,924)		$3,979,149,017
Receivable for fund shares sold		6,914,550
Interest receivable		12,888,983
Distributions receivable from Fidelity Central Funds		84,513
Receivable from investment adviser for expense reductions		319,294
Total assets		3,999,356,357
Liabilities
Payable to custodian bank	$425
Payable for investments purchased	20,000,000
Payable for fund shares redeemed	6,391,851
Distributions payable	387,620
Accrued management fee	964,560
Other affiliated payables	206,885
Total liabilities		27,951,341
Net Assets		$3,971,405,016
Net Assets consist of:
Paid in capital		$3,976,192,568
Distributions in excess of net investment income		(186,400)
Accumulated undistributed net realized gain (loss) on investments		23,755
Net unrealized appreciation (depreciation) on investments		(4,624,907)
Net Assets		$3,971,405,016
Conservative Income Bond:
Net Asset Value, offering price and redemption price per share ($1,121,644,577 ÷ 112,049,975 shares)		$10.01
Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,849,760,439 ÷ 284,684,487 shares)		$10.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2016 (Unaudited)
Investment Income
Interest		$18,498,581
Income from Fidelity Central Funds		216,045
Total income		18,714,626
Expenses
Management fee	$5,642,150
Transfer agent fees	1,209,438
Independent trustees' compensation	7,820
Miscellaneous	2,495
Total expenses before reductions	6,861,903
Expense reductions	(1,337,126)	5,524,777
Net investment income (loss)		13,189,849
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	76,987
Total net realized gain (loss)		76,987
Change in net unrealized appreciation (depreciation) on investment securities		(4,007,048)
Net gain (loss)		(3,930,061)
Net increase (decrease) in net assets resulting from operations		$9,259,788

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,189,849	$15,751,659
Net realized gain (loss)	76,987	467,639
Change in net unrealized appreciation (depreciation)	(4,007,048)	(8,360,200)
Net increase (decrease) in net assets resulting from operations	9,259,788	7,859,098
Distributions to shareholders from net investment income	(13,378,098)	(15,751,294)
Distributions to shareholders from net realized gain	(373,498)	(772,195)
Total distributions	(13,751,596)	(16,523,489)
Share transactions - net increase (decrease)	240,338,340	(172,095,107)
Total increase (decrease) in net assets	235,846,532	(180,759,498)
Net Assets
Beginning of period	3,735,558,484	3,916,317,982
End of period (including distributions in excess of net investment income of $186,400 and undistributed net investment income of $1,849, respectively)	$3,971,405,016	$3,735,558,484

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Conservative Income Bond Fund

	Six months ended February 29,2016	Years ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$10.02	$10.04	$10.04	$10.03	$9.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.032	.034	.031	.057	.072	.017
Net realized and unrealized gain (loss)	(.004)	(.018)	.004	.015	.037	(.011)
Total from investment operations	.028	.016	.035	.072	.109	.006
Distributions from net investment income	(.037)	(.034)	(.032)	(.058)	(.069)	(.016)
Distributions from net realized gain	(.001)	(.002)	(.003)	(.004)	–	–
Total distributions	(.038)	(.036)	(.035)	(.062)	(.069)	(.016)
Net asset value, end of period	$10.01	$10.02	$10.04	$10.04	$10.03	$9.99
Total ReturnC,D	.23%	.16%	.35%	.72%	1.09%	.06%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%G
Expenses net of fee waivers, if any	.37%G	.40%	.40%	.40%	.40%	.40%G
Expenses net of all reductions	.37%G	.40%	.40%	.40%	.40%	.40%G
Net investment income (loss)	.63%G	.34%	.31%	.57%	.72%	.35%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,121,645	$1,047,633	$1,495,214	$1,412,589	$824,998	$313,082
Portfolio turnover rateH	50%G	44%	66%	47%	31%	18%I

 A For the period March 3, 2011 (commencement of operations) to August 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Conservative Income Bond Fund Institutional Class

	Six months ended February 29,2016	Years ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$10.02	$10.04	$10.04	$10.03	$9.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.037	.044	.041	.067	.082	.022
Net realized and unrealized gain (loss)	(.014)	(.018)	.004	.015	.037	(.011)
Total from investment operations	.023	.026	.045	.082	.119	.011
Distributions from net investment income	(.032)	(.044)	(.042)	(.068)	(.079)	(.021)
Distributions from net realized gain	(.001)	(.002)	(.003)	(.004)	–	–
Total distributions	(.033)	(.046)	(.045)	(.072)	(.079)	(.021)
Net asset value, end of period	$10.01	$10.02	$10.04	$10.04	$10.03	$9.99
Total ReturnC,D	.28%	.26%	.45%	.82%	1.20%	.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G	.35%	.35%	.35%	.35%	.35%G
Expenses net of fee waivers, if any	.27%G	.30%	.30%	.30%	.30%	.30%G
Expenses net of all reductions	.27%G	.30%	.30%	.30%	.30%	.30%G
Net investment income (loss)	.73%G	.44%	.41%	.67%	.82%	.44%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,849,760	$2,687,926	$2,421,104	$1,595,181	$951,430	$211,344
Portfolio turnover rateH	50%G	44%	66%	47%	31%	18%I

 A For the period March 3, 2011 (commencement of operations) to August 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016

1. Organization.

Fidelity Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Bond Class shares and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities, certificates of deposit and other Short-Term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,788,082
Gross unrealized depreciation	(6,430,739)
Net unrealized appreciation (depreciation) on securities	$(4,642,657)
Tax cost	$3,983,791,674

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $701,004,545 and $675,945,517, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Bond Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

Amount
Conservative Income Bond	$538,160
Institutional Class	671,278
$ 1,209,438

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,495 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through October 31, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Conservative Income Bond	0.35%(a)	$191,380
Institutional Class	0.30%/0.25%(a)	1,145,723
		$ 1,337,103

 (a) Expense limitation effective November 1, 2015

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $23.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Conservative Income Bond	$3,444,998	$4,195,559
Institutional Class	9,933,100	11,555,735
Total	$13,378,098	$15,751,294
From net realized gain
Conservative Income Bond	$106,296	$292,640
Institutional Class	267,202	479,555
Total	$373,498	$772,195

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Conservative Income Bond
Shares sold	38,317,868	51,705,165	$383,838,917	$518,728,890
Reinvestment of distributions	308,236	380,085	3,087,339	3,813,002
Shares redeemed	(31,107,042)	(96,409,304)	(311,637,182)	(967,145,211)
Net increase (decrease)	7,519,062	(44,324,054)	$75,289,074	$(444,603,319)
Institutional Class
Shares sold	86,608,867	165,313,466	$867,538,131	$1,658,252,122
Reinvestment of distributions	860,075	982,178	8,614,382	9,852,331
Shares redeemed	(70,980,116)	(139,129,761)	(711,103,247)	(1,395,596,241)
Net increase (decrease)	16,488,826	27,165,883	$165,049,266	$272,508,212

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Adviser Short Duration Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Conservative Income Bond	.37%
Actual		$1,000.00	$1,002.30	$1.84
Hypothetical-C		$1,000.00	$1,023.02	$1.86
Institutional Class	.27%
Actual		$1,000.00	$1,002.80	$1.34
Hypothetical-C		$1,000.00	$1,023.52	$1.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Conservative Income Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one- and three-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Fidelity Conservative Income Bond Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered the total expense ratio of the fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

The Board further considered that FMR contractually agreed to reimburse Institutional Class of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.30% through October 30, 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

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www.fidelity.com

FCV-SANN-0416
1.924092.104

Fidelity Advisor® Corporate Bond Fund - Class A, Class T and Class C Semi-Annual Report February 29, 2016 Class A, Class T and Class C are classes of Fidelity® Corporate Bond Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	1.4%
AAA	2.2%
AA	3.1%
A	18.4%
BBB	52.9%
BB and Below	17.2%
Not Rated	0.6%
Short-Term Investments and Net Other Assets	4.2%

As of August 31, 2015
AAA	0.3%
AA	2.2%
A	16.5%
BBB	57.0%
BB and Below	17.5%
Short-Term Investments and Net Other Assets	6.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	10.8	10.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	6.8	6.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016 *
Corporate Bonds	87.5%
U.S. Government and U.S. Government Agency Obligations	1.4%
Municipal Bonds	2.0%
Other Investments	4.9%
Short-Term Investments and Net Other Assets (Liabilities)	4.2%

 * Foreign investments - 16.7%

As of August 31, 2015*
Corporate Bonds	87.1%
Municipal Bonds	1.9%
Other Investments	4.5%
Short-Term Investments and Net Other Assets (Liabilities)	6.5%

 * Foreign investments - 19.2%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.2%
Automobiles - 1.6%
Ford Motor Co. 4.75% 1/15/43	$3,184,000	$2,923,832
General Motors Co.:
5% 4/1/35	2,537,000	2,213,279
5.2% 4/1/45	4,206,000	3,634,228
General Motors Financial Co., Inc. 3.1% 1/15/19	4,827,000	4,775,771
Volkswagen International Finance NV 2.375% 3/22/17 (a)	2,050,000	2,049,080
		15,596,190
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 5.75% 6/15/43	396,000	449,072
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.:
2.1% 12/7/18	7,930,000	8,032,408
2.75% 12/9/20	200,000	205,810
3.7% 1/30/26	527,000	550,076
4.7% 12/9/35	272,000	281,553
4.875% 12/9/45	4,027,000	4,231,535
		13,301,382
Household Durables - 1.5%
D.R. Horton, Inc.:
3.75% 3/1/19	4,500,000	4,578,750
4% 2/15/20	5,000,000	5,087,500
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,548,750
		15,215,000
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. 4.8% 12/5/34	5,101,000	5,512,482
Media - 3.0%
21st Century Fox America, Inc.:
6.15% 2/15/41	4,800,000	5,175,168
6.9% 8/15/39	300,000	337,577
7.75% 12/1/45	111,000	139,909
Comcast Corp.:
4.65% 7/15/42	2,200,000	2,333,353
6.4% 3/1/40	1,150,000	1,474,567
Discovery Communications LLC 4.875% 4/1/43	5,108,000	4,090,108
NBCUniversal, Inc. 5.15% 4/30/20	3,625,000	4,080,543
Time Warner Cable, Inc.:
5.5% 9/1/41	623,000	554,658
5.875% 11/15/40	1,648,000	1,533,377
6.55% 5/1/37	1,329,000	1,338,847
6.75% 7/1/18	700,000	762,787
7.3% 7/1/38	1,188,000	1,253,705
8.25% 4/1/19	1,856,000	2,122,065
Time Warner, Inc.:
2.1% 6/1/19	3,000,000	2,973,819
6.2% 3/15/40	1,700,000	1,803,906
Viacom, Inc. 3.5% 4/1/17	34,000	34,337
		30,008,726
Specialty Retail - 0.2%
AutoZone, Inc. 3.7% 4/15/22	253,000	261,993
Home Depot, Inc. 5.95% 4/1/41	941,000	1,200,737
Lowe's Companies, Inc. 5.125% 11/15/41	650,000	742,030
		2,204,760

TOTAL CONSUMER DISCRETIONARY		82,287,612

CONSUMER STAPLES - 4.5%
Beverages - 3.0%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	4,584,000	4,627,447
2.65% 2/1/21	2,215,000	2,254,407
3.3% 2/1/23	2,385,000	2,451,737
3.65% 2/1/26	3,500,000	3,609,869
4.7% 2/1/36	2,258,000	2,367,718
4.9% 2/1/46	2,583,000	2,768,725
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,045,000
4.25% 5/1/23	3,315,000	3,435,169
Heineken NV 4% 10/1/42 (a)	96,000	90,982
PepsiCo, Inc. 4.25% 10/22/44	6,629,000	6,856,567
		30,507,621
Food Products - 0.2%
The J.M. Smucker Co. 2.5% 3/15/20	1,642,000	1,655,780
Tobacco - 1.3%
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,575,000	4,696,137
4.25% 7/21/25 (a)	1,134,000	1,180,476
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,167,320
Reynolds American, Inc.:
2.3% 6/12/18	528,000	533,644
3.25% 6/12/20	235,000	244,395
4% 6/12/22	366,000	395,135
4.45% 6/12/25	1,778,000	1,931,050
5.7% 8/15/35	304,000	343,241
5.85% 8/15/45	1,267,000	1,487,326
6.75% 6/15/17	384,000	412,216
		13,390,940

TOTAL CONSUMER STAPLES		45,554,341

ENERGY - 11.4%
Energy Equipment & Services - 2.0%
DCP Midstream LLC:
4.75% 9/30/21 (a)	158,000	107,223
5.35% 3/15/20 (a)	10,096,000	7,602,874
5.85% 5/21/43 (a)(b)	7,500,000	3,975,000
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	664,096
Ensco PLC:
5.2% 3/15/25	1,787,000	911,370
5.75% 10/1/44	561,000	264,231
Halliburton Co. 3.375% 11/15/22	5,850,000	5,765,292
Noble Holding International Ltd. 3.05% 3/1/16	450,000	450,000
		19,740,086
Oil, Gas & Consumable Fuels - 9.4%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	395,255
6.375% 9/15/17	3,626,000	3,684,125
Apache Corp. 4.75% 4/15/43	3,233,000	2,472,608
Boardwalk Pipelines LP 4.95% 12/15/24	4,120,000	3,527,198
Canadian Natural Resources Ltd. 3.9% 2/1/25	4,325,000	3,355,880
Cenovus Energy, Inc.:
3.8% 9/15/23	5,000,000	3,655,570
5.7% 10/15/19	1,189,000	1,049,249
Chevron Corp. 1.344% 11/9/17	7,500,000	7,482,840
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	337,713
2.7% 4/1/19	64,000	52,490
3.875% 3/15/23	222,000	159,959
4.95% 4/1/22	1,925,000	1,456,694
5.6% 4/1/44	340,000	207,764
Devon Energy Corp. 2.25% 12/15/18	910,000	792,997
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	497,783
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	123,882
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	796,920
Enterprise Products Operating LP:
2.55% 10/15/19	163,000	157,748
3.75% 2/15/25	547,000	518,774
4.85% 3/15/44	2,023,000	1,736,302
4.95% 10/15/54	2,437,000	1,945,377
Exxon Mobil Corp.:
3.1% 3/1/26	5,024,000	5,024,000
4.114% 3/1/46	5,034,000	5,034,000
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	240,000	216,448
3.95% 9/1/22	518,000	468,322
4.25% 9/1/24	181,000	156,747
5.5% 3/1/44	1,641,000	1,339,176
Kinder Morgan, Inc. 3.05% 12/1/19	3,907,000	3,606,747
Marathon Petroleum Corp. 2.7% 12/14/18	247,000	239,222
ONEOK Partners LP 2% 10/1/17	2,822,000	2,648,128
Petro-Canada 6.05% 5/15/18	4,470,000	4,573,101
Petroleos Mexicanos:
3.5% 7/18/18	959,000	951,808
5.5% 2/4/19 (a)	1,440,000	1,488,960
5.5% 1/21/21	545,000	550,341
6% 3/5/20	116,000	119,306
6.375% 2/4/21 (a)	3,870,000	4,023,833
6.375% 1/23/45	937,000	812,801
6.875% 8/4/26 (a)	2,930,000	3,034,015
Phillips 66 Co.:
2.95% 5/1/17	2,767,000	2,801,748
4.3% 4/1/22	300,000	305,975
4.65% 11/15/34	3,750,000	3,424,838
Plains All American Pipeline LP/PAA Finance Corp. 3.6% 11/1/24	5,000,000	3,844,575
Southeast Supply Header LLC 4.25% 6/15/24 (a)	667,000	626,008
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	55,926
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	452,525
4.6% 6/15/21	414,000	423,136
Talisman Energy, Inc. 3.75% 2/1/21	3,635,000	2,583,638
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	3,216,705
TransCanada PipeLines Ltd. 3.125% 1/15/19	933,000	938,942
Western Gas Partners LP:
2.6% 8/15/18	858,000	749,798
5.375% 6/1/21	1,273,000	1,087,445
Williams Partners LP:
3.35% 8/15/22	2,500,000	1,850,625
4% 9/15/25	5,000,000	3,805,405
4.3% 3/4/24	491,000	383,808
		95,245,180

TOTAL ENERGY		114,985,266

FINANCIALS - 39.0%
Banks - 13.9%
ABN AMRO Bank NV 2.45% 6/4/20 (a)	5,000,000	4,986,515
Bank of America Corp.:
2.65% 4/1/19	1,524,000	1,531,772
3.95% 4/21/25	4,128,000	3,996,800
4% 1/22/25	3,277,000	3,187,413
4.2% 8/26/24	10,942,000	10,954,704
5.75% 12/1/17	3,000,000	3,181,635
Bank of Nova Scotia 4.5% 12/16/25	7,405,000	7,267,452
Barclays PLC 3.65% 3/16/25	4,116,000	3,781,999
BNP Paribas SA 4.25% 10/15/24	6,500,000	6,281,451
BPCE SA 5.15% 7/21/24 (a)	6,475,000	6,365,547
Citigroup, Inc.:
2.05% 12/7/18	5,000,000	4,970,085
2.5% 7/29/19	4,000,000	4,009,648
4.05% 7/30/22	316,000	322,034
4.4% 6/10/25	1,221,000	1,217,442
5.5% 9/13/25	1,317,000	1,410,942
8.125% 7/15/39	1,924,000	2,744,147
Citizens Bank NA 2.3% 12/3/18	799,000	800,010
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	517,000	529,414
Credit Agricole SA 4.375% 3/17/25 (a)	3,636,000	3,461,734
Credit Suisse AG 6% 2/15/18	122,000	129,161
Credit Suisse New York Branch 3% 10/29/21	1,550,000	1,551,652
Discover Bank:
2% 2/21/18	3,900,000	3,852,978
7% 4/15/20	2,391,000	2,695,910
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,118,241
5.45% 1/15/17	1,232,000	1,272,346
8.25% 3/1/38	3,848,000	5,418,858
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,289,810
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	7,245,000	6,658,068
5.71% 1/15/26 (a)	1,569,000	1,494,975
JPMorgan Chase & Co. 3.875% 2/1/24	5,000,000	5,262,335
Rabobank Nederland 4.625% 12/1/23	4,531,000	4,621,905
Regions Bank 6.45% 6/26/37	2,611,000	3,129,599
Regions Financial Corp. 2% 5/15/18	558,000	553,052
Royal Bank of Canada 4.65% 1/27/26	1,181,000	1,191,243
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,640,000	3,486,508
6% 12/19/23	5,228,000	5,281,420
6.1% 6/10/23	1,000,000	1,012,500
6.125% 12/15/22	5,972,000	6,268,665
SunTrust Banks, Inc. 2.5% 5/1/19	5,184,000	5,209,184
Wells Fargo & Co. 4.65% 11/4/44	4,700,000	4,598,231
		140,097,385
Capital Markets - 6.1%
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45 (a)	8,385,000	7,691,527
Deutsche Bank AG 4.5% 4/1/25	5,594,000	4,741,665
Goldman Sachs Group, Inc.:
3.75% 5/22/25	6,000,000	6,076,794
3.75% 2/25/26	5,000,000	5,043,795
4.25% 10/21/25	4,750,000	4,726,739
5.25% 7/27/21	1,227,000	1,361,080
5.95% 1/18/18	178,000	189,799
6.15% 4/1/18	204,000	219,880
Janus Capital Group, Inc. 4.875% 8/1/25	2,848,000	2,994,108
Lazard Group LLC 6.85% 6/15/17	31,000	32,593
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,470,122
Morgan Stanley:
3.875% 1/27/26	5,020,000	5,158,502
4.3% 1/27/45	948,000	903,992
4.875% 11/1/22	9,466,000	9,980,222
5.5% 7/28/21	1,222,000	1,370,692
5.625% 9/23/19	329,000	361,074
5.75% 1/25/21	557,000	626,065
6.625% 4/1/18	153,000	166,572
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	7,500,000	7,408,530
		61,523,751
Consumer Finance - 4.1%
Ally Financial, Inc.:
4.125% 2/13/22	5,560,000	5,407,100
4.75% 9/10/18	4,500,000	4,584,375
Caterpillar Financial Services Corp. 1.8% 11/13/18	7,500,000	7,600,628
Discover Financial Services:
3.85% 11/21/22	2,538,000	2,505,547
5.2% 4/27/22	2,355,000	2,476,447
Ford Motor Credit Co. LLC:
1.5% 1/17/17	599,000	596,440
2.597% 11/4/19	4,950,000	4,876,889
General Electric Capital Corp. 5.875% 1/14/38	150,000	188,693
Hyundai Capital America:
2.125% 10/2/17 (a)	197,000	197,159
2.55% 2/6/19 (a)	3,163,000	3,172,739
2.875% 8/9/18 (a)	4,930,000	4,967,049
Synchrony Financial 2.6% 1/15/19	5,000,000	4,958,650
		41,531,716
Diversified Financial Services - 3.0%
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	107,000	106,537
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,568,253
ING U.S., Inc.:
5.5% 7/15/22	2,028,000	2,249,782
5.7% 7/15/43	2,607,000	2,897,913
McGraw Hill Financial, Inc.:
3.3% 8/14/20	4,913,000	5,035,476
4% 6/15/25	6,038,000	6,126,511
Moody's Corp.:
2.75% 7/15/19	6,920,000	7,052,878
5.25% 7/15/44	3,386,000	3,654,401
		30,691,751
Insurance - 6.6%
ACE INA Holdings, Inc.:
2.3% 11/3/20	672,000	675,967
2.875% 11/3/22	641,000	652,464
3.35% 5/3/26	516,000	528,294
4.35% 11/3/45	525,000	550,677
American International Group, Inc.:
4.375% 1/15/55	2,685,000	2,181,334
4.5% 7/16/44	5,833,000	5,169,835
Aon Corp. 6.25% 9/30/40	253,000	280,982
Aon PLC:
3.5% 6/14/24	2,830,000	2,857,941
4.75% 5/15/45	6,000,000	5,911,980
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,843,779
Five Corners Funding Trust 4.419% 11/15/23 (a)	4,111,000	4,255,037
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (a)(b)	66,000	64,680
Hartford Financial Services Group, Inc.:
4.3% 4/15/43	1,211,000	1,110,149
8.125% 6/15/38 (b)	4,915,000	5,258,559
Liberty Mutual Group, Inc. 4.95% 5/1/22 (a)	5,250,000	5,675,523
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,643,000	1,805,345
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (a)	2,264,000	2,090,476
5.375% 12/1/41 (a)	148,000	162,473
New York Life Global Funding 1.55% 11/2/18 (a)	7,890,000	7,859,671
Pacific LifeCorp:
5.125% 1/30/43 (a)	1,285,000	1,278,452
6% 2/10/20 (a)	902,000	1,009,237
Pricoa Global Funding I 5.625% 6/15/43 (b)	5,000,000	4,940,000
Prudential Financial, Inc. 5.625% 5/12/41	1,170,000	1,228,948
Symetra Financial Corp. 6.125% 4/1/16 (a)	615,000	617,371
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	287,000	288,446
Unum Group:
5.625% 9/15/20	1,846,000	2,021,305
5.75% 8/15/42	3,748,000	3,926,161
7.125% 9/30/16	106,000	109,201
		66,354,287
Real Estate Investment Trusts - 2.3%
AvalonBay Communities, Inc. 4.2% 12/15/23	4,553,000	4,893,596
Camden Property Trust 4.25% 1/15/24	758,000	809,250
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,372,222
Corporate Office Properties LP:
3.6% 5/15/23	2,201,000	2,049,534
3.7% 6/15/21	476,000	470,607
DDR Corp.:
4.625% 7/15/22	391,000	406,270
4.75% 4/15/18	1,764,000	1,834,779
7.5% 4/1/17	4,000,000	4,221,748
9.625% 3/15/16	214,000	214,596
Duke Realty LP:
3.875% 10/15/22	403,000	414,909
4.375% 6/15/22	206,000	217,028
6.75% 3/15/20	1,295,000	1,484,602
Equity One, Inc. 3.75% 11/15/22	3,000,000	2,999,643
Health Care REIT, Inc.:
2.25% 3/15/18	324,000	323,149
4.7% 9/15/17	548,000	570,716
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	252,788
Retail Opportunity Investments Partnership LP 5% 12/15/23	167,000	173,114
		22,708,551
Real Estate Management & Development - 3.0%
BioMed Realty LP 3.85% 4/15/16	914,000	914,857
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	2,003,906
4.1% 10/1/24	3,000,000	2,958,972
4.55% 10/1/29	2,014,000	2,010,171
4.95% 4/15/18	290,000	303,020
Essex Portfolio LP 5.5% 3/15/17	3,479,000	3,609,323
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,060,217
4.125% 6/15/22	1,832,000	1,890,967
4.4% 2/15/24	1,039,000	1,079,647
4.75% 10/1/20	752,000	811,000
5.5% 12/15/16	2,436,000	2,505,872
6.625% 10/1/17	1,960,000	2,085,905
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	483,462
3.15% 5/15/23	922,000	798,681
4.5% 4/18/22	94,000	91,519
7.75% 8/15/19	126,000	138,328
Mid-America Apartments LP 4.3% 10/15/23	180,000	190,352
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,899,472
Prime Property Funding, Inc. 5.7% 4/15/17 (a)	276,000	284,555
Reckson Operating Partnership LP 6% 3/31/16	286,000	286,941
Tanger Properties LP:
3.875% 12/1/23	398,000	408,259
6.125% 6/1/20	661,000	751,626
Ventas Realty LP 4.125% 1/15/26	345,000	349,842
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	505,400
		30,422,294

TOTAL FINANCIALS		393,329,735

HEALTH CARE - 5.6%
Biotechnology - 1.4%
AbbVie, Inc.:
1.75% 11/6/17	999,000	998,434
2.5% 5/14/20	1,885,000	1,883,745
3.2% 11/6/22	1,183,000	1,193,241
3.6% 5/14/25	1,758,000	1,792,132
4.4% 11/6/42	627,000	600,931
4.5% 5/14/35	1,694,000	1,683,318
Amgen, Inc. 2.2% 5/22/19	5,630,000	5,702,413
		13,854,214
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 4.685% 12/15/44	288,000	297,298
Medtronic, Inc. 3.15% 3/15/22	4,650,000	4,848,955
		5,146,253
Health Care Providers & Services - 1.4%
Express Scripts Holding Co. 4.75% 11/15/21	3,000,000	3,212,478
UnitedHealth Group, Inc.:
3.35% 7/15/22	378,000	395,215
3.75% 7/15/25	2,607,000	2,774,161
3.95% 10/15/42	132,000	127,742
4.25% 3/15/43	2,500,000	2,500,000
4.625% 7/15/35	745,000	799,937
4.625% 11/15/41	965,000	1,022,354
4.75% 7/15/45	1,829,000	2,000,588
WellPoint, Inc.:
1.875% 1/15/18	288,000	287,401
2.375% 2/15/17	810,000	816,069
		13,935,945
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.15% 12/14/18	509,000	509,227
4.15% 2/1/24	248,000	258,948
5.3% 2/1/44	103,000	110,947
		879,122
Pharmaceuticals - 2.2%
Actavis Funding SCS 4.55% 3/15/35	5,473,000	5,500,912
Johnson & Johnson 4.5% 12/5/43	3,200,000	3,689,568
Roche Holdings, Inc. 3% 11/10/25 (a)	5,000,000	5,158,365
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	7,416,000	7,422,370
Zoetis, Inc.:
1.875% 2/1/18	123,000	121,675
3.45% 11/13/20	286,000	291,340
		22,184,230

TOTAL HEALTH CARE		55,999,764

INDUSTRIALS - 3.1%
Aerospace & Defense - 1.4%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	3,251,000	3,286,637
L-3 Communications Corp. 3.95% 5/28/24	1,026,000	964,694
The Boeing Co. 1.65% 10/30/20	10,000,000	9,879,550
		14,130,881
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (a)	549,000	557,279
Continental Airlines, Inc. 6.648% 3/15/19	33,749	34,296
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	39,094	40,028
8.36% 1/20/19	24,855	25,648
		657,251
Industrial Conglomerates - 0.8%
General Electric Co. 4.125% 10/9/42	434,000	438,805
Roper Technologies, Inc. 2.05% 10/1/18	7,475,000	7,437,984
		7,876,789
Machinery - 0.1%
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	270,000	268,284
4.65% 11/1/44	559,000	549,604
		817,888
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	1,008,000	983,073
4.4% 3/15/42	2,500,000	2,519,450
		3,502,523
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18	408,000	398,310
3.75% 2/1/22	1,086,000	1,009,068
3.875% 4/1/21	3,305,000	3,197,588
		4,604,966

TOTAL INDUSTRIALS		31,590,298

INFORMATION TECHNOLOGY - 2.1%
Electronic Equipment & Components - 0.6%
Amphenol Corp. 3.125% 9/15/21	264,000	265,838
Tyco Electronics Group SA:
2.375% 12/17/18	185,000	185,821
6.55% 10/1/17	4,758,000	5,108,612
		5,560,271
IT Services - 0.1%
The Western Union Co. 2.875% 12/10/17	926,000	942,031
Software - 0.8%
Oracle Corp.:
3.25% 5/15/30	4,148,000	4,130,869
4.375% 5/15/55	4,148,000	3,986,838
5.375% 7/15/40	240,000	274,942
		8,392,649
Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co.:
4.4% 10/15/22 (a)	3,420,000	3,341,935
6.2% 10/15/35 (a)	3,426,000	2,969,277
		6,311,212

TOTAL INFORMATION TECHNOLOGY		21,206,163

MATERIALS - 1.6%
Chemicals - 0.7%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	5,220,000	5,129,349
Ecolab, Inc. 1.45% 12/8/17	434,000	431,829
Monsanto Co. 4.7% 7/15/64	1,925,000	1,541,736
		7,102,914
Metals & Mining - 0.9%
Alcoa, Inc.:
5.125% 10/1/24	543,000	490,736
5.4% 4/15/21	4,548,000	4,486,602
Anglo American Capital PLC 4.125% 4/15/21 (a)	2,394,000	1,837,395
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	407,000	401,913
6.75% 10/19/75 (a)(b)	1,010,000	980,963
Corporacion Nacional del Cobre de Chile (Codelco):
4.875% 11/4/44 (a)	200,000	172,851
5.625% 10/18/43 (a)	425,000	404,634
		8,775,094

TOTAL MATERIALS		15,878,008

TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.:
4.5% 5/15/35	4,270,000	3,920,432
4.75% 5/15/46	2,316,000	2,106,810
5.55% 8/15/41	2,700,000	2,652,772
British Telecommunications PLC 2.35% 2/14/19	4,623,000	4,666,761
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	612,804
3.5% 11/1/21	1,420,000	1,483,284
4.6% 4/1/21	460,000	501,806
5.012% 8/21/54	6,001,000	5,581,272
6.4% 9/15/33	1,509,000	1,758,693
6.55% 9/15/43	999,000	1,211,401
		24,496,035
Wireless Telecommunication Services - 1.1%
America Movil S.A.B. de CV 2.375% 9/8/16	1,450,000	1,456,296
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,661,330
Vodafone Group PLC 5.625% 2/27/17	5,000,000	5,207,990
		11,325,616

TOTAL TELECOMMUNICATION SERVICES		35,821,651

UTILITIES - 5.4%
Electric Utilities - 2.5%
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	230,266
DPL, Inc. 6.75% 10/1/19	3,400,000	3,408,500
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,348,411
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	500,000	560,154
6.4% 9/15/20 (a)	1,310,000	1,495,626
FirstEnergy Corp.:
2.75% 3/15/18	699,000	706,122
4.25% 3/15/23	1,919,000	2,003,244
7.375% 11/15/31	6,732,000	8,366,691
Indiana Michigan Power Co. 4.2% 3/15/46	1,274,000	1,269,630
IPALCO Enterprises, Inc. 3.45% 7/15/20	1,894,000	1,886,898
Nevada Power Co. 6.65% 4/1/36	500,000	649,928
Tampa Electric Co. 6.55% 5/15/36	500,000	654,643
TECO Finance, Inc. 5.15% 3/15/20	114,000	124,087
Xcel Energy, Inc. 4.8% 9/15/41	554,000	584,149
		25,288,349
Gas Utilities - 0.7%
Boston Gas Co. 4.487% 2/15/42 (a)	2,000,000	1,996,464
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	5,023,000	4,646,370
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	16,851
		6,659,685
Independent Power and Renewable Electricity Producers - 0.3%
TransAlta Corp. 1.9% 6/3/17	3,700,000	3,472,483
Multi-Utilities - 1.9%
Dominion Resources, Inc.:
2.9031% 9/30/66 (b)	7,158,000	4,810,541
7.5% 6/30/66 (b)	145,000	121,438
NiSource Finance Corp.:
5.25% 2/15/43	234,000	256,805
5.95% 6/15/41	1,493,000	1,745,533
6.4% 3/15/18	24,000	26,029
Puget Energy, Inc.:
3.65% 5/15/25	2,935,000	2,958,950
5.625% 7/15/22	4,240,000	4,760,647
6.5% 12/15/20	613,000	715,221
Sempra Energy:
2.3% 4/1/17	3,024,000	3,043,686
2.875% 10/1/22	224,000	216,841
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	117,000	86,580
		18,742,271

TOTAL UTILITIES		54,162,788

TOTAL NONCONVERTIBLE BONDS
(Cost $872,309,685)		850,815,626

U.S. Treasury Obligations - 1.4%
U.S. Treasury Bonds 3% 11/15/45	4,670,000	5,047,065
U.S. Treasury Notes 2.25% 11/15/25	8,500,000	8,880,843
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,219,404)		13,927,908

Municipal Securities - 2.0%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	426,555
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$40,000	$57,365
7.3% 10/1/39	2,015,000	2,868,614
7.5% 4/1/34	1,165,000	1,671,670
7.55% 4/1/39	1,815,000	2,694,041
7.6% 11/1/40	6,715,000	10,134,077
7.625% 3/1/40	345,000	513,312
Chicago Gen. Oblig.:
(Taxable Proj.) Series 2012 B, 5.432% 1/1/42	160,000	132,290
6.314% 1/1/44	2,280,000	2,063,172
TOTAL MUNICIPAL SECURITIES
(Cost $19,422,802)		20,561,096

Bank Notes - 3.1%
Bank of America NA 2.05% 12/7/18	5,000,000	5,004,555
Capital One Bank NA 2.3% 6/5/19	5,000,000	4,969,595
JPMorgan Chase Bank 6% 10/1/17	10,850,000	11,509,836
Marshall & Ilsley Bank 5% 1/17/17	1,027,000	1,054,008
Regions Bank 7.5% 5/15/18	7,499,000	8,265,690
TOTAL BANK NOTES
(Cost $30,515,810)		30,803,684
	Shares	Value

Fixed-Income Funds - 4.0%
Fidelity Specialized High Income Central Fund (c)
(Cost $44,219,524)	423,267	40,159,579
	Principal Amount	Value

Preferred Securities - 1.0%
FINANCIALS - 1.0%
Banks - 1.0%
Barclays Bank PLC 7.625% 11/21/22	10,010,000	10,334,397
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346%(b)(d)	102,000	102,895
TOTAL PREFERRED SECURITIES
(Cost $11,719,408)		10,437,292
	Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 0.40% (e)
(Cost $29,622,464)	29,622,464	29,622,464
TOTAL INVESTMENT PORTFOLIO - 98.8%
(Cost $1,021,029,097)		996,327,649
NET OTHER ASSETS (LIABILITIES) - 1.2%		12,135,247
NET ASSETS - 100%		$1,008,462,896

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $132,332,978 or 13.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$83,226
Fidelity Specialized High Income Central Fund	1,164,269
Total	$1,247,495

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$41,748,012	$1,164,327	$--	$40,159,579	5.1%
Total	$41,748,012	$1,164,327	$--	$40,159,579

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$850,815,626	$--	$850,815,626	$--
U.S. Government and Government Agency Obligations	13,927,908	--	13,927,908	--
Municipal Securities	20,561,096	--	20,561,096	--
Bank Notes	30,803,684	--	30,803,684	--
Fixed-Income Funds	40,159,579	40,159,579	--	--
Preferred Securities	10,437,292	--	10,437,292	--
Money Market Funds	29,622,464	29,622,464	--	--
Total Investments in Securities:	$996,327,649	$69,782,043	$926,545,606	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.3%
United Kingdom	5.8%
Canada	3.3%
France	1.6%
Luxembourg	1.3%
Mexico	1.2%
Netherlands	1.2%
Others (Individually Less Than 1%)	2.3%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $947,187,109)	$926,545,606
Fidelity Central Funds (cost $73,841,988)	69,782,043
Total Investments (cost $1,021,029,097)		$996,327,649
Receivable for investments sold		16,088,605
Receivable for fund shares sold		1,313,507
Interest receivable		10,509,183
Distributions receivable from Fidelity Central Funds		11,222
Total assets		1,024,250,166
Liabilities
Payable for investments purchased	$11,543,641
Payable for fund shares redeemed	3,682,978
Distributions payable	146,382
Accrued management fee	296,309
Distribution and service plan fees payable	22,391
Other affiliated payables	95,569
Total liabilities		15,787,270
Net Assets		$1,008,462,896
Net Assets consist of:
Paid in capital		$1,043,487,261
Undistributed net investment income		217,422
Accumulated undistributed net realized gain (loss) on investments		(10,540,339)
Net unrealized appreciation (depreciation) on investments		(24,701,448)
Net Assets		$1,008,462,896
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($32,055,064 ÷ 2,943,568 shares)		$10.89
Maximum offering price per share (100/96.00 of $10.89)		$11.34
Class T:
Net Asset Value and redemption price per share ($8,115,376 ÷ 745,233 shares)		$10.89
Maximum offering price per share (100/96.00 of $10.89)		$11.34
Class C:
Net Asset Value and offering price per share ($16,720,737 ÷ 1,535,610 shares)(a)		$10.89
Corporate Bond:
Net Asset Value, offering price and redemption price per share ($836,467,233 ÷ 76,812,467 shares)		$10.89
Class I:
Net Asset Value, offering price and redemption price per share ($115,104,486 ÷ 10,569,753 shares)		$10.89

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2016 (Unaudited)
Investment Income
Dividends		$384,868
Interest		17,717,074
Income from Fidelity Central Funds		1,247,495
Total income		19,349,437
Expenses
Management fee	$1,767,679
Transfer agent fees	562,687
Distribution and service plan fees	148,439
Independent trustees' compensation	2,101
Miscellaneous	672
Total expenses before reductions	2,481,578
Expense reductions	(63)	2,481,515
Net investment income (loss)		16,867,922
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,570,572)
Total net realized gain (loss)		(10,570,572)
Change in net unrealized appreciation (depreciation) on investment securities		(10,184,436)
Net gain (loss)		(20,755,008)
Net increase (decrease) in net assets resulting from operations		$(3,887,086)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,867,922	$32,982,717
Net realized gain (loss)	(10,570,572)	2,801,939
Change in net unrealized appreciation (depreciation)	(10,184,436)	(44,998,470)
Net increase (decrease) in net assets resulting from operations	(3,887,086)	(9,213,814)
Distributions to shareholders from net investment income	(16,933,422)	(32,369,363)
Distributions to shareholders from net realized gain	–	(636,659)
Total distributions	(16,933,422)	(33,006,022)
Share transactions - net increase (decrease)	52,074,019	209,771,781
Total increase (decrease) in net assets	31,253,511	167,551,945
Net Assets
Beginning of period	977,209,385	809,657,440
End of period (including undistributed net investment income of $217,422 and undistributed net investment income of $282,922, respectively)	$1,008,462,896	$977,209,385

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class A

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$11.53	$10.81	$11.42	$10.70	$10.45
Income from Investment Operations
Net investment income (loss)A	.167	.319	.305	.277	.287	.356
Net realized and unrealized gain (loss)	(.219)	(.420)	.720	(.536)	.857	.366
Total from investment operations	(.052)	(.101)	1.025	(.259)	1.144	.722
Distributions from net investment income	(.168)	(.312)	(.305)	(.273)	(.294)	(.370)
Distributions from net realized gain	–	(.007)	–	(.078)	(.130)	(.102)
Total distributions	(.168)	(.319)	(.305)	(.351)	(.424)	(.472)
Net asset value, end of period	$10.89	$11.11	$11.53	$10.81	$11.42	$10.70
Total ReturnB,C,D	(.47)%	(.92)%	9.60%	(2.36)%	10.98%	7.16%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.79%	.79%	.76%	.76%	.75%
Expenses net of fee waivers, if any	.80%G	.79%	.79%	.76%	.76%	.75%
Expenses net of all reductions	.80%G	.79%	.79%	.76%	.76%	.75%
Net investment income (loss)	3.05%G	2.79%	2.73%	2.43%	2.62%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$32,055	$29,835	$27,677	$21,833	$40,842	$12,935
Portfolio turnover rateH	33%G	50%	61%	58%	103%	242%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class T

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$11.53	$10.81	$11.42	$10.69	$10.44
Income from Investment Operations
Net investment income (loss)A	.163	.311	.298	.272	.284	.357
Net realized and unrealized gain (loss)	(.219)	(.420)	.720	(.537)	.868	.363
Total from investment operations	(.056)	(.109)	1.018	(.265)	1.152	.720
Distributions from net investment income	(.164)	(.304)	(.298)	(.267)	(.292)	(.368)
Distributions from net realized gain	–	(.007)	–	(.078)	(.130)	(.102)
Total distributions	(.164)	(.311)	(.298)	(.345)	(.422)	(.470)
Net asset value, end of period	$10.89	$11.11	$11.53	$10.81	$11.42	$10.69
Total ReturnB,C,D	(.51)%	(.99)%	9.53%	(2.42)%	11.06%	7.14%
Ratios to Average Net AssetsE,F
Expenses before reductions	.87%G	.86%	.85%	.80%	.79%	.75%
Expenses net of fee waivers, if any	.87%G	.86%	.85%	.80%	.79%	.75%
Expenses net of all reductions	.87%G	.86%	.85%	.80%	.79%	.75%
Net investment income (loss)	2.98%G	2.72%	2.67%	2.39%	2.59%	3.42%
Supplemental Data
Net assets, end of period (000 omitted)	$8,115	$7,812	$6,651	$6,502	$12,078	$5,153
Portfolio turnover rateH	33%G	50%	61%	58%	103%	242%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class C

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$11.53	$10.80	$11.42	$10.69	$10.44
Income from Investment Operations
Net investment income (loss)A	.126	.231	.219	.189	.204	.280
Net realized and unrealized gain (loss)	(.219)	(.419)	.730	(.544)	.868	.361
Total from investment operations	(.093)	(.188)	.949	(.355)	1.072	.641
Distributions from net investment income	(.127)	(.225)	(.219)	(.187)	(.212)	(.289)
Distributions from net realized gain	–	(.007)	–	(.078)	(.130)	(.102)
Total distributions	(.127)	(.232)	(.219)	(.265)	(.342)	(.391)
Net asset value, end of period	$10.89	$11.11	$11.53	$10.80	$11.42	$10.69
Total ReturnB,C,D	(.85)%	(1.67)%	8.86%	(3.20)%	10.25%	6.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%G	1.55%	1.56%	1.53%	1.51%	1.47%
Expenses net of fee waivers, if any	1.55%G	1.55%	1.56%	1.53%	1.51%	1.47%
Expenses net of all reductions	1.55%G	1.55%	1.56%	1.53%	1.51%	1.47%
Net investment income (loss)	2.30%G	2.03%	1.96%	1.66%	1.86%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$16,721	$20,372	$11,713	$13,705	$24,613	$11,111
Portfolio turnover rateH	33%G	50%	61%	58%	103%	242%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$11.53	$10.81	$11.42	$10.70	$10.45
Income from Investment Operations
Net investment income (loss)A	.187	.358	.342	.309	.321	.388
Net realized and unrealized gain (loss)	(.220)	(.420)	.721	(.532)	.858	.367
Total from investment operations	(.033)	(.062)	1.063	(.223)	1.179	.755
Distributions from net investment income	(.187)	(.351)	(.343)	(.309)	(.329)	(.403)
Distributions from net realized gain	–	(.007)	–	(.078)	(.130)	(.102)
Total distributions	(.187)	(.358)	(.343)	(.387)	(.459)	(.505)
Net asset value, end of period	$10.89	$11.11	$11.53	$10.81	$11.42	$10.70
Total ReturnB,C	(.30)%	(.58)%	9.96%	(2.06)%	11.32%	7.50%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.40%F	3.13%	3.07%	2.74%	2.93%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$836,467	$800,365	$697,733	$771,621	$471,540	$110,113
Portfolio turnover rateG	33%F	50%	61%	58%	103%	242%H

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class I

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$11.53	$10.81	$11.42	$10.70	$10.45
Income from Investment Operations
Net investment income (loss)A	.184	.350	.336	.301	.316	.389
Net realized and unrealized gain (loss)	(.220)	(.418)	.720	(.530)	.858	.366
Total from investment operations	(.036)	(.068)	1.056	(.229)	1.174	.755
Distributions from net investment income	(.184)	(.345)	(.336)	(.303)	(.324)	(.403)
Distributions from net realized gain	–	(.007)	–	(.078)	(.130)	(.102)
Total distributions	(.184)	(.352)	(.336)	(.381)	(.454)	(.505)
Net asset value, end of period	$10.89	$11.11	$11.53	$10.81	$11.42	$10.70
Total ReturnB,C	(.33)%	(.63)%	9.90%	(2.11)%	11.27%	7.51%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.51%	.52%	.49%	.43%
Expenses net of fee waivers, if any	.50%F	.50%	.51%	.51%	.49%	.43%
Expenses net of all reductions	.50%F	.50%	.51%	.51%	.49%	.43%
Net investment income (loss)	3.35%F	3.07%	3.01%	2.68%	2.88%	3.75%
Supplemental Data
Net assets, end of period (000 omitted)	$115,104	$118,825	$65,882	$49,866	$5,996	$1,906
Portfolio turnover rateG	33%F	50%	61%	58%	103%	242%H

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$18,280,621
Gross unrealized depreciation	(42,441,657)
Net unrealized appreciation (depreciation) on securities	$(24,161,036)
Tax cost	$1,020,488,685

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(142,079)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $183,486,425 and $124,296,217, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$39,278	$712
Class T	-%	.25%	10,066	–
Class C	.75%	.25%	99,095	37,754
			$148,439	$38,466

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,264
Class T	812
Class C(a)	7,541
$12,617

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$30,181.19
Class T	10,853.27
Class C	19,325.20
Corporate Bond	412,686.10
Class I	89,642.15
	$562,687

 (a) Annualized

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $672 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $63.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Class A	$478,918	$813,671
Class T	119,762	210,742
Class C	227,987	348,748
Corporate Bond	14,132,674	28,038,926
Class I	1,974,081	2,957,276
Total	$16,933,422	$32,369,363
From net realized gain
Class A	$–	$18,619
Class T	–	4,862
Class C	–	9,110
Corporate Bond	–	560,454
Class I	–	43,614
Total	$–	$636,659

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Class A
Shares sold	740,976	1,588,722	$8,165,728	$18,202,646
Reinvestment of distributions	41,691	68,942	459,363	788,156
Shares redeemed	(524,901)	(1,371,598)	(5,771,230)	(15,714,537)
Net increase (decrease)	257,766	286,066	$2,853,861	$3,276,265
Class T
Shares sold	112,675	417,162	$1,242,797	$4,774,665
Reinvestment of distributions	10,655	18,340	117,403	209,687
Shares redeemed	(81,306)	(309,008)	(893,864)	(3,517,632)
Net increase (decrease)	42,024	126,494	$466,336	$1,466,720
Class C
Shares sold	460,509	1,358,833	$5,068,212	$15,615,558
Reinvestment of distributions	20,410	30,744	225,003	350,856
Shares redeemed	(779,439)	(571,153)	(8,534,338)	(6,502,091)
Net increase (decrease)	(298,520)	818,424	$(3,241,123)	$9,464,323
Corporate Bond
Shares sold	15,124,070	48,939,032	$167,250,051	$561,678,125
Reinvestment of distributions	1,202,110	2,357,302	13,243,476	26,966,661
Shares redeemed	(11,564,249)	(39,742,648)	(127,157,165)	(450,652,855)
Net increase (decrease)	4,761,931	11,553,686	$53,336,362	$137,991,931
Class I
Shares sold	839,534	6,825,368	$9,231,468	$78,597,874
Reinvestment of distributions	175,567	259,436	1,934,792	2,961,561
Shares redeemed	(1,141,978)	(2,100,347)	(12,507,677)	(23,986,893)
Net increase (decrease)	(126,877)	4,984,457	$(1,341,417)	$57,572,542

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Class A	.80%
Actual		$1,000.00	$995.30	$3.97
Hypothetical-C		$1,000.00	$1,020.89	$4.02
Class T	.87%
Actual		$1,000.00	$994.90	$4.32
Hypothetical-C		$1,000.00	$1,020.54	$4.37
Class C	1.55%
Actual		$1,000.00	$991.50	$7.67
Hypothetical-C		$1,000.00	$1,017.16	$7.77
Corporate Bond	.45%
Actual		$1,000.00	$997.00	$2.23
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class I	.50%
Actual		$1,000.00	$996.70	$2.48
Hypothetical-C		$1,000.00	$1,022.38	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one- and three-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's management contract.

Fidelity Corporate Bond Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays the fund to manage the fund's assets.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ACBD-SANN-0416
1.907028.105

Fidelity® Corporate Bond Fund Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	1.4%
AAA	2.2%
AA	3.1%
A	18.4%
BBB	52.9%
BB and Below	17.2%
Not Rated	0.6%
Short-Term Investments and Net Other Assets	4.2%

As of August 31, 2015
AAA	0.3%
AA	2.2%
A	16.5%
BBB	57.0%
BB and Below	17.5%
Short-Term Investments and Net Other Assets	6.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	10.8	10.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	6.8	6.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016*
Corporate Bonds	87.5%
U.S. Government and U.S. Government Agency Obligations	1.4%
Municipal Bonds	2.0%
Other Investments	4.9%
Short-Term Investments and Net Other Assets (Liabilities)	4.2%

 * Foreign investments - 16.7%

As of August 31, 2015*
Corporate Bonds	87.1%
Municipal Bonds	1.9%
Other Investments	4.5%
Short-Term Investments and Net Other Assets (Liabilities)	6.5%

 * Foreign investments - 19.2%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.2%
Automobiles - 1.6%
Ford Motor Co. 4.75% 1/15/43	$3,184,000	$2,923,832
General Motors Co.:
5% 4/1/35	2,537,000	2,213,279
5.2% 4/1/45	4,206,000	3,634,228
General Motors Financial Co., Inc. 3.1% 1/15/19	4,827,000	4,775,771
Volkswagen International Finance NV 2.375% 3/22/17 (a)	2,050,000	2,049,080
		15,596,190
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 5.75% 6/15/43	396,000	449,072
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.:
2.1% 12/7/18	7,930,000	8,032,408
2.75% 12/9/20	200,000	205,810
3.7% 1/30/26	527,000	550,076
4.7% 12/9/35	272,000	281,553
4.875% 12/9/45	4,027,000	4,231,535
		13,301,382
Household Durables - 1.5%
D.R. Horton, Inc.:
3.75% 3/1/19	4,500,000	4,578,750
4% 2/15/20	5,000,000	5,087,500
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,548,750
		15,215,000
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. 4.8% 12/5/34	5,101,000	5,512,482
Media - 3.0%
21st Century Fox America, Inc.:
6.15% 2/15/41	4,800,000	5,175,168
6.9% 8/15/39	300,000	337,577
7.75% 12/1/45	111,000	139,909
Comcast Corp.:
4.65% 7/15/42	2,200,000	2,333,353
6.4% 3/1/40	1,150,000	1,474,567
Discovery Communications LLC 4.875% 4/1/43	5,108,000	4,090,108
NBCUniversal, Inc. 5.15% 4/30/20	3,625,000	4,080,543
Time Warner Cable, Inc.:
5.5% 9/1/41	623,000	554,658
5.875% 11/15/40	1,648,000	1,533,377
6.55% 5/1/37	1,329,000	1,338,847
6.75% 7/1/18	700,000	762,787
7.3% 7/1/38	1,188,000	1,253,705
8.25% 4/1/19	1,856,000	2,122,065
Time Warner, Inc.:
2.1% 6/1/19	3,000,000	2,973,819
6.2% 3/15/40	1,700,000	1,803,906
Viacom, Inc. 3.5% 4/1/17	34,000	34,337
		30,008,726
Specialty Retail - 0.2%
AutoZone, Inc. 3.7% 4/15/22	253,000	261,993
Home Depot, Inc. 5.95% 4/1/41	941,000	1,200,737
Lowe's Companies, Inc. 5.125% 11/15/41	650,000	742,030
		2,204,760

TOTAL CONSUMER DISCRETIONARY		82,287,612

CONSUMER STAPLES - 4.5%
Beverages - 3.0%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	4,584,000	4,627,447
2.65% 2/1/21	2,215,000	2,254,407
3.3% 2/1/23	2,385,000	2,451,737
3.65% 2/1/26	3,500,000	3,609,869
4.7% 2/1/36	2,258,000	2,367,718
4.9% 2/1/46	2,583,000	2,768,725
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,045,000
4.25% 5/1/23	3,315,000	3,435,169
Heineken NV 4% 10/1/42 (a)	96,000	90,982
PepsiCo, Inc. 4.25% 10/22/44	6,629,000	6,856,567
		30,507,621
Food Products - 0.2%
The J.M. Smucker Co. 2.5% 3/15/20	1,642,000	1,655,780
Tobacco - 1.3%
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,575,000	4,696,137
4.25% 7/21/25 (a)	1,134,000	1,180,476
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,167,320
Reynolds American, Inc.:
2.3% 6/12/18	528,000	533,644
3.25% 6/12/20	235,000	244,395
4% 6/12/22	366,000	395,135
4.45% 6/12/25	1,778,000	1,931,050
5.7% 8/15/35	304,000	343,241
5.85% 8/15/45	1,267,000	1,487,326
6.75% 6/15/17	384,000	412,216
		13,390,940

TOTAL CONSUMER STAPLES		45,554,341

ENERGY - 11.4%
Energy Equipment & Services - 2.0%
DCP Midstream LLC:
4.75% 9/30/21 (a)	158,000	107,223
5.35% 3/15/20 (a)	10,096,000	7,602,874
5.85% 5/21/43 (a)(b)	7,500,000	3,975,000
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	664,096
Ensco PLC:
5.2% 3/15/25	1,787,000	911,370
5.75% 10/1/44	561,000	264,231
Halliburton Co. 3.375% 11/15/22	5,850,000	5,765,292
Noble Holding International Ltd. 3.05% 3/1/16	450,000	450,000
		19,740,086
Oil, Gas & Consumable Fuels - 9.4%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	395,255
6.375% 9/15/17	3,626,000	3,684,125
Apache Corp. 4.75% 4/15/43	3,233,000	2,472,608
Boardwalk Pipelines LP 4.95% 12/15/24	4,120,000	3,527,198
Canadian Natural Resources Ltd. 3.9% 2/1/25	4,325,000	3,355,880
Cenovus Energy, Inc.:
3.8% 9/15/23	5,000,000	3,655,570
5.7% 10/15/19	1,189,000	1,049,249
Chevron Corp. 1.344% 11/9/17	7,500,000	7,482,840
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	337,713
2.7% 4/1/19	64,000	52,490
3.875% 3/15/23	222,000	159,959
4.95% 4/1/22	1,925,000	1,456,694
5.6% 4/1/44	340,000	207,764
Devon Energy Corp. 2.25% 12/15/18	910,000	792,997
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	497,783
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	123,882
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	796,920
Enterprise Products Operating LP:
2.55% 10/15/19	163,000	157,748
3.75% 2/15/25	547,000	518,774
4.85% 3/15/44	2,023,000	1,736,302
4.95% 10/15/54	2,437,000	1,945,377
Exxon Mobil Corp.:
3.1% 3/1/26	5,024,000	5,024,000
4.114% 3/1/46	5,034,000	5,034,000
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	240,000	216,448
3.95% 9/1/22	518,000	468,322
4.25% 9/1/24	181,000	156,747
5.5% 3/1/44	1,641,000	1,339,176
Kinder Morgan, Inc. 3.05% 12/1/19	3,907,000	3,606,747
Marathon Petroleum Corp. 2.7% 12/14/18	247,000	239,222
ONEOK Partners LP 2% 10/1/17	2,822,000	2,648,128
Petro-Canada 6.05% 5/15/18	4,470,000	4,573,101
Petroleos Mexicanos:
3.5% 7/18/18	959,000	951,808
5.5% 2/4/19 (a)	1,440,000	1,488,960
5.5% 1/21/21	545,000	550,341
6% 3/5/20	116,000	119,306
6.375% 2/4/21 (a)	3,870,000	4,023,833
6.375% 1/23/45	937,000	812,801
6.875% 8/4/26 (a)	2,930,000	3,034,015
Phillips 66 Co.:
2.95% 5/1/17	2,767,000	2,801,748
4.3% 4/1/22	300,000	305,975
4.65% 11/15/34	3,750,000	3,424,838
Plains All American Pipeline LP/PAA Finance Corp. 3.6% 11/1/24	5,000,000	3,844,575
Southeast Supply Header LLC 4.25% 6/15/24 (a)	667,000	626,008
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	55,926
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	452,525
4.6% 6/15/21	414,000	423,136
Talisman Energy, Inc. 3.75% 2/1/21	3,635,000	2,583,638
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	3,216,705
TransCanada PipeLines Ltd. 3.125% 1/15/19	933,000	938,942
Western Gas Partners LP:
2.6% 8/15/18	858,000	749,798
5.375% 6/1/21	1,273,000	1,087,445
Williams Partners LP:
3.35% 8/15/22	2,500,000	1,850,625
4% 9/15/25	5,000,000	3,805,405
4.3% 3/4/24	491,000	383,808
		95,245,180

TOTAL ENERGY		114,985,266

FINANCIALS - 39.0%
Banks - 13.9%
ABN AMRO Bank NV 2.45% 6/4/20 (a)	5,000,000	4,986,515
Bank of America Corp.:
2.65% 4/1/19	1,524,000	1,531,772
3.95% 4/21/25	4,128,000	3,996,800
4% 1/22/25	3,277,000	3,187,413
4.2% 8/26/24	10,942,000	10,954,704
5.75% 12/1/17	3,000,000	3,181,635
Bank of Nova Scotia 4.5% 12/16/25	7,405,000	7,267,452
Barclays PLC 3.65% 3/16/25	4,116,000	3,781,999
BNP Paribas SA 4.25% 10/15/24	6,500,000	6,281,451
BPCE SA 5.15% 7/21/24 (a)	6,475,000	6,365,547
Citigroup, Inc.:
2.05% 12/7/18	5,000,000	4,970,085
2.5% 7/29/19	4,000,000	4,009,648
4.05% 7/30/22	316,000	322,034
4.4% 6/10/25	1,221,000	1,217,442
5.5% 9/13/25	1,317,000	1,410,942
8.125% 7/15/39	1,924,000	2,744,147
Citizens Bank NA 2.3% 12/3/18	799,000	800,010
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	517,000	529,414
Credit Agricole SA 4.375% 3/17/25 (a)	3,636,000	3,461,734
Credit Suisse AG 6% 2/15/18	122,000	129,161
Credit Suisse New York Branch 3% 10/29/21	1,550,000	1,551,652
Discover Bank:
2% 2/21/18	3,900,000	3,852,978
7% 4/15/20	2,391,000	2,695,910
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,118,241
5.45% 1/15/17	1,232,000	1,272,346
8.25% 3/1/38	3,848,000	5,418,858
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,289,810
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	7,245,000	6,658,068
5.71% 1/15/26 (a)	1,569,000	1,494,975
JPMorgan Chase & Co. 3.875% 2/1/24	5,000,000	5,262,335
Rabobank Nederland 4.625% 12/1/23	4,531,000	4,621,905
Regions Bank 6.45% 6/26/37	2,611,000	3,129,599
Regions Financial Corp. 2% 5/15/18	558,000	553,052
Royal Bank of Canada 4.65% 1/27/26	1,181,000	1,191,243
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,640,000	3,486,508
6% 12/19/23	5,228,000	5,281,420
6.1% 6/10/23	1,000,000	1,012,500
6.125% 12/15/22	5,972,000	6,268,665
SunTrust Banks, Inc. 2.5% 5/1/19	5,184,000	5,209,184
Wells Fargo & Co. 4.65% 11/4/44	4,700,000	4,598,231
		140,097,385
Capital Markets - 6.1%
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45 (a)	8,385,000	7,691,527
Deutsche Bank AG 4.5% 4/1/25	5,594,000	4,741,665
Goldman Sachs Group, Inc.:
3.75% 5/22/25	6,000,000	6,076,794
3.75% 2/25/26	5,000,000	5,043,795
4.25% 10/21/25	4,750,000	4,726,739
5.25% 7/27/21	1,227,000	1,361,080
5.95% 1/18/18	178,000	189,799
6.15% 4/1/18	204,000	219,880
Janus Capital Group, Inc. 4.875% 8/1/25	2,848,000	2,994,108
Lazard Group LLC 6.85% 6/15/17	31,000	32,593
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,470,122
Morgan Stanley:
3.875% 1/27/26	5,020,000	5,158,502
4.3% 1/27/45	948,000	903,992
4.875% 11/1/22	9,466,000	9,980,222
5.5% 7/28/21	1,222,000	1,370,692
5.625% 9/23/19	329,000	361,074
5.75% 1/25/21	557,000	626,065
6.625% 4/1/18	153,000	166,572
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	7,500,000	7,408,530
		61,523,751
Consumer Finance - 4.1%
Ally Financial, Inc.:
4.125% 2/13/22	5,560,000	5,407,100
4.75% 9/10/18	4,500,000	4,584,375
Caterpillar Financial Services Corp. 1.8% 11/13/18	7,500,000	7,600,628
Discover Financial Services:
3.85% 11/21/22	2,538,000	2,505,547
5.2% 4/27/22	2,355,000	2,476,447
Ford Motor Credit Co. LLC:
1.5% 1/17/17	599,000	596,440
2.597% 11/4/19	4,950,000	4,876,889
General Electric Capital Corp. 5.875% 1/14/38	150,000	188,693
Hyundai Capital America:
2.125% 10/2/17 (a)	197,000	197,159
2.55% 2/6/19 (a)	3,163,000	3,172,739
2.875% 8/9/18 (a)	4,930,000	4,967,049
Synchrony Financial 2.6% 1/15/19	5,000,000	4,958,650
		41,531,716
Diversified Financial Services - 3.0%
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	107,000	106,537
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,568,253
ING U.S., Inc.:
5.5% 7/15/22	2,028,000	2,249,782
5.7% 7/15/43	2,607,000	2,897,913
McGraw Hill Financial, Inc.:
3.3% 8/14/20	4,913,000	5,035,476
4% 6/15/25	6,038,000	6,126,511
Moody's Corp.:
2.75% 7/15/19	6,920,000	7,052,878
5.25% 7/15/44	3,386,000	3,654,401
		30,691,751
Insurance - 6.6%
ACE INA Holdings, Inc.:
2.3% 11/3/20	672,000	675,967
2.875% 11/3/22	641,000	652,464
3.35% 5/3/26	516,000	528,294
4.35% 11/3/45	525,000	550,677
American International Group, Inc.:
4.375% 1/15/55	2,685,000	2,181,334
4.5% 7/16/44	5,833,000	5,169,835
Aon Corp. 6.25% 9/30/40	253,000	280,982
Aon PLC:
3.5% 6/14/24	2,830,000	2,857,941
4.75% 5/15/45	6,000,000	5,911,980
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,843,779
Five Corners Funding Trust 4.419% 11/15/23 (a)	4,111,000	4,255,037
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (a)(b)	66,000	64,680
Hartford Financial Services Group, Inc.:
4.3% 4/15/43	1,211,000	1,110,149
8.125% 6/15/38 (b)	4,915,000	5,258,559
Liberty Mutual Group, Inc. 4.95% 5/1/22 (a)	5,250,000	5,675,523
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,643,000	1,805,345
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (a)	2,264,000	2,090,476
5.375% 12/1/41 (a)	148,000	162,473
New York Life Global Funding 1.55% 11/2/18 (a)	7,890,000	7,859,671
Pacific LifeCorp:
5.125% 1/30/43 (a)	1,285,000	1,278,452
6% 2/10/20 (a)	902,000	1,009,237
Pricoa Global Funding I 5.625% 6/15/43 (b)	5,000,000	4,940,000
Prudential Financial, Inc. 5.625% 5/12/41	1,170,000	1,228,948
Symetra Financial Corp. 6.125% 4/1/16 (a)	615,000	617,371
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	287,000	288,446
Unum Group:
5.625% 9/15/20	1,846,000	2,021,305
5.75% 8/15/42	3,748,000	3,926,161
7.125% 9/30/16	106,000	109,201
		66,354,287
Real Estate Investment Trusts - 2.3%
AvalonBay Communities, Inc. 4.2% 12/15/23	4,553,000	4,893,596
Camden Property Trust 4.25% 1/15/24	758,000	809,250
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,372,222
Corporate Office Properties LP:
3.6% 5/15/23	2,201,000	2,049,534
3.7% 6/15/21	476,000	470,607
DDR Corp.:
4.625% 7/15/22	391,000	406,270
4.75% 4/15/18	1,764,000	1,834,779
7.5% 4/1/17	4,000,000	4,221,748
9.625% 3/15/16	214,000	214,596
Duke Realty LP:
3.875% 10/15/22	403,000	414,909
4.375% 6/15/22	206,000	217,028
6.75% 3/15/20	1,295,000	1,484,602
Equity One, Inc. 3.75% 11/15/22	3,000,000	2,999,643
Health Care REIT, Inc.:
2.25% 3/15/18	324,000	323,149
4.7% 9/15/17	548,000	570,716
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	252,788
Retail Opportunity Investments Partnership LP 5% 12/15/23	167,000	173,114
		22,708,551
Real Estate Management & Development - 3.0%
BioMed Realty LP 3.85% 4/15/16	914,000	914,857
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	2,003,906
4.1% 10/1/24	3,000,000	2,958,972
4.55% 10/1/29	2,014,000	2,010,171
4.95% 4/15/18	290,000	303,020
Essex Portfolio LP 5.5% 3/15/17	3,479,000	3,609,323
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,060,217
4.125% 6/15/22	1,832,000	1,890,967
4.4% 2/15/24	1,039,000	1,079,647
4.75% 10/1/20	752,000	811,000
5.5% 12/15/16	2,436,000	2,505,872
6.625% 10/1/17	1,960,000	2,085,905
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	483,462
3.15% 5/15/23	922,000	798,681
4.5% 4/18/22	94,000	91,519
7.75% 8/15/19	126,000	138,328
Mid-America Apartments LP 4.3% 10/15/23	180,000	190,352
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,899,472
Prime Property Funding, Inc. 5.7% 4/15/17 (a)	276,000	284,555
Reckson Operating Partnership LP 6% 3/31/16	286,000	286,941
Tanger Properties LP:
3.875% 12/1/23	398,000	408,259
6.125% 6/1/20	661,000	751,626
Ventas Realty LP 4.125% 1/15/26	345,000	349,842
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	505,400
		30,422,294

TOTAL FINANCIALS		393,329,735

HEALTH CARE - 5.6%
Biotechnology - 1.4%
AbbVie, Inc.:
1.75% 11/6/17	999,000	998,434
2.5% 5/14/20	1,885,000	1,883,745
3.2% 11/6/22	1,183,000	1,193,241
3.6% 5/14/25	1,758,000	1,792,132
4.4% 11/6/42	627,000	600,931
4.5% 5/14/35	1,694,000	1,683,318
Amgen, Inc. 2.2% 5/22/19	5,630,000	5,702,413
		13,854,214
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 4.685% 12/15/44	288,000	297,298
Medtronic, Inc. 3.15% 3/15/22	4,650,000	4,848,955
		5,146,253
Health Care Providers & Services - 1.4%
Express Scripts Holding Co. 4.75% 11/15/21	3,000,000	3,212,478
UnitedHealth Group, Inc.:
3.35% 7/15/22	378,000	395,215
3.75% 7/15/25	2,607,000	2,774,161
3.95% 10/15/42	132,000	127,742
4.25% 3/15/43	2,500,000	2,500,000
4.625% 7/15/35	745,000	799,937
4.625% 11/15/41	965,000	1,022,354
4.75% 7/15/45	1,829,000	2,000,588
WellPoint, Inc.:
1.875% 1/15/18	288,000	287,401
2.375% 2/15/17	810,000	816,069
		13,935,945
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.15% 12/14/18	509,000	509,227
4.15% 2/1/24	248,000	258,948
5.3% 2/1/44	103,000	110,947
		879,122
Pharmaceuticals - 2.2%
Actavis Funding SCS 4.55% 3/15/35	5,473,000	5,500,912
Johnson & Johnson 4.5% 12/5/43	3,200,000	3,689,568
Roche Holdings, Inc. 3% 11/10/25 (a)	5,000,000	5,158,365
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	7,416,000	7,422,370
Zoetis, Inc.:
1.875% 2/1/18	123,000	121,675
3.45% 11/13/20	286,000	291,340
		22,184,230

TOTAL HEALTH CARE		55,999,764

INDUSTRIALS - 3.1%
Aerospace & Defense - 1.4%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	3,251,000	3,286,637
L-3 Communications Corp. 3.95% 5/28/24	1,026,000	964,694
The Boeing Co. 1.65% 10/30/20	10,000,000	9,879,550
		14,130,881
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (a)	549,000	557,279
Continental Airlines, Inc. 6.648% 3/15/19	33,749	34,296
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	39,094	40,028
8.36% 1/20/19	24,855	25,648
		657,251
Industrial Conglomerates - 0.8%
General Electric Co. 4.125% 10/9/42	434,000	438,805
Roper Technologies, Inc. 2.05% 10/1/18	7,475,000	7,437,984
		7,876,789
Machinery - 0.1%
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	270,000	268,284
4.65% 11/1/44	559,000	549,604
		817,888
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	1,008,000	983,073
4.4% 3/15/42	2,500,000	2,519,450
		3,502,523
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18	408,000	398,310
3.75% 2/1/22	1,086,000	1,009,068
3.875% 4/1/21	3,305,000	3,197,588
		4,604,966

TOTAL INDUSTRIALS		31,590,298

INFORMATION TECHNOLOGY - 2.1%
Electronic Equipment & Components - 0.6%
Amphenol Corp. 3.125% 9/15/21	264,000	265,838
Tyco Electronics Group SA:
2.375% 12/17/18	185,000	185,821
6.55% 10/1/17	4,758,000	5,108,612
		5,560,271
IT Services - 0.1%
The Western Union Co. 2.875% 12/10/17	926,000	942,031
Software - 0.8%
Oracle Corp.:
3.25% 5/15/30	4,148,000	4,130,869
4.375% 5/15/55	4,148,000	3,986,838
5.375% 7/15/40	240,000	274,942
		8,392,649
Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co.:
4.4% 10/15/22 (a)	3,420,000	3,341,935
6.2% 10/15/35 (a)	3,426,000	2,969,277
		6,311,212

TOTAL INFORMATION TECHNOLOGY		21,206,163

MATERIALS - 1.6%
Chemicals - 0.7%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	5,220,000	5,129,349
Ecolab, Inc. 1.45% 12/8/17	434,000	431,829
Monsanto Co. 4.7% 7/15/64	1,925,000	1,541,736
		7,102,914
Metals & Mining - 0.9%
Alcoa, Inc.:
5.125% 10/1/24	543,000	490,736
5.4% 4/15/21	4,548,000	4,486,602
Anglo American Capital PLC 4.125% 4/15/21 (a)	2,394,000	1,837,395
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	407,000	401,913
6.75% 10/19/75 (a)(b)	1,010,000	980,963
Corporacion Nacional del Cobre de Chile (Codelco):
4.875% 11/4/44 (a)	200,000	172,851
5.625% 10/18/43 (a)	425,000	404,634
		8,775,094

TOTAL MATERIALS		15,878,008

TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.:
4.5% 5/15/35	4,270,000	3,920,432
4.75% 5/15/46	2,316,000	2,106,810
5.55% 8/15/41	2,700,000	2,652,772
British Telecommunications PLC 2.35% 2/14/19	4,623,000	4,666,761
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	612,804
3.5% 11/1/21	1,420,000	1,483,284
4.6% 4/1/21	460,000	501,806
5.012% 8/21/54	6,001,000	5,581,272
6.4% 9/15/33	1,509,000	1,758,693
6.55% 9/15/43	999,000	1,211,401
		24,496,035
Wireless Telecommunication Services - 1.1%
America Movil S.A.B. de CV 2.375% 9/8/16	1,450,000	1,456,296
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,661,330
Vodafone Group PLC 5.625% 2/27/17	5,000,000	5,207,990
		11,325,616

TOTAL TELECOMMUNICATION SERVICES		35,821,651

UTILITIES - 5.4%
Electric Utilities - 2.5%
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	230,266
DPL, Inc. 6.75% 10/1/19	3,400,000	3,408,500
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,348,411
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	500,000	560,154
6.4% 9/15/20 (a)	1,310,000	1,495,626
FirstEnergy Corp.:
2.75% 3/15/18	699,000	706,122
4.25% 3/15/23	1,919,000	2,003,244
7.375% 11/15/31	6,732,000	8,366,691
Indiana Michigan Power Co. 4.2% 3/15/46	1,274,000	1,269,630
IPALCO Enterprises, Inc. 3.45% 7/15/20	1,894,000	1,886,898
Nevada Power Co. 6.65% 4/1/36	500,000	649,928
Tampa Electric Co. 6.55% 5/15/36	500,000	654,643
TECO Finance, Inc. 5.15% 3/15/20	114,000	124,087
Xcel Energy, Inc. 4.8% 9/15/41	554,000	584,149
		25,288,349
Gas Utilities - 0.7%
Boston Gas Co. 4.487% 2/15/42 (a)	2,000,000	1,996,464
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	5,023,000	4,646,370
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	16,851
		6,659,685
Independent Power and Renewable Electricity Producers - 0.3%
TransAlta Corp. 1.9% 6/3/17	3,700,000	3,472,483
Multi-Utilities - 1.9%
Dominion Resources, Inc.:
2.9031% 9/30/66 (b)	7,158,000	4,810,541
7.5% 6/30/66 (b)	145,000	121,438
NiSource Finance Corp.:
5.25% 2/15/43	234,000	256,805
5.95% 6/15/41	1,493,000	1,745,533
6.4% 3/15/18	24,000	26,029
Puget Energy, Inc.:
3.65% 5/15/25	2,935,000	2,958,950
5.625% 7/15/22	4,240,000	4,760,647
6.5% 12/15/20	613,000	715,221
Sempra Energy:
2.3% 4/1/17	3,024,000	3,043,686
2.875% 10/1/22	224,000	216,841
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	117,000	86,580
		18,742,271

TOTAL UTILITIES		54,162,788

TOTAL NONCONVERTIBLE BONDS
(Cost $872,309,685)		850,815,626

U.S. Treasury Obligations - 1.4%
U.S. Treasury Bonds 3% 11/15/45	4,670,000	5,047,065
U.S. Treasury Notes 2.25% 11/15/25	8,500,000	8,880,843
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,219,404)		13,927,908

Municipal Securities - 2.0%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	426,555
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$40,000	$57,365
7.3% 10/1/39	2,015,000	2,868,614
7.5% 4/1/34	1,165,000	1,671,670
7.55% 4/1/39	1,815,000	2,694,041
7.6% 11/1/40	6,715,000	10,134,077
7.625% 3/1/40	345,000	513,312
Chicago Gen. Oblig.:
(Taxable Proj.) Series 2012 B, 5.432% 1/1/42	160,000	132,290
6.314% 1/1/44	2,280,000	2,063,172
TOTAL MUNICIPAL SECURITIES
(Cost $19,422,802)		20,561,096

Bank Notes - 3.1%
Bank of America NA 2.05% 12/7/18	5,000,000	5,004,555
Capital One Bank NA 2.3% 6/5/19	5,000,000	4,969,595
JPMorgan Chase Bank 6% 10/1/17	10,850,000	11,509,836
Marshall & Ilsley Bank 5% 1/17/17	1,027,000	1,054,008
Regions Bank 7.5% 5/15/18	7,499,000	8,265,690
TOTAL BANK NOTES
(Cost $30,515,810)		30,803,684
	Shares	Value

Fixed-Income Funds - 4.0%
Fidelity Specialized High Income Central Fund (c)
(Cost $44,219,524)	423,267	40,159,579
	Principal Amount	Value

Preferred Securities - 1.0%
FINANCIALS - 1.0%
Banks - 1.0%
Barclays Bank PLC 7.625% 11/21/22	10,010,000	10,334,397
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346%(b)(d)	102,000	102,895
TOTAL PREFERRED SECURITIES
(Cost $11,719,408)		10,437,292
	Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 0.40% (e)
(Cost $29,622,464)	29,622,464	29,622,464
TOTAL INVESTMENT PORTFOLIO - 98.8%
(Cost $1,021,029,097)		996,327,649
NET OTHER ASSETS (LIABILITIES) - 1.2%		12,135,247
NET ASSETS - 100%		$1,008,462,896

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $132,332,978 or 13.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$83,226
Fidelity Specialized High Income Central Fund	1,164,269
Total	$1,247,495

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$41,748,012	$1,164,327	$--	$40,159,579	5.1%
Total	$41,748,012	$1,164,327	$--	$40,159,579

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$850,815,626	$--	$850,815,626	$--
U.S. Government and Government Agency Obligations	13,927,908	--	13,927,908	--
Municipal Securities	20,561,096	--	20,561,096	--
Bank Notes	30,803,684	--	30,803,684	--
Fixed-Income Funds	40,159,579	40,159,579	--	--
Preferred Securities	10,437,292	--	10,437,292	--
Money Market Funds	29,622,464	29,622,464	--	--
Total Investments in Securities:	$996,327,649	$69,782,043	$926,545,606	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.3%
United Kingdom	5.8%
Canada	3.3%
France	1.6%
Luxembourg	1.3%
Mexico	1.2%
Netherlands	1.2%
Others (Individually Less Than 1%)	2.3%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $947,187,109)	$926,545,606
Fidelity Central Funds (cost $73,841,988)	69,782,043
Total Investments (cost $1,021,029,097)		$996,327,649
Receivable for investments sold		16,088,605
Receivable for fund shares sold		1,313,507
Interest receivable		10,509,183
Distributions receivable from Fidelity Central Funds		11,222
Total assets		1,024,250,166
Liabilities
Payable for investments purchased	$11,543,641
Payable for fund shares redeemed	3,682,978
Distributions payable	146,382
Accrued management fee	296,309
Distribution and service plan fees payable	22,391
Other affiliated payables	95,569
Total liabilities		15,787,270
Net Assets		$1,008,462,896
Net Assets consist of:
Paid in capital		$1,043,487,261
Undistributed net investment income		217,422
Accumulated undistributed net realized gain (loss) on investments		(10,540,339)
Net unrealized appreciation (depreciation) on investments		(24,701,448)
Net Assets		$1,008,462,896
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($32,055,064 ÷ 2,943,568 shares)		$10.89
Maximum offering price per share (100/96.00 of $10.89)		$11.34
Class T:
Net Asset Value and redemption price per share ($8,115,376 ÷ 745,233 shares)		$10.89
Maximum offering price per share (100/96.00 of $10.89)		$11.34
Class C:
Net Asset Value and offering price per share ($16,720,737 ÷ 1,535,610 shares)(a)		$10.89
Corporate Bond:
Net Asset Value, offering price and redemption price per share ($836,467,233 ÷ 76,812,467 shares)		$10.89
Class I:
Net Asset Value, offering price and redemption price per share ($115,104,486 ÷ 10,569,753 shares)		$10.89

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2016 (Unaudited)
Investment Income
Dividends		$384,868
Interest		17,717,074
Income from Fidelity Central Funds		1,247,495
Total income		19,349,437
Expenses
Management fee	$1,767,679
Transfer agent fees	562,687
Distribution and service plan fees	148,439
Independent trustees' compensation	2,101
Miscellaneous	672
Total expenses before reductions	2,481,578
Expense reductions	(63)	2,481,515
Net investment income (loss)		16,867,922
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,570,572)
Total net realized gain (loss)		(10,570,572)
Change in net unrealized appreciation (depreciation) on investment securities		(10,184,436)
Net gain (loss)		(20,755,008)
Net increase (decrease) in net assets resulting from operations		$(3,887,086)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,867,922	$32,982,717
Net realized gain (loss)	(10,570,572)	2,801,939
Change in net unrealized appreciation (depreciation)	(10,184,436)	(44,998,470)
Net increase (decrease) in net assets resulting from operations	(3,887,086)	(9,213,814)
Distributions to shareholders from net investment income	(16,933,422)	(32,369,363)
Distributions to shareholders from net realized gain	–	(636,659)
Total distributions	(16,933,422)	(33,006,022)
Share transactions - net increase (decrease)	52,074,019	209,771,781
Total increase (decrease) in net assets	31,253,511	167,551,945
Net Assets
Beginning of period	977,209,385	809,657,440
End of period (including undistributed net investment income of $217,422 and undistributed net investment income of $282,922, respectively)	$1,008,462,896	$977,209,385

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class A

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$11.53	$10.81	$11.42	$10.70	$10.45
Income from Investment Operations
Net investment income (loss)A	.167	.319	.305	.277	.287	.356
Net realized and unrealized gain (loss)	(.219)	(.420)	.720	(.536)	.857	.366
Total from investment operations	(.052)	(.101)	1.025	(.259)	1.144	.722
Distributions from net investment income	(.168)	(.312)	(.305)	(.273)	(.294)	(.370)
Distributions from net realized gain	–	(.007)	–	(.078)	(.130)	(.102)
Total distributions	(.168)	(.319)	(.305)	(.351)	(.424)	(.472)
Net asset value, end of period	$10.89	$11.11	$11.53	$10.81	$11.42	$10.70
Total ReturnB,C,D	(.47)%	(.92)%	9.60%	(2.36)%	10.98%	7.16%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.79%	.79%	.76%	.76%	.75%
Expenses net of fee waivers, if any	.80%G	.79%	.79%	.76%	.76%	.75%
Expenses net of all reductions	.80%G	.79%	.79%	.76%	.76%	.75%
Net investment income (loss)	3.05%G	2.79%	2.73%	2.43%	2.62%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$32,055	$29,835	$27,677	$21,833	$40,842	$12,935
Portfolio turnover rateH	33%G	50%	61%	58%	103%	242%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class T

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$11.53	$10.81	$11.42	$10.69	$10.44
Income from Investment Operations
Net investment income (loss)A	.163	.311	.298	.272	.284	.357
Net realized and unrealized gain (loss)	(.219)	(.420)	.720	(.537)	.868	.363
Total from investment operations	(.056)	(.109)	1.018	(.265)	1.152	.720
Distributions from net investment income	(.164)	(.304)	(.298)	(.267)	(.292)	(.368)
Distributions from net realized gain	–	(.007)	–	(.078)	(.130)	(.102)
Total distributions	(.164)	(.311)	(.298)	(.345)	(.422)	(.470)
Net asset value, end of period	$10.89	$11.11	$11.53	$10.81	$11.42	$10.69
Total ReturnB,C,D	(.51)%	(.99)%	9.53%	(2.42)%	11.06%	7.14%
Ratios to Average Net AssetsE,F
Expenses before reductions	.87%G	.86%	.85%	.80%	.79%	.75%
Expenses net of fee waivers, if any	.87%G	.86%	.85%	.80%	.79%	.75%
Expenses net of all reductions	.87%G	.86%	.85%	.80%	.79%	.75%
Net investment income (loss)	2.98%G	2.72%	2.67%	2.39%	2.59%	3.42%
Supplemental Data
Net assets, end of period (000 omitted)	$8,115	$7,812	$6,651	$6,502	$12,078	$5,153
Portfolio turnover rateH	33%G	50%	61%	58%	103%	242%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class C

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$11.53	$10.80	$11.42	$10.69	$10.44
Income from Investment Operations
Net investment income (loss)A	.126	.231	.219	.189	.204	.280
Net realized and unrealized gain (loss)	(.219)	(.419)	.730	(.544)	.868	.361
Total from investment operations	(.093)	(.188)	.949	(.355)	1.072	.641
Distributions from net investment income	(.127)	(.225)	(.219)	(.187)	(.212)	(.289)
Distributions from net realized gain	–	(.007)	–	(.078)	(.130)	(.102)
Total distributions	(.127)	(.232)	(.219)	(.265)	(.342)	(.391)
Net asset value, end of period	$10.89	$11.11	$11.53	$10.80	$11.42	$10.69
Total ReturnB,C,D	(.85)%	(1.67)%	8.86%	(3.20)%	10.25%	6.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%G	1.55%	1.56%	1.53%	1.51%	1.47%
Expenses net of fee waivers, if any	1.55%G	1.55%	1.56%	1.53%	1.51%	1.47%
Expenses net of all reductions	1.55%G	1.55%	1.56%	1.53%	1.51%	1.47%
Net investment income (loss)	2.30%G	2.03%	1.96%	1.66%	1.86%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$16,721	$20,372	$11,713	$13,705	$24,613	$11,111
Portfolio turnover rateH	33%G	50%	61%	58%	103%	242%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$11.53	$10.81	$11.42	$10.70	$10.45
Income from Investment Operations
Net investment income (loss)A	.187	.358	.342	.309	.321	.388
Net realized and unrealized gain (loss)	(.220)	(.420)	.721	(.532)	.858	.367
Total from investment operations	(.033)	(.062)	1.063	(.223)	1.179	.755
Distributions from net investment income	(.187)	(.351)	(.343)	(.309)	(.329)	(.403)
Distributions from net realized gain	–	(.007)	–	(.078)	(.130)	(.102)
Total distributions	(.187)	(.358)	(.343)	(.387)	(.459)	(.505)
Net asset value, end of period	$10.89	$11.11	$11.53	$10.81	$11.42	$10.70
Total ReturnB,C	(.30)%	(.58)%	9.96%	(2.06)%	11.32%	7.50%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.40%F	3.13%	3.07%	2.74%	2.93%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$836,467	$800,365	$697,733	$771,621	$471,540	$110,113
Portfolio turnover rateG	33%F	50%	61%	58%	103%	242%H

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class I

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$11.53	$10.81	$11.42	$10.70	$10.45
Income from Investment Operations
Net investment income (loss)A	.184	.350	.336	.301	.316	.389
Net realized and unrealized gain (loss)	(.220)	(.418)	.720	(.530)	.858	.366
Total from investment operations	(.036)	(.068)	1.056	(.229)	1.174	.755
Distributions from net investment income	(.184)	(.345)	(.336)	(.303)	(.324)	(.403)
Distributions from net realized gain	–	(.007)	–	(.078)	(.130)	(.102)
Total distributions	(.184)	(.352)	(.336)	(.381)	(.454)	(.505)
Net asset value, end of period	$10.89	$11.11	$11.53	$10.81	$11.42	$10.70
Total ReturnB,C	(.33)%	(.63)%	9.90%	(2.11)%	11.27%	7.51%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.51%	.52%	.49%	.43%
Expenses net of fee waivers, if any	.50%F	.50%	.51%	.51%	.49%	.43%
Expenses net of all reductions	.50%F	.50%	.51%	.51%	.49%	.43%
Net investment income (loss)	3.35%F	3.07%	3.01%	2.68%	2.88%	3.75%
Supplemental Data
Net assets, end of period (000 omitted)	$115,104	$118,825	$65,882	$49,866	$5,996	$1,906
Portfolio turnover rateG	33%F	50%	61%	58%	103%	242%H

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$18,280,621
Gross unrealized depreciation	(42,441,657)
Net unrealized appreciation (depreciation) on securities	$(24,161,036)
Tax cost	$1,020,488,685

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(142,079)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $183,486,425 and $124,296,217, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$39,278	$712
Class T	-%	.25%	10,066	–
Class C	.75%	.25%	99,095	37,754
			$148,439	$38,466

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,264
Class T	812
Class C(a)	7,541
$12,617

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$30,181.19
Class T	10,853.27
Class C	19,325.20
Corporate Bond	412,686.10
Class I	89,642.15
	$562,687

 (a) Annualized

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $672 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $63.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Class A	$478,918	$813,671
Class T	119,762	210,742
Class C	227,987	348,748
Corporate Bond	14,132,674	28,038,926
Class I	1,974,081	2,957,276
Total	$16,933,422	$32,369,363
From net realized gain
Class A	$–	$18,619
Class T	–	4,862
Class C	–	9,110
Corporate Bond	–	560,454
Class I	–	43,614
Total	$–	$636,659

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Class A
Shares sold	740,976	1,588,722	$8,165,728	$18,202,646
Reinvestment of distributions	41,691	68,942	459,363	788,156
Shares redeemed	(524,901)	(1,371,598)	(5,771,230)	(15,714,537)
Net increase (decrease)	257,766	286,066	$2,853,861	$3,276,265
Class T
Shares sold	112,675	417,162	$1,242,797	$4,774,665
Reinvestment of distributions	10,655	18,340	117,403	209,687
Shares redeemed	(81,306)	(309,008)	(893,864)	(3,517,632)
Net increase (decrease)	42,024	126,494	$466,336	$1,466,720
Class C
Shares sold	460,509	1,358,833	$5,068,212	$15,615,558
Reinvestment of distributions	20,410	30,744	225,003	350,856
Shares redeemed	(779,439)	(571,153)	(8,534,338)	(6,502,091)
Net increase (decrease)	(298,520)	818,424	$(3,241,123)	$9,464,323
Corporate Bond
Shares sold	15,124,070	48,939,032	$167,250,051	$561,678,125
Reinvestment of distributions	1,202,110	2,357,302	13,243,476	26,966,661
Shares redeemed	(11,564,249)	(39,742,648)	(127,157,165)	(450,652,855)
Net increase (decrease)	4,761,931	11,553,686	$53,336,362	$137,991,931
Class I
Shares sold	839,534	6,825,368	$9,231,468	$78,597,874
Reinvestment of distributions	175,567	259,436	1,934,792	2,961,561
Shares redeemed	(1,141,978)	(2,100,347)	(12,507,677)	(23,986,893)
Net increase (decrease)	(126,877)	4,984,457	$(1,341,417)	$57,572,542

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Class A	.80%
Actual		$1,000.00	$995.30	$3.97
Hypothetical-C		$1,000.00	$1,020.89	$4.02
Class T	.87%
Actual		$1,000.00	$994.90	$4.32
Hypothetical-C		$1,000.00	$1,020.54	$4.37
Class C	1.55%
Actual		$1,000.00	$991.50	$7.67
Hypothetical-C		$1,000.00	$1,017.16	$7.77
Corporate Bond	.45%
Actual		$1,000.00	$997.00	$2.23
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class I	.50%
Actual		$1,000.00	$996.70	$2.48
Hypothetical-C		$1,000.00	$1,022.38	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one- and three-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's management contract.

Fidelity Corporate Bond Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays the fund to manage the fund's assets.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Investment Grade Bond Fund Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	48.7%
AAA	1.7%
AA	1.3%
A	7.3%
BBB	25.4%
BB and Below	12.3%
Not Rated	1.0%
Short-Term Investments and Net Other Assets	2.3%

As of August 31, 2015
U.S. Government and U.S. Government Agency Obligations	41.7%
AAA	1.4%
AA	1.8%
A	9.9%
BBB	24.4%
BB and Below	13.4%
Not Rated	1.1%
Short-Term Investments and Net Other Assets	6.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	8.0	7.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	5.3	5.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016*,**
Corporate Bonds	38.8%
U.S. Government and U.S. Government Agency Obligations	48.7%
Asset-Backed Securities	0.8%
CMOs and Other Mortgage Related Securities	5.6%
Municipal Bonds	1.9%
Other Investments	1.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 7.2%

 ** Futures and Swaps - (1.1)%

As of August 31, 2015*,**
Corporate Bonds	40.8%
U.S. Government and U.S. Government Agency Obligations	41.7%
Asset-Backed Securities	0.9%
CMOs and Other Mortgage Related Securities	6.5%
Municipal Bonds	1.8%
Other Investments	2.0%
Short-Term Investments and Net Other Assets (Liabilities)	6.3%

 * Foreign investments - 8.7%

 ** Futures and Swaps - (1.1)%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 3.0%
Automobiles - 0.6%
General Motors Co.:
3.5% 10/2/18	$5,025	$5,040
6.6% 4/1/36	3,722	3,826
6.75% 4/1/46	6,249	6,534
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,605	1,598
3% 9/25/17	3,673	3,676
3.25% 5/15/18	2,630	2,623
3.5% 7/10/19	5,942	5,941
4.25% 5/15/23	2,950	2,877
4.375% 9/25/21	11,530	11,597
4.75% 8/15/17	2,790	2,859
		46,571
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	4,447	4,716
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	1,394	1,434
3.7% 1/30/26	3,675	3,836
4.7% 12/9/35	1,897	1,964
4.875% 12/9/45	2,978	3,129
		10,363
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	15,500	15,771
Media - 1.9%
21st Century Fox America, Inc. 7.75% 12/1/45	4,525	5,703
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	7,996	8,122
4.908% 7/23/25 (a)	10,079	10,316
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,037
Discovery Communications LLC 3.25% 4/1/23	954	876
Time Warner Cable, Inc.:
4% 9/1/21	27,833	28,381
5.5% 9/1/41	3,321	2,957
5.875% 11/15/40	7,141	6,644
6.55% 5/1/37	8,170	8,231
6.75% 7/1/18	5,587	6,088
7.3% 7/1/38	8,218	8,673
8.25% 4/1/19	10,913	12,477
Time Warner, Inc.:
4.9% 6/15/42	15,000	13,161
6.2% 3/15/40	5,000	5,306
Viacom, Inc. 4.25% 9/1/23	13,340	13,037
		137,009
Multiline Retail - 0.1%
Family Tree Escrow LLC 5.25% 3/1/20 (a)	5,575	5,854

TOTAL CONSUMER DISCRETIONARY		220,284

CONSUMER STAPLES - 2.2%
Beverages - 1.5%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	15,320	15,593
3.3% 2/1/23	16,500	16,962
3.65% 2/1/26	17,900	18,462
4.7% 2/1/36	15,622	16,381
4.9% 2/1/46	17,867	19,152
Constellation Brands, Inc.:
3.75% 5/1/21	13,390	13,691
3.875% 11/15/19	351	364
4.75% 11/15/24	8,249	8,641
SABMiller Holdings, Inc. 3.75% 1/15/22 (a)	3,930	4,128
		113,374
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	4,181	4,209
Food Products - 0.1%
ConAgra Foods, Inc. 1.9% 1/25/18	2,478	2,476
Tobacco - 0.5%
Altria Group, Inc.:
4.75% 5/5/21	6,000	6,642
9.25% 8/6/19	1,776	2,175
Reynolds American, Inc.:
2.3% 6/12/18	2,942	2,973
4% 6/12/22	2,039	2,201
5.7% 8/15/35	1,694	1,913
6.15% 9/15/43	2,440	2,892
6.75% 6/15/17	7,156	7,682
7.25% 6/15/37	9,654	12,101
		38,579

TOTAL CONSUMER STAPLES		158,638

ENERGY - 4.7%
Energy Equipment & Services - 0.3%
DCP Midstream LLC:
4.75% 9/30/21 (a)	4,849	3,291
5.35% 3/15/20 (a)	4,973	3,745
5.85% 5/21/43 (a)(b)	9,697	5,139
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	2,949
Halliburton Co.:
3.8% 11/15/25	3,737	3,537
4.85% 11/15/35	3,264	2,853
5% 11/15/45	4,471	3,962
		25,476
Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp. 6.375% 9/15/17	1,571	1,596
Chesapeake Energy Corp.:
5.75% 3/15/23	9,470	1,989
6.125% 2/15/21	60,015	12,603
6.625% 8/15/20	23,170	5,213
8% 12/15/22 (a)	11,962	4,665
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (a)	1,237	1,187
3.3% 6/1/20 (a)	6,073	5,687
4.5% 6/1/25 (a)	1,849	1,681
5.8% 6/1/45 (a)	2,321	1,964
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	2,938
2.7% 4/1/19	1,510	1,238
3.875% 3/15/23	6,765	4,874
5.6% 4/1/44	5,868	3,586
El Paso Corp. 6.5% 9/15/20	16,220	16,385
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	2,813	2,723
Enable Midstream Partners LP:
2.4% 5/15/19	1,789	1,378
3.9% 5/15/24	1,887	1,205
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,038
Kinder Morgan, Inc.:
3.05% 12/1/19	57,058	52,673
4.3% 6/1/25	12,912	11,678
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,441
MPLX LP 4% 2/15/25	949	720
Nakilat, Inc. 6.067% 12/31/33(a)	2,634	2,871
Petrobras Global Finance BV:
5.625% 5/20/43	6,485	3,767
7.25% 3/17/44	69,211	45,091
Petrobras International Finance Co. Ltd. 6.75% 1/27/41	2,000	1,250
Petroleos Mexicanos:
4.875% 1/18/24	4,376	4,058
5.5% 2/4/19 (a)	10,105	10,449
6.375% 2/4/21 (a)	11,660	12,123
6.375% 1/23/45	13,790	11,962
6.5% 6/2/41	34,664	30,289
Phillips 66 Co. 4.3% 4/1/22	4,638	4,730
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	640
Southwestern Energy Co.:
3.3% 1/23/18	2,442	1,758
4.05% 1/23/20	4,431	2,858
4.95% 1/23/25	27,840	16,008
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	4,987
Spectra Energy Partners, LP:
2.95% 9/25/18	1,066	1,050
4.6% 6/15/21	1,124	1,149
The Williams Companies, Inc.:
3.7% 1/15/23	1,754	1,298
4.55% 6/24/24	19,170	14,378
Western Gas Partners LP 5.375% 6/1/21	6,966	5,951
Williams Partners LP:
4.125% 11/15/20	1,029	845
4.3% 3/4/24	4,326	3,382
		325,356

TOTAL ENERGY		350,832

FINANCIALS - 17.2%
Banks - 9.3%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (a)	6,150	6,135
4% 4/14/19 (a)	6,280	5,778
5.75% 9/26/23 (a)	4,053	3,536
Bank of America Corp.:
3.3% 1/11/23	14,964	14,956
3.875% 8/1/25	873	896
3.95% 4/21/25	25,937	25,113
4% 1/22/25	52,710	51,269
4.1% 7/24/23	3,096	3,224
4.2% 8/26/24	3,046	3,050
4.25% 10/22/26	6,065	6,008
4.45% 3/3/26	8,196	8,196
5.65% 5/1/18	3,745	3,998
5.875% 1/5/21	2,580	2,912
Barclays PLC:
2.75% 11/8/19	5,118	5,026
4.375% 1/12/26	9,700	9,361
Capital One NA 2.95% 7/23/21	8,151	8,085
CIT Group, Inc.:
3.875% 2/19/19	5,000	4,975
5.5% 2/15/19 (a)	5,000	5,175
Citigroup, Inc.:
1.85% 11/24/17	12,208	12,169
2.05% 12/7/18	71,510	71,082
4.05% 7/30/22	2,865	2,920
4.4% 6/10/25	6,752	6,732
4.45% 9/29/27	6,820	6,711
4.5% 1/14/22	6,932	7,441
5.3% 5/6/44	11,751	11,776
5.5% 9/13/25	2,420	2,593
Citizens Bank NA 2.3% 12/3/18	5,551	5,558
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	5,760	5,898
4.3% 12/3/25	13,920	14,296
Credit Suisse AG 6% 2/15/18	8,864	9,384
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	21,098	19,931
3.8% 9/15/22	10,350	10,144
Credit Suisse New York Branch 1.7% 4/27/18	65,523	64,832
Discover Bank:
4.2% 8/8/23	4,147	4,213
7% 4/15/20	6,703	7,558
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,162
8.25% 3/1/38	2,385	3,359
HBOS PLC 6.75% 5/21/18 (a)	3,056	3,286
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,063
5.25% 3/14/44	2,255	2,154
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,895
ING Bank NV 5.8% 9/25/23 (a)	2,826	3,028
JPMorgan Chase & Co.:
2.2% 10/22/19	2,700	2,698
2.35% 1/28/19	2,547	2,572
3.875% 9/10/24	15,129	15,202
4.125% 12/15/26	18,426	18,694
4.25% 10/15/20	2,763	2,954
4.35% 8/15/21	18,417	19,969
4.625% 5/10/21	2,717	2,969
4.95% 3/25/20	11,055	12,041
PNC Bank NA 2.45% 11/5/20	9,934	10,011
Rabobank Nederland 4.375% 8/4/25	10,398	10,457
Regions Bank 6.45% 6/26/37	9,230	11,063
Regions Financial Corp. 2% 5/15/18	6,934	6,873
Royal Bank of Canada 4.65% 1/27/26	15,136	15,267
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	27,664	26,497
6% 12/19/23	25,238	25,496
6.1% 6/10/23	8,465	8,571
6.125% 12/15/22	28,328	29,735
Societe Generale 4.25% 4/14/25 (a)	17,200	15,857
Wells Fargo & Co. 4.48% 1/16/24	4,327	4,599
		691,403
Capital Markets - 3.0%
Affiliated Managers Group, Inc. 4.25% 2/15/24	2,258	2,327
Deutsche Bank AG 4.5% 4/1/25	12,526	10,617
Deutsche Bank AG London Branch 4.1% 1/13/26	18,090	17,623
Goldman Sachs Group, Inc.:
1.748% 9/15/17	17,322	17,309
2.625% 1/31/19	13,825	13,930
2.9% 7/19/18	9,276	9,406
5.25% 7/27/21	5,652	6,270
5.75% 1/24/22	7,392	8,399
5.95% 1/18/18	4,817	5,136
6.75% 10/1/37	24,283	27,760
Lazard Group LLC:
4.25% 11/14/20	4,700	4,823
6.85% 6/15/17	607	638
Morgan Stanley:
2.375% 7/23/19	12,012	11,986
3.7% 10/23/24	10,321	10,457
3.75% 2/25/23	8,227	8,417
3.875% 4/29/24	9,504	9,767
4.875% 11/1/22	19,366	20,418
5% 11/24/25	12,124	12,760
5.75% 1/25/21	10,138	11,395
6.625% 4/1/18	7,981	8,689
		218,127
Consumer Finance - 0.6%
Discover Financial Services:
3.85% 11/21/22	4,866	4,804
3.95% 11/6/24	4,069	3,984
5.2% 4/27/22	4,096	4,307
Ford Motor Credit Co. LLC 2.943% 1/8/19	17,950	17,989
Hyundai Capital America 2.125% 10/2/17 (a)	1,850	1,851
Synchrony Financial:
1.875% 8/15/17	1,427	1,411
3% 8/15/19	2,095	2,098
3.75% 8/15/21	3,164	3,182
4.25% 8/15/24	3,185	3,188
		42,814
Diversified Financial Services - 0.2%
IntercontinentalExchange, Inc.:
2.75% 12/1/20	2,475	2,516
3.75% 12/1/25	4,425	4,557
MSCI, Inc. 5.25% 11/15/24 (a)	10,000	10,575
		17,648
Insurance - 1.0%
AIA Group Ltd. 2.25% 3/11/19 (a)	1,290	1,291
American International Group, Inc.:
3.3% 3/1/21	3,813	3,855
4.875% 6/1/22	5,750	6,135
Aon Corp. 5% 9/30/20	2,135	2,355
Five Corners Funding Trust 4.419% 11/15/23 (a)	5,900	6,107
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (a)(b)	10,398	10,190
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,473
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,273	5,688
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,232
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	4,853	6,763
Pacific LifeCorp:
5.125% 1/30/43 (a)	5,696	5,667
6% 2/10/20 (a)	422	472
Pricoa Global Funding I 5.375% 5/15/45 (b)	6,834	6,441
Prudential Financial, Inc. 4.5% 11/16/21	2,796	3,038
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,736	1,745
4.125% 11/1/24 (a)	2,517	2,585
Unum Group 5.625% 9/15/20	4,155	4,550
		76,587
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,267	1,261
4.6% 4/1/22	1,475	1,572
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,861
AvalonBay Communities, Inc. 3.625% 10/1/20	2,721	2,843
Camden Property Trust:
2.95% 12/15/22	2,605	2,559
4.25% 1/15/24	4,889	5,220
Corporate Office Properties LP 5% 7/1/25	3,165	3,192
DDR Corp.:
3.625% 2/1/25	2,957	2,813
4.25% 2/1/26	2,697	2,677
4.625% 7/15/22	9,008	9,360
4.75% 4/15/18	4,483	4,663
7.5% 4/1/17	2,623	2,768
Duke Realty LP:
3.625% 4/15/23	3,352	3,345
3.875% 10/15/22	9,433	9,712
4.375% 6/15/22	2,822	2,973
5.95% 2/15/17	141	146
Equity One, Inc.:
3.75% 11/15/22	12,000	11,999
6% 9/15/17	3,423	3,610
ERP Operating LP 4.625% 12/15/21	7,320	8,091
Federal Realty Investment Trust 5.9% 4/1/20	1,389	1,593
Highwoods/Forsyth LP 3.2% 6/15/21	3,528	3,505
HRPT Properties Trust 6.65% 1/15/18	2,600	2,738
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,081
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	1,964	1,943
4.5% 4/1/27	1,555	1,469
4.95% 4/1/24	1,915	1,958
5.25% 1/15/26	8,152	8,255
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,392	1,348
5% 12/15/23	1,073	1,112
Weingarten Realty Investors 3.375% 10/15/22	990	987
WP Carey, Inc.:
4% 2/1/25	7,432	7,025
4.6% 4/1/24	11,566	11,710
		126,389
Real Estate Management & Development - 1.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,525
4.1% 10/1/24	6,040	5,957
4.95% 4/15/18	4,806	5,022
5.7% 5/1/17	2,243	2,330
CBRE Group, Inc. 4.875% 3/1/26	17,030	17,173
Digital Realty Trust LP 3.95% 7/1/22	4,449	4,477
Essex Portfolio LP 3.875% 5/1/24	4,176	4,305
Liberty Property LP:
3.375% 6/15/23	3,567	3,479
4.125% 6/15/22	2,421	2,499
6.625% 10/1/17	3,709	3,947
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,538
3.15% 5/15/23	7,757	6,719
4.5% 4/18/22	1,473	1,434
Mid-America Apartments LP:
4% 11/15/25	1,797	1,835
4.3% 10/15/23	1,200	1,269
6.05% 9/1/16	4,436	4,524
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,089
Tanger Properties LP:
3.75% 12/1/24	4,213	4,287
3.875% 12/1/23	2,574	2,640
6.125% 6/1/20	4,725	5,373
Ventas Realty LP 4.125% 1/15/26	2,168	2,198
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,018	2,108
		101,728

TOTAL FINANCIALS		1,274,696

HEALTH CARE - 0.5%
Biotechnology - 0.1%
AbbVie, Inc. 4.7% 5/14/45	6,560	6,557
Health Care Providers & Services - 0.3%
Express Scripts Holding Co. 4.75% 11/15/21	6,337	6,786
HCA Holdings, Inc.:
3.75% 3/15/19	4,831	4,921
4.75% 5/1/23	300	305
5.875% 3/15/22	355	381
6.5% 2/15/20	4,514	5,000
WellPoint, Inc. 3.3% 1/15/23	9,384	9,237
		26,630
Pharmaceuticals - 0.1%
Perrigo Finance PLC 3.5% 12/15/21	1,504	1,491
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,742
Zoetis, Inc. 3.25% 2/1/23	2,627	2,526
		5,759

TOTAL HEALTH CARE		38,946

INDUSTRIALS - 0.4%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	731	775
6.795% 2/2/20	40	41
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,252	1,282
8.36% 1/20/19	3,612	3,728
		5,826
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	2,260	2,244
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	3,060	2,987
3.75% 2/1/22	6,348	5,898
3.875% 4/1/21	5,850	5,660
4.25% 9/15/24	5,062	4,695
		19,240
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,984	3,238

TOTAL INDUSTRIALS		30,548

INFORMATION TECHNOLOGY - 0.4%
Software - 0.1%
Autodesk, Inc. 3.125% 6/15/20	10,043	10,085
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	6,891	6,872
4.4% 10/15/22 (a)	6,890	6,733
4.9% 10/15/25 (a)	6,891	6,537
		20,142

TOTAL INFORMATION TECHNOLOGY		30,227

MATERIALS - 1.2%
Chemicals - 0.1%
The Dow Chemical Co. 4.125% 11/15/21	4,654	4,917
Metals & Mining - 1.1%
Alcoa, Inc.:
5.125% 10/1/24	20,085	18,152
5.4% 4/15/21	9,855	9,722
Anglo American Capital PLC:
3.625% 5/14/20 (a)	6,478	5,150
4.125% 4/15/21 (a)	6,319	4,850
4.875% 5/14/25 (a)	18,378	13,967
Barrick Gold Corp. 4.1% 5/1/23	19,486	18,194
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	2,868	2,832
6.75% 10/19/75 (a)(b)	7,123	6,918
		79,785

TOTAL MATERIALS		84,702

TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
AT&T, Inc. 5.55% 8/15/41	27,220	26,744
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	263
CenturyLink, Inc.:
5.15% 6/15/17	528	541
6% 4/1/17	1,320	1,362
6.15% 9/15/19	3,260	3,350
Embarq Corp. 7.995% 6/1/36	11,427	10,856
Verizon Communications, Inc.:
3.45% 3/15/21	15,886	16,513
4.5% 9/15/20	60,362	65,645
5.012% 8/21/54	47,470	44,150
6.1% 4/15/18	6,019	6,540
6.55% 9/15/43	50,542	61,288
		237,252
UTILITIES - 1.8%
Electric Utilities - 1.1%
American Transmission Systems, Inc. 5% 9/1/44 (a)	429	430
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	8,443	9,459
6.4% 9/15/20 (a)	11,231	12,822
Entergy Corp. 4% 7/15/22	6,700	7,036
FirstEnergy Corp.:
4.25% 3/15/23	9,775	10,204
7.375% 11/15/31	13,700	17,027
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	9,648
IPALCO Enterprises, Inc. 3.45% 7/15/20	10,770	10,730
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,231
		82,587
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (a)	2,894	2,927
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,425
		4,352
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
2.9031% 9/30/66 (b)	12,726	8,553
7.5% 6/30/66 (b)	3,654	3,060
NiSource Finance Corp.:
5.45% 9/15/20	1,461	1,617
5.95% 6/15/41	4,935	5,770
Puget Energy, Inc.:
5.625% 7/15/22	7,175	8,056
6% 9/1/21	6,916	7,877
6.5% 12/15/20	2,216	2,586
Sempra Energy 6% 10/15/39	4,097	4,504
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	4,001	2,961
		44,984

TOTAL UTILITIES		131,923

TOTAL NONCONVERTIBLE BONDS
(Cost $2,712,697)		2,558,048

U.S. Government and Government Agency Obligations - 25.4%
U.S. Treasury Inflation-Protected Obligations - 5.4%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	128,537	119,672
U.S. Treasury Inflation-Indexed Notes 0.375% 7/15/25	282,040	283,265

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		402,937

U.S. Treasury Obligations - 20.0%
U.S. Treasury Bonds:
2.5% 2/15/45	$70,150	$68,377
3% 5/15/45	192,959	208,343
3% 11/15/45	34,600	37,394
U.S. Treasury Notes:
0.5% 4/30/17	385,450	384,396
0.875% 11/30/17	631,950	632,860
2% 8/15/25 (c)	144,457	147,702

TOTAL U.S. TREASURY OBLIGATIONS		1,479,072

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,839,511)		1,882,009

U.S. Government Agency - Mortgage Securities - 0.5%
Fannie Mae - 0.2%
2.302% 6/1/36 (b)	117	123
2.5% 4/1/27 to 3/1/43	1,393	1,427
2.503% 2/1/35 (b)	1,637	1,726
2.628% 7/1/37 (b)	184	195
3% 10/1/42 to 1/1/43	2,630	2,703
3.5% 11/1/25 to 9/1/42	6,114	6,447
4% 8/1/32 to 12/1/45	5,032	5,406
5.5% 4/1/39	742	847
6% 3/1/22	40	43

TOTAL FANNIE MAE		18,917

Freddie Mac - 0.2%
3% 11/1/42 to 7/1/45	1,172	1,203
3.25% 10/1/35 (b)	111	118
3.5% 3/1/45 to 6/1/45	2,469	2,596
4% 6/1/33	1,431	1,542
4.5% 7/1/25 to 3/1/44	2,540	2,758
5% 1/1/41 to 7/1/41	2,487	2,757
5.5% 11/1/33 to 8/1/38	235	266
6% 7/1/37 to 8/1/37	629	722
6.5% 9/1/39	660	767

TOTAL FREDDIE MAC		12,729

Ginnie Mae - 0.1%
3% 12/20/42 to 3/20/45	1,777	1,844
3.5% 12/20/41 to 4/20/45	2,701	2,857
4% 11/20/40 to 11/20/41	1,341	1,440
4.5% 5/20/41	806	875
5% 4/15/40	1,247	1,409

TOTAL GINNIE MAE		8,425

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $39,370)		40,071

Asset-Backed Securities - 0.8%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1266% 4/25/35 (b)	$421	$376
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.0765% 3/25/34 (b)	122	116
Airspeed Ltd. Series 2007-1A Class C1, 2.927% 6/15/32 (a)(b)	4,712	2,026
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4858% 12/25/33 (b)	29	27
Series 2004-R2 Class M3, 1.2608% 4/25/34 (b)	57	41
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2158% 3/25/34 (b)	30	27
Series 2004-W7 Class M1, 1.2608% 5/25/34 (b)	781	714
Series 2006-W4 Class A2C, 0.5958% 5/25/36 (b)	724	257
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5758% 12/25/36 (b)	1,140	776
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.6858% 3/25/32 (b)	16	15
Series 2004-3 Class M4, 1.8908% 4/25/34 (b)	40	35
Series 2004-4 Class M2, 1.2308% 6/25/34 (b)	62	56
Fannie Mae Series 2004-T5 Class AB3, 1.1189% 5/28/35 (b)	25	21
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6015% 8/25/34 (b)	231	218
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.2515% 3/25/34 (b)	6	5
Fremont Home Loan Trust Series 2005-A Class M4, 1.4465% 1/25/35 (b)	220	118
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0091% 2/25/47 (a)(b)	930	823
GE Business Loan Trust Series 2006-2A:
Class A, 0.6093% 11/15/34 (a)(b)	394	373
Class B, 0.7105% 11/15/34 (a)(b)	143	126
Class C, 0.8105% 11/15/34 (a)(b)	236	205
Class D, 1.1805% 11/15/34 (a)(b)	113	94
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	5,126	5,115
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	142	4
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.7558% 8/25/33 (b)	119	110
Series 2003-3 Class M1, 1.7258% 8/25/33 (b)	277	258
Series 2003-5 Class A2, 1.1358% 12/25/33 (b)	21	19
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6165% 1/25/37 (b)	913	586
Invitation Homes Trust Series 2015-SFR3 Class E, 4.1755% 8/17/32 (a)(b)	3,002	2,796
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.5658% 11/25/36 (b)	30	30
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9331% 12/27/29 (b)	52	52
Series 2006-A Class 2C, 1.7531% 3/27/42 (b)	1,605	823
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7265% 5/25/37 (b)	198	6
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.1858% 7/25/34 (b)	51	42
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4015% 7/25/34 (b)	127	119
Series 2006-FM1 Class A2B, 0.5458% 4/25/37 (b)	75	74
Series 2006-OPT1 Class A1A, 0.9465% 6/25/35 (b)	841	805
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.1158% 8/25/34 (b)	36	32
Series 2004-NC6 Class M3, 2.6108% 7/25/34 (b)	343	302
Series 2004-NC8 Class M6, 2.3108% 9/25/34 (b)	380	350
Series 2005-NC1 Class M1, 1.0958% 1/25/35 (b)	155	138
Series 2005-NC2 Class B1, 2.1908% 3/25/35 (b)	106	2
Nationstar HECM Loan Trust Series 2016-1A Class A, 3.1294% 2/25/26 (a)	8,220	8,220
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.9365% 9/25/35 (b)	903	822
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.3015% 9/25/34 (b)	337	307
Class M4, 2.6015% 9/25/34 (b)	433	292
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2265% 4/25/33 (b)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.462% 6/15/33 (b)	357	348
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.1608% 9/25/34 (b)	33	27
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2865% 9/25/34 (b)	18	15
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (a)(b)	1,761	863
Truman Capital Mortgage Loan Trust Series 2014-NPL3 Class A1, 3.125% 4/25/53 (a)	1,057	1,056
Vericrest Opportunity Loan Transferee Series 2014-NPL9 Class A1, 3.375% 11/25/54 (a)	4,465	4,427
Vericrest Opportunity Loan Trust:
Series 2014-NP10 Class A1, 3.375% 10/25/54 (a)	4,305	4,267
Series 2014-NP11 Class A1, 3.875% 4/25/55 (a)	5,297	5,268
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (a)	16,274	16,028
TOTAL ASSET-BACKED SECURITIES
(Cost $59,766)		60,055

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.3%
CSMC Series 2014-3R:
Class 2A1, 1.1216% 5/27/37 (a)(b)	8,034	7,580
Class AA1, 0.7754% 5/27/37 (a)(b)	5,753	5,298
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6557% 10/25/34 (b)	236	227
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5961% 8/25/36 (b)	595	511
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6365% 5/25/47 (b)	214	197
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6058% 2/25/37 (b)	419	371
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	6,253	6,250
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7165% 7/25/35 (b)	545	515
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.7735% 6/10/35 (a)(b)	183	163
Class B6, 3.2735% 6/10/35 (a)(b)	243	219
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (b)	14	14
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.7237% 4/25/33 (b)	63	61
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $21,198)		21,406

Commercial Mortgage Securities - 5.3%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5885% 2/14/43 (b)(d)	266	2
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (b)	3,835	3,838
Series 2006-6 Class A3, 5.369% 10/10/45	377	377
Series 2007-2 Class A4, 5.79% 4/10/49 (b)	4,000	4,057
Series 2007-3 Class A4, 5.7423% 6/10/49 (b)	1,836	1,885
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.7108% 12/25/33 (a)(b)	23	20
Series 2005-3A:
Class A2, 0.8358% 11/25/35 (a)(b)	185	159
Class M1, 0.8758% 11/25/35 (a)(b)	50	42
Class M2, 0.9258% 11/25/35 (a)(b)	37	30
Class M3, 0.9458% 11/25/35 (a)(b)	33	25
Class M4, 1.0358% 11/25/35 (a)(b)	42	31
Series 2005-4A:
Class A2, 0.8258% 1/25/36 (a)(b)	466	398
Class B1, 1.8358% 1/25/36 (a)(b)	25	17
Class M1, 0.8858% 1/25/36 (a)(b)	150	119
Class M2, 0.9058% 1/25/36 (a)(b)	57	44
Class M3, 0.9358% 1/25/36 (a)(b)	82	61
Class M4, 1.0458% 1/25/36 (a)(b)	46	33
Class M5, 1.0858% 1/25/36 (a)(b)	46	33
Class M6, 1.1358% 1/25/36 (a)(b)	49	35
Series 2006-1:
Class A2, 0.7958% 4/25/36 (a)(b)	91	77
Class M1, 0.8158% 4/25/36 (a)(b)	55	44
Class M2, 0.8358% 4/25/36 (a)(b)	58	46
Class M3, 0.8558% 4/25/36 (a)(b)	50	39
Class M4, 0.9558% 4/25/36 (a)(b)	29	22
Class M5, 0.9958% 4/25/36 (a)(b)	28	19
Class M6, 1.0758% 4/25/36 (a)(b)	55	38
Series 2006-2A:
Class M1, 0.7458% 7/25/36 (a)(b)	79	61
Class M2, 0.7658% 7/25/36 (a)(b)	55	43
Class M3, 0.7858% 7/25/36 (a)(b)	46	35
Class M4, 0.8558% 7/25/36 (a)(b)	53	41
Class M5, 0.9058% 7/25/36 (a)(b)	38	28
Series 2006-3A Class M4, 0.8658% 10/25/36 (a)(b)	24	3
Series 2006-4A:
Class A2, 0.7058% 12/25/36 (a)(b)	1,386	1,178
Class M1, 0.7258% 12/25/36 (a)(b)	111	84
Class M2, 0.7458% 12/25/36 (a)(b)	74	51
Class M3, 0.7758% 12/25/36 (a)(b)	75	45
Series 2007-1 Class A2, 0.7058% 3/25/37 (a)(b)	284	240
Series 2007-2A:
Class A1, 0.7058% 7/25/37 (a)(b)	828	695
Class A2, 0.7558% 7/25/37 (a)(b)	775	614
Class M1, 0.8058% 7/25/37 (a)(b)	264	200
Class M2, 0.8458% 7/25/37 (a)(b)	172	121
Class M3, 0.9258% 7/25/37 (a)(b)	133	84
Series 2007-3:
Class A2, 0.7258% 7/25/37 (a)(b)	286	228
Class M1, 0.7458% 7/25/37 (a)(b)	152	114
Class M2, 0.7758% 7/25/37 (a)(b)	162	116
Class M3, 0.8058% 7/25/37 (a)(b)	261	128
Class M4, 0.9358% 7/25/37 (a)(b)	411	198
Class M5, 1.0358% 7/25/37 (a)(b)	194	41
Series 2007-4A Class M1, 1.3716% 9/25/37 (a)(b)	105	26
C-BASS Trust floater Series 2006-SC1 Class A, 0.7058% 5/25/36 (a)(b)	115	110
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.4255% 12/15/27 (a)(b)	2,535	2,376
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A5, 5.617% 10/15/48	1,951	1,963
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.2805% 4/15/17 (a)(b)	100	99
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8888% 6/15/39 (b)	9,617	9,855
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	731	754
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0.0141% 9/15/34 (a)(b)(d)	1	0
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	13,627
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	17,140	17,505
Series 2006-GG7 Class A4, 6.0483% 7/10/38 (b)	895	897
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,232	2,256
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	1,300	1,296
Class DFX, 4.4065% 11/5/30 (a)	11,967	11,930
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	3,665	3,712
Series 2007-CB18 Class A4, 5.44% 6/12/47	11,989	12,232
Series 2007-LD11 Class A4, 5.9599% 6/15/49 (b)	97,451	99,394
Series 2007-CB19:
Class B, 5.8888% 2/12/49 (b)	93	22
Class C, 5.8888% 2/12/49 (b)	245	16
Class D, 5.8888% 2/12/49 (b)	176	0
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (b)	60	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9% 7/15/44 (b)	3,666	3,794
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A2, 5.3% 11/15/38	135	136
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.9178% 1/12/44 (a)(b)	288	288
Series 2007-C1 Class A4, 6.0317% 6/12/50 (b)	4,145	4,262
Series 2008-C1 Class A4, 5.69% 2/12/51	1,652	1,735
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (b)	2,436	2,464
Series 2007-6 Class A4, 5.485% 3/12/51(b)	26,699	27,310
Series 2007-7 Class A4, 5.81% 6/12/50 (b)	4,641	4,799
Series 2007-6 Class B, 5.635% 3/12/51 (b)	1,095	307
Series 2007-8 Class A3, 6.0719% 8/12/49 (b)	943	979
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.631% 7/15/19 (a)(b)	227	224
Series 2007-XLFA:
Class D, 0.6155% 10/15/20 (a)(b)	176	176
Class E, 0.6755% 10/15/20 (a)(b)	528	528
Class F, 0.7255% 10/15/20 (a)(b)	397	397
Class G, 0.7655% 10/15/20 (a)(b)	491	491
Class H, 0.8555% 10/15/20 (a)(b)	309	309
Class J, 1.0055% 10/15/20 (a)(b)	179	173
sequential payer Series 2007-IQ15 Class A4, 6.1142% 6/11/49 (b)	19,548	20,249
Series 2007-IQ14 Class A4, 5.692% 4/15/49	19,062	19,513
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	175	53
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	31,636
Series 2007-C31 Class A4, 5.509% 4/15/47	32,250	32,868
Series 2007-C32 Class A3, 5.8991% 6/15/49 (b)	16,199	16,549
Series 2007-C33 Class A4, 6.1491% 2/15/51 (b)	29,756	30,733
Series 2007-C32:
Class D, 5.8991% 6/15/49 (b)	823	562
Class E, 5.8991% 6/15/49 (b)	1,297	650
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $419,085)		395,094

Municipal Securities - 1.9%
Chicago Gen. Oblig.:
(Taxable Proj.):	$	$
Series 2010 C1, 7.781% 1/1/35	1,510	1,638
Series 2012 B, 5.432% 1/1/42	5,580	4,614
6.314% 1/1/44	29,170	26,396
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	3,515	3,603
4.95% 6/1/23	10,235	10,658
5.1% 6/1/33	40,020	37,207
Series 2010 5, 6.2% 7/1/21	3,205	3,491
Series 2010-1, 6.63% 2/1/35	4,420	4,788
Series 2010-3:
6.725% 4/1/35	5,880	6,442
7.35% 7/1/35	3,010	3,310
Series 2011:
5.365% 3/1/17	195	202
5.665% 3/1/18	7,610	8,035
5.877% 3/1/19	18,645	20,154
Series 2013:
1.84% 12/1/16	4,160	4,183
3.6% 12/1/19	3,585	3,621
TOTAL MUNICIPAL SECURITIES
(Cost $145,006)		138,342

Foreign Government and Government Agency Obligations - 0.1%
United Mexican States 3.5% 1/21/21 (Cost $6,958)	$6,991	$7,201

Bank Notes - 0.7%
Discover Bank:
(Delaware) 3.2% 8/9/21	$8,981	$8,921
3.1% 6/4/20	8,842	8,794
8.7% 11/18/19	1,409	1,615
KeyBank NA 6.95% 2/1/28	1,344	1,740
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,167
Regions Bank 7.5% 5/15/18	18,321	20,194
TOTAL BANK NOTES
(Cost $47,144)		48,431
	Shares	Value (000s)

Fixed-Income Funds - 27.5%
Fidelity Mortgage Backed Securities Central Fund (e)	14,889,461	$1,639,032
Fidelity Specialized High Income Central Fund (e)	4,192,663	397,800
TOTAL FIXED-INCOME FUNDS
(Cost $2,024,960)		2,036,832
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Barclays Bank PLC 7.625% 11/21/22 (Cost $11,925)	10,602	10,946
	Shares	Value (000s)

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.40% (f)
(Cost $185,683)	185,682,900	185,683
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $7,513,303)		7,384,118
NET OTHER ASSETS (LIABILITIES) - 0.2%		17,362
NET ASSETS - 100%		$7,401,480

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 3/1/46	$(500)	$(524)
4% 3/1/46	(1,600)	(1,707)
TOTAL TBA SALE COMMITMENTS
(Proceeds $2,233)		$(2,231)

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swaps
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	USD 6,500	$175	$(188)	$(13)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	USD 4,085	121	(144)	(23)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	USD 6,500	(15)	(312)	(327)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	USD 6,500	(15)	(268)	(283)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	USD 3,825	(183)	21	(162)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	USD 3,823	(183)	57	(126)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	USD 5,500	(32)	(50)	(82)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	USD 3,823	(23)	(79)	(102)
TOTAL BUY PROTECTION						(155)	(963)	(1,118)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Caa2	Apr. 2032	Merrill Lynch International	4.29%	USD 50	(5)	0	(5)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	USD 131	(10)	0	(10)
TOTAL SELL PROTECTION						(15)	0	(15)

TOTAL CREDIT DEFAULT SWAPS						$(170)	$(963)	$(1,133)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

For the period, the average monthly notional amount for swaps in the aggregate was $40,850,000.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $360,426,000 or 4.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $2,107,000.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$282
Fidelity Mortgage Backed Securities Central Fund	18,347
Fidelity Specialized High Income Central Fund	11,533
Total	$30,162

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,190,488	$435,665	$--	$1,639,032	28.3%
Fidelity Specialized High Income Central Fund	413,534	11,533	--	397,800	50.1%
Total	$1,604,022	$447,198	$--	$2,036,832

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$2,558,048	$--	$2,558,048	$--
U.S. Government and Government Agency Obligations	1,882,009	--	1,882,009	--
U.S. Government Agency - Mortgage Securities	40,071	--	40,071	--
Asset-Backed Securities	60,055	--	55,804	4,251
Collateralized Mortgage Obligations	21,406	--	21,406	--
Commercial Mortgage Securities	395,094	--	395,038	56
Municipal Securities	138,342	--	138,342	--
Foreign Government and Government Agency Obligations	7,201	--	7,201	--
Bank Notes	48,431	--	48,431	--
Fixed-Income Funds	2,036,832	2,036,832	--	--
Preferred Securities	10,946	--	10,946	--
Money Market Funds	185,683	185,683	--	--
Total Investments in Securities:	$7,384,118	$2,222,515	$5,157,296	$4,307
Derivative Instruments:
Assets
Swaps	$296	$--	$296	$--
Total Assets	$296	$--	$296	$--
Liabilities
Swaps	$(466)	$--	$(466)	$--
Total Liabilities	$(466)	$--	$(466)	$--
Total Derivative Instruments:	$(170)	$--	$(170)	$--
Other Financial Instruments:
TBA Sale Commitments	$(2,231)	$--	$(2,231)	$--
Total Other Financial Instruments:	$(2,231)	$--	$(2,231)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Credit Risk
Swaps(a)	$296	$(466)
Total Credit Risk	296	(466)
Total Value of Derivatives	$296	$(466)

 (a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,302,660)	$5,161,603
Fidelity Central Funds (cost $2,210,643)	2,222,515
Total Investments (cost $7,513,303)		$7,384,118
Cash		404
Receivable for investments sold		1,042
Receivable for TBA sale commitments		2,233
Receivable for fund shares sold		10,158
Interest receivable		42,152
Distributions receivable from Fidelity Central Funds		5,415
Bi-lateral OTC swaps, at value		296
Other receivables		123
Total assets		7,445,941
Liabilities
Payable for investments purchased	$32,557
TBA sale commitments, at value	2,231
Payable for fund shares redeemed	5,001
Distributions payable	1,273
Bi-lateral OTC swaps, at value	466
Accrued management fee	1,892
Distribution and service plan fees payable	44
Other affiliated payables	873
Other payables and accrued expenses	124
Total liabilities		44,461
Net Assets		$7,401,480
Net Assets consist of:
Paid in capital		$7,683,956
Undistributed net investment income		2,911
Accumulated undistributed net realized gain (loss) on investments		(155,071)
Net unrealized appreciation (depreciation) on investments		(130,316)
Net Assets		$7,401,480
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($75,327 ÷ 9,870.1 shares)		$7.63
Maximum offering price per share (100/96.00 of $7.63)		$7.95
Class T:
Net Asset Value and redemption price per share ($19,505 ÷ 2,554.5 shares)		$7.64
Maximum offering price per share (100/96.00 of $7.64)		$7.96
Class B:
Net Asset Value and offering price per share ($1,342 ÷ 175.6 shares)(a)		$7.64
Class C:
Net Asset Value and offering price per share ($28,423 ÷ 3,719.5 shares)(a)		$7.64
Investment Grade Bond:
Net Asset Value, offering price and redemption price per share ($6,771,901 ÷ 886,676.1 shares)		$7.64
Class I:
Net Asset Value, offering price and redemption price per share ($504,982 ÷ 66,047.6 shares)		$7.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2016 (Unaudited)
Investment Income
Dividends		$404
Interest		88,599
Income from Fidelity Central Funds		30,162
Total income		119,165
Expenses
Management fee	$11,030
Transfer agent fees	3,726
Distribution and service plan fees	263
Fund wide operations fee	1,368
Independent trustees' compensation	15
Miscellaneous	5
Total expenses before reductions	16,407
Expense reductions	(1)	16,406
Net investment income (loss)		102,759
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,748)
Swaps	(447)
Total net realized gain (loss)		(3,195)
Change in net unrealized appreciation (depreciation) on: Investment securities	(101,267)
Swaps	984
Delayed delivery commitments	3
Total change in net unrealized appreciation (depreciation)		(100,280)
Net gain (loss)		(103,475)
Net increase (decrease) in net assets resulting from operations		$(716)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$102,759	$183,601
Net realized gain (loss)	(3,195)	36,769
Change in net unrealized appreciation (depreciation)	(100,280)	(212,553)
Net increase (decrease) in net assets resulting from operations	(716)	7,817
Distributions to shareholders from net investment income	(101,578)	(172,192)
Share transactions - net increase (decrease)	678,140	918,360
Total increase (decrease) in net assets	575,846	753,985
Net Assets
Beginning of period	6,825,634	6,071,649
End of period (including undistributed net investment income of $2,911 and undistributed net investment income of $1,730, respectively)	$7,401,480	$6,825,634

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class A

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.74	$7.93	$7.64	$7.98	$7.66	$7.47
Income from Investment Operations
Net investment income (loss)A	.099	.203	.197	.152	.207	.220
Net realized and unrealized gain (loss)	(.111)	(.204)	.270	(.350)	.315	.183
Total from investment operations	(.012)	(.001)	.467	(.198)	.522	.403
Distributions from net investment income	(.098)	(.189)	(.177)	(.142)	(.202)	(.213)
Net asset value, end of period	$7.63	$7.74	$7.93	$7.64	$7.98	$7.66
Total ReturnB,C,D	(.15)%	(.04)%	6.17%	(2.52)%	6.91%	5.49%
Ratios to Average Net AssetsE,F
Expenses before reductions	.78%G	.77%	.78%	.77%	.78%	.78%
Expenses net of fee waivers, if any	.78%G	.77%	.78%	.77%	.78%	.78%
Expenses net of all reductions	.78%G	.77%	.78%	.77%	.78%	.78%
Net investment income (loss)	2.60%G	2.57%	2.52%	1.91%	2.66%	2.94%
Supplemental Data
Net assets, end of period (in millions)	$75	$78	$70	$82	$110	$101
Portfolio turnover rateH	72%G	182%	218%	307%	276%	275%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class T

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.75	$7.94	$7.64	$7.98	$7.66	$7.47
Income from Investment Operations
Net investment income (loss)A	.098	.201	.196	.150	.205	.218
Net realized and unrealized gain (loss)	(.112)	(.205)	.280	(.349)	.314	.182
Total from investment operations	(.014)	(.004)	.476	(.199)	.519	.400
Distributions from net investment income	(.096)	(.186)	(.176)	(.141)	(.199)	(.210)
Net asset value, end of period	$7.64	$7.75	$7.94	$7.64	$7.98	$7.66
Total ReturnB,C,D	(.17)%	(.07)%	6.29%	(2.54)%	6.88%	5.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	.82%G	.80%	.79%	.79%	.81%	.81%
Expenses net of fee waivers, if any	.82%G	.80%	.79%	.79%	.81%	.81%
Expenses net of all reductions	.82%G	.80%	.79%	.79%	.81%	.81%
Net investment income (loss)	2.56%G	2.54%	2.51%	1.90%	2.63%	2.91%
Supplemental Data
Net assets, end of period (in millions)	$20	$21	$27	$41	$39	$38
Portfolio turnover rateH	72%G	182%	218%	307%	276%	275%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class B

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.75	$7.94	$7.65	$7.99	$7.67	$7.48
Income from Investment Operations
Net investment income (loss)A	.071	.146	.140	.094	.151	.165
Net realized and unrealized gain (loss)	(.111)	(.205)	.270	(.350)	.314	.182
Total from investment operations	(.040)	(.059)	.410	(.256)	.465	.347
Distributions from net investment income	(.070)	(.131)	(.120)	(.084)	(.145)	(.157)
Net asset value, end of period	$7.64	$7.75	$7.94	$7.65	$7.99	$7.67
Total ReturnB,C,D	(.51)%	(.76)%	5.40%	(3.22)%	6.14%	4.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.51%G	1.50%	1.50%	1.50%	1.50%	1.51%
Expenses net of fee waivers, if any	1.51%G	1.50%	1.50%	1.50%	1.50%	1.51%
Expenses net of all reductions	1.51%G	1.50%	1.50%	1.50%	1.50%	1.51%
Net investment income (loss)	1.87%G	1.84%	1.80%	1.18%	1.94%	2.21%
Supplemental Data
Net assets, end of period (in millions)	$1	$2	$3	$4	$7	$8
Portfolio turnover rateH	72%G	182%	218%	307%	276%	275%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class C

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.75	$7.94	$7.65	$7.99	$7.67	$7.48
Income from Investment Operations
Net investment income (loss)A	.070	.143	.139	.092	.149	.164
Net realized and unrealized gain (loss)	(.111)	(.204)	.270	(.349)	.315	.182
Total from investment operations	(.041)	(.061)	.409	(.257)	.464	.346
Distributions from net investment income	(.069)	(.129)	(.119)	(.083)	(.144)	(.156)
Net asset value, end of period	$7.64	$7.75	$7.94	$7.65	$7.99	$7.67
Total ReturnB,C,D	(.53)%	(.79)%	5.38%	(3.24)%	6.11%	4.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.54%G	1.52%	1.51%	1.52%	1.52%	1.53%
Expenses net of fee waivers, if any	1.54%G	1.52%	1.51%	1.52%	1.52%	1.53%
Expenses net of all reductions	1.54%G	1.52%	1.51%	1.52%	1.52%	1.53%
Net investment income (loss)	1.84%G	1.81%	1.78%	1.16%	1.92%	2.19%
Supplemental Data
Net assets, end of period (in millions)	$28	$28	$36	$29	$44	$31
Portfolio turnover rateH	72%G	182%	218%	307%	276%	275%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.75	$7.94	$7.65	$7.98	$7.67	$7.47
Income from Investment Operations
Net investment income (loss)A	.111	.228	.222	.177	.233	.245
Net realized and unrealized gain (loss)	(.111)	(.204)	.270	(.339)	.304	.192
Total from investment operations	–	.024	.492	(.162)	.537	.437
Distributions from net investment income	(.110)	(.214)	(.202)	(.168)	(.227)	(.237)
Net asset value, end of period	$7.64	$7.75	$7.94	$7.65	$7.98	$7.67
Total ReturnB,C	.01%	.28%	6.51%	(2.08)%	7.12%	5.97%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.92%F	2.89%	2.85%	2.23%	2.99%	3.27%
Supplemental Data
Net assets, end of period (in millions)	$6,772	$6,207	$5,520	$5,395	$4,876	$4,670
Portfolio turnover rateG	72%F	182%	218%	307%	276%	275%H

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class I

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.76	$7.95	$7.65	$7.99	$7.67	$7.48
Income from Investment Operations
Net investment income (loss)A	.110	.224	.218	.171	.229	.240
Net realized and unrealized gain (loss)	(.112)	(.204)	.280	(.348)	.315	.184
Total from investment operations	(.002)	.020	.498	(.177)	.544	.424
Distributions from net investment income	(.108)	(.210)	(.198)	(.163)	(.224)	(.234)
Net asset value, end of period	$7.65	$7.76	$7.95	$7.65	$7.99	$7.67
Total ReturnB,C	(.02)%	.23%	6.58%	(2.26)%	7.20%	5.79%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.51%	.52%	.50%	.48%
Expenses net of fee waivers, if any	.50%F	.50%	.51%	.52%	.50%	.48%
Expenses net of all reductions	.50%F	.50%	.51%	.52%	.50%	.48%
Net investment income (loss)	2.87%F	2.84%	2.79%	2.17%	2.94%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$505	$490	$417	$416	$100	$91
Portfolio turnover rateG	72%F	182%	218%	307%	276%	275%H

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$173,270
Gross unrealized depreciation	(297,398)
Net unrealized appreciation (depreciation) on securities	$(124,128)
Tax cost	$7,508,246

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(67,932)
No expiration
Short-term	(27,696)
Total capital loss carryforward	$(95,628)

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps(a)	$(447)	$984

 (a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $965,751 and $312,495, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$94	$1
Class T	-%	.25%	25	–(a)
Class B	.65%	.25%	7	5
Class C	.75%	.25%	137	14
			$263	$ 20

 (a) In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3
Class T	1
Class B(a)	–(b)
Class C(a)	1
$5

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$65.17
Class T	22.22
Class B	2.25
Class C	25.18
Investment Grade Bond	3,242.10
Class I	370.15
	$3,726

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $12.

9. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of class-level operating expenses as follows:

Amount
Class A	$1

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Class A	$964	$1,892
Class T	253	567
Class B	15	36
Class C	246	518
Investment Grade Bond	93,220	157,505
Class I	6,880	11,674
Total	$101,578	$172,192

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Class A
Shares sold	1,729	3,788	$13,247	$29,943
Reinvestment of distributions	120	227	917	1,793
Shares redeemed	(2,075)	(2,751)	(15,932)	(21,720)
Net increase (decrease)	(226)	1,264	$(1,768)	$10,016
Class T
Shares sold	242	480	$1,859	$3,799
Reinvestment of distributions	32	69	243	544
Shares redeemed	(466)	(1,167)	(3,580)	(9,201)
Net increase (decrease)	(192)	(618)	$(1,478)	$(4,858)
Class B
Shares sold	20	13	$141	$100
Reinvestment of distributions	1	3	11	28
Shares redeemed	(78)	(109)	(595)	(863)
Net increase (decrease)	(57)	(93)	$(443)	$(735)
Class C
Shares sold	840	1,046	$6,418	$8,293
Reinvestment of distributions	27	55	206	436
Shares redeemed	(770)	(1,973)	(5,912)	(15,576)
Net increase (decrease)	97	(872)	$712	$(6,847)
Investment Grade Bond
Shares sold	162,944	224,972	$1,249,680	$1,777,537
Reinvestment of distributions	11,183	18,120	85,714	143,231
Shares redeemed	(88,503)	(137,307)	(676,480)	(1,084,234)
Net increase (decrease)	85,624	105,785	$658,914	$836,534
Class I
Shares sold	7,320	22,871	$56,038	$181,045
Reinvestment of distributions	784	1,292	6,013	10,222
Shares redeemed	(5,198)	(13,483)	(39,848)	(107,017)
Net increase (decrease)	2,906	10,680	$22,203	$84,250

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Class A	.78%
Actual		$1,000.00	$998.50	$3.88
Hypothetical-C		$1,000.00	$1,020.98	$3.92
Class T	.82%
Actual		$1,000.00	$998.30	$4.07
Hypothetical-C		$1,000.00	$1,020.79	$4.12
Class B	1.51%
Actual		$1,000.00	$994.90	$7.49
Hypothetical-C		$1,000.00	$1,017.35	$7.57
Class C	1.54%
Actual		$1,000.00	$994.70	$7.64
Hypothetical-C		$1,000.00	$1,017.21	$7.72
Investment Grade Bond	.45%
Actual		$1,000.00	$1,000.10	$2.24
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class I	.50%
Actual		$1,000.00	$999.80	$2.49
Hypothetical-C		$1,000.00	$1,022.38	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in January 2015.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Investment Grade Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered the total expense ratio of the fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the fund or class, as applicable.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Series Short-Term Credit Fund Fidelity® Series Short-Term Credit Fund Class F Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	7.2%
AAA	18.2%
AA	3.2%
A	28.9%
BBB	38.2%
BB and Below	3.6%
Not Rated	0.4%
Short-Term Investments and Net Other Assets	0.3%

As of August 31, 2015
U.S. Government and U.S. Government Agency Obligations	6.3%
AAA	22.5%
AA	4.0%
A	29.5%
BBB	33.0%
BB and Below	3.8%
Not Rated	0.4%
Short-Term Investments and Net Other Assets	0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	1.9	2.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	1.7	1.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016 *
Corporate Bonds	70.4%
U.S. Government and U.S. Government Agency Obligations	7.2%
Asset-Backed Securities	10.6%
CMOs and Other Mortgage Related Securities	9.3%
Municipal Bonds	0.2%
Other Investments	2.0%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 16.9%

As of August 31, 2015 *
Corporate Bonds	65.5%
U.S. Government and U.S. Government Agency Obligations	6.3%
Asset-Backed Securities	11.6%
CMOs and Other Mortgage Related Securities	14.1%
Other Investments	2.0%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 19.5%

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 70.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.5%
Automobiles - 2.9%
American Honda Finance Corp.:
0.95% 5/5/17	$7,210,000	$7,185,911
1.7% 2/22/19	1,546,000	1,548,285
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	5,176,000	5,143,205
1.45% 8/1/16 (a)	1,799,000	1,799,320
1.65% 3/2/18 (a)	3,047,000	3,016,880
1.65% 5/18/18 (a)	3,000,000	2,962,203
General Motors Financial Co., Inc. 2.4% 4/10/18	9,850,000	9,677,113
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	4,784,000	4,700,136
1.65% 5/22/18 (a)	2,000,000	1,939,354
Volkswagen International Finance NV:
1.6% 11/20/17 (a)	2,785,000	2,728,542
2.375% 3/22/17 (a)	2,572,000	2,570,845
		43,271,794
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.1% 12/7/18	652,000	660,420
Media - 2.6%
CBS Corp. 2.3% 8/15/19	1,000,000	1,004,844
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (a)	1,500,000	1,503,735
COX Communications, Inc. 6.25% 6/1/18 (a)	613,000	656,446
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 2.4% 3/15/17	6,571,000	6,635,600
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	10,000,000	10,062,830
Thomson Reuters Corp. 0.875% 5/23/16	1,336,000	1,334,597
Time Warner Cable, Inc. 5.85% 5/1/17	7,442,000	7,727,713
Time Warner, Inc. 6.875% 6/15/18	5,000,000	5,537,275
Viacom, Inc. 2.2% 4/1/19	3,047,000	2,990,109
Walt Disney Co. 1.1% 12/1/17	2,321,000	2,322,673
		39,775,822

TOTAL CONSUMER DISCRETIONARY		83,708,036

CONSUMER STAPLES - 4.8%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	6,760,000	6,824,071
2.65% 2/1/21	3,000,000	3,053,373
Heineken NV 1.4% 10/1/17 (a)	1,364,000	1,363,544
SABMiller Holdings, Inc. 2.45% 1/15/17 (a)	5,722,000	5,767,141
		17,008,129
Food & Staples Retailing - 0.3%
CVS Health Corp.:
1.9% 7/20/18	1,536,000	1,542,196
2.25% 8/12/19	2,680,000	2,711,318
Walgreens Boots Alliance, Inc. 1.75% 11/17/17	586,000	585,258
		4,838,772
Food Products - 1.4%
General Mills, Inc.:
1.4% 10/20/17	3,154,000	3,154,785
5.7% 2/15/17	3,000,000	3,129,948
H.J. Heinz Co. 1.6% 6/30/17 (a)	3,300,000	3,296,446
The J.M. Smucker Co. 1.75% 3/15/18	8,044,000	8,018,380
Tyson Foods, Inc. 2.65% 8/15/19	2,471,000	2,504,391
William Wrigley Jr. Co. 1.4% 10/21/16 (a)	1,610,000	1,610,467
		21,714,417
Tobacco - 2.0%
BAT International Finance PLC:
1.85% 6/15/18 (a)	6,000,000	6,024,708
2.75% 6/15/20 (a)	3,500,000	3,574,435
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	1,686,000	1,684,412
2.05% 7/20/18 (a)	5,300,000	5,274,512
Philip Morris International, Inc.:
1.25% 8/11/17	2,931,000	2,937,741
1.375% 2/25/19	4,000,000	3,986,632
Reynolds American, Inc.:
2.3% 6/12/18	736,000	743,867
3.25% 6/12/20	1,215,000	1,263,574
6.75% 6/15/17	3,586,000	3,849,499
		29,339,380

TOTAL CONSUMER STAPLES		72,900,698

ENERGY - 6.1%
Energy Equipment & Services - 0.4%
Nabors Industries, Inc. 2.35% 9/15/16	1,381,000	1,367,062
Noble Holding International Ltd. 4% 3/16/18	170,000	136,000
Petrofac Ltd. 3.4% 10/10/18 (a)	4,728,000	4,010,271
		5,513,333
Oil, Gas & Consumable Fuels - 5.7%
BG Energy Capital PLC 2.875% 10/15/16 (a)	2,730,000	2,743,896
BP Capital Markets PLC:
1.375% 5/10/18	2,745,000	2,690,171
1.846% 5/5/17	3,047,000	3,049,291
2.248% 11/1/16	2,776,000	2,790,460
Canadian Natural Resources Ltd. 1.75% 1/15/18	935,000	854,499
Columbia Pipeline Group, Inc. 2.45% 6/1/18 (a)	2,225,000	2,134,741
ConocoPhillips Co. 1.5% 5/15/18	9,129,000	8,715,274
DCP Midstream Operating LP 2.7% 4/1/19	238,000	195,197
Enbridge, Inc.:
0.8662% 6/2/17 (b)	4,266,000	4,076,969
1.2622% 10/1/16 (b)	5,485,000	5,432,569
Enterprise Products Operating LP:
1.65% 5/7/18	3,748,000	3,621,096
2.55% 10/15/19	476,000	460,664
Exxon Mobil Corp. 1.6% 3/1/19	4,000,000	4,000,000
Kinder Morgan, Inc.:
2% 12/1/17	832,000	794,560
3.05% 12/1/19	4,606,000	4,252,029
Marathon Petroleum Corp.:
2.7% 12/14/18	367,000	355,444
3.5% 3/1/16	3,622,000	3,622,000
Petro-Canada 6.05% 5/15/18	3,047,000	3,117,279
Petrobras Global Finance BV:
2% 5/20/16	7,116,000	7,091,094
3.25% 3/17/17	3,047,000	2,952,543
Petroleos Mexicanos:
3.125% 1/23/19	405,000	393,777
5.5% 2/4/19 (a)	2,140,000	2,212,760
Phillips 66 Co. 2.95% 5/1/17	1,219,000	1,234,308
Schlumberger Investment SA 1.25% 8/1/17 (a)	4,003,000	3,934,833
Shell International Finance BV 2.125% 5/11/20	2,509,000	2,443,432
Southwestern Energy Co. 3.3% 1/23/18	879,000	632,880
Spectra Energy Partners, LP 2.95% 6/15/16	1,257,000	1,258,459
TransCanada PipeLines Ltd.:
1.2831% 6/30/16 (b)	6,186,000	6,173,319
1.625% 11/9/17	1,500,000	1,473,569
1.875% 1/12/18	4,751,000	4,660,356
		87,367,469

TOTAL ENERGY		92,880,802

FINANCIALS - 33.6%
Banks - 14.4%
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (a)	2,802,000	2,794,995
Bank of America Corp.:
2% 1/11/18	9,044,000	9,012,292
2.6% 1/15/19	25,295,000	25,414,544
3.875% 3/22/17	4,571,000	4,675,735
Bank of Nova Scotia 1.375% 12/18/17	2,540,000	2,533,584
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.45% 9/8/17 (a)	4,571,000	4,553,155
1.55% 9/9/16 (a)	3,053,000	3,056,877
1.7% 3/5/18 (a)	7,618,000	7,574,471
Barclays PLC 2% 3/16/18	6,000,000	5,883,534
BNP Paribas 2.375% 9/14/17	5,586,000	5,639,235
BPCE SA 1.625% 2/10/17	3,047,000	3,043,670
Citigroup, Inc.:
0.747% 6/9/16 (b)	2,133,000	2,129,645
1.3% 11/15/16	4,177,000	4,175,622
1.55% 8/14/17	12,190,000	12,124,784
1.5786% 7/25/16 (b)	1,240,000	1,241,674
1.85% 11/24/17	3,047,000	3,037,201
2.4% 2/18/20	2,933,000	2,906,996
2.5% 9/26/18	5,000,000	5,032,165
2.5% 7/29/19	2,438,000	2,443,880
Citizens Bank NA 1.6% 12/4/17	4,571,000	4,519,636
Credit Suisse New York Branch:
1.1246% 5/26/17 (b)	3,047,000	3,030,376
1.375% 5/26/17	9,386,000	9,320,927
1.75% 1/29/18	6,095,000	6,057,199
Discover Bank 2% 2/21/18	6,220,000	6,145,005
Fifth Third Bancorp 4.5% 6/1/18	2,133,000	2,244,697
HSBC Bank PLC 1.5% 5/15/18 (a)	2,730,000	2,713,271
HSBC U.S.A., Inc.:
1.7% 3/5/18	3,047,000	3,024,352
2.625% 9/24/18	2,238,000	2,250,900
ING Bank NV 1.8% 3/16/18 (a)	2,438,000	2,433,790
Intesa Sanpaolo SpA 2.375% 1/13/17	6,748,000	6,769,418
JPMorgan Chase & Co.:
2.2% 10/22/19	1,459,000	1,458,165
2.35% 1/28/19	1,088,000	1,098,791
La Caisse Centrale 1.75% 1/29/18 (a)	3,047,000	3,024,976
Lloyds Bank PLC 1.75% 3/16/18	2,605,000	2,592,801
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	3,040,000	3,066,792
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (a)	3,480,000	3,459,980
Mizuho Bank Ltd.:
1.0531% 9/25/17 (a)(b)	4,571,000	4,552,465
1.55% 10/17/17 (a)	7,882,000	7,834,101
MUFG Americas Holdings Corp. 1.625% 2/9/18	680,000	675,057
PNC Bank NA:
1.5% 2/23/18	3,047,000	3,038,733
1.8% 11/5/18	1,000,000	999,955
Regions Financial Corp. 2% 5/15/18	2,733,000	2,708,766
Royal Bank of Canada 2.2% 7/27/18	2,742,000	2,772,283
Royal Bank of Scotland Group PLC 1.5431% 3/31/17 (b)	8,504,000	8,476,932
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	6,095,000	6,090,673
1.75% 1/16/18	3,047,000	3,035,559
SunTrust Banks, Inc. 3.5% 1/20/17	3,109,000	3,161,430
Westpac Banking Corp. 2% 8/14/17	4,742,000	4,778,608
		218,609,697
Capital Markets - 8.0%
Deutsche Bank AG London Branch 1.4% 2/13/17	10,666,000	10,596,991
Goldman Sachs Group, Inc.:
1.748% 9/15/17	7,618,000	7,612,309
2.375% 1/22/18	15,673,000	15,768,025
2.625% 1/31/19	3,047,000	3,070,169
JPMorgan Chase & Co. 1.7% 3/1/18	45,666,000	45,510,416
Lazard Group LLC 6.85% 6/15/17	89,000	93,575
Morgan Stanley:
1.875% 1/5/18	23,047,000	22,989,590
5.45% 1/9/17	4,876,000	5,036,313
UBS AG Stamford Branch:
1.3031% 3/26/18 (b)	3,000,000	2,992,602
1.375% 8/14/17	4,735,000	4,717,310
1.8% 3/26/18	3,416,000	3,417,858
		121,805,158
Consumer Finance - 4.7%
American Express Credit Corp. 1.125% 6/5/17	6,186,000	6,160,254
American Honda Finance Corp. 1.5% 9/11/17 (a)	1,571,000	1,573,163
Discover Financial Services 6.45% 6/12/17	7,272,000	7,626,146
Ford Motor Credit Co. LLC:
1.461% 3/27/17	2,438,000	2,421,544
1.684% 9/8/17	4,638,000	4,570,035
2.145% 1/9/18	18,047,000	17,953,643
2.24% 6/15/18	1,884,000	1,856,761
3% 6/12/17	8,463,000	8,533,962
Hyundai Capital America:
1.45% 2/6/17 (a)	3,160,000	3,149,477
2% 3/19/18 (a)	3,047,000	3,033,368
2.125% 10/2/17 (a)	2,970,000	2,972,403
John Deere Capital Corp.:
1.3% 3/12/18	10,000,000	9,965,020
1.6% 7/13/18	586,000	586,656
Synchrony Financial:
1.875% 8/15/17	565,000	558,834
2.6% 1/15/19	1,000,000	991,730
		71,952,996
Diversified Financial Services - 1.0%
AIG Global Funding 1.65% 12/15/17 (a)	3,047,000	3,039,584
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	3,047,000	3,069,941
Berkshire Hathaway, Inc. 1.55% 2/9/18	2,660,000	2,679,064
IntercontinentalExchange, Inc.:
2.5% 10/15/18	1,883,000	1,907,368
2.75% 12/1/20	545,000	553,995
McGraw Hill Financial, Inc. 2.5% 8/15/18	1,058,000	1,063,348
Moody's Corp. 2.75% 7/15/19	2,000,000	2,038,404
		14,351,704
Insurance - 3.6%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,049,000	1,055,193
AFLAC, Inc. 2.4% 3/16/20	3,000,000	3,030,648
American International Group, Inc.:
2.3% 7/16/19	5,696,000	5,649,737
5.85% 1/16/18	2,077,000	2,214,684
Aon Corp. 5% 9/30/20	1,538,000	1,696,794
Assurant, Inc. 2.5% 3/15/18	3,747,000	3,748,735
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	2,802,000	2,866,090
MetLife, Inc.:
1.756% 12/15/17 (b)	1,142,000	1,142,453
1.903% 12/15/17 (b)	490,000	490,205
Metropolitan Life Global Funding I:
1.3% 4/10/17 (a)	4,571,000	4,571,603
1.5% 1/10/18 (a)	6,073,000	6,030,361
New York Life Global Funding 1.55% 11/2/18 (a)	3,120,000	3,108,007
Pricoa Global Funding I:
1.15% 11/25/16 (a)	1,837,000	1,836,293
1.9% 9/21/18 (a)	2,000,000	1,995,124
Principal Life Global Funding II:
2.2% 4/8/20 (a)	5,780,000	5,802,958
2.25% 10/15/18 (a)	2,500,000	2,527,540
Prudential Financial, Inc. 2.3% 8/15/18	4,880,000	4,893,049
Symetra Financial Corp. 6.125% 4/1/16 (a)	1,305,000	1,310,032
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	658,000	661,316
		54,630,822
Real Estate Investment Trusts - 1.0%
Boston Properties, Inc. 3.7% 11/15/18	5,214,000	5,402,424
DDR Corp. 9.625% 3/15/16	797,000	799,220
ERP Operating LP 2.375% 7/1/19	1,567,000	1,574,473
Health Care Property Investors, Inc. 6% 1/30/17	3,594,000	3,722,453
Health Care REIT, Inc.:
2.25% 3/15/18	1,081,000	1,078,159
4.7% 9/15/17	1,375,000	1,431,998
Select Income REIT 2.85% 2/1/18	1,091,000	1,087,466
		15,096,193
Real Estate Management & Development - 0.9%
Brandywine Operating Partnership LP 6% 4/1/16	2,386,000	2,394,108
Essex Portfolio LP 5.5% 3/15/17	2,274,000	2,359,184
Mack-Cali Realty LP 2.5% 12/15/17	1,847,000	1,829,823
Ventas Realty LP:
1.25% 4/17/17	1,167,000	1,157,496
1.55% 9/26/16	1,147,000	1,147,529
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	1,652,000	1,643,545
Washington Prime Group LP 3.85% 4/1/20	3,571,000	3,679,458
		14,211,143

TOTAL FINANCIALS		510,657,713

HEALTH CARE - 4.8%
Biotechnology - 1.4%
AbbVie, Inc.:
1.75% 11/6/17	4,470,000	4,467,466
1.8% 5/14/18	4,368,000	4,355,695
2.5% 5/14/20	2,500,000	2,498,335
Amgen, Inc.:
1.25% 5/22/17	4,784,000	4,773,858
2.2% 5/22/19	3,596,000	3,642,252
Celgene Corp. 2.125% 8/15/18	1,519,000	1,525,860
		21,263,466
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co. 1.8% 12/15/17	3,087,000	3,090,899
Medtronic, Inc. 1.5% 3/15/18	3,718,000	3,726,841
Zimmer Biomet Holdings, Inc. 2% 4/1/18	4,522,000	4,502,271
		11,320,011
Health Care Providers & Services - 0.8%
Cardinal Health, Inc. 1.95% 6/15/18	482,000	482,159
Express Scripts Holding Co. 1.25% 6/2/17	6,015,000	5,983,836
UnitedHealth Group, Inc.:
1.7% 2/15/19	1,204,000	1,204,946
1.9% 7/16/18	2,929,000	2,956,363
WellPoint, Inc. 1.875% 1/15/18	1,385,000	1,382,121
		12,009,425
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	718,000	715,455
2.15% 12/14/18	776,000	776,346
		1,491,801
Pharmaceuticals - 1.8%
Actavis Funding SCS:
1.582% 3/12/18 (b)	6,095,000	6,112,615
2.35% 3/12/18	6,095,000	6,131,820
3% 3/12/20	1,980,000	2,014,080
Bayer U.S. Finance LLC:
1.5% 10/6/17 (a)	5,036,000	5,045,150
2.375% 10/8/19 (a)	2,530,000	2,566,133
Mylan, Inc. 1.35% 11/29/16	850,000	844,132
Perrigo Co. PLC 1.3% 11/8/16	717,000	712,844
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	895,000	895,769
Zoetis, Inc.:
1.875% 2/1/18	2,412,000	2,386,018
3.45% 11/13/20	437,000	445,160
		27,153,721

TOTAL HEALTH CARE		73,238,424

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.5%
L-3 Communications Corp. 1.5% 5/28/17	2,197,000	2,167,551
Lockheed Martin Corp. 1.85% 11/23/18	5,000,000	5,032,130
		7,199,681
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	4,962	5,148
Industrial Conglomerates - 0.2%
Danaher Corp. 1.65% 9/15/18	3,659,000	3,680,625
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	1,198,000	1,169,548
2.625% 9/4/18	1,642,000	1,593,274
		2,762,822

TOTAL INDUSTRIALS		13,648,276

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.65% 6/15/18	3,300,000	3,323,427
Electronic Equipment & Components - 1.0%
Amphenol Corp. 1.55% 9/15/17	4,124,000	4,112,865
Tyco Electronics Group SA:
2.375% 12/17/18	526,000	528,335
6.55% 10/1/17	10,064,000	10,805,606
		15,446,806
IT Services - 0.4%
The Western Union Co.:
2.875% 12/10/17	3,749,000	3,813,903
3.65% 8/22/18	1,415,000	1,444,673
		5,258,576
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co. 2.85% 10/5/18 (a)	4,000,000	4,001,316

TOTAL INFORMATION TECHNOLOGY		28,030,125

MATERIALS - 2.0%
Chemicals - 1.4%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	10,850,000	10,661,579
Ecolab, Inc.:
1.45% 12/8/17	1,409,000	1,401,951
1.55% 1/12/18	6,598,000	6,569,754
Sherwin-Williams Co. 1.35% 12/15/17	2,620,000	2,615,488
		21,248,772
Metals & Mining - 0.6%
Anglo American Capital PLC 1.572% 4/15/16 (a)(b)	2,783,000	2,742,747
Freeport-McMoRan, Inc. 2.3% 11/14/17	1,511,000	1,382,565
Rio Tinto Finance (U.S.A.) PLC:
1.3658% 6/17/16 (b)	2,133,000	2,127,019
1.625% 8/21/17	2,651,000	2,597,097
		8,849,428

TOTAL MATERIALS		30,098,200

TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 4.4%
AT&T, Inc.:
1.4% 12/1/17	12,620,000	12,558,970
2.45% 6/30/20	1,944,000	1,936,343
2.95% 5/15/16	5,049,000	5,068,242
British Telecommunications PLC:
1.25% 2/14/17	5,562,000	5,554,936
1.625% 6/28/16	4,211,000	4,217,834
2.35% 2/14/19	2,499,000	2,522,656
CenturyLink, Inc. 5.15% 6/15/17	3,395,000	3,479,875
Deutsche Telekom International Financial BV 3.125% 4/11/16 (a)	2,633,000	2,638,450
Verizon Communications, Inc.:
1.35% 6/9/17	15,000,000	14,992,215
2% 11/1/16	5,508,000	5,538,707
2.5% 9/15/16	8,731,000	8,798,403
		67,306,631
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV:
1.502% 9/12/16 (b)	3,139,000	3,139,339
2.375% 9/8/16	3,677,000	3,692,966
Vodafone Group PLC 1.5% 2/19/18	4,438,000	4,395,848
		11,228,153

TOTAL TELECOMMUNICATION SERVICES		78,534,784

UTILITIES - 5.6%
Electric Utilities - 3.0%
American Electric Power Co., Inc. 1.65% 12/15/17	3,772,000	3,746,071
Cleveland Electric Illuminating Co. 5.7% 4/1/17	1,805,000	1,863,814
Duke Energy Corp.:
0.9922% 4/3/17 (b)	4,109,000	4,078,951
1.625% 8/15/17	5,505,000	5,500,343
2.1% 6/15/18	5,129,000	5,139,653
Eversource Energy 1.45% 5/1/18	726,000	717,335
Exelon Corp.:
1.55% 6/9/17	326,000	324,420
2.85% 6/15/20	480,000	484,073
FirstEnergy Corp. 2.75% 3/15/18	8,001,000	8,082,522
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	3,440,000	3,434,293
Pacific Gas & Electric Co. 5.625% 11/30/17	4,213,000	4,494,462
Southern Co. 1.3% 8/15/17	1,770,000	1,757,778
TECO Finance, Inc. 1.2169% 4/10/18 (b)	3,260,000	3,213,861
Xcel Energy, Inc. 1.2% 6/1/17	3,347,000	3,335,152
		46,172,728
Gas Utilities - 0.3%
Southern California Gas Co. 1.55% 6/15/18	5,000,000	4,993,960
Independent Power and Renewable Electricity Producers - 0.2%
Southern Power Co. 1.5% 6/1/18	2,491,000	2,452,096
Multi-Utilities - 2.1%
Berkshire Hathaway Energy Co. 1.1% 5/15/17	8,517,000	8,492,275
Dominion Resources, Inc.:
1.4% 9/15/17	1,648,000	1,637,329
1.9% 6/15/18	2,656,000	2,642,152
1.95% 8/15/16	1,821,000	1,825,591
2.5% 12/1/19	4,588,000	4,622,855
2.9031% 9/30/66 (b)	2,319,000	1,558,486
Sempra Energy 2.3% 4/1/17	7,873,000	7,924,253
Wisconsin Energy Corp. 1.65% 6/15/18	3,138,000	3,132,239
		31,835,180

TOTAL UTILITIES		85,453,964

TOTAL NONCONVERTIBLE BONDS
(Cost $1,076,866,108)		1,069,151,022

U.S. Treasury Obligations - 4.2%
U.S. Treasury Notes:
0.75% 2/15/19	$11,841,000	$11,785,963
1.125% 1/15/19	1,956,000	1,968,301
1.375% 3/31/20	50,000,000	50,443,343
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $63,836,023)		64,197,607

U.S. Government Agency - Mortgage Securities - 2.7%
Fannie Mae - 1.6%
2.33% 2/1/40 (b)	900,946	948,514
2.388% 2/1/35 (b)	401,335	420,765
2.406% 11/1/34 (b)	236,731	247,634
2.409% 10/1/35 (b)	1,565,147	1,639,415
2.435% 2/1/40 (b)	267,422	282,743
2.45% 11/1/36 (b)	530,012	557,585
2.467% 5/1/35 (b)	396,949	418,601
2.468% 1/1/40 (b)	523,673	550,984
2.471% 3/1/40 (b)	400,817	423,596
2.489% 12/1/33 (b)	188,434	198,819
2.51% 7/1/35 (b)	364,066	384,472
2.523% 10/1/41 (b)	827,479	875,306
2.541% 1/1/40 (b)	930,163	981,211
2.557% 3/1/40 (b)	351,257	370,512
2.557% 6/1/42 (b)	286,880	295,519
2.595% 4/1/35 (b)	630,431	663,762
2.636% 11/1/34 (b)	1,679,104	1,778,639
2.674% 12/1/34 (b)	210,849	223,193
2.68% 9/1/41 (b)	1,242,121	1,315,047
2.685% 12/1/39 (b)	138,247	146,182
2.689% 2/1/42 (b)	1,670,957	1,737,264
2.761% 1/1/42 (b)	1,441,510	1,500,184
2.951% 11/1/40 (b)	175,377	182,071
2.965% 8/1/41 (b)	218,437	228,507
2.98% 9/1/41 (b)	209,171	218,734
2.991% 10/1/41 (b)	91,009	95,049
3.249% 7/1/41 (b)	295,905	309,154
3.347% 10/1/41 (b)	163,117	171,265
3.553% 7/1/41 (b)	367,687	386,650
5.5% 10/1/17 to 11/1/34	5,518,508	6,186,785
6.5% 5/1/17 to 8/1/17	18,814	19,376
7% 7/1/16 to 11/1/18	6,243	6,415
7.5% 11/1/31	691	832

TOTAL FANNIE MAE		23,764,785

Freddie Mac - 1.1%
2.362% 10/1/42 (b)	1,546,944	1,633,501
2.413% 4/1/40 (b)	312,997	329,966
2.463% 11/1/35 (b)	261,819	274,060
2.53% 4/1/40 (b)	285,263	301,146
2.535% 2/1/40 (b)	442,832	467,250
2.576% 8/1/36 (b)	173,598	182,852
2.977% 8/1/41 (b)	605,385	641,623
3% 8/1/21	1,598,436	1,669,144
3.122% 9/1/41 (b)	385,506	405,324
3.208% 9/1/41 (b)	201,195	210,256
3.216% 4/1/41 (b)	223,525	233,653
3.297% 6/1/41 (b)	242,449	253,382
3.451% 5/1/41 (b)	170,146	177,036
3.5% 8/1/26	5,387,267	5,723,972
3.626% 6/1/41 (b)	334,208	350,351
3.706% 5/1/41 (b)	274,664	288,343
4% 9/1/25 to 4/1/26	1,920,509	2,058,780
4.5% 8/1/18 to 11/1/18	1,124,104	1,160,290
5% 4/1/20	507,335	527,313
8.5% 5/1/27 to 7/1/28	50,128	61,015

TOTAL FREDDIE MAC		16,949,257

Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	320,655	381,202
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $41,230,368)		41,095,244

Asset-Backed Securities - 10.6%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$343,417	$331,394
Series 2005-1 Class M1, 1.1266% 4/25/35 (b)	136,148	121,615
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 2.0765% 3/25/34 (b)	19,527	18,596
Series 2006-OP1 Class M1, 0.7065% 4/25/36 (b)	2,438,062	898,960
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	1,545,000	1,548,263
Series 2012-5 Class A, 1.54% 9/15/19	7,047,000	7,048,784
Series 2014-3 Class A, 1.33% 3/15/19	6,080,000	6,077,376
Series 2014-5 Class A2, 1.6% 10/15/19	9,142,000	9,147,916
Series 2015-3 Class A, 1.63% 5/15/20	3,340,000	3,339,648
AmeriCredit Automobile Receivables Trust:
Series 2014-4 Class A3, 1.27% 7/8/19	1,137,000	1,134,549
Series 2015-2 Class A3, 1.27% 1/8/20	2,000,000	1,988,587
Series 2015-3 Class A3, 1.54% 3/9/20	4,500,000	4,492,180
Series 2016-1 Class A3, 2.14% 10/8/20	1,597,000	1,602,403
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1.2608% 4/25/34 (b)	18,431	13,453
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2158% 3/25/34 (b)	115,119	102,176
Series 2004-W7 Class M1, 1.2608% 5/25/34 (b)	66,922	61,169
Series 2006-W4 Class A2C, 0.5958% 5/25/36 (b)	234,659	83,175
Capital Auto Receivables Asset Trust:
Series 2015-1 Class A2, 1.42% 6/20/18	3,047,000	3,049,612
Series 2015-2 Class A2, 1.39% 9/20/18	1,744,000	1,745,352
Carmax Auto Owner Trust Series 2015-1 Class A3, 1.38% 11/15/19	2,295,000	2,298,440
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5758% 12/25/36 (b)	369,893	251,661
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (a)	549,782	549,160
Chase Issuance Trust Series 2015-A2, Class A, 1.59% 2/18/20	3,047,000	3,067,859
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (a)	2,151,777	2,151,965
Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	3,404,145	3,392,880
Citibank Credit Card Issuance Trust:
Series 2014-A6 Class A6, 2.15% 7/15/21	1,225,000	1,250,709
Series 2014-A8 Class A8, 1.73% 4/9/20	6,095,000	6,151,464
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.9358% 7/25/34 (b)	91,880	74,291
Series 2004-3 Class M4, 1.8908% 4/25/34 (b)	12,954	11,346
Series 2004-4 Class M2, 1.2308% 6/25/34 (b)	20,086	18,162
Dell Equipment Finance Trust:
Series 2014-1 Class A3, 0.94% 6/22/20 (a)	1,905,171	1,904,264
Series 2015-1 Class A3, 1.3% 3/23/20 (a)	1,000,000	996,088
Series 2015-2 Class A2A, 1.42% 12/22/17 (a)	1,500,000	1,497,221
Discover Card Master Trust:
Series 2014-A5 Class A, 1.39% 4/15/20	4,571,000	4,588,481
Series 2016-A1 Class A1, 2.1% 7/15/21	3,050,000	3,065,397
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (a)	1,721,030	1,715,324
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	3,098,935	3,082,562
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	4,218,575	4,190,438
Fannie Mae Series 2004-T5:
Class AB1, 0.6969% 5/28/35 (b)	192,368	177,445
Class AB3, 1.1189% 5/28/35 (b)	83,201	72,245
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	3,000,000	2,992,793
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	14,971,000	14,998,572
Series 2014-4 Class A1, 1.4% 8/15/19	5,194,000	5,197,506
Series 2015-1 Class A1, 1.42% 1/15/20	3,809,000	3,811,372
Series 2015-4 Class A1, 1.77% 8/15/20	3,000,000	3,003,014
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.8515% 11/25/34 (b)	124,981	13,257
Class M5, 1.9265% 11/25/34 (b)	35,912	646
Series 2005-A:
Class M3, 1.1615% 1/25/35 (b)	194,673	168,794
Class M4, 1.4465% 1/25/35 (b)	71,232	38,253
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0091% 2/25/47 (a)(b)	223,255	197,656
GE Equipment Small Ticket LLC Series 2013-1A Class A3, 1.02% 2/24/17 (a)	436,184	436,171
GM Financial Automobile Leasing Trust:
Series 2015-1 Class A3, 1.53% 9/20/18	3,959,000	3,984,207
Series 2015-2 Class A3, 1.68% 12/20/18	2,453,000	2,460,276
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (a)	4,472,000	4,461,800
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.7558% 8/25/33 (b)	19,140	17,620
Series 2003-5 Class A2, 1.1358% 12/25/33 (b)	62,458	57,772
Series 2004-1 Class M2, 2.1358% 6/25/34 (b)	75,448	65,653
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6165% 1/25/37 (b)	274,769	176,199
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3, 1.4% 11/15/18 (a)	2,500,000	2,500,877
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.5658% 11/25/36 (b)	9,825	9,821
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9331% 12/27/29 (b)	16,970	16,883
Series 2006-A Class 2C, 1.7531% 3/27/42 (b)	157,000	80,521
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.5858% 7/25/36 (b)	2,379,894	1,125,573
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.1858% 7/25/34 (b)	8,208	6,817
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4015% 7/25/34 (b)	16,432	15,362
Series 2006-FM1 Class A2B, 0.5458% 4/25/37 (b)	22,575	22,447
Series 2006-OPT1 Class A1A, 0.9465% 6/25/35 (b)	213,511	204,479
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.1158% 8/25/34 (b)	111,970	97,317
Series 2005-NC1 Class M1, 1.0958% 1/25/35 (b)	50,299	44,825
Series 2005-NC2 Class B1, 2.1908% 3/25/35 (b)	34,373	769
Series 2006-NC4 Class A2D, 0.6758% 6/25/36 (b)	2,174,447	1,404,867
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	4,571,000	4,573,867
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0732% 10/30/45 (b)	537,659	506,743
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3015% 9/25/34 (b)	1,008,386	918,316
Class M4, 2.6015% 9/25/34 (b)	140,224	94,605
Series 2005-WCH1 Class M4, 1.6715% 1/25/36 (b)	302,836	265,975
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2265% 4/25/33 (b)	1,048	896
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	2,226,000	2,227,073
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2308% 3/25/35 (b)	148,397	136,601
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 1.092% 6/15/33 (b)	284,452	268,567
Class C, 1.462% 6/15/33 (b)	779,174	759,578
Series 2004-B:
Class A2, 0.712% 6/15/21 (b)	466,398	463,036
Class C, 1.382% 9/15/33 (b)	884,798	832,577
Synchrony Credit Card Master Note Trust:
Series 2015-2 Class A, 1.6% 4/15/21	3,600,000	3,609,179
Series 2015-3 class A, 1.74% 9/15/21	3,000,000	2,999,820
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2865% 9/25/34 (b)	117,662	99,111
Toyota Auto Receivables Owner Trust Series 2015-C Class A3, 1.34% 6/17/19	3,500,000	3,508,926
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	2,968,000	2,934,684
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	3,732,000	3,739,829
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	2,480,000	2,484,716
TOTAL ASSET-BACKED SECURITIES
(Cost $161,623,525)		161,348,828

Collateralized Mortgage Obligations - 0.5%
Private Sponsor - 0.2%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.6868% 4/26/36 (a)(b)	664,579	649,672
Credit Suisse Mortgage Trust:
Series 2011-17R Class 2A1, 3.4% 12/27/37 (a)(b)	141,034	141,182
Series 2012-2R Class 1A1, 2.7362% 5/27/35 (a)(b)	1,302,296	1,335,895
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6058% 2/25/37 (b)	126,417	111,877
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.7735% 6/10/35 (a)(b)	46,597	41,461
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (b)	4,568	4,452

TOTAL PRIVATE SPONSOR		2,284,539

U.S. Government Agency - 0.3%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,496,882	1,583,713
planned amortization class Series 2012-94 Class E, 3% 6/25/22	759,637	777,843
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	181,259	206,345
Series 2009-31 Class A, 4% 2/25/24	147,743	150,748
Freddie Mac:
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	21,839	22,163
Series 3820 Class DA, 4% 11/15/35	1,221,926	1,279,682
Series 3949 Class MK, 4.5% 10/15/34	928,682	1,006,680

TOTAL U.S. GOVERNMENT AGENCY		5,027,174

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,354,738)		7,311,713

Commercial Mortgage Securities - 9.1%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5885% 2/14/43 (b)(c)	314,195	2,271
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	1,133,759	1,135,902
Series 2006-4 Class A1A, 5.617% 7/10/46 (b)	4,209,093	4,238,228
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.5755% 5/15/32 (a)(b)	2,183,000	2,148,950
Bayview Commercial Asset Trust:
floater:
Series 2005-4A:
Class A2, 0.8258% 1/25/36 (a)(b)	620,080	529,474
Class B1, 1.8358% 1/25/36 (a)(b)	23,797	16,392
Class M1, 0.8858% 1/25/36 (a)(b)	197,962	157,117
Class M2, 0.9058% 1/25/36 (a)(b)	64,364	49,562
Class M3, 0.9358% 1/25/36 (a)(b)	85,306	63,017
Class M4, 1.0458% 1/25/36 (a)(b)	47,339	34,204
Class M5, 1.0858% 1/25/36 (a)(b)	47,339	34,294
Class M6, 1.1358% 1/25/36 (a)(b)	48,072	34,939
Series 2007-1 Class A2, 0.7058% 3/25/37 (a)(b)	367,453	310,782
Series 2007-2A:
Class A1, 0.7058% 7/25/37 (a)(b)	72,171	60,571
Class A2, 0.7558% 7/25/37 (a)(b)	67,644	53,551
Series 2007-3:
Class A2, 0.7258% 7/25/37 (a)(b)	92,926	73,956
Class M1, 0.7458% 7/25/37 (a)(b)	69,992	52,420
Class M2, 0.7758% 7/25/37 (a)(b)	75,074	53,540
Class M3, 0.8058% 7/25/37 (a)(b)	121,821	59,775
Class M4, 0.9358% 7/25/37 (a)(b)	191,065	91,952
Class M5, 1.0358% 7/25/37 (a)(b)	89,972	18,908
Series 2007-4A:
Class A2, 0.9716% 9/25/37 (a)(b)	966,704	744,585
Class M1, 1.3716% 9/25/37 (a)(b)	100,912	24,867
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(c)	6,161,098	1
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2006-PW14 Class A1A, 5.189% 12/11/38	1,497,319	1,522,314
Series 2006-PW12 Class A1A, 5.9065% 9/11/38 (b)	1,797,981	1,799,196
BXHTL Mortgage Trust Series 2015-JWRZ Class A, 1.656% 5/15/29 (a)(b)	2,151,000	2,099,980
C-BASS Trust floater Series 2006-SC1 Class A, 0.7058% 5/25/36 (a)(b)	343,060	329,868
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	2,505,470	2,629,289
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.827% 12/15/27 (a)(b)	4,331,464	4,317,239
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	1,452,751	1,467,246
Series 2006-C4 Class A1A, 6.0329% 3/15/49 (b)	318,635	318,754
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.484% 4/15/47	1,610,741	1,652,595
COMM Mortgage Trust floater Series 2014-KYO Class A, 1.324% 6/11/27 (a)(b)	6,704,673	6,539,043
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.2805% 4/15/17 (a)(b)	25,884	25,703
sequential payer:
Series 2006-C7 Class A1A, 5.9515% 6/10/46 (b)	2,516,403	2,522,799
Series 2006-C8:
Class A1A, 5.292% 12/10/46	3,363,155	3,411,203
Class A4, 5.306% 12/10/46	3,898,662	3,953,768
CSMC Series 2015-TOWN Class A, 1.677% 3/15/17 (a)(b)	3,500,000	3,459,034
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.7255% 12/15/16 (a)(b)	7,330,566	7,260,441
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	2,014,000	2,045,710
Series 2007-C1 Class A1A, 5.483% 12/10/49 (b)	4,680,251	4,805,026
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 6.0483% 7/10/38 (b)	556,736	558,105
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (a)	710,000	711,616
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.4255% 7/15/31 (a)(b)	1,304,151	1,284,265
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	2,272,654	2,297,822
Class A4, 5.56% 11/10/39	4,297,046	4,331,696
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.4295% 11/5/30 (a)(b)	2,307,588	2,304,044
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (a)	658,000	655,941
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.6755% 11/15/29 (a)(b)	2,039,000	2,027,855
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.3305% 4/15/27 (a)(b)	4,266,000	4,213,503
Series 2014-FL5 Class A, 1.4055% 7/15/31 (a)(b)	1,930,994	1,906,717
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	4,277,846	4,306,654
Series 2006-LDP8 Class A4, 5.399% 5/15/45	2,503,474	2,511,256
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	1,544,000	1,611,423
Series 2013-C10, Class A1, 0.7302% 12/15/47	595,241	591,075
Series 2006-LDP7 Class A1A, 6.1056% 4/17/45 (b)	4,184,449	4,202,310
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	999,810	1,009,083
Series 2007-C1 Class A4, 5.424% 2/15/40	4,968,151	5,063,205
Series 2007-C7 Class A3, 5.866% 9/15/45	1,927,066	2,030,048
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.227% 9/15/28 (a)(b)	2,880,896	2,861,132
Merrill Lynch Mortgage Trust Series 2006-C2 Class A1A, 5.739% 8/12/43 (b)	3,636,800	3,662,226
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class D, 0.6155% 10/15/20 (a)(b)	240,293	240,309
Class E, 0.6755% 10/15/20 (a)(b)	171,273	171,282
Class F, 0.7255% 10/15/20 (a)(b)	102,785	102,790
Class G, 0.7655% 10/15/20 (a)(b)	127,058	127,065
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	1,345,253	1,375,206
Series 2007-IQ14 Class A2, 5.61% 4/15/49	509,125	509,498
Series 2012-C4 Class A1, 1.085% 3/15/45	342,365	341,936
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (b)	850,345	849,810
Series 2006-IQ11 Class A1A, 5.9599% 10/15/42 (b)	423,664	423,263
Series 2007-T27 Class A1A, 5.8206% 6/11/42 (b)	3,766,515	3,922,835
SCG Trust Series 2013-SRP1 Class A, 1.8255% 11/15/26 (a)(b)	2,729,000	2,716,786
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2006-C29:
Class A1A, 5.297% 11/15/48	5,771,926	5,877,991
Class A4, 5.308% 11/15/48	1,776,137	1,795,058
Series 2006-C25 Class A1A, 5.9451% 5/15/43 (b)	892,490	890,963
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	2,920,593	2,924,958
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A1, 1.676% 7/15/46	3,435,672	3,434,872
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	56,333	56,299
Series 2012-C8 Class A1, 0.864% 8/15/45	655,982	653,572
Series 2013-C13 Class A1, 0.778% 5/15/45	586,260	581,819
Series 2013-C14 Class A1, 0.836% 6/15/46	699,746	694,333
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class A, 1.5475% 11/15/29 (a)(b)	2,384,400	2,353,166
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $141,452,406)		138,332,253

Municipal Securities - 0.2%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $3,053,616)	2,850,000	3,080,594

Supranational Obligations - 0.0%
International Bank for Reconstruction & Development 1% 6/15/18 (Cost $652,179)	$653,000	$652,143

Bank Notes - 2.0%
Bank of America NA:
1.25% 2/14/17	$3,000,000	$2,997,555
5.3% 3/15/17	591,000	611,029
Capital One Bank NA:
1.15% 11/21/16	1,817,000	1,814,493
1.2% 2/13/17	4,450,000	4,435,115
1.3% 6/5/17	4,265,000	4,243,423
Capital One NA:
1.5% 9/5/17	3,078,000	3,053,755
1.65% 2/5/18	4,571,000	4,512,468
KeyBank NA:
1.65% 2/1/18	1,763,000	1,757,561
2.5% 12/15/19	1,749,000	1,768,524
Manufacturers & Traders Trust Co. 1.4% 7/25/17	4,784,000	4,766,500
Marshall & Ilsley Bank 5% 1/17/17	209,000	214,496
TOTAL BANK NOTES
(Cost $30,292,930)		30,174,919
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 0.40% (d)
(Cost $3,698,508)	3,698,508	3,698,508
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,530,060,401)		1,519,042,831
NET OTHER ASSETS (LIABILITIES) - 0.0%		623,100
NET ASSETS - 100%		$1,519,665,931

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $282,824,328 or 18.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,919
Total	$14,919

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,069,151,022	$--	$1,069,151,022	$--
U.S. Government and Government Agency Obligations	64,197,607	--	64,197,607	--
U.S. Government Agency - Mortgage Securities	41,095,244	--	41,095,244	--
Asset-Backed Securities	161,348,828	--	160,832,774	516,054
Collateralized Mortgage Obligations	7,311,713	--	7,311,713	--
Commercial Mortgage Securities	138,332,253	--	138,332,252	1
Municipal Securities	3,080,594	--	3,080,594	--
Supranational Obligations	652,143	--	652,143	--
Bank Notes	30,174,919	--	30,174,919	--
Money Market Funds	3,698,508	3,698,508	--	--
Total Investments in Securities:	$1,519,042,831	$3,698,508	$1,514,828,268	$516,055

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.1%
United Kingdom	4.8%
Japan	2.8%
Canada	2.4%
Luxembourg	1.9%
Netherlands	1.9%
Others (Individually Less Than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,526,361,893)	$1,515,344,323
Fidelity Central Funds (cost $3,698,508)	3,698,508
Total Investments (cost $1,530,060,401)		$1,519,042,831
Cash		9,360
Receivable for investments sold		4,169,645
Receivable for fund shares sold		467
Interest receivable		7,412,899
Distributions receivable from Fidelity Central Funds		3,055
Other receivables		233
Total assets		1,530,638,490
Liabilities
Payable for investments purchased	$8,554,938
Payable for fund shares redeemed	1,910,522
Accrued management fee	444,400
Other affiliated payables	62,699
Total liabilities		10,972,559
Net Assets		$1,519,665,931
Net Assets consist of:
Paid in capital		$1,529,747,034
Undistributed net investment income		894,915
Accumulated undistributed net realized gain (loss) on investments		41,552
Net unrealized appreciation (depreciation) on investments		(11,017,570)
Net Assets		$1,519,665,931
Series Short-Term Credit:
Net Asset Value, offering price and redemption price per share ($752,987,245 ÷ 75,794,708 shares)		$9.93
Class F:
Net Asset Value, offering price and redemption price per share ($766,678,686 ÷ 77,172,630 shares)		$9.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2016 (Unaudited)
Investment Income
Interest		$13,481,043
Income from Fidelity Central Funds		14,919
Total income		13,495,962
Expenses
Management fee	$2,719,479
Transfer agent fees	371,127
Independent trustees' compensation	3,322
Total expenses before reductions	3,093,928
Expense reductions	(104)	3,093,824
Net investment income (loss)		10,402,138
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	368,383
Total net realized gain (loss)		368,383
Change in net unrealized appreciation (depreciation) on investment securities		(2,435,347)
Net gain (loss)		(2,066,964)
Net increase (decrease) in net assets resulting from operations		$8,335,174

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2016 (Unaudited)	For the period March 27, 2015 (commencement of operations) to August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,402,138	$9,435,014
Net realized gain (loss)	368,383	747,694
Change in net unrealized appreciation (depreciation)	(2,435,347)	(8,582,223)
Net increase (decrease) in net assets resulting from operations	8,335,174	1,600,485
Distributions to shareholders from net investment income	(9,572,188)	(9,349,989)
Distributions to shareholders from net realized gain	(1,098,083)	–
Total distributions	(10,670,271)	(9,349,989)
Share transactions - net increase (decrease)	(79,489,910)	1,609,240,442
Total increase (decrease) in net assets	(81,825,007)	1,601,490,938
Net Assets
Beginning of period	1,601,490,938	–
End of period (including undistributed net investment income of $894,915 and undistributed net investment income of $64,965, respectively)	$1,519,665,931	$1,601,490,938

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Short-Term Credit Fund

	Six months ended February 29, (Unaudited)	Year ended August 31,
	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.064	.052
Net realized and unrealized gain (loss)	(.018)	(.051)
Total from investment operations	.046	.001
Distributions from net investment income	(.059)	(.051)
Distributions from net realized gain	(.007)	–
Total distributions	(.066)	(.051)
Net asset value, end of period	$9.93	$9.95
Total ReturnC,D	.46%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%G
Expenses net of fee waivers, if any	.45%G	.45%G
Expenses net of all reductions	.45%G	.45%G
Net investment income (loss)	1.29%G	1.21%G
Supplemental Data
Net assets, end of period (000 omitted)	$752,987	$768,418
Portfolio turnover rateH	27%G	63%I,J

 A For the period March 27, 2015 (commencement of operations) to August 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Short-Term Credit Fund Class F

	Six months ended February 29, (Unaudited)	Year ended August 31,
	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.069	.056
Net realized and unrealized gain (loss)	(.018)	(.051)
Total from investment operations	.051	.005
Distributions from net investment income	(.064)	(.055)
Distributions from net realized gain	(.007)	–
Total distributions	(.071)	(.055)
Net asset value, end of period	$9.93	$9.95
Total ReturnC,D	.51%	.05%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G	.35%G
Expenses net of fee waivers, if any	.35%G	.35%G
Expenses net of all reductions	.35%G	.35%G
Net investment income (loss)	1.39%G	1.31%G
Supplemental Data
Net assets, end of period (000 omitted)	$766,679	$833,073
Portfolio turnover rateH	27%G	63%I,J

 A For the period March 27, 2015 (commencement of operations) to August 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016

1. Organization.

Fidelity Series Short-Term Credit Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Short-Term Credit and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$2,809,381
Gross unrealized depreciation	(13,172,285)
Net unrealized appreciation (depreciation) on securities	$(10,362,904)
Tax cost	$1,529,405,735

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $113,825,166 and $159,496,728, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives transfer agent fees at an annual rate of .10% of average net assets for Series Short Term Credit. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

Amount
Series Short-Term Credit	$371,127

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $104.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015(a)
From net investment income
Series Short-Term Credit	$4,374,349	$4,252,797
Class F	5,197,839	5,097,192
Total	$9,572,188	$9,349,989
From net realized gain
Series Short-Term Credit	$521,811	$–
Class F	576,272	–
Total	$1,098,083	$–

 (a) For the period March 27, 2015 (commencement of operations) to August 31, 2015.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015A	Six months ended February 29, 2016	Year ended August 31, 2015A
Series Short-Term Credit
Shares sold	14,527,405	115,081,727B	$144,391,059	$1,150,647,404B
Reinvestment of distributions	492,429	426,112	4,896,153	4,252,791
Shares redeemed	(16,457,432)	(38,275,533)	(163,642,092)	(382,779,727)
Net increase (decrease)	(1,437,598)	77,232,306	$(14,354,880)	$772,120,468
Class F
Shares sold	15,418,273	129,630,293B	$153,278,132	$1,296,088,170B
Reinvestment of distributions	580,740	510,699	5,774,111	5,097,192
Shares redeemed	(22,556,912)	(46,410,463)	(224,187,273)	(464,065,388)
Net increase (decrease)	(6,557,899)	83,730,529	$(65,135,030)	$837,119,974

 A For the period March 27, 2015 (commencement of operations) to August 31, 2015.

 B Amount includes in-kind exchanges.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Series Short-Term Credit	.45%
Actual		$1,000.00	$1,004.60	$2.24
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class F	.35%
Actual		$1,000.00	$1,005.10	$1.74
Hypothetical-C		$1,000.00	$1,023.12	$1.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

SS1-SANN-0416
1.9863240.100

Fidelity® Short-Term Bond Fund Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	27.1%
AAA	21.5%
AA	3.9%
A	20.4%
BBB	23.7%
BB and Below	2.2%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	0.9%

As of August 31, 2015
U.S. Government and U.S. Government Agency Obligations	25.1%
AAA	24.3%
AA	4.3%
A	21.4%
BBB	21.5%
BB and Below	2.7%
Not Rated	0.2%
Short-Term Investments and Net Other Assets	0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	1.8	2.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	1.8	1.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016*,**
Corporate Bonds	47.1%
U.S. Government and U.S. Government Agency Obligations	27.1%
Asset-Backed Securities	14.9%
CMOs and Other Mortgage Related Securities	7.3%
Municipal Bonds	0.2%
Other Investments	2.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 13.6%

 ** Futures and Swaps - 0.0%

As of August 31, 2015*,**
Corporate Bonds	45.9%
U.S. Government and U.S. Government Agency Obligations	25.1%
Asset-Backed Securities	15.2%
CMOs and Other Mortgage Related Securities	10.9%
Other Investments	2.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 15.1%

 ** Futures and Swaps - 0.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments February 29, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 47.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.8%
Automobiles - 1.7%
American Honda Finance Corp.:
0.95% 5/5/17	$10,565	$10,530
1.7% 2/22/19	5,397	5,405
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	11,809	11,734
1.45% 8/1/16 (a)	4,107	4,108
1.65% 3/2/18 (a)	6,953	6,884
1.65% 5/18/18 (a)	10,000	9,874
General Motors Financial Co., Inc.:
2.4% 4/10/18	12,000	11,789
4.2% 3/1/21	5,000	5,008
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	10,916	10,725
1.65% 5/22/18 (a)	5,300	5,139
Volkswagen International Finance NV:
1.6% 11/20/17 (a)	6,354	6,225
2.375% 3/22/17 (a)	5,868	5,865
		93,286
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.1% 12/7/18	2,229	2,258
Media - 1.1%
CBS Corp. 2.3% 8/15/19	2,200	2,211
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (a)	5,280	5,293
COX Communications, Inc. 6.25% 6/1/18 (a)	1,399	1,498
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 2.4% 3/15/17	10,429	10,532
Thomson Reuters Corp. 0.875% 5/23/16	3,051	3,048
Time Warner Cable, Inc. 5.85% 5/1/17	14,418	14,972
Time Warner, Inc. 6.875% 6/15/18	8,000	8,860
Viacom, Inc. 2.2% 4/1/19	6,953	6,823
Walt Disney Co. 1.1% 12/1/17	5,295	5,299
		58,536

TOTAL CONSUMER DISCRETIONARY		154,080

CONSUMER STAPLES - 3.6%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	23,009	23,227
2.65% 2/1/21	11,118	11,316
Heineken NV 1.4% 10/1/17 (a)	3,112	3,111
SABMiller Holdings, Inc. 2.45% 1/15/17 (a)	13,054	13,157
		50,811
Food & Staples Retailing - 0.1%
CVS Health Corp. 1.9% 7/20/18	4,880	4,900
Walgreens Boots Alliance, Inc. 1.75% 11/17/17	1,339	1,337
		6,237
Food Products - 0.6%
General Mills, Inc.:
1.4% 10/20/17	7,196	7,198
5.7% 2/15/17	5,000	5,217
H.J. Heinz Co. 1.6% 6/30/17 (a)	8,000	7,991
The J.M. Smucker Co. 1.75% 3/15/18	3,523	3,512
Tyson Foods, Inc. 2.65% 8/15/19	5,639	5,715
William Wrigley Jr. Co. 1.4% 10/21/16 (a)	3,673	3,674
		33,307
Tobacco - 1.9%
BAT International Finance PLC:
1.85% 6/15/18 (a)	24,000	24,099
2.75% 6/15/20 (a)	10,510	10,734
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	5,734	5,729
2.05% 7/20/18 (a)	23,710	23,596
Philip Morris International, Inc.:
1.25% 8/11/17	8,983	9,004
1.375% 2/25/19	13,998	13,951
Reynolds American, Inc.:
2.3% 6/12/18	2,339	2,364
3.25% 6/12/20	3,863	4,017
6.75% 6/15/17	8,181	8,782
		102,276

TOTAL CONSUMER STAPLES		192,631

ENERGY - 4.3%
Energy Equipment & Services - 0.2%
Nabors Industries, Inc. 2.35% 9/15/16	3,152	3,120
Noble Holding International Ltd. 4% 3/16/18	389	311
Petrofac Ltd. 3.4% 10/10/18 (a)	10,787	9,149
		12,580
Oil, Gas & Consumable Fuels - 4.1%
BG Energy Capital PLC 2.875% 10/15/16 (a)	6,229	6,261
BP Capital Markets PLC:
1.375% 5/10/18	6,265	6,140
1.846% 5/5/17	6,953	6,958
2.248% 11/1/16	6,334	6,367
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,135	1,951
Columbia Pipeline Group, Inc. 2.45% 6/1/18 (a)	7,043	6,757
ConocoPhillips Co. 1.5% 5/15/18	13,874	13,245
DCP Midstream Operating LP 2.7% 4/1/19	544	446
Enbridge, Inc.:
0.8662% 6/2/17 (b)	9,732	9,301
1.2622% 10/1/16 (b)	12,515	12,395
Enterprise Products Operating LP:
1.65% 5/7/18	7,986	7,716
2.55% 10/15/19	1,089	1,054
Exxon Mobil Corp. 1.6% 3/1/19	15,000	15,000
Kinder Morgan, Inc.:
2% 12/1/17	1,900	1,815
3.05% 12/1/19	6,665	6,153
Marathon Petroleum Corp.:
2.7% 12/14/18	1,254	1,215
3.5% 3/1/16	8,263	8,263
Petro-Canada 6.05% 5/15/18	6,953	7,113
Petrobras Global Finance BV:
2% 5/20/16	16,234	16,177
3.25% 3/17/17	6,953	6,737
Petroleos Mexicanos:
3.125% 1/23/19	924	898
5.5% 2/4/19 (a)	5,500	5,687
Phillips 66 Co. 2.95% 5/1/17	2,781	2,816
Schlumberger Investment SA 1.25% 8/1/17 (a)	9,133	8,977
Shell International Finance BV 2.125% 5/11/20	7,883	7,677
Southwestern Energy Co. 3.3% 1/23/18	2,006	1,444
Spectra Energy Partners, LP 2.95% 6/15/16	2,869	2,872
Total Capital International SA 1% 1/10/17	17,416	17,348
TransCanada PipeLines Ltd.:
1.2831% 6/30/16 (b)	14,114	14,085
1.625% 11/9/17	5,000	4,912
1.875% 1/12/18	10,839	10,632
3.125% 1/15/19	4,773	4,803
		223,215

TOTAL ENERGY		235,795

FINANCIALS - 23.7%
Banks - 13.6%
ABN AMRO Bank NV 1.4211% 10/28/16 (a)(b)	10,429	10,445
Australia & New Zealand Banking Group Ltd.:
1.25% 1/10/17	8,587	8,596
1.875% 10/6/17	3,477	3,498
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (a)	6,393	6,377
Bank of America Corp.:
2% 1/11/18	11,269	11,229
2.6% 1/15/19	15,519	15,592
3.875% 3/22/17	10,429	10,668
Bank of Montreal 1.4% 4/10/18	6,000	5,969
Bank of Nova Scotia 1.375% 12/18/17	5,796	5,781
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.45% 9/8/17 (a)	10,429	10,388
1.55% 9/9/16 (a)	6,967	6,976
1.7% 3/5/18 (a)	17,382	17,283
Barclays PLC:
2% 3/16/18	5,150	5,050
2.75% 11/8/19	12,000	11,784
3.25% 1/12/21	5,930	5,717
BNP Paribas 2.375% 9/14/17	12,744	12,865
BPCE SA 1.625% 2/10/17	6,953	6,945
Capital One NA 2.35% 8/17/18	10,500	10,451
Citigroup, Inc.:
0.747% 6/9/16 (b)	4,867	4,859
1.3% 11/15/16	9,531	9,528
1.55% 8/14/17	27,810	27,661
1.5786% 7/25/16 (b)	2,830	2,834
1.7% 4/27/18	5,000	4,947
1.85% 11/24/17	6,953	6,931
2.15% 7/30/18	5,000	4,982
2.5% 9/26/18	11,000	11,071
2.5% 7/29/19	5,562	5,575
Citizens Bank NA:
1.6% 12/4/17	10,429	10,312
2.3% 12/3/18	4,160	4,165
Commonwealth Bank of Australia 1.125% 3/13/17	11,166	11,153
Credit Suisse New York Branch:
1.1246% 5/26/17 (b)	6,953	6,915
1.375% 5/26/17	21,414	21,266
1.75% 1/29/18	13,905	13,819
Discover Bank:
2% 2/21/18	14,190	14,019
2.6% 11/13/18	5,000	4,995
Fifth Third Bancorp 4.5% 6/1/18	4,867	5,122
Fifth Third Bank 2.15% 8/20/18	6,425	6,452
HSBC Bank PLC 1.5% 5/15/18 (a)	6,230	6,192
HSBC U.S.A., Inc.:
1.7% 3/5/18	6,953	6,901
2.625% 9/24/18	5,562	5,594
Huntington National Bank 2% 6/30/18	10,530	10,477
ING Bank NV 1.8% 3/16/18 (a)	5,562	5,552
Intesa Sanpaolo SpA:
2.375% 1/13/17	23,397	23,471
3.875% 1/16/18	7,000	7,099
JPMorgan Chase & Co.:
1.35% 2/15/17	39,004	39,015
2.2% 10/22/19	3,329	3,327
2.35% 1/28/19	2,485	2,510
KeyBank NA 1.7% 6/1/18	7,948	7,925
La Caisse Centrale 1.75% 1/29/18 (a)	6,953	6,903
Lloyds Bank PLC 1.75% 3/16/18	5,945	5,917
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	10,590	10,683
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (a)	7,940	7,894
Mizuho Bank Ltd.:
1.0531% 9/25/17 (a)(b)	10,429	10,387
1.55% 10/17/17 (a)	17,983	17,874
MUFG Americas Holdings Corp. 1.625% 2/9/18	1,552	1,541
MUFG Union Bank NA 1.5% 9/26/16	4,128	4,137
Nordea Bank AB 1.875% 9/17/18 (a)	10,000	9,993
PNC Bank NA:
1.5% 2/23/18	6,953	6,934
1.8% 11/5/18	10,000	10,000
Regions Financial Corp.:
2% 5/15/18	10,937	10,840
3.2% 2/8/21	5,000	4,976
Royal Bank of Canada:
1.2% 1/23/17	6,933	6,939
1.5% 1/16/18	11,875	11,858
2.2% 7/27/18	6,258	6,327
Royal Bank of Scotland Group PLC 1.5431% 3/31/17 (b)	29,971	29,876
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	13,905	13,895
1.75% 1/16/18	6,953	6,927
1.8% 7/18/17	9,178	9,190
2.05% 1/18/19	14,150	14,143
SunTrust Banks, Inc. 3.5% 1/20/17	7,094	7,214
Wells Fargo & Co. 1.5% 1/16/18	13,905	13,881
Wells Fargo Bank NA 0.8282% 5/16/16 (b)	7,659	7,660
Westpac Banking Corp.:
1.2% 5/19/17	17,382	17,343
1.5% 12/1/17	10,429	10,431
2% 8/14/17	10,819	10,903
		734,949
Capital Markets - 3.4%
Deutsche Bank AG London Branch 1.4% 2/13/17	24,334	24,177
Goldman Sachs Group, Inc.:
1.2882% 5/22/17 (b)	10,000	9,980
1.748% 9/15/17	19,963	19,948
2.375% 1/22/18	11,882	11,954
2.625% 1/31/19	16,953	17,082
JPMorgan Chase & Co. 1.7% 3/1/18	24,334	24,251
Lazard Group LLC 6.85% 6/15/17	205	216
Morgan Stanley:
1.875% 1/5/18	13,953	13,918
2.375% 7/23/19	5,030	5,019
2.45% 2/1/19	10,000	10,041
2.5% 1/24/19	13,000	13,067
5.45% 1/9/17	11,124	11,490
UBS AG Stamford Branch:
1.375% 6/1/17	3,960	3,950
1.375% 8/14/17	10,805	10,765
1.8% 3/26/18	7,793	7,797
		183,655
Consumer Finance - 2.2%
American Express Credit Corp.:
1.125% 6/5/17	14,114	14,055
2.8% 9/19/16	3,808	3,846
American Honda Finance Corp. 1.5% 9/11/17 (a)	3,585	3,590
Discover Financial Services 6.45% 6/12/17	16,591	17,399
Ford Motor Credit Co. LLC:
1.461% 3/27/17	5,562	5,524
1.684% 9/8/17	10,582	10,427
2.145% 1/9/18	6,953	6,917
2.24% 6/15/18	5,996	5,909
3% 6/12/17	19,307	19,469
Hyundai Capital America:
1.45% 2/6/17 (a)	7,209	7,185
2% 3/19/18 (a)	6,953	6,922
2.125% 10/2/17 (a)	7,941	7,947
John Deere Capital Corp. 1.6% 7/13/18	1,859	1,861
Synchrony Financial:
1.875% 8/15/17	1,289	1,275
2.6% 1/15/19	10,220	10,135
		122,461
Diversified Financial Services - 0.8%
AIG Global Funding 1.65% 12/15/17 (a)	6,953	6,936
Berkshire Hathaway Finance Corp.:
0.9211% 1/12/18 (b)	6,953	6,950
1.6% 5/15/17	6,953	7,005
Berkshire Hathaway, Inc. 1.55% 2/9/18	6,071	6,115
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,297	4,353
2.75% 12/1/20	1,853	1,884
McGraw Hill Financial, Inc. 2.5% 8/15/18	3,262	3,278
Moody's Corp. 2.75% 7/15/19	7,043	7,178
		43,699
Insurance - 2.3%
ACE INA Holdings, Inc. 2.3% 11/3/20	3,571	3,592
AFLAC, Inc. 2.4% 3/16/20	12,291	12,417
American International Group, Inc.:
2.3% 7/16/19	12,995	12,889
5.85% 1/16/18	6,539	6,972
Aon Corp. 5% 9/30/20	4,968	5,481
Assurant, Inc. 2.5% 3/15/18	6,953	6,956
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	6,393	6,539
MetLife, Inc.:
1.756% 12/15/17 (b)	2,606	2,607
1.903% 12/15/17 (b)	1,118	1,118
Metropolitan Life Global Funding I:
1.3% 4/10/17 (a)	10,429	10,430
1.5% 1/10/18 (a)	13,857	13,760
New York Life Global Funding 1.55% 11/2/18 (a)	10,650	10,609
Pricoa Global Funding I:
1.15% 11/25/16 (a)	4,193	4,191
1.9% 9/21/18 (a)	5,000	4,988
Principal Life Global Funding II 2.25% 10/15/18 (a)	10,070	10,181
Prudential Financial, Inc. 2.3% 8/15/18	5,774	5,789
Symetra Financial Corp. 6.125% 4/1/16 (a)	2,979	2,990
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	1,504	1,512
		123,021
Real Estate Investment Trusts - 0.7%
Boston Properties, Inc. 3.7% 11/15/18	8,825	9,144
DDR Corp. 9.625% 3/15/16	1,821	1,826
ERP Operating LP 2.375% 7/1/19	6,575	6,606
Health Care Property Investors, Inc. 6% 1/30/17	8,202	8,495
Health Care REIT, Inc.:
2.25% 3/15/18	2,467	2,461
4.7% 9/15/17	5,857	6,100
Select Income REIT 2.85% 2/1/18	2,492	2,484
		37,116
Real Estate Management & Development - 0.7%
Brandywine Operating Partnership LP 6% 4/1/16	10,114	10,148
Essex Portfolio LP 5.5% 3/15/17	5,190	5,384
Mack-Cali Realty LP 2.5% 12/15/17	4,214	4,175
Ventas Realty LP:
1.25% 4/17/17	2,663	2,641
1.55% 9/26/16	2,618	2,619
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	3,769	3,750
Washington Prime Group LP 3.85% 4/1/20	8,149	8,397
		37,114

TOTAL FINANCIALS		1,282,015

HEALTH CARE - 3.3%
Biotechnology - 1.0%
AbbVie, Inc.:
1.75% 11/6/17	10,200	10,194
1.8% 5/14/18	13,720	13,681
2.5% 5/14/20	8,000	7,995
Amgen, Inc.:
1.25% 5/22/17	10,916	10,893
2.2% 5/22/19	8,204	8,310
Celgene Corp. 2.125% 8/15/18	4,784	4,806
		55,879
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 1.8% 12/15/17	7,045	7,054
Medtronic, Inc. 1.5% 3/15/18	8,483	8,503
Zimmer Biomet Holdings, Inc. 2% 4/1/18	10,317	10,272
		25,829
Health Care Providers & Services - 0.6%
Cardinal Health, Inc. 1.95% 6/15/18	1,536	1,537
Express Scripts Holding Co. 1.25% 6/2/17	13,725	13,654
UnitedHealth Group, Inc.:
1.7% 2/15/19	4,193	4,196
1.9% 7/16/18	9,338	9,425
WellPoint, Inc. 1.875% 1/15/18	3,160	3,153
		31,965
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,639	1,633
2.15% 12/14/18	2,650	2,651
		4,284
Pharmaceuticals - 1.1%
Actavis Funding SCS:
1.582% 3/12/18 (b)	13,905	13,945
2.35% 3/12/18	13,905	13,989
3% 3/12/20	4,517	4,595
Bayer U.S. Finance LLC:
1.5% 10/6/17 (a)	11,490	11,511
2.375% 10/8/19 (a)	6,535	6,628
Mylan, Inc. 1.35% 11/29/16	1,940	1,927
Perrigo Co. PLC 1.3% 11/8/16	1,638	1,629
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,042	2,044
Zoetis, Inc.:
1.875% 2/1/18	940	930
3.45% 11/13/20	1,485	1,513
		58,711

TOTAL HEALTH CARE		176,668

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.4%
L-3 Communications Corp. 1.5% 5/28/17	5,013	4,946
Lockheed Martin Corp. 1.85% 11/23/18	14,522	14,615
		19,561
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	11	12
Industrial Conglomerates - 0.3%
Danaher Corp. 1.65% 9/15/18	12,080	12,151
Roper Technologies, Inc. 2.05% 10/1/18	5,000	4,975
		17,126
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	2,733	2,668
2.625% 9/4/18	5,039	4,889
		7,557

TOTAL INDUSTRIALS		44,256

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.65% 6/15/18	10,400	10,474
Electronic Equipment & Components - 0.7%
Amphenol Corp. 1.55% 9/15/17	9,409	9,384
Tyco Electronics Group SA:
2.375% 12/17/18	1,203	1,208
6.55% 10/1/17	22,961	24,653
		35,245
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	8,554	8,702
3.65% 8/22/18	3,229	3,297
		11,999
Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.:
2.3527% 10/5/17 (a)(b)	13,030	13,052
2.85% 10/5/18 (a)	14,730	14,735
		27,787

TOTAL INFORMATION TECHNOLOGY		85,505

MATERIALS - 1.0%
Chemicals - 0.6%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	15,080	14,818
Ecolab, Inc.:
1.45% 12/8/17	3,216	3,200
1.55% 1/12/18	10,492	10,447
Sherwin-Williams Co. 1.35% 12/15/17	5,980	5,970
		34,435
Metals & Mining - 0.4%
Anglo American Capital PLC 1.572% 4/15/16 (a)(b)	6,350	6,258
Freeport-McMoRan, Inc. 2.3% 11/14/17	3,449	3,156
Rio Tinto Finance (U.S.A.) PLC:
1.3658% 6/17/16 (b)	4,867	4,853
1.625% 8/21/17	6,049	5,926
		20,193

TOTAL MATERIALS		54,628

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.:
1.4% 12/1/17	5,980	5,951
2.45% 6/30/20	5,486	5,464
2.95% 5/15/16	11,521	11,565
BellSouth Corp. 4.821% 4/26/16 (a)(b)	8,500	8,551
British Telecommunications PLC:
1.25% 2/14/17	12,690	12,674
1.625% 6/28/16	9,608	9,624
2.35% 2/14/19	5,701	5,755
CenturyLink, Inc. 5.15% 6/15/17	7,745	7,939
Deutsche Telekom International Financial BV 3.125% 4/11/16 (a)	6,007	6,019
Verizon Communications, Inc.:
2% 11/1/16	12,568	12,638
2.5% 9/15/16	19,918	20,072
		106,252
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
1.502% 9/12/16 (b)	7,161	7,162
2.375% 9/8/16	8,389	8,425
Vodafone Group PLC 1.5% 2/19/18	5,562	5,509
		21,096

TOTAL TELECOMMUNICATION SERVICES		127,348

UTILITIES - 3.7%
Electric Utilities - 2.1%
American Electric Power Co., Inc. 1.65% 12/15/17	8,606	8,547
Cleveland Electric Illuminating Co. 5.7% 4/1/17	2,639	2,725
Duke Energy Corp.:
0.9922% 4/3/17 (b)	16,825	16,702
1.625% 8/15/17	3,436	3,433
2.1% 6/15/18	10,853	10,876
Eversource Energy 1.45% 5/1/18	1,658	1,638
Exelon Corp.:
1.55% 6/9/17	1,035	1,030
2.85% 6/15/20	1,524	1,537
FirstEnergy Corp. 2.75% 3/15/18	18,853	19,045
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	10,054	10,037
Pacific Gas & Electric Co. 5.625% 11/30/17	9,614	10,256
TECO Finance, Inc.:
1.2169% 4/10/18 (b)	10,800	10,647
4% 3/15/16	2,677	2,679
Xcel Energy, Inc. 0.75% 5/9/16	13,905	13,897
		113,049
Independent Power and Renewable Electricity Producers - 0.2%
Southern Power Co.:
1.5% 6/1/18	7,838	7,716
1.85% 12/1/17	2,118	2,118
		9,834
Multi-Utilities - 1.4%
Berkshire Hathaway Energy Co. 1.1% 5/15/17	19,433	19,377
Dominion Resources, Inc.:
1.4% 9/15/17	3,761	3,737
1.9% 6/15/18	8,442	8,398
1.95% 8/15/16	4,155	4,165
2.5% 12/1/19	9,562	9,635
2.9031% 9/30/66 (b)	5,292	3,556
Sempra Energy 2.3% 4/1/17	17,962	18,079
Wisconsin Energy Corp. 1.65% 6/15/18	10,003	9,985
		76,932

TOTAL UTILITIES		199,815

TOTAL NONCONVERTIBLE BONDS
(Cost $2,563,971)		2,552,741

U.S. Government and Government Agency Obligations - 24.0%
U.S. Government Agency Obligations - 1.8%
Fannie Mae 1% 2/26/19	100,000	99,877
U.S. Treasury Obligations - 22.2%
U.S. Treasury Notes:
0.5% 7/31/17 (c)	$210,479	$209,681
0.75% 2/15/19 (d)	458,947	456,824
0.875% 10/15/17	130,811	130,980
1% 5/15/18	163,484	164,078
1.125% 1/15/19	91,826	92,403
1.375% 2/28/19	72,189	73,133
1.375% 3/31/20	75,000	75,665

TOTAL U.S. TREASURY OBLIGATIONS		1,202,764

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,301,481)		1,302,641

U.S. Government Agency - Mortgage Securities - 2.4%
Fannie Mae - 1.7%
2.33% 2/1/40 (b)	2,055	2,164
2.388% 2/1/35 (b)	916	960
2.406% 11/1/34 (b)	540	565
2.409% 10/1/35 (b)	3,571	3,740
2.435% 2/1/40 (b)	610	645
2.45% 11/1/36 (b)	1,209	1,272
2.457% 2/1/44 (b)	751	773
2.467% 5/1/35 (b)	906	955
2.468% 1/1/40 (b)	1,195	1,257
2.471% 3/1/40 (b)	914	966
2.489% 12/1/33 (b)	430	454
2.501% 4/1/44 (b)	1,260	1,297
2.51% 7/1/35 (b)	831	877
2.523% 10/1/41 (b)	1,888	1,997
2.524% 2/1/44 (b)	739	761
2.541% 1/1/40 (b)	2,122	2,238
2.543% 1/1/44 (b)	1,227	1,265
2.557% 3/1/40 (b)	801	845
2.557% 6/1/42 (b)	654	674
2.592% 5/1/44 (b)	1,432	1,473
2.595% 4/1/35 (b)	1,438	1,514
2.628% 5/1/44 (b)	1,986	2,047
2.636% 11/1/34 (b)	3,831	4,058
2.674% 12/1/34 (b)	481	509
2.68% 9/1/41 (b)	2,834	3,000
2.685% 12/1/39 (b)	315	333
2.686% 4/1/44 (b)	3,058	3,154
2.689% 2/1/42 (b)	3,812	3,963
2.761% 1/1/42 (b)	3,289	3,422
2.951% 11/1/40 (b)	400	415
2.965% 8/1/41 (b)	498	521
2.98% 9/1/41 (b)	477	499
2.991% 10/1/41 (b)	208	217
3.249% 7/1/41 (b)	675	705
3.347% 10/1/41 (b)	372	391
3.5% 1/1/26 to 9/1/29	22,309	23,759
3.553% 7/1/41 (b)	839	882
5.5% 10/1/17 to 11/1/34	12,604	14,129
6.5% 5/1/17 to 8/1/17	43	44
7% 7/1/16 to 11/1/18	15	15
7.5% 11/1/31	2	2

TOTAL FANNIE MAE		88,757

Freddie Mac - 0.7%
2.362% 10/1/42 (b)	3,529	3,726
2.413% 4/1/40 (b)	714	753
2.463% 11/1/35 (b)	597	625
2.53% 4/1/40 (b)	651	687
2.535% 2/1/40 (b)	1,010	1,066
2.576% 8/1/36 (b)	396	417
2.977% 8/1/41 (b)	1,381	1,464
3% 8/1/21	3,647	3,808
3.122% 9/1/41 (b)	879	925
3.208% 9/1/41 (b)	459	480
3.216% 4/1/41 (b)	510	533
3.297% 6/1/41 (b)	553	578
3.451% 5/1/41 (b)	388	404
3.5% 8/1/26	12,290	13,058
3.626% 6/1/41 (b)	762	799
3.706% 5/1/41 (b)	627	658
4% 9/1/25 to 4/1/26	4,381	4,697
4.5% 8/1/18 to 11/1/18	2,564	2,647
5% 4/1/20	1,157	1,203
8.5% 5/1/27 to 7/1/28	114	139

TOTAL FREDDIE MAC		38,667

Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	735	874
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $126,338)		128,298

Asset-Backed Securities - 14.9%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$784	$756
Series 2005-1 Class M1, 1.1266% 4/25/35 (b)	311	278
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 2.0765% 3/25/34 (b)	45	42
Series 2006-OP1 Class M1, 0.7065% 4/25/36 (b)	5,562	2,051
Ally Auto Receivables Trust:
Series 2014-SN1 Class A3, 0.75% 2/21/17	4,044	4,042
Series 2015-1 Class A3, 1.39% 9/16/19	7,378	7,390
Series 2015-SN1 Class A3, 1.21% 12/20/17	3,583	3,582
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	3,525	3,532
Series 2012-5 Class A, 1.54% 9/15/19	16,078	16,082
Series 2014-1 Class A2, 1.29% 1/15/19	5,000	4,993
Series 2014-3 Class A, 1.33% 3/15/19	25,279	25,268
Series 2014-4 Class A2, 1.43% 6/17/19	10,394	10,389
Series 2014-5 Class A2, 1.6% 10/15/19	20,858	20,871
Series 2015-3 Class A, 1.63% 5/15/20	10,590	10,589
American Express Credit Account Master Trust:
Series 2014-2 Class A, 1.26% 1/15/20	10,945	10,973
Series 2014-3 Class A, 1.49% 4/15/20	13,905	13,978
Series 2014-4 Class A, 1.43% 6/15/20	2,600	2,611
AmeriCredit Automobile Receivables Trust:
Series 2013-5 Class A3, 0.9% 9/10/18	4,275	4,270
Series 2014-1 Class A3, 0.9% 2/8/19	3,772	3,765
Series 2014-2 Class A3, 0.94% 2/8/19	10,902	10,882
Series 2014-4 Class A3, 1.27% 7/8/19	2,597	2,591
Series 2015-2 Class A3, 1.27% 1/8/20	8,000	7,954
Series 2016-1 Class A3, 2.14% 10/8/20	5,482	5,501
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1.2608% 4/25/34 (b)	42	31
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2158% 3/25/34 (b)	263	233
Series 2004-W7 Class M1, 1.2608% 5/25/34 (b)	153	140
Series 2006-W4 Class A2C, 0.5958% 5/25/36 (b)	535	190
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.8058% 3/25/36 (b)	4	1
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	10,711	10,736
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	1,931	1,931
Series 2014-3 Class A2, 1.18% 12/20/17	8,109	8,105
Series 2015-1 Class A2, 1.42% 6/20/18	6,953	6,959
Series 2015-2 Class A2, 1.39% 9/20/18	5,488	5,492
Capital One Multi-Asset Execution Trust:
Series 2014-A5 Class A, 1.48% 7/15/20	13,314	13,374
Series 2015-A1 Class A, 1.39% 1/15/21	15,180	15,237
Carmax Auto Owner Trust:
Series 2015-1 Class A3, 1.38% 11/15/19	5,237	5,245
Series 2015-3 Class A3, 1.63% 5/15/20	5,000	5,025
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5758% 12/25/36 (b)	844	574
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (a)	1,255	1,253
Chase Issuance Trust:
Series 2014-A7 Class A, 1.38% 11/15/19	13,063	13,118
Series 2015-A2, Class A, 1.59% 2/18/20	8,252	8,308
Series 2015-A7 Class A7, 1.62% 7/15/20	10,463	10,545
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (a)	14,350	14,317
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (a)	4,909	4,909
Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	7,766	7,740
Citibank Credit Card Issuance Trust:
Series 2014-A2 Class A2, 1.02% 2/22/19	11,159	11,158
Series 2014-A4 Class A4, 1.23% 4/24/19	10,881	10,902
Series 2014-A8 Class A8, 1.73% 4/9/20	13,905	14,034
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.9358% 7/25/34 (b)	210	170
Series 2004-3 Class M4, 1.8908% 4/25/34 (b)	30	26
Series 2004-4 Class M2, 1.2308% 6/25/34 (b)	46	42
Dell Equipment Finance Trust:
Series 2014-1 Class A3, 0.94% 6/22/20 (a)	4,347	4,345
Series 2015-1 Class A3, 1.3% 3/23/20 (a)	5,000	4,980
Series 2015-2 Class A2A, 1.42% 12/22/17 (a)	5,500	5,490
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	9,788	9,847
Series 2013-A5 Class A5, 1.04% 4/15/19	2,368	2,371
Series 2014-A5 Class A, 1.39% 4/15/20	10,429	10,469
Series 2015-A2 Class A, 1.9% 10/17/22	20,000	20,086
Series 2016-A1 Class A1, 2.1% 7/15/21	10,000	10,050
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (a)	3,927	3,914
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	11,816	11,754
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	9,625	9,561
Fannie Mae Series 2004-T5:
Class AB1, 0.6969% 5/28/35 (b)	439	405
Class AB3, 1.1189% 5/28/35 (b)	190	165
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6015% 8/25/34 (b)	196	185
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	11,650	11,622
Ford Credit Auto Lease Trust Series 2015-A Class A3, 1.13% 6/15/18	8,000	7,993
Ford Credit Auto Owner Trust Series 2015-C Class A3, 1.41% 2/15/20	7,723	7,751
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	7,294	7,325
Series 2012-5 Class A, 1.49% 9/15/19	34,154	34,217
Series 2014-1 Class A1, 1.2% 2/15/19	14,283	14,254
Series 2014-4 Class A1, 1.4% 8/15/19	26,845	26,863
Series 2015-1 Class A1, 1.42% 1/15/20	8,691	8,696
Series 2015-4 Class A1, 1.77% 8/15/20	8,300	8,308
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.8515% 11/25/34 (b)	285	30
Class M5, 1.9265% 11/25/34 (b)	82	1
Series 2005-A:
Class M3, 1.1615% 1/25/35 (b)	444	385
Class M4, 1.4465% 1/25/35 (b)	163	87
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0091% 2/25/47 (a)(b)	510	451
GE Business Loan Trust Series 2006-2A:
Class A, 0.6093% 11/15/34 (a)(b)	82	78
Class B, 0.7105% 11/15/34 (a)(b)	30	26
Class C, 0.8105% 11/15/34 (a)(b)	50	43
Class D, 1.1805% 11/15/34 (a)(b)	19	16
GE Equipment Small Ticket LLC Series 2013-1A Class A3, 1.02% 2/24/17 (a)	995	995
GM Financial Automobile Leasing Trust:
Series 2014-1A Class A3, 1.01% 5/22/17 (a)	6,849	6,847
Series 2014-2A Class A3, 1.22% 1/22/18 (a)	10,790	10,790
Series 2015-1 Class A3, 1.53% 9/20/18	9,034	9,092
Series 2015-2 Class A3, 1.68% 12/20/18	7,804	7,827
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (a)	14,353	14,320
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.7558% 8/25/33 (b)	44	40
Series 2003-5 Class A2, 1.1358% 12/25/33 (b)	142	132
Series 2004-1 Class M2, 2.1358% 6/25/34 (b)	172	150
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6165% 1/25/37 (b)	627	402
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A3, 0.98% 11/15/17 (a)	13,502	13,495
Series 2015-A Class A3, 1.42% 9/17/18 (a)	9,338	9,354
Series 2015-B Class A3, 1.4% 11/15/18 (a)	11,293	11,297
Hyundai Auto Receivables Trust Series 2015-C Class A3, 1.46% 2/18/20	7,601	7,628
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.7805% 5/15/18 (a)(b)	11,309	11,302
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.7216% 7/25/36 (b)	42	19
Series 2007-CH1 Class AV4, 0.5658% 11/25/36 (b)	22	22
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9331% 12/27/29 (b)	39	39
Series 2006-A Class 2C, 1.7531% 3/27/42 (b)	359	184
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.5858% 7/25/36 (b)	5,429	2,568
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7265% 5/25/37 (b)	211	7
Mercedes Benz Auto Lease Trust Series 2015-B Class A3, 1.34% 7/16/18	5,500	5,504
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	12,088	12,091
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.1858% 7/25/34 (b)	19	16
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4015% 7/25/34 (b)	37	35
Series 2006-FM1 Class A2B, 0.5458% 4/25/37 (b)	52	51
Series 2006-OPT1 Class A1A, 0.9465% 6/25/35 (b)	487	466
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.1158% 8/25/34 (b)	255	222
Series 2005-NC1 Class M1, 1.0958% 1/25/35 (b)	115	102
Series 2005-NC2 Class B1, 2.1908% 3/25/35 (b)	78	2
Series 2006-NC4 Class A2D, 0.6758% 6/25/36 (b)	4,961	3,205
Nationstar HECM Loan Trust Series 2016-1A Class A, 3.1294% 2/25/26 (a)	7,000	7,000
Nissan Auto Lease Trust Series 2014-A Class A3, 0.8% 2/15/17	4,722	4,721
Nissan Auto Receivables Owner Trust:
Series 2015-C Class A3, 1.37% 5/15/20	7,593	7,616
Series 2016-A Class A3, 1.34% 10/15/20	5,824	5,825
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	10,429	10,436
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0732% 10/30/45 (b)	1,227	1,156
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3015% 9/25/34 (b)	2,300	2,095
Class M4, 2.6015% 9/25/34 (b)	320	216
Series 2005-WCH1 Class M4, 1.6715% 1/25/36 (b)	691	607
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2265% 4/25/33 (b)	2	2
Santander Drive Auto Receivables Trust:
Series 2014-3 Class A3, 0.81% 7/16/18	4,725	4,722
Series 2014-4 Class B, 1.82% 5/15/19	5,080	5,082
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2308% 3/25/35 (b)	339	312
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 1.092% 6/15/33 (b)	650	613
Class C, 1.462% 6/15/33 (b)	1,779	1,734
Series 2004-B:
Class A2, 0.712% 6/15/21 (b)	1,064	1,056
Class C, 1.382% 9/15/33 (b)	2,020	1,900
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.1608% 9/25/34 (b)	28	23
Synchrony Credit Card Master Note Trust:
Series 2015-2 Class A, 1.6% 4/15/21	10,500	10,527
Series 2015-3 class A, 1.74% 9/15/21	10,000	9,999
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2865% 9/25/34 (b)	268	226
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (a)(b)	272	133
Volkswagen Auto Lease Trust:
Series 2014-A Class A3, 0.8% 4/20/17	5,002	4,991
Series 2015-A Class A3, 1.25% 12/20/17	4,315	4,287
Volkswagen Auto Loan Enhanced Trust Series 2014-1 Class A3, 0.91% 10/22/18	6,828	6,792
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	6,774	6,698
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	8,516	8,534
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	7,910	7,925
TOTAL ASSET-BACKED SECURITIES
(Cost $813,922)		807,385

Collateralized Mortgage Obligations - 0.8%
Private Sponsor - 0.2%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.6868% 4/26/36 (a)(b)	1,516	1,482
Credit Suisse Mortgage Trust:
Series 2011-17R Class 2A1, 3.4% 12/27/37 (a)(b)	322	322
Series 2012-2R Class 1A1, 2.7362% 5/27/35 (a)(b)	2,971	3,048
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6365% 5/25/47 (b)	228	209
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6058% 2/25/37 (b)	288	255
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	4,678	4,676
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.7735% 6/10/35 (a)(b)	106	95
Class B6, 3.2735% 6/10/35 (a)(b)	18	16
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (b)	10	10

TOTAL PRIVATE SPONSOR		10,113

U.S. Government Agency - 0.6%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	3,415	3,613
planned amortization class Series 2012-94 Class E, 3% 6/25/22	1,733	1,774
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	414	471
Series 2009-31 Class A, 4% 2/25/24	337	344
Freddie Mac:
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	50	51
Series 3820 Class DA, 4% 11/15/35	2,788	2,919
Series 3949 Class MK, 4.5% 10/15/34	2,119	2,297
Series 4221-CLS Class GA, 1.4% 7/15/23	9,863	9,788
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	9,603	9,805

TOTAL U.S. GOVERNMENT AGENCY		31,062

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $41,296)		41,175

Commercial Mortgage Securities - 7.2%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5885% 2/14/43 (b)(f)	717	5
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	3,038	3,044
Series 2006-4 Class A1A, 5.617% 7/10/46 (b)	9,602	9,669
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.5755% 5/15/32 (a)(b)	6,872	6,765
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.7108% 12/25/33 (a)(b)	19	17
Series 2005-4A:
Class A2, 0.8258% 1/25/36 (a)(b)	1,415	1,208
Class B1, 1.8358% 1/25/36 (a)(b)	54	37
Class M1, 0.8858% 1/25/36 (a)(b)	452	358
Class M2, 0.9058% 1/25/36 (a)(b)	147	113
Class M3, 0.9358% 1/25/36 (a)(b)	195	144
Class M4, 1.0458% 1/25/36 (a)(b)	108	78
Class M5, 1.0858% 1/25/36 (a)(b)	108	78
Class M6, 1.1358% 1/25/36 (a)(b)	110	80
Series 2006-3A Class M4, 0.8658% 10/25/36 (a)(b)	20	2
Series 2007-1 Class A2, 0.7058% 3/25/37 (a)(b)	838	709
Series 2007-2A:
Class A1, 0.7058% 7/25/37 (a)(b)	165	138
Class A2, 0.7558% 7/25/37 (a)(b)	154	122
Class M1, 0.8058% 7/25/37 (a)(b)	79	60
Class M2, 0.8458% 7/25/37 (a)(b)	44	31
Class M3, 0.9258% 7/25/37 (a)(b)	34	21
Series 2007-3:
Class A2, 0.7258% 7/25/37 (a)(b)	212	169
Class M1, 0.7458% 7/25/37 (a)(b)	160	120
Class M2, 0.7758% 7/25/37 (a)(b)	171	122
Class M3, 0.8058% 7/25/37 (a)(b)	278	136
Class M4, 0.9358% 7/25/37 (a)(b)	436	210
Class M5, 1.0358% 7/25/37 (a)(b)	205	43
Series 2007-4A:
Class A2, 0.9716% 9/25/37 (a)(b)	2,205	1,699
Class M1, 1.3716% 9/25/37 (a)(b)	230	57
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(f)	14,055	0
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	8,354	8,434
Series 2006-PW14 Class A1A, 5.189% 12/11/38	3,416	3,473
Series 2006-T22 Class A1A, 5.8216% 4/12/38 (b)	120	120
Series 2006-PW12 Class A1A, 5.9065% 9/11/38 (b)	4,102	4,104
BXHTL Mortgage Trust Series 2015-JWRZ Class A, 1.656% 5/15/29 (a)(b)	6,870	6,707
C-BASS Trust floater Series 2006-SC1 Class A, 0.7058% 5/25/36 (a)(b)	783	753
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	5,716	5,998
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.827% 12/15/27 (a)(b)	12,145	12,105
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,314	3,347
Series 2006-C4 Class A1A, 6.0329% 3/15/49 (b)	1,003	1,003
Series 2013-GC11 Class A1, 0.754% 4/10/46	2,105	2,088
COMM Mortgage Trust floater Series 2014-KYO Class A, 1.324% 6/11/27 (a)(b)	15,295	14,917
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.2805% 4/15/17 (a)(b)	59	59
sequential payer:
Series 2006-C7 Class A1A, 5.9515% 6/10/46 (b)	5,741	5,755
Series 2006-C8:
Class A1A, 5.292% 12/10/46	7,672	7,782
Class A4, 5.306% 12/10/46	9,440	9,573
CSMC Series 2015-TOWN:
Class B, 2.327% 3/15/17 (a)(b)	1,412	1,363
Class C, 2.677% 3/15/17 (a)(b)	1,376	1,316
Class D, 3.627% 3/15/17 (a)(b)	3,884	3,684
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	594	595
Series K707 Class A1, 1.615% 9/25/18	4,720	4,748
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.7255% 12/15/16 (a)(b)	17,440	17,273
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	7,512	7,630
Series 2007-C1 Class A1A, 5.483% 12/10/49 (b)	15,402	15,812
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 6.0483% 7/10/38 (b)	2,060	2,065
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (a)	1,620	1,624
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.4255% 7/15/31 (a)(b)	2,975	2,930
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	5,185	5,242
Class A4, 5.56% 11/10/39	11,082	11,171
Series 2013-GC12 Class A1, 0.742% 6/10/46 (b)	2,295	2,273
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.4295% 11/5/30 (a)(b)	5,266	5,258
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (a)	1,502	1,497
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.6755% 11/15/29 (a)(b)	4,653	4,628
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.3305% 4/15/27 (a)(b)	9,734	9,614
Series 2014-FL5 Class A, 1.4055% 7/15/31 (a)(b)	4,406	4,351
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	9,759	9,825
Series 2006-LDP8 Class A4, 5.399% 5/15/45	5,711	5,729
Series 2007-CB18 Class A4, 5.44% 6/12/47	8,426	8,597
Series 2007-CB19 Class A4, 5.8888% 2/12/49 (b)	7,077	7,276
Series 2007-LDPX Class A3, 5.42% 1/15/49	2,310	2,356
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	5,252	5,481
Series 2013-C10, Class A1, 0.7302% 12/15/47	1,358	1,348
Series 13-LC11 Class A1, 0.7664% 4/15/46	4,585	4,541
Series 2006-LDP7 Class A1A, 6.1056% 4/17/45 (b)	9,546	9,587
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	2,281	2,302
Series 2007-C1 Class A4, 5.424% 2/15/40	11,334	11,551
Series 2007-C7 Class A3, 5.866% 9/15/45	4,396	4,631
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.227% 9/15/28 (a)(b)	6,914	6,867
Merrill Lynch Mortgage Trust Series 2006-C2 Class A1A, 5.739% 8/12/43 (b)	8,297	8,355
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	11,378	11,591
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.631% 7/15/19 (a)(b)	241	238
Series 2007-XLFA:
Class D, 0.6155% 10/15/20 (a)(b)	548	548
Class E, 0.6755% 10/15/20 (a)(b)	391	391
Class F, 0.7255% 10/15/20 (a)(b)	234	234
Class G, 0.7655% 10/15/20 (a)(b)	290	290
Class H, 0.8555% 10/15/20 (a)(b)	262	263
Class J, 1.0055% 10/15/20 (a)(b)	152	147
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	3,069	3,137
Series 2007-IQ14 Class A2, 5.61% 4/15/49	1,161	1,162
Series 2012-C4 Class A1, 1.085% 3/15/45	781	780
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (b)	1,940	1,939
Series 2006-IQ11 Class A1A, 5.9599% 10/15/42 (b)	967	966
Series 2007-T27 Class A1A, 5.8206% 6/11/42 (b)	8,593	8,949
SCG Trust Series 2013-SRP1 Class A, 1.8255% 11/15/26 (a)(b)	6,227	6,199
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.8022% 4/10/46	1,943	1,926
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	13,167	13,409
Class A4, 5.308% 11/15/48	2,344	2,369
Series 2007-C30 Class A5, 5.342% 12/15/43	2,040	2,089
Series 2006-C25 Class A1A, 5.9451% 5/15/43 (b)	2,036	2,033
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	6,663	6,673
Series 2006-C27 Class A3, 5.765% 7/15/45 (b)	3,794	3,790
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A1, 1.676% 7/15/46	7,838	7,836
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	129	128
Series 2012-C8 Class A1, 0.864% 8/15/45	1,496	1,491
Series 2013-C13 Class A1, 0.778% 5/15/45	1,337	1,327
Series 2013-C14 Class A1, 0.836% 6/15/46	1,596	1,584
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class A, 1.5475% 11/15/29 (a)(b)	6,172	6,091
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $409,756)		390,553

Municipal Securities - 0.2%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $10,713)	10,000	10,809

Supranational Obligations - 0.0%
International Bank for Reconstruction & Development 1% 6/15/18 (Cost $1,488)	$1,490	$1,488

Bank Notes - 2.5%
Bank of America NA:
1.25% 2/14/17	$11,138	$11,129
1.75% 6/5/18	10,000	9,937
5.3% 3/15/17	1,350	1,396
Branch Banking & Trust Co. 1.45% 10/3/16	13,905	13,945
Capital One Bank NA:
1.15% 11/21/16	4,148	4,142
1.2% 2/13/17	10,153	10,119
1.3% 6/5/17	9,732	9,683
Capital One NA:
1.5% 9/5/17	7,022	6,967
1.65% 2/5/18	10,429	10,295
Discover Bank 3.1% 6/4/20	5,008	4,981
KeyBank NA:
1.65% 2/1/18	4,023	4,011
2.5% 12/15/19	3,993	4,038
Manufacturers & Traders Trust Co. 1.4% 7/25/17	10,916	10,876
Marshall & Ilsley Bank 5% 1/17/17	3,547	3,640
PNC Bank NA 1.15% 11/1/16	6,928	6,928
Regions Bank 7.5% 5/15/18	744	820
Regions Financial Corp. 2.25% 9/14/18	15,650	15,583
Union Bank NA 3% 6/6/16	6,953	6,990
TOTAL BANK NOTES
(Cost $135,851)		135,480
	Shares	Value (000s)

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 0.40% (g)
(Cost $65,185)	65,185,250	65,185
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 7.0%
Investments in repurchase agreements in a joint trading account at 0.4%, dated 2/29/16 due 3/1/16 (Collateralized by U.S. Government Obligations) # (h)	351,966	351,962
With Mizuho Securities U.S.A., Inc. at 1.88%, dated 2/19/16 due 8/17/16 (Collateralized by Corporate Obligations valued at $28,096,131, 0.68%- 0.87%, 12/25/35-3/25/37)	26,244	26,000
TOTAL CASH EQUIVALENTS
(Cost $377,962)		377,962
TOTAL INVESTMENT PORTFOLIO - 107.3%
(Cost $5,847,963)		5,813,717
NET OTHER ASSETS (LIABILITIES) - (7.3)%		(396,619)
NET ASSETS - 100%		$5,417,098

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	USD 65	$(5)	$–	$(5)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $803,592,000 or 14.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $100,000.

 (d) Security or a portion of the security is on loan at period end.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$180

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$2,552,741	$--	$2,552,741	$--
U.S. Government and Government Agency Obligations	1,302,641	--	1,302,641	--
U.S. Government Agency - Mortgage Securities	128,298	--	128,298	--
Asset-Backed Securities	807,385	--	806,055	1,330
Collateralized Mortgage Obligations	41,175	--	41,175	--
Commercial Mortgage Securities	390,553	--	390,551	2
Municipal Securities	10,809	--	10,809	--
Supranational Obligations	1,488	--	1,488	--
Bank Notes	135,480	--	135,480	--
Money Market Funds	65,185	65,185	--	--
Cash Equivalents	377,962	--	377,962	--
Total Investments in Securities:	$5,813,717	$65,185	$5,747,200	$1,332
Derivative Instruments:
Liabilities
Swaps	$(5)	$--	$(5)	$--
Total Liabilities	$(5)	$--	$(5)	$--
Total Derivative Instruments:	$(5)	$--	$(5)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amount in thousands)
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(5)
Total Credit Risk	0	(5)
Total Value of Derivatives	$0	$(5)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$351,962,000 due 3/01/16 at 0.40%	(Amount in thousands)
Commerz Markets LLC	$351,962

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.4%
United Kingdom	3.6%
Japan	2.3%
Canada	2.0%
Luxembourg	1.4%
Netherlands	1.2%
Others (Individually Less Than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2016
Assets
Investment in securities, at value (including securities loaned of $345,387 and repurchase agreements of $377,962) — See accompanying schedule: Unaffiliated issuers (cost $5,782,778)	$5,748,532
Fidelity Central Funds (cost $65,185)	65,185
Total Investments (cost $5,847,963)		$5,813,717
Receivable for investments sold		429
Receivable for fund shares sold		10,427
Interest receivable		19,257
Distributions receivable from Fidelity Central Funds		57
Other receivables		59
Total assets		5,843,946
Liabilities
Payable to custodian bank	$142
Payable for investments purchased	60,496
Payable for fund shares redeemed	11,964
Distributions payable	227
Bi-lateral OTC swaps, at value	5
Accrued management fee	1,376
Other affiliated payables	615
Other payables and accrued expenses	61
Collateral on securities loaned, at value	351,962
Total liabilities		426,848
Net Assets		$5,417,098
Net Assets consist of:
Paid in capital		$5,675,846
Undistributed net investment income		5,171
Accumulated undistributed net realized gain (loss) on investments		(229,668)
Net unrealized appreciation (depreciation) on investments		(34,251)
Net Assets		$5,417,098
Short-Term Bond:
Net Asset Value, offering price and redemption price per share ($5,417,098 ÷ 631,381 shares)		$8.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2016
Investment Income
Interest		$40,593
Income from Fidelity Central Funds		180
Total income		40,773
Expenses
Management fee	$8,203
Transfer agent fees	2,638
Fund wide operations fee	1,016
Independent trustees' compensation	11
Miscellaneous	3
Total expenses before reductions	11,871
Expense reductions	(2)	11,869
Net investment income (loss)		28,904
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,242
Swaps	2
Total net realized gain (loss)		8,244
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,994)
Swaps	6
Total change in net unrealized appreciation (depreciation)		(9,988)
Net gain (loss)		(1,744)
Net increase (decrease) in net assets resulting from operations		$27,160

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,904	$70,195
Net realized gain (loss)	8,244	20,698
Change in net unrealized appreciation (depreciation)	(9,988)	(40,227)
Net increase (decrease) in net assets resulting from operations	27,160	50,666
Distributions to shareholders from net investment income	(27,611)	(63,086)
Share transactions - net increase (decrease)	139,712	(2,474,909)
Total increase (decrease) in net assets	139,261	(2,487,329)
Net Assets
Beginning of period	5,277,837	7,765,166
End of period (including undistributed net investment income of $5,171 and undistributed net investment income of $3,878, respectively)	$5,417,098	$5,277,837

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.58	$8.60	$8.55	$8.59	$8.53	$8.48
Income from Investment Operations
Net investment income (loss)A	.047	.091	.082	.073	.098	.127
Net realized and unrealized gain (loss)	(.002)	(.029)	.047	(.043)	.066	.052
Total from investment operations	.045	.062	.129	.030	.164	.179
Distributions from net investment income	(.045)	(.082)	(.079)	(.070)	(.104)	(.129)
Total distributions	(.045)	(.082)	(.079)	(.070)	(.104)	(.129)
Net asset value, end of period	$8.58	$8.58	$8.60	$8.55	$8.59	$8.53
Total ReturnB,C	.53%	.72%	1.51%	.35%	1.94%	2.13%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.10%F	1.06%	.96%	.85%	1.15%	1.50%
Supplemental Data
Net assets, end of period (in millions)	$5,417	$5,278	$6,386	$7,251	$7,494	$7,952
Portfolio turnover rateG	134%F	83%H	76%	68%	71%	223%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offered Class F shares during the period June 26, 2009 through March 27, 2015 and all outstanding shares were redeemed by March 27, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, market discount, swap, deferred trustees compensation, financing transactions and capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$16,022
Gross unrealized depreciation	(46,836)
Net unrealized appreciation (depreciation) on securities	$(30,814)
Tax cost	$5,844,531

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(92,789)
2018	(142,198)
Total capital loss carryforward	$(234,987)

The Fund elected to defer to its next fiscal year approximately $1,587 of capital losses recognized during the period November 1, 2014 to August 31, 2015.

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$2	$6
Totals(a)	$2	$6

 (a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $646,812 and $642,081, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $178.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015(a)
From net investment income
Short-Term Bond	$27,611	$55,672
Class F	–	7,414
Total	$27,611	$63,086

 (a) All Class F shares were redeemed by March 27, 2015.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015(a)	Six months ended February 29, 2016	Year ended August 31, 2015(a)
Short-Term Bond
Shares sold	108,931	242,802	$934,645	$2,087,768
Reinvestment of distributions	2,974	5,904	25,498	50,772
Shares redeemed	(95,630)	(375,973)(b)	(820,431)	(3,233,714)(b)
Net increase (decrease)	16,275	(127,267)	$139,712	$(1,095,174)
Class F
Shares sold	–	60,195	$–	$517,096
Reinvestment of distributions	–	738	–	6,344
Shares redeemed	–	(221,301)(b)	–	(1,903,175)(b)
Net increase (decrease)	–	(160,368)	$–	$(1,379,735)

 (a) All Class F shares were redeemed by March 27, 2015.

 (b) Amount includes in-kind redemptions.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Short Duration Fund was the owner of record of approximately 12% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

14. Proposed Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Advisor Short Fixed-Income Fund (the Target Fund). In addition, the Board approved the creation of additional classes of shares that will commence operations during July 2016.The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Target Fund in exchange for corresponding shares of the Fund equal in value to the net assets of the Target Fund on the day the reorganization is effective. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective.

The reorganization does not require the Target Fund’s shareholder approval and is expected to become effective on or about July 15, 2016. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Short-Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Term Bond Fund (a fund of Fidelity Salem Street Trust) at February 29, 2016, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Short-Term Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 20, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Short-Term Bond	.45%
Actual		$1,000.00	$1,005.30	$2.24
Hypothetical-C		$1,000.00	$1,022.63	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Short-Term Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered the total expense ratio of the fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the fund's total expense ratio ranked below its competitive median for 2014.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be increased without the approval of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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STP-SANN-0416
1.538290.118

Fidelity Advisor® Investment Grade Bond Fund -
Class A, Class T, Class B and Class C

Semi-Annual Report

February 29, 2016

Class A, Class T, Class B and Class C are classes of Fidelity® Investment Grade Bond Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	48.7%
AAA	1.7%
AA	1.3%
A	7.3%
BBB	25.4%
BB and Below	12.3%
Not Rated	1.0%
Short-Term Investments and Net Other Assets	2.3%

As of August 31, 2015
U.S. Government and U.S. Government Agency Obligations	41.7%
AAA	1.4%
AA	1.8%
A	9.9%
BBB	24.4%
BB and Below	13.4%
Not Rated	1.1%
Short-Term Investments and Net Other Assets	6.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	8.0	7.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	5.3	5.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016*,**
Corporate Bonds	38.8%
U.S. Government and U.S. Government Agency Obligations	48.7%
Asset-Backed Securities	0.8%
CMOs and Other Mortgage Related Securities	5.6%
Municipal Bonds	1.9%
Other Investments	1.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 7.2%

 ** Futures and Swaps - (1.1)%

As of August 31, 2015*,**
Corporate Bonds	40.8%
U.S. Government and U.S. Government Agency Obligations	41.7%
Asset-Backed Securities	0.9%
CMOs and Other Mortgage Related Securities	6.5%
Municipal Bonds	1.8%
Other Investments	2.0%
Short-Term Investments and Net Other Assets (Liabilities)	6.3%

 * Foreign investments - 8.7%

 ** Futures and Swaps - (1.1)%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 3.0%
Automobiles - 0.6%
General Motors Co.:
3.5% 10/2/18	$5,025	$5,040
6.6% 4/1/36	3,722	3,826
6.75% 4/1/46	6,249	6,534
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,605	1,598
3% 9/25/17	3,673	3,676
3.25% 5/15/18	2,630	2,623
3.5% 7/10/19	5,942	5,941
4.25% 5/15/23	2,950	2,877
4.375% 9/25/21	11,530	11,597
4.75% 8/15/17	2,790	2,859
		46,571
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	4,447	4,716
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	1,394	1,434
3.7% 1/30/26	3,675	3,836
4.7% 12/9/35	1,897	1,964
4.875% 12/9/45	2,978	3,129
		10,363
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	15,500	15,771
Media - 1.9%
21st Century Fox America, Inc. 7.75% 12/1/45	4,525	5,703
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	7,996	8,122
4.908% 7/23/25 (a)	10,079	10,316
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,037
Discovery Communications LLC 3.25% 4/1/23	954	876
Time Warner Cable, Inc.:
4% 9/1/21	27,833	28,381
5.5% 9/1/41	3,321	2,957
5.875% 11/15/40	7,141	6,644
6.55% 5/1/37	8,170	8,231
6.75% 7/1/18	5,587	6,088
7.3% 7/1/38	8,218	8,673
8.25% 4/1/19	10,913	12,477
Time Warner, Inc.:
4.9% 6/15/42	15,000	13,161
6.2% 3/15/40	5,000	5,306
Viacom, Inc. 4.25% 9/1/23	13,340	13,037
		137,009
Multiline Retail - 0.1%
Family Tree Escrow LLC 5.25% 3/1/20 (a)	5,575	5,854

TOTAL CONSUMER DISCRETIONARY		220,284

CONSUMER STAPLES - 2.2%
Beverages - 1.5%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	15,320	15,593
3.3% 2/1/23	16,500	16,962
3.65% 2/1/26	17,900	18,462
4.7% 2/1/36	15,622	16,381
4.9% 2/1/46	17,867	19,152
Constellation Brands, Inc.:
3.75% 5/1/21	13,390	13,691
3.875% 11/15/19	351	364
4.75% 11/15/24	8,249	8,641
SABMiller Holdings, Inc. 3.75% 1/15/22 (a)	3,930	4,128
		113,374
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	4,181	4,209
Food Products - 0.1%
ConAgra Foods, Inc. 1.9% 1/25/18	2,478	2,476
Tobacco - 0.5%
Altria Group, Inc.:
4.75% 5/5/21	6,000	6,642
9.25% 8/6/19	1,776	2,175
Reynolds American, Inc.:
2.3% 6/12/18	2,942	2,973
4% 6/12/22	2,039	2,201
5.7% 8/15/35	1,694	1,913
6.15% 9/15/43	2,440	2,892
6.75% 6/15/17	7,156	7,682
7.25% 6/15/37	9,654	12,101
		38,579

TOTAL CONSUMER STAPLES		158,638

ENERGY - 4.7%
Energy Equipment & Services - 0.3%
DCP Midstream LLC:
4.75% 9/30/21 (a)	4,849	3,291
5.35% 3/15/20 (a)	4,973	3,745
5.85% 5/21/43 (a)(b)	9,697	5,139
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	2,949
Halliburton Co.:
3.8% 11/15/25	3,737	3,537
4.85% 11/15/35	3,264	2,853
5% 11/15/45	4,471	3,962
		25,476
Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp. 6.375% 9/15/17	1,571	1,596
Chesapeake Energy Corp.:
5.75% 3/15/23	9,470	1,989
6.125% 2/15/21	60,015	12,603
6.625% 8/15/20	23,170	5,213
8% 12/15/22 (a)	11,962	4,665
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (a)	1,237	1,187
3.3% 6/1/20 (a)	6,073	5,687
4.5% 6/1/25 (a)	1,849	1,681
5.8% 6/1/45 (a)	2,321	1,964
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	2,938
2.7% 4/1/19	1,510	1,238
3.875% 3/15/23	6,765	4,874
5.6% 4/1/44	5,868	3,586
El Paso Corp. 6.5% 9/15/20	16,220	16,385
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	2,813	2,723
Enable Midstream Partners LP:
2.4% 5/15/19	1,789	1,378
3.9% 5/15/24	1,887	1,205
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,038
Kinder Morgan, Inc.:
3.05% 12/1/19	57,058	52,673
4.3% 6/1/25	12,912	11,678
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,441
MPLX LP 4% 2/15/25	949	720
Nakilat, Inc. 6.067% 12/31/33(a)	2,634	2,871
Petrobras Global Finance BV:
5.625% 5/20/43	6,485	3,767
7.25% 3/17/44	69,211	45,091
Petrobras International Finance Co. Ltd. 6.75% 1/27/41	2,000	1,250
Petroleos Mexicanos:
4.875% 1/18/24	4,376	4,058
5.5% 2/4/19 (a)	10,105	10,449
6.375% 2/4/21 (a)	11,660	12,123
6.375% 1/23/45	13,790	11,962
6.5% 6/2/41	34,664	30,289
Phillips 66 Co. 4.3% 4/1/22	4,638	4,730
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	640
Southwestern Energy Co.:
3.3% 1/23/18	2,442	1,758
4.05% 1/23/20	4,431	2,858
4.95% 1/23/25	27,840	16,008
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	4,987
Spectra Energy Partners, LP:
2.95% 9/25/18	1,066	1,050
4.6% 6/15/21	1,124	1,149
The Williams Companies, Inc.:
3.7% 1/15/23	1,754	1,298
4.55% 6/24/24	19,170	14,378
Western Gas Partners LP 5.375% 6/1/21	6,966	5,951
Williams Partners LP:
4.125% 11/15/20	1,029	845
4.3% 3/4/24	4,326	3,382
		325,356

TOTAL ENERGY		350,832

FINANCIALS - 17.2%
Banks - 9.3%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (a)	6,150	6,135
4% 4/14/19 (a)	6,280	5,778
5.75% 9/26/23 (a)	4,053	3,536
Bank of America Corp.:
3.3% 1/11/23	14,964	14,956
3.875% 8/1/25	873	896
3.95% 4/21/25	25,937	25,113
4% 1/22/25	52,710	51,269
4.1% 7/24/23	3,096	3,224
4.2% 8/26/24	3,046	3,050
4.25% 10/22/26	6,065	6,008
4.45% 3/3/26	8,196	8,196
5.65% 5/1/18	3,745	3,998
5.875% 1/5/21	2,580	2,912
Barclays PLC:
2.75% 11/8/19	5,118	5,026
4.375% 1/12/26	9,700	9,361
Capital One NA 2.95% 7/23/21	8,151	8,085
CIT Group, Inc.:
3.875% 2/19/19	5,000	4,975
5.5% 2/15/19 (a)	5,000	5,175
Citigroup, Inc.:
1.85% 11/24/17	12,208	12,169
2.05% 12/7/18	71,510	71,082
4.05% 7/30/22	2,865	2,920
4.4% 6/10/25	6,752	6,732
4.45% 9/29/27	6,820	6,711
4.5% 1/14/22	6,932	7,441
5.3% 5/6/44	11,751	11,776
5.5% 9/13/25	2,420	2,593
Citizens Bank NA 2.3% 12/3/18	5,551	5,558
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	5,760	5,898
4.3% 12/3/25	13,920	14,296
Credit Suisse AG 6% 2/15/18	8,864	9,384
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	21,098	19,931
3.8% 9/15/22	10,350	10,144
Credit Suisse New York Branch 1.7% 4/27/18	65,523	64,832
Discover Bank:
4.2% 8/8/23	4,147	4,213
7% 4/15/20	6,703	7,558
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,162
8.25% 3/1/38	2,385	3,359
HBOS PLC 6.75% 5/21/18 (a)	3,056	3,286
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,063
5.25% 3/14/44	2,255	2,154
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,895
ING Bank NV 5.8% 9/25/23 (a)	2,826	3,028
JPMorgan Chase & Co.:
2.2% 10/22/19	2,700	2,698
2.35% 1/28/19	2,547	2,572
3.875% 9/10/24	15,129	15,202
4.125% 12/15/26	18,426	18,694
4.25% 10/15/20	2,763	2,954
4.35% 8/15/21	18,417	19,969
4.625% 5/10/21	2,717	2,969
4.95% 3/25/20	11,055	12,041
PNC Bank NA 2.45% 11/5/20	9,934	10,011
Rabobank Nederland 4.375% 8/4/25	10,398	10,457
Regions Bank 6.45% 6/26/37	9,230	11,063
Regions Financial Corp. 2% 5/15/18	6,934	6,873
Royal Bank of Canada 4.65% 1/27/26	15,136	15,267
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	27,664	26,497
6% 12/19/23	25,238	25,496
6.1% 6/10/23	8,465	8,571
6.125% 12/15/22	28,328	29,735
Societe Generale 4.25% 4/14/25 (a)	17,200	15,857
Wells Fargo & Co. 4.48% 1/16/24	4,327	4,599
		691,403
Capital Markets - 3.0%
Affiliated Managers Group, Inc. 4.25% 2/15/24	2,258	2,327
Deutsche Bank AG 4.5% 4/1/25	12,526	10,617
Deutsche Bank AG London Branch 4.1% 1/13/26	18,090	17,623
Goldman Sachs Group, Inc.:
1.748% 9/15/17	17,322	17,309
2.625% 1/31/19	13,825	13,930
2.9% 7/19/18	9,276	9,406
5.25% 7/27/21	5,652	6,270
5.75% 1/24/22	7,392	8,399
5.95% 1/18/18	4,817	5,136
6.75% 10/1/37	24,283	27,760
Lazard Group LLC:
4.25% 11/14/20	4,700	4,823
6.85% 6/15/17	607	638
Morgan Stanley:
2.375% 7/23/19	12,012	11,986
3.7% 10/23/24	10,321	10,457
3.75% 2/25/23	8,227	8,417
3.875% 4/29/24	9,504	9,767
4.875% 11/1/22	19,366	20,418
5% 11/24/25	12,124	12,760
5.75% 1/25/21	10,138	11,395
6.625% 4/1/18	7,981	8,689
		218,127
Consumer Finance - 0.6%
Discover Financial Services:
3.85% 11/21/22	4,866	4,804
3.95% 11/6/24	4,069	3,984
5.2% 4/27/22	4,096	4,307
Ford Motor Credit Co. LLC 2.943% 1/8/19	17,950	17,989
Hyundai Capital America 2.125% 10/2/17 (a)	1,850	1,851
Synchrony Financial:
1.875% 8/15/17	1,427	1,411
3% 8/15/19	2,095	2,098
3.75% 8/15/21	3,164	3,182
4.25% 8/15/24	3,185	3,188
		42,814
Diversified Financial Services - 0.2%
IntercontinentalExchange, Inc.:
2.75% 12/1/20	2,475	2,516
3.75% 12/1/25	4,425	4,557
MSCI, Inc. 5.25% 11/15/24 (a)	10,000	10,575
		17,648
Insurance - 1.0%
AIA Group Ltd. 2.25% 3/11/19 (a)	1,290	1,291
American International Group, Inc.:
3.3% 3/1/21	3,813	3,855
4.875% 6/1/22	5,750	6,135
Aon Corp. 5% 9/30/20	2,135	2,355
Five Corners Funding Trust 4.419% 11/15/23 (a)	5,900	6,107
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (a)(b)	10,398	10,190
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,473
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,273	5,688
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,232
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	4,853	6,763
Pacific LifeCorp:
5.125% 1/30/43 (a)	5,696	5,667
6% 2/10/20 (a)	422	472
Pricoa Global Funding I 5.375% 5/15/45 (b)	6,834	6,441
Prudential Financial, Inc. 4.5% 11/16/21	2,796	3,038
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,736	1,745
4.125% 11/1/24 (a)	2,517	2,585
Unum Group 5.625% 9/15/20	4,155	4,550
		76,587
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,267	1,261
4.6% 4/1/22	1,475	1,572
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,861
AvalonBay Communities, Inc. 3.625% 10/1/20	2,721	2,843
Camden Property Trust:
2.95% 12/15/22	2,605	2,559
4.25% 1/15/24	4,889	5,220
Corporate Office Properties LP 5% 7/1/25	3,165	3,192
DDR Corp.:
3.625% 2/1/25	2,957	2,813
4.25% 2/1/26	2,697	2,677
4.625% 7/15/22	9,008	9,360
4.75% 4/15/18	4,483	4,663
7.5% 4/1/17	2,623	2,768
Duke Realty LP:
3.625% 4/15/23	3,352	3,345
3.875% 10/15/22	9,433	9,712
4.375% 6/15/22	2,822	2,973
5.95% 2/15/17	141	146
Equity One, Inc.:
3.75% 11/15/22	12,000	11,999
6% 9/15/17	3,423	3,610
ERP Operating LP 4.625% 12/15/21	7,320	8,091
Federal Realty Investment Trust 5.9% 4/1/20	1,389	1,593
Highwoods/Forsyth LP 3.2% 6/15/21	3,528	3,505
HRPT Properties Trust 6.65% 1/15/18	2,600	2,738
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,081
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	1,964	1,943
4.5% 4/1/27	1,555	1,469
4.95% 4/1/24	1,915	1,958
5.25% 1/15/26	8,152	8,255
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,392	1,348
5% 12/15/23	1,073	1,112
Weingarten Realty Investors 3.375% 10/15/22	990	987
WP Carey, Inc.:
4% 2/1/25	7,432	7,025
4.6% 4/1/24	11,566	11,710
		126,389
Real Estate Management & Development - 1.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,525
4.1% 10/1/24	6,040	5,957
4.95% 4/15/18	4,806	5,022
5.7% 5/1/17	2,243	2,330
CBRE Group, Inc. 4.875% 3/1/26	17,030	17,173
Digital Realty Trust LP 3.95% 7/1/22	4,449	4,477
Essex Portfolio LP 3.875% 5/1/24	4,176	4,305
Liberty Property LP:
3.375% 6/15/23	3,567	3,479
4.125% 6/15/22	2,421	2,499
6.625% 10/1/17	3,709	3,947
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,538
3.15% 5/15/23	7,757	6,719
4.5% 4/18/22	1,473	1,434
Mid-America Apartments LP:
4% 11/15/25	1,797	1,835
4.3% 10/15/23	1,200	1,269
6.05% 9/1/16	4,436	4,524
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,089
Tanger Properties LP:
3.75% 12/1/24	4,213	4,287
3.875% 12/1/23	2,574	2,640
6.125% 6/1/20	4,725	5,373
Ventas Realty LP 4.125% 1/15/26	2,168	2,198
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,018	2,108
		101,728

TOTAL FINANCIALS		1,274,696

HEALTH CARE - 0.5%
Biotechnology - 0.1%
AbbVie, Inc. 4.7% 5/14/45	6,560	6,557
Health Care Providers & Services - 0.3%
Express Scripts Holding Co. 4.75% 11/15/21	6,337	6,786
HCA Holdings, Inc.:
3.75% 3/15/19	4,831	4,921
4.75% 5/1/23	300	305
5.875% 3/15/22	355	381
6.5% 2/15/20	4,514	5,000
WellPoint, Inc. 3.3% 1/15/23	9,384	9,237
		26,630
Pharmaceuticals - 0.1%
Perrigo Finance PLC 3.5% 12/15/21	1,504	1,491
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,742
Zoetis, Inc. 3.25% 2/1/23	2,627	2,526
		5,759

TOTAL HEALTH CARE		38,946

INDUSTRIALS - 0.4%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	731	775
6.795% 2/2/20	40	41
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,252	1,282
8.36% 1/20/19	3,612	3,728
		5,826
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	2,260	2,244
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	3,060	2,987
3.75% 2/1/22	6,348	5,898
3.875% 4/1/21	5,850	5,660
4.25% 9/15/24	5,062	4,695
		19,240
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,984	3,238

TOTAL INDUSTRIALS		30,548

INFORMATION TECHNOLOGY - 0.4%
Software - 0.1%
Autodesk, Inc. 3.125% 6/15/20	10,043	10,085
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	6,891	6,872
4.4% 10/15/22 (a)	6,890	6,733
4.9% 10/15/25 (a)	6,891	6,537
		20,142

TOTAL INFORMATION TECHNOLOGY		30,227

MATERIALS - 1.2%
Chemicals - 0.1%
The Dow Chemical Co. 4.125% 11/15/21	4,654	4,917
Metals & Mining - 1.1%
Alcoa, Inc.:
5.125% 10/1/24	20,085	18,152
5.4% 4/15/21	9,855	9,722
Anglo American Capital PLC:
3.625% 5/14/20 (a)	6,478	5,150
4.125% 4/15/21 (a)	6,319	4,850
4.875% 5/14/25 (a)	18,378	13,967
Barrick Gold Corp. 4.1% 5/1/23	19,486	18,194
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	2,868	2,832
6.75% 10/19/75 (a)(b)	7,123	6,918
		79,785

TOTAL MATERIALS		84,702

TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
AT&T, Inc. 5.55% 8/15/41	27,220	26,744
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	263
CenturyLink, Inc.:
5.15% 6/15/17	528	541
6% 4/1/17	1,320	1,362
6.15% 9/15/19	3,260	3,350
Embarq Corp. 7.995% 6/1/36	11,427	10,856
Verizon Communications, Inc.:
3.45% 3/15/21	15,886	16,513
4.5% 9/15/20	60,362	65,645
5.012% 8/21/54	47,470	44,150
6.1% 4/15/18	6,019	6,540
6.55% 9/15/43	50,542	61,288
		237,252
UTILITIES - 1.8%
Electric Utilities - 1.1%
American Transmission Systems, Inc. 5% 9/1/44 (a)	429	430
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	8,443	9,459
6.4% 9/15/20 (a)	11,231	12,822
Entergy Corp. 4% 7/15/22	6,700	7,036
FirstEnergy Corp.:
4.25% 3/15/23	9,775	10,204
7.375% 11/15/31	13,700	17,027
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	9,648
IPALCO Enterprises, Inc. 3.45% 7/15/20	10,770	10,730
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,231
		82,587
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (a)	2,894	2,927
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,425
		4,352
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
2.9031% 9/30/66 (b)	12,726	8,553
7.5% 6/30/66 (b)	3,654	3,060
NiSource Finance Corp.:
5.45% 9/15/20	1,461	1,617
5.95% 6/15/41	4,935	5,770
Puget Energy, Inc.:
5.625% 7/15/22	7,175	8,056
6% 9/1/21	6,916	7,877
6.5% 12/15/20	2,216	2,586
Sempra Energy 6% 10/15/39	4,097	4,504
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	4,001	2,961
		44,984

TOTAL UTILITIES		131,923

TOTAL NONCONVERTIBLE BONDS
(Cost $2,712,697)		2,558,048

U.S. Government and Government Agency Obligations - 25.4%
U.S. Treasury Inflation-Protected Obligations - 5.4%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	128,537	119,672
U.S. Treasury Inflation-Indexed Notes 0.375% 7/15/25	282,040	283,265

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		402,937

U.S. Treasury Obligations - 20.0%
U.S. Treasury Bonds:
2.5% 2/15/45	$70,150	$68,377
3% 5/15/45	192,959	208,343
3% 11/15/45	34,600	37,394
U.S. Treasury Notes:
0.5% 4/30/17	385,450	384,396
0.875% 11/30/17	631,950	632,860
2% 8/15/25 (c)	144,457	147,702

TOTAL U.S. TREASURY OBLIGATIONS		1,479,072

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,839,511)		1,882,009

U.S. Government Agency - Mortgage Securities - 0.5%
Fannie Mae - 0.2%
2.302% 6/1/36 (b)	117	123
2.5% 4/1/27 to 3/1/43	1,393	1,427
2.503% 2/1/35 (b)	1,637	1,726
2.628% 7/1/37 (b)	184	195
3% 10/1/42 to 1/1/43	2,630	2,703
3.5% 11/1/25 to 9/1/42	6,114	6,447
4% 8/1/32 to 12/1/45	5,032	5,406
5.5% 4/1/39	742	847
6% 3/1/22	40	43

TOTAL FANNIE MAE		18,917

Freddie Mac - 0.2%
3% 11/1/42 to 7/1/45	1,172	1,203
3.25% 10/1/35 (b)	111	118
3.5% 3/1/45 to 6/1/45	2,469	2,596
4% 6/1/33	1,431	1,542
4.5% 7/1/25 to 3/1/44	2,540	2,758
5% 1/1/41 to 7/1/41	2,487	2,757
5.5% 11/1/33 to 8/1/38	235	266
6% 7/1/37 to 8/1/37	629	722
6.5% 9/1/39	660	767

TOTAL FREDDIE MAC		12,729

Ginnie Mae - 0.1%
3% 12/20/42 to 3/20/45	1,777	1,844
3.5% 12/20/41 to 4/20/45	2,701	2,857
4% 11/20/40 to 11/20/41	1,341	1,440
4.5% 5/20/41	806	875
5% 4/15/40	1,247	1,409

TOTAL GINNIE MAE		8,425

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $39,370)		40,071

Asset-Backed Securities - 0.8%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1266% 4/25/35 (b)	$421	$376
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.0765% 3/25/34 (b)	122	116
Airspeed Ltd. Series 2007-1A Class C1, 2.927% 6/15/32 (a)(b)	4,712	2,026
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4858% 12/25/33 (b)	29	27
Series 2004-R2 Class M3, 1.2608% 4/25/34 (b)	57	41
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2158% 3/25/34 (b)	30	27
Series 2004-W7 Class M1, 1.2608% 5/25/34 (b)	781	714
Series 2006-W4 Class A2C, 0.5958% 5/25/36 (b)	724	257
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5758% 12/25/36 (b)	1,140	776
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.6858% 3/25/32 (b)	16	15
Series 2004-3 Class M4, 1.8908% 4/25/34 (b)	40	35
Series 2004-4 Class M2, 1.2308% 6/25/34 (b)	62	56
Fannie Mae Series 2004-T5 Class AB3, 1.1189% 5/28/35 (b)	25	21
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6015% 8/25/34 (b)	231	218
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.2515% 3/25/34 (b)	6	5
Fremont Home Loan Trust Series 2005-A Class M4, 1.4465% 1/25/35 (b)	220	118
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0091% 2/25/47 (a)(b)	930	823
GE Business Loan Trust Series 2006-2A:
Class A, 0.6093% 11/15/34 (a)(b)	394	373
Class B, 0.7105% 11/15/34 (a)(b)	143	126
Class C, 0.8105% 11/15/34 (a)(b)	236	205
Class D, 1.1805% 11/15/34 (a)(b)	113	94
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	5,126	5,115
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	142	4
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.7558% 8/25/33 (b)	119	110
Series 2003-3 Class M1, 1.7258% 8/25/33 (b)	277	258
Series 2003-5 Class A2, 1.1358% 12/25/33 (b)	21	19
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6165% 1/25/37 (b)	913	586
Invitation Homes Trust Series 2015-SFR3 Class E, 4.1755% 8/17/32 (a)(b)	3,002	2,796
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.5658% 11/25/36 (b)	30	30
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9331% 12/27/29 (b)	52	52
Series 2006-A Class 2C, 1.7531% 3/27/42 (b)	1,605	823
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7265% 5/25/37 (b)	198	6
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.1858% 7/25/34 (b)	51	42
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4015% 7/25/34 (b)	127	119
Series 2006-FM1 Class A2B, 0.5458% 4/25/37 (b)	75	74
Series 2006-OPT1 Class A1A, 0.9465% 6/25/35 (b)	841	805
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.1158% 8/25/34 (b)	36	32
Series 2004-NC6 Class M3, 2.6108% 7/25/34 (b)	343	302
Series 2004-NC8 Class M6, 2.3108% 9/25/34 (b)	380	350
Series 2005-NC1 Class M1, 1.0958% 1/25/35 (b)	155	138
Series 2005-NC2 Class B1, 2.1908% 3/25/35 (b)	106	2
Nationstar HECM Loan Trust Series 2016-1A Class A, 3.1294% 2/25/26 (a)	8,220	8,220
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.9365% 9/25/35 (b)	903	822
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.3015% 9/25/34 (b)	337	307
Class M4, 2.6015% 9/25/34 (b)	433	292
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2265% 4/25/33 (b)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.462% 6/15/33 (b)	357	348
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.1608% 9/25/34 (b)	33	27
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2865% 9/25/34 (b)	18	15
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (a)(b)	1,761	863
Truman Capital Mortgage Loan Trust Series 2014-NPL3 Class A1, 3.125% 4/25/53 (a)	1,057	1,056
Vericrest Opportunity Loan Transferee Series 2014-NPL9 Class A1, 3.375% 11/25/54 (a)	4,465	4,427
Vericrest Opportunity Loan Trust:
Series 2014-NP10 Class A1, 3.375% 10/25/54 (a)	4,305	4,267
Series 2014-NP11 Class A1, 3.875% 4/25/55 (a)	5,297	5,268
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (a)	16,274	16,028
TOTAL ASSET-BACKED SECURITIES
(Cost $59,766)		60,055

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.3%
CSMC Series 2014-3R:
Class 2A1, 1.1216% 5/27/37 (a)(b)	8,034	7,580
Class AA1, 0.7754% 5/27/37 (a)(b)	5,753	5,298
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6557% 10/25/34 (b)	236	227
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5961% 8/25/36 (b)	595	511
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6365% 5/25/47 (b)	214	197
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6058% 2/25/37 (b)	419	371
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	6,253	6,250
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7165% 7/25/35 (b)	545	515
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.7735% 6/10/35 (a)(b)	183	163
Class B6, 3.2735% 6/10/35 (a)(b)	243	219
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (b)	14	14
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.7237% 4/25/33 (b)	63	61
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $21,198)		21,406

Commercial Mortgage Securities - 5.3%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5885% 2/14/43 (b)(d)	266	2
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (b)	3,835	3,838
Series 2006-6 Class A3, 5.369% 10/10/45	377	377
Series 2007-2 Class A4, 5.79% 4/10/49 (b)	4,000	4,057
Series 2007-3 Class A4, 5.7423% 6/10/49 (b)	1,836	1,885
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.7108% 12/25/33 (a)(b)	23	20
Series 2005-3A:
Class A2, 0.8358% 11/25/35 (a)(b)	185	159
Class M1, 0.8758% 11/25/35 (a)(b)	50	42
Class M2, 0.9258% 11/25/35 (a)(b)	37	30
Class M3, 0.9458% 11/25/35 (a)(b)	33	25
Class M4, 1.0358% 11/25/35 (a)(b)	42	31
Series 2005-4A:
Class A2, 0.8258% 1/25/36 (a)(b)	466	398
Class B1, 1.8358% 1/25/36 (a)(b)	25	17
Class M1, 0.8858% 1/25/36 (a)(b)	150	119
Class M2, 0.9058% 1/25/36 (a)(b)	57	44
Class M3, 0.9358% 1/25/36 (a)(b)	82	61
Class M4, 1.0458% 1/25/36 (a)(b)	46	33
Class M5, 1.0858% 1/25/36 (a)(b)	46	33
Class M6, 1.1358% 1/25/36 (a)(b)	49	35
Series 2006-1:
Class A2, 0.7958% 4/25/36 (a)(b)	91	77
Class M1, 0.8158% 4/25/36 (a)(b)	55	44
Class M2, 0.8358% 4/25/36 (a)(b)	58	46
Class M3, 0.8558% 4/25/36 (a)(b)	50	39
Class M4, 0.9558% 4/25/36 (a)(b)	29	22
Class M5, 0.9958% 4/25/36 (a)(b)	28	19
Class M6, 1.0758% 4/25/36 (a)(b)	55	38
Series 2006-2A:
Class M1, 0.7458% 7/25/36 (a)(b)	79	61
Class M2, 0.7658% 7/25/36 (a)(b)	55	43
Class M3, 0.7858% 7/25/36 (a)(b)	46	35
Class M4, 0.8558% 7/25/36 (a)(b)	53	41
Class M5, 0.9058% 7/25/36 (a)(b)	38	28
Series 2006-3A Class M4, 0.8658% 10/25/36 (a)(b)	24	3
Series 2006-4A:
Class A2, 0.7058% 12/25/36 (a)(b)	1,386	1,178
Class M1, 0.7258% 12/25/36 (a)(b)	111	84
Class M2, 0.7458% 12/25/36 (a)(b)	74	51
Class M3, 0.7758% 12/25/36 (a)(b)	75	45
Series 2007-1 Class A2, 0.7058% 3/25/37 (a)(b)	284	240
Series 2007-2A:
Class A1, 0.7058% 7/25/37 (a)(b)	828	695
Class A2, 0.7558% 7/25/37 (a)(b)	775	614
Class M1, 0.8058% 7/25/37 (a)(b)	264	200
Class M2, 0.8458% 7/25/37 (a)(b)	172	121
Class M3, 0.9258% 7/25/37 (a)(b)	133	84
Series 2007-3:
Class A2, 0.7258% 7/25/37 (a)(b)	286	228
Class M1, 0.7458% 7/25/37 (a)(b)	152	114
Class M2, 0.7758% 7/25/37 (a)(b)	162	116
Class M3, 0.8058% 7/25/37 (a)(b)	261	128
Class M4, 0.9358% 7/25/37 (a)(b)	411	198
Class M5, 1.0358% 7/25/37 (a)(b)	194	41
Series 2007-4A Class M1, 1.3716% 9/25/37 (a)(b)	105	26
C-BASS Trust floater Series 2006-SC1 Class A, 0.7058% 5/25/36 (a)(b)	115	110
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.4255% 12/15/27 (a)(b)	2,535	2,376
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A5, 5.617% 10/15/48	1,951	1,963
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.2805% 4/15/17 (a)(b)	100	99
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8888% 6/15/39 (b)	9,617	9,855
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	731	754
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0.0141% 9/15/34 (a)(b)(d)	1	0
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	13,627
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	17,140	17,505
Series 2006-GG7 Class A4, 6.0483% 7/10/38 (b)	895	897
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,232	2,256
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	1,300	1,296
Class DFX, 4.4065% 11/5/30 (a)	11,967	11,930
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	3,665	3,712
Series 2007-CB18 Class A4, 5.44% 6/12/47	11,989	12,232
Series 2007-LD11 Class A4, 5.9599% 6/15/49 (b)	97,451	99,394
Series 2007-CB19:
Class B, 5.8888% 2/12/49 (b)	93	22
Class C, 5.8888% 2/12/49 (b)	245	16
Class D, 5.8888% 2/12/49 (b)	176	0
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (b)	60	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9% 7/15/44 (b)	3,666	3,794
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A2, 5.3% 11/15/38	135	136
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.9178% 1/12/44 (a)(b)	288	288
Series 2007-C1 Class A4, 6.0317% 6/12/50 (b)	4,145	4,262
Series 2008-C1 Class A4, 5.69% 2/12/51	1,652	1,735
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (b)	2,436	2,464
Series 2007-6 Class A4, 5.485% 3/12/51(b)	26,699	27,310
Series 2007-7 Class A4, 5.81% 6/12/50 (b)	4,641	4,799
Series 2007-6 Class B, 5.635% 3/12/51 (b)	1,095	307
Series 2007-8 Class A3, 6.0719% 8/12/49 (b)	943	979
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.631% 7/15/19 (a)(b)	227	224
Series 2007-XLFA:
Class D, 0.6155% 10/15/20 (a)(b)	176	176
Class E, 0.6755% 10/15/20 (a)(b)	528	528
Class F, 0.7255% 10/15/20 (a)(b)	397	397
Class G, 0.7655% 10/15/20 (a)(b)	491	491
Class H, 0.8555% 10/15/20 (a)(b)	309	309
Class J, 1.0055% 10/15/20 (a)(b)	179	173
sequential payer Series 2007-IQ15 Class A4, 6.1142% 6/11/49 (b)	19,548	20,249
Series 2007-IQ14 Class A4, 5.692% 4/15/49	19,062	19,513
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	175	53
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	31,636
Series 2007-C31 Class A4, 5.509% 4/15/47	32,250	32,868
Series 2007-C32 Class A3, 5.8991% 6/15/49 (b)	16,199	16,549
Series 2007-C33 Class A4, 6.1491% 2/15/51 (b)	29,756	30,733
Series 2007-C32:
Class D, 5.8991% 6/15/49 (b)	823	562
Class E, 5.8991% 6/15/49 (b)	1,297	650
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $419,085)		395,094

Municipal Securities - 1.9%
Chicago Gen. Oblig.:
(Taxable Proj.):	$	$
Series 2010 C1, 7.781% 1/1/35	1,510	1,638
Series 2012 B, 5.432% 1/1/42	5,580	4,614
6.314% 1/1/44	29,170	26,396
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	3,515	3,603
4.95% 6/1/23	10,235	10,658
5.1% 6/1/33	40,020	37,207
Series 2010 5, 6.2% 7/1/21	3,205	3,491
Series 2010-1, 6.63% 2/1/35	4,420	4,788
Series 2010-3:
6.725% 4/1/35	5,880	6,442
7.35% 7/1/35	3,010	3,310
Series 2011:
5.365% 3/1/17	195	202
5.665% 3/1/18	7,610	8,035
5.877% 3/1/19	18,645	20,154
Series 2013:
1.84% 12/1/16	4,160	4,183
3.6% 12/1/19	3,585	3,621
TOTAL MUNICIPAL SECURITIES
(Cost $145,006)		138,342

Foreign Government and Government Agency Obligations - 0.1%
United Mexican States 3.5% 1/21/21 (Cost $6,958)	$6,991	$7,201

Bank Notes - 0.7%
Discover Bank:
(Delaware) 3.2% 8/9/21	$8,981	$8,921
3.1% 6/4/20	8,842	8,794
8.7% 11/18/19	1,409	1,615
KeyBank NA 6.95% 2/1/28	1,344	1,740
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,167
Regions Bank 7.5% 5/15/18	18,321	20,194
TOTAL BANK NOTES
(Cost $47,144)		48,431
	Shares	Value (000s)

Fixed-Income Funds - 27.5%
Fidelity Mortgage Backed Securities Central Fund (e)	14,889,461	$1,639,032
Fidelity Specialized High Income Central Fund (e)	4,192,663	397,800
TOTAL FIXED-INCOME FUNDS
(Cost $2,024,960)		2,036,832
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Barclays Bank PLC 7.625% 11/21/22 (Cost $11,925)	10,602	10,946
	Shares	Value (000s)

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.40% (f)
(Cost $185,683)	185,682,900	185,683
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $7,513,303)		7,384,118
NET OTHER ASSETS (LIABILITIES) - 0.2%		17,362
NET ASSETS - 100%		$7,401,480

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 3/1/46	$(500)	$(524)
4% 3/1/46	(1,600)	(1,707)
TOTAL TBA SALE COMMITMENTS
(Proceeds $2,233)		$(2,231)

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swaps
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	USD 6,500	$175	$(188)	$(13)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	USD 4,085	121	(144)	(23)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	USD 6,500	(15)	(312)	(327)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	USD 6,500	(15)	(268)	(283)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	USD 3,825	(183)	21	(162)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	USD 3,823	(183)	57	(126)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	USD 5,500	(32)	(50)	(82)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	USD 3,823	(23)	(79)	(102)
TOTAL BUY PROTECTION						(155)	(963)	(1,118)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Caa2	Apr. 2032	Merrill Lynch International	4.29%	USD 50	(5)	0	(5)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	USD 131	(10)	0	(10)
TOTAL SELL PROTECTION						(15)	0	(15)

TOTAL CREDIT DEFAULT SWAPS						$(170)	$(963)	$(1,133)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

For the period, the average monthly notional amount for swaps in the aggregate was $40,850,000.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $360,426,000 or 4.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $2,107,000.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$282
Fidelity Mortgage Backed Securities Central Fund	18,347
Fidelity Specialized High Income Central Fund	11,533
Total	$30,162

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,190,488	$435,665	$--	$1,639,032	28.3%
Fidelity Specialized High Income Central Fund	413,534	11,533	--	397,800	50.1%
Total	$1,604,022	$447,198	$--	$2,036,832

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$2,558,048	$--	$2,558,048	$--
U.S. Government and Government Agency Obligations	1,882,009	--	1,882,009	--
U.S. Government Agency - Mortgage Securities	40,071	--	40,071	--
Asset-Backed Securities	60,055	--	55,804	4,251
Collateralized Mortgage Obligations	21,406	--	21,406	--
Commercial Mortgage Securities	395,094	--	395,038	56
Municipal Securities	138,342	--	138,342	--
Foreign Government and Government Agency Obligations	7,201	--	7,201	--
Bank Notes	48,431	--	48,431	--
Fixed-Income Funds	2,036,832	2,036,832	--	--
Preferred Securities	10,946	--	10,946	--
Money Market Funds	185,683	185,683	--	--
Total Investments in Securities:	$7,384,118	$2,222,515	$5,157,296	$4,307
Derivative Instruments:
Assets
Swaps	$296	$--	$296	$--
Total Assets	$296	$--	$296	$--
Liabilities
Swaps	$(466)	$--	$(466)	$--
Total Liabilities	$(466)	$--	$(466)	$--
Total Derivative Instruments:	$(170)	$--	$(170)	$--
Other Financial Instruments:
TBA Sale Commitments	$(2,231)	$--	$(2,231)	$--
Total Other Financial Instruments:	$(2,231)	$--	$(2,231)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Credit Risk
Swaps(a)	$296	$(466)
Total Credit Risk	296	(466)
Total Value of Derivatives	$296	$(466)

 (a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,302,660)	$5,161,603
Fidelity Central Funds (cost $2,210,643)	2,222,515
Total Investments (cost $7,513,303)		$7,384,118
Cash		404
Receivable for investments sold		1,042
Receivable for TBA sale commitments		2,233
Receivable for fund shares sold		10,158
Interest receivable		42,152
Distributions receivable from Fidelity Central Funds		5,415
Bi-lateral OTC swaps, at value		296
Other receivables		123
Total assets		7,445,941
Liabilities
Payable for investments purchased	$32,557
TBA sale commitments, at value	2,231
Payable for fund shares redeemed	5,001
Distributions payable	1,273
Bi-lateral OTC swaps, at value	466
Accrued management fee	1,892
Distribution and service plan fees payable	44
Other affiliated payables	873
Other payables and accrued expenses	124
Total liabilities		44,461
Net Assets		$7,401,480
Net Assets consist of:
Paid in capital		$7,683,956
Undistributed net investment income		2,911
Accumulated undistributed net realized gain (loss) on investments		(155,071)
Net unrealized appreciation (depreciation) on investments		(130,316)
Net Assets		$7,401,480
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($75,327 ÷ 9,870.1 shares)		$7.63
Maximum offering price per share (100/96.00 of $7.63)		$7.95
Class T:
Net Asset Value and redemption price per share ($19,505 ÷ 2,554.5 shares)		$7.64
Maximum offering price per share (100/96.00 of $7.64)		$7.96
Class B:
Net Asset Value and offering price per share ($1,342 ÷ 175.6 shares)(a)		$7.64
Class C:
Net Asset Value and offering price per share ($28,423 ÷ 3,719.5 shares)(a)		$7.64
Investment Grade Bond:
Net Asset Value, offering price and redemption price per share ($6,771,901 ÷ 886,676.1 shares)		$7.64
Class I:
Net Asset Value, offering price and redemption price per share ($504,982 ÷ 66,047.6 shares)		$7.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2016 (Unaudited)
Investment Income
Dividends		$404
Interest		88,599
Income from Fidelity Central Funds		30,162
Total income		119,165
Expenses
Management fee	$11,030
Transfer agent fees	3,726
Distribution and service plan fees	263
Fund wide operations fee	1,368
Independent trustees' compensation	15
Miscellaneous	5
Total expenses before reductions	16,407
Expense reductions	(1)	16,406
Net investment income (loss)		102,759
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,748)
Swaps	(447)
Total net realized gain (loss)		(3,195)
Change in net unrealized appreciation (depreciation) on: Investment securities	(101,267)
Swaps	984
Delayed delivery commitments	3
Total change in net unrealized appreciation (depreciation)		(100,280)
Net gain (loss)		(103,475)
Net increase (decrease) in net assets resulting from operations		$(716)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$102,759	$183,601
Net realized gain (loss)	(3,195)	36,769
Change in net unrealized appreciation (depreciation)	(100,280)	(212,553)
Net increase (decrease) in net assets resulting from operations	(716)	7,817
Distributions to shareholders from net investment income	(101,578)	(172,192)
Share transactions - net increase (decrease)	678,140	918,360
Total increase (decrease) in net assets	575,846	753,985
Net Assets
Beginning of period	6,825,634	6,071,649
End of period (including undistributed net investment income of $2,911 and undistributed net investment income of $1,730, respectively)	$7,401,480	$6,825,634

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class A

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.74	$7.93	$7.64	$7.98	$7.66	$7.47
Income from Investment Operations
Net investment income (loss)A	.099	.203	.197	.152	.207	.220
Net realized and unrealized gain (loss)	(.111)	(.204)	.270	(.350)	.315	.183
Total from investment operations	(.012)	(.001)	.467	(.198)	.522	.403
Distributions from net investment income	(.098)	(.189)	(.177)	(.142)	(.202)	(.213)
Net asset value, end of period	$7.63	$7.74	$7.93	$7.64	$7.98	$7.66
Total ReturnB,C,D	(.15)%	(.04)%	6.17%	(2.52)%	6.91%	5.49%
Ratios to Average Net AssetsE,F
Expenses before reductions	.78%G	.77%	.78%	.77%	.78%	.78%
Expenses net of fee waivers, if any	.78%G	.77%	.78%	.77%	.78%	.78%
Expenses net of all reductions	.78%G	.77%	.78%	.77%	.78%	.78%
Net investment income (loss)	2.60%G	2.57%	2.52%	1.91%	2.66%	2.94%
Supplemental Data
Net assets, end of period (in millions)	$75	$78	$70	$82	$110	$101
Portfolio turnover rateH	72%G	182%	218%	307%	276%	275%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class T

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.75	$7.94	$7.64	$7.98	$7.66	$7.47
Income from Investment Operations
Net investment income (loss)A	.098	.201	.196	.150	.205	.218
Net realized and unrealized gain (loss)	(.112)	(.205)	.280	(.349)	.314	.182
Total from investment operations	(.014)	(.004)	.476	(.199)	.519	.400
Distributions from net investment income	(.096)	(.186)	(.176)	(.141)	(.199)	(.210)
Net asset value, end of period	$7.64	$7.75	$7.94	$7.64	$7.98	$7.66
Total ReturnB,C,D	(.17)%	(.07)%	6.29%	(2.54)%	6.88%	5.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	.82%G	.80%	.79%	.79%	.81%	.81%
Expenses net of fee waivers, if any	.82%G	.80%	.79%	.79%	.81%	.81%
Expenses net of all reductions	.82%G	.80%	.79%	.79%	.81%	.81%
Net investment income (loss)	2.56%G	2.54%	2.51%	1.90%	2.63%	2.91%
Supplemental Data
Net assets, end of period (in millions)	$20	$21	$27	$41	$39	$38
Portfolio turnover rateH	72%G	182%	218%	307%	276%	275%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class B

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.75	$7.94	$7.65	$7.99	$7.67	$7.48
Income from Investment Operations
Net investment income (loss)A	.071	.146	.140	.094	.151	.165
Net realized and unrealized gain (loss)	(.111)	(.205)	.270	(.350)	.314	.182
Total from investment operations	(.040)	(.059)	.410	(.256)	.465	.347
Distributions from net investment income	(.070)	(.131)	(.120)	(.084)	(.145)	(.157)
Net asset value, end of period	$7.64	$7.75	$7.94	$7.65	$7.99	$7.67
Total ReturnB,C,D	(.51)%	(.76)%	5.40%	(3.22)%	6.14%	4.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.51%G	1.50%	1.50%	1.50%	1.50%	1.51%
Expenses net of fee waivers, if any	1.51%G	1.50%	1.50%	1.50%	1.50%	1.51%
Expenses net of all reductions	1.51%G	1.50%	1.50%	1.50%	1.50%	1.51%
Net investment income (loss)	1.87%G	1.84%	1.80%	1.18%	1.94%	2.21%
Supplemental Data
Net assets, end of period (in millions)	$1	$2	$3	$4	$7	$8
Portfolio turnover rateH	72%G	182%	218%	307%	276%	275%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class C

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.75	$7.94	$7.65	$7.99	$7.67	$7.48
Income from Investment Operations
Net investment income (loss)A	.070	.143	.139	.092	.149	.164
Net realized and unrealized gain (loss)	(.111)	(.204)	.270	(.349)	.315	.182
Total from investment operations	(.041)	(.061)	.409	(.257)	.464	.346
Distributions from net investment income	(.069)	(.129)	(.119)	(.083)	(.144)	(.156)
Net asset value, end of period	$7.64	$7.75	$7.94	$7.65	$7.99	$7.67
Total ReturnB,C,D	(.53)%	(.79)%	5.38%	(3.24)%	6.11%	4.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.54%G	1.52%	1.51%	1.52%	1.52%	1.53%
Expenses net of fee waivers, if any	1.54%G	1.52%	1.51%	1.52%	1.52%	1.53%
Expenses net of all reductions	1.54%G	1.52%	1.51%	1.52%	1.52%	1.53%
Net investment income (loss)	1.84%G	1.81%	1.78%	1.16%	1.92%	2.19%
Supplemental Data
Net assets, end of period (in millions)	$28	$28	$36	$29	$44	$31
Portfolio turnover rateH	72%G	182%	218%	307%	276%	275%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.75	$7.94	$7.65	$7.98	$7.67	$7.47
Income from Investment Operations
Net investment income (loss)A	.111	.228	.222	.177	.233	.245
Net realized and unrealized gain (loss)	(.111)	(.204)	.270	(.339)	.304	.192
Total from investment operations	–	.024	.492	(.162)	.537	.437
Distributions from net investment income	(.110)	(.214)	(.202)	(.168)	(.227)	(.237)
Net asset value, end of period	$7.64	$7.75	$7.94	$7.65	$7.98	$7.67
Total ReturnB,C	.01%	.28%	6.51%	(2.08)%	7.12%	5.97%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.92%F	2.89%	2.85%	2.23%	2.99%	3.27%
Supplemental Data
Net assets, end of period (in millions)	$6,772	$6,207	$5,520	$5,395	$4,876	$4,670
Portfolio turnover rateG	72%F	182%	218%	307%	276%	275%H

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class I

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.76	$7.95	$7.65	$7.99	$7.67	$7.48
Income from Investment Operations
Net investment income (loss)A	.110	.224	.218	.171	.229	.240
Net realized and unrealized gain (loss)	(.112)	(.204)	.280	(.348)	.315	.184
Total from investment operations	(.002)	.020	.498	(.177)	.544	.424
Distributions from net investment income	(.108)	(.210)	(.198)	(.163)	(.224)	(.234)
Net asset value, end of period	$7.65	$7.76	$7.95	$7.65	$7.99	$7.67
Total ReturnB,C	(.02)%	.23%	6.58%	(2.26)%	7.20%	5.79%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.51%	.52%	.50%	.48%
Expenses net of fee waivers, if any	.50%F	.50%	.51%	.52%	.50%	.48%
Expenses net of all reductions	.50%F	.50%	.51%	.52%	.50%	.48%
Net investment income (loss)	2.87%F	2.84%	2.79%	2.17%	2.94%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$505	$490	$417	$416	$100	$91
Portfolio turnover rateG	72%F	182%	218%	307%	276%	275%H

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$173,270
Gross unrealized depreciation	(297,398)
Net unrealized appreciation (depreciation) on securities	$(124,128)
Tax cost	$7,508,246

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(67,932)
No expiration
Short-term	(27,696)
Total capital loss carryforward	$(95,628)

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps(a)	$(447)	$984

 (a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $965,751 and $312,495, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$94	$1
Class T	-%	.25%	25	–(a)
Class B	.65%	.25%	7	5
Class C	.75%	.25%	137	14
			$263	$ 20

 (a) In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3
Class T	1
Class B(a)	–(b)
Class C(a)	1
$5

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$65.17
Class T	22.22
Class B	2.25
Class C	25.18
Investment Grade Bond	3,242.10
Class I	370.15
	$3,726

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $12.

9. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of class-level operating expenses as follows:

Amount
Class A	$1

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Class A	$964	$1,892
Class T	253	567
Class B	15	36
Class C	246	518
Investment Grade Bond	93,220	157,505
Class I	6,880	11,674
Total	$101,578	$172,192

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Class A
Shares sold	1,729	3,788	$13,247	$29,943
Reinvestment of distributions	120	227	917	1,793
Shares redeemed	(2,075)	(2,751)	(15,932)	(21,720)
Net increase (decrease)	(226)	1,264	$(1,768)	$10,016
Class T
Shares sold	242	480	$1,859	$3,799
Reinvestment of distributions	32	69	243	544
Shares redeemed	(466)	(1,167)	(3,580)	(9,201)
Net increase (decrease)	(192)	(618)	$(1,478)	$(4,858)
Class B
Shares sold	20	13	$141	$100
Reinvestment of distributions	1	3	11	28
Shares redeemed	(78)	(109)	(595)	(863)
Net increase (decrease)	(57)	(93)	$(443)	$(735)
Class C
Shares sold	840	1,046	$6,418	$8,293
Reinvestment of distributions	27	55	206	436
Shares redeemed	(770)	(1,973)	(5,912)	(15,576)
Net increase (decrease)	97	(872)	$712	$(6,847)
Investment Grade Bond
Shares sold	162,944	224,972	$1,249,680	$1,777,537
Reinvestment of distributions	11,183	18,120	85,714	143,231
Shares redeemed	(88,503)	(137,307)	(676,480)	(1,084,234)
Net increase (decrease)	85,624	105,785	$658,914	$836,534
Class I
Shares sold	7,320	22,871	$56,038	$181,045
Reinvestment of distributions	784	1,292	6,013	10,222
Shares redeemed	(5,198)	(13,483)	(39,848)	(107,017)
Net increase (decrease)	2,906	10,680	$22,203	$84,250

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Class A	.78%
Actual		$1,000.00	$998.50	$3.88
Hypothetical-C		$1,000.00	$1,020.98	$3.92
Class T	.82%
Actual		$1,000.00	$998.30	$4.07
Hypothetical-C		$1,000.00	$1,020.79	$4.12
Class B	1.51%
Actual		$1,000.00	$994.90	$7.49
Hypothetical-C		$1,000.00	$1,017.35	$7.57
Class C	1.54%
Actual		$1,000.00	$994.70	$7.64
Hypothetical-C		$1,000.00	$1,017.21	$7.72
Investment Grade Bond	.45%
Actual		$1,000.00	$1,000.10	$2.24
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class I	.50%
Actual		$1,000.00	$999.80	$2.49
Hypothetical-C		$1,000.00	$1,022.38	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in January 2015.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Investment Grade Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered the total expense ratio of the fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the fund or class, as applicable.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AIGB-SANN-0416
1.779358.113

Fidelity® Series Investment Grade Bond Fund Fidelity® Series Investment Grade Bond Fund Class F Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	40.1%
AAA	3.4%
AA	2.5%
A	11.2%
BBB	33.8%
BB and Below	7.2%
Not Rated	0.2%
Short-Term Investments and Net Other Assets	1.6%

As of August 31, 2015
U.S. Government and U.S. Government Agency Obligations	42.3%
AAA	3.2%
AA	2.8%
A	15.5%
BBB	30.4%
BB and Below	4.9%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	8.0	7.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	5.4	5.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016*,**
Corporate Bonds	47.2%
U.S. Government and U.S. Government Agency Obligations	40.1%
Asset-Backed Securities	0.3%
CMOs and Other Mortgage Related Securities	6.5%
Municipal Bonds	2.5%
Other Investments	1.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments - 9.1%

 ** Futures and Swaps - (0.8)%

As of August 31, 2015*,**
Corporate Bonds	45.5%
U.S. Government and U.S. Government Agency Obligations	42.3%
Asset-Backed Securities	0.4%
CMOs and Other Mortgage Related Securities	6.8%
Municipal Bonds	2.3%
Other Investments	1.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 8.5%

 ** Futures and Swaps - (0.7)%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 47.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 4.1%
Automobiles - 1.0%
General Motors Co.:
3.5% 10/2/18	$15,850,000	$15,895,965
6.25% 10/2/43	2,624,000	2,567,949
6.6% 4/1/36	11,647,000	11,971,497
6.75% 4/1/46	19,526,000	20,415,175
General Motors Financial Co., Inc.:
2.4% 4/10/18	31,716,000	31,159,321
2.625% 7/10/17	5,075,000	5,053,852
3% 9/25/17	11,621,000	11,631,250
3.2% 7/13/20	26,000,000	25,133,420
3.25% 5/15/18	8,305,000	8,283,332
3.5% 7/10/19	18,875,000	18,872,452
4.2% 3/1/21	27,410,000	27,451,142
4.25% 5/15/23	9,285,000	9,053,804
4.375% 9/25/21	41,737,000	41,979,534
4.75% 8/15/17	8,785,000	9,003,017
		238,471,710
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	2,684,000	2,720,521
4.25% 6/15/23	18,902,000	20,043,265
		22,763,786
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	4,768,000	4,906,515
3.7% 1/30/26	12,567,000	13,117,284
4.7% 12/9/35	6,487,000	6,714,830
4.875% 12/9/45	10,181,000	10,698,103
		35,436,732
Media - 2.9%
21st Century Fox America, Inc.:
6.15% 3/1/37	8,831,000	9,374,910
6.15% 2/15/41	44,925,000	48,436,338
7.75% 12/1/45	10,133,000	12,772,008
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	26,167,000	26,577,743
4.908% 7/23/25 (a)	25,893,000	26,503,065
6.484% 10/23/45 (a)	25,889,000	27,193,987
Comcast Corp.:
3.6% 3/1/24	43,000,000	45,564,606
4.6% 8/15/45	51,872,000	54,819,990
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	16,408,000	18,354,842
Discovery Communications LLC:
3.25% 4/1/23	3,681,000	3,381,013
6.35% 6/1/40	10,151,000	9,771,545
NBCUniversal, Inc. 5.15% 4/30/20	28,753,000	32,366,303
Thomson Reuters Corp.:
1.3% 2/23/17	8,556,000	8,526,747
3.85% 9/29/24	18,774,000	19,193,993
Time Warner Cable, Inc.:
4% 9/1/21	38,151,000	38,901,850
4.5% 9/15/42	32,190,000	26,305,668
5.5% 9/1/41	14,842,000	13,213,847
5.85% 5/1/17	7,927,000	8,231,333
5.875% 11/15/40	9,556,000	8,891,352
6.55% 5/1/37	40,036,000	40,332,627
6.75% 7/1/18	23,280,000	25,368,100
7.3% 7/1/38	30,237,000	31,909,318
8.25% 4/1/19	42,627,000	48,737,751
Time Warner, Inc.:
3.6% 7/15/25	9,728,000	9,576,905
4.9% 6/15/42	21,000,000	18,425,022
6.2% 3/15/40	15,555,000	16,505,737
6.5% 11/15/36	6,573,000	7,079,174
Viacom, Inc.:
2.5% 9/1/18	3,555,000	3,537,655
3.5% 4/1/17	15,103,000	15,252,641
		655,106,070

TOTAL CONSUMER DISCRETIONARY		951,778,298

CONSUMER STAPLES - 3.2%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	51,141,000	52,050,850
3.3% 2/1/23	55,080,000	56,621,249
4.7% 2/1/36	52,149,000	54,682,972
4.9% 2/1/46	59,642,000	63,930,439
Heineken NV 1.4% 10/1/17 (a)	12,431,000	12,426,848
SABMiller Holdings, Inc. 3.75% 1/15/22 (a)	16,792,000	17,638,099
		257,350,457
Food & Staples Retailing - 0.5%
CVS Health Corp.:
1.9% 7/20/18	23,965,000	24,061,675
2.25% 12/5/18	18,014,000	18,200,553
2.8% 7/20/20	23,157,000	23,713,995
3.5% 7/20/22	13,624,000	14,230,581
4% 12/5/23	18,015,000	19,452,489
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	6,303,000	6,295,014
2.7% 11/18/19	14,218,000	14,295,659
		120,249,966
Food Products - 0.1%
ConAgra Foods, Inc. 1.9% 1/25/18	8,922,000	8,914,434
Tobacco - 1.5%
Altria Group, Inc.:
2.85% 8/9/22	31,563,000	31,715,071
4.25% 8/9/42	26,526,000	25,302,117
9.25% 8/6/19	1,547,000	1,894,682
Imperial Tobacco Finance PLC:
2.05% 7/20/18 (a)	13,299,000	13,235,045
2.95% 7/21/20 (a)	24,400,000	24,748,505
3.75% 7/21/22 (a)	26,649,000	27,354,612
4.25% 7/21/25 (a)	25,864,000	26,924,010
Philip Morris International, Inc. 5.65% 5/16/18	2,251,000	2,456,507
Reynolds American, Inc.:
2.3% 6/12/18	11,475,000	11,597,656
3.25% 6/12/20	5,106,000	5,310,133
4% 6/12/22	17,554,000	18,951,351
4.45% 6/12/25	38,654,000	41,981,336
5.7% 8/15/35	6,607,000	7,459,838
5.85% 8/15/45	50,684,000	59,497,745
6.15% 9/15/43	11,136,000	13,198,120
6.75% 6/15/17	10,391,000	11,154,531
7.25% 6/15/37	15,680,000	19,655,068
		342,436,327

TOTAL CONSUMER STAPLES		728,951,184

ENERGY - 7.1%
Energy Equipment & Services - 0.7%
DCP Midstream LLC:
4.75% 9/30/21 (a)	21,176,000	14,370,605
5.35% 3/15/20 (a)	39,799,000	29,970,955
6.75% 9/15/37 (a)	2,991,000	1,546,885
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	13,430,000	12,524,966
6.5% 4/1/20	2,078,000	2,097,253
Ensco PLC:
5.2% 3/15/25	32,677,000	16,665,270
5.75% 10/1/44	12,542,000	5,907,282
Halliburton Co.:
3.8% 11/15/25	12,900,000	12,210,921
4.85% 11/15/35	11,266,000	9,847,475
5% 11/15/45	15,435,000	13,678,775
Noble Holding International Ltd.:
4% 3/16/18	1,918,000	1,534,400
5.95% 4/1/25	32,232,000	16,283,929
6.95% 4/1/45	11,807,000	5,431,220
Transocean, Inc. 5.55% 12/15/16 (b)	13,734,000	13,596,660
		155,666,596
Oil, Gas & Consumable Fuels - 6.4%
Anadarko Petroleum Corp. 6.375% 9/15/17	62,765,000	63,771,123
BP Capital Markets PLC:
1.674% 2/13/18	25,503,000	25,188,012
2.315% 2/13/20	51,007,000	49,960,285
3.535% 11/4/24	26,060,000	24,906,272
3.814% 2/10/24	22,007,000	21,864,791
4.5% 10/1/20	9,929,000	10,494,079
4.742% 3/11/21	12,000,000	12,790,980
Canadian Natural Resources Ltd. 1.75% 1/15/18	10,142,000	9,268,804
Cenovus Energy, Inc. 5.7% 10/15/19	26,560,000	23,438,217
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (a)	4,897,000	4,698,348
3.3% 6/1/20 (a)	23,925,000	22,403,059
4.5% 6/1/25 (a)	7,318,000	6,654,257
5.8% 6/1/45 (a)	9,183,000	7,771,867
ConocoPhillips Co. 5.75% 2/1/19	12,956,000	13,526,971
DCP Midstream Operating LP:
2.5% 12/1/17	11,492,000	10,489,185
2.7% 4/1/19	2,202,000	1,805,984
3.875% 3/15/23	38,871,000	28,008,033
Duke Energy Field Services 6.45% 11/3/36 (a)	7,882,000	4,259,449
El Paso Corp. 6.5% 9/15/20	21,920,000	22,142,948
El Paso Natural Gas Co. 5.95% 4/15/17	1,304,000	1,319,327
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	16,015,000	15,503,497
Enable Midstream Partners LP:
2.4% 5/15/19	6,935,000	5,342,675
3.9% 5/15/24	7,314,000	4,672,395
Enbridge Energy Partners LP:
4.2% 9/15/21	24,752,000	21,902,352
4.375% 10/15/20	16,600,000	15,357,208
Enterprise Products Operating LP:
2.55% 10/15/19	4,990,000	4,829,227
3.75% 2/15/25	16,764,000	15,898,961
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (a)	9,551,000	9,662,221
Kinder Morgan Energy Partners LP 3.95% 9/1/22	12,247,000	11,072,464
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	20,753,039
Motiva Enterprises LLC 5.75% 1/15/20 (a)	6,844,000	7,049,888
MPLX LP 4% 2/15/25	3,838,000	2,910,931
Nakilat, Inc. 6.067% 12/31/33 (a)	5,435,000	5,924,150
Petro-Canada 6.05% 5/15/18	2,920,000	2,987,350
Petrobras Global Finance BV:
3% 1/15/19	2,773,000	2,197,603
3.25% 3/17/17	44,873,000	43,481,937
4.375% 5/20/23	69,514,000	47,373,791
4.875% 3/17/20	47,054,000	36,001,015
5.625% 5/20/43	47,507,000	27,599,192
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	81,955,000	61,466,250
5.75% 1/20/20	37,518,000	30,014,400
7.875% 3/15/19	14,377,000	12,975,243
Petroleos Mexicanos:
3.125% 1/23/19	3,563,000	3,464,269
3.5% 7/18/18	34,560,000	34,300,800
3.5% 7/23/20 (a)	22,730,000	21,423,025
3.5% 1/30/23	28,927,000	25,036,319
4.5% 1/23/26 (a)	25,619,000	22,800,910
4.875% 1/24/22	17,019,000	16,329,731
4.875% 1/18/24	25,208,000	23,375,378
5.5% 1/21/21	21,149,000	21,356,260
5.5% 6/27/44	92,634,000	71,170,702
5.625% 1/23/46 (a)	24,828,000	19,272,735
6% 3/5/20	10,740,000	11,046,090
6.375% 1/23/45	22,458,000	19,481,192
6.5% 6/2/41	47,555,000	41,553,559
6.875% 8/4/26 (a)	20,000,000	20,710,000
8% 5/3/19	13,934,000	15,222,895
Phillips 66 Co. 4.3% 4/1/22	21,152,000	21,573,263
Phillips 66 Partners LP 2.646% 2/15/20	2,101,000	1,950,033
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	23,890,000	19,679,507
3.85% 10/15/23	20,000,000	16,234,540
6.125% 1/15/17	5,000,000	5,000,000
Shell International Finance BV:
3.25% 5/11/25	26,300,000	25,622,459
4.375% 5/11/45	26,300,000	24,397,853
Southwestern Energy Co.:
3.3% 1/23/18	9,962,000	7,172,640
4.05% 1/23/20	18,075,000	11,658,375
4.95% 1/23/25	13,262,000	7,625,650
Spectra Energy Capital, LLC 5.65% 3/1/20	15,101,000	15,081,052
Spectra Energy Partners, LP:
2.95% 6/15/16	3,790,000	3,794,400
2.95% 9/25/18	4,862,000	4,786,790
4.6% 6/15/21	4,954,000	5,063,320
Suncor Energy, Inc. 6.1% 6/1/18	9,550,000	9,799,255
The Williams Companies, Inc.:
3.7% 1/15/23	18,174,000	13,448,760
4.55% 6/24/24	86,182,000	64,636,500
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,800,000	2,802,050
Western Gas Partners LP:
2.6% 8/15/18	26,355,000	23,031,371
5.375% 6/1/21	29,916,000	25,555,384
Williams Partners LP:
4.125% 11/15/20	4,302,000	3,530,802
4.3% 3/4/24	17,006,000	13,293,369
		1,462,019,018

TOTAL ENERGY		1,617,685,614

FINANCIALS - 22.1%
Banks - 8.8%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (a)	28,250,000	28,179,375
4% 4/14/19 (a)	24,345,000	22,397,400
5.75% 9/26/23 (a)	25,847,000	22,551,508
Bank of America Corp.:
2.25% 4/21/20	682,000	668,441
2.6% 1/15/19	45,756,000	45,972,243
3.3% 1/11/23	4,718,000	4,715,594
3.875% 3/22/17	52,391,000	53,591,435
3.875% 8/1/25	14,423,000	14,802,354
3.95% 4/21/25	36,572,000	35,409,632
4% 1/22/25	57,109,000	55,547,754
4.1% 7/24/23	26,666,000	27,768,372
4.2% 8/26/24	36,930,000	36,972,876
4.25% 10/22/26	24,664,000	24,430,925
4.45% 3/3/26	25,446,000	25,446,000
5.65% 5/1/18	16,400,000	17,507,541
5.75% 12/1/17	32,792,000	34,777,392
5.875% 1/5/21	9,805,000	11,065,246
Barclays PLC:
2.75% 11/8/19	20,644,000	20,271,995
3.25% 1/12/21	24,010,000	23,147,705
4.375% 1/12/26	32,341,000	31,209,938
Capital One NA 2.95% 7/23/21	31,087,000	30,834,729
Citigroup, Inc.:
1.7% 4/27/18	159,351,000	157,656,940
1.85% 11/24/17	50,965,000	50,801,097
2.4% 2/18/20	81,119,000	80,399,799
2.5% 7/29/19	70,347,000	70,516,677
4.05% 7/30/22	10,740,000	10,945,080
4.4% 6/10/25	52,520,000	52,366,957
5.5% 9/13/25	11,022,000	11,808,199
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	24,215,000	24,796,426
Credit Suisse AG 6% 2/15/18	27,227,000	28,825,198
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	26,632,000	25,752,132
3.75% 3/26/25	26,750,000	25,270,404
3.8% 9/15/22	38,070,000	37,310,770
Discover Bank:
4.2% 8/8/23	35,498,000	36,065,826
7% 4/15/20	9,043,000	10,196,200
Fifth Third Bancorp:
4.5% 6/1/18	2,562,000	2,696,162
8.25% 3/1/38	12,528,000	17,642,268
HBOS PLC 6.75% 5/21/18 (a)	4,594,000	4,939,974
HSBC Holdings PLC 4.25% 3/14/24	12,220,000	12,028,183
HSBC U.S.A., Inc. 1.625% 1/16/18	21,531,000	21,419,082
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	5,290,951
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	36,404,000	34,686,459
JPMorgan Chase & Co.:
1.625% 5/15/18	26,730,000	26,599,103
2.2% 10/22/19	22,906,000	22,892,898
2.35% 1/28/19	21,611,000	21,825,338
3.25% 9/23/22	53,888,000	54,766,159
3.875% 9/10/24	58,432,000	58,714,752
4.125% 12/15/26	75,621,000	76,719,395
4.25% 10/15/20	40,500,000	43,303,086
4.35% 8/15/21	37,606,000	40,774,682
4.625% 5/10/21	10,326,000	11,281,981
4.95% 3/25/20	8,235,000	8,969,653
Rabobank Nederland 4.375% 8/4/25	39,970,000	40,196,390
Regions Bank 6.45% 6/26/37	40,184,000	48,165,386
Regions Financial Corp. 2% 5/15/18	28,255,000	28,004,463
Royal Bank of Canada 4.65% 1/27/26	27,981,000	28,223,679
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	45,938,000	44,000,886
6% 12/19/23	30,612,000	30,924,793
6.1% 6/10/23	35,599,000	36,043,988
6.125% 12/15/22	71,538,000	75,091,722
Wachovia Corp.:
5.75% 6/15/17	2,050,000	2,159,286
5.75% 2/1/18	4,000,000	4,301,468
Wells Fargo & Co. 4.48% 1/16/24	16,709,000	17,760,113
		2,009,402,460
Capital Markets - 3.9%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	28,809,000	28,321,004
4.25% 2/15/24	21,448,000	22,101,928
Deutsche Bank AG 4.5% 4/1/25	67,755,000	57,431,442
Deutsche Bank AG London Branch 1.875% 2/13/18	51,007,000	49,750,800
Goldman Sachs Group, Inc.:
1.748% 9/15/17	80,000,000	79,940,240
2.55% 10/23/19	24,803,000	24,847,943
2.6% 4/23/20	20,000,000	19,910,620
2.625% 1/31/19	94,162,000	94,878,008
2.9% 7/19/18	39,857,000	40,414,281
5.25% 7/27/21	17,979,000	19,943,655
6% 6/15/20	16,000,000	17,958,656
Lazard Group LLC:
4.25% 11/14/20	20,221,000	20,748,809
6.85% 6/15/17	1,877,000	1,973,478
Merrill Lynch & Co., Inc. 6.875% 4/25/18	9,961,000	10,879,584
Morgan Stanley:
1.875% 1/5/18	25,133,000	25,070,394
2.125% 4/25/18	26,580,000	26,572,318
2.8% 6/16/20	40,000,000	40,147,640
3.75% 2/25/23	29,016,000	29,684,674
3.875% 4/29/24	50,000,000	51,381,050
4.1% 5/22/23	20,000,000	20,166,360
4.875% 11/1/22	39,633,000	41,785,983
5% 11/24/25	6,349,000	6,681,846
5.625% 9/23/19	16,919,000	18,568,399
5.75% 1/25/21	26,624,000	29,925,243
7.3% 5/13/19	22,127,000	25,305,322
UBS AG Stamford Branch:
1.375% 6/1/17	19,567,000	19,517,652
1.8% 3/26/18	39,521,000	39,542,499
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	27,816,000	27,673,916
		891,123,744
Consumer Finance - 1.2%
Discover Financial Services:
3.75% 3/4/25	20,000,000	18,878,500
3.85% 11/21/22	38,277,000	37,787,552
3.95% 11/6/24	16,412,000	16,068,809
5.2% 4/27/22	16,852,000	17,721,058
6.45% 6/12/17	16,773,000	17,589,845
Ford Motor Credit Co. LLC:
1.5% 1/17/17	17,207,000	17,133,474
2.24% 6/15/18	29,329,000	28,904,961
2.875% 10/1/18	27,070,000	27,083,887
General Electric Capital Corp.:
4.625% 1/7/21	6,275,000	7,012,212
4.65% 10/17/21	2,539,000	2,874,912
6% 8/7/19	6,299,000	7,247,900
Hyundai Capital America:
1.45% 2/6/17 (a)	29,291,000	29,193,461
2.125% 10/2/17 (a)	8,655,000	8,662,002
2.875% 8/9/18 (a)	12,509,000	12,603,005
Synchrony Financial:
1.875% 8/15/17	5,478,000	5,418,219
3% 8/15/19	8,044,000	8,056,878
3.75% 8/15/21	12,146,000	12,214,236
4.25% 8/15/24	12,226,000	12,238,165
		286,689,076
Diversified Financial Services - 0.6%
Brixmor Operating Partnership LP:
3.85% 2/1/25	22,346,000	19,502,673
3.875% 8/15/22	17,670,000	16,432,658
GE Capital International Funding Co. 2.342% 11/15/20 (a)	59,618,000	60,222,050
General Electric Capital Corp. 5.3% 2/11/21	5,612,000	6,348,098
ING U.S., Inc. 5.5% 7/15/22	17,487,000	19,399,378
IntercontinentalExchange, Inc.:
2.75% 12/1/20	8,512,000	8,652,482
3.75% 12/1/25	15,218,000	15,670,562
		146,227,901
Insurance - 2.7%
ACE INA Holdings, Inc.:
2.875% 11/3/22	15,579,000	15,857,615
3.35% 5/3/26	12,557,000	12,856,183
AIA Group Ltd. 2.25% 3/11/19 (a)	5,074,000	5,076,968
American International Group, Inc.:
2.3% 7/16/19	10,789,000	10,701,372
3.3% 3/1/21	11,928,000	12,059,625
3.875% 1/15/35	29,736,000	25,143,542
4.875% 6/1/22	26,181,000	27,935,415
Aon Corp. 5% 9/30/20	5,687,000	6,274,166
Five Corners Funding Trust 4.419% 11/15/23 (a)	24,590,000	25,451,560
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (a)(b)	11,133,000	10,910,340
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	27,603,000	30,572,614
5.375% 3/15/17	546,000	565,812
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	23,174,000	24,997,956
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	14,415,288
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (a)	49,265,000	45,489,084
5.375% 12/1/41 (a)	2,864,000	3,144,065
MetLife, Inc.:
1.903% 12/15/17 (b)	5,102,000	5,104,138
3.048% 12/15/22 (b)	21,302,000	21,261,782
4.368% 9/15/23	23,681,000	25,461,338
4.75% 2/8/21	6,004,000	6,579,964
Metropolitan Life Global Funding I:
1.875% 6/22/18 (a)	22,959,000	22,878,712
3% 1/10/23 (a)	15,204,000	15,078,932
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	11,401,000	15,887,784
Pacific LifeCorp:
5.125% 1/30/43 (a)	30,812,000	30,654,982
6% 2/10/20 (a)	17,699,000	19,803,199
Pricoa Global Funding I:
1.6% 5/29/18 (a)	4,564,000	4,537,579
5.375% 5/15/45 (b)	27,275,000	25,706,688
Prudential Financial, Inc.:
2.3% 8/15/18	3,901,000	3,911,431
4.5% 11/16/21	12,469,000	13,546,222
7.375% 6/15/19	3,820,000	4,404,915
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	29,603,000	30,104,208
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	7,063,000	7,098,590
4.125% 11/1/24 (a)	10,239,000	10,516,753
Unum Group:
3.875% 11/5/25	25,368,000	24,059,366
5.625% 9/15/20	18,528,000	20,287,512
5.75% 8/15/42	30,555,000	32,007,432
		610,343,132
Real Estate Investment Trusts - 2.9%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	4,816,000	4,791,467
4.6% 4/1/22	6,540,000	6,971,202
American Campus Communities Operating Partnership LP 3.75% 4/15/23	7,324,000	7,328,328
AvalonBay Communities, Inc.:
3.625% 10/1/20	12,415,000	12,969,851
4.2% 12/15/23	20,000,000	21,496,140
Boston Properties, Inc. 3.85% 2/1/23	27,063,000	27,910,153
Camden Property Trust:
2.95% 12/15/22	12,066,000	11,853,482
4.25% 1/15/24	20,255,000	21,624,481
Corporate Office Properties LP 5% 7/1/25	12,342,000	12,448,882
DDR Corp.:
3.625% 2/1/25	12,010,000	11,424,957
4.25% 2/1/26	9,452,000	9,383,104
4.625% 7/15/22	19,208,000	19,958,149
4.75% 4/15/18	21,321,000	22,176,484
7.5% 4/1/17	9,638,000	10,172,302
Digital Delta Holdings LLC:
3.4% 10/1/20 (a)	26,061,000	26,517,745
4.75% 10/1/25 (a)	18,728,000	18,955,339
Duke Realty LP:
3.625% 4/15/23	22,930,000	22,885,470
3.75% 12/1/24	9,068,000	9,029,416
3.875% 10/15/22	20,422,000	21,025,470
4.375% 6/15/22	13,477,000	14,198,451
5.95% 2/15/17	828,000	859,597
6.5% 1/15/18	12,019,000	12,953,321
6.75% 3/15/20	1,066,000	1,222,074
8.25% 8/15/19	5,060,000	5,997,522
Equity One, Inc.:
3.75% 11/15/22	30,646,000	30,642,353
6% 9/15/17	4,090,000	4,313,866
ERP Operating LP:
2.375% 7/1/19	14,895,000	14,966,034
4.625% 12/15/21	31,142,000	34,420,381
4.75% 7/15/20	31,427,000	34,133,336
5.75% 6/15/17	10,646,000	11,167,760
Federal Realty Investment Trust 5.9% 4/1/20	3,969,000	4,551,792
Health Care REIT, Inc.:
2.25% 3/15/18	10,222,000	10,195,137
4% 6/1/25	16,821,000	16,521,923
4.7% 9/15/17	3,736,000	3,890,868
HRPT Properties Trust:
6.25% 6/15/17	861,000	886,410
6.65% 1/15/18	3,483,000	3,667,561
Lexington Corporate Properties Trust 4.4% 6/15/24	7,941,000	8,029,566
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	7,527,000	7,447,372
4.5% 4/1/27	73,646,000	69,570,799
4.95% 4/1/24	7,519,000	7,687,358
5.25% 1/15/26	29,837,000	30,212,439
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,631,000	5,453,815
5% 12/15/23	4,225,000	4,379,673
Weingarten Realty Investors 3.375% 10/15/22	4,634,000	4,617,735
WP Carey, Inc. 4% 2/1/25	30,215,000	28,558,855
		669,468,420
Real Estate Management & Development - 2.0%
Brandywine Operating Partnership LP:
3.95% 2/15/23	24,708,000	24,547,596
4.1% 10/1/24	24,424,000	24,089,977
4.55% 10/1/29	22,620,000	22,576,999
4.95% 4/15/18	19,325,000	20,192,596
5.7% 5/1/17	6,890,000	7,156,643
Digital Realty Trust LP:
3.95% 7/1/22	17,345,000	17,455,418
5.25% 3/15/21	10,656,000	11,668,224
Essex Portfolio LP 5.5% 3/15/17	8,105,000	8,408,613
Liberty Property LP:
3.375% 6/15/23	12,723,000	12,409,518
3.75% 4/1/25	17,751,000	17,700,072
4.125% 6/15/22	11,558,000	11,930,017
4.4% 2/15/24	32,513,000	33,784,941
4.75% 10/1/20	17,245,000	18,598,008
5.5% 12/15/16	4,865,000	5,004,543
6.625% 10/1/17	12,549,000	13,355,110
Mack-Cali Realty LP:
2.5% 12/15/17	17,302,000	17,141,091
3.15% 5/15/23	41,165,000	35,659,099
4.5% 4/18/22	7,126,000	6,937,931
7.75% 8/15/19	2,973,000	3,263,878
Mid-America Apartments LP:
4% 11/15/25	6,179,000	6,308,314
4.3% 10/15/23	5,535,000	5,853,323
6.05% 9/1/16	3,862,000	3,938,923
Post Apartment Homes LP 3.375% 12/1/22	4,560,000	4,554,861
Prime Property Funding, Inc. 5.7% 4/15/17 (a)	2,366,000	2,439,339
Regency Centers LP 5.875% 6/15/17	3,320,000	3,487,926
Tanger Properties LP:
3.75% 12/1/24	17,037,000	17,335,710
3.875% 12/1/23	10,722,000	10,998,381
6.125% 6/1/20	24,577,000	27,946,605
Ventas Realty LP:
3.5% 2/1/25	7,197,000	6,974,023
4.125% 1/15/26	8,443,000	8,561,506
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	15,576,000	15,496,282
4% 4/30/19	8,644,000	9,027,647
Washington Prime Group LP 3.85% 4/1/20	20,000,000	20,607,440
		455,410,554

TOTAL FINANCIALS		5,068,665,287

HEALTH CARE - 2.2%
Biotechnology - 0.9%
AbbVie, Inc.:
1.75% 11/6/17	24,562,000	24,548,073
2.9% 11/6/22	25,191,000	25,005,418
3.6% 5/14/25	37,733,000	38,465,586
4.5% 5/14/35	36,362,000	36,132,701
4.7% 5/14/45	36,299,000	36,281,685
Amgen, Inc.:
1.25% 5/22/17	23,000,000	22,951,240
2.2% 5/22/19	24,334,000	24,646,984
		208,031,687
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19	7,549,000	7,707,635
Health Care Providers & Services - 0.5%
Express Scripts Holding Co. 4.75% 11/15/21	36,410,000	38,988,775
Medco Health Solutions, Inc. 4.125% 9/15/20	11,062,000	11,587,003
UnitedHealth Group, Inc.:
2.75% 2/15/23	4,066,000	4,089,314
3.35% 7/15/22	9,392,000	9,819,740
4.625% 7/15/35	18,496,000	19,859,914
WellPoint, Inc. 3.3% 1/15/23	21,022,000	20,692,354
		105,037,100
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	6,468,000	6,445,077
2.4% 2/1/19	4,078,000	4,091,298
		10,536,375
Pharmaceuticals - 0.7%
Actavis Funding SCS:
3% 3/12/20	22,207,000	22,589,227
3.45% 3/15/22	25,461,000	26,016,075
Bayer U.S. Finance LLC:
2.375% 10/8/19 (a)	17,401,000	17,649,521
3.375% 10/8/24 (a)	5,667,000	5,880,782
Mylan, Inc. 1.35% 11/29/16	8,049,000	7,993,430
Perrigo Co. PLC:
1.3% 11/8/16	7,040,000	6,999,189
2.3% 11/8/18	7,532,000	7,410,539
Perrigo Finance PLC:
3.5% 12/15/21	6,081,000	6,026,460
3.9% 12/15/24	9,061,000	8,837,529
4.9% 12/15/44	3,975,000	3,820,126
Pfizer, Inc. 6.2% 3/15/19	10,000,000	11,297,920
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	8,155,000	8,162,005
Zoetis, Inc.:
1.875% 2/1/18	3,884,000	3,842,162
3.25% 2/1/23	33,171,000	31,893,485
		168,418,450

TOTAL HEALTH CARE		499,731,247

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (a)	15,580,000	15,925,860
6.375% 6/1/19 (a)	9,485,000	10,664,830
		26,590,690
Airlines - 0.0%
Continental Airlines, Inc.:
6.545% 8/2/20	636,441	674,627
6.648% 3/15/19	1,055,929	1,073,035
6.795% 2/2/20	46,365	48,104
6.9% 7/2/19	197,599	200,938
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	2,309,905	2,365,111
8.36% 1/20/19	3,921,788	4,046,893
		8,408,708
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17	8,512,000	9,116,692
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18	11,932,000	11,648,615
2.625% 9/4/18	24,956,000	24,215,431
3.75% 2/1/22	25,484,000	23,678,713
3.875% 4/1/21	22,238,000	21,515,265
4.25% 9/15/24	19,743,000	18,311,633
4.75% 3/1/20	19,421,000	19,760,868
		119,130,525
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,599,000	2,819,915

TOTAL INDUSTRIALS		166,066,530

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Components - 0.1%
Amphenol Corp. 3.125% 9/15/21	7,717,000	7,770,726
Tyco Electronics Group SA:
2.375% 12/17/18	4,946,000	4,967,960
6.55% 10/1/17	3,075,000	3,301,594
		16,040,280
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	24,710,000	24,643,530
4.9% 10/15/25 (a)	24,958,000	23,677,255
6.35% 10/15/45 (a)	25,046,000	21,363,437
		69,684,222

TOTAL INFORMATION TECHNOLOGY		85,724,502

MATERIALS - 0.7%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	19,768,000	20,885,090
4.25% 11/15/20	6,609,000	7,049,450
		27,934,540
Metals & Mining - 0.6%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	10,050,000	9,924,375
6.75% 10/19/75 (a)(b)	24,962,000	24,244,343
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (a)	22,911,000	23,027,777
4.875% 11/4/44 (a)	10,724,000	9,268,292
Freeport-McMoRan, Inc. 2.3% 11/14/17	16,405,000	15,010,575
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	27,416,000	26,703,074
Vale Overseas Ltd.:
4.375% 1/11/22	22,000,000	16,940,000
6.25% 1/23/17	3,240,000	3,266,244
		128,384,680

TOTAL MATERIALS		156,319,220

TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.:
2.45% 6/30/20	18,005,000	17,934,078
3% 6/30/22	46,645,000	46,240,215
3.4% 5/15/25	51,500,000	50,504,814
4.75% 5/15/46	49,954,000	45,441,955
4.8% 6/15/44	13,400,000	12,271,908
6.3% 1/15/38	40,737,000	44,083,463
BellSouth Capital Funding Corp. 7.875% 2/15/30	193,000	229,051
CenturyLink, Inc.:
5.15% 6/15/17	1,983,000	2,032,575
6% 4/1/17	4,959,000	5,117,688
6.15% 9/15/19	12,036,000	12,366,990
Embarq Corp. 7.995% 6/1/36	7,935,000	7,538,250
Verizon Communications, Inc.:
1.35% 6/9/17	35,777,000	35,758,432
2.625% 2/21/20	36,216,000	36,716,469
4.5% 9/15/20	64,976,000	70,663,284
5.012% 8/21/54	134,559,000	125,147,540
6.35% 4/1/19	7,155,000	8,082,760
6.4% 9/15/33	26,916,000	31,369,764
6.55% 9/15/43	109,182,000	132,395,622
		683,894,858
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 3.125% 7/16/22	16,205,000	16,231,203

TOTAL TELECOMMUNICATION SERVICES		700,126,061

UTILITIES - 3.7%
Electric Utilities - 2.3%
AmerenUE 6.4% 6/15/17	5,870,000	6,224,924
American Electric Power Co., Inc.:
1.65% 12/15/17	10,104,000	10,034,545
2.95% 12/15/22	9,568,000	9,537,641
American Transmission Systems, Inc. 5% 9/1/44 (a)	1,680,000	1,685,628
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	15,117,000	16,935,696
6.4% 9/15/20 (a)	34,900,000	39,845,295
Edison International 3.75% 9/15/17	9,811,000	10,106,831
Eversource Energy:
1.45% 5/1/18	7,067,000	6,982,655
2.8% 5/1/23	32,099,000	31,435,835
Exelon Corp.:
1.55% 6/9/17	5,071,000	5,046,416
2.85% 6/15/20	7,468,000	7,531,366
FirstEnergy Corp.:
2.75% 3/15/18	61,557,000	62,184,204
4.25% 3/15/23	66,372,000	69,285,731
7.375% 11/15/31	30,718,000	38,177,068
FirstEnergy Solutions Corp. 6.05% 8/15/21	48,231,000	51,231,643
IPALCO Enterprises, Inc. 3.45% 7/15/20	42,035,000	41,877,369
LG&E and KU Energy LLC 3.75% 11/15/20	2,232,000	2,343,200
Nevada Power Co. 6.5% 5/15/18	15,159,000	16,691,166
NV Energy, Inc. 6.25% 11/15/20	7,075,000	8,183,171
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,123,201
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	15,769,345
Progress Energy, Inc. 4.4% 1/15/21	40,776,000	43,504,322
TECO Finance, Inc. 5.15% 3/15/20	11,097,000	12,078,885
		511,816,137
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (a)	2,827,000	2,859,454
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	6,274,285
Texas Eastern Transmission LP 6% 9/15/17 (a)	12,691,000	13,327,200
		22,460,939
Multi-Utilities - 1.3%
Berkshire Hathaway Energy Co.:
1.1% 5/15/17	37,668,000	37,558,650
2% 11/15/18	29,001,000	29,049,867
Dominion Resources, Inc.:
2.9031% 9/30/66 (b)	66,502,000	44,692,736
7.5% 6/30/66 (b)	7,991,000	6,692,463
NiSource Finance Corp.:
5.25% 2/15/43	23,297,000	25,567,502
5.45% 9/15/20	21,013,000	23,258,575
5.8% 2/1/42	11,523,000	13,245,320
5.95% 6/15/41	21,763,000	25,444,103
6.4% 3/15/18	4,848,000	5,257,850
6.8% 1/15/19	6,774,000	7,554,419
PG&E Corp. 2.4% 3/1/19	3,334,000	3,367,617
Puget Energy, Inc.:
6% 9/1/21	26,400,000	30,068,544
6.5% 12/15/20	8,451,000	9,860,255
Sempra Energy:
2.3% 4/1/17	24,264,000	24,421,959
2.875% 10/1/22	9,886,000	9,570,024
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	13,102,000	9,695,480
		305,305,364

TOTAL UTILITIES		839,582,440

TOTAL NONCONVERTIBLE BONDS
(Cost $10,965,963,575)		10,814,630,383

U.S. Government and Government Agency Obligations - 16.1%
U.S. Treasury Inflation-Protected Obligations - 5.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$130,435,280	$121,439,839
1.375% 2/15/44	260,090,884	281,508,838
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	358,645,000	353,446,625
0.25% 1/15/25	25,000,000	24,789,602
0.375% 7/15/25	328,928,000	330,356,187
0.625% 1/15/26	200,000,000	205,329,599

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,316,870,690

U.S. Treasury Obligations - 10.3%
U.S. Treasury Bonds:
3% 5/15/45	550,561,000	594,455,577
3% 11/15/45	52,310,000	56,533,614
U.S. Treasury Notes:
1% 5/15/18	1,245,283,000	1,249,807,108
1.125% 6/15/18	50,000,000	50,337,900
1.75% 12/31/20	295,223,000	302,373,006
2.25% 11/15/25	108,860,000	113,737,472

TOTAL U.S. TREASURY OBLIGATIONS		2,367,244,677

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,631,668,408)		3,684,115,367

U.S. Government Agency - Mortgage Securities - 21.2%
Fannie Mae - 11.1%
1.875% 10/1/34 (b)	3,049	3,137
1.93% 2/1/33 (b)	49,213	50,801
1.975% 10/1/33 (b)	71,839	74,140
1.98% 7/1/35 (b)	72,783	75,406
1.981% 1/1/35 (b)	592,995	612,814
1.988% 3/1/35 (b)	96,885	100,254
2.005% 1/1/35 (b)	6,700	6,924
2.011% 12/1/34 (b)	194,984	201,726
2.048% 10/1/33 (b)	67,228	69,584
2.07% 4/1/37 (b)	211,831	220,875
2.115% 10/1/35 (b)	46,050	47,776
2.175% 3/1/35 (b)	18,181	18,788
2.19% 3/1/37 (b)	56,890	59,669
2.23% 7/1/34 (b)	122,529	127,615
2.24% 12/1/34 (b)	23,824	24,841
2.26% 1/1/35 (b)	400,586	417,012
2.302% 6/1/36 (b)	292,429	306,175
2.315% 9/1/36 (b)	168,620	176,493
2.317% 5/1/36 (b)	391,221	409,098
2.385% 3/1/33 (b)	210,672	220,148
2.391% 9/1/36 (b)	156,194	163,789
2.446% 5/1/35 (b)	491,347	516,017
2.45% 11/1/36 (b)	641,133	674,487
2.458% 3/1/35 (b)	201,338	212,794
2.46% 9/1/35 (b)	190,058	199,660
2.472% 7/1/35 (b)	380,618	399,956
2.476% 6/1/47 (b)	315,881	333,013
2.489% 12/1/33 (b)	1,780,999	1,879,155
2.5% 3/1/27 to 8/1/43	65,021,074	66,093,890
2.5% 3/1/31 (c)	24,500,000	25,120,159
2.525% 5/1/36 (b)	362,909	384,042
2.555% 6/1/36 (b)	713,609	754,975
2.557% 3/1/40 (b)	888,753	937,471
2.557% 6/1/42 (b)	2,799,440	2,883,745
2.559% 10/1/33 (b)	280,009	295,856
2.628% 7/1/37 (b)	261,482	276,802
2.633% 9/1/36 (b)	786,053	833,406
2.685% 12/1/39 (b)	518,720	548,496
2.689% 2/1/42 (b)	3,220,285	3,348,072
2.696% 7/1/34 (b)	448,241	475,560
2.728% 5/1/35 (b)	168,331	178,852
2.761% 1/1/42 (b)	2,766,919	2,879,541
2.78% 9/1/37 (b)	69,729	74,087
2.951% 11/1/40 (b)	1,709,350	1,774,599
2.98% 9/1/41 (b)	2,056,779	2,150,807
2.991% 10/1/41 (b)	894,004	933,694
3% 11/1/26 to 8/1/45	362,057,543	373,786,633
3% 3/1/31 (c)	4,400,000	4,588,449
3% 3/1/46 (c)	12,300,000	12,612,304
3% 3/1/46 (c)	4,500,000	4,614,258
3% 3/1/46 (c)	5,000,000	5,126,953
3.007% 8/1/41 (b)	2,473,641	2,587,965
3.249% 7/1/41 (b)	2,893,272	3,022,824
3.346% 9/1/41 (b)	721,953	767,075
3.347% 10/1/41 (b)	1,592,957	1,672,525
3.465% 12/1/40 (b)	26,387,132	27,716,366
3.5% 9/1/25 to 11/1/45	584,343,016	617,419,909
3.5% 3/1/46 (c)	88,400,000	92,631,027
3.5% 3/1/46 (c)	54,300,000	56,898,923
3.5% 3/1/46 (c)	54,300,000	56,898,923
3.5% 3/1/46 (c)	50,300,000	52,707,474
3.5% 3/1/46 (c)	35,862,000	37,578,438
3.5% 3/1/46 (c)	30,238,000	31,685,260
3.553% 7/1/41 (b)	3,571,941	3,756,160
4% 9/1/24 to 1/1/46 (d)	457,181,755	490,489,377
4% 3/1/46 (c)	3,600,000	3,841,031
4% 3/1/46 (c)	7,000,000	7,468,672
4% 3/1/46 (c)	62,700,000	66,897,959
4% 3/1/46 (c)	26,300,000	28,060,867
4% 3/1/46 (c)	26,900,000	28,701,038
4% 3/1/46 (c)	9,500,000	10,136,054
4% 3/1/46 (c)	3,600,000	3,841,031
4% 3/1/46 (c)	7,000,000	7,468,672
4% 3/1/46 (c)	4,600,000	4,907,984
4% 3/1/46 (c)	8,100,000	8,642,320
4% 3/1/46 (c)	4,300,000	4,587,898
4.5% 4/1/21 to 4/1/45	199,534,104	217,575,616
5% 3/1/18 to 11/1/44	52,631,451	58,330,602
5.204% 7/1/37 (b)	85,744	91,104
5.255% 8/1/41	4,564,363	5,166,597
5.5% 10/1/17 to 6/1/40	21,107,156	23,536,704
5.565% 8/1/46 (b)	78,534	82,042
6% 2/1/17 to 1/1/42	28,847,568	33,223,439
6.5% 4/1/16 to 4/1/37	21,029,897	24,568,253
7% 9/1/18 to 7/1/37	3,630,689	4,248,697
7.5% 8/1/17 to 2/1/32	1,629,193	1,929,818
8% 12/1/17 to 3/1/37	31,409	38,552
8.5% 1/1/17 to 9/1/25	6,349	7,272
9.5% 6/1/18 to 2/1/25	34,085	36,608
10.5% 8/1/20	1,616	1,752

TOTAL FANNIE MAE		2,537,497,626

Freddie Mac - 5.2%
1.625% 8/1/37 (b)	79,003	80,490
1.945% 3/1/35 (b)	200,451	206,600
2.106% 12/1/35 (b)	579,082	600,740
2.113% 2/1/37 (b)	397,767	413,248
2.143% 4/1/35 (b)	634,054	658,702
2.153% 1/1/36 (b)	194,420	201,154
2.154% 8/1/37 (b)	172,158	179,769
2.175% 6/1/37 (b)	65,526	68,206
2.189% 3/1/36 (b)	505,437	524,036
2.2% 3/1/37 (b)	38,280	39,628
2.21% 3/1/36 (b)	386,320	402,661
2.246% 5/1/37 (b)	166,321	173,914
2.278% 6/1/33 (b)	483,054	505,579
2.362% 10/1/42 (b)	3,081,188	3,253,593
2.372% 11/1/35 (b)	445,156	463,949
2.406% 1/1/35 (b)	37,882	39,998
2.419% 10/1/36 (b)	692,050	724,682
2.461% 10/1/35 (b)	294,600	308,874
2.489% 4/1/36 (b)	412,578	435,591
2.51% 6/1/37 (b)	55,242	58,120
2.511% 6/1/33 (b)	1,546,381	1,631,809
2.54% 6/1/37 (b)	572,095	603,916
2.562% 6/1/37 (b)	111,788	117,546
2.563% 5/1/37 (b)	153,933	162,889
2.595% 4/1/37 (b)	18,936	20,052
2.668% 4/1/37 (b)	201,353	212,211
2.67% 6/1/36 (b)	148,628	157,138
2.689% 3/1/35 (b)	2,305,739	2,447,706
2.795% 7/1/36 (b)	162,473	172,627
3% 8/1/42 to 8/1/45	188,449,799	193,532,441
3% 3/1/46 (c)	30,000,000	30,696,093
3.004% 3/1/33 (b)	22,348	23,745
3.035% 11/1/35 (b)	201,500	212,317
3.075% 12/1/36 (b)	704,154	748,163
3.082% 9/1/41 (b)	3,876,705	4,041,182
3.208% 9/1/41 (b)	1,969,535	2,058,235
3.216% 4/1/41 (b)	2,175,166	2,273,723
3.25% 10/1/35 (b)	271,921	288,916
3.292% 7/1/41 (b)	2,419,536	2,537,784
3.297% 6/1/41 (b)	2,364,138	2,470,742
3.427% 12/1/40 (b)	14,283,566	14,938,682
3.451% 5/1/41 (b)	1,655,723	1,722,776
3.5% 6/1/27 to 11/1/45 (e)	343,758,105	361,213,293
3.5% 3/1/46 (c)	36,700,000	38,370,136
3.626% 6/1/41 (b)	3,267,677	3,425,512
3.706% 5/1/41 (b)	2,676,899	2,810,210
4% 7/1/24 to 8/1/45	222,027,128	237,979,824
4% 3/1/46 (c)	47,300,000	50,401,239
4% 3/1/46 (c)	35,400,000	37,721,012
4.5% 6/1/25 to 8/1/44	69,205,280	75,436,025
5% 3/1/19 to 7/1/41	62,083,399	69,079,054
5.143% 4/1/38 (b)	488,943	519,044
5.5% 10/1/17 to 4/1/41	17,606,603	19,717,945
6% 7/1/16 to 12/1/37	6,478,619	7,408,406
6.5% 3/1/16 to 9/1/39	10,880,212	12,629,484
7% 6/1/21 to 9/1/36	3,271,167	3,854,941
7.5% 1/1/27 to 1/1/33	80,061	96,037
8% 7/1/16 to 1/1/37	113,638	139,257
8.5% 5/1/17 to 1/1/28	110,795	132,312
9% 5/1/17 to 10/1/20	215	228
9.5% 5/1/21 to 7/1/21	791	866
10% 11/15/18 to 2/1/21	331	360
11% 7/1/19 to 9/1/20	79	88

TOTAL FREDDIE MAC		1,191,345,500

Ginnie Mae - 4.9%
3% 4/15/42 to 5/15/45	120,732,857	125,355,801
3% 3/1/46 (c)	42,200,000	43,703,375
3% 3/1/46 (c)	39,700,000	41,114,313
3.5% 11/15/40 to 2/15/44	310,868,079	328,816,698
3.5% 3/1/46 (c)	52,600,000	55,538,204
3.5% 3/1/46 (c)	23,700,000	25,023,868
3.5% 3/1/46 (c)	11,300,000	11,931,211
3.5% 3/1/46 (c)	13,600,000	14,359,688
4% 2/15/39 to 11/20/45	171,017,625	183,712,387
4% 3/1/46 (c)	1,900,000	2,029,160
4% 3/1/46 (c)	30,250,000	32,306,356
4% 3/1/46 (c)	1,900,000	2,029,160
4.5% 6/20/33 to 8/15/41	146,734,228	160,102,443
5% 12/15/32 to 9/15/41	61,071,287	68,680,978
5.5% 12/20/28 to 9/15/39	13,487,979	15,261,020
6% 10/15/30 to 5/15/40	10,275,941	11,958,196
6.5% 3/20/31 to 11/15/37	992,691	1,171,589
7% 10/15/22 to 3/15/33	4,316,101	5,153,808
7.5% 1/15/17 to 9/15/31	1,454,699	1,714,691
8% 8/15/16 to 11/15/29	548,568	636,263
8.5% 10/15/21 to 1/15/31	93,610	113,101
9% 8/15/19 to 1/15/23	3,949	4,378
9.5% 12/15/20 to 2/15/25	1,643	1,828
10.5% 9/20/16 to 1/20/18	3,197	3,367
11% 5/20/16 to 9/20/19	2,051	2,290

TOTAL GINNIE MAE		1,130,724,173

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,801,114,279)		4,859,567,299

Asset-Backed Securities - 0.3%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1266% 4/25/35 (b)	$562,768	$502,697
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.0765% 3/25/34 (b)	234,011	222,850
Airspeed Ltd. Series 2007-1A Class C1, 2.927% 6/15/32 (a)(b)	3,274,332	1,407,963
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4858% 12/25/33 (b)	37,543	34,417
Series 2004-R2 Class M3, 1.2608% 4/25/34 (b)	73,246	53,464
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2158% 3/25/34 (b)	40,480	35,929
Series 2004-W11 Class M2, 1.4858% 11/25/34 (b)	457,000	439,227
Series 2004-W7 Class M1, 1.2608% 5/25/34 (b)	1,267,238	1,158,294
Series 2006-W4 Class A2C, 0.5958% 5/25/36 (b)	932,792	330,629
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.2515% 4/25/34 (b)	1,405,348	1,219,861
Series 2006-HE2 Class M1, 0.8058% 3/25/36 (b)	15,302	2,549
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.5608% 2/25/35 (b)	1,114,939	983,717
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	13,861,464	13,866,576
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5758% 12/25/36 (b)	1,471,000	1,000,811
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.8908% 4/25/34 (b)	52,253	45,765
Series 2004-4 Class M2, 1.2308% 6/25/34 (b)	82,908	74,966
Series 2004-7 Class AF5, 5.868% 1/25/35	6,840,082	7,084,892
Fannie Mae Series 2004-T5 Class AB3, 1.1189% 5/28/35 (b)	31,732	27,553
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6015% 8/25/34 (b)	160,000	151,107
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.2515% 3/25/34 (b)	8,645	7,160
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.1615% 1/25/35 (b)	801,000	694,518
Class M4, 1.4465% 1/25/35 (b)	282,636	151,781
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0091% 2/25/47 (a)(b)	1,023,037	905,732
GE Business Loan Trust Series 2006-2A:
Class A, 0.6093% 11/15/34 (a)(b)	676,526	640,686
Class B, 0.7105% 11/15/34 (a)(b)	244,588	215,240
Class C, 0.8105% 11/15/34 (a)(b)	405,704	351,062
Class D, 1.1805% 11/15/34 (a)(b)	154,226	127,776
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	210,946	6,079
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.7558% 8/25/33 (b)	228,559	210,399
Series 2003-3 Class M1, 1.7258% 8/25/33 (b)	369,564	344,158
Series 2003-5 Class A2, 1.1358% 12/25/33 (b)	27,804	25,718
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6165% 1/25/37 (b)	1,292,000	828,511
Invitation Homes Trust Series 2015-SFR3 Class E, 4.1755% 8/17/32 (a)(b)	7,825,000	7,286,937
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.7216% 7/25/36 (b)	153,099	68,820
Series 2007-CH1 Class AV4, 0.5658% 11/25/36 (b)	41,241	41,224
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9331% 12/27/29 (b)	69,932	69,571
Series 2006-A Class 2C, 1.7531% 3/27/42 (b)	2,867,000	1,470,404
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7265% 5/25/37 (b)	255,692	8,043
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.1858% 7/25/34 (b)	98,010	81,403
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4015% 7/25/34 (b)	228,194	213,341
Series 2006-FM1 Class A2B, 0.5458% 4/25/37 (b)	106,100	105,497
Series 2006-OPT1 Class A1A, 0.9465% 6/25/35 (b)	1,331,457	1,275,134
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.1158% 8/25/34 (b)	48,462	42,120
Series 2005-NC1 Class M1, 1.0958% 1/25/35 (b)	199,876	178,120
Series 2005-NC2 Class B1, 2.1908% 3/25/35 (b)	136,473	3,054
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.9365% 9/25/35 (b)	1,164,000	1,059,551
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3015% 9/25/34 (b)	435,000	396,145
Class M4, 2.6015% 9/25/34 (b)	558,000	376,468
Series 2005-WCH1 Class M4, 1.6715% 1/25/36 (b)	1,245,000	1,093,461
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2265% 4/25/33 (b)	4,173	3,569
Santander Drive Auto Receivables Trust Series 2014-4 Class C, 2.6% 11/16/20	13,091,000	13,194,422
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2308% 3/25/35 (b)	593,205	546,052
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.462% 6/15/33 (b)	462,274	450,649
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.1608% 9/25/34 (b)	22,639	19,090
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2865% 9/25/34 (b)	115,176	97,018
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (a)(b)	2,398,344	1,175,188
TOTAL ASSET-BACKED SECURITIES
(Cost $54,084,910)		62,407,368

Collateralized Mortgage Obligations - 3.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.9958% 1/25/35 (b)	806,955	775,219
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6557% 10/25/34 (b)	205,701	197,278
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5961% 8/25/36 (b)	518,475	445,261
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6365% 5/25/47 (b)	285,747	262,093
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6058% 2/25/37 (b)	593,218	524,990
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7165% 7/25/35 (b)	726,633	687,500
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.7735% 6/10/35 (a)(b)	285,775	254,281
Class B6, 3.2735% 6/10/35 (a)(b)	266,968	240,780
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (b)	18,155	17,693
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.7237% 4/25/33 (b)	54,636	53,251

TOTAL PRIVATE SPONSOR		3,458,346

U.S. Government Agency - 3.1%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1.2358% 2/25/32 (b)	68,300	69,037
Series 2002-39 Class FD, 1.4295% 3/18/32 (b)	110,764	112,607
Series 2002-60 Class FV, 1.4358% 4/25/32 (b)	144,910	147,574
Series 2002-63 Class FN, 1.4358% 10/25/32 (b)	195,399	198,917
Series 2002-7 Class FC, 1.1858% 1/25/32 (b)	72,788	74,227
Series 2002-94 Class FB, 0.8358% 1/25/18 (b)	71,531	71,686
Series 2003-118 Class S, 7.6642% 12/25/33 (b)(f)(g)	2,260,917	520,048
Series 2006-104 Class GI, 6.2442% 11/25/36 (b)(f)(g)	1,668,654	340,747
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	107,547	117,562
Series 1993-207 Class H, 6.5% 11/25/23	1,308,470	1,464,180
Series 1996-28 Class PK, 6.5% 7/25/25	420,783	471,245
Series 1999-17 Class PG, 6% 4/25/29	1,120,013	1,226,147
Series 1999-32 Class PL, 6% 7/25/29	1,006,954	1,104,425
Series 1999-33 Class PK, 6% 7/25/29	645,295	708,827
Series 2001-52 Class YZ, 6.5% 10/25/31	79,046	93,022
Series 2002-9 Class PC, 6% 3/25/17	8,210	8,362
Series 2003-28 Class KG, 5.5% 4/25/23	758,672	823,174
Series 2004-21 Class QE, 4.5% 11/25/32	104,304	106,144
Series 2005-102 Class CO, 11/25/35(h)	608,615	550,033
Series 2005-73 Class SA, 16.4169% 8/25/35 (b)(g)	234,560	305,290
Series 2005-81 Class PC, 5.5% 9/25/35	946,559	1,102,159
Series 2006-105 Class MD, 5.5% 6/25/35	315,043	317,221
Series 2006-12 Class BO, 10/25/35(h)	2,646,599	2,508,211
Series 2006-37 Class OW, 5/25/36(h)	291,570	269,023
Series 2006-45 Class OP, 6/25/36(h)	804,742	727,069
Series 2006-62 Class KP, 4/25/36(h)	1,187,686	1,105,872
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	220,330	260,034
Series 1999-25 Class Z, 6% 6/25/29	870,979	989,288
Series 2001-20 Class Z, 6% 5/25/31	1,167,221	1,279,952
Series 2001-31 Class ZC, 6.5% 7/25/31	605,503	702,403
Series 2002-16 Class ZD, 6.5% 4/25/32	301,248	353,096
Series 2002-74 Class SV, 7.1142% 11/25/32 (b)(f)	1,452,300	273,938
Series 2012-17 Class BC, 3.5% 3/25/27	6,046,240	6,505,966
Series 2012-67 Class AI, 4.5% 7/25/27 (f)	4,220,798	541,329
Series 06-116 Class SG, 6.2042% 12/25/36 (b)(f)(g)	1,113,108	216,194
Series 07-40 Class SE, 6.0042% 5/25/37 (b)(f)(g)	698,908	117,982
Series 1993-165 Class SH, 18.5671% 9/25/23 (b)(g)	52,655	72,056
Series 2003-21 Class SK, 7.6642% 3/25/33 (b)(f)(g)	187,521	37,374
Series 2003-35 Class TQ, 7.0642% 5/25/18 (b)(f)(g)	73,215	3,990
Series 2005-72 Class ZC, 5.5% 8/25/35	7,156,726	8,075,373
Series 2007-57 Class SA, 38.0052% 6/25/37 (b)(g)	540,691	1,156,255
Series 2007-66:
Class SA, 36.9852% 7/25/37 (b)(g)	809,344	1,658,321
Class SB, 36.9852% 7/25/37 (b)(g)	362,498	718,837
Series 2008-12 Class SG, 5.9142% 3/25/38 (b)(f)(g)	4,719,288	846,521
Series 2009-114 Class AI, 5% 12/25/23 (f)	661,102	20,319
Series 2009-16 Class SA, 5.8142% 3/25/24 (b)(f)(g)	280,029	6,537
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	331,156	13,543
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	449,364	31,697
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	673,290	45,737
Series 2010-112 Class SG, 5.9242% 6/25/21 (b)(f)(g)	556,896	36,856
Series 2010-12 Class AI, 5% 12/25/18 (f)	1,488,927	66,305
Series 2010-135 Class LS, 5.6142% 12/25/40 (b)(f)(g)	4,292,451	770,303
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	4,217,038	536,286
Series 2010-17 Class DI, 4.5% 6/25/21 (f)	429,416	23,236
Series 2010-23:
Class AI, 5% 12/25/18 (f)	606,489	24,266
Class HI, 4.5% 10/25/18 (f)	444,877	18,998
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	1,341,166	52,536
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	1,469,237	93,487
Series 2011-39 Class ZA, 6% 11/25/32	2,913,262	3,355,026
Series 2011-67 Class AI, 4% 7/25/26 (f)	1,289,590	134,763
Series 2011-83 Class DI, 6% 9/25/26 (f)	2,029,514	247,513
Series 2013-N1 Class A, 6.2842% 6/25/35 (b)(f)(g)	3,428,806	827,449
Series 2015-70 Class JC, 3% 10/25/45	19,962,842	20,830,469
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (f)	215,414	8,816
Class 5, 5.5% 7/25/33 (f)	634,264	132,435
Series 343 Class 16, 5.5% 5/25/34 (f)	524,741	88,652
Series 348 Class 14, 6.5% 8/25/34 (b)(f)	373,964	81,834
Series 351:
Class 12, 5.5% 4/25/34 (b)(f)	254,566	45,460
Class 13, 6% 3/25/34 (f)	340,507	68,919
Series 359 Class 19, 6% 7/25/35 (b)(f)	231,657	41,368
Series 384 Class 6, 5% 7/25/37 (f)	2,999,470	554,293
Freddie Mac:
floater:
Series 2412 Class FK, 1.227% 1/15/32 (b)	56,448	57,038
Series 2423 Class FA, 1.327% 3/15/32 (b)	75,791	76,889
Series 2424 Class FM, 1.427% 3/15/32 (b)	84,277	85,832
Series 2432:
Class FE, 1.327% 6/15/31 (b)	135,364	137,421
Class FG, 1.327% 3/15/32 (b)	45,484	46,140
Series 3346 Class FA, 0.657% 2/15/19 (b)	301,056	300,961
floater target amortization class Series 3366 Class FD, 0.677% 5/15/37 (b)	3,253,141	3,235,578
planned amortization class:
Series 2006-15 Class OP, 3/25/36(h)	2,206,211	1,990,339
Series 2095 Class PE, 6% 11/15/28	1,239,127	1,362,915
Series 2101 Class PD, 6% 11/15/28	115,376	126,276
Series 2121 Class MG, 6% 2/15/29	486,207	532,845
Series 2131 Class BG, 6% 3/15/29	3,327,676	3,658,098
Series 2137 Class PG, 6% 3/15/29	546,161	599,202
Series 2154 Class PT, 6% 5/15/29	847,055	928,249
Series 2162 Class PH, 6% 6/15/29	206,261	225,408
Series 2356 Class GD, 6% 9/15/16	17,879	18,079
Series 2363 Class PF, 6% 9/15/16	11,480	11,565
Series 2425 Class JH, 6% 3/15/17	80,298	81,927
Series 2520 Class BE, 6% 11/15/32	1,165,338	1,280,244
Series 2585 Class KS, 7.173% 3/15/23 (b)(f)(g)	76,055	9,810
Series 2693 Class MD, 5.5% 10/15/33	2,975,920	3,368,355
Series 2802 Class OB, 6% 5/15/34	2,219,694	2,493,996
Series 2937 Class KC, 4.5% 2/15/20	2,598,115	2,697,614
Series 2962 Class BE, 4.5% 4/15/20	2,700,637	2,823,427
Series 3002 Class NE, 5% 7/15/35	3,175,249	3,496,601
Series 3110 Class OP, 9/15/35(h)	1,499,865	1,460,964
Series 3119 Class PO, 2/15/36(h)	2,506,702	2,292,194
Series 3121 Class KO, 3/15/36(h)	484,389	440,926
Series 3123 Class LO, 3/15/36(h)	1,456,369	1,330,176
Series 3145 Class GO, 4/15/36(h)	1,380,751	1,319,575
Series 3189 Class PD, 6% 7/15/36	3,217,858	3,596,133
Series 3225 Class EO, 10/15/36(h)	837,065	756,663
Series 3258 Class PM, 5.5% 12/15/36	1,386,156	1,558,858
Series 3415 Class PC, 5% 12/15/37	1,191,680	1,301,880
Series 3786 Class HI, 4% 3/15/38 (f)	3,837,299	399,763
Series 3806 Class UP, 4.5% 2/15/41	7,633,594	8,220,334
Series 3832 Class PE, 5% 3/15/41	5,254,507	6,034,574
sequential payer:
Series 2135 Class JE, 6% 3/15/29	239,367	262,313
Series 2274 Class ZM, 6.5% 1/15/31	260,994	302,486
Series 2281 Class ZB, 6% 3/15/30	658,103	718,583
Series 2303 Class ZV, 6% 4/15/31	289,076	318,023
Series 2357 Class ZB, 6.5% 9/15/31	1,979,318	2,330,087
Series 2502 Class ZC, 6% 9/15/32	582,650	643,727
Series 2519 Class ZD, 5.5% 11/15/32	1,016,448	1,105,142
Series 2546 Class MJ, 5.5% 3/15/23	476,477	507,968
Series 2601 Class TB, 5.5% 4/15/23	228,575	251,334
Series 2998 Class LY, 5.5% 7/15/25	616,344	675,396
Series 06-3115 Class SM, 6.173% 2/15/36 (b)(f)(g)	916,384	160,894
Series 2013-4281 Class AI, 4% 12/15/28 (f)	13,927,569	1,485,423
Series 2844:
Class SC, 44.0245% 8/15/24 (b)(g)	30,308	51,843
Class SD, 80.899% 8/15/24 (b)(g)	44,588	105,079
Series 2935 Class ZK, 5.5% 2/15/35	9,119,993	10,442,074
Series 2947 Class XZ, 6% 3/15/35	3,530,254	4,025,548
Series 3055 Class CS, 6.163% 10/15/35 (b)(f)	1,317,091	245,084
Series 3244 Class SG, 6.233% 11/15/36 (b)(f)(g)	3,157,819	702,410
Series 3274 Class SM, 6.003% 2/15/37 (b)(f)	1,537,191	283,079
Series 3284 Class CI, 5.693% 3/15/37 (b)(f)	7,403,962	1,399,871
Series 3287 Class SD, 6.323% 3/15/37 (b)(f)(g)	4,806,591	1,002,489
Series 3297 Class BI, 6.333% 4/15/37 (b)(f)(g)	7,062,390	1,481,174
Series 3336 Class LI, 6.153% 6/15/37 (b)(f)	2,486,788	390,796
Series 3772 Class BI, 4.5% 10/15/18 (f)	1,599,684	69,897
Series 3949 Class MK, 4.5% 10/15/34	2,259,986	2,449,796
Series 4471 Class PA 4% 12/15/40	29,472,407	31,339,101
target amortization class Series 2156 Class TC, 6.25% 5/15/29	694,578	768,691
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.327% 2/15/24 (b)	284,808	287,952
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	487,053	534,808
Series 2056 Class Z, 6% 5/15/28	949,529	1,041,771
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	17,653,618	19,925,441
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.2645% 6/16/37 (b)(f)(g)	1,348,919	230,844
Series 2010-H03 Class FA, 0.9719% 3/20/60 (b)(i)	15,190,013	15,092,056
Series 2010-H17 Class FA, 0.7519% 7/20/60 (b)(i)	1,623,941	1,597,786
Series 2010-H18 Class AF, 0.551% 9/20/60 (b)(i)	1,965,247	1,931,732
Series 2010-H19 Class FG, 0.551% 8/20/60 (b)(i)	2,288,615	2,250,201
Series 2010-H27 Series FA, 0.631% 12/20/60 (b)(i)	3,981,614	3,925,802
Series 2011-H05 Class FA, 0.751% 12/20/60 (b)(i)	6,278,493	6,224,402
Series 2011-H07 Class FA, 0.9295% 2/20/61 (b)(i)	12,124,739	12,025,618
Series 2011-H12 Class FA, 0.9195% 2/20/61 (b)(i)	16,073,821	15,935,120
Series 2011-H13 Class FA, 0.751% 4/20/61 (b)(i)	6,130,869	6,079,202
Series 2011-H14:
Class FB, 0.751% 5/20/61 (b)(i)	8,079,690	8,003,861
Class FC, 0.751% 5/20/61 (b)(i)	6,434,258	6,376,692
Series 2011-H17 Class FA, 0.781% 6/20/61 (b)(i)	8,473,681	8,414,041
Series 2011-H21 Class FA, 0.851% 10/20/61 (b)(i)	9,426,957	9,380,502
Series 2012-H01 Class FA, 0.951% 11/20/61 (b)(i)	8,002,171	7,990,816
Series 2012-H03 Class FA, 0.951% 1/20/62 (b)(i)	5,084,973	5,077,707
Series 2012-H06 Class FA, 0.881% 1/20/62 (b)(i)	7,723,265	7,692,491
Series 2012-H07 Class FA, 0.881% 3/20/62 (b)(i)	4,647,857	4,628,955
Series 2012-H23 Class WA, 0.771% 10/20/62 (b)(i)	1,288,944	1,277,611
Series 2012-H26, Class CA, 0.781% 7/20/60 (b)(i)	17,136,903	17,092,294
Series 2013-H07 Class BA, 0.611% 3/20/63 (b)(i)	1,562,278	1,537,060
Series 2014-H03 Class FA, 1.0295% 1/20/64 (b)(i)	7,426,095	7,402,109
Series 2014-H05 Class FB, 1.0295% 12/20/63 (b)(i)	19,101,440	18,984,637
Series 2014-H11 Class BA, 0.9295% 6/20/64 (b)(i)	6,221,979	6,162,483
Series 2015-H07 Class FA, 0.3% 3/20/65 (b)(i)	29,509,742	29,378,833
Series 2015-H13 Class FL, 0.7095% 5/20/63 (b)(i)	43,387,762	43,208,236
Series 2015-H19 Class FA, 0.6295% 4/20/63 (b)(i)	36,696,652	36,500,861
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	1,161,714	1,336,544
Series 1997-8 Class PE, 7.5% 5/16/27	485,881	579,525
Series 2011-136 Class WI, 4.5% 5/20/40 (f)	3,022,392	307,106
sequential payer Series 2004-24 Class ZM, 5% 4/20/34	4,688,830	5,217,746
Series 2004-32 Class GS, 6.0745% 5/16/34 (b)(f)(g)	727,809	152,833
Series 2004-73 Class AL, 6.7695% 8/17/34 (b)(f)(g)	865,566	217,693
Series 2007-35 Class SC, 37.647% 6/16/37 (b)(g)	57,697	115,461
Series 2010-14 Class SN, 5.5245% 2/16/40 (b)(f)(g)	5,385,443	1,051,531
Series 2010-98 Class HS, 6.174% 8/20/40 (b)(f)	4,594,218	813,704
Series 2010-H10 Class FA, 0.7519% 5/20/60 (b)(i)	5,139,236	5,058,002
Series 2011-94 Class SA, 5.668% 7/20/41 (b)(f)(g)	3,097,338	490,383
Series 2012-76 Class GS, 6.2745% 6/16/42 (b)(f)(g)	2,884,472	576,802
Series 2012-97 Class JS, 5.8245% 8/16/42 (b)(f)(g)	9,242,413	1,683,858
Series 2013-124:
Class ES, 8.0987% 4/20/39 (b)(g)	8,466,918	9,375,576
Class ST, 8.232% 8/20/39 (b)(g)	15,905,101	18,369,673
Series 2013-147 Class A/S, 5.724% 10/20/43 (b)(f)	6,784,746	1,058,264
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	67,243,299	68,626,185
Series 2015-H17:
Class GZ, 4.4511% 5/20/65 (b)(i)	1,642,008	1,844,125
Class HA, 2.5% 5/20/65 (i)	52,614,129	53,720,325
Series 2015-H21:
Class HA, 2.5% 6/20/63 (i)	1,647,526	1,679,425
Class JA, 2.5% 6/20/65 (i)	38,594,824	39,341,136
Ginnie Mae pass thru certificates Series 2010-85 Class SE, 6.124% 7/20/40 (b)(f)	4,048,652	710,140

TOTAL U.S. GOVERNMENT AGENCY		706,901,939

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $706,286,292)		710,360,285

Commercial Mortgage Securities - 7.7%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5885% 2/14/43 (b)(f)	336,001	2,429
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (b)	19,220,499	19,237,594
Series 2006-6 Class A3, 5.369% 10/10/45	596,523	596,318
Series 2007-3 Class A4, 5.7423% 6/10/49 (b)	2,906,647	2,984,238
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	17,133,650	17,509,781
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.7108% 12/25/33 (a)(b)	15,804	14,042
Series 2005-4A:
Class A2, 0.8258% 1/25/36 (a)(b)	600,293	512,578
Class B1, 1.8358% 1/25/36 (a)(b)	17,135	11,802
Class M1, 0.8858% 1/25/36 (a)(b)	193,568	153,629
Class M2, 0.9058% 1/25/36 (a)(b)	39,180	30,170
Class M3, 0.9358% 1/25/36 (a)(b)	84,890	62,710
Class M4, 1.0458% 1/25/36 (a)(b)	31,717	22,917
Class M5, 1.0858% 1/25/36 (a)(b)	31,717	22,977
Class M6, 1.1358% 1/25/36 (a)(b)	33,583	24,408
Series 2006-3A Class M4, 0.8658% 10/25/36 (a)(b)	16,559	1,826
Series 2007-1 Class A2, 0.7058% 3/25/37 (a)(b)	404,176	341,841
Series 2007-2A:
Class A1, 0.7058% 7/25/37 (a)(b)	882,425	740,600
Class A2, 0.7558% 7/25/37 (a)(b)	826,698	654,462
Class M1, 0.8058% 7/25/37 (a)(b)	253,306	191,809
Class M2, 0.8458% 7/25/37 (a)(b)	132,180	92,372
Class M3, 0.9258% 7/25/37 (a)(b)	101,656	64,080
Series 2007-3:
Class A2, 0.7258% 7/25/37 (a)(b)	369,488	294,060
Class M1, 0.7458% 7/25/37 (a)(b)	146,925	110,040
Class M2, 0.7758% 7/25/37 (a)(b)	156,631	111,703
Class M3, 0.8058% 7/25/37 (a)(b)	252,684	123,987
Class M4, 0.9358% 7/25/37 (a)(b)	443,453	213,417
Class M5, 1.0358% 7/25/37 (a)(b)	187,467	39,396
Series 2007-4A Class M1, 1.3716% 9/25/37 (a)(b)	94,454	23,276
Series 2006-3A, Class IO, 0% 10/25/36 (a)(b)(f)	9,812,218	1
Bear Stearns Commercial Mortgage Securities Trust sequential payer:
Series 2007-PW15 Class A4, 5.331% 2/11/44	8,330,400	8,521,179
Series 2007-PW16 Class A4, 5.9112% 6/11/40 (b)	1,952,461	2,004,259
Series 2007-PW18 Class A4, 5.7% 6/11/50	19,669,000	20,449,861
C-BASS Trust floater Series 2006-SC1 Class A, 0.7058% 5/25/36 (a)(b)	147,978	142,287
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.4255% 12/15/27 (a)(b)	10,251,000	9,606,612
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	94,971,111	97,051,425
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.2805% 4/15/17 (a)(b)	103,547	102,824
sequential payer Series 2006-C7 Class A1A, 5.9515% 6/10/46 (b)	23,381,047	23,440,472
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (b)	26,136	26,107
Series 2007-C3 Class A4, 5.8888% 6/15/39 (b)	30,322,347	31,072,916
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	14,289,257	14,749,381
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0.0141% 9/15/34 (a)(b)(f)	816	0
CSMC Series 2015-TOWN:
Class B, 2.327% 3/15/17 (a)(b)	4,988,000	4,815,192
Class C, 2.677% 3/15/17 (a)(b)	4,859,000	4,646,827
Class D, 3.627% 3/15/17 (a)(b)	7,352,000	6,973,463
Freddie Mac:
pass-thru certificates floater Series KF01 Class A, 0.7716% 4/25/19 (b)	108,564	108,365
sequential payer:
Series K030 Class A2, 3.25% 4/25/23	35,037,000	37,688,183
Series K033 Class A2, 3.06% 7/25/23	51,805,435	54,994,267
Series K034 Class A2, 3.531% 7/25/23	31,118,438	33,995,515
Series K035 Class A2, 3.458% 8/25/23	5,649,000	6,140,646
Series K032 Class A2, 3.31% 5/25/23	9,200,000	9,916,404
Series K036 Class A2, 3.527% 10/25/23	15,078,800	16,465,152
Series K720 Class A2, 2.716% 6/25/22	49,400,000	51,328,754
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series K038 Class A2, 3.389% 3/25/24	9,030,000	9,774,538
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (a)(b)	25,600,000	25,420,401
Class CFX, 3.3822% 12/15/19 (a)(b)	21,481,000	20,897,595
Class DFX, 3.3822% 12/15/19 (a)(b)	18,206,000	17,215,825
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	76,105,705	77,303,959
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	25,368,288	25,908,602
Series 2006-GG7 Class A4, 6.0483% 7/10/38 (b)	5,384,824	5,398,061
GS Mortgage Securities Corp. Trust:
Series 2013-C, 2.974% 1/10/30 (a)	6,810,000	6,825,495
Series 2013-XA1, 1.4526% 1/10/30 (a)(b)(f)	123,825,712	2,665,435
Series 2013-XB1, 0.7741% 1/10/30 (a)(b)(f)	120,531,000	1,319,067
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39	5,688,822	5,734,693
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	5,290,000	5,273,390
Class DFX, 4.4065% 11/5/30 (a)	47,644,000	47,494,898
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45	36,224,175	36,468,119
Class A4, 5.552% 5/12/45	6,639,648	6,673,891
Series 2006-CB17 Class A4, 5.429% 12/12/43	15,047,071	15,239,936
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	13,542,006	13,638,266
Series 2007-CB18 Class A4, 5.44% 6/12/47	14,159,205	14,445,753
Series 2007-CB19 Class A4, 5.8888% 2/12/49 (b)	46,576,859	47,885,920
Series 2007-LD11 Class A4, 5.9599% 6/15/49 (b)	109,185,368	111,362,852
Series 2007-LDPX Class A3, 5.42% 1/15/49	24,962,591	25,452,265
Series 2006-LDP7 Class A4, 6.1056% 4/17/45 (b)	21,689,427	21,707,963
Series 2007-CB20 Class A1A, 5.746% 2/12/51	70,242,037	73,272,426
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (b)	95,303	2
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9% 7/15/44 (b)	1,367,952	1,415,688
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	762,038	769,106
Series 2006-C7 Class A2, 5.3% 11/15/38	213,885	216,091
Series 2007-C1 Class A4, 5.424% 2/15/40	42,591,813	43,406,701
Series 2007-C2 Class A3, 5.43% 2/15/40	3,771,161	3,846,476
Series 2007-C6 Class A4, 5.858% 7/15/40 (b)	3,087,758	3,155,570
Series 2007-C7 Class A3, 5.866% 9/15/45	47,958,874	50,521,796
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.9178% 1/12/44 (a)(b)	456,118	455,290
Series 2007-C1:
Class A3, 6.0317% 6/12/50 (b)	719,570	719,276
Class A4, 6.0317% 6/12/50 (b)	54,971,000	56,524,849
Series 2008-C1 Class A4, 5.69% 2/12/51	2,615,302	2,745,854
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (b)	2,549,864	2,579,413
Series 2007-5 Class A4, 5.378% 8/12/48	41,931,603	42,713,690
Series 2007-6:
Class A2, 5.331% 3/12/51	6,090,371	6,142,484
Class A4, 5.485% 3/12/51 (b)	24,350,000	24,907,264
Series 2007-7 Class A4, 5.81% 6/12/50 (b)	5,488,111	5,675,079
Series 2007-9 Class A4, 5.7% 9/12/49	178,063	185,044
Series 2007-6 Class B, 5.635% 3/12/51 (b)	1,734,000	486,908
Series 2007-8 Class A3, 6.0719% 8/12/49 (b)	1,494,778	1,551,049
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.631% 7/15/19 (a)(b)	291,739	288,238
Series 2007-XLFA:
Class D, 0.6155% 10/15/20 (a)(b)	1,713,123	1,713,237
Class E, 0.6755% 10/15/20 (a)(b)	8,181,000	8,181,425
Class F, 0.7255% 10/15/20 (a)(b)	9,173,000	9,173,476
Class G, 0.7655% 10/15/20 (a)(b)	505,000	505,026
Class H, 0.8555% 10/15/20 (a)(b)	318,000	318,321
Class J, 1.0055% 10/15/20 (a)(b)	183,596	177,760
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44	861,309	860,652
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	2,601,000	2,662,605
Class AAB, 5.654% 4/15/49	1,000,972	1,008,138
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (a)	62,604	64,119
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	221,037	67,216
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	20,122,361	20,492,127
Series 2007-C30 Class A5, 5.342% 12/15/43	80,574,818	82,515,422
Series 2007-C31 Class A4, 5.509% 4/15/47	90,736,867	92,476,919
Series 2007-C32 Class A3, 5.8991% 6/15/49 (b)	69,892,000	71,401,276
Series 2007-C33:
Class A4, 6.1491% 2/15/51 (b)	70,407,499	72,719,758
Class A5, 6.1491% 2/15/51 (b)	12,818,000	13,472,124
Series 2006-C27 Class A1A, 5.749% 7/15/45 (b)	53,268,483	53,513,705
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,779,828,656)		1,775,437,078

Municipal Securities - 2.5%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$4,580,000	$6,568,270
7.3% 10/1/39	39,940,000	56,859,782
7.5% 4/1/34	18,570,000	26,646,279
7.6% 11/1/40	39,105,000	59,016,093
7.625% 3/1/40	9,470,000	14,090,034
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	5,105,000	5,146,555
Series 2010 C1, 7.781% 1/1/35	28,545,000	30,963,332
Series 2012 B, 5.432% 1/1/42	7,305,000	6,039,847
6.314% 1/1/44	33,980,000	30,748,502
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	13,920,000	14,269,949
4.95% 6/1/23	21,305,000	22,184,470
5.1% 6/1/33	126,140,000	117,273,619
Series 2010-1, 6.63% 2/1/35	21,560,000	23,356,595
Series 2010-3:
5.547% 4/1/19	655,000	698,826
6.725% 4/1/35	31,715,000	34,748,223
7.35% 7/1/35	14,750,000	16,219,248
Series 2011:
4.961% 3/1/16	2,090,000	2,090,000
5.365% 3/1/17	770,000	796,657
5.665% 3/1/18	26,580,000	28,065,290
5.877% 3/1/19	70,360,000	76,052,828
Series 2013:
2.69% 12/1/17	6,955,000	7,009,319
3.14% 12/1/18	7,215,000	7,285,635
TOTAL MUNICIPAL SECURITIES
(Cost $578,108,519)		586,129,353

Foreign Government and Government Agency Obligations - 0.2%
Brazilian Federative Republic:	$	$
4.25% 1/7/25	26,790,000	22,905,450
5.625% 1/7/41	27,107,000	21,007,925
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $52,755,145)		43,913,375

Bank Notes - 1.6%
Bank of America NA:
1.65% 3/26/18	$36,584,000	$36,433,896
1.75% 6/5/18	98,633,000	98,010,626
5.3% 3/15/17	11,902,000	12,305,359
Capital One NA 1.65% 2/5/18	25,752,000	25,422,246
Discover Bank:
(Delaware) 3.2% 8/9/21	34,467,000	34,235,278
3.1% 6/4/20	34,762,000	34,573,347
8.7% 11/18/19	3,837,000	4,397,739
JPMorgan Chase Bank 6% 10/1/17	6,068,000	6,437,031
KeyBank NA:
1.65% 2/1/18	16,646,000	16,594,647
6.95% 2/1/28	3,200,000	4,142,666
Marshall & Ilsley Bank 5% 1/17/17	25,252,000	25,916,077
Regions Bank 7.5% 5/15/18	55,802,000	61,507,141
Wachovia Bank NA 6% 11/15/17	6,320,000	6,783,237
TOTAL BANK NOTES
(Cost $363,308,405)		366,759,290
	Shares	Value

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 0.40% (j)
(Cost $794,778,501)	794,778,501	794,778,501
TOTAL INVESTMENT PORTFOLIO - 103.4%
(Cost $23,727,896,690)		23,698,098,299
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(789,210,826)
NET ASSETS - 100%		$22,908,887,473

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3.5% 3/1/46	$(50,300,000)	$(52,707,474)
3.5% 3/1/46	(50,300,000)	(52,707,474)
3.5% 3/1/46	(4,900,000)	(5,134,525)
4% 3/1/46	(33,900,000)	(36,169,710)
4% 3/1/46	(13,100,000)	(13,977,086)
4% 3/1/46	(26,300,000)	(28,060,867)
4% 3/1/46	(26,300,000)	(28,060,867)
4% 3/1/46	(26,900,000)	(28,701,038)
4% 3/1/46	(9,500,000)	(10,136,054)
4% 3/1/46	(3,600,000)	(3,841,031)
4% 3/1/46	(7,000,000)	(7,468,672)
4.5% 3/1/46	(12,400,000)	(13,467,563)

TOTAL FANNIE MAE		(280,432,361)

Freddie Mac
4% 3/1/46	(2,500,000)	(2,663,913)
4% 3/1/46	(54,800,000)	(58,392,978)
4% 3/1/46	(5,400,000)	(5,754,053)

TOTAL FREDDIE MAC		(66,810,944)

Ginnie Mae
4% 3/1/46	(30,250,000)	(32,306,356)
4% 3/1/46	(1,900,000)	(2,029,160)
4% 3/1/46	(1,900,000)	(2,029,158)

TOTAL GINNIE MAE		(36,364,674)

TOTAL TBA SALE COMMITMENTS
(Proceeds $383,979,656)		$(383,607,979)

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Mar. 2021	$73,700,000	3-month LIBOR	2%	$(2,074,943)	$0	$(2,074,943)
LCH	Mar. 2023	76,300,000	3-month LIBOR	2.25%	(1,379,822)	0	(1,379,822)
LCH	Mar. 2026	29,600,000	3-month LIBOR	2.5%	(1,719,528)	0	(1,719,528)
LCH	Mar. 2046	15,300,000	3-month LIBOR	2.75%	(1,874,330)	0	(1,874,330)

TOTAL INTEREST RATE SWAPS					$(7,048,623)	$0	$(7,048,623)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,463,808,997 or 6.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $10,063,822.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$718,996
Total	$718,996

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$10,814,630,383	$--	$10,814,630,383	$--
U.S. Government and Government Agency Obligations	3,684,115,367	--	3,684,115,367	--
U.S. Government Agency - Mortgage Securities	4,859,567,299	--	4,859,567,299	--
Asset-Backed Securities	62,407,368	--	57,923,526	4,483,842
Collateralized Mortgage Obligations	710,360,285	--	710,360,285	--
Commercial Mortgage Securities	1,775,437,078	--	1,775,368,035	69,043
Municipal Securities	586,129,353	--	586,129,353	--
Foreign Government and Government Agency Obligations	43,913,375	--	43,913,375	--
Bank Notes	366,759,290	--	366,759,290	--
Money Market Funds	794,778,501	794,778,501	--	--
Total Investments in Securities:	$23,698,098,299	$794,778,501	$22,898,766,913	$4,552,885
Derivative Instruments:
Liabilities
Swaps	$(7,048,623)	$--	$(7,048,623)	$--
Total Liabilities	$(7,048,623)	$--	$(7,048,623)	$--
Total Derivative Instruments:	$(7,048,623)	$--	$(7,048,623)	$--
Other Financial Instruments:
TBA Sale Commitments	$(383,607,979)	$--	$(383,607,979)	$--
Total Other Financial Instruments:	$(383,607,979)	$--	$(383,607,979)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Swaps(a)	$0	$(7,048,623)
Total Interest Rate Risk	0	(7,048,623)
Total Value of Derivatives	$0	$(7,048,623)

 (a) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $22,933,118,189)	$22,903,319,798
Fidelity Central Funds (cost $794,778,501)	794,778,501
Total Investments (cost $23,727,896,690)		$23,698,098,299
Cash		134,074
Receivable for investments sold
Regular delivery		88,414,452
Delayed delivery		67,867,660
Receivable for TBA sale commitments		383,979,656
Receivable for fund shares sold		59,724
Interest receivable		164,756,894
Distributions receivable from Fidelity Central Funds		238,250
Receivable from investment adviser for expense reductions		58,324
Total assets		24,403,607,333
Liabilities
Payable for investments purchased
Regular delivery	$131,847,405
Delayed delivery	939,027,685
TBA sale commitments, at value	383,607,979
Payable for fund shares redeemed	32,369,614
Accrued management fee	6,665,271
Payable for daily variation margin for derivative instruments	206,504
Other affiliated payables	995,402
Total liabilities		1,494,719,860
Net Assets		$22,908,887,473
Net Assets consist of:
Paid in capital		$22,843,483,685
Undistributed net investment income		54,178,111
Accumulated undistributed net realized gain (loss) on investments		47,701,014
Net unrealized appreciation (depreciation) on investments		(36,475,337)
Net Assets		$22,908,887,473
Series Investment Grade Bond:
Net Asset Value, offering price and redemption price per share ($11,744,117,816 ÷ 1,055,341,474 shares)		$11.13
Class F:
Net Asset Value, offering price and redemption price per share ($11,164,769,657 ÷ 1,002,945,846 shares)		$11.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2016 (Unaudited)
Investment Income
Interest		$402,650,155
Income from Fidelity Central Funds		718,996
Total income		403,369,151
Expenses
Management fee	$42,303,566
Transfer agent fees	5,982,230
Independent trustees' compensation	51,743
Miscellaneous	41,167
Total expenses before reductions	48,378,706
Expense reductions	(65,969)	48,312,737
Net investment income (loss)		355,056,414
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	68,967,151
Swaps	(12,075,120)
Total net realized gain (loss)		56,892,031
Change in net unrealized appreciation (depreciation) on: Investment securities	(150,034,408)
Swaps	(1,231,469)
Delayed delivery commitments	369,494
Total change in net unrealized appreciation (depreciation)		(150,896,383)
Net gain (loss)		(94,004,352)
Net increase (decrease) in net assets resulting from operations		$261,052,062

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$355,056,414	$672,260,980
Net realized gain (loss)	56,892,031	436,235,174
Change in net unrealized appreciation (depreciation)	(150,896,383)	(890,775,410)
Net increase (decrease) in net assets resulting from operations	261,052,062	217,720,744
Distributions to shareholders from net investment income	(397,179,462)	(643,367,731)
Distributions to shareholders from net realized gain	(172,469,206)	(17,441,352)
Total distributions	(569,648,668)	(660,809,083)
Share transactions - net increase (decrease)	(1,997,032,913)	2,388,797,197
Total increase (decrease) in net assets	(2,305,629,519)	1,945,708,858
Net Assets
Beginning of period	25,214,516,992	23,268,808,134
End of period (including undistributed net investment income of $54,178,111 and undistributed net investment income of $96,301,159, respectively)	$22,908,887,473	$25,214,516,992

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Investment Grade Bond Fund

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.27	$11.47	$11.07	$12.05	$11.83	$11.94
Income from Investment Operations
Net investment income (loss)A	.161	.296	.298	.240	.321	.374
Net realized and unrealized gain (loss)	(.041)	(.204)	.406	(.542)	.464	.206
Total from investment operations	.120	.092	.704	(.302)	.785	.580
Distributions from net investment income	(.180)	(.284)	(.296)	(.229)	(.345)	(.357)
Distributions from net realized gain	(.080)	(.008)	(.008)	(.449)	(.220)	(.333)
Total distributions	(.260)	(.292)	(.304)	(.678)	(.565)	(.690)
Net asset value, end of period	$11.13	$11.27	$11.47	$11.07	$12.05	$11.83
Total ReturnB,C	1.09%	.79%	6.44%	(2.67)%	6.87%	5.11%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.90%F	2.59%	2.64%	2.09%	2.72%	3.23%
Supplemental Data
Net assets, end of period (000 omitted)	$11,744,118	$13,024,398	$12,027,554	$14,142,872	$14,011,346	$15,646,684
Portfolio turnover rateG	120%F	157%H	105%	215%	158%	213%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

 I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Investment Grade Bond Fund Class F

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.27	$11.47	$11.08	$12.05	$11.84	$11.95
Income from Investment Operations
Net investment income (loss)A	.167	.307	.309	.251	.332	.385
Net realized and unrealized gain (loss)	(.041)	(.204)	.397	(.532)	.455	.207
Total from investment operations	.126	.103	.706	(.281)	.787	.592
Distributions from net investment income	(.186)	(.295)	(.308)	(.240)	(.357)	(.369)
Distributions from net realized gain	(.080)	(.008)	(.008)	(.449)	(.220)	(.333)
Total distributions	(.266)	(.303)	(.316)	(.689)	(.577)	(.702)
Net asset value, end of period	$11.13	$11.27	$11.47	$11.08	$12.05	$11.84
Total ReturnB,C	1.13%	.88%	6.45%	(2.49)%	6.89%	5.22%
Ratios to Average Net AssetsD,E
Expenses before reductions	.35%F	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35%F	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%F	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	3.00%F	2.69%	2.74%	2.18%	2.82%	3.33%
Supplemental Data
Net assets, end of period (000 omitted)	$11,164,770	$12,190,119	$11,241,255	$13,038,230	$10,103,504	$5,931,766
Portfolio turnover rateG	120%F	157%H	105%	215%	158%	213%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

 I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016

1. Organization.

Fidelity Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Investment Grade Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$592,776,189
Gross unrealized depreciation	(576,448,713)
Net unrealized appreciation (depreciation) on securities	$16,327,476
Tax cost	$23,681,770,823

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swaps	$(12,075,120)	$(1,231,469)
Totals(a)	$(12,075,120)	$(1,231,469)

 (a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,084,282,696 and $1,788,716,706, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Investment Grade Bond. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Series Investment Grade Bond	$5,982,230.10

 (a) Annualized

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $16,691 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $238,292.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $7,645.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $58,324.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Series Investment Grade Bond	$200,568,160	$325,944,125
Class F	196,611,302	317,423,606
Total	$397,179,462	$643,367,731
From net realized gain
Series Investment Grade Bond	$88,464,203	$8,983,110
Class F	84,005,003	8,458,242
Total	$172,469,206	$17,441,352

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Series Investment Grade Bond
Shares sold	50,660,017	269,346,404	$564,721,832	$3,075,994,179
Reinvestment of distributions	25,905,737	29,260,737	289,032,363	334,927,235
Shares redeemed	(177,078,530)	(191,812,532)	(1,975,966,274)	(2,185,902,703)
Net increase (decrease)	(100,512,776)	106,794,609	$(1,122,212,079)	$1,225,018,711
Class F
Shares sold	69,487,371	290,759,372	$774,788,074	$3,324,369,421
Reinvestment of distributions	25,140,587	28,461,220	280,616,305	325,881,812
Shares redeemed	(173,111,959)	(217,877,748)	(1,930,225,213)	(2,486,472,747)
Net increase (decrease)	(78,484,001)	101,342,844	$(874,820,834)	$1,163,778,486

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Series Investment Grade Bond	.45%
Actual		$1,000.00	$1,010.90	$2.25
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class F	.35%
Actual		$1,000.00	$1,011.30	$1.75
Hypothetical-C		$1,000.00	$1,023.12	$1.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Fidelity Series Investment Grade Bond Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered the total expense ratio of the fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

The Board further considered that FMR contractually agreed to reimburse the retail class of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.45%.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity Advisor® Corporate Bond Fund - Class I Semi-Annual Report February 29, 2016 Class I is a class of Fidelity® Corporate Bond Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	1.4%
AAA	2.2%
AA	3.1%
A	18.4%
BBB	52.9%
BB and Below	17.2%
Not Rated	0.6%
Short-Term Investments and Net Other Assets	4.2%

As of August 31, 2015
AAA	0.3%
AA	2.2%
A	16.5%
BBB	57.0%
BB and Below	17.5%
Short-Term Investments and Net Other Assets	6.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	10.8	10.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	6.8	6.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016 *
Corporate Bonds	87.5%
U.S. Government and U.S. Government Agency Obligations	1.4%
Municipal Bonds	2.0%
Other Investments	4.9%
Short-Term Investments and Net Other Assets (Liabilities)	4.2%

 * Foreign investments - 16.7%

As of August 31, 2015*
Corporate Bonds	87.1%
Municipal Bonds	1.9%
Other Investments	4.5%
Short-Term Investments and Net Other Assets (Liabilities)	6.5%

 * Foreign investments - 19.2%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.2%
Automobiles - 1.6%
Ford Motor Co. 4.75% 1/15/43	$3,184,000	$2,923,832
General Motors Co.:
5% 4/1/35	2,537,000	2,213,279
5.2% 4/1/45	4,206,000	3,634,228
General Motors Financial Co., Inc. 3.1% 1/15/19	4,827,000	4,775,771
Volkswagen International Finance NV 2.375% 3/22/17 (a)	2,050,000	2,049,080
		15,596,190
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 5.75% 6/15/43	396,000	449,072
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.:
2.1% 12/7/18	7,930,000	8,032,408
2.75% 12/9/20	200,000	205,810
3.7% 1/30/26	527,000	550,076
4.7% 12/9/35	272,000	281,553
4.875% 12/9/45	4,027,000	4,231,535
		13,301,382
Household Durables - 1.5%
D.R. Horton, Inc.:
3.75% 3/1/19	4,500,000	4,578,750
4% 2/15/20	5,000,000	5,087,500
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,548,750
		15,215,000
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. 4.8% 12/5/34	5,101,000	5,512,482
Media - 3.0%
21st Century Fox America, Inc.:
6.15% 2/15/41	4,800,000	5,175,168
6.9% 8/15/39	300,000	337,577
7.75% 12/1/45	111,000	139,909
Comcast Corp.:
4.65% 7/15/42	2,200,000	2,333,353
6.4% 3/1/40	1,150,000	1,474,567
Discovery Communications LLC 4.875% 4/1/43	5,108,000	4,090,108
NBCUniversal, Inc. 5.15% 4/30/20	3,625,000	4,080,543
Time Warner Cable, Inc.:
5.5% 9/1/41	623,000	554,658
5.875% 11/15/40	1,648,000	1,533,377
6.55% 5/1/37	1,329,000	1,338,847
6.75% 7/1/18	700,000	762,787
7.3% 7/1/38	1,188,000	1,253,705
8.25% 4/1/19	1,856,000	2,122,065
Time Warner, Inc.:
2.1% 6/1/19	3,000,000	2,973,819
6.2% 3/15/40	1,700,000	1,803,906
Viacom, Inc. 3.5% 4/1/17	34,000	34,337
		30,008,726
Specialty Retail - 0.2%
AutoZone, Inc. 3.7% 4/15/22	253,000	261,993
Home Depot, Inc. 5.95% 4/1/41	941,000	1,200,737
Lowe's Companies, Inc. 5.125% 11/15/41	650,000	742,030
		2,204,760

TOTAL CONSUMER DISCRETIONARY		82,287,612

CONSUMER STAPLES - 4.5%
Beverages - 3.0%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	4,584,000	4,627,447
2.65% 2/1/21	2,215,000	2,254,407
3.3% 2/1/23	2,385,000	2,451,737
3.65% 2/1/26	3,500,000	3,609,869
4.7% 2/1/36	2,258,000	2,367,718
4.9% 2/1/46	2,583,000	2,768,725
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,045,000
4.25% 5/1/23	3,315,000	3,435,169
Heineken NV 4% 10/1/42 (a)	96,000	90,982
PepsiCo, Inc. 4.25% 10/22/44	6,629,000	6,856,567
		30,507,621
Food Products - 0.2%
The J.M. Smucker Co. 2.5% 3/15/20	1,642,000	1,655,780
Tobacco - 1.3%
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,575,000	4,696,137
4.25% 7/21/25 (a)	1,134,000	1,180,476
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,167,320
Reynolds American, Inc.:
2.3% 6/12/18	528,000	533,644
3.25% 6/12/20	235,000	244,395
4% 6/12/22	366,000	395,135
4.45% 6/12/25	1,778,000	1,931,050
5.7% 8/15/35	304,000	343,241
5.85% 8/15/45	1,267,000	1,487,326
6.75% 6/15/17	384,000	412,216
		13,390,940

TOTAL CONSUMER STAPLES		45,554,341

ENERGY - 11.4%
Energy Equipment & Services - 2.0%
DCP Midstream LLC:
4.75% 9/30/21 (a)	158,000	107,223
5.35% 3/15/20 (a)	10,096,000	7,602,874
5.85% 5/21/43 (a)(b)	7,500,000	3,975,000
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	664,096
Ensco PLC:
5.2% 3/15/25	1,787,000	911,370
5.75% 10/1/44	561,000	264,231
Halliburton Co. 3.375% 11/15/22	5,850,000	5,765,292
Noble Holding International Ltd. 3.05% 3/1/16	450,000	450,000
		19,740,086
Oil, Gas & Consumable Fuels - 9.4%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	395,255
6.375% 9/15/17	3,626,000	3,684,125
Apache Corp. 4.75% 4/15/43	3,233,000	2,472,608
Boardwalk Pipelines LP 4.95% 12/15/24	4,120,000	3,527,198
Canadian Natural Resources Ltd. 3.9% 2/1/25	4,325,000	3,355,880
Cenovus Energy, Inc.:
3.8% 9/15/23	5,000,000	3,655,570
5.7% 10/15/19	1,189,000	1,049,249
Chevron Corp. 1.344% 11/9/17	7,500,000	7,482,840
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	337,713
2.7% 4/1/19	64,000	52,490
3.875% 3/15/23	222,000	159,959
4.95% 4/1/22	1,925,000	1,456,694
5.6% 4/1/44	340,000	207,764
Devon Energy Corp. 2.25% 12/15/18	910,000	792,997
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	497,783
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	123,882
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	796,920
Enterprise Products Operating LP:
2.55% 10/15/19	163,000	157,748
3.75% 2/15/25	547,000	518,774
4.85% 3/15/44	2,023,000	1,736,302
4.95% 10/15/54	2,437,000	1,945,377
Exxon Mobil Corp.:
3.1% 3/1/26	5,024,000	5,024,000
4.114% 3/1/46	5,034,000	5,034,000
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	240,000	216,448
3.95% 9/1/22	518,000	468,322
4.25% 9/1/24	181,000	156,747
5.5% 3/1/44	1,641,000	1,339,176
Kinder Morgan, Inc. 3.05% 12/1/19	3,907,000	3,606,747
Marathon Petroleum Corp. 2.7% 12/14/18	247,000	239,222
ONEOK Partners LP 2% 10/1/17	2,822,000	2,648,128
Petro-Canada 6.05% 5/15/18	4,470,000	4,573,101
Petroleos Mexicanos:
3.5% 7/18/18	959,000	951,808
5.5% 2/4/19 (a)	1,440,000	1,488,960
5.5% 1/21/21	545,000	550,341
6% 3/5/20	116,000	119,306
6.375% 2/4/21 (a)	3,870,000	4,023,833
6.375% 1/23/45	937,000	812,801
6.875% 8/4/26 (a)	2,930,000	3,034,015
Phillips 66 Co.:
2.95% 5/1/17	2,767,000	2,801,748
4.3% 4/1/22	300,000	305,975
4.65% 11/15/34	3,750,000	3,424,838
Plains All American Pipeline LP/PAA Finance Corp. 3.6% 11/1/24	5,000,000	3,844,575
Southeast Supply Header LLC 4.25% 6/15/24 (a)	667,000	626,008
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	55,926
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	452,525
4.6% 6/15/21	414,000	423,136
Talisman Energy, Inc. 3.75% 2/1/21	3,635,000	2,583,638
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	3,216,705
TransCanada PipeLines Ltd. 3.125% 1/15/19	933,000	938,942
Western Gas Partners LP:
2.6% 8/15/18	858,000	749,798
5.375% 6/1/21	1,273,000	1,087,445
Williams Partners LP:
3.35% 8/15/22	2,500,000	1,850,625
4% 9/15/25	5,000,000	3,805,405
4.3% 3/4/24	491,000	383,808
		95,245,180

TOTAL ENERGY		114,985,266

FINANCIALS - 39.0%
Banks - 13.9%
ABN AMRO Bank NV 2.45% 6/4/20 (a)	5,000,000	4,986,515
Bank of America Corp.:
2.65% 4/1/19	1,524,000	1,531,772
3.95% 4/21/25	4,128,000	3,996,800
4% 1/22/25	3,277,000	3,187,413
4.2% 8/26/24	10,942,000	10,954,704
5.75% 12/1/17	3,000,000	3,181,635
Bank of Nova Scotia 4.5% 12/16/25	7,405,000	7,267,452
Barclays PLC 3.65% 3/16/25	4,116,000	3,781,999
BNP Paribas SA 4.25% 10/15/24	6,500,000	6,281,451
BPCE SA 5.15% 7/21/24 (a)	6,475,000	6,365,547
Citigroup, Inc.:
2.05% 12/7/18	5,000,000	4,970,085
2.5% 7/29/19	4,000,000	4,009,648
4.05% 7/30/22	316,000	322,034
4.4% 6/10/25	1,221,000	1,217,442
5.5% 9/13/25	1,317,000	1,410,942
8.125% 7/15/39	1,924,000	2,744,147
Citizens Bank NA 2.3% 12/3/18	799,000	800,010
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	517,000	529,414
Credit Agricole SA 4.375% 3/17/25 (a)	3,636,000	3,461,734
Credit Suisse AG 6% 2/15/18	122,000	129,161
Credit Suisse New York Branch 3% 10/29/21	1,550,000	1,551,652
Discover Bank:
2% 2/21/18	3,900,000	3,852,978
7% 4/15/20	2,391,000	2,695,910
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,118,241
5.45% 1/15/17	1,232,000	1,272,346
8.25% 3/1/38	3,848,000	5,418,858
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,289,810
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	7,245,000	6,658,068
5.71% 1/15/26 (a)	1,569,000	1,494,975
JPMorgan Chase & Co. 3.875% 2/1/24	5,000,000	5,262,335
Rabobank Nederland 4.625% 12/1/23	4,531,000	4,621,905
Regions Bank 6.45% 6/26/37	2,611,000	3,129,599
Regions Financial Corp. 2% 5/15/18	558,000	553,052
Royal Bank of Canada 4.65% 1/27/26	1,181,000	1,191,243
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,640,000	3,486,508
6% 12/19/23	5,228,000	5,281,420
6.1% 6/10/23	1,000,000	1,012,500
6.125% 12/15/22	5,972,000	6,268,665
SunTrust Banks, Inc. 2.5% 5/1/19	5,184,000	5,209,184
Wells Fargo & Co. 4.65% 11/4/44	4,700,000	4,598,231
		140,097,385
Capital Markets - 6.1%
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45 (a)	8,385,000	7,691,527
Deutsche Bank AG 4.5% 4/1/25	5,594,000	4,741,665
Goldman Sachs Group, Inc.:
3.75% 5/22/25	6,000,000	6,076,794
3.75% 2/25/26	5,000,000	5,043,795
4.25% 10/21/25	4,750,000	4,726,739
5.25% 7/27/21	1,227,000	1,361,080
5.95% 1/18/18	178,000	189,799
6.15% 4/1/18	204,000	219,880
Janus Capital Group, Inc. 4.875% 8/1/25	2,848,000	2,994,108
Lazard Group LLC 6.85% 6/15/17	31,000	32,593
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,470,122
Morgan Stanley:
3.875% 1/27/26	5,020,000	5,158,502
4.3% 1/27/45	948,000	903,992
4.875% 11/1/22	9,466,000	9,980,222
5.5% 7/28/21	1,222,000	1,370,692
5.625% 9/23/19	329,000	361,074
5.75% 1/25/21	557,000	626,065
6.625% 4/1/18	153,000	166,572
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	7,500,000	7,408,530
		61,523,751
Consumer Finance - 4.1%
Ally Financial, Inc.:
4.125% 2/13/22	5,560,000	5,407,100
4.75% 9/10/18	4,500,000	4,584,375
Caterpillar Financial Services Corp. 1.8% 11/13/18	7,500,000	7,600,628
Discover Financial Services:
3.85% 11/21/22	2,538,000	2,505,547
5.2% 4/27/22	2,355,000	2,476,447
Ford Motor Credit Co. LLC:
1.5% 1/17/17	599,000	596,440
2.597% 11/4/19	4,950,000	4,876,889
General Electric Capital Corp. 5.875% 1/14/38	150,000	188,693
Hyundai Capital America:
2.125% 10/2/17 (a)	197,000	197,159
2.55% 2/6/19 (a)	3,163,000	3,172,739
2.875% 8/9/18 (a)	4,930,000	4,967,049
Synchrony Financial 2.6% 1/15/19	5,000,000	4,958,650
		41,531,716
Diversified Financial Services - 3.0%
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	107,000	106,537
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,568,253
ING U.S., Inc.:
5.5% 7/15/22	2,028,000	2,249,782
5.7% 7/15/43	2,607,000	2,897,913
McGraw Hill Financial, Inc.:
3.3% 8/14/20	4,913,000	5,035,476
4% 6/15/25	6,038,000	6,126,511
Moody's Corp.:
2.75% 7/15/19	6,920,000	7,052,878
5.25% 7/15/44	3,386,000	3,654,401
		30,691,751
Insurance - 6.6%
ACE INA Holdings, Inc.:
2.3% 11/3/20	672,000	675,967
2.875% 11/3/22	641,000	652,464
3.35% 5/3/26	516,000	528,294
4.35% 11/3/45	525,000	550,677
American International Group, Inc.:
4.375% 1/15/55	2,685,000	2,181,334
4.5% 7/16/44	5,833,000	5,169,835
Aon Corp. 6.25% 9/30/40	253,000	280,982
Aon PLC:
3.5% 6/14/24	2,830,000	2,857,941
4.75% 5/15/45	6,000,000	5,911,980
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,843,779
Five Corners Funding Trust 4.419% 11/15/23 (a)	4,111,000	4,255,037
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (a)(b)	66,000	64,680
Hartford Financial Services Group, Inc.:
4.3% 4/15/43	1,211,000	1,110,149
8.125% 6/15/38 (b)	4,915,000	5,258,559
Liberty Mutual Group, Inc. 4.95% 5/1/22 (a)	5,250,000	5,675,523
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,643,000	1,805,345
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (a)	2,264,000	2,090,476
5.375% 12/1/41 (a)	148,000	162,473
New York Life Global Funding 1.55% 11/2/18 (a)	7,890,000	7,859,671
Pacific LifeCorp:
5.125% 1/30/43 (a)	1,285,000	1,278,452
6% 2/10/20 (a)	902,000	1,009,237
Pricoa Global Funding I 5.625% 6/15/43 (b)	5,000,000	4,940,000
Prudential Financial, Inc. 5.625% 5/12/41	1,170,000	1,228,948
Symetra Financial Corp. 6.125% 4/1/16 (a)	615,000	617,371
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	287,000	288,446
Unum Group:
5.625% 9/15/20	1,846,000	2,021,305
5.75% 8/15/42	3,748,000	3,926,161
7.125% 9/30/16	106,000	109,201
		66,354,287
Real Estate Investment Trusts - 2.3%
AvalonBay Communities, Inc. 4.2% 12/15/23	4,553,000	4,893,596
Camden Property Trust 4.25% 1/15/24	758,000	809,250
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,372,222
Corporate Office Properties LP:
3.6% 5/15/23	2,201,000	2,049,534
3.7% 6/15/21	476,000	470,607
DDR Corp.:
4.625% 7/15/22	391,000	406,270
4.75% 4/15/18	1,764,000	1,834,779
7.5% 4/1/17	4,000,000	4,221,748
9.625% 3/15/16	214,000	214,596
Duke Realty LP:
3.875% 10/15/22	403,000	414,909
4.375% 6/15/22	206,000	217,028
6.75% 3/15/20	1,295,000	1,484,602
Equity One, Inc. 3.75% 11/15/22	3,000,000	2,999,643
Health Care REIT, Inc.:
2.25% 3/15/18	324,000	323,149
4.7% 9/15/17	548,000	570,716
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	252,788
Retail Opportunity Investments Partnership LP 5% 12/15/23	167,000	173,114
		22,708,551
Real Estate Management & Development - 3.0%
BioMed Realty LP 3.85% 4/15/16	914,000	914,857
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	2,003,906
4.1% 10/1/24	3,000,000	2,958,972
4.55% 10/1/29	2,014,000	2,010,171
4.95% 4/15/18	290,000	303,020
Essex Portfolio LP 5.5% 3/15/17	3,479,000	3,609,323
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,060,217
4.125% 6/15/22	1,832,000	1,890,967
4.4% 2/15/24	1,039,000	1,079,647
4.75% 10/1/20	752,000	811,000
5.5% 12/15/16	2,436,000	2,505,872
6.625% 10/1/17	1,960,000	2,085,905
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	483,462
3.15% 5/15/23	922,000	798,681
4.5% 4/18/22	94,000	91,519
7.75% 8/15/19	126,000	138,328
Mid-America Apartments LP 4.3% 10/15/23	180,000	190,352
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,899,472
Prime Property Funding, Inc. 5.7% 4/15/17 (a)	276,000	284,555
Reckson Operating Partnership LP 6% 3/31/16	286,000	286,941
Tanger Properties LP:
3.875% 12/1/23	398,000	408,259
6.125% 6/1/20	661,000	751,626
Ventas Realty LP 4.125% 1/15/26	345,000	349,842
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	505,400
		30,422,294

TOTAL FINANCIALS		393,329,735

HEALTH CARE - 5.6%
Biotechnology - 1.4%
AbbVie, Inc.:
1.75% 11/6/17	999,000	998,434
2.5% 5/14/20	1,885,000	1,883,745
3.2% 11/6/22	1,183,000	1,193,241
3.6% 5/14/25	1,758,000	1,792,132
4.4% 11/6/42	627,000	600,931
4.5% 5/14/35	1,694,000	1,683,318
Amgen, Inc. 2.2% 5/22/19	5,630,000	5,702,413
		13,854,214
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 4.685% 12/15/44	288,000	297,298
Medtronic, Inc. 3.15% 3/15/22	4,650,000	4,848,955
		5,146,253
Health Care Providers & Services - 1.4%
Express Scripts Holding Co. 4.75% 11/15/21	3,000,000	3,212,478
UnitedHealth Group, Inc.:
3.35% 7/15/22	378,000	395,215
3.75% 7/15/25	2,607,000	2,774,161
3.95% 10/15/42	132,000	127,742
4.25% 3/15/43	2,500,000	2,500,000
4.625% 7/15/35	745,000	799,937
4.625% 11/15/41	965,000	1,022,354
4.75% 7/15/45	1,829,000	2,000,588
WellPoint, Inc.:
1.875% 1/15/18	288,000	287,401
2.375% 2/15/17	810,000	816,069
		13,935,945
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.15% 12/14/18	509,000	509,227
4.15% 2/1/24	248,000	258,948
5.3% 2/1/44	103,000	110,947
		879,122
Pharmaceuticals - 2.2%
Actavis Funding SCS 4.55% 3/15/35	5,473,000	5,500,912
Johnson & Johnson 4.5% 12/5/43	3,200,000	3,689,568
Roche Holdings, Inc. 3% 11/10/25 (a)	5,000,000	5,158,365
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	7,416,000	7,422,370
Zoetis, Inc.:
1.875% 2/1/18	123,000	121,675
3.45% 11/13/20	286,000	291,340
		22,184,230

TOTAL HEALTH CARE		55,999,764

INDUSTRIALS - 3.1%
Aerospace & Defense - 1.4%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	3,251,000	3,286,637
L-3 Communications Corp. 3.95% 5/28/24	1,026,000	964,694
The Boeing Co. 1.65% 10/30/20	10,000,000	9,879,550
		14,130,881
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (a)	549,000	557,279
Continental Airlines, Inc. 6.648% 3/15/19	33,749	34,296
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	39,094	40,028
8.36% 1/20/19	24,855	25,648
		657,251
Industrial Conglomerates - 0.8%
General Electric Co. 4.125% 10/9/42	434,000	438,805
Roper Technologies, Inc. 2.05% 10/1/18	7,475,000	7,437,984
		7,876,789
Machinery - 0.1%
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	270,000	268,284
4.65% 11/1/44	559,000	549,604
		817,888
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	1,008,000	983,073
4.4% 3/15/42	2,500,000	2,519,450
		3,502,523
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18	408,000	398,310
3.75% 2/1/22	1,086,000	1,009,068
3.875% 4/1/21	3,305,000	3,197,588
		4,604,966

TOTAL INDUSTRIALS		31,590,298

INFORMATION TECHNOLOGY - 2.1%
Electronic Equipment & Components - 0.6%
Amphenol Corp. 3.125% 9/15/21	264,000	265,838
Tyco Electronics Group SA:
2.375% 12/17/18	185,000	185,821
6.55% 10/1/17	4,758,000	5,108,612
		5,560,271
IT Services - 0.1%
The Western Union Co. 2.875% 12/10/17	926,000	942,031
Software - 0.8%
Oracle Corp.:
3.25% 5/15/30	4,148,000	4,130,869
4.375% 5/15/55	4,148,000	3,986,838
5.375% 7/15/40	240,000	274,942
		8,392,649
Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co.:
4.4% 10/15/22 (a)	3,420,000	3,341,935
6.2% 10/15/35 (a)	3,426,000	2,969,277
		6,311,212

TOTAL INFORMATION TECHNOLOGY		21,206,163

MATERIALS - 1.6%
Chemicals - 0.7%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	5,220,000	5,129,349
Ecolab, Inc. 1.45% 12/8/17	434,000	431,829
Monsanto Co. 4.7% 7/15/64	1,925,000	1,541,736
		7,102,914
Metals & Mining - 0.9%
Alcoa, Inc.:
5.125% 10/1/24	543,000	490,736
5.4% 4/15/21	4,548,000	4,486,602
Anglo American Capital PLC 4.125% 4/15/21 (a)	2,394,000	1,837,395
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	407,000	401,913
6.75% 10/19/75 (a)(b)	1,010,000	980,963
Corporacion Nacional del Cobre de Chile (Codelco):
4.875% 11/4/44 (a)	200,000	172,851
5.625% 10/18/43 (a)	425,000	404,634
		8,775,094

TOTAL MATERIALS		15,878,008

TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.:
4.5% 5/15/35	4,270,000	3,920,432
4.75% 5/15/46	2,316,000	2,106,810
5.55% 8/15/41	2,700,000	2,652,772
British Telecommunications PLC 2.35% 2/14/19	4,623,000	4,666,761
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	612,804
3.5% 11/1/21	1,420,000	1,483,284
4.6% 4/1/21	460,000	501,806
5.012% 8/21/54	6,001,000	5,581,272
6.4% 9/15/33	1,509,000	1,758,693
6.55% 9/15/43	999,000	1,211,401
		24,496,035
Wireless Telecommunication Services - 1.1%
America Movil S.A.B. de CV 2.375% 9/8/16	1,450,000	1,456,296
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,661,330
Vodafone Group PLC 5.625% 2/27/17	5,000,000	5,207,990
		11,325,616

TOTAL TELECOMMUNICATION SERVICES		35,821,651

UTILITIES - 5.4%
Electric Utilities - 2.5%
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	230,266
DPL, Inc. 6.75% 10/1/19	3,400,000	3,408,500
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,348,411
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	500,000	560,154
6.4% 9/15/20 (a)	1,310,000	1,495,626
FirstEnergy Corp.:
2.75% 3/15/18	699,000	706,122
4.25% 3/15/23	1,919,000	2,003,244
7.375% 11/15/31	6,732,000	8,366,691
Indiana Michigan Power Co. 4.2% 3/15/46	1,274,000	1,269,630
IPALCO Enterprises, Inc. 3.45% 7/15/20	1,894,000	1,886,898
Nevada Power Co. 6.65% 4/1/36	500,000	649,928
Tampa Electric Co. 6.55% 5/15/36	500,000	654,643
TECO Finance, Inc. 5.15% 3/15/20	114,000	124,087
Xcel Energy, Inc. 4.8% 9/15/41	554,000	584,149
		25,288,349
Gas Utilities - 0.7%
Boston Gas Co. 4.487% 2/15/42 (a)	2,000,000	1,996,464
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	5,023,000	4,646,370
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	16,851
		6,659,685
Independent Power and Renewable Electricity Producers - 0.3%
TransAlta Corp. 1.9% 6/3/17	3,700,000	3,472,483
Multi-Utilities - 1.9%
Dominion Resources, Inc.:
2.9031% 9/30/66 (b)	7,158,000	4,810,541
7.5% 6/30/66 (b)	145,000	121,438
NiSource Finance Corp.:
5.25% 2/15/43	234,000	256,805
5.95% 6/15/41	1,493,000	1,745,533
6.4% 3/15/18	24,000	26,029
Puget Energy, Inc.:
3.65% 5/15/25	2,935,000	2,958,950
5.625% 7/15/22	4,240,000	4,760,647
6.5% 12/15/20	613,000	715,221
Sempra Energy:
2.3% 4/1/17	3,024,000	3,043,686
2.875% 10/1/22	224,000	216,841
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	117,000	86,580
		18,742,271

TOTAL UTILITIES		54,162,788

TOTAL NONCONVERTIBLE BONDS
(Cost $872,309,685)		850,815,626

U.S. Treasury Obligations - 1.4%
U.S. Treasury Bonds 3% 11/15/45	4,670,000	5,047,065
U.S. Treasury Notes 2.25% 11/15/25	8,500,000	8,880,843
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,219,404)		13,927,908

Municipal Securities - 2.0%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	426,555
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$40,000	$57,365
7.3% 10/1/39	2,015,000	2,868,614
7.5% 4/1/34	1,165,000	1,671,670
7.55% 4/1/39	1,815,000	2,694,041
7.6% 11/1/40	6,715,000	10,134,077
7.625% 3/1/40	345,000	513,312
Chicago Gen. Oblig.:
(Taxable Proj.) Series 2012 B, 5.432% 1/1/42	160,000	132,290
6.314% 1/1/44	2,280,000	2,063,172
TOTAL MUNICIPAL SECURITIES
(Cost $19,422,802)		20,561,096

Bank Notes - 3.1%
Bank of America NA 2.05% 12/7/18	5,000,000	5,004,555
Capital One Bank NA 2.3% 6/5/19	5,000,000	4,969,595
JPMorgan Chase Bank 6% 10/1/17	10,850,000	11,509,836
Marshall & Ilsley Bank 5% 1/17/17	1,027,000	1,054,008
Regions Bank 7.5% 5/15/18	7,499,000	8,265,690
TOTAL BANK NOTES
(Cost $30,515,810)		30,803,684
	Shares	Value

Fixed-Income Funds - 4.0%
Fidelity Specialized High Income Central Fund (c)
(Cost $44,219,524)	423,267	40,159,579
	Principal Amount	Value

Preferred Securities - 1.0%
FINANCIALS - 1.0%
Banks - 1.0%
Barclays Bank PLC 7.625% 11/21/22	10,010,000	10,334,397
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346%(b)(d)	102,000	102,895
TOTAL PREFERRED SECURITIES
(Cost $11,719,408)		10,437,292
	Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 0.40% (e)
(Cost $29,622,464)	29,622,464	29,622,464
TOTAL INVESTMENT PORTFOLIO - 98.8%
(Cost $1,021,029,097)		996,327,649
NET OTHER ASSETS (LIABILITIES) - 1.2%		12,135,247
NET ASSETS - 100%		$1,008,462,896

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $132,332,978 or 13.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$83,226
Fidelity Specialized High Income Central Fund	1,164,269
Total	$1,247,495

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$41,748,012	$1,164,327	$--	$40,159,579	5.1%
Total	$41,748,012	$1,164,327	$--	$40,159,579

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$850,815,626	$--	$850,815,626	$--
U.S. Government and Government Agency Obligations	13,927,908	--	13,927,908	--
Municipal Securities	20,561,096	--	20,561,096	--
Bank Notes	30,803,684	--	30,803,684	--
Fixed-Income Funds	40,159,579	40,159,579	--	--
Preferred Securities	10,437,292	--	10,437,292	--
Money Market Funds	29,622,464	29,622,464	--	--
Total Investments in Securities:	$996,327,649	$69,782,043	$926,545,606	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.3%
United Kingdom	5.8%
Canada	3.3%
France	1.6%
Luxembourg	1.3%
Mexico	1.2%
Netherlands	1.2%
Others (Individually Less Than 1%)	2.3%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $947,187,109)	$926,545,606
Fidelity Central Funds (cost $73,841,988)	69,782,043
Total Investments (cost $1,021,029,097)		$996,327,649
Receivable for investments sold		16,088,605
Receivable for fund shares sold		1,313,507
Interest receivable		10,509,183
Distributions receivable from Fidelity Central Funds		11,222
Total assets		1,024,250,166
Liabilities
Payable for investments purchased	$11,543,641
Payable for fund shares redeemed	3,682,978
Distributions payable	146,382
Accrued management fee	296,309
Distribution and service plan fees payable	22,391
Other affiliated payables	95,569
Total liabilities		15,787,270
Net Assets		$1,008,462,896
Net Assets consist of:
Paid in capital		$1,043,487,261
Undistributed net investment income		217,422
Accumulated undistributed net realized gain (loss) on investments		(10,540,339)
Net unrealized appreciation (depreciation) on investments		(24,701,448)
Net Assets		$1,008,462,896
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($32,055,064 ÷ 2,943,568 shares)		$10.89
Maximum offering price per share (100/96.00 of $10.89)		$11.34
Class T:
Net Asset Value and redemption price per share ($8,115,376 ÷ 745,233 shares)		$10.89
Maximum offering price per share (100/96.00 of $10.89)		$11.34
Class C:
Net Asset Value and offering price per share ($16,720,737 ÷ 1,535,610 shares)(a)		$10.89
Corporate Bond:
Net Asset Value, offering price and redemption price per share ($836,467,233 ÷ 76,812,467 shares)		$10.89
Class I:
Net Asset Value, offering price and redemption price per share ($115,104,486 ÷ 10,569,753 shares)		$10.89

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2016 (Unaudited)
Investment Income
Dividends		$384,868
Interest		17,717,074
Income from Fidelity Central Funds		1,247,495
Total income		19,349,437
Expenses
Management fee	$1,767,679
Transfer agent fees	562,687
Distribution and service plan fees	148,439
Independent trustees' compensation	2,101
Miscellaneous	672
Total expenses before reductions	2,481,578
Expense reductions	(63)	2,481,515
Net investment income (loss)		16,867,922
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,570,572)
Total net realized gain (loss)		(10,570,572)
Change in net unrealized appreciation (depreciation) on investment securities		(10,184,436)
Net gain (loss)		(20,755,008)
Net increase (decrease) in net assets resulting from operations		$(3,887,086)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,867,922	$32,982,717
Net realized gain (loss)	(10,570,572)	2,801,939
Change in net unrealized appreciation (depreciation)	(10,184,436)	(44,998,470)
Net increase (decrease) in net assets resulting from operations	(3,887,086)	(9,213,814)
Distributions to shareholders from net investment income	(16,933,422)	(32,369,363)
Distributions to shareholders from net realized gain	–	(636,659)
Total distributions	(16,933,422)	(33,006,022)
Share transactions - net increase (decrease)	52,074,019	209,771,781
Total increase (decrease) in net assets	31,253,511	167,551,945
Net Assets
Beginning of period	977,209,385	809,657,440
End of period (including undistributed net investment income of $217,422 and undistributed net investment income of $282,922, respectively)	$1,008,462,896	$977,209,385

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class A

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$11.53	$10.81	$11.42	$10.70	$10.45
Income from Investment Operations
Net investment income (loss)A	.167	.319	.305	.277	.287	.356
Net realized and unrealized gain (loss)	(.219)	(.420)	.720	(.536)	.857	.366
Total from investment operations	(.052)	(.101)	1.025	(.259)	1.144	.722
Distributions from net investment income	(.168)	(.312)	(.305)	(.273)	(.294)	(.370)
Distributions from net realized gain	–	(.007)	–	(.078)	(.130)	(.102)
Total distributions	(.168)	(.319)	(.305)	(.351)	(.424)	(.472)
Net asset value, end of period	$10.89	$11.11	$11.53	$10.81	$11.42	$10.70
Total ReturnB,C,D	(.47)%	(.92)%	9.60%	(2.36)%	10.98%	7.16%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.79%	.79%	.76%	.76%	.75%
Expenses net of fee waivers, if any	.80%G	.79%	.79%	.76%	.76%	.75%
Expenses net of all reductions	.80%G	.79%	.79%	.76%	.76%	.75%
Net investment income (loss)	3.05%G	2.79%	2.73%	2.43%	2.62%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$32,055	$29,835	$27,677	$21,833	$40,842	$12,935
Portfolio turnover rateH	33%G	50%	61%	58%	103%	242%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class T

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$11.53	$10.81	$11.42	$10.69	$10.44
Income from Investment Operations
Net investment income (loss)A	.163	.311	.298	.272	.284	.357
Net realized and unrealized gain (loss)	(.219)	(.420)	.720	(.537)	.868	.363
Total from investment operations	(.056)	(.109)	1.018	(.265)	1.152	.720
Distributions from net investment income	(.164)	(.304)	(.298)	(.267)	(.292)	(.368)
Distributions from net realized gain	–	(.007)	–	(.078)	(.130)	(.102)
Total distributions	(.164)	(.311)	(.298)	(.345)	(.422)	(.470)
Net asset value, end of period	$10.89	$11.11	$11.53	$10.81	$11.42	$10.69
Total ReturnB,C,D	(.51)%	(.99)%	9.53%	(2.42)%	11.06%	7.14%
Ratios to Average Net AssetsE,F
Expenses before reductions	.87%G	.86%	.85%	.80%	.79%	.75%
Expenses net of fee waivers, if any	.87%G	.86%	.85%	.80%	.79%	.75%
Expenses net of all reductions	.87%G	.86%	.85%	.80%	.79%	.75%
Net investment income (loss)	2.98%G	2.72%	2.67%	2.39%	2.59%	3.42%
Supplemental Data
Net assets, end of period (000 omitted)	$8,115	$7,812	$6,651	$6,502	$12,078	$5,153
Portfolio turnover rateH	33%G	50%	61%	58%	103%	242%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class C

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$11.53	$10.80	$11.42	$10.69	$10.44
Income from Investment Operations
Net investment income (loss)A	.126	.231	.219	.189	.204	.280
Net realized and unrealized gain (loss)	(.219)	(.419)	.730	(.544)	.868	.361
Total from investment operations	(.093)	(.188)	.949	(.355)	1.072	.641
Distributions from net investment income	(.127)	(.225)	(.219)	(.187)	(.212)	(.289)
Distributions from net realized gain	–	(.007)	–	(.078)	(.130)	(.102)
Total distributions	(.127)	(.232)	(.219)	(.265)	(.342)	(.391)
Net asset value, end of period	$10.89	$11.11	$11.53	$10.80	$11.42	$10.69
Total ReturnB,C,D	(.85)%	(1.67)%	8.86%	(3.20)%	10.25%	6.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%G	1.55%	1.56%	1.53%	1.51%	1.47%
Expenses net of fee waivers, if any	1.55%G	1.55%	1.56%	1.53%	1.51%	1.47%
Expenses net of all reductions	1.55%G	1.55%	1.56%	1.53%	1.51%	1.47%
Net investment income (loss)	2.30%G	2.03%	1.96%	1.66%	1.86%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$16,721	$20,372	$11,713	$13,705	$24,613	$11,111
Portfolio turnover rateH	33%G	50%	61%	58%	103%	242%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$11.53	$10.81	$11.42	$10.70	$10.45
Income from Investment Operations
Net investment income (loss)A	.187	.358	.342	.309	.321	.388
Net realized and unrealized gain (loss)	(.220)	(.420)	.721	(.532)	.858	.367
Total from investment operations	(.033)	(.062)	1.063	(.223)	1.179	.755
Distributions from net investment income	(.187)	(.351)	(.343)	(.309)	(.329)	(.403)
Distributions from net realized gain	–	(.007)	–	(.078)	(.130)	(.102)
Total distributions	(.187)	(.358)	(.343)	(.387)	(.459)	(.505)
Net asset value, end of period	$10.89	$11.11	$11.53	$10.81	$11.42	$10.70
Total ReturnB,C	(.30)%	(.58)%	9.96%	(2.06)%	11.32%	7.50%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.40%F	3.13%	3.07%	2.74%	2.93%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$836,467	$800,365	$697,733	$771,621	$471,540	$110,113
Portfolio turnover rateG	33%F	50%	61%	58%	103%	242%H

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class I

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$11.53	$10.81	$11.42	$10.70	$10.45
Income from Investment Operations
Net investment income (loss)A	.184	.350	.336	.301	.316	.389
Net realized and unrealized gain (loss)	(.220)	(.418)	.720	(.530)	.858	.366
Total from investment operations	(.036)	(.068)	1.056	(.229)	1.174	.755
Distributions from net investment income	(.184)	(.345)	(.336)	(.303)	(.324)	(.403)
Distributions from net realized gain	–	(.007)	–	(.078)	(.130)	(.102)
Total distributions	(.184)	(.352)	(.336)	(.381)	(.454)	(.505)
Net asset value, end of period	$10.89	$11.11	$11.53	$10.81	$11.42	$10.70
Total ReturnB,C	(.33)%	(.63)%	9.90%	(2.11)%	11.27%	7.51%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.51%	.52%	.49%	.43%
Expenses net of fee waivers, if any	.50%F	.50%	.51%	.51%	.49%	.43%
Expenses net of all reductions	.50%F	.50%	.51%	.51%	.49%	.43%
Net investment income (loss)	3.35%F	3.07%	3.01%	2.68%	2.88%	3.75%
Supplemental Data
Net assets, end of period (000 omitted)	$115,104	$118,825	$65,882	$49,866	$5,996	$1,906
Portfolio turnover rateG	33%F	50%	61%	58%	103%	242%H

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$18,280,621
Gross unrealized depreciation	(42,441,657)
Net unrealized appreciation (depreciation) on securities	$(24,161,036)
Tax cost	$1,020,488,685

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(142,079)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $183,486,425 and $124,296,217, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$39,278	$712
Class T	-%	.25%	10,066	–
Class C	.75%	.25%	99,095	37,754
			$148,439	$38,466

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,264
Class T	812
Class C(a)	7,541
$12,617

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$30,181.19
Class T	10,853.27
Class C	19,325.20
Corporate Bond	412,686.10
Class I	89,642.15
	$562,687

 (a) Annualized

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $672 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $63.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Class A	$478,918	$813,671
Class T	119,762	210,742
Class C	227,987	348,748
Corporate Bond	14,132,674	28,038,926
Class I	1,974,081	2,957,276
Total	$16,933,422	$32,369,363
From net realized gain
Class A	$–	$18,619
Class T	–	4,862
Class C	–	9,110
Corporate Bond	–	560,454
Class I	–	43,614
Total	$–	$636,659

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Class A
Shares sold	740,976	1,588,722	$8,165,728	$18,202,646
Reinvestment of distributions	41,691	68,942	459,363	788,156
Shares redeemed	(524,901)	(1,371,598)	(5,771,230)	(15,714,537)
Net increase (decrease)	257,766	286,066	$2,853,861	$3,276,265
Class T
Shares sold	112,675	417,162	$1,242,797	$4,774,665
Reinvestment of distributions	10,655	18,340	117,403	209,687
Shares redeemed	(81,306)	(309,008)	(893,864)	(3,517,632)
Net increase (decrease)	42,024	126,494	$466,336	$1,466,720
Class C
Shares sold	460,509	1,358,833	$5,068,212	$15,615,558
Reinvestment of distributions	20,410	30,744	225,003	350,856
Shares redeemed	(779,439)	(571,153)	(8,534,338)	(6,502,091)
Net increase (decrease)	(298,520)	818,424	$(3,241,123)	$9,464,323
Corporate Bond
Shares sold	15,124,070	48,939,032	$167,250,051	$561,678,125
Reinvestment of distributions	1,202,110	2,357,302	13,243,476	26,966,661
Shares redeemed	(11,564,249)	(39,742,648)	(127,157,165)	(450,652,855)
Net increase (decrease)	4,761,931	11,553,686	$53,336,362	$137,991,931
Class I
Shares sold	839,534	6,825,368	$9,231,468	$78,597,874
Reinvestment of distributions	175,567	259,436	1,934,792	2,961,561
Shares redeemed	(1,141,978)	(2,100,347)	(12,507,677)	(23,986,893)
Net increase (decrease)	(126,877)	4,984,457	$(1,341,417)	$57,572,542

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Class A	.80%
Actual		$1,000.00	$995.30	$3.97
Hypothetical-C		$1,000.00	$1,020.89	$4.02
Class T	.87%
Actual		$1,000.00	$994.90	$4.32
Hypothetical-C		$1,000.00	$1,020.54	$4.37
Class C	1.55%
Actual		$1,000.00	$991.50	$7.67
Hypothetical-C		$1,000.00	$1,017.16	$7.77
Corporate Bond	.45%
Actual		$1,000.00	$997.00	$2.23
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class I	.50%
Actual		$1,000.00	$996.70	$2.48
Hypothetical-C		$1,000.00	$1,022.38	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one- and three-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's management contract.

Fidelity Corporate Bond Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays the fund to manage the fund's assets.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ACBDI-SANN-0416
1.907021.105

Fidelity Advisor® Series Short-Term Credit Fund Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	7.1%
AAA	19.7%
AA	4.4%
A	26.2%
BBB	39.6%
BB and Below	2.3%
Not Rated	0.4%
Short-Term Investments and Net Other Assets	0.3%

As of August 31, 2015
U.S. Government and U.S. Government Agency Obligations	11.6%
AAA	21.7%
AA	4.2%
A	26.7%
BBB	32.2%
BB and Below	2.6%
Not Rated	0.4%
Short-Term Investments and Net Other Assets	0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	2.0	2.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	1.7	1.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016 *
Corporate Bonds	70.3%
U.S. Government and U.S. Government Agency Obligations	7.1%
Asset-Backed Securities	13.1%
CMOs and Other Mortgage Related Securities	7.8%
Municipal Bonds	0.2%
Other Investments	1.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 15.1%

As of August 31, 2015 *
Corporate Bonds	63.2%
U.S. Government and U.S. Government Agency Obligations	11.6%
Asset-Backed Securities	13.1%
CMOs and Other Mortgage Related Securities	10.4%
Other Investments	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 15.5%

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 70.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.3%
Automobiles - 2.8%
American Honda Finance Corp.:
0.95% 5/5/17	$715,000	$712,611
1.125% 10/7/16	272,000	272,572
1.7% 2/22/19	166,000	166,245
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	358,000	355,732
1.45% 8/1/16 (a)	311,000	311,055
1.65% 3/2/18 (a)	179,000	177,231
1.65% 5/18/18 (a)	500,000	493,701
General Motors Financial Co., Inc. 2.4% 4/10/18	799,000	784,976
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	358,000	351,724
1.65% 5/22/18 (a)	500,000	484,839
Volkswagen International Finance NV 2.125% 11/20/18 (a)	500,000	483,893
		4,594,579
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 2.1% 12/7/18	71,000	71,917
Media - 2.4%
CBS Corp. 2.3% 8/15/19	100,000	100,484
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (a)	200,000	200,498
COX Communications, Inc. 6.25% 6/1/18 (a)	89,000	95,308
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 2.4% 3/15/17	858,000	866,435
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	1,000,000	1,006,283
Thomson Reuters Corp. 0.875% 5/23/16	95,000	94,900
Time Warner Cable, Inc. 5.85% 5/1/17	675,000	700,915
Time Warner, Inc. 6.875% 6/15/18	500,000	553,728
Viacom, Inc. 2.2% 4/1/19	179,000	175,658
Walt Disney Co. 1.1% 12/1/17	174,000	174,125
		3,968,334

TOTAL CONSUMER DISCRETIONARY		8,634,830

CONSUMER STAPLES - 6.0%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	728,000	734,900
2.65% 2/1/21	350,000	356,227
Heineken NV 1.4% 10/1/17 (a)	99,000	98,967
SABMiller Holdings, Inc. 2.45% 1/15/17 (a)	476,000	479,755
		1,669,849
Food & Staples Retailing - 0.8%
CVS Health Corp.:
1.9% 7/20/18	171,000	171,690
2.25% 12/5/18	500,000	505,178
2.25% 8/12/19	500,000	505,843
Walgreens Boots Alliance, Inc. 1.75% 11/17/17	46,000	45,942
		1,228,653
Food Products - 2.0%
General Mills, Inc.:
1.4% 10/20/17	447,000	447,111
5.7% 2/15/17	500,000	521,658
H.J. Heinz Co. 1.6% 6/30/17 (a)	350,000	349,623
The J.M. Smucker Co. 1.75% 3/15/18	1,116,000	1,112,446
Tyson Foods, Inc. 2.65% 8/15/19	679,000	688,175
William Wrigley Jr. Co. 1.4% 10/21/16 (a)	121,000	121,035
		3,240,048
Tobacco - 2.2%
BAT International Finance PLC:
1.85% 6/15/18 (a)	750,000	753,089
2.75% 6/15/20 (a)	500,000	510,634
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	200,000	199,812
2.05% 7/20/18 (a)	400,000	398,076
Philip Morris International, Inc.:
1.25% 8/11/17	322,000	322,741
1.375% 2/25/19	432,000	430,556
Reynolds American, Inc.:
2.3% 6/12/18	578,000	584,178
3.25% 6/12/20	127,000	132,077
6.75% 6/15/17	294,000	315,603
		3,646,766

TOTAL CONSUMER STAPLES		9,785,316

ENERGY - 6.2%
Energy Equipment & Services - 0.3%
Nabors Industries, Inc. 2.35% 9/15/16	102,000	100,971
Noble Holding International Ltd. 4% 3/16/18	12,000	9,600
Petrofac Ltd. 3.4% 10/10/18 (a)	322,000	273,119
		383,690
Oil, Gas & Consumable Fuels - 5.9%
BG Energy Capital PLC 2.875% 10/15/16 (a)	241,000	242,227
BP Capital Markets PLC:
1.375% 5/10/18	1,195,000	1,171,131
2.248% 11/1/16	236,000	237,229
2.521% 1/15/20	500,000	490,928
Canadian Natural Resources Ltd. 1.75% 1/15/18	74,000	67,629
Columbia Pipeline Group, Inc. 2.45% 6/1/18 (a)	237,000	227,386
ConocoPhillips Co. 1.5% 5/15/18	1,370,000	1,307,912
Enbridge, Inc.:
0.8662% 6/2/17 (b)	317,000	302,953
1.2622% 10/1/16 (b)	447,000	442,727
Enterprise Products Operating LP:
1.65% 5/7/18	424,000	409,644
2.55% 10/15/19	35,000	33,872
Exxon Mobil Corp. 1.6% 3/1/19	500,000	500,000
Kinder Morgan, Inc. 3.05% 12/1/19	350,000	323,103
Marathon Petroleum Corp.:
2.7% 12/14/18	39,000	37,772
3.5% 3/1/16	304,000	304,000
Petro-Canada 6.05% 5/15/18	179,000	183,129
Petrobras Global Finance BV:
2% 5/20/16	358,000	356,747
3.25% 3/17/17	268,000	259,692
Petroleos Mexicanos:
3.125% 1/23/19	30,000	29,169
5.5% 2/4/19 (a)	230,000	237,820
Phillips 66 Co. 2.95% 5/1/17	116,000	117,457
Schlumberger Investment SA 1.25% 8/1/17 (a)	268,000	263,436
Shell International Finance BV 2.125% 5/11/20	266,000	259,049
Southwestern Energy Co. 3.3% 1/23/18	69,000	49,680
Spectra Energy Partners, LP 2.95% 6/15/16	56,000	56,065
Total Capital International SA 1% 1/10/17	537,000	534,893
TransCanada PipeLines Ltd.:
1.2831% 6/30/16 (b)	716,000	714,532
1.625% 11/9/17	200,000	196,476
1.875% 1/12/18	358,000	351,170
		9,707,828

TOTAL ENERGY		10,091,518

FINANCIALS - 33.1%
Banks - 15.2%
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (a)	208,000	207,480
Bank of America Corp.:
2% 1/11/18	2,191,000	2,183,318
2.6% 1/15/19	4,350,000	4,370,556
Bank of Montreal 1.4% 4/10/18	700,000	696,377
Bank of Nova Scotia 1.375% 12/18/17	191,000	190,518
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.45% 9/8/17 (a)	250,000	249,024
1.55% 9/9/16 (a)	205,000	205,260
1.7% 3/5/18 (a)	358,000	355,954
Barclays PLC 2% 3/16/18	850,000	833,501
BNP Paribas 2.375% 9/14/17	370,000	373,526
Capital One NA 2.35% 8/17/18	500,000	497,679
Citigroup, Inc.:
1.3% 11/15/16	314,000	313,896
1.55% 8/14/17	895,000	890,212
1.5786% 7/25/16 (b)	358,000	358,483
1.7% 4/27/18	500,000	494,685
1.8% 2/5/18	351,000	348,664
1.85% 11/24/17	179,000	178,424
2.15% 7/30/18	300,000	298,930
2.4% 2/18/20	241,000	238,863
2.5% 9/26/18	300,000	301,930
2.5% 7/29/19	175,000	175,422
Citizens Bank NA:
1.6% 12/4/17	358,000	353,977
2.45% 12/4/19	270,000	267,876
Commonwealth Bank of Australia 1.125% 3/13/17	384,000	383,548
Credit Suisse New York Branch:
1.1246% 5/26/17 (b)	358,000	356,047
1.375% 5/26/17	895,000	888,795
1.7% 4/27/18	350,000	346,307
1.75% 1/29/18	358,000	355,780
Discover Bank:
2% 2/21/18	447,000	441,611
2.6% 11/13/18	500,000	499,496
Fifth Third Bancorp 4.5% 6/1/18	223,000	234,678
Fifth Third Bank 2.15% 8/20/18	228,000	228,961
HSBC U.S.A., Inc.:
1.7% 3/5/18	216,000	214,394
2.625% 9/24/18	179,000	180,032
Intesa Sanpaolo SpA 2.375% 1/13/17	447,000	448,419
JPMorgan Chase & Co. 2% 8/15/17	358,000	359,635
La Caisse Centrale 1.75% 1/29/18 (a)	268,000	266,063
Lloyds Bank PLC 1.75% 3/16/18	268,000	266,745
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (a)	268,000	266,458
Mizuho Bank Ltd.:
1.0531% 9/25/17 (a)(b)	358,000	356,548
1.55% 10/17/17 (a)	587,000	583,433
MUFG Americas Holdings Corp. 1.625% 2/9/18	51,000	50,629
Nordea Bank AB 1.875% 9/17/18 (a)	200,000	199,853
Regions Financial Corp. 2% 5/15/18	496,000	491,602
Royal Bank of Canada 2.2% 7/27/18	179,000	180,977
Royal Bank of Scotland Group PLC 1.5431% 3/31/17 (b)	393,000	391,749
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	447,000	446,683
1.75% 1/16/18	358,000	356,656
SunTrust Banks, Inc. 3.5% 1/20/17	259,000	263,368
Wells Fargo & Co. 2.15% 1/15/19	1,000,000	1,007,022
Westpac Banking Corp. 2% 8/14/17	402,000	405,103
		24,855,147
Capital Markets - 7.9%
Deutsche Bank AG London Branch 1.4% 2/13/17	895,000	889,209
Goldman Sachs Group, Inc.:
1.748% 9/15/17	626,000	625,532
2.375% 1/22/18	1,893,000	1,904,477
2.55% 10/23/19	180,000	180,326
2.625% 1/31/19	268,000	270,038
JPMorgan Chase & Co. 1.7% 3/1/18	4,179,000	4,164,762
Lazard Group LLC 6.85% 6/15/17	5,000	5,257
Morgan Stanley:
1.875% 1/5/18	2,179,000	2,173,572
5.45% 1/9/17	608,000	627,990
UBS AG Stamford Branch:
1.3031% 3/26/18 (b)	1,000,000	997,534
1.375% 6/1/17	500,000	498,739
1.375% 8/14/17	352,000	350,685
1.8% 3/26/18	256,000	256,139
		12,944,260
Consumer Finance - 4.1%
American Express Credit Corp.:
1.125% 6/5/17	447,000	445,140
2.8% 9/19/16	173,000	174,739
Discover Financial Services 6.45% 6/12/17	563,000	590,418
Ford Motor Credit Co. LLC:
1.684% 9/8/17	358,000	352,754
2.145% 1/9/18	1,858,000	1,848,389
2.24% 6/15/18	701,000	690,865
3% 6/12/17	528,000	532,427
Hyundai Capital America:
1.45% 2/6/17 (a)	250,000	249,168
2% 3/19/18 (a)	179,000	178,199
2.125% 10/2/17 (a)	265,000	265,214
2.875% 8/9/18 (a)	127,000	127,954
John Deere Capital Corp.:
1.3% 3/12/18	1,000,000	996,502
1.6% 7/13/18	65,000	65,073
Synchrony Financial:
1.875% 8/15/17	42,000	41,542
2.6% 1/15/19	150,000	148,760
		6,707,144
Diversified Financial Services - 0.7%
AIG Global Funding 1.65% 12/15/17 (a)	268,000	267,348
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	238,000	239,792
Berkshire Hathaway, Inc. 1.55% 2/9/18	198,000	199,419
IntercontinentalExchange, Inc. 2.75% 12/1/20	58,000	58,957
McGraw Hill Financial, Inc. 2.5% 8/15/18	116,000	116,586
Moody's Corp. 2.75% 7/15/19	320,000	326,145
		1,208,247
Insurance - 3.8%
ACE INA Holdings, Inc. 2.3% 11/3/20	112,000	112,661
AFLAC, Inc. 2.4% 3/16/20	500,000	505,108
American International Group, Inc.:
2.3% 7/16/19	432,000	428,491
5.85% 1/16/18	221,000	235,650
Aon Corp.:
3.125% 5/27/16	223,000	224,048
5% 9/30/20	170,000	187,552
Assurant, Inc. 2.5% 3/15/18	600,000	600,278
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	210,000	214,803
MetLife, Inc.:
1.756% 12/15/17 (b)	83,000	83,033
1.903% 12/15/17 (b)	36,000	36,015
Metropolitan Life Global Funding I:
1.3% 4/10/17 (a)	716,000	716,095
1.5% 1/10/18 (a)	458,000	454,784
New York Life Global Funding 1.55% 11/2/18 (a)	330,000	328,731
Pricoa Global Funding I:
1.15% 11/25/16 (a)	196,000	195,925
1.9% 9/21/18 (a)	300,000	299,269
Principal Life Global Funding II:
2.2% 4/8/20 (a)	430,000	431,708
2.25% 10/15/18 (a)	500,000	505,508
Prudential Financial, Inc. 2.3% 8/15/18	565,000	566,511
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	51,000	51,257
		6,177,427
Real Estate Investment Trusts - 0.8%
Boston Properties, Inc. 3.7% 11/15/18	500,000	518,069
DDR Corp. 9.625% 3/15/16	59,000	59,164
ERP Operating LP 2.375% 7/1/19	114,000	114,544
Health Care REIT, Inc.:
2.25% 3/15/18	61,000	60,840
4.7% 9/15/17	500,000	520,727
Select Income REIT 2.85% 2/1/18	86,000	85,721
		1,359,065
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP 6% 4/1/16	300,000	301,019
Mack-Cali Realty LP 2.5% 12/15/17	137,000	135,726
Ventas Realty LP:
1.25% 4/17/17	88,000	87,283
1.55% 9/26/16	51,000	51,024
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	124,000	123,365
Washington Prime Group LP 3.85% 4/1/20	259,000	266,866
		965,283

TOTAL FINANCIALS		54,216,573

HEALTH CARE - 4.5%
Biotechnology - 1.7%
AbbVie, Inc.:
1.75% 11/6/17	333,000	332,811
1.8% 5/14/18	962,000	959,290
2.5% 5/14/20	273,000	272,818
Amgen, Inc.:
1.25% 5/22/17	356,000	355,245
2.2% 5/22/19	750,000	759,647
Celgene Corp. 2.125% 8/15/18	168,000	168,759
		2,848,570
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 1.8% 12/15/17	246,000	246,311
Medtronic, Inc. 1.5% 3/15/18	296,000	296,704
Zimmer Biomet Holdings, Inc. 2% 4/1/18	340,000	338,517
		881,532
Health Care Providers & Services - 0.7%
Cardinal Health, Inc. 1.95% 6/15/18	51,000	51,017
Express Scripts Holding Co. 1.25% 6/2/17	445,000	442,694
UnitedHealth Group, Inc.:
1.7% 2/15/19	130,000	130,102
1.9% 7/16/18	326,000	329,045
WellPoint, Inc. 1.875% 1/15/18	115,000	114,761
		1,067,619
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	55,000	54,805
2.15% 12/14/18	83,000	83,037
		137,842
Pharmaceuticals - 1.5%
Actavis Funding SCS:
1.582% 3/12/18 (b)	447,000	448,292
2.35% 3/12/18	858,000	863,183
3% 3/12/20	149,000	151,565
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	372,000	372,676
Mylan, Inc. 1.35% 11/29/16	65,000	64,551
Zoetis, Inc.:
1.875% 2/1/18	531,000	525,280
3.45% 11/13/20	47,000	47,878
		2,473,425

TOTAL HEALTH CARE		7,408,988

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.4%
L-3 Communications Corp. 1.5% 5/28/17	177,000	174,627
Lockheed Martin Corp. 1.85% 11/23/18	500,000	503,213
		677,840
Industrial Conglomerates - 0.4%
Danaher Corp. 1.65% 9/15/18	396,000	398,340
Roper Technologies, Inc. 2.05% 10/1/18	214,000	212,940
		611,280
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	88,000	85,910
2.625% 9/4/18	180,000	174,659
		260,569

TOTAL INDUSTRIALS		1,549,689

INFORMATION TECHNOLOGY - 1.3%
Electronic Equipment & Components - 0.6%
Amphenol Corp. 1.55% 9/15/17	304,000	303,179
Tyco Electronics Group SA:
2.375% 12/17/18	40,000	40,178
6.55% 10/1/17	604,000	648,508
		991,865
IT Services - 0.4%
The Western Union Co.:
2.875% 12/10/17	199,000	202,445
3.65% 8/22/18	388,000	396,136
		598,581
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co. 2.85% 10/5/18 (a)	500,000	500,165

TOTAL INFORMATION TECHNOLOGY		2,090,611

MATERIALS - 1.6%
Chemicals - 1.3%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	1,120,000	1,100,550
Ecolab, Inc.:
1.45% 12/8/17	106,000	105,470
1.55% 1/12/18	858,000	854,327
		2,060,347
Metals & Mining - 0.3%
Anglo American Capital PLC 1.572% 4/15/16 (a)(b)	210,000	206,963
Freeport-McMoRan, Inc. 2.3% 11/14/17	119,000	108,885
Rio Tinto Finance (U.S.A.) PLC 1.3658% 6/17/16 (b)	179,000	178,498
		494,346

TOTAL MATERIALS		2,554,693

TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 4.9%
AT&T, Inc.:
1.4% 12/1/17	1,196,000	1,190,216
2.375% 11/27/18	500,000	505,380
2.45% 6/30/20	186,000	185,267
2.95% 5/15/16	214,000	214,816
BellSouth Corp. 4.821% 4/26/16 (a)(b)	500,000	502,974
British Telecommunications PLC:
1.25% 2/14/17	500,000	499,365
1.625% 6/28/16	330,000	330,536
2.35% 2/14/19	886,000	894,387
CenturyLink, Inc. 5.15% 6/15/17	196,000	200,900
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (a)	216,000	216,447
5.75% 3/23/16	358,000	358,996
Verizon Communications, Inc.:
1.35% 6/9/17	1,278,000	1,277,337
2% 11/1/16	488,000	490,721
2.5% 9/15/16	671,000	676,180
3.65% 9/14/18	500,000	523,286
		8,066,808
Wireless Telecommunication Services - 1.2%
America Movil S.A.B. de CV:
1.502% 9/12/16 (b)	214,000	214,023
2.375% 9/8/16	274,000	275,190
Vodafone Group PLC:
1.5% 2/19/18	1,179,000	1,167,802
1.625% 3/20/17	258,000	259,043
		1,916,058

TOTAL TELECOMMUNICATION SERVICES		9,982,866

UTILITIES - 5.3%
Electric Utilities - 3.5%
American Electric Power Co., Inc. 1.65% 12/15/17	274,000	272,117
Cleveland Electric Illuminating Co. 5.7% 4/1/17	200,000	206,517
Duke Energy Corp.:
0.9922% 4/3/17 (b)	320,000	317,660
1.625% 8/15/17	457,000	456,613
2.1% 6/15/18	1,000,000	1,002,077
Eversource Energy 1.45% 5/1/18	52,000	51,379
Exelon Corp.:
1.55% 6/9/17	35,000	34,830
2.85% 6/15/20	51,000	51,433
FirstEnergy Corp. 2.75% 3/15/18	576,000	581,869
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	341,000	340,434
Pacific Gas & Electric Co. 5.625% 11/30/17	317,000	338,178
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000,000	1,014,802
Southern Co. 1.3% 8/15/17	250,000	248,274
TECO Finance, Inc. 1.2169% 4/10/18 (b)	400,000	394,339
Xcel Energy, Inc. 0.75% 5/9/16	393,000	392,761
		5,703,283
Gas Utilities - 0.6%
Southern California Gas Co. 1.55% 6/15/18	1,000,000	998,792
Independent Power and Renewable Electricity Producers - 0.1%
Southern Power Co. 1.5% 6/1/18	264,000	259,877
Multi-Utilities - 1.1%
Berkshire Hathaway Energy Co. 1.1% 5/15/17	468,000	466,641
Dominion Resources, Inc.:
1.4% 9/15/17	151,000	150,022
1.9% 6/15/18	283,000	281,524
1.95% 8/15/16	151,000	151,381
2.5% 12/1/19	229,000	230,740
2.9031% 9/30/66 (b)	239,000	160,620
Wisconsin Energy Corp. 1.65% 6/15/18	334,000	333,387
		1,774,315

TOTAL UTILITIES		8,736,267

TOTAL NONCONVERTIBLE BONDS
(Cost $115,831,220)		115,051,351

U.S. Treasury Obligations - 4.5%
U.S. Treasury Notes:
0.75% 2/15/19	$3,470,000	$3,453,871
1.125% 1/15/19	626,000	629,937
1.375% 3/31/20	3,200,000	3,228,374
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,280,881)		7,312,182

U.S. Government Agency - Mortgage Securities - 2.3%
Fannie Mae - 1.2%
2.388% 2/1/35 (b)	54,744	57,394
2.406% 11/1/34 (b)	29,198	30,543
2.409% 10/1/35 (b)	62,306	65,262
2.45% 11/1/36 (b)	68,104	71,647
2.467% 5/1/35 (b)	48,585	51,235
2.468% 1/1/40 (b)	54,974	57,841
2.471% 3/1/40 (b)	40,666	42,977
2.489% 12/1/33 (b)	27,837	29,371
2.51% 7/1/35 (b)	176,060	185,928
2.523% 10/1/41 (b)	75,276	79,627
2.557% 3/1/40 (b)	29,393	31,004
2.557% 6/1/42 (b)	20,372	20,986
2.595% 4/1/35 (b)	17,022	17,922
2.674% 12/1/34 (b)	25,934	27,452
2.68% 9/1/41 (b)	106,542	112,798
2.685% 12/1/39 (b)	14,683	15,526
2.689% 2/1/42 (b)	124,216	129,146
2.761% 1/1/42 (b)	107,333	111,701
2.791% 8/1/41 (b)	86,813	91,959
2.951% 11/1/40 (b)	13,556	14,074
2.965% 8/1/41 (b)	18,202	19,041
2.98% 9/1/41 (b)	16,384	17,133
3.249% 7/1/41 (b)	21,730	22,703
3.347% 10/1/41 (b)	12,609	13,239
3.553% 7/1/41 (b)	27,448	28,864
4.5% 6/1/19 to 7/1/20	31,997	33,167
5.5% 11/1/17 to 11/1/34	526,876	586,368
6.5% 6/1/16	49	49
7% 4/1/17	621	634

TOTAL FANNIE MAE		1,965,591

Freddie Mac - 1.0%
2.362% 10/1/42 (b)	114,092	120,476
2.413% 4/1/40 (b)	31,544	33,254
2.463% 11/1/35 (b)	36,923	38,649
2.53% 4/1/40 (b)	29,037	30,654
2.576% 8/1/36 (b)	19,305	20,334
2.977% 8/1/41 (b)	51,866	54,970
3% 8/1/21	136,989	143,049
3.122% 9/1/41 (b)	32,727	34,410
3.208% 9/1/41 (b)	15,759	16,469
3.216% 4/1/41 (b)	15,873	16,592
3.297% 6/1/41 (b)	17,468	18,256
3.451% 5/1/41 (b)	13,181	13,715
3.5% 8/1/26	417,190	443,264
3.626% 6/1/41 (b)	24,705	25,898
3.706% 5/1/41 (b)	20,303	21,315
4% 6/1/24 to 4/1/26	483,377	515,851
4.5% 8/1/18 to 11/1/18	92,681	95,658
8.5% 5/1/26 to 7/1/28	6,295	7,532

TOTAL FREDDIE MAC		1,650,346

Ginnie Mae - 0.1%
5.5% 6/15/35	51,313	57,902
7% 1/15/25 to 6/15/32	31,099	37,080

TOTAL GINNIE MAE		94,982

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,720,283)		3,710,919

Asset-Backed Securities - 13.1%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$44,164	$42,618
Series 2005-1 Class M1, 1.1266% 4/25/35 (b)	14,969	13,371
Ally Auto Receivables Trust Series 2014-SN1 Class A3, 0.75% 2/21/17	139,712	139,659
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	118,000	118,249
Series 2012-5 Class A, 1.54% 9/15/19	499,000	499,126
Series 2014-3 Class A, 1.33% 3/15/19	854,000	853,632
Series 2014-5 Class A2, 1.6% 10/15/19	447,000	447,289
Series 2015-3 Class A, 1.63% 5/15/20	350,000	349,963
American Express Credit Account Master Trust:
Series 2014-2 Class A, 1.26% 1/15/20	350,000	350,899
Series 2014-4 Class A, 1.43% 6/15/20	547,000	549,314
AmeriCredit Automobile Receivables Trust:
Series 2013-5 Class A3, 0.9% 9/10/18	141,008	140,848
Series 2014-1 Class A3, 0.9% 2/8/19	130,117	129,859
Series 2014-2 Class A3, 0.94% 2/8/19	354,000	353,349
Series 2014-4 Class A3, 1.27% 7/8/19	90,000	89,806
Series 2015-2 Class A3, 1.27% 1/8/20	400,000	397,717
Series 2015-3 Class A3, 1.54% 3/9/20	500,000	499,131
Argent Securities, Inc. pass-thru certificates Series 2003-W7 Class A2, 1.2158% 3/25/34 (b)	14,781	13,120
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	447,000	448,060
BMV Vehicle Lease Trust Series 2014-1 Class A3, 0.73% 2/21/17	151,915	151,830
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	268,000	268,102
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	62,035	62,035
Series 2014-3 Class A2, 1.18% 12/20/17	262,000	261,881
Series 2015-1 Class A2, 1.42% 6/20/18	263,000	263,225
Series 2015-2 Class A2, 1.39% 9/20/18	185,000	185,143
Carmax Auto Owner Trust Series 2014-4 Class A3, 1.25% 11/15/19	270,000	269,823
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (a)	35,890	35,850
Chase Issuance Trust:
Series 2014-A1 Class A, 1.15% 1/15/19	268,000	268,525
Series 2015-A2, Class A, 1.59% 2/18/20	268,000	269,835
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (a)	500,000	498,841
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (a)	178,447	178,463
Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	270,347	269,452
Citibank Credit Card Issuance Trust:
Series 2014-A4 Class A4, 1.23% 4/24/19	358,000	358,704
Series 2014-A8 Class A8, 1.73% 4/9/20	345,000	348,196
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.6858% 3/25/32 (b)	1,524	1,393
Series 2004-2 Class 3A4, 0.9358% 7/25/34 (b)	11,176	9,036
Series 2004-4 Class M2, 1.2308% 6/25/34 (b)	2,222	2,009
Dell Equipment Finance Trust:
Series 2014-1 Class A3, 0.94% 6/22/20 (a)	131,670	131,607
Series 2015-1 Class A3, 1.3% 3/23/20 (a)	200,000	199,218
Series 2015-2 Class A2A, 1.42% 12/22/17 (a)	200,000	199,629
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	402,000	404,441
Series 2014-A3 Class A3, 1.22% 10/15/19	358,000	358,711
Series 2014-A5 Class A, 1.39% 4/15/20	359,000	360,373
Series 2016-A1 Class A1, 2.1% 7/15/21	320,000	321,615
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (a)	155,549	155,033
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	364,062	362,139
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	330,398	328,194
Fannie Mae Series 2004-T5:
Class AB1, 0.6969% 5/28/35 (b)	28,438	26,232
Class AB3, 1.1189% 5/28/35 (b)	12,075	10,484
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	350,000	349,159
Ford Credit Auto Lease Trust Series 2015-A Class A3, 1.13% 6/15/18	442,000	441,597
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	984,000	985,812
Series 2014-4 Class A1, 1.4% 8/15/19	351,000	351,237
Series 2015-4 Class A1, 1.77% 8/15/20	370,000	370,372
Fremont Home Loan Trust Series 2004-D:
Class M4, 1.8515% 11/25/34 (b)	18,672	1,981
Class M5, 1.9265% 11/25/34 (b)	5,356	96
GM Financial Automobile Leasing Trust:
Series 2014-1A Class A3, 1.01% 5/22/17 (a)	208,715	208,661
Series 2014-2A Class A3, 1.22% 1/22/18 (a)	340,000	340,013
Series 2015-1 Class A3, 1.53% 9/20/18	297,000	298,891
Series 2015-2 Class A3, 1.68% 12/20/18	260,000	260,771
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (a)	415,000	414,053
Home Equity Asset Trust:
Series 2003-5 Class A2, 1.1358% 12/25/33 (b)	7,906	7,313
Series 2004-1 Class M2, 2.1358% 6/25/34 (b)	9,441	8,216
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6165% 1/25/37 (b)	28,130	18,039
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3, 1.4% 11/15/18 (a)	330,000	330,116
Hyundai Auto Receivables Trust Series 2015-C Class A3, 1.46% 2/18/20	249,000	249,888
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.7805% 5/15/18 (a)(b)	300,000	299,821
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.9331% 12/27/29 (b)	1,872	1,863
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	355,000	355,079
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.5458% 4/25/37 (b)	2,312	2,299
Series 2006-OPT1 Class A1A, 0.9465% 6/25/35 (b)	17,231	16,502
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.1158% 8/25/34 (b)	24,849	21,597
Series 2004-NC8 Class M6, 2.3108% 9/25/34 (b)	8,614	7,942
Nissan Auto Lease Trust Series 2014-A Class A3, 0.8% 2/15/17	151,193	151,144
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	358,000	358,225
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0732% 10/30/45 (b)	81,619	76,925
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3015% 9/25/34 (b)	142,806	130,050
Class M4, 2.6015% 9/25/34 (b)	194,565	131,268
Series 2005-WCH1 Class M4, 1.6715% 1/25/36 (b)	33,532	29,451
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	164,000	164,079
SLM Private Credit Student Loan Trust:
Series 2004-A Class C, 1.462% 6/15/33 (b)	93,519	91,167
Series 2004-B:
Class A2, 0.712% 6/15/21 (b)	60,096	59,663
Class C, 1.382% 9/15/33 (b)	114,821	108,044
Synchrony Credit Card Master Note Trust:
Series 2015-2 Class A, 1.6% 4/15/21	350,000	350,892
Series 2015-3 class A, 1.74% 9/15/21	500,000	499,970
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2865% 9/25/34 (b)	15,559	13,106
Toyota Auto Receivables Owner Trust Series 2015-C Class A3, 1.34% 6/17/19	500,000	501,275
Volkswagen Auto Lease Trust Series 2014-A Class A3, 0.8% 4/20/17	173,599	173,231
Volkswagen Auto Loan Enhanced Trust Series 2014-1 Class A3, 0.91% 10/22/18	225,146	223,981
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	222,000	219,508
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	281,000	281,589
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	329,000	328,705
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	270,000	270,513
TOTAL ASSET-BACKED SECURITIES
(Cost $21,496,874)		21,500,133

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.1%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.7362% 5/27/35 (a)(b)	106,382	109,127
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6058% 2/25/37 (b)	12,969	11,478

TOTAL PRIVATE SPONSOR		120,605

U.S. Government Agency - 0.2%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	110,687	117,108
planned amortization class Series 2012-94 Class E, 3% 6/25/22	67,073	68,681
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	28,071	31,956
Series 2009-31 Class A, 4% 2/25/24	12,202	12,450
Freddie Mac:
planned amortization class Series 3820 Class DA, 4% 11/15/35	91,058	95,362
Series 3949 Class MK, 4.5% 10/15/34	69,075	74,877

TOTAL U.S. GOVERNMENT AGENCY		400,434

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $524,480)		521,039

Commercial Mortgage Securities - 7.8%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5885% 2/14/43 (b)(c)	31,658	229
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	100,849	101,039
Series 2006-4 Class A1A, 5.617% 7/10/46 (b)	309,969	312,115
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.5755% 5/15/32 (a)(b)	232,000	228,381
Bayview Commercial Asset Trust:
floater:
Series 2005-4A:
Class A2, 0.8258% 1/25/36 (a)(b)	83,526	71,321
Class M1, 0.8858% 1/25/36 (a)(b)	26,270	20,850
Series 2007-1 Class A2, 0.7058% 3/25/37 (a)(b)	40,052	33,875
Series 2007-4A Class A2, 0.9716% 9/25/37 (a)(b)	109,293	84,181
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(c)	798,256	0
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	273,061	275,667
Series 2006-PW14 Class A1A, 5.189% 12/11/38	111,861	113,729
Series 2006-T22 Class A1A, 5.8216% 4/12/38 (b)	3,778	3,774
Series 2006-PW12 Class A1A, 5.9065% 9/11/38 (b)	128,945	129,032
BXHTL Mortgage Trust Series 2015-JWRZ Class A, 1.656% 5/15/29 (a)(b)	229,000	223,568
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	166,472	174,699
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.827% 12/15/27 (a)(b)	647,776	645,649
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	101,056	102,064
Series 2006-C4 Class A1A, 6.0329% 3/15/49 (b)	35,209	35,222
Series 2013-GC11 Class A1, 0.754% 4/10/46	66,891	66,339
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.484% 4/15/47	172,252	176,728
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.324% 6/11/27 (a)(b)	447,595	436,538
Series 2013-CR9 Class A1, 1.344% 7/10/45	35,923	35,806
COMM Mortgage Trust pass-thru certificates:
sequential payer:
Series 2006-C7 Class A1A, 5.9515% 6/10/46 (b)	185,863	186,335
Series 2006-C8 Class A1A, 5.292% 12/10/46	310,241	314,673
Series 2006-C7 Class A4, 5.9625% 6/10/46 (b)	32,795	32,811
CSMC Series 2015-TOWN Class A, 1.677% 3/15/17 (a)(b)	500,000	494,148
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	26,681	26,705
Series K707 Class A1, 1.615% 9/25/18	179,076	180,125
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.7255% 12/15/16 (a)(b)	624,302	618,330
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	250,248	254,188
Series 2007-C1 Class A1A, 5.483% 12/10/49 (b)	504,242	517,685
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 6.0483% 7/10/38 (b)	70,802	70,976
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.4255% 7/15/31 (a)(b)	97,183	95,701
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	169,579	171,456
Class A4, 5.56% 11/10/39	427,960	431,411
Series 2013-GC12 Class A1, 0.742% 6/10/46 (b)	72,010	71,318
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.4295% 11/5/30 (a)(b)	176,809	176,538
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.6755% 11/15/29 (a)(b)	160,000	159,125
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.3305% 4/15/27 (a)(b)	268,000	264,702
Series 2014-FL5 Class A, 1.4055% 7/15/31 (a)(b)	188,875	186,500
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	318,636	320,782
Series 2006-LDP8 Class A4, 5.399% 5/15/45	192,887	193,487
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	165,000	172,205
Series 2006-LDP7 Class A1A, 6.1056% 4/17/45 (b)	307,634	308,948
Series 2013-C13 Class A1, 1.3029% 1/15/46	198,246	197,578
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	75,388	76,087
Series 2007-C1 Class A4, 5.424% 2/15/40	348,094	354,754
Series 2007-C7 Class A3, 5.866% 9/15/45	149,332	157,312
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.227% 9/15/28 (a)(b)	288,090	286,113
Merrill Lynch Mortgage Trust Series 2006-C2 Class A1A, 5.739% 8/12/43 (b)	270,530	272,421
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	907,829	924,762
Morgan Stanley Capital I Trust:
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	98,600	100,796
Series 2007-IQ14 Class A2, 5.61% 4/15/49	58,282	58,324
Series 2012-C4 Class A1, 1.085% 3/15/45	30,217	30,179
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (b)	63,674	63,634
Series 2007-T27 Class A1A, 5.8206% 6/11/42 (b)	293,023	305,184
SCG Trust Series 2013-SRP1 Class A, 1.8255% 11/15/26 (a)(b)	210,000	209,060
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.8022% 4/10/46	61,115	60,582
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	433,708	441,678
Class A4, 5.308% 11/15/48	163,487	165,229
Series 2007-C31 Class A4, 5.509% 4/15/47	54,606	55,653
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	217,411	217,736
Series 2006-C27 Class A3, 5.765% 7/15/45 (b)	123,775	123,632
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class A1, 0.778% 5/15/45	41,959	41,641
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class A, 1.5475% 11/15/29 (a)(b)	198,700	196,097
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $13,147,395)		12,857,407

Municipal Securities - 0.2%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $321,431)	300,000	324,273

Supranational Obligations - 0.1%
International Bank for Reconstruction & Development 1% 6/15/18 (Cost $150,810)	$151,000	$150,802

Bank Notes - 1.1%
Capital One Bank NA:
1.2% 2/13/17	$354,000	$352,816
1.3% 6/5/17	268,000	266,644
Capital One NA 1.65% 2/5/18	268,000	264,568
Manufacturers & Traders Trust Co. 1.4% 7/25/17	358,000	356,690
Marshall & Ilsley Bank 5% 1/17/17	15,000	15,394
Regions Financial Corp. 2.25% 9/14/18	500,000	497,846
TOTAL BANK NOTES
(Cost $1,760,861)		1,753,958
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.40% (d)
(Cost $1,160,360)	1,160,360	1,160,360
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $165,394,595)		164,342,424
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(576,782)
NET ASSETS - 100%		$163,765,642

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,289,606 or 16.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,478
Total	$2,478

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$115,051,351	$--	$115,051,351	$--
U.S. Government and Government Agency Obligations	7,312,182	--	7,312,182	--
U.S. Government Agency - Mortgage Securities	3,710,919	--	3,710,919	--
Asset-Backed Securities	21,500,133	--	21,470,981	29,152
Collateralized Mortgage Obligations	521,039	--	521,039	--
Commercial Mortgage Securities	12,857,407	--	12,857,407	--
Municipal Securities	324,273	--	324,273	--
Supranational Obligations	150,802	--	150,802	--
Bank Notes	1,753,958	--	1,753,958	--
Money Market Funds	1,160,360	1,160,360	--	--
Total Investments in Securities:	$164,342,424	$1,160,360	$163,152,912	$29,152

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.9%
United Kingdom	5.5%
Canada	2.2%
Japan	1.8%
Luxembourg	1.5%
Netherlands	1.5%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $164,234,235)	$163,182,064
Fidelity Central Funds (cost $1,160,360)	1,160,360
Total Investments (cost $165,394,595)		$164,342,424
Receivable for investments sold		27,867
Receivable for fund shares sold		608
Interest receivable		759,624
Distributions receivable from Fidelity Central Funds		657
Total assets		165,131,180
Liabilities
Payable for investments purchased	$954,845
Payable for fund shares redeemed	348,437
Accrued management fee	47,910
Other affiliated payables	14,346
Total liabilities		1,365,538
Net Assets		$163,765,642
Net Assets consist of:
Paid in capital		$164,714,041
Undistributed net investment income		43,376
Accumulated undistributed net realized gain (loss) on investments		60,396
Net unrealized appreciation (depreciation) on investments		(1,052,171)
Net Assets, for 16,463,807 shares outstanding		$163,765,642
Net Asset Value, offering price and redemption price per share ($163,765,642 ÷ 16,463,807 shares)		$9.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2016 (Unaudited)
Investment Income
Interest		$1,405,576
Income from Fidelity Central Funds		2,478
Total income		1,408,054
Expenses
Management fee	$293,472
Transfer agent fees	90,696
Independent trustees' compensation	358
Total expenses before reductions	384,526
Expense reductions	(22)	384,504
Net investment income (loss)		1,023,550
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	109,390
Total net realized gain (loss)		109,390
Change in net unrealized appreciation (depreciation) on investment securities		(191,941)
Net gain (loss)		(82,551)
Net increase (decrease) in net assets resulting from operations		$940,999

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2016 (Unaudited)	For the period March 27, 2015 (commencement of operations) to August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,023,550	$824,556
Net realized gain (loss)	109,390	(4,600)
Change in net unrealized appreciation (depreciation)	(191,941)	(860,230)
Net increase (decrease) in net assets resulting from operations	940,999	(40,274)
Distributions to shareholders from net investment income	(978,464)	(821,593)
Distributions to shareholders from net realized gain	(50,337)	–
Total distributions	(1,028,801)	(821,593)
Share transactions
Proceeds from sales of shares	38,162,023	203,956,582
Reinvestment of distributions	1,028,801	821,592
Cost of shares redeemed	(48,780,351)	(30,473,336)
Net increase (decrease) in net assets resulting from share transactions	(9,589,527)	174,304,838
Total increase (decrease) in net assets	(9,677,329)	173,442,971
Net Assets
Beginning of period	173,442,971	–
End of period (including undistributed net investment income of $43,376 and distributions in excess of net investment income of $1,710, respectively)	$163,765,642	$173,442,971
Other Information
Shares
Sold	3,834,836	20,400,361
Issued in reinvestment of distributions	103,337	82,336
Redeemed	(4,901,262)	(3,055,801)
Net increase (decrease)	(963,089)	17,426,896

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Series Short-Term Credit Fund

	Six months ended February 29, (Unaudited)	Year ended August 31,
	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.061	.046
Net realized and unrealized gain (loss)	–C	(.051)
Total from investment operations	.061	(.005)
Distributions from net investment income	(.058)	(.045)
Distributions from net realized gain	(.003)	–
Total distributions	(.061)	(.045)
Net asset value, end of period	$9.95	$9.95
Total ReturnD,E	.62%	(.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H	.46%H
Expenses net of fee waivers, if any	.46%H	.46%H
Expenses net of all reductions	.46%H	.46%H
Net investment income (loss)	1.23%H	1.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$163,766	$173,443
Portfolio turnover rateI	43%H	77%J,K

 A For the period March 27, 2015 (commencement of operations) to August 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016

1. Organization.

Fidelity Advisor Series Short-Term Credit Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, premium on debt securities and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$279,797
Gross unrealized depreciation	(1,281,954)
Net unrealized appreciation (depreciation) on securities	$(1,002,157)
Tax cost	$165,344,581

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $16,330,765 and $12,789,799, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $22.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Actual	.46%	$1,000.00	$1,006.20	$2.29
Hypothetical-C		$1,000.00	$1,022.58	$2.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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Spartan® U.S. Bond Index Fund Investor Class and Fidelity Advantage® Class Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	68.9%
AAA	5.5%
AA	4.0%
A	10.5%
BBB	11.3%
BB and Below	0.5%
Not Rated	0.3%
Short-Term Investments and Net Other Assets*	(1.0)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2015
U.S. Government and U.S. Government Agency Obligations	68.7%
AAA	5.1%
AA	3.9%
A	11.5%
BBB	11.3%
BB and Below	0.4%
Not Rated	0.2%
Short-Term Investments and Net Other Assets*	(1.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	7.3	7.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	5.3	5.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016*
Corporate Bonds	25.1%
U.S. Government and U.S. Government Agency Obligations	68.9%
Asset-Backed Securities	0.7%
CMOs and Other Mortgage Related Securities	1.8%
Municipal Bonds	0.8%
Other Investments	3.7%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.0)%

 * Foreign investments - 8.4%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2015*
Corporate Bonds	25.1%
U.S. Government and U.S. Government Agency Obligations	68.7%
Asset-Backed Securities	0.7%
CMOs and Other Mortgage Related Securities	2.0%
Municipal Bonds	0.7%
Other Investments	3.9%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.1)%

 * Foreign investments - 8.6%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.3%
American Honda Finance Corp.:
2.125% 10/10/18	$6,550	$6,618
2.15% 3/13/20	8,550	8,628
2.25% 8/15/19	7,650	7,763
Ford Motor Co. 4.75% 1/15/43	7,650	7,025
General Motors Co.:
5.2% 4/1/45	4,270	3,690
6.6% 4/1/36	5,840	6,003
General Motors Financial Co., Inc.:
3.15% 1/15/20	6,630	6,479
4% 1/15/25	6,170	5,717
4.3% 7/13/25	7,600	7,202
		59,125
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	2,059
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	1,623	1,645
Massachusetts Institute of Technology 3.959% 7/1/38	4,725	5,067
Northwestern University 4.643% 12/1/44	3,350	3,956
President and Fellows of Harvard College 3.619% 10/1/37	1,000	1,019
Rice University 3.774% 5/15/55	1,900	1,950
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,342
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,273
University of Southern California 5.25% 10/1/2111	2,000	2,415
		22,726
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	2,300	2,367
3.7% 1/30/26	6,900	7,202
4.875% 12/9/45	2,600	2,732
5.35% 3/1/18	2,317	2,485
6.3% 3/1/38	7,045	8,457
Metropolitan Museum of Art 3.4% 7/1/45	3,000	2,856
Starbucks Corp. 3.85% 10/1/23	1,875	2,056
		28,155
Media - 1.1%
21st Century Fox America, Inc.:
3.7% 10/15/25	7,000	7,043
5.4% 10/1/43	3,875	3,885
5.65% 8/15/20	1,000	1,126
6.15% 3/1/37	3,955	4,199
6.9% 3/1/19	2,110	2,395
6.9% 8/15/39	2,000	2,251
7.75% 12/1/45	3,160	3,983
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	3,946
CBS Corp. 4% 1/15/26	6,000	6,067
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25 (a)	7,980	8,168
6.484% 10/23/45 (a)	4,690	4,926
Comcast Corp.:
3.125% 7/15/22	3,000	3,124
3.375% 8/15/25	13,700	14,389
4.65% 7/15/42	4,000	4,242
4.75% 3/1/44	5,400	5,676
4.95% 6/15/16	1,862	1,884
5.7% 5/15/18	2,940	3,208
5.7% 7/1/19	8,500	9,549
6.4% 3/1/40	1,000	1,282
6.55% 7/1/39	3,000	3,877
6.95% 8/15/37	6,700	8,926
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.875% 10/1/19	2,905	3,250
6.35% 3/15/40	1,000	1,069
6.375% 3/1/41	2,100	2,264
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,147
4.875% 4/1/43	4,900	3,924
5.05% 6/1/20	3,200	3,350
NBCUniversal, Inc. 6.4% 4/30/40	3,000	3,778
Thomson Reuters Corp.:
1.3% 2/23/17	2,350	2,342
1.65% 9/29/17	8,000	7,966
4.7% 10/15/19	4,000	4,309
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	8,989
5.85% 5/1/17	5,801	6,024
6.75% 7/1/18	1,162	1,266
7.3% 7/1/38	4,000	4,221
8.75% 2/14/19	2,368	2,741
Time Warner, Inc.:
2.1% 6/1/19	3,000	2,974
3.55% 6/1/24	3,000	2,953
3.6% 7/15/25	6,340	6,242
4% 1/15/22	1,000	1,035
4.65% 6/1/44	3,000	2,632
4.85% 7/15/45	3,000	2,798
6.5% 11/15/36	5,724	6,165
Viacom, Inc.:
4.25% 9/1/23	7,775	7,598
4.375% 3/15/43	2,635	1,797
5.625% 9/15/19	1,000	1,073
6.125% 10/5/17	5,420	5,690
Walt Disney Co.:
1.125% 2/15/17	2,760	2,769
1.85% 5/30/19	1,500	1,528
2.3% 2/12/21	4,740	4,858
2.55% 2/15/22	2,810	2,886
3.15% 9/17/25	9,470	10,030
4.125% 6/1/44	5,700	5,880
5.5% 3/15/19	2,000	2,240
		232,934
Multiline Retail - 0.2%
Kohl's Corp. 4.75% 12/15/23	7,800	7,822
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,291
4.3% 2/15/43	4,750	3,397
Target Corp.:
3.875% 7/15/20	3,000	3,277
4% 7/1/42	7,000	7,128
5.875% 7/15/16	2,100	2,140
7% 1/15/38	1,038	1,453
		29,508
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,873
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,813
3.25% 4/15/25	4,000	3,951
3.7% 4/15/22	5,500	5,695
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,140
3.75% 2/15/24	6,725	7,350
4.2% 4/1/43	1,575	1,633
4.875% 2/15/44	2,875	3,229
5.4% 3/1/16	6,400	6,400
5.875% 12/16/36	4,700	5,866
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,393
4.625% 4/15/20	2,000	2,181
4.65% 4/15/42	6,500	7,019
5.8% 4/15/40	2,000	2,442
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,916
		71,901

TOTAL CONSUMER DISCRETIONARY		444,349

CONSUMER STAPLES - 2.1%
Beverages - 0.7%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,007
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,712
2.625% 1/17/23	2,825	2,792
2.65% 2/1/21	19,340	19,684
3.3% 2/1/23	10,250	10,537
3.65% 2/1/26	16,200	16,709
4.625% 2/1/44	5,750	5,972
4.9% 2/1/46	13,000	13,935
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 1/15/20	1,500	1,670
8.2% 1/15/39	2,800	4,136
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,704
5.75% 10/23/17	5,185	5,541
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,833
PepsiCo, Inc.:
2.15% 10/14/20	12,000	12,147
3.6% 8/13/42	3,000	2,823
4.25% 10/22/44	6,000	6,206
4.45% 4/14/46	800	858
4.875% 11/1/40	2,300	2,562
7.9% 11/1/18	6,000	6,981
The Coca-Cola Co.:
2.875% 10/27/25	9,580	9,808
3.15% 11/15/20	3,700	3,941
		140,558
Food & Staples Retailing - 0.5%
CVS Health Corp.:
2.25% 8/12/19	3,750	3,794
2.8% 7/20/20	8,400	8,602
3.875% 7/20/25	4,660	4,985
5.125% 7/20/45	2,810	3,153
5.3% 12/5/43	4,391	4,981
5.75% 5/15/41	6,000	7,049
Kroger Co. 5.15% 8/1/43	2,725	3,004
Sysco Corp. 3.75% 10/1/25	5,700	5,906
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,913
2.8% 4/15/16	6,700	6,718
3.3% 4/22/24	19,000	20,204
5.625% 4/1/40	2,000	2,428
5.625% 4/15/41	4,600	5,642
6.5% 8/15/37	8,275	10,921
Walgreen Co. 3.1% 9/15/22	2,850	2,805
		98,105
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,643
ConAgra Foods, Inc.:
1.9% 1/25/18	5,675	5,670
3.2% 1/25/23	8,805	8,737
General Mills, Inc.:
2.2% 10/21/19	7,000	7,071
5.65% 2/15/19	13,501	14,945
H.J. Heinz Co. 5% 7/15/35 (a)	3,500	3,649
Kellogg Co.:
3.125% 5/17/22	1,875	1,909
3.25% 5/21/18	2,800	2,889
4.45% 5/30/16	2,000	2,017
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	12,023
5% 6/4/42	2,825	2,930
The J.M. Smucker Co. 2.5% 3/15/20	5,700	5,748
Tyson Foods, Inc. 3.95% 8/15/24	7,575	7,988
Unilever Capital Corp.:
2.2% 3/6/19	7,475	7,649
3.1% 7/30/25	2,900	3,060
		90,928
Household Products - 0.2%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,412
2.4% 3/1/22	5,200	5,266
2.4% 6/1/23	8,000	8,026
Procter & Gamble Co.:
1.9% 11/1/19	4,000	4,094
2.3% 2/6/22	4,700	4,778
3.1% 8/15/23	10,000	10,608
		41,184
Personal Products - 0.0%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,742
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	7,034
4.25% 8/9/42	9,780	9,329
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,585
4.5% 3/26/20	2,000	2,205
4.875% 11/15/43	6,000	6,725
5.65% 5/16/18	6,789	7,409
6.375% 5/16/38	1,450	1,881
Reynolds American, Inc.:
4.45% 6/12/25	7,060	7,668
4.85% 9/15/23	1,800	2,012
5.85% 8/15/45	4,240	4,977
6.75% 6/15/17	2,899	3,112
7.25% 6/15/37	7,220	9,050
		65,987

TOTAL CONSUMER STAPLES		447,504

ENERGY - 2.7%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	1,756
Cameron International Corp. 3.7% 6/15/24	7,575	7,319
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	2,772
Halliburton Co.:
2.7% 11/15/20	7,540	7,432
3.8% 11/15/25	10,380	9,826
5% 11/15/45	7,540	6,682
6.15% 9/15/19	2,000	2,179
7.45% 9/15/39	1,500	1,729
Nabors Industries, Inc. 2.35% 9/15/16	7,475	7,400
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,448
3.05% 3/1/16	1,020	1,020
4.625% 3/1/21	1,340	724
5.25% 3/15/42	3,100	1,236
Weatherford International Ltd. 7% 3/15/38	5,580	3,446
		57,969
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	4,053
6.2% 3/15/40	2,000	1,592
6.45% 9/15/36	2,675	2,221
Apache Corp. 5.1% 9/1/40	3,000	2,200
Boardwalk Pipelines LP 4.95% 12/15/24	4,750	4,067
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,752
2.315% 2/13/20	1,800	1,763
2.5% 11/6/22	3,000	2,798
2.521% 1/15/20	6,000	5,891
3.062% 3/17/22	3,750	3,670
3.245% 5/6/22	7,750	7,643
4.5% 10/1/20	2,000	2,114
4.75% 3/10/19	1,000	1,053
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,455
5.7% 5/15/17	1,148	1,150
6.25% 3/15/38	6,850	5,047
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,242
3.8% 9/15/23	1,750	1,279
6.75% 11/15/39	2,000	1,460
Chevron Corp.:
1.104% 12/5/17	5,700	5,655
1.718% 6/24/18	7,525	7,513
1.961% 3/3/20	8,625	8,508
2.193% 11/15/19	11,400	11,456
Columbia Pipeline Group, Inc.:
3.3% 6/1/20 (a)	3,043	2,849
4.5% 6/1/25 (a)	3,325	3,023
ConocoPhillips Co.:
2.2% 5/15/20	5,830	5,390
3.35% 5/15/25	6,810	6,029
5.75% 2/1/19	2,902	3,030
6.5% 2/1/39	7,529	7,519
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,203
3.875% 3/15/23	3,775	2,720
Devon Energy Corp.:
2.25% 12/15/18	5,750	5,011
3.25% 5/15/22	4,000	3,080
5.6% 7/15/41	2,875	1,962
Ecopetrol SA 5.375% 6/26/26	4,740	3,845
El Paso Natural Gas Co. 5.95% 4/15/17	926	937
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	7,698
5.875% 12/15/16	1,000	1,016
6.5% 4/15/18	1,000	1,010
Enbridge, Inc. 3.5% 6/10/24	2,825	2,447
Encana Corp.:
3.9% 11/15/21	4,900	3,479
6.5% 2/1/38	5,000	3,062
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	7,094
4.15% 10/1/20	4,500	3,920
5.15% 3/15/45	2,000	1,455
Enterprise Products Operating LP:
3.7% 2/15/26	1,770	1,659
4.05% 2/15/22	9,325	9,315
4.85% 8/15/42	2,500	2,129
4.85% 3/15/44	5,000	4,291
5.7% 2/15/42	2,000	1,899
6.65% 4/15/18	2,000	2,125
7.55% 4/15/38	2,000	2,226
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,055
Exxon Mobil Corp.:
3.1% 3/1/26	8,330	8,330
3.567% 3/6/45	6,650	6,185
Hess Corp.:
3.5% 7/15/24	3,800	2,991
5.6% 2/15/41	3,400	2,465
8.125% 2/15/19	6,000	6,236
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,203
3.5% 9/1/23	2,000	1,682
3.95% 9/1/22	7,000	6,329
5% 3/1/43	1,000	766
5.625% 9/1/41	1,000	778
6.55% 9/15/40	3,000	2,547
Kinder Morgan, Inc. 5.3% 12/1/34	8,550	6,701
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,016
Marathon Oil Corp. 3.85% 6/1/25	7,000	4,819
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,000
5.125% 3/1/21	1,000	1,001
6.5% 3/1/41	1,000	785
Nexen, Inc. 5.875% 3/10/35	3,710	4,025
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	1,994
2.7% 2/15/23	6,000	5,623
3.125% 2/15/22	2,000	1,992
ONEOK Partners LP:
3.2% 9/15/18	3,000	2,723
3.375% 10/1/22	5,000	3,951
Petro-Canada:
6.05% 5/15/18	3,650	3,734
6.8% 5/15/38	8,445	7,815
Petrobras Global Finance BV:
3% 1/15/19	2,850	2,259
7.25% 3/17/44	3,000	1,955
Petrobras International Finance Co. Ltd.:
6.75% 1/27/41	1,675	1,047
7.875% 3/15/19	6,000	5,415
Petroleos Mexicanos:
3.125% 1/23/19	1,425	1,386
3.5% 7/18/18	5,925	5,881
3.5% 7/23/20 (a)	11,525	10,862
3.5% 1/30/23	6,725	5,820
4.875% 1/24/22	18,010	17,281
5.5% 6/27/44	8,600	6,607
6.375% 1/23/45	3,000	2,602
Phillips 66 Co.:
4.875% 11/15/44	1,000	900
5.875% 5/1/42	9,500	9,093
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	5,536
4.9% 2/15/45	1,900	1,277
5.75% 1/15/20	1,000	964
6.125% 1/15/17	1,795	1,795
6.65% 1/15/37	2,795	2,238
Shell International Finance BV:
1.125% 8/21/17	1,375	1,366
2.125% 5/11/20	8,300	8,083
2.375% 8/21/22	3,000	2,898
3.25% 5/11/25	4,160	4,053
4.375% 5/11/45	7,120	6,605
6.375% 12/15/38	4,200	4,857
Southwestern Energy Co. 4.05% 1/23/20	5,000	3,225
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	1,997
Spectra Energy Partners, LP:
2.95% 9/25/18	2,877	2,832
4.75% 3/15/24	4,825	4,802
Statoil ASA:
1.2% 1/17/18	5,575	5,517
1.95% 11/8/18	7,300	7,234
2.25% 11/8/19	8,000	7,942
3.7% 3/1/24	3,650	3,657
5.1% 8/17/40	2,000	1,999
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	11,537
6.85% 6/1/39	2,000	1,856
Talisman Energy, Inc.:
5.5% 5/15/42	4,100	2,674
5.85% 2/1/37	2,000	1,346
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	4,256
5.75% 6/24/44	1,900	1,245
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,597
Total Capital International SA:
1.55% 6/28/17	5,000	4,999
2.1% 6/19/19	4,275	4,224
2.7% 1/25/23	1,900	1,822
2.75% 6/19/21	6,000	6,000
2.875% 2/17/22	4,175	4,113
3.75% 4/10/24	2,000	2,035
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,633
6.1% 6/1/40	6,700	6,828
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	5,674
Valero Energy Corp. 6.625% 6/15/37	5,420	5,394
Western Gas Partners LP:
2.6% 8/15/18	4,375	3,823
4% 7/1/22	3,000	2,374
Williams Partners LP:
3.35% 8/15/22	2,800	2,073
3.9% 1/15/25	3,525	2,626
XTO Energy, Inc. 5.65% 4/1/16	1,189	1,194
		521,059

TOTAL ENERGY		579,028

FINANCIALS - 8.7%
Banks - 4.1%
Australia & New Zealand Banking Group Ltd.:
1.875% 10/6/17	4,750	4,779
3.7% 11/16/25	6,640	7,030
Bank of America Corp.:
2% 1/11/18	3,550	3,538
2.6% 1/15/19	3,775	3,793
2.65% 4/1/19	17,925	18,016
4% 4/1/24	9,000	9,300
4% 1/22/25	6,000	5,836
4.1% 7/24/23	7,000	7,289
4.2% 8/26/24	8,500	8,510
4.25% 10/22/26	4,000	3,962
4.45% 3/3/26	13,000	13,000
5% 5/13/21	4,000	4,369
5.7% 1/24/22	6,250	7,055
5.75% 12/1/17	5,855	6,209
5.875% 1/5/21	6,640	7,493
6.5% 8/1/16	15,000	15,326
Bank of Montreal:
1.4% 9/11/17	2,875	2,883
2.375% 1/25/19	3,700	3,747
Bank of Nova Scotia 4.375% 1/13/21	1,000	1,087
Banque Centrale de Tunisie 2.452% 7/24/21	8,500	8,820
Barclays PLC:
2.75% 11/8/19	10,000	9,820
3.25% 1/12/21	7,500	7,231
4.375% 1/12/26	5,000	4,825
5.25% 8/17/45	5,600	5,353
BB&T Corp.:
1.6% 8/15/17	5,700	5,705
2.05% 6/19/18	1,900	1,914
BNP Paribas SA:
2.375% 5/21/20	11,600	11,460
2.7% 8/20/18	4,900	4,972
BPCE SA:
2.25% 1/27/20	4,000	3,949
2.5% 7/15/19	12,100	12,178
4% 4/15/24	2,000	2,095
Branch Banking & Trust Co. 3.8% 10/30/26	3,000	3,143
Capital One Bank NA 3.375% 2/15/23	2,424	2,358
Capital One NA 2.4% 9/5/19	7,000	6,908
Citigroup, Inc.:
2.5% 9/26/18	750	755
2.5% 7/29/19	7,400	7,418
2.55% 4/8/19	3,700	3,711
3.375% 3/1/23	6,000	6,046
3.7% 1/12/26	11,130	11,359
3.953% 6/15/16	1,450	1,461
4.4% 6/10/25	4,000	3,988
5.3% 5/6/44	2,000	2,004
5.5% 9/13/25	5,000	5,357
5.875% 1/30/42	1,675	1,902
6.125% 8/25/36	3,650	3,952
8.125% 7/15/39	8,000	11,410
Comerica, Inc. 3.8% 7/22/26	3,650	3,539
Commonwealth Bank of Australia:
1.9% 9/18/17	4,750	4,782
2.3% 3/12/20	7,550	7,558
Corporacion Andina de Fomento:
1.5% 8/8/17	2,825	2,825
4.375% 6/15/22	14,100	15,384
Credit Suisse AG 6% 2/15/18	15,651	16,570
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	12,530	12,280
4.875% 5/15/45	5,000	4,560
Credit Suisse New York Branch:
3% 10/29/21	3,000	3,003
3.625% 9/9/24	3,425	3,439
Discover Bank:
2% 2/21/18	7,375	7,286
4.2% 8/8/23	7,000	7,112
Export-Import Bank of Korea:
2.875% 1/21/25	7,600	7,711
4% 1/11/17	11,380	11,631
5% 4/11/22	6,170	7,076
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,704
4.5% 6/1/18	824	867
8.25% 3/1/38	2,079	2,928
HSBC Holdings PLC:
4.25% 8/18/25	5,600	5,427
4.875% 1/14/22	10,100	11,034
5.1% 4/5/21	2,800	3,082
6.5% 9/15/37	10,500	11,690
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,590
2.625% 9/24/18	7,500	7,543
3.5% 6/23/24	7,000	7,075
Huntington Bancshares, Inc. 2.6% 8/2/18	4,675	4,713
Inter-American Development Bank:
1.75% 4/14/22	1,875	1,895
1.875% 6/16/20	5,270	5,366
1.875% 3/15/21	3,900	3,964
International Bank for Reconstruction & Development 1% 10/5/18	9,630	9,644
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	15,142
2.125% 2/10/25	2,000	1,970
2.75% 1/21/26	3,170	3,266
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,217
2% 8/15/17	7,000	7,032
2.25% 1/23/20	8,875	8,855
2.35% 1/28/19	23,000	23,228
3.15% 7/5/16	1,500	1,512
3.25% 9/23/22	4,000	4,065
3.375% 5/1/23	1,900	1,875
3.875% 9/10/24	7,725	7,762
4.125% 12/15/26	5,875	5,960
4.35% 8/15/21	2,000	2,169
4.5% 1/24/22	13,000	14,087
4.625% 5/10/21	1,500	1,639
4.95% 6/1/45	2,550	2,579
5.5% 10/15/40	5,700	6,615
5.6% 7/15/41	1,500	1,759
6.3% 4/23/19	10,000	11,223
KeyCorp. 2.9% 9/15/20	5,800	5,808
Lloyds Bank PLC 3.5% 5/14/25	8,600	8,719
Mitsubishi UFJ Financial Group, Inc. 3.85% 3/1/26	6,580	6,654
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,785
Nordic Investment Bank 0.5% 4/14/16	8,450	8,450
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,909
PNC Bank NA:
2.4% 10/18/19	4,750	4,816
2.6% 7/21/20	6,680	6,790
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,837
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,392
6.7% 6/10/19	2,500	2,867
Rabobank (Netherlands) NV:
3.95% 11/9/22	5,300	5,277
4.5% 1/11/21	1,000	1,094
5.25% 5/24/41	3,000	3,460
Rabobank Nederland 4.375% 8/4/25	6,000	6,034
Rabobank Nederland New York Branch 3.375% 5/21/25	3,750	3,780
Regions Financial Corp.:
2% 5/15/18	3,650	3,618
3.2% 2/8/21	14,100	14,032
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,591
2.3% 7/20/16	5,500	5,532
4.65% 1/27/26	9,390	9,471
Societe Generale SA 2.625% 10/1/18	3,750	3,827
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,729
2.45% 1/16/20	5,000	5,002
2.5% 7/19/18	4,351	4,413
3.4% 7/11/24	5,725	5,880
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,007
2.5% 5/1/19	2,000	2,010
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	11,941
The Toronto-Dominion Bank:
2.375% 10/19/16	1,200	1,211
2.5% 7/14/16	1,200	1,208
2.5% 12/14/20	14,020	14,184
U.S. Bancorp 4.125% 5/24/21	3,000	3,271
Wachovia Corp. 5.75% 6/15/17	2,905	3,060
Wells Fargo & Co.:
2.1% 5/8/17	2,725	2,754
2.6% 7/22/20	7,640	7,727
3.3% 9/9/24	4,625	4,710
3.45% 2/13/23	3,675	3,725
3.55% 9/29/25	4,240	4,401
3.9% 5/1/45	4,760	4,623
4.1% 6/3/26	3,225	3,327
4.48% 1/16/24	3,816	4,056
4.9% 11/17/45	2,770	2,809
5.375% 11/2/43	1,850	2,002
5.606% 1/15/44	11,380	12,530
5.625% 12/11/17	5,972	6,384
Westpac Banking Corp.:
2% 8/14/17	5,000	5,039
2.3% 5/26/20	3,000	3,015
4.875% 11/19/19	3,700	4,034
Zions Bancorp. 4.5% 6/13/23	207	211
		882,555
Capital Markets - 1.2%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,670
BlackRock, Inc.:
3.5% 3/18/24	2,900	3,038
4.25% 5/24/21	6,500	7,126
Deutsche Bank AG 4.5% 4/1/25	3,000	2,543
Deutsche Bank AG London Branch 2.95% 8/20/20	9,800	9,493
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,932
Franklin Resources, Inc.:
1.375% 9/15/17	1,900	1,899
2.85% 3/30/25	3,800	3,696
Goldman Sachs Group, Inc.:
2.375% 1/22/18	9,950	10,010
2.55% 10/23/19	11,000	11,020
2.625% 1/31/19	12,850	12,948
2.9% 7/19/18	2,800	2,839
3.5% 1/23/25	5,000	4,951
3.625% 1/22/23	9,000	9,156
3.85% 7/8/24	3,800	3,885
5.25% 7/27/21	4,500	4,992
5.625% 1/15/17	7,000	7,231
5.75% 1/24/22	4,300	4,886
5.95% 1/18/18	3,000	3,199
6% 6/15/20	1,650	1,852
6.15% 4/1/18	7,451	8,031
6.75% 10/1/37	14,860	16,988
Lazard Group LLC:
4.25% 11/14/20	2,650	2,719
6.85% 6/15/17	828	871
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,331
6.875% 4/25/18	6,991	7,636
7.75% 5/14/38	4,175	5,373
Morgan Stanley:
2.125% 4/25/18	8,000	7,998
2.375% 7/23/19	7,550	7,534
2.5% 1/24/19	6,000	6,031
2.65% 1/27/20	11,000	10,984
3.7% 10/23/24	6,000	6,079
3.75% 2/25/23	6,775	6,931
3.875% 4/29/24	9,000	9,249
3.95% 4/23/27	5,210	5,033
4.3% 1/27/45	2,000	1,907
5.45% 1/9/17	236	244
5.5% 7/28/21	3,400	3,814
5.625% 9/23/19	2,000	2,195
5.75% 1/25/21	5,000	5,620
5.95% 12/28/17	5,745	6,135
6.375% 7/24/42	2,900	3,601
6.625% 4/1/18	5,055	5,503
7.25% 4/1/32	1,000	1,311
7.3% 5/13/19	3,000	3,431
State Street Corp. 2.875% 3/7/16	3,340	3,341
The Bank of New York Mellon Corp.:
2.3% 7/28/16	1,000	1,006
2.6% 8/17/20	9,400	9,530
5.45% 5/15/19	2,000	2,199
		266,991
Consumer Finance - 1.0%
American Express Co.:
4.05% 12/3/42	6,975	6,720
7% 3/19/18	5,750	6,316
American Express Credit Corp. 2.375% 3/24/17	3,825	3,869
Capital One Financial Corp. 4.75% 7/15/21	4,000	4,307
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,637
2% 3/5/20	3,900	3,892
2.1% 6/9/19	1,600	1,613
2.25% 12/1/19	6,600	6,663
2.85% 6/1/22	4,000	4,050
Discover Financial Services:
5.2% 4/27/22	1,000	1,052
6.45% 6/12/17	2,263	2,373
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,385
2.875% 10/1/18	1,575	1,576
3% 6/12/17	3,000	3,025
3.219% 1/9/22	3,500	3,404
4.134% 8/4/25	7,000	6,976
4.25% 2/3/17	7,600	7,751
4.25% 9/20/22	1,800	1,834
4.375% 8/6/23	4,000	4,106
4.389% 1/8/26	3,290	3,357
5.875% 8/2/21	11,375	12,549
General Electric Capital Corp.:
2.95% 5/9/16	11,691	11,739
4.65% 10/17/21	2,005	2,270
5.875% 1/14/38	4,474	5,628
6.875% 1/10/39	1,146	1,608
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,547
1.3% 3/12/18	3,675	3,662
1.95% 12/13/18	4,825	4,879
1.95% 3/4/19	9,600	9,721
2.05% 3/10/20	7,675	7,679
2.25% 4/17/19	10,250	10,392
2.8% 1/27/23	5,000	5,052
Synchrony Financial:
2.7% 2/3/20	8,000	7,841
3% 8/15/19	5,675	5,684
Toyota Motor Credit Corp.:
2.05% 1/12/17	9,000	9,085
2.1% 1/17/19	6,000	6,087
2.125% 7/18/19	10,400	10,566
2.15% 3/12/20	6,750	6,837
2.75% 5/17/21	2,600	2,660
		204,392
Diversified Financial Services - 0.8%
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	5,925
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,608
4.5% 2/11/43	2,000	2,016
Export Development Canada 1% 6/15/18	5,290	5,285
FMS Wertmanagement AoeR 1.125% 9/5/17	2,800	2,807
GE Capital International Funding Co.:
0.964% 4/15/16 (a)	26,000	26,005
2.342% 11/15/20 (a)	5,694	5,752
4.418% 11/15/35 (a)	20,239	21,089
Goldman Sachs Group, Inc. 4.75% 10/21/45	5,830	5,900
ING U.S., Inc. 5.7% 7/15/43	3,750	4,168
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,675	4,735
3.75% 12/1/25	5,750	5,921
4% 10/15/23	3,750	3,928
International Finance Corp. 2.25% 4/11/16	5,700	5,711
KfW:
1% 1/26/18	11,500	11,500
1.125% 8/6/18	5,700	5,703
1.5% 2/6/19	4,200	4,237
1.75% 10/15/19	15,575	15,808
1.875% 6/30/20	5,670	5,772
2% 5/2/25	3,825	3,832
2.5% 11/20/24	10,425	10,873
Ontario Province 2% 1/30/19	5,000	5,079
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,800
		171,454
Insurance - 0.8%
ACE INA Holdings, Inc.:
3.35% 5/3/26	4,220	4,321
4.35% 11/3/45	4,000	4,196
5.9% 6/15/19	3,000	3,364
American International Group, Inc.:
3.375% 8/15/20	5,775	5,862
3.75% 7/10/25	2,850	2,797
3.875% 1/15/35	2,700	2,283
4.5% 7/16/44	8,875	7,866
4.875% 6/1/22	9,000	9,603
5.85% 1/16/18	2,000	2,133
6.4% 12/15/20	2,900	3,310
Aon Corp. 3.125% 5/27/16	8,000	8,038
Aon PLC:
3.5% 6/14/24	2,000	2,020
4% 11/27/23	3,000	3,110
4.6% 6/14/44	1,600	1,513
4.75% 5/15/45	5,880	5,794
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,261
Marsh & McLennan Companies, Inc.:
2.3% 4/1/17	5,000	5,041
2.35% 9/10/19	3,850	3,878
2.35% 3/6/20	4,750	4,757
2.55% 10/15/18	5,800	5,933
3.5% 6/3/24	1,900	1,902
4.05% 10/15/23	6,775	7,089
MetLife, Inc.:
4.721% 12/15/44 (b)	5,000	4,995
5.875% 2/6/41	2,400	2,735
7.717% 2/15/19	9,000	10,427
Pricoa Global Funding I 8.875% 6/15/38 (b)	2,944	3,219
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,913
5.1% 8/15/43	4,000	4,002
5.4% 6/13/35	447	470
5.5% 3/15/16	421	422
5.625% 5/12/41	2,000	2,101
5.7% 12/14/36	380	408
6.2% 11/15/40	2,400	2,703
7.375% 6/15/19	3,000	3,459
The Chubb Corp.:
5.75% 5/15/18	4,175	4,546
6.5% 5/15/38	3,510	4,613
The Travelers Companies, Inc.:
4.3% 8/25/45	1,460	1,520
6.25% 6/15/37	8,350	10,735
		161,339
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,769
3.9% 6/15/23	5,650	5,705
American Tower Corp. 3.4% 2/15/19	7,475	7,597
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,883
4.125% 5/15/21	2,100	2,221
DDR Corp.:
3.375% 5/15/23	2,825	2,742
4.625% 7/15/22	1,900	1,974
Duke Realty LP:
3.625% 4/15/23	2,750	2,745
3.75% 12/1/24	5,750	5,726
5.95% 2/15/17	630	654
6.5% 1/15/18	1,000	1,078
ERP Operating LP:
2.375% 7/1/19	5,750	5,777
3% 4/15/23	1,875	1,891
4.625% 12/15/21	5,700	6,300
Federal Realty Investment Trust 3% 8/1/22	4,750	4,827
HCP, Inc. 3.875% 8/15/24	7,575	7,115
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,464
3.75% 3/15/23	8,660	8,584
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,257
6.65% 1/15/18	612	644
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,152
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	4,750	4,700
4.5% 4/1/27	9,500	8,974
Simon Property Group LP:
2.8% 1/30/17	4,700	4,747
4.125% 12/1/21	3,200	3,459
5.65% 2/1/20	4,300	4,814
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,753
		106,552
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,775
CBRE Group, Inc. 4.875% 3/1/26	5,700	5,748
Liberty Property LP:
3.375% 6/15/23	2,775	2,707
3.75% 4/1/25	4,750	4,736
4.4% 2/15/24	7,425	7,715
4.75% 10/1/20	1,000	1,078
5.5% 12/15/16	1,000	1,029
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,789
3.15% 5/15/23	4,700	4,071
4.5% 4/18/22	4,210	4,099
Regency Centers LP 5.875% 6/15/17	781	821
Tanger Properties LP:
3.75% 12/1/24	6,500	6,614
6.125% 6/1/20	4,408	5,012
Ventas Realty LP:
3.5% 2/1/25	4,000	3,876
4.125% 1/15/26	1,450	1,470
4.375% 2/1/45	3,000	2,700
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,726
		63,966

TOTAL FINANCIALS		1,857,249

HEALTH CARE - 2.4%
Biotechnology - 0.5%
AbbVie, Inc.:
1.75% 11/6/17	5,700	5,697
2.5% 5/14/20	7,100	7,095
2.9% 11/6/22	5,700	5,658
3.6% 5/14/25	9,000	9,175
4.4% 11/6/42	4,775	4,576
4.7% 5/14/45	8,980	8,976
Amgen, Inc.:
2.2% 5/22/19	11,425	11,572
2.5% 11/15/16	2,000	2,019
3.125% 5/1/25	2,000	1,977
3.875% 11/15/21	9,600	10,259
5.15% 11/15/41	11,150	11,507
5.85% 6/1/17	2,928	3,085
Celgene Corp.:
3.875% 8/15/25	9,500	9,794
5% 8/15/45	3,300	3,378
Gilead Sciences, Inc.:
2.55% 9/1/20	4,740	4,818
3.65% 3/1/26	6,180	6,471
4.75% 3/1/46	4,750	5,010
		111,067
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc.:
1.85% 6/15/18	8,000	7,992
4.5% 8/15/19	3,000	3,223
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	5,977
4.685% 12/15/44	10,180	10,509
Medtronic, Inc.:
2.5% 3/15/20	15,100	15,469
4.625% 3/15/45	10,425	11,109
		54,279
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,954
4.125% 6/1/21	7,000	7,451
4.125% 11/15/42	4,411	4,099
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,748
4.35% 11/1/42	2,000	1,960
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,428
Cigna Corp. 4% 2/15/22	4,600	4,855
Coventry Health Care, Inc. 5.95% 3/15/17	1,731	1,810
Express Scripts Holding Co.:
2.25% 6/15/19	3,800	3,775
6.125% 11/15/41	3,000	3,149
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,291
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	2,007
McKesson Corp.:
1.4% 3/15/18	4,725	4,690
3.796% 3/15/24	5,000	5,141
4.883% 3/15/44	5,000	4,987
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	3,030
New York & Presbyterian Hospital 4.024% 8/1/45	3,500	3,468
NYU Hospitals Center 4.784% 7/1/44	7,600	8,102
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,408
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,881
2.3% 12/15/19	8,625	8,754
2.7% 7/15/20	6,000	6,165
2.875% 12/15/21	2,575	2,644
3.75% 7/15/25	3,500	3,724
4.375% 3/15/42	11,800	12,004
4.75% 7/15/45	1,670	1,827
WellPoint, Inc.:
1.875% 1/15/18	2,000	1,996
3.3% 1/15/23	2,000	1,969
4.625% 5/15/42	2,600	2,462
4.65% 1/15/43	2,000	1,873
5.8% 8/15/40	4,000	4,423
		125,075
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,859
4.15% 2/1/24	4,379	4,572
5.3% 2/1/44	5,820	6,269
		13,700
Pharmaceuticals - 1.0%
Actavis Funding SCS:
3% 3/12/20	22,800	23,192
3.45% 3/15/22	18,025	18,418
4.55% 3/15/35	6,650	6,684
AstraZeneca PLC:
5.9% 9/15/17	4,505	4,807
6.45% 9/15/37	3,250	4,140
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,541
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,377
6.375% 5/15/38	7,218	9,273
Johnson & Johnson:
1.65% 3/1/21	3,770	3,776
2.45% 3/1/26	5,590	5,598
4.5% 12/5/43	6,625	7,639
4.85% 5/15/41	4,260	5,068
Merck & Co., Inc.:
1.3% 5/18/18	7,000	7,028
1.85% 2/10/20	9,000	9,099
2.4% 9/15/22	2,000	2,009
3.6% 9/15/42	2,000	1,888
3.7% 2/10/45	3,400	3,246
3.875% 1/15/21	1,000	1,083
5% 6/30/19	5,970	6,646
Mylan, Inc. 1.35% 11/29/16	5,295	5,258
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,800
3% 11/20/25	10,470	10,797
3.7% 9/21/42	2,825	2,738
4% 11/20/45	5,240	5,381
Perrigo Co. PLC:
2.3% 11/8/18	4,609	4,535
4% 11/15/23	5,000	4,972
Perrigo Finance PLC 4.9% 12/15/44	3,089	2,969
Pfizer, Inc.:
6.2% 3/15/19	4,000	4,519
7.2% 3/15/39	5,400	7,523
Sanofi SA 1.25% 4/10/18	7,550	7,560
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,128
3.25% 10/1/22	3,000	3,013
Zoetis, Inc.:
1.875% 2/1/18	1,000	989
3.25% 2/1/23	5,000	4,807
4.7% 2/1/43	1,300	1,139
		204,640

TOTAL HEALTH CARE		508,761

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.4%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,522
General Dynamics Corp. 2.25% 7/15/16	2,400	2,413
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,689
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,016
3.55% 1/15/26	7,600	7,992
4.7% 5/15/46	3,700	3,980
4.85% 9/15/41	2,700	2,889
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,888
3.85% 4/15/45	1,875	1,804
4.75% 6/1/43	4,000	4,304
Precision Castparts Corp. 3.25% 6/15/25	5,700	5,836
Raytheon Co.:
3.125% 10/15/20	2,000	2,108
3.15% 12/15/24	8,900	9,280
4.875% 10/15/40	1,000	1,161
The Boeing Co.:
2.5% 3/1/25	4,600	4,539
6% 3/15/19	1,000	1,129
6.875% 3/15/39	3,300	4,633
United Technologies Corp.:
3.1% 6/1/22	2,875	2,986
4.5% 4/15/20	4,000	4,371
4.5% 6/1/42	7,380	7,615
5.7% 4/15/40	2,000	2,385
6.125% 2/1/19	4,000	4,483
		90,023
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,441
3.2% 2/1/25	3,820	3,780
United Parcel Service, Inc. 6.2% 1/15/38	2,500	3,325
		18,546
Airlines - 0.0%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	3,151	3,324
Continental Airlines, Inc.:
4% 4/29/26	4,216	4,337
6.648% 3/15/19	750	762
6.9% 7/2/19	140	143
		8,566
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
3.2% 3/15/25	11,275	11,258
5.5% 9/15/19	4,000	4,405
Waste Management, Inc. 2.9% 9/15/22	6,675	6,679
		22,342
Electrical Equipment - 0.1%
Eaton Corp.:
1.5% 11/2/17	4,775	4,754
2.75% 11/2/22	5,725	5,622
4% 11/2/32	1,900	1,865
4.15% 11/2/42	1,900	1,815
General Electric Capital Corp. 6.15% 8/7/37	544	706
		14,762
Industrial Conglomerates - 0.3%
3M Co. 2% 6/26/22	4,000	3,971
Covidien International Finance SA:
2.95% 6/15/23	3,000	3,017
3.2% 6/15/22	2,150	2,228
6% 10/15/17	2,902	3,106
6.55% 10/15/37	4,250	5,475
Danaher Corp.:
2.4% 9/15/20	7,361	7,516
3.9% 6/23/21	2,900	3,147
4.375% 9/15/45	2,370	2,547
General Electric Co.:
3.375% 3/11/24	5,500	5,892
4.5% 3/11/44	8,500	9,128
5.25% 12/6/17	18,540	19,857
Roper Technologies, Inc. 2.05% 10/1/18	5,675	5,647
		71,531
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	6,031
5.3% 9/15/35	7,000	7,667
Deere & Co. 5.375% 10/16/29	1,000	1,184
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	5,093	5,061
4.65% 11/1/44	6,000	5,899
		25,842
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,462
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,854
3.05% 3/15/22	10,000	10,295
4.15% 4/1/45	1,700	1,658
4.375% 9/1/42	4,500	4,513
4.55% 9/1/44	3,000	3,094
4.9% 4/1/44	4,000	4,305
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,127
CSX Corp.:
3.4% 8/1/24	4,625	4,694
3.95% 5/1/50	2,000	1,714
4.1% 3/15/44	6,775	6,249
7.375% 2/1/19	10,000	11,504
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,499
3.25% 12/1/21	5,000	5,031
3.95% 10/1/42	1,900	1,698
Union Pacific Corp. 4.75% 9/15/41	2,800	3,026
		78,723
Trading Companies & Distributors - 0.0%
Air Lease Corp. 3.75% 2/1/22	3,820	3,549

TOTAL INDUSTRIALS		333,884

INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
3.5% 6/15/25	4,270	4,499
4.45% 1/15/20	2,000	2,198
4.95% 2/15/19	3,479	3,830
5.9% 2/15/39	12,416	15,369
		25,896
Electronic Equipment & Components - 0.1%
Corning, Inc. 4.75% 3/15/42	5,000	4,771
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	5,018
2.375% 12/17/18	3,000	3,013
3.45% 8/1/24	3,650	3,679
6.55% 10/1/17	2,338	2,510
7.125% 10/1/37	2,475	3,200
		22,191
Internet Software & Services - 0.1%
Apple, Inc. 2.25% 2/23/21	15,000	15,225
Google, Inc. 3.625% 5/19/21	3,780	4,106
		19,331
IT Services - 0.3%
IBM Corp.:
1.25% 2/6/17	11,250	11,296
1.95% 7/22/16	1,500	1,507
3.625% 2/12/24	10,000	10,507
7.625% 10/15/18	13,000	14,979
Visa, Inc.:
2.2% 12/14/20	5,700	5,805
3.15% 12/14/25	9,010	9,361
4.3% 12/14/45	6,640	7,120
Xerox Corp.:
2.75% 3/15/19	5,000	4,757
4.5% 5/15/21	4,000	3,846
5.625% 12/15/19	1,000	1,022
		70,200
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.:
3.3% 10/1/21	15,000	15,887
4.9% 7/29/45	3,000	3,255
Texas Instruments, Inc. 1.75% 5/1/20	3,800	3,798
		22,940
Software - 0.5%
Microsoft Corp.:
2.7% 2/12/25	17,175	17,504
3.625% 12/15/23	26,150	28,517
4.2% 6/1/19	2,000	2,183
4.45% 11/3/45	7,570	8,117
5.3% 2/8/41	1,500	1,745
Oracle Corp.:
2.25% 10/8/19	4,725	4,841
2.5% 5/15/22	9,600	9,654
3.4% 7/8/24	4,725	4,945
4.3% 7/8/34	3,875	3,970
5.375% 7/15/40	12,500	14,320
5.75% 4/15/18	7,400	8,082
		103,878
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
2.1% 5/6/19	6,475	6,609
2.7% 5/13/22	6,650	6,755
3.2% 5/13/25	10,490	10,842
3.85% 5/4/43	13,000	12,159
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	7,130	7,111
4.9% 10/15/25 (a)	9,750	9,250
HP, Inc.:
4.3% 6/1/21	2,780	2,806
6% 9/15/41	1,500	1,238
		56,770

TOTAL INFORMATION TECHNOLOGY		321,206

MATERIALS - 1.0%
Chemicals - 0.5%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,079
Albemarle Corp. U.S. 3% 12/1/19	2,850	2,791
E.I. du Pont de Nemours & Co.:
3.625% 1/15/21	5,000	5,261
4.15% 2/15/43	4,000	3,523
4.625% 1/15/20	3,000	3,265
Ecolab, Inc.:
1.45% 12/8/17	6,650	6,617
2.25% 1/12/20	3,775	3,786
5.5% 12/8/41	3,000	3,362
Lubrizol Corp. 8.875% 2/1/19	919	1,097
LYB International Finance BV:
4% 7/15/23	5,625	5,690
4.875% 3/15/44	5,850	5,333
LyondellBasell Industries NV 5% 4/15/19	3,000	3,165
Monsanto Co.:
2.125% 7/15/19	7,458	7,501
2.75% 7/15/21	6,357	6,367
2.85% 4/15/25	3,825	3,598
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	3,875
4.875% 3/30/20	1,500	1,636
5.625% 12/1/40	1,800	1,873
Praxair, Inc.:
2.2% 8/15/22	2,000	1,966
2.45% 2/15/22	4,650	4,636
3.2% 1/30/26	3,840	4,016
3.55% 11/7/42	2,000	1,844
The Dow Chemical Co.:
3% 11/15/22	4,900	4,846
4.125% 11/15/21	7,700	8,135
4.375% 11/15/42	4,875	4,402
8.55% 5/15/19	2,358	2,772
9.4% 5/15/39	3,000	4,325
The Mosaic Co. 5.625% 11/15/43	3,750	3,491
		110,252
Containers & Packaging - 0.1%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,398
International Paper Co.:
3.65% 6/15/24	4,725	4,610
3.8% 1/15/26	2,880	2,794
4.75% 2/15/22	11,500	12,185
		22,987
Metals & Mining - 0.4%
Barrick Gold Corp. 5.25% 4/1/42	4,500	3,514
BHP Billiton Financial (U.S.A.) Ltd.:
2.05% 9/30/18	8,075	7,943
2.875% 2/24/22	9,300	8,965
5% 9/30/43	3,000	2,924
6.5% 4/1/19	2,500	2,745
Freeport-McMoRan, Inc. 3.55% 3/1/22	5,125	3,408
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,066
6.25% 10/1/39	1,600	1,423
Nucor Corp.:
4% 8/1/23	3,000	3,019
5.2% 8/1/43	4,000	3,725
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 9/20/21	3,200	3,181
3.75% 6/15/25	5,810	5,550
6.5% 7/15/18	1,398	1,500
7.125% 7/15/28	2,000	2,276
Rio Tinto Finance (U.S.A.) PLC:
2.25% 12/14/18	3,000	2,922
2.875% 8/21/22	6,000	5,551
Southern Copper Corp.:
3.875% 4/23/25	3,670	3,270
5.25% 11/8/42	5,775	4,316
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	8,778
5.625% 9/15/19	6,210	5,587
6.25% 1/23/17	9,395	9,471
		91,134

TOTAL MATERIALS		224,373

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.4% 8/15/16	12,800	12,876
2.45% 6/30/20	5,360	5,339
3.4% 5/15/25	9,270	9,091
4.35% 6/15/45	24,760	21,092
5.55% 8/15/41	7,300	7,172
5.8% 2/15/19	4,000	4,410
6.3% 1/15/38	838	907
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	155
British Telecommunications PLC 9.625% 12/15/30 (b)	4,515	6,466
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	4,008
Orange SA 5.375% 7/8/19	4,000	4,417
Telefonica Emisiones S.A.U.:
5.462% 2/16/21	2,700	2,960
5.877% 7/15/19	2,000	2,193
6.421% 6/20/16	1,151	1,167
7.045% 6/20/36	2,600	3,088
Verizon Communications, Inc.:
2% 11/1/16	9,600	9,654
4.272% 1/15/36	24,278	22,276
4.4% 11/1/34	3,775	3,547
4.5% 9/15/20	23,600	25,666
4.75% 11/1/41	1,000	955
5.012% 8/21/54	12,557	11,679
6.25% 4/1/37	3,121	3,496
6.35% 4/1/19	6,000	6,778
6.55% 9/15/43	12,516	15,177
6.9% 4/15/38	6,025	7,133
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,477
		195,179
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,284
6.125% 11/15/37	8,365	9,203
Rogers Communications, Inc.:
4.1% 10/1/23	4,825	5,114
5.45% 10/1/43	5,775	6,217
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,984
1.5% 2/19/18	7,700	7,627
2.5% 9/26/22	3,000	2,853
2.95% 2/19/23	6,900	6,598
5.45% 6/10/19	6,000	6,576
		53,456

TOTAL TELECOMMUNICATION SERVICES		248,635

UTILITIES - 1.9%
Electric Utilities - 1.3%
Alabama Power Co.:
3.75% 3/1/45	1,000	961
4.15% 8/15/44	4,650	4,737
5.2% 6/1/41	3,850	4,453
AmerenUE:
3.9% 9/15/42	3,700	3,741
6.4% 6/15/17	2,959	3,138
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	3,973
2.95% 12/15/22	4,000	3,987
Appalachian Power Co. 4.45% 6/1/45	6,000	5,952
Baltimore Gas & Electric Co. 3.35% 7/1/23	2,850	2,962
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,453
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,745
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,347
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	10,197
3.4% 9/1/21	1,000	1,054
3.7% 3/1/45	3,100	2,948
5.8% 3/15/18	9,945	10,770
Dayton Power & Light Co. 1.875% 9/15/16	3,750	3,755
Detroit Edison Co. 2.65% 6/15/22	8,000	8,158
Duke Energy Carolinas LLC:
3.75% 6/1/45	2,000	1,959
4% 9/30/42	3,750	3,798
5.25% 1/15/18	4,355	4,662
Duke Energy Corp.:
2.1% 6/15/18	4,650	4,660
3.75% 4/15/24	6,000	6,196
3.95% 10/15/23	2,443	2,537
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	1,838
4.375% 3/30/44	2,000	2,109
Edison International 3.75% 9/15/17	3,000	3,090
Entergy Corp. 4% 7/15/22	6,640	6,973
Exelon Corp. 3.95% 6/15/25 (a)	7,830	7,927
Florida Power & Light Co.:
3.25% 6/1/24	4,725	4,961
4.05% 10/1/44	5,419	5,666
Hydro-Quebec:
1.375% 6/19/17	1,000	1,005
2% 6/30/16	7,310	7,343
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,799
Nevada Power Co. 6.5% 8/1/18	1,555	1,721
Northern States Power Co.:
3.4% 8/15/42	2,000	1,865
4.125% 5/15/44	4,500	4,703
5.25% 3/1/18	10,500	11,274
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,959
3.75% 8/15/42	5,900	5,562
5.4% 1/15/40	4,000	4,655
PacifiCorp:
3.6% 4/1/24	4,000	4,264
6% 1/15/39	6,193	7,784
Pennsylvania Electric Co. 6.05% 9/1/17	757	804
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,046
PPL Capital Funding, Inc.:
3.4% 6/1/23	2,675	2,727
4.2% 6/15/22	2,000	2,133
4.7% 6/1/43	1,800	1,831
PPL Electric Utilities Corp. 4.15% 10/1/45	3,500	3,615
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,847
6% 12/1/39	5,200	5,961
Public Service Co. of Colorado 2.9% 5/15/25	11,000	11,229
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,825	2,737
4% 6/1/44	5,000	5,130
Puget Sound Energy, Inc. 4.3% 5/20/45	6,410	6,798
Tampa Electric Co. 6.15% 5/15/37	6,260	7,919
TECO Finance, Inc. 4% 3/15/16	2,875	2,878
Virginia Electric & Power Co.:
3.1% 5/15/25	4,000	4,098
3.45% 2/15/24	2,750	2,865
4.2% 5/15/45	2,400	2,465
4.45% 2/15/44	2,750	2,918
5% 6/30/19	5,000	5,490
6% 5/15/37	2,000	2,494
Wisconsin Electric Power Co. 4.25% 6/1/44	4,700	4,992
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,099
		279,717
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (a)	438	443
Multi-Utilities - 0.6%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,616
Berkshire Hathaway Energy Co.:
4.5% 2/1/45	3,000	3,046
5.15% 11/15/43	1,650	1,817
5.75% 4/1/18	3,750	4,038
6.5% 9/15/37	7,605	9,487
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,223
CMS Energy Corp. 4.875% 3/1/44	5,000	5,229
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,192
4.45% 3/15/44	8,000	8,477
5.5% 12/1/39	2,500	2,945
Consumers Energy Co. 2.85% 5/15/22	6,650	6,794
Delmarva Power & Light 4% 6/1/42	4,000	3,979
Dominion Resources, Inc.:
2.5% 12/1/19	6,700	6,751
2.9031% 9/30/66 (b)	1,000	672
4.9% 8/1/41	2,000	1,941
7.5% 6/30/66 (b)	1,000	838
NiSource Finance Corp.:
4.8% 2/15/44	5,500	5,698
5.45% 9/15/20	5,111	5,657
6.25% 12/15/40	2,453	2,911
6.4% 3/15/18	1,532	1,662
PG&E Corp. 2.4% 3/1/19	2,406	2,430
Puget Energy, Inc. 3.65% 5/15/25	8,070	8,136
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,091
Sempra Energy:
2.4% 3/15/20	12,406	12,175
2.875% 10/1/22	3,000	2,904
4.05% 12/1/23	5,000	5,228
6% 10/15/39	1,000	1,099
6.5% 6/1/16	3,000	3,035
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	4,228	3,129
		118,200

TOTAL UTILITIES		398,360

TOTAL NONCONVERTIBLE BONDS
(Cost $5,284,817)		5,363,349

U.S. Government and Government Agency Obligations - 39.8%
U.S. Government Agency Obligations - 2.5%
Fannie Mae:
1.125% 7/20/18	$102,559	$102,992
1.375% 2/26/21	4,601	4,589
1.5% 11/30/20	18,106	18,189
1.875% 9/18/18	15,050	15,395
2.625% 9/6/24	4,000	4,222
Federal Home Loan Bank:
0.625% 12/28/16	28,350	28,333
0.875% 5/24/17	15,825	15,843
1% 6/21/17	35,300	35,391
1.125% 9/14/18	54,675	54,905
1.375% 2/18/21	20,300	20,263
5% 11/17/17	33,300	35,632
5.5% 7/15/36	1,500	2,074
Freddie Mac:
0.875% 10/14/16	24,375	24,405
1% 6/29/17	2,660	2,667
1% 12/15/17	59,006	59,123
1.375% 5/1/20	14,000	14,104
2.375% 1/13/22	13,000	13,609
3.75% 3/27/19	2,300	2,487
6.25% 7/15/32	7,700	11,297
6.75% 3/15/31	26,000	39,142
Tennessee Valley Authority:
5.25% 9/15/39	20,000	25,590
5.375% 4/1/56	5,395	6,993

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		537,245

U.S. Treasury Obligations - 37.3%
U.S. Treasury Bonds:
2.5% 2/15/45	106,220	103,536
2.875% 8/15/45	86,740	91,345
3% 11/15/44	8,970	9,693
3% 5/15/45	43,090	46,525
3% 11/15/45	32,860	35,513
3.125% 8/15/44	32,960	36,542
3.375% 5/15/44	72,390	84,218
3.5% 2/15/39	8,315	9,936
3.625% 8/15/43	26,640	32,513
3.625% 2/15/44	67,570	82,340
3.75% 11/15/43	44,780	55,896
3.875% 8/15/40	30,080	37,877
4.25% 5/15/39	26,000	34,556
4.25% 11/15/40	811	1,079
4.375% 2/15/38	8,200	11,125
4.375% 11/15/39	100	135
4.375% 5/15/40	8,000	10,822
4.375% 5/15/41	57,765	78,400
4.5% 2/15/36	37,400	51,472
4.5% 5/15/38	15,000	20,693
4.5% 8/15/39	39,000	53,642
4.625% 2/15/40	21,500	30,082
4.75% 2/15/37	9,420	13,380
4.75% 2/15/41	54,830	78,298
5% 5/15/37	11,000	16,154
5.375% 2/15/31	53,470	76,631
6.25% 5/15/30	86,360	131,750
8.75% 5/15/17	8,000	8,769
8.875% 8/15/17	5,000	5,591
8.875% 2/15/19	6,960	8,584
9% 11/15/18	4,000	4,873
9.125% 5/15/18	3,000	3,547
U.S. Treasury Notes:
0.5% 4/30/17	64,360	64,184
0.625% 5/31/17	106,140	105,974
0.625% 7/31/17	32,510	32,448
0.625% 8/31/17	67,720	67,567
0.75% 1/31/18	22,920	22,900
0.75% 4/15/18	126,660	126,472
0.75% 2/15/19	152,470	151,761
0.875% 12/31/16	3	3
0.875% 2/28/17	4	4
0.875% 4/15/17	84,530	84,665
0.875% 5/15/17	49,260	49,345
0.875% 6/15/17	112,340	112,529
0.875% 7/15/17	100,740	100,889
0.875% 8/15/17	82,420	82,536
0.875% 10/15/17	206,880	207,147
0.875% 11/15/17	33,950	33,991
0.875% 11/30/17	62,560	62,650
0.875% 1/15/18	8,670	8,680
0.875% 7/15/18	104,000	104,110
0.875% 10/15/18	89,640	89,686
1% 9/15/17	64,200	64,413
1% 12/15/17	112,860	113,261
1% 12/31/17	128,720	129,183
1% 2/15/18	96,230	96,598
1% 3/15/18	56,600	56,821
1% 9/15/18	32,730	32,851
1.125% 1/15/19	52,100	52,428
1.125% 4/30/20	177,430	177,208
1.125% 2/28/21	88,310	87,910
1.25% 10/31/18	45,190	45,640
1.25% 11/15/18	30,680	30,984
1.25% 11/30/18	47,480	47,959
1.25% 12/15/18	33,630	33,962
1.25% 1/31/19	14,670	14,818
1.25% 1/31/20	825	829
1.375% 6/30/18	31,800	32,206
1.375% 7/31/18	1,175	1,190
1.375% 9/30/18	95,690	96,983
1.375% 2/28/19	98,500	99,789
1.375% 1/31/20	20,920	21,123
1.375% 2/29/20	49,140	49,593
1.375% 3/31/20	6,630	6,689
1.375% 4/30/20	55,840	56,313
1.375% 8/31/20	78,960	79,598
1.375% 9/30/20	25,600	25,784
1.375% 10/31/20	5,720	5,760
1.375% 1/31/21	20,530	20,666
1.5% 8/31/18	238,925	242,854
1.5% 12/31/18	4,060	4,128
1.5% 1/31/19	37,180	37,805
1.5% 2/28/19	32,250	32,795
1.5% 3/31/19	12,800	13,016
1.5% 10/31/19	36,700	37,266
1.5% 11/30/19	51,090	51,866
1.5% 5/31/20	39,630	40,163
1.5% 1/31/22	4,370	4,391
1.5% 2/28/23	20,410	20,384
1.625% 4/30/19	4,980	5,083
1.625% 7/31/19	43,010	43,894
1.625% 8/31/19 (c)	100,350	102,404
1.625% 12/31/19	8,990	9,166
1.625% 6/30/20	50,460	51,384
1.625% 7/31/20	47,580	48,454
1.625% 11/30/20	94,780	96,605
1.625% 2/15/26 (d)	54,430	53,873
1.75% 10/31/18	10	10
1.75% 9/30/19	11,230	11,504
1.75% 10/31/20	9,960	10,193
1.75% 12/31/20	71,130	72,853
1.75% 3/31/22	117,000	119,111
1.75% 4/30/22	15,910	16,193
1.75% 9/30/22	28,790	29,257
1.75% 1/31/23	25,640	26,037
1.875% 9/30/17	11,325	11,517
1.875% 10/31/17	40,860	41,580
1.875% 6/30/20	24,290	25,002
1.875% 11/30/21	81,260	83,438
1.875% 5/31/22	19,875	20,375
1.875% 8/31/22	69,670	71,360
1.875% 10/31/22	27,400	28,059
2% 11/30/20	31,910	33,011
2% 2/28/21	26,380	27,309
2% 5/31/21	40,290	41,702
2% 8/31/21	108,300	111,976
2% 10/31/21	29,700	30,700
2% 7/31/22	48,060	49,598
2% 11/30/22	42,170	43,516
2% 2/15/25	3,635	3,720
2% 8/15/25	36,140	36,952
2.125% 8/31/20	49,753	51,724
2.125% 1/31/21	3,060	3,186
2.125% 6/30/21	7,260	7,559
2.125% 8/15/21	90,750	94,419
2.125% 9/30/21	43,640	45,413
2.125% 12/31/21	15,950	16,592
2.125% 6/30/22	40,770	42,393
2.125% 12/31/22	63,040	65,599
2.125% 5/15/25	58,355	60,313
2.25% 11/30/17	11,000	11,274
2.25% 4/30/21	42,310	44,323
2.25% 7/31/21	31,690	33,200
2.25% 11/15/24	85,930	89,807
2.25% 11/15/25	115,110	120,268
2.375% 8/15/24	78,790	83,197
2.5% 8/15/23	97,170	103,782
2.5% 5/15/24	95,500	101,819
2.625% 4/30/18	10,200	10,593
2.625% 8/15/20	141,000	149,631
2.625% 11/15/20	94,180	100,081
2.75% 12/31/17	3,000	3,105
2.75% 11/15/23	102,790	111,636
2.75% 2/15/24	135,610	147,227
3% 8/31/16	2	2
3.125% 5/15/21	50,876	55,507
3.375% 11/15/19	27,740	30,060
3.5% 2/15/18	4,000	4,209
3.5% 5/15/20	81,800	89,549
3.625% 2/15/20	59,600	65,325
3.625% 2/15/21	39,800	44,285
3.875% 5/15/18	8,000	8,540
4% 8/15/18	22,000	23,733
4.25% 11/15/17	16,000	16,931
4.5% 5/15/17	13,000	13,585
4.625% 2/15/17	14,000	14,519

TOTAL U.S. TREASURY OBLIGATIONS		7,957,507

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,112,859)		8,494,752

U.S. Government Agency - Mortgage Securities - 28.3%
Fannie Mae - 14.2%
2.283% 11/1/34 (b)	11,108	11,585
2.5% 3/1/27 to 8/1/43	220,816	226,645
2.5% 3/1/31 (e)	6,000	6,152
2.623% 11/1/34 (b)	808	851
3% 11/1/20 to 3/1/46	638,530	659,680
3% 3/1/31 (e)	3,000	3,128
3% 3/1/31 (e)	3,000	3,128
3% 3/1/31 (e)	8,000	8,343
3% 3/1/46 (e)	5,000	5,127
3% 3/1/46 (e)	13,000	13,330
3.09% 4/1/41 (b)	5,188	5,380
3.5% 7/1/20 to 12/1/45	783,965	824,557
3.5% 1/1/28	2,000	2,127
3.5% 3/1/31 (e)	500	528
3.5% 3/1/46 (e)	9,000	9,431
3.5% 3/1/46 (e)	39,000	40,867
4% 7/1/18 to 12/1/45	543,262	581,530
4% 3/1/46 (e)	6,000	6,402
4% 3/1/46 (e)	15,000	16,004
4.5% 1/1/19 to 3/1/45	235,308	255,981
4.5% 3/1/46 (e)	2,000	2,172
4.5% 3/1/46 (e)	4,000	4,344
5% 12/1/20 to 12/1/44	135,064	149,235
5% 3/1/46 (e)	2,000	2,214
5% 3/1/46 (e)	1,000	1,107
5.5% 8/1/17 to 9/1/41	88,776	100,239
6% 2/1/23 to 7/1/41	62,914	72,070
6.5% 3/1/22 to 6/1/40	23,220	27,167

TOTAL FANNIE MAE		3,039,324

Freddie Mac - 6.4%
1.969% 3/1/36 (b)	5,519	5,721
2.5% 5/1/23 to 7/1/30	114,548	117,810
2.505% 3/1/35 (b)	2,021	2,135
2.542% 12/1/35 (b)	4,476	4,704
2.653% 9/1/37 (b)	1,478	1,563
3% 3/1/27 to 2/1/46	348,370	359,130
3.5% 9/1/18 to 10/1/45	371,290	389,423
4% 3/1/26 to 4/1/45	202,355	216,449
4% 3/1/46 (e)	25,000	26,639
4.5% 6/1/25 to 12/1/44	119,789	130,369
5% 4/1/23 to 9/1/40	58,770	65,155
5.5% 5/1/23 to 6/1/41 (e)	38,115	42,970
5.5% 11/1/37	597	671
5.5% 1/1/38	388	436
6% 4/1/32 to 8/1/37	1,707	1,961
6.5% 8/1/36 to 12/1/37	585	681

TOTAL FREDDIE MAC		1,365,817

Ginnie Mae - 7.7%
2.5% 10/20/42 to 3/20/44	7,726	7,779
3% 4/15/42 to 12/20/45	315,860	327,892
3% 3/1/46 (e)	7,000	7,249
3.5% 10/15/40 to 2/20/46	338,168	357,588
3.5% 3/1/46 (e)	66,000	69,687
3.5% 3/1/46 (e)	70,900	74,860
3.5% 3/1/46 (e)	33,800	35,688
3.5% 3/1/46 (e)	40,500	42,762
3.5% 3/1/46 (e)	3,000	3,168
3.5% 3/1/46 (e)	24,000	25,341
4% 1/15/25 to 8/20/45	311,985	334,134
4% 3/1/46 (e)	9,000	9,612
4.5% 9/15/33 to 7/20/45	173,783	188,629
4.5% 3/1/46 (e)	2,000	2,150
5% 7/15/38 to 6/20/45	88,077	98,957
5.5% 10/20/32 to 3/20/45	30,556	34,468
5.5% 6/20/43	1,366	1,543
6% 5/20/34 to 12/15/40	15,878	18,403
6.5% 8/20/36 to 1/15/39	3,075	3,604

TOTAL GINNIE MAE		1,643,514

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,922,706)		6,048,655

Asset-Backed Securities - 0.7%
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	$9,500	$9,504
Capital One Multi-Asset Execution Trust Series 2015-A1 Class A, 1.39% 1/15/21	9,500	9,536
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,893
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,935
Series 2015-A4 Class A, 1.84% 4/15/22	4,750	4,802
Citibank Credit Card Issuance Trust:
Series 2013-A3 Class A3, 1.11% 7/23/18	2,800	2,802
Series 2013-A9 Class A9, 3.72% 9/8/25	4,675	5,173
Discover Card Master Trust Series 2015-A2 Class A, 1.9% 10/17/22	10,800	10,846
Ford Credit Auto Owner Trust:
Series 2013-C Class A3, 0.82% 12/15/17	1,232	1,232
Series 2014-C Class A3, 1.06% 5/15/19	9,475	9,473
Ford Credit Floorplan Master Owner Trust:
Series 2013-5 Class A1, 1.5% 9/15/18	4,675	4,683
Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,551
Honda Auto Receivables Owner Trust:
Series 2014-4 Class A3, 0.99% 9/17/18	9,475	9,473
Series 2015-1 Class A3, 1.05% 10/15/18	10,000	9,996
Hyundai Auto Receivables Trust:
Series 2013-C Class A3, 1.01% 2/15/18	1,780	1,779
Series 2015-A Class A3, 1.05% 4/15/19	9,500	9,491
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	9,500	9,502
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	411	411
Nissan Auto Receivables Owner Trust:
Series 2013-B Class A3, 0.84% 11/15/17	1,286	1,286
Series 2014-B Class A3, 1.11% 5/15/19	9,475	9,473
Volkswagen Auto Lease Trust Series 2015-A Class A3, 1.25% 12/20/17	9,500	9,438
TOTAL ASSET-BACKED SECURITIES
(Cost $138,056)		139,279

Commercial Mortgage Securities - 2.6%
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (b)	5,480	5,485
Series 2006-6 Class A3, 5.369% 10/10/45	436	436
Series 2007-3 Class A4, 5.7423% 6/10/49 (b)	2,125	2,182
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,433	2,486
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW16 Class A4, 5.9112% 6/11/40 (b)	13,057	13,404
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A4, 5.431% 10/15/49	9,186	9,277
Series 2015-P1 Class A5, 3.717% 9/15/48	5,865	6,149
Series 2007-C6 Class A4, 5.8982% 12/10/49 (b)	9,950	10,243
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	3,401	3,476
COMM Mortgage Trust Series 2015-CR22 Class A5, 3.309% 3/10/48	19,425	19,745
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.9887% 12/10/49 (b)	2,564	2,663
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	4,754	4,775
Series 2007-C2 Class A3, 5.542% 1/15/49 (b)	2,536	2,586
Series 2007-C3 Class A4, 5.8888% 6/15/39 (b)	5,954	6,102
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	847	874
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	12,565	13,136
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	20,845
Series K034 Class A2, 3.531% 7/25/23	9,000	9,832
Series K013 Class A2, 3.974% 1/25/21	11,575	12,785
Series K020 Class A2, 2.373% 5/25/22	10,400	10,628
Series K036 Class A2, 3.527% 10/25/23	8,975	9,800
Series K046 Class A2, 3.205% 3/25/25	33,300	35,251
Series K047 Class A2, 3.329% 5/25/25	3,860	4,135
Series K501 Class A2, 1.655% 11/25/16	15,130	15,156
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	19,501	19,808
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,108	3,174
Series 2006-GG7 Class A4, 6.0483% 7/10/38 (b)	11,222	11,249
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	13,830	14,633
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	10,198
Series 2014-C24 Class A5, 3.6385% 11/15/47	5,275	5,513
JPMBB Commercial Mortgage Secutities Trust sequential payer Series 2015-C29 Class A4, 3.6108% 5/15/48	9,000	9,350
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	13,796	14,037
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	22,050	22,333
Series 2006-LDP8 Class A4, 5.399% 5/15/45	444	446
Series 2006-LDP9 Class A3, 5.336% 5/15/47	489	496
Series 2007-CB19 Class A4, 5.8888% 2/12/49 (b)	27,714	28,493
Series 2007-LD11 Class A4, 5.9599% 6/15/49 (b)	8,435	8,604
Series 2007-LDPX Class A3, 5.42% 1/15/49	10,580	10,788
Series 2006-LDP7 Class A4, 6.1056% 4/17/45 (b)	2,081	2,083
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9% 7/15/44 (b)	3,244	3,357
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	558	563
Series 2006-C7 Class A3, 5.347% 11/15/38	945	957
Series 2007-C1 Class A4, 5.424% 2/15/40	1,095	1,116
Series 2007-C2 Class A3, 5.43% 2/15/40	496	506
Series 2007-C6 Class A4, 5.858% 7/15/40 (b)	1,236	1,263
Series 2007-C7 Class A3, 5.866% 9/15/45	5,271	5,552
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.9178% 1/12/44 (a)(b)	333	333
Series 2007-C1 Class A4, 6.0317% 6/12/50 (b)	4,800	4,936
Series 2008-C1 Class A4, 5.69% 2/12/51	1,913	2,008
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	5,993	6,105
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	2,000	2,046
Series 2007-7 Class A4, 5.81% 6/12/50 (b)	4,013	4,150
Series 2007-6 Class B, 5.635% 3/12/51 (b)	1,268	356
Series 2007-8 Class A3, 6.0719% 8/12/49 (b)	1,093	1,134
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	14,725	14,923
Morgan Stanley Capital I Trust:
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44	69	69
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,113
Series 2007-IQ14 Class A4, 5.692% 4/15/49	1,902	1,947
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	161	49
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	31,242	31,994
Series 2007-C31:
Class A4, 5.509% 4/15/47	15,483	15,780
Class A5, 5.5% 4/15/47	7,950	8,182
Series 2007-C32 Class A3, 5.8991% 6/15/49 (b)	8,092	8,267
Series 2007-C33:
Class A4, 6.1491% 2/15/51 (b)	23,808	24,590
Class A5, 6.1491% 2/15/51 (b)	839	882
Series 2006-C25 Class AM, 5.9501% 5/15/43 (b)	664	664
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	15,101
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $515,697)		544,599

Municipal Securities - 0.8%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	14,808
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,450
California Gen. Oblig. 7.55% 4/1/39	15,000	22,265
Chicago Gen. Oblig. 6.314% 1/1/44	1,900	1,719
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$8,900	$8,274
Series 2011:
4.961% 3/1/16	2,830	2,830
5.877% 3/1/19	9,700	10,485
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	7,600	8,025
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	13,756
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,654
New Jersey Tpk. Auth. Tpk. Rev. Series A, 7.414% 1/1/40	4,700	6,922
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	12,184
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,337
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,307
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	6,001
Series 2010 164, 5.647% 11/1/40	5,210	6,467
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	8,056
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	11,312	13,427
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	1,000	1,278
Series 2015 AP, 3.931% 5/15/45	3,740	3,784
TOTAL MUNICIPAL SECURITIES
(Cost $153,807)		172,029

Foreign Government and Government Agency Obligations - 2.2%
Canadian Government 1.125% 3/19/18	$6,640	$6,667
Chilean Republic 3.25% 9/14/21	9,000	9,540
Colombian Republic:
2.625% 3/15/23	7,575	6,753
4% 2/26/24	4,825	4,644
5% 6/15/45	2,000	1,675
5.625% 2/26/44	7,775	7,017
6.125% 1/18/41	4,750	4,524
7.375% 3/18/19	3,450	3,855
Export Development Canada:
1.25% 10/26/16	4,000	4,012
1.5% 10/3/18	1,700	1,720
Israeli State 4% 6/30/22	7,000	7,741
Italian Republic:
5.375% 6/12/17	2,375	2,487
6.875% 9/27/23	6,000	7,554
Jordanian Kingdom:
1.945% 6/23/19	23,650	24,300
3% 6/30/25	2,400	2,567
KfW:
0.5% 4/19/16	8,000	7,999
0.75% 3/17/17	8,000	7,994
1.5% 4/20/20	2,825	2,835
1.875% 4/1/19	16,930	17,245
2.125% 1/17/23	12,000	12,274
2.75% 10/1/20	4,175	4,413
4% 1/27/20	3,000	3,292
4.875% 6/17/19	25,000	27,860
Korean Republic 7.125% 4/16/19	6,650	7,731
Manitoba Province:
1.3% 4/3/17	3,420	3,431
2.1% 9/6/22	1,900	1,918
3.05% 5/14/24	1,500	1,590
New Brunswick Province 2.75% 6/15/18	4,350	4,501
Ontario Province:
1% 7/22/16	17,000	17,021
4% 10/7/19	15,000	16,259
Panamanian Republic:
3.75% 3/16/25	3,800	3,848
4% 9/22/24	4,800	4,968
4.3% 4/29/53	5,675	5,193
5.2% 1/30/20	1,800	1,973
Peruvian Republic:
4.125% 8/25/27	2,800	2,866
5.625% 11/18/50	7,150	7,651
6.55% 3/14/37	3,075	3,698
7.125% 3/30/19	1,900	2,174
Philippine Republic:
3.95% 1/20/40	5,100	5,469
4.2% 1/21/24	4,765	5,336
6.375% 10/23/34	10,375	14,300
6.5% 1/20/20	6,144	7,230
Polish Government:
4% 1/22/24	4,550	4,891
5% 3/23/22	14,500	16,314
Province of British Columbia 1.2% 4/25/17	7,600	7,626
Province of Quebec:
2.75% 8/25/21	20,000	20,863
2.875% 10/16/24	2,075	2,165
South African Republic:
5.875% 5/30/22	7,675	8,109
6.875% 5/27/19	6,750	7,322
Turkish Republic:
5.75% 3/22/24	3,000	3,185
6% 1/14/41	13,200	13,509
6.25% 9/26/22	13,225	14,428
6.75% 4/3/18	8,375	8,982
7.5% 11/7/19	2,625	2,949
United Mexican States:
3.5% 1/21/21	7,400	7,622
3.625% 3/15/22	3,000	3,066
4% 10/2/23	18,750	19,284
4.6% 1/23/46	3,000	2,753
4.75% 3/8/44	9,700	9,118
5.55% 1/21/45	1,316	1,372
6.05% 1/11/40	4,800	5,340
Uruguay Republic:
4.125% 11/20/45	4,750	3,871
4.5% 8/14/24	3,625	3,797
5.1% 6/18/50	3,875	3,478
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $460,193)		466,169

Supranational Obligations - 1.4%
African Development Bank:
0.875% 5/15/17	1,000	1,000
0.875% 3/15/18	1,900	1,894
1.125% 3/15/17	1,300	1,303
1.625% 10/2/18	2,800	2,839
2.375% 9/23/21	2,900	3,016
Asian Development Bank:
1.125% 3/15/17	5,000	5,015
1.125% 6/5/18	7,290	7,303
1.5% 1/22/20	4,750	4,786
1.875% 4/12/19	12,000	12,243
1.875% 2/18/22	2,000	2,025
2.125% 11/24/21	4,825	4,968
Council of Europe Development Bank 1% 3/7/18	1,900	1,898
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,739
1.75% 6/14/19	4,700	4,775
1.75% 11/26/19	2,875	2,922
2.5% 3/15/16	3,800	3,803
European Investment Bank:
0.875% 4/18/17	11,000	11,005
1.125% 8/15/18	6,590	6,577
1.25% 5/15/18	3,550	3,560
1.375% 6/15/20	2,725	2,710
1.625% 6/15/17	4,640	4,684
1.625% 12/18/18	30,900	31,298
1.75% 3/15/17	5,000	5,046
1.75% 6/17/19	8,625	8,743
1.875% 3/15/19	3,000	3,059
1.875% 2/10/25	3,000	2,966
2% 3/15/21	4,770	4,872
2.125% 10/15/21	2,840	2,898
2.25% 8/15/22	1,880	1,937
2.5% 4/15/21	4,650	4,856
2.5% 10/15/24	5,725	5,982
2.875% 9/15/20	9,000	9,543
3.25% 1/29/24	2,000	2,195
Inter-American Development Bank:
1.125% 3/15/17	17,100	17,137
1.75% 10/15/19	1,375	1,406
2.125% 1/15/25	1,830	1,863
3% 10/4/23	3,575	3,916
3.875% 9/17/19	5,000	5,469
4.375% 1/24/44	4,000	5,005
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,065
1% 9/15/16	9,000	9,030
1% 6/15/18	5,600	5,593
1.625% 2/10/22	3,900	3,892
1.875% 10/7/19	3,825	3,929
2.25% 6/24/21	16,075	16,690
2.5% 11/25/24	5,700	5,999
2.5% 7/29/25	3,790	3,988
International Finance Corp.:
1.625% 7/16/20	2,870	2,910
1.75% 9/16/19	11,350	11,550
Nordic Investment Bank 1.125% 2/25/19	6,600	6,597
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $282,989)		289,499

Bank Notes - 0.1%
American Express Bank FSB 6% 9/13/17	615	655
Bank of America NA:
5.3% 3/15/17	$3,500	$3,619
6% 10/15/36	2,419	2,860
Branch Banking & Trust Co. 1.45% 10/3/16	2,000	2,006
JPMorgan Chase Bank 6% 10/1/17	7,075	7,505
KeyBank NA 2.5% 12/15/19	4,000	4,045
Regions Bank 7.5% 5/15/18	2,000	2,204
UBS AG Stamford Branch:
5.75% 4/25/18	830	897
5.875% 12/20/17	2,034	2,181
TOTAL BANK NOTES
(Cost $24,675)		25,972

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (Cost $1,176)(b)(f)	$1,725	$1,740
	Shares	Value (000s)

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 0.40% (g)
(Cost $317,964)	317,964,399	317,964
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 0.1%
Investments in repurchase agreements in a joint trading account at 0.4%, dated 2/29/16 due 3/1/16 (Collateralized by U.S. Government Obligations) # (h)
(Cost $25,210)	25,210	25,210
TOTAL INVESTMENT PORTFOLIO - 102.6%
(Cost $21,240,149)		21,889,217
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(549,866)
NET ASSETS - 100%		$21,339,351

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $111,436,000 or 0.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $12,000.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$208

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$5,363,349	$--	$5,363,349	$--
U.S. Government and Government Agency Obligations	8,494,752	--	8,494,752	--
U.S. Government Agency - Mortgage Securities	6,048,655	--	6,048,655	--
Asset-Backed Securities	139,279	--	139,279	--
Commercial Mortgage Securities	544,599	--	544,550	49
Municipal Securities	172,029	--	172,029	--
Foreign Government and Government Agency Obligations	466,169	--	466,169	--
Supranational Obligations	289,499	--	289,499	--
Bank Notes	25,972	--	25,972	--
Preferred Securities	1,740	--	1,740	--
Money Market Funds	317,964	317,964	--	--
Cash Equivalents	25,210	--	25,210	--
Total Investments in Securities:	$21,889,217	$317,964	$21,571,204	$49

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$25,210,000 due 3/01/16 at 0.40%
Commerz Markets LLC	$25,210
$25,210

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $25,210) — See accompanying schedule: Unaffiliated issuers (cost $20,922,185)	$21,571,253
Fidelity Central Funds (cost $317,964)	317,964
Total Investments (cost $21,240,149)		$21,889,217
Receivable for investments sold		159,270
Receivable for fund shares sold		40,045
Interest receivable		108,424
Distributions receivable from Fidelity Central Funds		57
Receivable from investment adviser for expense reductions		793
Other receivables		113
Total assets		22,197,919
Liabilities
Payable for investments purchased
Regular delivery	$365,053
Delayed delivery	420,717
Payable for fund shares redeemed	44,228
Distributions payable	662
Accrued management fee	879
Other affiliated payables	1,703
Other payables and accrued expenses	116
Collateral on securities loaned, at value	25,210
Total liabilities		858,568
Net Assets		$21,339,351
Net Assets consist of:
Paid in capital		$20,705,712
Undistributed net investment income		33,203
Accumulated undistributed net realized gain (loss) on investments		(48,632)
Net unrealized appreciation (depreciation) on investments		649,068
Net Assets		$21,339,351
Investor Class:
Net Asset Value, offering price and redemption price per share ($6,907,368 ÷ 590,937 shares)		$11.69
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($6,879,440 ÷ 588,593 shares)		$11.69
Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,322,759 ÷ 284,285 shares)		$11.69
Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,484,038 ÷ 126,972 shares)		$11.69
Class F:
Net Asset Value, offering price and redemption price per share ($2,745,746 ÷ 234,926 shares)		$11.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2016 (Unaudited)
Investment Income
Dividends		$55
Interest		279,400
Income from Fidelity Central Funds		208
Total income		279,663
Expenses
Management fee	$5,155
Transfer agent fees	10,047
Independent trustees' compensation	43
Miscellaneous	15
Total expenses before reductions	15,260
Expense reductions	(4,220)	11,040
Net investment income (loss)		268,623
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(657)
Total net realized gain (loss)		(657)
Change in net unrealized appreciation (depreciation) on: Investment securities	210,956
Delayed delivery commitments	(112)
Total change in net unrealized appreciation (depreciation)		210,844
Net gain (loss)		210,187
Net increase (decrease) in net assets resulting from operations		$478,810

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$268,623	$506,019
Net realized gain (loss)	(657)	37,087
Change in net unrealized appreciation (depreciation)	210,844	(268,774)
Net increase (decrease) in net assets resulting from operations	478,810	274,332
Distributions to shareholders from net investment income	(259,448)	(486,929)
Distributions to shareholders from net realized gain	(34,097)	(13,325)
Total distributions	(293,545)	(500,254)
Share transactions - net increase (decrease)	615,400	2,160,467
Total increase (decrease) in net assets	800,665	1,934,545
Net Assets
Beginning of period	20,538,686	18,604,141
End of period (including undistributed net investment income of $33,203 and undistributed net investment income of $24,028, respectively)	$21,339,351	$20,538,686

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan U.S. Bond Index Fund Investor Class

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.04	$11.74	$11.67
Income from Investment Operations
Net investment income (loss)A	.144	.287	.286	.254	.312	.351
Net realized and unrealized gain (loss)	.114	(.123)	.338	(.604)	.358	.137
Total from investment operations	.258	.164	.624	(.350)	.670	.488
Distributions from net investment income	(.139)	(.276)	(.274)	(.246)	(.305)	(.342)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)	(.076)
Total distributions	(.158)	(.284)	(.274)	(.330)	(.370)	(.418)
Net asset value, end of period	$11.69	$11.59	$11.71	$11.36	$12.04	$11.74
Total ReturnB,C	2.25%	1.40%	5.55%	(2.97)%	5.82%	4.32%
Ratios to Average Net AssetsD,E
Expenses before reductions	.22%F	.22%	.22%	.22%	.22%	.28%
Expenses net of fee waivers, if any	.20%F	.22%	.22%	.22%	.22%	.27%
Expenses net of all reductions	.20%F	.22%	.22%	.22%	.22%	.27%
Net investment income (loss)	2.50%F	2.45%	2.48%	2.16%	2.63%	3.06%
Supplemental Data
Net assets, end of period (in millions)	$6,907	$6,497	$6,520	$5,338	$5,981	$7,287
Portfolio turnover rateG	58%F	75%	85%	118%	100%	106%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan U.S. Bond Index Fund Fidelity Advantage Class

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.03	$11.74	$11.44
Income from Investment Operations
Net investment income (loss)B	.152	.301	.299	.267	.321	.115
Net realized and unrealized gain (loss)	.114	(.123)	.339	(.593)	.349	.301
Total from investment operations	.266	.178	.638	(.326)	.670	.416
Distributions from net investment income	(.147)	(.290)	(.288)	(.260)	(.315)	(.116)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)	–
Total distributions	(.166)	(.298)	(.288)	(.344)	(.380)	(.116)
Net asset value, end of period	$11.69	$11.59	$11.71	$11.36	$12.03	$11.74
Total ReturnC,D	2.31%	1.52%	5.68%	(2.78)%	5.82%	3.66%
Ratios to Average Net AssetsE,F
Expenses before reductions	.17%G	.17%	.17%	.17%	.17%	.17%G
Expenses net of fee waivers, if any	.07%G	.10%	.10%	.10%	.12%	.17%G
Expenses net of all reductions	.07%G	.10%	.10%	.10%	.12%	.17%G
Net investment income (loss)	2.63%G	2.57%	2.60%	2.27%	2.73%	3.15%G
Supplemental Data
Net assets, end of period (in millions)	$6,879	$6,692	$5,778	$5,108	$4,265	$1,533
Portfolio turnover rateH	58%G	75%	85%	118%	100%	106%

 A For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan U.S. Bond Index Fund Institutional Class

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.03	$11.74	$11.44
Income from Investment Operations
Net investment income (loss)B	.152	.305	.303	.272	.329	.118
Net realized and unrealized gain (loss)	.114	(.123)	.338	(.594)	.349	.302
Total from investment operations	.266	.182	.641	(.322)	.678	.420
Distributions from net investment income	(.147)	(.294)	(.291)	(.264)	(.323)	(.120)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)	–
Total distributions	(.166)	(.302)	(.291)	(.348)	(.388)	(.120)
Net asset value, end of period	$11.69	$11.59	$11.71	$11.36	$12.03	$11.74
Total ReturnC,D	2.32%	1.55%	5.71%	(2.75)%	5.89%	3.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.07%G	.07%	.07%	.07%	.07%	.07%G
Expenses net of fee waivers, if any	.06%G	.07%	.07%	.07%	.07%	.07%G
Expenses net of all reductions	.06%G	.07%	.07%	.07%	.07%	.07%G
Net investment income (loss)	2.64%G	2.60%	2.63%	2.31%	2.78%	3.25%G
Supplemental Data
Net assets, end of period (in millions)	$3,323	$3,102	$3,158	$2,766	$3,121	$1,926
Portfolio turnover rateH	58%G	75%	85%	118%	100%	106%

 A For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan U.S. Bond Index Fund Fidelity Advantage Institutional Class

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.03	$11.74	$11.44
Income from Investment Operations
Net investment income (loss)B	.153	.307	.305	.274	.331	.118
Net realized and unrealized gain (loss)	.114	(.123)	.339	(.594)	.349	.303
Total from investment operations	.267	.184	.644	(.320)	.680	.421
Distributions from net investment income	(.148)	(.296)	(.294)	(.266)	(.325)	(.121)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)	–
Total distributions	(.167)	(.304)	(.294)	(.350)	(.390)	(.121)
Net asset value, end of period	$11.69	$11.59	$11.71	$11.36	$12.03	$11.74
Total ReturnC,D	2.32%	1.57%	5.73%	(2.73)%	5.91%	3.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G	.05%	.05%	.05%	.05%	.05%G
Expenses net of fee waivers, if any	.05%G	.05%	.05%	.05%	.05%	.05%G
Expenses net of all reductions	.05%G	.05%	.05%	.05%	.05%	.05%G
Net investment income (loss)	2.65%G	2.62%	2.65%	2.33%	2.80%	3.27%G
Supplemental Data
Net assets, end of period (in millions)	$1,484	$1,560	$947	$867	$869	$682
Portfolio turnover rateH	58%G	75%	85%	118%	100%	106%

 A For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan U.S. Bond Index Fund Class F

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.03	$11.74	$11.67
Income from Investment Operations
Net investment income (loss)A	.153	.307	.305	.273	.331	.365
Net realized and unrealized gain (loss)	.114	(.123)	.339	(.593)	.349	.139
Total from investment operations	.267	.184	.644	(.320)	.680	.504
Distributions from net investment income	(.148)	(.296)	(.294)	(.266)	(.325)	(.358)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)	(.076)
Total distributions	(.167)	(.304)	(.294)	(.350)	(.390)	(.434)
Net asset value, end of period	$11.69	$11.59	$11.71	$11.36	$12.03	$11.74
Total ReturnB,C	2.32%	1.57%	5.73%	(2.73)%	5.91%	4.47%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%F	.05%	.05%	.05%	.05%	.12%
Expenses net of fee waivers, if any	.05%F	.05%	.05%	.05%	.05%	.12%
Expenses net of all reductions	.05%F	.05%	.05%	.05%	.05%	.12%
Net investment income (loss)	2.65%F	2.62%	2.65%	2.33%	2.80%	3.20%
Supplemental Data
Net assets, end of period (in millions)	$2,746	$2,687	$2,202	$1,988	$1,361	$634
Portfolio turnover rateG	58%F	75%	85%	118%	100%	106%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Spartan U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$814,695
Gross unrealized depreciation	(146,241)
Net unrealized appreciation (depreciation) on securities	$668,454
Tax cost	$21,220,763

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $571,584 and $410,631, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.22%
Fidelity Advantage Class	.17%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$5,743
Fidelity Advantage Class	3,987
Institutional Class	317
$10,047

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $132.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through October 31, 2016.

	Expense Limitations	Reimbursement
Investor Class	.20%	$711
Fidelity Advantage Class	.07%	3,335
Institutional Class	.06%	164
Fidelity Advantage Institutional Class	.05%	2
Class F	.05%	3

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $5.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Investor Class	$81,179	$154,154
Fidelity Advantage Class	84,100	155,722
Institutional Class	40,325	82,742
Fidelity Advantage Institutional Class	19,066	31,519
Class F	34,778	62,792
Total	$259,448	$486,929
From net realized gain
Investor Class	$11,052	$4,492
Fidelity Advantage Class	11,030	4,158
Institutional Class	5,143	2,426
Fidelity Advantage Institutional Class	2,514	668
Class F	4,358	1,581
Total	$34,097	$13,325

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Investor Class
Shares sold	75,412	621,208	$875,753	$7,202,773
Reinvestment of distributions	7,903	13,464	91,720	157,953
Shares redeemed	(53,145)	(630,565)	(616,723)	(7,314,458)
Net increase (decrease)	30,170	4,107	$350,750	$46,268
Fidelity Advantage Class
Shares sold	122,999	731,960	$1,427,313	$8,499,939
Reinvestment of distributions	7,881	13,152	91,470	154,273
Shares redeemed	(119,924)	(660,828)	(1,391,425)	(7,666,150)
Net increase (decrease)	10,956	84,284	$127,358	$988,062
Institutional Class
Shares sold	45,328	119,500	$525,473	$1,400,628
Reinvestment of distributions	3,917	7,260	45,467	85,167
Shares redeemed	(32,701)	(128,639)	(379,020)	(1,503,380)
Net increase (decrease)	16,544	(1,879)	$191,920	$(17,585)
Fidelity Advantage Institutional Class
Shares sold	18,791	77,901	$218,111	$911,540
Reinvestment of distributions	1,859	2,744	21,580	32,187
Shares redeemed	(28,327)	(26,815)	(328,866)	(314,218)
Net increase (decrease)	(7,677)	53,830	$(89,175)	$629,509
Class F
Shares sold	33,476	69,196	$388,655	$810,742
Reinvestment of distributions	3,373	5,489	39,136	64,373
Shares redeemed	(33,842)	(30,763)	(393,244)	(360,902)
Net increase (decrease)	3,007	43,922	$34,547	$514,213

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 38% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Investor Class	.20%
Actual		$1,000.00	$1,022.50	$1.01
Hypothetical-C		$1,000.00	$1,023.87	$1.01
Fidelity Advantage Class	.07%
Actual		$1,000.00	$1,023.10	$.35
Hypothetical-C		$1,000.00	$1,024.52	$.35
Institutional Class	.06%
Actual		$1,000.00	$1,023.20	$.30
Hypothetical-C		$1,000.00	$1,024.57	$.30
Fidelity Advantage Institutional Class	.05%
Actual		$1,000.00	$1,023.20	$.25
Hypothetical-C		$1,000.00	$1,024.61	$.25
Class F	.05%
Actual		$1,000.00	$1,023.20	$.25
Hypothetical-C		$1,000.00	$1,024.61	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Spartan U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in May 2015.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract, such expenses may be paid by FMR pursuant to expense limitation arrangements in effect for the fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee."

Spartan U.S. Bond Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee from 0.22% to 0.05%. The Board considered that the chart reflects the fund's lower management fee for 2011 as if the lower fee were in effect for the entire year.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered the total expense ratio of the fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the total expense ratio of each of Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Class F ranked below its competitive median for 2014 and the total expense ratio of Investor Class ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that lower priced share classes, including Fidelity Advantage Class, represent a large part of the mapped group for the Investor Class.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.17%; Fidelity Advantage Institutional Class: 0.05%; Institutional Class: 0.07%; and Investor Class: 0.22%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, Investor Class, and Class F of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.07%, 0.05%, 0.06%, 0.20%, and 0.05% through October 31, 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Investor Class was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

UBI-SANN-0416
1.536707.118

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 25, 2016